Registration No. 033-59474

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 286
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 286

PRINCIPAL FUNDS, INC.
(Registrant Exact Name as Specified in Charter)
711 High Street
Des Moines, IA 50392
(Address of Principal Executive Offices)
(515) 878-0460
(Registrant's Telephone Number, including Area Code)

Deanna Y. Pellack
The Principal Financial Group
Des Moines, Iowa 50392
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☐    immediately upon filing pursuant to paragraph (b)
☒    on March 1, 2024 pursuant to paragraph (b)
☐    60 days after filing pursuant to paragraph (a)
☐    on (date) pursuant to paragraph (a)
☐    75 days after filing pursuant to paragraph (a)(2)
☐    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered:
Classes A, C, J, Institutional, R-1, R-3, R-4, R-5, and R-6 Shares
EXPLANATORY NOTE
Principal Funds, Inc. (the "Registrant") is filing this Amendment as an annual update to the Registrant's Registration Statement for series with an October 31 fiscal year end. The Amendment includes the following: (1) facing page; (2) Part A (Prospectus for Classes A, C, J, Institutional, R-1, R-3, R-4, R-5, and R-6 Shares); (3) Part B (Statement of Additional Information for series with an October 31 fiscal year end in the share classes listed previously); (4) Part C; and (5) signature pages.

PRINCIPAL FUNDS, INC.
(“PFI” or the "Registrant")
Class A Shares
Class C Shares
Class J Shares
Institutional Class Shares
Class R-1 Shares
Class R-3 Shares
Class R-4 Shares
Class R-5 Shares
Class R-6 Shares
The date of this Prospectus is March 1, 2024

The ticker symbols for series and share classes begin on the next page.

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This page left blank intentionally.

FUNDS OF THE REGISTRANT
(each, a "Fund" and, together, the "Funds")

Ticker Symbols by Share Class
Fund/Portfolio	A	C	J	Inst.	R-1	R-3	R-4	R-5	R-6
California Municipal	SRCMX	SRCCX		PCMFX
Core Fixed Income	CMPIX		PIOJX	PIOIX	PIOMX	PIOOX	PIOPX	PIOQX	PICNX
Core Plus Bond	PRBDX		PBMJX	PMSIX	PBOMX	PBMMX	PBMSX	PBMPX
Diversified Income	PGBAX	PGDCX		PGDIX					PGBLX
Diversified International	PRWLX		PIIJX	PIIIX	PDVIX	PINRX	PINLX	PINPX	PDIFX
Equity Income	PQIAX	PEUCX	PEIJX	PEIIX	PIEMX	PEIOX	PEIPX	PEIQX
Finisterre Emerging Markets Total Return Bond				PFUMX
Global Emerging Markets	PRIAX		PIEJX	PIEIX	PIXEX	PEAPX	PESSX	PEPSX	PIIMX
Global Real Estate Securities	POSAX			POSIX		PGRKX	PGRVX	PGRUX	PGRSX
Government & High Quality Bond	CMPGX		PMRJX	PMRIX	PMGRX	PRCMX	PMRDX	PMREX
Government Money Market				PGVXX					PGWXX
High Income				PYHIX
High Yield	CPHYX	CCHIX		PHYTX					PHYFX
Inflation Protection			PIPJX	PIPIX	PISPX	PIFPX	PIFSX	PBPPX
International I				PINIX	PPISX	PRPPX	PUPPX	PTPPX	PIIDX
LargeCap Growth I	PLGAX		PLGJX	PLGIX	PCRSX	PPUMX	PPUSX	PPUPX	PLCGX
LargeCap S&P 500 Index	PLSAX		PSPJX	PLFIX	PLPIX	PLFMX	PLFSX	PLFPX
LargeCap Value III			PLVJX	PLVIX	PESAX	PPSFX	PPSSX	PPSRX
MidCap	PEMGX	PMBCX	PMBJX	PCBIX	PMSBX	PMBMX	PMBSX	PMBPX	PMAQX
MidCap Growth			PMGJX	PGWIX	PMSGX	PFPPX	PIPPX	PHPPX
MidCap Growth III			PPQJX	PPIMX	PHASX	PPQMX	PPQSX	PPQPX
MidCap S&P 400 Index			PMFJX	MPSIX	PMSSX	PMFMX	PMFSX	PMFPX	PMAPX
MidCap Value I	PCMVX		PVEJX	PVMIX	PLASX	PMPRX	PABWX	PABVX	PCMSX
Money Market	PCSXX		PMJXX
Overseas				PINZX		PINTX	PINUX
Principal Capital Appreciation	CMNWX			PWCIX	PCAMX	PCAOX	PCAPX	PCAQX
Principal LifeTime Strategic Income	PALTX		PLSJX	PLSIX	PLAIX	PLSMX	PLSSX	PLSPX
Principal LifeTime 2015				LTINX	LTSGX	LTAPX	LTSLX	LTPFX
Principal LifeTime 2020	PTBAX		PLFJX	PLWIX	PWASX	PTBMX	PTBSX	PTBPX
Principal LifeTime 2025				LTSTX	LTSNX	LTVPX	LTEEX	LTPDX
Principal LifeTime 2030	PTCAX		PLTJX	PMTIX	PXASX	PTCMX	PTCSX	PTCPX
Principal LifeTime 2035				LTIUX	LTANX	LTAOX	LTSEX	LTPEX
Principal LifeTime 2040	PTDAX		PTDJX	PTDIX	PYASX	PTDMX	PTDSX	PTDPX
Principal LifeTime 2045				LTRIX	LTRGX	LTRVX	LTRLX	LTRDX
Principal LifeTime 2050	PPEAX		PFLJX	PPLIX	PZASX	PTERX	PTESX	PTEFX
Principal LifeTime 2055				LTFIX	LTFGX	LTFDX	LTFLX	LTFPX
Principal LifeTime 2060			PLTAX	PLTZX	PLTRX	PLTCX	PLTMX	PLTOX
Principal LifeTime 2065				PLJIX	PLJAX	PLJCX	PLJDX	PLJEX
Principal LifeTime 2070			PLTLX	PLTGX	PLTSX	PLTDX	PLTBX	PLTFX
Principal LifeTime Hybrid Income			PHJFX	PHTFX					PLTYX
Principal LifeTime Hybrid 2015			PHJMX	PHTMX					PLRRX
Principal LifeTime Hybrid 2020			PHJTX	PHTTX					PLTTX
Principal LifeTime Hybrid 2025			PHJQX	PHTQX					PLFTX
Principal LifeTime Hybrid 2030			PHJNX	PHTNX					PLZTX
Principal LifeTime Hybrid 2035			PHJJX	PHTJX					PLRTX
Principal LifeTime Hybrid 2040			PHJEX	PLTQX					PLMTX
Principal LifeTime Hybrid 2045			PHJYX	PHTYX					PLNTX
Principal LifeTime Hybrid 2050			PHJUX	PHTUX					PLJTX
Principal LifeTime Hybrid 2055			PHJBX	PLTNX					PLHTX
Principal LifeTime Hybrid 2060			PHJGX	PLTHX					PLKTX
Principal LifeTime Hybrid 2065			PHJDX	PLHHX					PLHRX
Principal LifeTime Hybrid 2070			PLKJX	PLKSX					PLKRX

FUNDS OF THE REGISTRANT
(each, a "Fund" and, together, the "Funds")

Real Estate Securities	PRRAX	PRCEX	PREJX	PIREX	PRAEX	PRERX	PRETX	PREPX	PFRSX
SAM Balanced	SABPX	SCBPX	PSAJX	PSBIX	PSBGX	PBAPX	PSBLX	PSBFX
SAM Conservative Balanced	SAIPX	SCIPX	PCBJX	PCCIX	PCSSX	PCBPX	PCBLX	PCBFX
SAM Conservative Growth	SAGPX	SCGPX	PCGJX	PCWIX	PCGGX	PCGPX	PCWSX	PCWPX
SAM Flexible Income	SAUPX	SCUPX	PFIJX	PIFIX	PFIGX	PFIPX	PFILX	PFIFX
SAM Strategic Growth	SACAX	SWHCX	PSWJX	PSWIX	PSGGX	PSGPX	PSGLX	PSGFX
Short-Term Income	SRHQX	STCCX	PSJIX	PSHIX	PSIMX	PSIOX	PSIPX	PSIQX
SmallCap	PLLAX		PSBJX	PSLIX	PSABX	PSBMX	PSBSX	PSBPX	PSMLX
SmallCap Growth I			PSIJX	PGRTX	PNASX	PPNMX	PPNSX	PPNPX	PCSMX
SmallCap S&P 600 Index			PSSJX	PSSIX	PSAPX	PSSMX	PSSSX	PSSPX	PSPIX
SmallCap Value II			PSMJX	PPVIX	PCPTX	PJARX	PSTWX	PLARX	PSMVX
Tax-Exempt Bond	PTEAX	PTBCX		PITEX

CALIFORNIA MUNICIPAL FUND
Objective
The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.

If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	Inst.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.
Management Fees	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A
Other Expenses:
Interest Expense (1)	0.17%	0.17%	0.17%
Remainder of Other Expenses	0.07%	0.16%	0.10%
Total Other Expenses	0.24%	0.33%	0.27%
Total Annual Fund Operating Expenses	0.89%	1.73%	0.67%
Expense Reimbursement (2)	N/A	N/A	(0.04)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.89%	1.73%	0.63%
(1)    Includes interest expense from inverse floaters.
(2)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.46% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$462	$648	$850	$1,430
Class C	276	545	939	1,818
Institutional Class	64	210	369	831
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$176	$545	$939	$1,818
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.5% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax. These obligations may include bonds that generate interest payments that are subject to the federal individual alternative minimum tax. The Fund’s investment in municipal obligations include industrial revenue bonds. The Fund invests up to 20% of its assets in below-investment-grade bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”). If the bond has been rated by only one of the rating agencies, that rating will determine the bond's rating; if the bond is rated differently by the rating agencies, the highest rating will be used; and if the bond has not been rated by either of the rating agencies, those selecting such investments will determine the bond's quality. The Fund also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Bloomberg California Municipal Bond Index, which as of January 31, 2024 was 5.26 years. The Fund is not managed to a particular maturity.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.

Geographic Concentration Risk. A fund that invests significant portions of its assets in municipal obligations and bonds in particular geographic areas (a particular state, such as California, or a particular country or region) has greater exposure than other funds to economic conditions and developments in those areas.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Industrial Revenue Bond Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition and performance of industrial revenue bonds. These revenue bonds are issued by or on behalf of public authorities to obtain funds to finance various public and/or privately operated facilities, including those for business and manufacturing, housing, sports, pollution control, airport, mass transit, port, and parking facilities. These bonds are normally secured only by the revenues from the project and not by state or local government tax payments. Consequently, the credit quality of these bonds is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.
Inverse Floating Rate Investments Risk. Inverse floating rate investments are extremely sensitive to changes in interest rates and, in some cases, their market value may be extremely volatile.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Municipal Obligations Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected, and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Institutional Class shares (March 1, 2015), the performance shown in the table for Institutional Class shares is that of the Fund’s Class A shares, adjusted to reflect the fees and expenses of Institutional Class shares. However, where the adjustment for fees and expenses results in performance for Institutional Class shares that is higher than the historical performance of the Class A shares, the historical performance of Class A shares is used (without respect to sales charges, which are not applicable to Institutional Class shares). These adjustments result in performance for such periods that is no higher than the historical performance of the Class A shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 2014	5.67%
Lowest return for a quarter during the period of the bar chart above:	Q1 2022	(7.07)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	1.55%	0.99%	2.89%
Class A Return After Taxes on Distributions	1.55%	0.99%	2.89%
Class A Return After Taxes on Distributions and Sale of Fund Shares	2.05%	1.33%	2.95%
Class C Return Before Taxes	3.75%	0.95%	2.58%
Institutional Class Return Before Taxes	5.81%	2.03%	3.52%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	6.40%	2.25%	3.03%
Bloomberg California Municipal Index (reflects no deduction for fees, expenses, or taxes)	6.22%	2.25%	3.10%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg Municipal Bond Index in order to meet the revised definition of “broad-based securities market index.” The Bloomberg California Municipal Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James Noble (since 2013), Portfolio Manager
•    James Welch (since 2014), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and C	Initial Investment	$1,000(1)
A and C	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and C	Subsequent Investments	$100(1)(2)
Institutional	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund. See Purchase of Fund Shares for more information.
Tax Information
While the Fund intends to distribute income that is exempt from regular federal and California income taxes, a portion of the Fund’s distributions may be subject to California or federal income taxes or to the federal individual alternative minimum tax.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

CORE FIXED INCOME FUND
Objective
The Fund seeks to provide a high level of current income consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5	R-6
Management Fees (1)	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.35%	0.25%	0.10%	N/A	N/A
Other Expenses	0.17%	0.15%	0.15%	0.54%	0.33%	0.29%	0.27%	0.01%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.76%	0.64%	0.49%	1.23%	0.92%	0.73%	0.61%	0.35%
Expense Reimbursement (2)	N/A	N/A	(0.05)%	N/A	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.76%	0.64%	0.44%	1.23%	0.92%	0.73%	0.61%	0.35%
(1)    Fees have been restated to reflect current fees.
(2)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.43% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$301	$462	$638	$1,146
Class J	165	205	357	798
Institutional Class	45	152	269	611
Class R-1	125	390	676	1,489
Class R-3	94	293	509	1,131
Class R-4	75	233	406	906
Class R-5	62	195	340	762
Class R-6	36	113	197	443
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$65	$205	$357	$798
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.9% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities. The Fund invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities (securitized products) (including collateralized mortgage obligations), and foreign securities. Investment grade securities are rated BBB- or higher by S&P Global Ratings (“S&P Global”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), at the time of purchase. If the security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating is used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality. The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index, which as of January 31, 2024 was 6.11 years.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 25, 2014), the performance shown in the table for Class R-6 shares is that of the Fund’s Class A shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used (without respect to sales charges, which are not applicable to Class R-6 shares). These adjustments result in performance for such periods that is no higher than the historical performance of the Class A shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2023	6.75%
Lowest return for a quarter during the period of the bar chart above:	Q1 2022	(5.80)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	3.09%	0.57%	1.52%
Class A Return After Taxes on Distributions	1.87%	(0.42)%	0.35%
Class A Return After Taxes on Distributions and Sale of Fund Shares	1.81%	0.04%	0.66%
Class J Return Before Taxes	4.56%	1.16%	1.86%
Institutional Class Return Before Taxes	5.87%	1.33%	2.08%
Class R-1 Return Before Taxes	4.91%	0.53%	1.26%
Class R-3 Return Before Taxes	5.35%	0.86%	1.57%
Class R-4 Return Before Taxes	5.55%	1.05%	1.77%
Class R-5 Return Before Taxes	5.57%	1.15%	1.88%
Class R-6 Return Before Taxes	5.84%	1.41%	2.10%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    John R. Friedl (since 2005), Portfolio Manager
•Michael Goosay (since 2023), Portfolio Manager
•    Scott J. Peterson (since 2010), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances.
See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

CORE PLUS BOND FUND
Objective
The Fund seeks to provide current income and, as a secondary objective, capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5
Management Fees (1)	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.32%	0.32%	0.17%	0.54%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	0.99%	0.89%	0.59%	1.31%	1.00%	0.81%	0.69%
Expense Reimbursement (2)	(0.19)%	N/A	(0.11)%	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.80%	0.89%	0.48%	1.31%	1.00%	0.81%	0.69%
(1)     Fees have been restated to reflect current fees.
(2)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.80% for Class A and 0.48% for Institutional Class shares. It is expected that the expense limits will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$454	$660	$884	$1,526
Class J	191	284	493	1,096
Institutional Class	49	178	318	727
Class R-1	133	415	718	1,579
Class R-3	102	318	552	1,225
Class R-4	83	259	450	1,002
Class R-5	70	221	384	859
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$91	$284	$493	$1,096
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 156.0% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Such investments include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities and mortgage-backed securities (securitized products, including collateralized mortgage obligations); corporate bonds; and foreign securities, including emerging market securities. The Fund invests in investment-grade securities and, with respect to up to 25% of its assets, in below-investment-grade securities (sometimes called “high yield” or “junk”), which are rated at the time of purchase Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”). If the security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality. The Fund is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index, which as of January 31, 2024 was 6.11 years. The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
The Fund enters into dollar roll transactions, which may involve leverage. The Fund invests in derivatives, including Treasury futures and interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2023	7.36%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(6.07)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	1.19%	0.50%	1.23%
Class A Return After Taxes on Distributions	(0.03)%	(0.93)%	(0.02)%
Class A Return After Taxes on Distributions and Sale of Fund Shares	0.69%	(0.15)%	0.44%
Class J Return Before Taxes	4.07%	1.27%	1.63%
Institutional Class Return Before Taxes	5.40%	1.59%	1.97%
Class R-1 Return Before Taxes	4.55%	0.76%	1.11%
Class R-3 Return Before Taxes	4.80%	1.06%	1.43%
Class R-4 Return Before Taxes	5.08%	1.26%	1.62%
Class R-5 Return Before Taxes	5.22%	1.39%	1.75%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    William C. Armstrong (since 2000), Portfolio Manager
•    Bryan C. Davis (since 2022), Portfolio Manager
•    Michael Goosay (since 2023), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

DIVERSIFIED INCOME FUND
Objective
The Fund seeks income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.

Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	Inst.	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.	R-6
Management Fees (1)	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A	N/A
Other Expenses	0.13%	0.14%	0.11%	0.05%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.05%	1.81%	0.78%	0.72%
Expense Reimbursement (2)	N/A	N/A	(0.08)%	(0.03)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.05%	1.81%	0.70%	0.69%
(1)    Fees have been restated to reflect current fees.
(2)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.68% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$478	$697	$933	$1,609
Class C	284	569	980	1,927
Institutional Class	72	241	425	959
Class R-6	70	227	398	892
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$184	$569	$980	$1,927
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.1% of the average value of its portfolio.
Principal Investment Strategies
The Fund generally invests a majority of its assets in fixed-income securities, such as investment-grade corporate bonds, high yield bonds (also known as “junk” bonds), preferred securities, securitized products, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. Such securities include instruments with variable or floating interest rates. The fixed-income portion of the Fund is not managed to a particular maturity or duration. The Fund invests in foreign, including emerging market, securities. The Fund uses derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
In managing the Fund, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, determines the Fund's strategic asset allocation among actively managed and passively managed (index) strategies that are executed by PGI and multiple sub-advisors. PGI has considerable latitude in allocating the Fund's assets among the general investment categories listed below. The Fund uses strategies and sub-advisors to varying degrees and may change allocations, add new or eliminate existing strategies and sub-advisors, and temporarily or permanently reduce allocations from time to time such that the Fund would have little or no assets allocated to a particular strategy or sub-advisor.
•Investment-grade corporate securities, which are rated at the time of purchase Baa3 or higher by Moody’s Investors Service (“Moody’s”) or BBB- or higher by S&P Global Ratings (“S&P Global”).
•High yield and other income-producing securities, including bank loans and corporate bonds. “High yield” securities are below investment grade securities (sometimes called “junk”), which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal. This portion of the Fund also invests in currency forwards and currency options to hedge currency risk.
•Preferred securities, focusing primarily on the financial services and utility industries.

•Diversified portfolio of fixed-income securities, including those issued by governments and their agencies and corporate entities in emerging markets. This portion of the Fund also invests in interest rate swaps or Treasury futures to manage fixed-income exposure; credit default swaps to increase or decrease in an efficient manner exposures to certain sectors or individual issuers; total return swaps to increase or decrease in an efficient manner exposures to certain sectors; and currency forwards and currency options to hedge currency risk and express views on the direction of currency.
•Securitized products such as asset-backed securities and mortgage-backed securities, including commercial mortgage-backed securities, which are bonds secured by first mortgages on commercial real estate.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Asset Allocation Risk. A fund’s selection and weighting of asset classes and allocation among sub-advisors may cause it to underperform other funds with a similar investment objective.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment, and overall market volatility may harm the liquidity of loans.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Floating and Variable Rate Securities Risk. The market prices of securities with variable and floating interest rates are generally less sensitive to interest rate changes than are the market prices of securities of fixed interest rates. Floating and variable rate securities may decline in value if market interest rates or interest rates paid by them do not move as expected. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index (Passive) Strategy Risk. An index (passive) fund (or passive strategy that is part of a fund) has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between an index strategy’s performance and index performance may also be affected by the type of passive investment approach used (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of shares.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company’s capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.

The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (June 12, 2017), the performance shown in the table for Class R-6 shares is that of the Fund’s Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2020	8.39%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(17.02)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	4.20%	2.82%	3.03%
Class A Return After Taxes on Distributions	1.77%	0.96%	1.10%
Class A Return After Taxes on Distributions and Sale of Fund Shares	2.57%	1.44%	1.54%
Class C Return Before Taxes	6.40%	2.82%	2.80%
Institutional Class Return Before Taxes	8.52%	3.95%	3.75%
Class R-6 Return Before Taxes	8.63%	3.98%	3.76%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Jessica S. Bush (since 2014), Portfolio Manager
•Benjamin E. Rotenberg (since 2014), Portfolio Manager
•May Tong (since 2021), Portfolio Manager
Sub-Advisors
BlackRock Financial Management, Inc.
Grantham, Mayo, Van Otterloo & Co. LLC
Nuveen Asset Management LLC
PineBridge Investments LLC
Polen Capital Credit, LLC
Post Advisory Group, LLC
Principal Real Estate Investors, LLC
Spectrum Asset Management, Inc.
Sub-Sub-Advisor
BlackRock International Limited
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and C	Initial Investment	$1,000(1)
A and C	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and C	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

DIVERSIFIED INTERNATIONAL FUND
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5	R-6
Management Fees	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.35%	0.25%	0.10%	N/A	N/A
Other Expenses (1)	0.30%	0.30%	0.19%	0.58%	0.37%	0.33%	0.31%	0.05%
Total Annual Fund Operating Expenses	1.29%	1.19%	0.93%	1.67%	1.36%	1.17%	1.05%	0.79%
Expense Reimbursement (2)	N/A	N/A	(0.05)%	N/A	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.29%	1.19%	0.88%	1.67%	1.36%	1.17%	1.05%	0.79%
(1)    Includes 0.03% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the contractual expense limit.
(2)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$674	$936	$1,219	$2,021
Class J	221	378	654	1,443
Institutional Class	90	291	510	1,138
Class R-1	170	526	907	1,976
Class R-3	138	431	745	1,635
Class R-4	119	372	644	1,420
Class R-5	107	334	579	1,283
Class R-6	81	252	439	978
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$121	$378	$654	$1,443
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.2% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in foreign equity securities. The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. Primary consideration is given to securities of issuers of developed areas (for example, Japan, Western Europe, Canada, Australia, Hong Kong, and Singapore); however, the Fund also invests in emerging market securities. The Fund invests in equity securities regardless of market capitalization size (small, medium, or large) and style (growth or value).
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (March 1, 2019), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.

Total Returns as of December 31

60%
40%
20%
0%
-20%
-40%
-60%
(3.41)%
(0.80)%
(0.38)%
28.08%
(17.66)%
22.35%
16.99%
9.16%
(20.10)%
17.17%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Highest return for a quarter during the period of the bar chart above:	Q2 2020	17.41%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.11)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	10.72%	6.69%	3.36%
Class A Return After Taxes on Distributions	10.07%	5.81%	2.76%
Class A Return After Taxes on Distributions and Sale of Fund Shares	6.65%	5.27%	2.68%
Class J Return Before Taxes	16.33%	8.02%	4.07%
Institutional Class Return Before Taxes	17.68%	8.32%	4.39%
Class R-1 Return Before Taxes	16.80%	7.47%	3.53%
Class R-3 Return Before Taxes	17.19%	7.80%	3.86%
Class R-4 Return Before Taxes	17.37%	8.02%	4.06%
Class R-5 Return Before Taxes	17.52%	8.14%	4.18%
Class R-6 Return Before Taxes	17.79%	8.41%	4.15%
MSCI ACWI Ex USA Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	15.62%	7.08%	3.83%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    Paul H. Blankenhagen (since 2003), Portfolio Manager
•    Juliet Cohn (since 2004), Portfolio Manager
•    George Maris (since 2023), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

EQUITY INCOME FUND
Objective
The Fund seeks to provide current income and long-term growth of income and capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.12%	0.15%	0.16%	0.04%	0.54%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	0.87%	1.65%	0.81%	0.54%	1.39%	1.08%	0.89%	0.77%
Expense Reimbursement (1)	N/A	N/A	N/A	(0.02)%	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.87%	1.65%	0.81%	0.52%	1.39%	1.08%	0.89%	0.77%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.52% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$634	$812	$1,006	$1,564
Class C	268	520	897	1,746
Class J	183	259	450	1,002
Institutional Class	53	171	300	675
Class R-1	142	440	761	1,669
Class R-3	110	343	595	1,317
Class R-4	91	284	493	1,096
Class R-5	79	246	428	954
With respect to Class C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$168	$520	$897	$1,746
Class J	83	259	450	1,002
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.3% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. The Fund usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in securities of foreign issuers.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class J shares (October 9, 2018), the performance shown in the table for Class J shares is that of the Fund’s Class A shares, adjusted to reflect the fees and expenses of Class J shares. However, where the adjustment for fees and expenses results in performance for Class J shares that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used without respect to sales charges. These adjustments result in performance for such periods that is no higher than the historical performance of Class A shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2020	15.59%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(25.44)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	4.67%	9.18%	8.15%
Class A Return After Taxes on Distributions	4.00%	8.19%	7.12%
Class A Return After Taxes on Distributions and Sale of Fund Shares	3.19%	7.16%	6.41%
Class C Return Before Taxes	8.89%	9.58%	8.12%
Class J Return Before Taxes	9.85%	10.50%	8.80%
Institutional Class Return Before Taxes	11.11%	10.81%	9.16%
Class R-1 Return Before Taxes	10.17%	9.86%	8.22%
Class R-3 Return Before Taxes	10.52%	10.20%	8.56%
Class R-4 Return Before Taxes	10.73%	10.41%	8.76%
Class R-5 Return Before Taxes	10.85%	10.54%	8.89%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	26.53%	15.52%	11.80%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	11.46%	10.91%	8.40%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index.” The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    Daniel R. Coleman (since 2010), Portfolio Manager
•    Sarah E. Radecki (since 2021), Portfolio Manager
•    Nedret Vidinli (since 2017), Associate Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances.
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

FINISTERRE EMERGING MARKETS TOTAL RETURN BOND FUND
Objective
The Fund seeks to generate total returns from current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Inst.
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.91%
Expense Reimbursement (1)	(0.04)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.87%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$89	$286	$500	$1,116
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 139.8% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other fixed-income securities that are tied economically to an emerging market, and in derivatives on such investments. The types of fixed-income securities in which the Fund invests include convertible bonds, credit- and index-linked securities, non-registered and restricted securities (including those issued in reliance on Rule 144A and Regulation S), securities issued by distressed or bankrupt issuers, and securities issued by the U.S government or U.S. government-sponsored enterprises. The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.

The Fund considers a security to be tied economically to an emerging market if one or more of the following criteria is present: (i) the issuer or guarantor of the security has its principal place of business or principal office in an emerging market; (ii) the principal trading market for the security is in an emerging market; (iv) the issuer or guarantor of the security derives a majority of its revenue from emerging markets; or (iv) the currency of settlement of the security is the currency of an emerging market. Emerging markets include frontier markets.
The Fund uses derivatives to enhance return and to hedge and manage investment risks. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund uses forward contracts, futures, options, and swaps. The Fund invests in cash and cash equivalents to support certain of these investments, as well as for other purposes.
The Fund’s investment process focuses primarily on market level analysis of global markets and political developments and their impact on individual countries and companies in emerging markets. The Fund uses a top-down portfolio construction process, blending both fundamental and technical considerations. The investment strategy provides considerable flexibility to invest in various asset classes, capital structures, maturities, and currencies.
The Fund invests, without limitation, in high yield securities (also known as “junk”) rated at the time of purchase Ba1 or lower by Moody’s Investors Services, Inc., and BB+ or lower by S&P Global Ratings (“S&P Global”). If the security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality. The Fund’s holdings range in maturity from overnight to 30 years or more and are not subject to any minimum credit rating standard.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Convertible Securities Risk. Convertible securities are securities that are convertible into common stock. Convertible securities are subject to credit and interest rate risks associated with fixed-income securities and to stock market risk associated with equity securities.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Distressed Investments Risk. A fund’s investment in instruments involving loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans, many of which are not publicly traded, may involve a substantial degree of risk for the following reasons. These instruments may become illiquid and the prices of such instruments may be extremely volatile. Valuing such instruments may be difficult and a fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the fund may lose its entire investment.

Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
•Defensive Strategy Risk. Because emerging market debt markets are particularly susceptible to adverse market, economic, political, and other conditions, the Fund is more prone to take a defensive position and invest a significant portion of its assets in cash and cash equivalents in response to abnormal market conditions. In taking a large cash position, the Fund’s performance may be adversely affected as the Fund may not be able to benefit from an upswing in the market. Further, the Fund may be unable to pursue or achieve its investment objective when employing such a defensive strategy.
•Frontier Markets Risk. Frontier markets are emerging markets, but generally have small economies or less mature capital markets than more developed emerging markets, and, as a result, the risks of investing in emerging markets are magnified in frontier markets. Frontier markets typically have low trading volumes and the potential for extreme price volatility and illiquidity.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.

U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Volatility Mitigation Risk. Volatility mitigation strategies may increase the Fund’s transaction costs, which could increase losses or reduce gains. These strategies may not protect the Fund from market declines and may reduce the Fund’s participation in market gains.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (July 11, 2016).
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	9.76%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(11.00)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	11.20%	3.90%	4.05%
Institutional Class Return After Taxes on Distributions	8.34%	1.71%	1.75%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	6.62%	2.08%	2.12%
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.72%	(0.32)%	(0.39)%
Finisterre Emerging Markets Total Return Bond Blended Index (reflects no deduction for fees, expenses, or taxes)	10.99%	2.05%	2.06%
JPM GBI-EM Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	12.70%	1.14%	1.34%
JPM EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	11.09%	1.67%	1.62%
JPM CEMBI Broad Diversified Index (reflects no deduction for fees, expenses, or taxes)	9.08%	3.19%	3.05%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg Global Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index.” The Finisterre Emerging Markets Total Return Bond Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Performance of each component of the blended index is also shown. The weightings for the Finisterre Emerging Markets Total Return Bond Blended Index are: 33.33% JPM GBI-EM Global Diversified Index; 33.33% JPM EMBI Global Diversified Index; and 33.33% JPM CEMBI Broad Diversified Index.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Damien Buchet (since 2016), Portfolio Manager
•Christopher Watson (since 2016), Portfolio Manager
Purchase and Sale of Fund Shares
For Institutional Class shares, there are no minimum initial or subsequent investment requirements for eligible purchasers.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

GLOBAL EMERGING MARKETS FUND
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5	R-6
Management Fees (1)	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.35%	0.25%	0.10%	N/A	N/A
Other Expenses	0.46%	0.44%	0.32%	0.62%	0.41%	0.37%	0.35%	0.45%
Total Annual Fund Operating Expenses	1.70%	1.58%	1.31%	1.96%	1.65%	1.46%	1.34%	1.44%
Expense Reimbursement (2)	(0.25)%	(0.28)%	(0.21)%	N/A	N/A	N/A	N/A	(0.41)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.45%	1.30%	1.10%	1.96%	1.65%	1.46%	1.34%	1.03%
(1)     Fees have been restated to reflect current fees.
(2)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A, 1.30% for Class J and 1.10% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.04%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$689	$1,033	$1,400	$2,428
Class J	232	471	834	1,855
Institutional Class	112	395	698	1,561
Class R-1	199	615	1,057	2,285
Class R-3	168	520	897	1,955
Class R-4	149	462	797	1,746
Class R-5	136	425	734	1,613
Class R-6	105	415	748	1,689
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$132	$471	$834	$1,855
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.4% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund considers a security to be tied economically to an emerging market if one or more of the following criteria is present: (i) the issuer or guarantor of the security has its principal place of business or principal office in an emerging market; (ii) the principal trading market for the security is in an emerging market; (iii) the issuer or guarantor of the security derives a majority of its revenue from emerging markets; or (iv) the currency of settlement of the security is the currency of an emerging market.
The Fund considers “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Emerging Markets USD Aggregate Bond Index). Emerging markets generally exclude the United States, Canada, Japan, Australia, Hong Kong, Singapore, New Zealand, and most nations located in Western Europe. The Fund invests in equity securities regardless of market capitalization (small, medium, or large) and style (growth or value).

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
•China Investment Risk. The Fund invests a significant portion of its assets in securities of issuers located or operating in China. Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes, and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.
During 2019, the Fund experienced a significant one-time gain of approximately $0.11/share as the result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
Total Returns as of December 31

60%
40%
20%
0%
-20%
-40%
-60%
(4.25)%
(14.10)%
8.36%
40.73%
(21.12)%
17.21%
19.33%
0.43%
(22.89)%
12.52%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.56%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(24.38)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years(1)	10 Years(1)
Class A Return Before Taxes	6.31%	2.86%	1.31%
Class A Return After Taxes on Distributions	5.98%	2.42%	1.06%
Class A Return After Taxes on Distributions and Sale of Fund Shares	4.19%	2.41%	1.20%
Class J Return Before Taxes	11.73%	4.22%	2.03%
Institutional Class Return Before Taxes	12.96%	4.40%	2.28%
Class R-1 Return Before Taxes	11.95%	3.56%	1.44%
Class R-3 Return Before Taxes	12.31%	3.88%	1.75%
Class R-4 Return Before Taxes	12.50%	4.07%	1.95%
Class R-5 Return Before Taxes	12.65%	4.20%	2.07%
Class R-6 Return Before Taxes	13.07%	4.50%	2.18%
MSCI Emerging Markets Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	9.83%	3.69%	2.66%
(1)    During 2019, the Fund experienced a significant one-time gain of approximately $0.11 per share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts shown for periods that include the year ended December 31, 2019 would have been lower.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    Jeffrey Kilkenny (since 2020), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

GLOBAL REAL ESTATE SECURITIES FUND
Objective
The Fund seeks to generate a total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	Inst.	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	Inst.	R-3	R-4	R-5	R-6
Management Fees	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or Service (12b-1) Fees	0.25%	N/A	0.25%	0.10%	N/A	N/A
Other Expenses	0.24%	0.14%	0.33%	0.29%	0.27%	0.02%
Total Annual Fund Operating Expenses	1.36%	1.01%	1.45%	1.26%	1.14%	0.89%
Expense Reimbursement (1)	N/A	(0.07)%	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.36%	0.94%	1.45%	1.26%	1.14%	0.89%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.94% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$681	$957	$1,254	$2,095
Institutional Class	96	315	551	1,230
Class R-3	148	459	792	1,735
Class R-4	128	400	692	1,523
Class R-5	116	362	628	1,386
Class R-6	91	284	493	1,096
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.3% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the Fund’s investment policies, a real estate company has at least 50% of its assets, income, or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts (“REITs”) and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies, as well as those whose products and services relate to the real estate industry, such as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund invests in equity securities regardless of market capitalization (small, medium or large). The Fund invests in value equity securities and growth equity securities.
The Fund invests a significant percentage of its portfolio in REITs and foreign REIT-like entities. REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate corporate-level federal income taxes by meeting certain requirements of the Internal Revenue Code. Some foreign countries have adopted REIT structures that are very similar to those in the U.S. Similarities include pass-through tax treatment and portfolio diversification. Other countries have REIT structures that are significantly different than the structure in the U.S., while some countries have not adopted a REIT-like structure at all.
Under normal market conditions, the Fund holds investments tied economically to at least 3 countries and invests a percentage of its net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage foreign issuers in FTSE EPRA/NAREIT Developed Index minus 10%.
The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
•Real Estate. A fund concentrating in the real estate industry is subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts. These risks are explained more fully below in Real Estate Investment Trusts (REITs) Risk and Real Estate Securities Risk.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 25, 2014) and Classes R-3, R-4, and R-5 shares (March 1, 2016), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.
Total Returns as of December 31

60%
40%
20%
0%
-20%
-40%
-60%
15.76%
1.09%
0.05%
14.30%
(3.70)%
23.92%
(4.20)%
23.02%
(27.03)%
10.40%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Highest return for a quarter during the period of the bar chart above:	Q4 2023	15.65%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(25.65)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	4.34%	2.14%	3.66%
Class A Return After Taxes on Distributions	3.58%	1.39%	2.63%
Class A Return After Taxes on Distributions and Sale of Fund Shares	2.80%	1.53%	2.56%
Institutional Class Return Before Taxes	10.85%	3.71%	4.66%
Class R-3 Return Before Taxes	10.22%	3.20%	4.13%
Class R-4 Return Before Taxes	10.45%	3.38%	4.32%
Class R-5 Return Before Taxes	10.69%	3.54%	4.47%
Class R-6 Return Before Taxes	10.91%	3.79%	4.69%
MSCI ACWI NR USD Index (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	22.20%	11.72%	7.93%
FTSE EPRA/NAREIT Developed Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	9.67%	2.81%	3.57%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the MSCI ACWI NR USD Index in order to meet the revised definition of “broad-based securities market index.” The FTSE EPRA/NAREIT Developed Index NTR is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor
Principal Global Investors, LLC
Sub-Advisor and Portfolio Managers
Principal Real Estate Investors, LLC
•    Simon Hedger (since 2007), Portfolio Manager
•    Anthony Kenkel (since 2010), Portfolio Manager
•    Kelly D. Rush (since 2007), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A	Initial Investment	$1,000(1)
A and C	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and C	Subsequent Investments	$100(1)(2)
Institutional, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

GOVERNMENT & HIGH QUALITY BOND FUND
Objective
The Fund seeks to provide a high level of current income consistent with safety and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and/or Service (12b-1) Fees	0.15%	0.15%	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.21%	0.29%	0.05%	0.54%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	0.85%	0.93%	0.54%	1.38%	1.07%	0.88%	0.76%
Expense Reimbursement (1)	N/A	N/A	(0.01)%	(0.09)%	(0.09)%	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.85%	0.93%	0.53%	1.29%	0.98%	0.79%	0.67%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.53% for Institutional Class, 1.29% for Class R-1, 0.98% for Class R-3, 0.79% for Class R-4, and 0.67% for Class R-5 shares. It is expected that the expense limits will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$310	$490	$686	$1,250
Class J	195	296	515	1,143
Institutional Class	54	172	301	676
Class R-1	131	428	747	1,650
Class R-3	100	331	581	1,298
Class R-4	81	272	479	1,076
Class R-5	68	234	414	934
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$95	$296	$515	$1,143
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 128.0% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies, or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global Ratings (“S&P Global”) or Aaa by Moody’s Investors Service, Inc. (“Moody’s”), including, but not limited to, asset-backed securities (“ABS”), mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities (“MBS”) (also referred to as securitized products). The Fund also invests in ABS and MBS that are rated lower than AAA by S&P Global or Aaa by Moody’s (or of comparable quality), including collateralized mortgage obligations, and in other obligations that are secured by mortgages or MBS. The MBS in which the Fund invests include MBS trading in the to-be-announced (“TBA”) markets. If a security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Bloomberg U.S. Agency Fixed Rate MBS Index, which as of January 31, 2024 was 5.72 years. The Fund is not managed to a particular maturity. The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
The Fund invests in derivatives, including Treasury futures and securities delivered in TBA transactions, to manage the fixed-income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk). With respect to securities that are delivered in TBA transactions, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2023	7.52%
Lowest return for a quarter during the period of the bar chart above:	Q3 2022	(5.49)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	2.12%	(0.84)%	0.43%
Class A Return After Taxes on Distributions	1.03%	(1.62)%	(0.62)%
Class A Return After Taxes on Distributions and Sale of Fund Shares	1.24%	(0.95)%	(0.11)%
Class J Return Before Taxes	3.47%	(0.44)%	0.63%
Institutional Class Return Before Taxes	4.87%	(0.11)%	0.95%
Class R-1 Return Before Taxes	3.96%	(0.89)%	0.17%
Class R-3 Return Before Taxes	4.39%	(0.57)%	0.49%
Class R-4 Return Before Taxes	4.59%	(0.38)%	0.68%
Class R-5 Return Before Taxes	4.60%	(0.26)%	0.80%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Bloomberg U.S. Agency Fixed Rate MBS Index (reflects no deduction for fees, expenses, or taxes)	5.05%	0.25%	1.39%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index.” The Bloomberg U.S. Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Bryan C. Davis (since 2019), Portfolio Manager
•Zach Gassmann (since 2019), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

GOVERNMENT MONEY MARKET FUND
Objective
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-6
Management Fees	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	N/A	N/A
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.17%	0.17%
Fee Waiver and Expense Reimbursement (1)(2)	(0.01)%	(0.02)%
Total Annual Operating Expenses after Fee Waiver and Expense Reimbursement	0.16%	0.15%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to reduce the Fund's management fees through the period ending February 28, 2025. The fee waiver will reduce the Fund's management fees in an amount equal to all Acquired Fund Fees and Expenses. It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
(2)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% for Institutional Class Shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.00%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$16	$54	$95	$216
Class R-6	15	53	94	215

Principal Investment Strategies
The Fund will invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash or government securities (government securities can include shares of other government money market funds). The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in government securities and repurchase agreements that are collateralized by government securities. Specifically, the Fund will invest in U.S. treasury bills, bonds, and other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities (which will include instruments with variable or floating interest rates), as well as shares of other government money market funds. The Fund seeks to maintain a stable net asset value of $1.00 per share. The Fund maintains a dollar weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Fund’s assets may rise or fall.
Principal Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Floating and Variable Rate Securities Risk. The market prices of securities with variable and floating interest rates are generally less sensitive to interest rate changes than are the market prices of securities of fixed interest rates. Floating and variable rate securities may decline in value if market interest rates or interest rates paid by them do not move as expected. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (or ETF)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Repurchase Agreement Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.

The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (December 12, 2022), the performance shown in the table for Class R-6 shares is that of the Fund’s Institutional Class shares.
Life of Fund returns are measured from the date the Fund’s shares were first sold (December 20, 2017).
Total Returns as of December 31
`

Highest return for a quarter during the period of the bar chart above:	Q4 2023	1.32%
Lowest return for a quarter during the period of the bar chart above:	Q1 2022	0.00%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	4.97%	1.75%	1.74%
Class R-6 Return Before Taxes	5.03%	1.76%	1.75%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	0.99%
Bloomberg U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)	5.15%	1.92%	1.91%
Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index.” The Bloomberg U.S. Treasury Bellwethers 3 Month Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Allison Hitchings (since 2023), Portfolio Manager
•Tracy Reeg (since 2017), Portfolio Manager

Purchase and Sale of Fund Shares
For Institutional Class and Class R-6 shares, there are no minimum initial or subsequent investment requirements for eligible purchasers.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

HIGH INCOME FUND
Objective
The Fund seeks high current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Share Class
Inst.
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.63%
Fee Waiver (1)	(0.02)%
Total Annual Fund Operating Expenses after Fee Waiver	0.61%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund’s management fees through the period ending February 28, 2025. The fee waiver will reduce the Fund's management fees by 0.015% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$62	$200	$349	$784
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.0% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in below investment grade bonds and bank loans (sometimes called “high yield” or “junk”), which are rated, at the time of purchase, Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”). If the bond or bank loan has been rated by only one of the rating agencies, that rating will determine the rating of the bond or bank loan; if the bond or bank loan is rated differently by the rating agencies, the highest rating will be used; and if the bond or bank loan has not been rated by either of the rating agencies, those selecting such investments will determine the quality of the bond or bank loan. The Fund also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers.

In managing the Fund, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, allocates the Fund’s assets among multiple sub-advisors that use differing approaches in making their investment decisions, which include actively managed and more passive investment strategies. With respect to the passive strategy, the Fund uses a sampling methodology to purchase securities with generally the same risk and return characteristics as the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the “Index”) in an attempt to match or exceed the performance of the Index.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Index, which as of January 31, 2024 was 3.33 years. The Fund is not managed to a particular maturity.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment, and overall market volatility may harm the liquidity of loans.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	8.47%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(12.72)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	13.02%	4.48%	3.59%
Institutional Class Return After Taxes on Distributions	9.73%	1.85%	1.05%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	7.58%	2.29%	1.60%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	13.44%	5.35%	4.59%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index.” The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•James W. Fennessey (since 2007), Portfolio Manager
•Randy L. Welch (since 2007), Portfolio Manager
Sub-Advisors
Insight North America LLC
Polen Capital Credit, LLC
Post Advisory Group, LLC
Purchase and Sale of Fund Shares
For Institutional Class shares, there are no minimum initial or subsequent investment requirements for eligible purchasers.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).

Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

HIGH YIELD FUND
Objective
The Fund seeks to provide a high level of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	Inst.	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.	R-6
Management Fees	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A	N/A
Other Expenses	0.18%	0.24%	0.14%	0.02%
Total Annual Fund Operating Expenses	0.94%	1.75%	0.65%	0.53%
Expense Reimbursement (1)	N/A	N/A	(0.04)%	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.94%	1.75%	0.61%	0.53%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expense and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.61% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$467	$663	$876	$1,486
Class C	278	551	949	1,848
Institutional Class	62	204	358	807
Class R-6	54	170	296	665
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$178	$551	$949	$1,848
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28.0% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called “high yield” or “junk”), which are rated, at the time of purchase, Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”). If the bond or bank loan has been rated by only one of the rating agencies, that rating will determine the rating of the bond or bank loan; if the bond or bank loan is rated differently by the rating agencies, the highest rating will be used; and if the bond or bank loan has not been rated by either of those agencies, those selecting such investments will determine the quality of the bond or bank loan. The Fund also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, which as of January 31, 2024 was 3.33 years. The Fund is not managed to a particular maturity.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment, and overall market volatility may harm the liquidity of loans.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class A shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used (without respect to sales charges, which are not applicable to Class R-6). These adjustments result in performance for such periods that is no higher than the historical performance of the Class A shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	8.73%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(12.01)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	8.12%	4.62%	3.86%
Class A Return After Taxes on Distributions	5.59%	2.40%	1.50%
Class A Return After Taxes on Distributions and Sale of Fund Shares	4.73%	2.58%	1.87%
Class C Return Before Taxes	10.46%	4.61%	3.64%
Institutional Class Return Before Taxes	12.86%	5.76%	4.58%
Class R-6 Return Before Taxes	12.79%	5.82%	4.54%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	13.44%	5.35%	4.59%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index.” The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    Mark P. Denkinger (since 2009), Portfolio Manager
•    Josh Rank (since 2015), Portfolio Manager
•    Darrin E. Smith (since 2009), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and C	Initial Investment	$1,000(1)
A and C	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and C	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

INFLATION PROTECTION FUND
Objective
The Fund seeks to provide current income and real (after inflation) total returns.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-1	R-3	R-4	R-5
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.27%	0.02%	0.54%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	0.80%	0.40%	1.27%	0.96%	0.77%	0.65%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$182	$255	$444	$990
Institutional Class	41	128	224	505
Class R-1	129	403	697	1,534
Class R-3	98	306	531	1,178
Class R-4	79	246	428	954
Class R-5	66	208	362	810
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$82	$255	$444	$990
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106.3% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies, or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The Fund also invests in foreign securities, U.S. Treasuries, and agency securities. The Fund utilizes derivative strategies (specifically, futures, swaps, and options) for purposes of managing the risk profile of the Fund. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Treasury Inflation Protected Securities (“TIPS”) Index, which as of January 31, 2024 was 6.76 years. The Fund is not managed to a particular maturity. The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures and Swaps. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	4.72%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(6.33)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	3.49%	2.75%	1.99%
Institutional Class Return After Taxes on Distributions	2.01%	1.21%	0.88%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	2.07%	1.54%	1.08%
Class J Return Before Taxes	1.99%	2.21%	1.37%
Class R-1 Return Before Taxes	2.57%	1.86%	1.10%
Class R-3 Return Before Taxes	2.77%	2.19%	1.40%
Class R-4 Return Before Taxes	3.08%	2.40%	1.62%
Class R-5 Return Before Taxes	3.24%	2.50%	1.73%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Bloomberg U.S. Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)	3.90%	3.15%	2.42%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index.” The Bloomberg U.S. Treasury TIPS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor
Principal Global Investors, LLC
Sub-Advisor and Portfolio Manager
BlackRock Financial Management, Inc.
•    David Rogal (since 2022), Managing Director
•    Harrison Segall (since 2024), Director
Sub-Sub-Advisor and Portfolio Manager
BlackRock International Limited
•Chris Allen (since 2017), Managing Director
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

INTERNATIONAL FUND I
Objective
The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-1	R-3	R-4	R-5	R-6
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	N/A	0.35%	0.25%	0.10%	N/A	N/A
Other Expenses (1)	0.36%	0.71%	0.50%	0.46%	0.44%	0.19%
Total Annual Fund Operating Expenses	1.01%	1.71%	1.40%	1.21%	1.09%	0.84%
Expense Reimbursement (2)	(0.09)%	N/A	N/A	N/A	N/A	(0.02)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.92%	1.71%	1.40%	1.21%	1.09%	0.82%
(1)    Includes 0.13% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the contractual expense limit.
(2)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.79% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.04% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$94	$313	$549	$1,228
Class R-1	174	539	928	2,019
Class R-3	143	443	766	1,680
Class R-4	123	384	665	1,466
Class R-5	111	347	601	1,329
Class R-6	84	266	464	1,035
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65.8% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in foreign equity securities, including emerging market securities. The Fund typically invests in foreign securities of at least ten countries. The Fund invests in equity securities of small, medium, and large market capitalization companies.
The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
•China Investment Risk. The Fund invests a significant portion of its assets in securities of issuers located or operating in China. Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes, and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.
Total Returns as of December 31

60%
40%
20%
0%
-20%
-40%
-60%
1.75%
0.92%
(4.68)%
38.83%
(23.65)%
32.10%
13.97%
12.68%
(25.27)%
15.86%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Highest return for a quarter during the period of the bar chart above:	Q2 2020	22.05%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.85)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	15.86%	7.99%	4.30%
Institutional Class Return After Taxes on Distributions	14.96%	6.64%	3.35%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	9.86%	6.42%	3.42%
Class R-1 Return Before Taxes	14.86%	7.13%	3.46%
Class R-3 Return Before Taxes	15.32%	7.47%	3.78%
Class R-4 Return Before Taxes	15.53%	7.70%	3.99%
Class R-5 Return Before Taxes	15.64%	7.80%	4.10%
Class R-6 Return Before Taxes	15.97%	8.10%	4.34%
MSCI ACWI Ex USA Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	15.62%	7.08%	3.83%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Investment Advisor
Principal Global Investors, LLC
Sub-Advisor and Portfolio Managers
Origin Asset Management LLP
•Chris Carter (since 2014), Partner
•Tarlock Randhawa (since 2014), Managing Partner
•Nerys Weir (since 2021), Portfolio Manager
Purchase and Sale of Fund Shares
For Classes R-1, R-3, R-4, R-5, R-6, and Institutional Class shares, there are no minimum initial or subsequent investment requirements for eligible purchasers.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

LARGECAP GROWTH FUND I
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5	R-6
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.35%	0.25%	0.10%	N/A	N/A
Other Expenses	0.17%	0.09%	0.10%	0.54%	0.33%	0.29%	0.27%	0.01%
Total Annual Fund Operating Expenses	1.02%	0.84%	0.70%	1.49%	1.18%	0.99%	0.87%	0.61%
Fee Waiver (1)	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses after Fee Waiver	1.00%	0.82%	0.68%	1.47%	1.16%	0.97%	0.85%	0.59%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund's management fees through the period ending February 28, 2025. The fee waiver will reduce the Fund's management fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$646	$855	$1,080	$1,727
Class J	184	266	464	1,035
Institutional Class	69	222	388	869
Class R-1	150	469	811	1,778
Class R-3	118	373	647	1,430
Class R-4	99	313	545	1,211
Class R-5	87	276	480	1,071
Class R-6	60	193	338	760
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$84	$266	$464	$1,035
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.5% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Growth Index (as of January 31, 2024, this range was between approximately $684.1 million and $3.0 trillion). The Fund also invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average, and equity securities of companies with medium market capitalizations. The Fund invested significantly in industries within the health care and information technology sectors as of January 31, 2024.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell 1000® Growth Index.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Consumer Goods and Consumer Services Sector Risk. The Fund invests in securities of companies in the consumer services and consumers goods sectors. Such companies are particularly subject to risks related to performance of the overall global economy, interest rates, competition, government regulation, and consumer confidence. Success depends heavily on disposable income and consumer spending, and is also impacted by consumer interest and marketing campaigns. Companies in these sectors may be subject to severe competition, which may have an adverse impact on their profitability. Changes in demographics and consumer tastes can affect the demand for, and success of, consumer goods and services in the marketplace.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Health Care Sector Risk. A fund that invests in securities of companies in the healthcare sector (which includes companies involved in several industries, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services) is subject to the direct risks of investing in such companies. These companies are subject to extensive competition (due to, among others, generic drug sales or the loss of patent protection), product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that a proposed product will ever come to market. Such companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.
Information Technology Sector Risk. Companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and are particularly vulnerable to changes in technology product cycles, product obsolescence, government regulation, and competition, both domestically and internationally. Such companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Passive Strategy Risk. A portion of the Fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the Fund and index performance may be affected by many factors, such as Fund expenses, the timing of cash flows into and out of the Fund, changes in securities markets, and changes in the composition of the index.

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 25, 2014), the performance shown in the table for Class R-6 shares is that of the Fund’s Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.
Total Returns as of December 31

60%
40%
20%
0%
-20%
-40%
-60%
7.99%
7.45%
0.40%
33.10%
3.28%
34.42%
35.52%
21.37%
(34.26)%
40.10%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Highest return for a quarter during the period of the bar chart above:	Q2 2020	27.72%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(21.61)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	32.35%	14.00%	11.91%
Class A Return After Taxes on Distributions	30.41%	11.60%	9.50%
Class A Return After Taxes on Distributions and Sale of Fund Shares	20.49%	10.91%	9.15%
Class J Return Before Taxes	39.31%	15.49%	12.81%
Institutional Class Return Before Taxes	40.51%	15.65%	13.03%
Class R-1 Return Before Taxes	39.42%	14.72%	12.11%
Class R-3 Return Before Taxes	39.79%	15.10%	12.46%
Class R-4 Return Before Taxes	40.13%	15.32%	12.67%
Class R-5 Return Before Taxes	40.23%	15.46%	12.81%
Class R-6 Return Before Taxes	40.60%	15.74%	13.08%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	26.53%	15.52%	11.80%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	42.68%	19.50%	14.86%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index.” The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2009), Portfolio Manager
•    Randy L. Welch (since 2009), Portfolio Manager
Sub-Advisors
Brown Advisory, LLC
T. Rowe Price Associates, Inc.
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

LARGECAP S&P 500 INDEX FUND
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	0.25%	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5
Management Fees (1)	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or Service (12b-1) Fees	0.15%	0.15%	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.13%	0.07%	0.02%	0.53%	0.32%	0.28%	0.26%
Total Annual Fund Operating Expenses	0.38%	0.32%	0.12%	0.98%	0.67%	0.48%	0.36%
(1)    Fees have been restated to reflect current fees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$188	$270	$360	$623
Class J	133	103	180	406
Institutional Class	12	39	68	154
Class R-1	100	312	542	1,201
Class R-3	68	214	373	835
Class R-4	49	154	269	604
Class R-5	37	116	202	456
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	33	103	180	406

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5.9% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor’s (“S&P”) 500 Index (the “Index”) at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. As of January 31, 2024, the market capitalization range of the companies comprising the Index was between approximately $4.9 billion and $3.0 trillion. Each component stock of the Index is weighted in proportion to its total market value. The Index is rebalanced quarterly.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a replication strategy, which involves investing in all the securities that make up the Index, in the same proportions as the Index.
The Fund uses derivative strategies and invests in exchange-traded funds (“ETFs”). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.
The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of January 31, 2024, the Index was not concentrated in any industry.
Note:    “Standard & Poor’s 500” and “S&P 500” are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global, and S&P Global makes no representation regarding the advisability of investing in the Fund.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.

Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (or ETF)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	20.38%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.67)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	23.88%	14.84%	11.35%
Class A Return After Taxes on Distributions	22.75%	13.21%	10.03%
Class A Return After Taxes on Distributions and Sale of Fund Shares	14.92%	11.74%	9.11%
Class J Return Before Taxes	24.83%	15.27%	11.59%
Institutional Class Return Before Taxes	26.03%	15.48%	11.84%
Class R-1 Return Before Taxes	24.94%	14.48%	10.87%
Class R-3 Return Before Taxes	25.30%	14.83%	11.21%
Class R-4 Return Before Taxes	25.57%	15.06%	11.43%
Class R-5 Return Before Taxes	25.75%	15.20%	11.57%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	12.03%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Tyler O’Donnell (since 2023), Portfolio Manager
•Aaron J. Siebel (since 2018), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances.
Effective as of the close of the New York Stock Exchange on March 24, 2023, Class C shares will no longer be available for purchase except in limited circumstances.
See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

LARGECAP VALUE FUND III
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-1	R-3	R-4	R-5
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.18%	0.03%	0.54%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.09%	0.79%	1.65%	1.34%	1.15%	1.03%
Fee Waiver (1)	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses after Fee Waiver	1.02%	0.72%	1.58%	1.27%	1.08%	0.96%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund's management fees through the period ending February 28, 2025. The fee waiver will reduce the Fund's management fees by 0.065% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$204	$340	$594	$1,322
Institutional Class	74	245	432	971
Class R-1	161	514	890	1,949
Class R-3	129	418	727	1,607
Class R-4	110	358	626	1,391
Class R-5	98	321	562	1,253
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$104	$340	$594	$1,322

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.9% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index (as of January 31, 2024, this range was between approximately $353.3 million and $837.9 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in equity securities of companies with medium market capitalizations.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell 1000® Value Index.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Passive Strategy Risk. A portion of the Fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the Fund and index performance may be affected by many factors, such as Fund expenses, the timing of cash flows into and out of the Fund, changes in securities markets, and changes in the composition of the index.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

60%
40%
20%
0%
-20%
-40%
-60%
12.40%
(1.86)%
13.17%
16.86%
(5.90)%
26.47%
3.20%
24.35%
(5.02)%
9.97%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Highest return for a quarter during the period of the bar chart above:	Q4 2020	16.32%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(26.91)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	9.97%	11.13%	8.81%
Institutional Class Return After Taxes on Distributions	9.13%	9.54%	7.21%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	6.49%	8.67%	6.81%
Class J Return Before Taxes	8.68%	10.80%	8.47%
Class R-1 Return Before Taxes	9.01%	10.17%	7.87%
Class R-3 Return Before Taxes	9.39%	10.51%	8.20%
Class R-4 Return Before Taxes	9.55%	10.72%	8.41%
Class R-5 Return Before Taxes	9.72%	10.86%	8.54%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	26.53%	15.52%	11.80%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	11.46%	10.91%	8.40%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index.” The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2009), Portfolio Manager
•    Randy L. Welch (since 2009), Portfolio Manager
Sub-Advisors
Barrow, Hanley, Mewhinney & Strauss, LLC (doing business as Barrow Hanley Global Investors)
Westwood Management Corp.
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

MIDCAP FUND
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-3	R-4	R-5	R-6
Management Fees	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.25%	0.10%	N/A	N/A
Other Expenses	0.12%	0.20%	0.09%	0.10%	0.53%	0.32%	0.28%	0.26%	0.02%
Total Annual Fund Operating Expenses	0.95%	1.78%	0.82%	0.68%	1.46%	1.15%	0.96%	0.84%	0.60%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$642	$836	$1,047	$1,652
Class C	281	560	964	1,876
Class J	184	262	455	1,014
Institutional Class	69	218	379	847
Class R-1	149	462	797	1,746
Class R-3	117	365	633	1,398
Class R-4	98	306	531	1,178
Class R-5	86	268	466	1,037
Class R-6	61	192	335	750
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$181	$560	$964	$1,876
Class J	84	262	455	1,014
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.1% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap® Index (as of January 31, 2024, this range was between approximately $353.3 million and $76.6 billion). The Fund also invests in foreign securities.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	24.72%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(23.89)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	18.63%	13.81%	10.73%
Class A Return After Taxes on Distributions	17.91%	12.77%	9.51%
Class A Return After Taxes on Distributions and Sale of Fund Shares	11.53%	11.01%	8.52%
Class C Return Before Taxes	23.51%	14.23%	10.71%
Class J Return Before Taxes	24.70%	15.29%	11.53%
Institutional Class Return Before Taxes	25.87%	15.41%	11.68%
Class R-1 Return Before Taxes	24.89%	14.51%	10.81%
Class R-3 Return Before Taxes	25.30%	14.87%	11.16%
Class R-4 Return Before Taxes	25.53%	15.09%	11.36%
Class R-5 Return Before Taxes	25.65%	15.23%	11.50%
Class R-6 Return Before Taxes	25.97%	15.52%	11.59%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Russell MidCap Index (reflects no deduction for fees, expenses, or taxes)	17.23%	12.68%	9.42%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    K. William Nolin (since 2000), Portfolio Manager
•    Tom Rozycki (since 2013), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
For retail investors (i.e., non-employer sponsored retirement plan investors), effective as of the close of the New York Stock Exchange on June 14, 2013, and for employer-sponsored retirement plan investors, effective as of the close of the New York Stock Exchange on August 15, 2013, the MidCap Fund is no longer available for purchases from new investors, except in limited circumstances.
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances.
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for more information.

Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

MIDCAP GROWTH FUND
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-1	R-3	R-4	R-5
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.15%	0.14%	0.55%	0.34%	0.30%	0.28%
Total Annual Fund Operating Expenses	0.95%	0.79%	1.55%	1.24%	1.05%	0.93%
Expense Reimbursement (1)	N/A	(0.04)%	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.95%	0.75%	1.55%	1.24%	1.05%	0.93%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$197	$303	$525	$1,166
Institutional Class	77	248	435	974
Class R-1	158	490	845	1,845
Class R-3	126	393	681	1,500
Class R-4	107	334	579	1,283
Class R-5	95	296	515	1,143
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$97	$303	$525	$1,166

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 181.4% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap® Growth Index (as of January 31, 2024, this range was between approximately $684.1 million and $76.6 billion). The Fund invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

80%
60%
40%
20%
0%
-20%
-40%
-60%
-80%
12.00%
2.22%
3.12%
29.03%
(8.99)%
31.50%
61.15%
14.73%
(32.28)%
13.83%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Highest return for a quarter during the period of the bar chart above:	Q2 2020	38.05%
Lowest return for a quarter during the period of the bar chart above:	Q4 2018	(22.62)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	13.83%	13.38%	10.02%
Institutional Class Return After Taxes on Distributions	13.83%	11.62%	7.83%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	8.18%	10.66%	7.49%
Class J Return Before Taxes	12.64%	13.18%	9.75%
Class R-1 Return Before Taxes	12.91%	12.45%	9.13%
Class R-3 Return Before Taxes	13.26%	12.80%	9.47%
Class R-4 Return Before Taxes	13.48%	13.02%	9.68%
Class R-5 Return Before Taxes	13.55%	13.13%	9.80%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Russell MidCap Growth Index (reflects no deduction for fees, expenses, or taxes)	25.87%	13.81%	10.57%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Christopher T. Corbett (since 2017), Portfolio Manager
•Marc R. Shapiro (since 2020), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

MIDCAP GROWTH FUND III
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-1	R-3	R-4	R-5
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.21%	0.01%	0.54%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	1.17%	0.82%	1.70%	1.39%	1.20%	1.08%
Fee Waiver (1)	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses after Fee Waiver	1.15%	0.80%	1.68%	1.37%	1.18%	1.06%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund's management fees through the period ending February 28 2025. The fee waiver will reduce the Fund's management fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$217	$370	$642	$1,419
Institutional Class	82	260	453	1,012
Class R-1	171	534	921	2,007
Class R-3	139	438	759	1,667
Class R-4	120	379	658	1,453
Class R-5	108	341	594	1,315
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$117	$370	$642	$1,419

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49.4% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap® Growth Index (as of January 31, 2024, this range was between approximately $684.1 million and $76.6 billion). The Fund invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell MidCap® Growth Index.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Passive Strategy Risk. A portion of the Fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the Fund and index performance may be affected by many factors, such as Fund expenses, the timing of cash flows into and out of the Fund, changes in securities markets, and changes in the composition of the index.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

60%
40%
20%
0%
-20%
-40%
-60%
7.38%
(1.77)%
4.50%
24.59%
(4.45)%
35.40%
36.44%
16.10%
(26.73)%
20.59%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Highest return for a quarter during the period of the bar chart above:	Q2 2020	30.62%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(20.02)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	20.59%	13.64%	9.54%
Institutional Class Return After Taxes on Distributions	18.65%	11.25%	6.87%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	13.51%	10.76%	6.96%
Class J Return Before Taxes	19.14%	13.27%	9.16%
Class R-1 Return Before Taxes	19.65%	12.65%	8.58%
Class R-3 Return Before Taxes	20.03%	13.00%	8.92%
Class R-4 Return Before Taxes	20.18%	13.22%	9.13%
Class R-5 Return Before Taxes	20.30%	13.33%	9.26%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Russell MidCap Growth Index (reflects no deduction for fees, expenses, or taxes)	25.87%	13.81%	10.57%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Russell MidCap Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2009), Portfolio Manager
•    Randy L. Welch (since 2009), Portfolio Manager
Sub-Advisors
Eagle Asset Management, Inc.
Robert W. Baird & Co. Incorporated

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

MIDCAP S&P 400 INDEX FUND
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-1	R-3	R-4	R-5	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-1	R-3	R-4	R-5	R-6
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.35%	0.25%	0.10%	N/A	N/A
Other Expenses	0.12%	0.10%	0.54%	0.33%	0.29%	0.27%	0.01%
Total Annual Fund Operating Expenses	0.42%	0.25%	1.04%	0.73%	0.54%	0.42%	0.16%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$143	$135	$235	$530
Institutional Class	26	80	141	318
Class R-1	106	331	574	1,271
Class R-3	75	233	406	906
Class R-4	55	173	302	677
Class R-5	43	135	235	530
Class R-6	16	52	90	205
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$43	$135	$235	$530
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor’s (“S&P”) MidCap 400 Index (the “Index”) at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. As of January 31, 2024, the market capitalization range of the companies comprising the Index was between approximately $1.4 billion and $28.2 billion. Each component stock of the Index is weighted in proportion to its total market value. The Index is rebalanced quarterly.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a replication strategy, which involves investing in all the securities that make up the Index, in the same proportions as the Index.
The Fund uses derivative strategies and invests in exchange-traded funds (“ETFs”). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.
The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of January 31, 2024, the Index was not concentrated in any industry.
Note:    “Standard & Poor’s MidCap 400” and “S&P MidCap 400” are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global, and S&P Global makes no representation regarding the advisability of investing in the Fund.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.

Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (or ETF)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2020	24.32%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(29.79)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	16.16%	12.38%	9.02%
Institutional Class Return After Taxes on Distributions	15.12%	10.60%	7.19%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	10.23%	9.61%	6.88%
Class J Return Before Taxes	15.06%	12.20%	8.79%
Class R-1 Return Before Taxes	15.32%	11.49%	8.15%
Class R-3 Return Before Taxes	15.64%	11.83%	8.48%
Class R-4 Return Before Taxes	15.87%	12.04%	8.68%
Class R-5 Return Before Taxes	16.01%	12.18%	8.81%
Class R-6 Return Before Taxes	16.33%	12.47%	8.91%
S&P 1500 TR (reflects no deduction for fees, expenses, or taxes)	25.47%	15.39%	11.76%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	15.84%	12.08%	8.76%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index.” The S&P MidCap 400 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•Tyler O’Donnell (since 2023), Portfolio Manager
•Aaron J. Siebel (since 2018), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

MIDCAP VALUE FUND I
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5	R-6
Management Fees	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.35%	0.25%	0.10%	N/A	N/A
Other Expenses	0.25%	0.15%	0.11%	0.53%	0.32%	0.28%	0.26%	0.00%
Total Annual Fund Operating Expenses	1.14%	0.94%	0.75%	1.52%	1.21%	1.02%	0.90%	0.64%
Fee Waiver and Expense Reimbursement (1)(2)	(0.02)%	(0.02)%	(0.06)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.12%	0.92%	0.69%	1.50%	1.19%	1.00%	0.88%	0.62%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund's management fees through the period ending February 28, 2025. The fee waiver will reduce the Fund's management fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
(2)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.69% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$658	$890	$1,141	$1,858
Class J	194	298	518	1,153
Institutional Class	70	234	411	925
Class R-1	153	478	827	1,811
Class R-3	121	382	663	1,464
Class R-4	102	323	561	1,246
Class R-5	90	285	497	1,106
Class R-6	63	203	355	796
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$94	$298	$518	$1,153
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49.9% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap® Value Index (as of January 31, 2024, this range was between approximately $353.3 million and $76.6 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell MidCap® Value Index.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Classes A and R-6 shares (April 2, 2019), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the fees and expenses of the newer class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	20.14%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(29.46)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	11.07%	13.07%	8.65%
Institutional Class Return After Taxes on Distributions	9.88%	11.39%	6.54%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	7.39%	10.17%	6.30%
Class A Return Before Taxes	4.51%	11.33%	7.66%
Class J Return Before Taxes	9.89%	12.85%	8.37%
Class R-1 Return Before Taxes	10.18%	12.19%	7.77%
Class R-3 Return Before Taxes	10.53%	12.55%	8.10%
Class R-4 Return Before Taxes	10.74%	12.76%	8.31%
Class R-5 Return Before Taxes	10.88%	12.89%	8.44%
Class R-6 Return Before Taxes	11.19%	13.19%	8.71%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Russell MidCap Value Index (reflects no deduction for fees, expenses, or taxes)	12.71%	11.16%	8.26%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Russell MidCap Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2009), Portfolio Manager
•    Randy L. Welch (since 2009), Portfolio Manager
Sub-Advisors
Los Angeles Capital Management LLC
Victory Capital Management Inc.

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

MONEY MARKET FUND
Objective
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J
Management Fees	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.00%	0.15%
Other Expenses	0.09%	0.05%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.50%	0.61%
Fee Waiver and Expense Reimbursement (1)(2)	0.00%	(0.15)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.50%	0.46%
(1)    Principal Funds Distributor, Inc. (the "Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J. The waiver will reduce the Fund's Distribution Fees by 0.15%. It is expected that the fee waiver will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may mutually agree to terminate the fee waiver prior to the end of the period.
(2)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.50% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$151	$160	$280	$628
Class J	147	180	325	748
With respect to Classes A and J shares, you would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$51	$160	$280	$628
Class J	47	180	325	748

Principal Investment Strategies
The Fund seeks to maintain a stable net asset value of $1.00 per share by investing its assets in a portfolio of high quality, short-term money market instruments such as those issued by banks, corporations (U.S. and non-U.S.), municipalities, and the U.S. government. Such instruments include certificates of deposit, banker’s acceptances, commercial paper, treasury bills, bonds, repurchase agreements, and shares of other money market funds. The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Fund’s assets may rise or fall.
Principal Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Commercial Paper Risk. The value of the Fund’s investment in commercial paper, which is generally unsecured, is susceptible to changes in interest rates and the issuer’s financial condition or credit quality. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding obligations. In addition, under certain circumstances commercial paper may become illiquid or may suffer from reduced liquidity.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Repurchase Agreement Risk. If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.

The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31
`

Highest return for a quarter during the period of the bar chart above:	Q4 2023	1.28%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	0.00%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	4.79%	1.64%	1.04%
Class J Return Before Taxes	3.84%	1.63%	1.02%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Bloomberg U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)	5.15%	1.92%	1.28%
Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index.” The Bloomberg U.S. Treasury Bellwethers 3 Month Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    Allison Hitchings (since 2023), Portfolio Manager
•    Tracy Reeg (since 2004), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
The Money Market Fund is operated as a retail money market fund, and as such, has adopted policies and procedures reasonably designed to limit all beneficial owners to natural persons. See Purchase of Fund Shares for additional information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

OVERSEAS FUND
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-3	R-4
Management Fees (1)	0.87%	0.87%	0.87%
Distribution and/or Service (12b-1) Fees	N/A	0.25%	0.10%
Other Expenses (2)	0.08%	0.38%	0.34%
Total Annual Fund Operating Expenses	0.95%	1.50%	1.31%
Fee Waiver (3)	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses after Fee Waiver	0.93%	1.48%	1.29%
(1)    Fees have been restated to reflect current fees.
(2)    Includes 0.03% of expenses associated with the reclaim of foreign taxes paid.
(3)    Principal Global Investors, LLC ("PGI") has contractually agreed to waive a portion of the Fund's management fees through the period ending February 28, 2025. The fee waiver will reduce the Fund's management fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$95	$301	$524	$1,165
Class R-3	151	472	817	1,789
Class R-4	131	413	716	1,577
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.3% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that are tied economically to countries outside the U.S. at the time of purchase. The Fund considers a security to be tied economically to countries outside the U.S. (a “foreign security”) if one or more of the following criteria is present: (i) the issuer or guarantor of the security has its principal place of business or principal office outside the U.S.; (ii) the principal trading market for the security is a trading market outside the U.S.; (iii) the issuer or guarantor of the security derives a majority of its revenue from outside the U.S.; or (iv) the currency of settlement of the security is the currency of a country outside of the U.S.

The Fund invests in emerging market securities. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund invests in equity securities of small, medium, and large market capitalization companies.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the MSCI EAFE Value Index.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). The Schedule of Investments included in the Fund’s annual and semi-annual reports identify the countries in which the Fund had invested, as of the date of the reports; to the extent a Fund has significant investments in issuers or securities tied to a certain country or region, it will be particularly susceptible to economic, political, regulatory or other events or conditions affecting such country or region.
Passive Strategy Risk. A portion of the Fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the Fund and index performance may be affected by many factors, such as Fund expenses, the timing of cash flows into and out of the Fund, changes in securities markets, and changes in the composition of the index.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2020	23.03%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(31.40)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	22.61%	10.27%	4.41%
Institutional Class Return After Taxes on Distributions	20.52%	8.77%	3.14%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	14.31%	7.86%	3.25%
Class R-3 Return Before Taxes	21.95%	9.67%	3.83%
Class R-4 Return Before Taxes	22.14%	9.88%	4.03%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	18.24%	8.16%	4.28%
MSCI EAFE Value Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	18.95%	7.08%	3.16%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the MSCI EAFE Index in order to meet the revised definition of “broad-based securities market index.” The MSCI EAFE Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2009), Portfolio Manager
•    Randy L. Welch (since 2009), Portfolio Manager
Sub-Advisors
Barrow, Hanley, Mewhinney & Strauss, LLC (doing business as Barrow Hanley Global Investors)
Causeway Capital Management LLC
Purchase and Sale of Fund Shares
For Classes R-3, R-4, and Institutional Class shares, there are no minimum initial or subsequent investment requirements for eligible purchasers.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL CAPITAL APPRECIATION FUND
Objective
The Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	Inst.	R-1	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Distribution and/or Service (12b-1) Fees	0.25%	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.10%	0.03%	0.54%	0.33%	0.29%	0.27%
Total Annual Fund Operating Expenses	0.78%	0.46%	1.32%	1.01%	0.82%	0.70%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$625	$785	$959	$1,463
Institutional Class	47	148	258	579
Class R-1	134	418	723	1,590
Class R-3	103	322	558	1,236
Class R-4	84	262	455	1,014
Class R-5	72	224	390	871
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.2% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. Those managing the Fund’s investments seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.69%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.46)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	18.13%	14.55%	11.09%
Class A Return After Taxes on Distributions	17.93%	13.22%	8.86%
Class A Return After Taxes on Distributions and Sale of Fund Shares	10.87%	11.44%	8.35%
Institutional Class Return Before Taxes	25.42%	16.24%	12.11%
Class R-1 Return Before Taxes	24.34%	15.23%	11.14%
Class R-3 Return Before Taxes	24.73%	15.59%	11.49%
Class R-4 Return Before Taxes	24.96%	15.80%	11.70%
Class R-5 Return Before Taxes	25.12%	15.95%	11.83%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    Daniel R. Coleman (since 2010), Portfolio Manager
•    Theodore Jayne (since 2015), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A	Initial Investment	$1,000(1)
A	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances.
Effective as of the close of the New York Stock Exchange on March 24, 2023, Class C shares will no longer be available for purchase except in limited circumstances.
See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Objective
The Fund seeks current income, and as a secondary objective, capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.19%	0.06%	0.02%	0.54%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses	0.94%	0.71%	0.52%	1.39%	1.08%	0.89%	0.77%
Expense Reimbursement (1)	(0.06)%	N/A	(0.02)%	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.88%	0.71%	0.50%	1.39%	1.08%	0.89%	0.77%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A and 0.00% for Institutional Class shares. It is expected that the expense limits will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$461	$658	$870	$1,481
Class J	173	227	395	883
Institutional Class	51	165	289	651
Class R-1	142	440	761	1,669
Class R-3	110	343	595	1,317
Class R-4	91	284	493	1,096
Class R-5	79	246	428	954
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$73	$227	$395	$883
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.8% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund’s asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks due to the Fund's Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	8.31%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(8.45)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	6.32%	3.40%	2.88%
Class A Return After Taxes on Distributions	5.44%	1.97%	1.61%
Class A Return After Taxes on Distributions and Sale of Fund Shares	3.82%	2.26%	1.86%
Class J Return Before Taxes	9.67%	4.36%	3.41%
Institutional Class Return Before Taxes	10.93%	4.58%	3.65%
Class R-1 Return Before Taxes	9.94%	3.66%	2.74%
Class R-3 Return Before Taxes	10.22%	3.98%	3.06%
Class R-4 Return Before Taxes	10.47%	4.20%	3.26%
Class R-5 Return Before Taxes	10.70%	4.32%	3.39%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)	10.35%	4.90%	3.98%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index.” The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2007), Portfolio Manager
•    Scott Smith (since 2017), Portfolio Manager
•    Randy L. Welch (since 2007), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2015 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment):    None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.02%	0.54%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.51%	0.51%	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	0.53%	1.40%	1.09%	0.90%	0.78%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$54	$170	$296	$665
Class R-1	143	443	766	1,680
Class R-3	111	347	601	1,329
Class R-4	92	287	498	1,108
Class R-5	80	249	433	966
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.5% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.

In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	11.02%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(9.54)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	11.17%	6.07%	4.73%
Institutional Class Return After Taxes on Distributions	9.50%	3.84%	2.63%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	7.02%	4.28%	3.19%
Class R-1 Return Before Taxes	10.26%	5.15%	3.82%
Class R-3 Return Before Taxes	10.60%	5.46%	4.14%
Class R-4 Return Before Taxes	10.72%	5.65%	4.33%
Class R-5 Return Before Taxes	10.84%	5.77%	4.45%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)	11.38%	6.10%	4.94%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2008), Portfolio Manager
•    Scott Smith (since 2017), Portfolio Manager
•    Randy L. Welch (since 2008), Portfolio Manager
Purchase and Sale of Fund Shares
For Classes R-1, R-3, R-4, R-5, and Institutional Class shares, there are no minimum initial or subsequent investment requirements for eligible purchasers.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2020 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.13%	0.03%	0.01%	0.53%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses	0.91%	0.71%	0.54%	1.41%	1.10%	0.91%	0.79%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$464	$654	$860	$1,453
Class J	173	227	395	883
Institutional Class	55	173	302	677
Class R-1	144	446	771	1,691
Class R-3	112	350	606	1,340
Class R-4	93	290	504	1,120
Class R-5	81	252	439	978
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$73	$227	$395	$883

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.8% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	12.29%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(11.66)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	7.63%	5.76%	4.51%
Class A Return After Taxes on Distributions	6.13%	3.73%	2.70%
Class A Return After Taxes on Distributions and Sale of Fund Shares	5.00%	4.14%	3.12%
Class J Return Before Taxes	10.99%	6.78%	5.09%
Institutional Class Return Before Taxes	12.25%	6.95%	5.30%
Class R-1 Return Before Taxes	11.26%	6.02%	4.37%
Class R-3 Return Before Taxes	11.64%	6.35%	4.70%
Class R-4 Return Before Taxes	11.82%	6.55%	4.90%
Class R-5 Return Before Taxes	11.93%	6.67%	5.02%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)	12.32%	6.47%	5.28%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2007), Portfolio Manager
•    Scott Smith (since 2017), Portfolio Manager
•    Randy L. Welch (since 2007), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2025 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment):    None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.01%	0.54%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses	0.56%	1.44%	1.13%	0.94%	0.82%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$57	$179	$313	$701
Class R-1	147	456	787	1,724
Class R-3	115	359	622	1,375
Class R-4	96	300	520	1,155
Class R-5	84	262	455	1,014
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.4% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.

In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	14.07%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(13.80)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	13.31%	7.86%	5.87%
Institutional Class Return After Taxes on Distributions	11.84%	5.98%	4.11%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	8.31%	5.78%	4.19%
Class R-1 Return Before Taxes	12.48%	6.92%	4.95%
Class R-3 Return Before Taxes	12.73%	7.24%	5.27%
Class R-4 Return Before Taxes	13.03%	7.47%	5.48%
Class R-5 Return Before Taxes	13.15%	7.59%	5.60%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)	12.99%	7.42%	5.85%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2008), Portfolio Manager
•    Scott Smith (since 2017), Portfolio Manager
•    Randy L. Welch (since 2008), Portfolio Manager
Purchase and Sale of Fund Shares
For Classes R-1, R-3, R-4, R-5, and Institutional Class shares, there are no minimum initial or subsequent investment requirements for eligible purchasers.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2030 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.13%	0.04%	0.01%	0.53%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Total Annual Fund Operating Expenses	0.95%	0.76%	0.58%	1.45%	1.14%	0.95%	0.83%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$468	$666	$881	$1,498
Class J	178	243	422	942
Institutional Class	59	186	324	726
Class R-1	148	459	792	1,735
Class R-3	116	362	628	1,386
Class R-4	97	303	525	1,166
Class R-5	85	265	460	1,025
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$78	$243	$422	$942

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.2% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	15.42%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(15.80)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	10.42%	7.47%	5.53%
Class A Return After Taxes on Distributions	9.17%	5.59%	3.75%
Class A Return After Taxes on Distributions and Sale of Fund Shares	6.61%	5.55%	3.96%
Class J Return Before Taxes	13.94%	8.50%	6.12%
Institutional Class Return Before Taxes	15.13%	8.68%	6.33%
Class R-1 Return Before Taxes	14.13%	7.73%	5.39%
Class R-3 Return Before Taxes	14.51%	8.06%	5.73%
Class R-4 Return Before Taxes	14.68%	8.27%	5.93%
Class R-5 Return Before Taxes	14.85%	8.40%	6.05%
S&P 1500 TR (reflects no deduction for fees, expenses, or taxes)	25.47%	15.39%	11.76%
S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)	14.80%	8.42%	6.44%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2007), Portfolio Manager
•    Scott Smith (since 2017), Portfolio Manager
•    Randy L. Welch (since 2007), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2035 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment):    None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.01%	0.54%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.59%	0.59%	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses	0.60%	1.48%	1.17%	0.98%	0.86%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$61	$192	$335	$750
Class R-1	151	468	808	1,768
Class R-3	119	372	644	1,420
Class R-4	100	312	542	1,201
Class R-5	88	274	477	1,061
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.3% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.

In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	17.13%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(17.37)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	16.53%	9.41%	6.79%
Institutional Class Return After Taxes on Distributions	15.16%	7.62%	5.09%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	10.34%	7.09%	4.98%
Class R-1 Return Before Taxes	15.58%	8.46%	5.86%
Class R-3 Return Before Taxes	15.88%	8.80%	6.19%
Class R-4 Return Before Taxes	16.21%	9.02%	6.39%
Class R-5 Return Before Taxes	16.27%	9.14%	6.52%
S&P 1500 TR (reflects no deduction for fees, expenses, or taxes)	25.47%	15.39%	11.76%
S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)	16.63%	9.44%	7.04%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2008), Portfolio Manager
•    Scott Smith (since 2017), Portfolio Manager
•    Randy L. Welch (since 2008), Portfolio Manager
Purchase and Sale of Fund Shares
For Classes R-1, R-3, R-4, R-5, and Institutional Class shares, there are no minimum initial or subsequent investment requirements for eligible purchasers.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2040 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.15%	0.05%	0.01%	0.53%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses	1.02%	0.82%	0.63%	1.50%	1.19%	1.00%	0.88%
Expense Reimbursement (1)	(0.02)%	N/A	N/A	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.00%	0.82%	0.63%	1.50%	1.19%	1.00%	0.88%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$646	$855	$1,080	$1,727
Class J	184	262	455	1,014
Institutional Class	64	202	351	786
Class R-1	153	474	818	1,791
Class R-3	121	378	654	1,443
Class R-4	102	318	552	1,225
Class R-5	90	281	488	1,084
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$84	$262	$455	$1,014
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.4% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	17.96%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(18.87)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	11.44%	8.50%	6.19%
Class A Return After Taxes on Distributions	10.22%	6.66%	4.44%
Class A Return After Taxes on Distributions and Sale of Fund Shares	7.39%	6.42%	4.52%
Class J Return Before Taxes	17.10%	9.94%	6.95%
Institutional Class Return Before Taxes	18.36%	10.14%	7.18%
Class R-1 Return Before Taxes	17.28%	9.18%	6.24%
Class R-3 Return Before Taxes	17.63%	9.53%	6.58%
Class R-4 Return Before Taxes	17.83%	9.74%	6.78%
Class R-5 Return Before Taxes	18.04%	9.86%	6.91%
S&P 1500 TR (reflects no deduction for fees, expenses, or taxes)	25.47%	15.39%	11.76%
S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)	18.16%	10.22%	7.49%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2007), Portfolio Manager
•    Scott Smith (since 2017), Portfolio Manager
•    Randy L. Welch (since 2007), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2045 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment):    None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.01%	0.54%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.64%	0.64%	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	0.65%	1.53%	1.22%	1.03%	0.91%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$66	$208	$362	$810
Class R-1	156	483	834	1,824
Class R-3	124	387	670	1,477
Class R-4	105	328	569	1,259
Class R-5	93	290	504	1,120
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.4% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.

In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.

The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	18.90%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.94)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	19.44%	10.68%	7.49%
Institutional Class Return After Taxes on Distributions	18.15%	8.95%	5.87%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	12.22%	8.18%	5.61%
Class R-1 Return Before Taxes	18.55%	9.73%	6.55%
Class R-3 Return Before Taxes	18.87%	10.05%	6.88%
Class R-4 Return Before Taxes	19.08%	10.27%	7.09%
Class R-5 Return Before Taxes	19.19%	10.40%	7.21%
S&P 1500 TR (reflects no deduction for fees, expenses, or taxes)	25.47%	15.39%	11.76%
S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)	19.14%	10.68%	7.76%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2008), Portfolio Manager
•    Scott Smith (since 2017), Portfolio Manager
•    Randy L. Welch (since 2008), Portfolio Manager

Purchase and Sale of Fund Shares
For Classes R-1, R-3, R-4, R-5, and Institutional Class shares, there are no minimum initial or subsequent investment requirements for eligible purchasers.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2050 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.21%	0.10%	0.01%	0.53%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses	1.12%	0.91%	0.67%	1.54%	1.23%	1.04%	0.92%
Expense Reimbursement (1)	(0.08)%	N/A	N/A	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.04%	0.91%	0.67%	1.54%	1.23%	1.04%	0.92%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class A shares. It is expected that the expense limit will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$650	$879	$1,126	$1,831
Class J	193	290	504	1,120
Institutional Class	68	214	373	835
Class R-1	157	486	839	1,834
Class R-3	125	390	676	1,489
Class R-4	106	331	574	1,271
Class R-5	94	293	509	1,131
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$93	$290	$504	$1,120
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.6% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.45%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(20.88)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	13.34%	9.42%	6.69%
Class A Return After Taxes on Distributions	12.22%	7.71%	5.08%
Class A Return After Taxes on Distributions and Sale of Fund Shares	8.59%	7.21%	4.97%
Class J Return Before Taxes	19.09%	10.83%	7.40%
Institutional Class Return Before Taxes	20.40%	11.07%	7.70%
Class R-1 Return Before Taxes	19.36%	10.10%	6.76%
Class R-3 Return Before Taxes	19.69%	10.45%	7.09%
Class R-4 Return Before Taxes	19.93%	10.65%	7.29%
Class R-5 Return Before Taxes	20.15%	10.79%	7.42%
S&P 1500 TR (reflects no deduction for fees, expenses, or taxes)	25.47%	15.39%	11.76%
S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)	19.58%	10.92%	7.92%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2007), Portfolio Manager
•    Scott Smith (since 2017), Portfolio Manager
•    Randy L. Welch (since 2007), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2055 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment):    None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.01%	0.54%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.66%	0.66%	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses	0.67%	1.55%	1.24%	1.05%	0.93%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$68	$214	$373	$835
Class R-1	158	490	845	1,845
Class R-3	126	393	681	1,500
Class R-4	107	334	579	1,283
Class R-5	95	296	515	1,143
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.3% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.

In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.

The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.93%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(21.46)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	20.38%	11.26%	7.80%
Institutional Class Return After Taxes on Distributions	19.14%	9.70%	6.38%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	12.81%	8.71%	5.94%
Class R-1 Return Before Taxes	19.35%	10.30%	6.87%
Class R-3 Return Before Taxes	19.70%	10.65%	7.20%
Class R-4 Return Before Taxes	19.93%	10.86%	7.41%
Class R-5 Return Before Taxes	20.05%	10.98%	7.53%
S&P 1500 TR (reflects no deduction for fees, expenses, or taxes)	25.47%	15.39%	11.76%
S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)	19.62%	10.98%	7.99%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2008), Portfolio Manager
•    Scott Smith (since 2017), Portfolio Manager
•    Randy L. Welch (since 2008), Portfolio Manager

Purchase and Sale of Fund Shares
For Classes R-1, R-3, R-4, R-5, and Institutional Class shares, there are no minimum initial or subsequent investment requirements for eligible purchasers.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2060 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-1	R-3	R-4	R-5
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.31%	0.01%	0.54%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses	1.12%	0.67%	1.55%	1.24%	1.05%	0.93%
Expense Reimbursement (1)	(0.08)%	N/A	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.04%	0.67%	1.55%	1.24%	1.05%	0.93%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.38% for Class J shares. It is expected that the expense limit will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$206	$348	$609	$1,356
Institutional Class	68	214	373	835
Class R-1	158	490	845	1,845
Class R-3	126	393	681	1,500
Class R-4	107	334	579	1,283
Class R-5	95	296	515	1,143
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$106	$348	$609	$1,356

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.6% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	20.12%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(21.80)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	20.40%	11.42%	7.85%
Institutional Class Return After Taxes on Distributions	19.17%	9.93%	6.62%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	12.81%	8.86%	6.05%
Class J Return Before Taxes	18.96%	10.99%	7.46%
Class R-1 Return Before Taxes	19.33%	10.43%	6.91%
Class R-3 Return Before Taxes	19.72%	10.80%	7.26%
Class R-4 Return Before Taxes	19.95%	11.01%	7.46%
Class R-5 Return Before Taxes	20.06%	11.12%	7.58%
S&P 1500 TR (reflects no deduction for fees, expenses, or taxes)	25.47%	15.39%	11.76%
S&P Target Date 2060 Index (reflects no deduction for fees, expenses, or taxes)	19.74%	11.04%	8.04%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2013), Portfolio Manager
•    Scott Smith (since 2017), Portfolio Manager
•    Randy L. Welch (since 2013), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2065 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.04%	0.55%	0.34%	0.30%	0.28%
Acquired Fund Fees and Expenses	0.66%	0.66%	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses	0.70%	1.56%	1.25%	1.06%	0.94%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$72	$224	$390	$871
Class R-1	159	493	850	1,856
Class R-3	127	397	686	1,511
Class R-4	108	337	585	1,294
Class R-5	96	300	520	1,155
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.7% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.

In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.
Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.

The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (September 6, 2017).
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	20.50%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(21.97)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	20.30%	11.43%	8.54%
Institutional Class Return After Taxes on Distributions	19.23%	10.30%	7.40%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	12.66%	8.92%	6.54%
Class R-1 Return Before Taxes	19.35%	10.53%	7.67%
Class R-3 Return Before Taxes	19.70%	10.84%	7.98%
Class R-4 Return Before Taxes	19.93%	11.05%	8.19%
Class R-5 Return Before Taxes	20.08%	11.18%	8.33%
S&P 1500 TR (reflects no deduction for fees, expenses, or taxes)	25.47%	15.39%	12.72%
S&P Target Date 2065+ Index (reflects no deduction for fees, expenses, or taxes)	19.84%	11.09%	8.61%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2017), Portfolio Manager
•    Scott Smith (since 2017), Portfolio Manager
•    Randy L. Welch (since 2017), Portfolio Manager

Purchase and Sale of Fund Shares
For Classes R-1, R-3, R-4, R-5, and Institutional Class shares, there are no minimum initial or subsequent investment requirements for eligible purchasers.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2070 FUND

Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-1	R-3	R-4	R-5
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	62.50%	1.53%	3.74%	3.12%	7.56%	3.56%
Acquired Fund Fees and Expenses	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Total Annual Fund Operating Expenses	63.32%	2.20%	4.76%	4.04%	8.33%	4.23%
Expense Reimbursement (1)	(62.35)%	(1.48)%	(3.16)%	(2.75)%	(7.23)%	(3.25)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.97%	0.72%	1.60%	1.29%	1.10%	0.98%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J, 0.05% for Institutional Class, 0.93% for Class R-1, 0.62% for Class R-3, 0.43% for Class R-4 and 0.31% for Class R-5 shares. It is expected that the expense limits will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$199	$6,710	$7,859	$8,097
Institutional Class	74	545	1,044	2,418
Class R-1	163	1,149	2,141	4,641
Class R-3	131	977	1,840	4,069
Class R-4	112	1,786	3,350	6,827
Class R-5	100	987	1,887	4,200
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$99	$6,710	$7,859	$8,097

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94.1% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. (“PFI”). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
No performance information is shown below because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the S&P 1500 TR and the S&P Target Date 65+ Index. Performance information provides an indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
Effective March 1, 2024 the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of "broad-based securities market index." The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund's performance compares with returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2023), Portfolio Manager
•    Scott Smith (since 2023), Portfolio Manager
•    Randy L. Welch (since 2023), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.

Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID INCOME FUND
Objective
The Fund seeks current income, and as a secondary objective, capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	0.04%	0.22%	0.09%
Acquired Fund Fees and Expenses	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	0.51%	0.54%	0.41%
Expense Reimbursement (1)	N/A	(0.17)%	(0.07)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.51%	0.37%	0.34%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$152	$164	$285	$640
Institutional Class	38	156	285	661
Class R-6	35	125	223	511
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$52	$164	$285	$640

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.7% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund’s asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	7.43%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(8.44)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	10.77%	4.48%	3.56%
Institutional Class Return After Taxes on Distributions	9.38%	2.98%	2.27%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	6.56%	3.02%	2.31%
Class J Return Before Taxes	9.62%	4.25%	3.33%
Class R-6 Return Before Taxes	10.78%	4.51%	3.59%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.51%
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)	10.35%	4.90%	3.93%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index.” The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2014), Portfolio Manager
•    Scott Smith (since 2017), Portfolio Manager
•    Randy L. Welch (since 2014), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID 2015 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	0.04%	0.14%	0.06%
Acquired Fund Fees and Expenses	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	0.51%	0.46%	0.38%
Expense Reimbursement (1)	N/A	(0.09)%	(0.04)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.51%	0.37%	0.34%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$152	$164	$285	$640
Institutional Class	38	139	249	570
Class R-6	35	118	209	476
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$52	$164	$285	$640

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.8% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	9.79%
Lowest return for a quarter during the period of the bar chart above:	Q2 2022	(8.93)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	11.09%	5.97%	4.80%
Institutional Class Return After Taxes on Distributions	9.76%	4.49%	3.53%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	6.75%	4.24%	3.36%
Class J Return Before Taxes	9.95%	5.77%	4.57%
Class R-6 Return Before Taxes	11.11%	5.99%	4.83%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.51%
S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)	11.38%	6.10%	4.93%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2015 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2014), Portfolio Manager
•    Scott Smith (since 2017), Portfolio Manager
•    Randy L. Welch (since 2014), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID 2020 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	0.03%	0.10%	0.02%
Acquired Fund Fees and Expenses	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	0.50%	0.42%	0.34%
Expense Reimbursement (1)	N/A	(0.05)%	0.00%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.50%	0.37%	0.34%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$151	$160	$280	$628
Institutional Class	38	130	230	525
Class R-6	35	109	191	431
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$51	$160	$280	$628

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18.1% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	11.16%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(10.35)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	12.08%	6.85%	5.47%
Institutional Class Return After Taxes on Distributions	10.76%	5.31%	4.14%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	7.37%	4.96%	3.92%
Class J Return Before Taxes	10.95%	6.72%	5.27%
Class R-6 Return Before Taxes	12.21%	6.91%	5.51%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.51%
S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)	12.32%	6.47%	5.28%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2014), Portfolio Manager
•    Scott Smith (since 2017), Portfolio Manager
•    Randy L. Welch (since 2014), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID 2025 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	0.02%	0.08%	0.02%
Acquired Fund Fees and Expenses	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	0.49%	0.40%	0.34%
Expense Reimbursement (1)	N/A	(0.03)%	0.00%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.49%	0.37%	0.34%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$150	$157	$274	$616
Institutional Class	38	125	221	502
Class R-6	35	109	191	431
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$50	$157	$274	$616

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.3% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), securitized products, U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	12.56%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(12.50)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	13.24%	7.82%	6.12%
Institutional Class Return After Taxes on Distributions	11.95%	6.37%	4.86%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	8.12%	5.78%	4.48%
Class J Return Before Taxes	12.14%	7.65%	5.92%
Class R-6 Return Before Taxes	13.28%	7.83%	6.14%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.51%
S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)	12.99%	7.42%	5.91%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2025 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2014), Portfolio Manager
•    Scott Smith (since 2017), Portfolio Manager
•    Randy L. Welch (since 2014), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID 2030 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	0.03%	0.07%	0.02%
Acquired Fund Fees and Expenses	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	0.49%	0.38%	0.33%
Expense Reimbursement (1)	N/A	(0.02)%	0.00%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.49%	0.36%	0.33%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$150	$157	$274	$616
Institutional Class	37	120	211	478
Class R-6	34	106	185	418
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$50	$157	$274	$616

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.5% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use futures, options, swaps (including, for example, credit default, interest rate, and currency swaps), and forwards in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided, generally, that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Forward Contracts, Futures, and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future, or swap; possible lack of a liquid secondary market for a forward contract, future, or swap and the resulting inability to close a forward contract, future, or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	14.20%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(14.39)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	14.93%	8.62%	6.68%
Institutional Class Return After Taxes on Distributions	13.69%	7.12%	5.39%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	9.15%	6.46%	4.97%
Class J Return Before Taxes	13.86%	8.44%	6.46%
Class R-6 Return Before Taxes	14.98%	8.66%	6.70%
S&P 1500 TR (reflects no deduction for fees, expenses, or taxes)	25.47%	15.39%	11.85%
S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)	14.80%	8.42%	6.54%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2014), Portfolio Manager
•    Scott Smith (since 2017), Portfolio Manager
•    Randy L. Welch (since 2014), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID 2035 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	0.04%	0.08%	0.02%
Acquired Fund Fees and Expenses	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses	0.52%	0.41%	0.35%
Expense Reimbursement (1)	N/A	(0.03)%	0.00%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.52%	0.38%	0.35%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$153	$167	$291	$653
Institutional Class	39	129	227	515
Class R-6	36	113	197	443
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$53	$167	$291	$653

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.1% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	15.37%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(16.18)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	16.47%	9.46%	7.23%
Institutional Class Return After Taxes on Distributions	15.28%	8.03%	6.00%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	10.12%	7.19%	5.47%
Class J Return Before Taxes	15.39%	9.27%	7.01%
Class R-6 Return Before Taxes	16.47%	9.50%	7.27%
S&P 1500 TR (reflects no deduction for fees, expenses, or taxes)	25.47%	15.39%	11.85%
S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)	16.63%	9.44%	7.18%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2035 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2014), Portfolio Manager
•    Scott Smith (since 2017), Portfolio Manager
•    Randy L. Welch (since 2014), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID 2040 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	0.05%	0.08%	0.02%
Acquired Fund Fees and Expenses	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses	0.55%	0.43%	0.37%
Expense Reimbursement (1)	N/A	(0.03)%	0.00%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.55%	0.40%	0.37%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$156	$176	$307	$689
Institutional Class	41	135	238	539
Class R-6	38	119	208	468
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$56	$176	$307	$689

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.8% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), U.S. government and U.S. government-sponsored securities, and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	16.41%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(17.67)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	18.18%	10.19%	7.70%
Institutional Class Return After Taxes on Distributions	17.13%	8.77%	6.47%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	11.19%	7.81%	5.88%
Class J Return Before Taxes	17.04%	9.97%	7.46%
Class R-6 Return Before Taxes	18.28%	10.22%	7.73%
S&P 1500 TR (reflects no deduction for fees, expenses, or taxes)	25.47%	15.39%	11.85%
S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)	18.16%	10.22%	7.67%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2014), Portfolio Manager
•    Scott Smith (since 2017), Portfolio Manager
•    Randy L. Welch (since 2014), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID 2045 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	0.08%	0.09%	0.03%
Acquired Fund Fees and Expenses	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses	0.59%	0.45%	0.39%
Expense Reimbursement (1)	N/A	(0.04)%	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.59%	0.41%	0.38%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$160	$189	$329	$738
Institutional Class	42	140	248	563
Class R-6	39	124	218	492
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$60	$189	$329	$738

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.8% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	17.28%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(18.83)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	19.38%	10.79%	8.04%
Institutional Class Return After Taxes on Distributions	18.40%	9.43%	6.86%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	11.94%	8.35%	6.20%
Class J Return Before Taxes	18.28%	10.58%	7.80%
Class R-6 Return Before Taxes	19.48%	10.82%	8.07%
S&P 1500 TR (reflects no deduction for fees, expenses, or taxes)	25.47%	15.39%	11.85%
S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)	19.14%	10.68%	7.96%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2045 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2014), Portfolio Manager
•    Scott Smith (since 2017), Portfolio Manager
•    Randy L. Welch (since 2014), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID 2050 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	0.10%	0.10%	0.03%
Acquired Fund Fees and Expenses	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	0.62%	0.47%	0.40%
Expense Reimbursement (1)	N/A	(0.05)%	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.62%	0.42%	0.39%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$163	$199	$346	$774
Institutional Class	43	146	258	587
Class R-6	40	127	223	504
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$63	$199	$346	$774

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.5% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	18.00%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.78)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	20.32%	11.21%	8.33%
Institutional Class Return After Taxes on Distributions	19.42%	9.88%	7.16%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	12.54%	8.71%	6.46%
Class J Return Before Taxes	19.09%	10.95%	8.09%
Class R-6 Return Before Taxes	20.35%	11.24%	8.34%
S&P 1500 TR (reflects no deduction for fees, expenses, or taxes)	25.47%	15.39%	11.85%
S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)	19.58%	10.92%	8.15%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2014), Portfolio Manager
•    Scott Smith (since 2017), Portfolio Manager
•    Randy L. Welch (since 2014), Portfolio Manager

Purchase and Sale of Fund Share

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID 2055 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	0.20%	0.13%	0.06%
Acquired Fund Fees and Expenses	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	0.72%	0.50%	0.43%
Expense Reimbursement (1)	(0.05)%	(0.08)%	(0.04)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.67%	0.42%	0.39%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J and 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$168	$225	$396	$890
Institutional Class	43	152	272	621
Class R-6	40	134	237	538
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$68	$225	$396	$890

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.3% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	18.35%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(20.52)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	20.35%	11.39%	8.45%
Institutional Class Return After Taxes on Distributions	19.48%	10.16%	7.35%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	12.54%	8.89%	6.58%
Class J Return Before Taxes	19.01%	11.13%	8.18%
Class R-6 Return Before Taxes	20.33%	11.43%	8.47%
S&P 1500 TR (reflects no deduction for fees, expenses, or taxes)	25.47%	15.39%	11.85%
S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)	19.62%	10.98%	8.22%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2055 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2014), Portfolio Manager
•    Scott Smith (since 2017), Portfolio Manager
•    Randy L. Welch (since 2014), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID 2060 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	0.37%	0.26%	0.11%
Acquired Fund Fees and Expenses	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	0.89%	0.63%	0.48%
Expense Reimbursement (1)	(0.22)%	(0.21)%	(0.09)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.67%	0.42%	0.39%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J and 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$168	$262	$472	$1,076
Institutional Class	43	181	330	766
Class R-6	40	145	260	595
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$68	$262	$472	$1,076

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.6% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (September 30, 2014).
For periods prior to the inception date of Class R-6 shares (August 24, 2015) and Class J shares (March 1, 2018), the performance shown in the table for these newer classes is that of the Fund’s Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 30, 2014.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	18.71%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(20.90)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	20.30%	11.56%	8.57%
Institutional Class Return After Taxes on Distributions	19.45%	10.41%	7.53%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	12.49%	9.04%	6.69%
Class J Return Before Taxes	19.06%	11.28%	8.29%
Class R-6 Return Before Taxes	20.33%	11.60%	8.60%
S&P 1500 TR (reflects no deduction for fees, expenses, or taxes)	25.47%	15.39%	11.85%
S&P Target Date 2060 Index (reflects no deduction for fees, expenses, or taxes)	19.74%	11.04%	8.27%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2014), Portfolio Manager
•    Scott Smith (since 2017), Portfolio Manager
•    Randy L. Welch (since 2014), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID 2065 FUND
Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	0.72%	1.24%	0.34%
Acquired Fund Fees and Expenses	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	1.24%	1.61%	0.71%
Expense Reimbursement (1)	(0.57)%	(1.19)%	(0.32)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.67%	0.42%	0.39%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J and 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$168	$337	$626	$1,450
Institutional Class	43	391	763	1,810
Class R-6	40	195	363	852
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$68	$337	$626	$1,450

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.3% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, the Fund considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (September 6, 2017).
For periods prior to the inception date of Class J shares (March 1, 2018), the performance shown in the table for Class J shares is that of the Fund’s Institutional Class shares, adjusted to reflect the fees and expenses of Class J shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on September 6, 2017.
During 2018, Class R-6 experienced a one-time loss of approximately $0.33 per share as a result of a large redemption. If such loss had not been recognized, the total return amounts expressed herein would have been higher. During May of 2019, Class R-6 experienced a one-time gain of approximately $0.35 per share as a result of a reimbursement by PGI, the investment advisor. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.12%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(21.10)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years		Life of Fund
Institutional Class Return Before Taxes	20.34%	11.78%		8.65%
Institutional Class Return After Taxes on Distributions	19.53%	10.92%		7.74%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	12.50%	9.27%		6.69%
Class J Return Before Taxes	19.04%	11.46%		8.34%
Class R-6 Return Before Taxes	20.33%	12.56%	(2)	8.68%	(1)(2)
S&P 1500 TR (reflects no deduction for fees, expenses, or taxes)	25.47%	15.39%		12.72%
S&P Target Date 2065+ Index (reflects no deduction for fees, expenses, or taxes)	19.84%	11.09%		8.61%
(1) During 2018, Class R-6 experienced a one-time loss of approximately $0.33 per share as a result of a large redemption. If such loss had not been recognized, the total return amounts expressed herein would have been higher.
(2) During May of 2019, Class R-6 experienced a one-time gain of approximately $0.35 per share as a result of a reimbursement by PGI, the investment advisor. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index.” The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2017), Portfolio Manager
•    Scott Smith (since 2017), Portfolio Manager
•    Randy L. Welch (since 2017), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME HYBRID 2070 FUND

Objective
The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-6
Management Fees	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	N/A
Other Expenses	40.37%	186.86%	40.81%
Acquired Fund Fees and Expenses	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses	40.92%	187.26%	41.21%
Expense Reimbursement (1)	(40.22)%	(186.81)%	(40.79)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.70%	0.45%	0.42%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.30% for Class J and 0.05% for Institutional Class shares. In addition, for Class R-6 shares, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$172	$5,817	$8,176	$9,642
Institutional Class	46	354	563	1,163
Class R-6	43	5,824	8,176	9,620
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$72	$5,817	$8,176	$9,642

Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 130.0% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. (“PFI”), with a majority of the Fund’s assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. The Fund may add, remove, or substitute underlying funds at any time. The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
The Fund is managed with strategic or long-term asset class targets and target ranges. There is a rebalancing strategy that aligns with the target weights to identify asset classes that are either overweight or underweight. The Fund may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund, or changes in market forces or Fund circumstances.
In selecting underlying funds and target weights, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification, and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in growth and value stocks of small, medium, and large market capitalization companies, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), and derivatives. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The underlying funds principally use equity index futures and options in order to gain exposure to a variety of securities or asset classes or attempt to reduce risk.
The Fund’s asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. Approximately 10 years after its target year, the Fund’s underlying fund allocation is expected to match that of the Principal LifeTime Hybrid Income Fund. At that time, the Fund may be combined with the Principal LifeTime Hybrid Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account’s value.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Target Date Fund Risk. A target date fund should not be selected based solely on age or retirement date because there is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks due to the Fund’s Investments in Underlying Funds
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
•Options. Options involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the options; counterparty risk; difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets); and an insufficient liquid secondary market for particular options.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.

Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
No performance information is shown below because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the S&P 1500 TR and the S&P Target Date 65+ Index. Performance information provides an indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
Effective March 1, 2024 the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of "broad-based securities market index." The S&P Target Date 2065+ Index is included as an additional index for the Fund as it shows how the Fund's performance compares with returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2023), Portfolio Manager
•    Scott Smith (since 2023), Portfolio Manager
•    Randy L. Welch (since 2023), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

REAL ESTATE SECURITIES FUND
Objective
The Fund seeks to generate a total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-3	R-4	R-5	R-6
Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.25%	0.10%	N/A	N/A
Other Expenses	0.17%	0.30%	0.20%	0.12%	0.53%	0.32%	0.28%	0.26%	0.01%
Total Annual Fund Operating Expenses	1.22%	2.10%	1.15%	0.92%	1.68%	1.37%	1.18%	1.06%	0.81%
Expense Reimbursement (1)	N/A	N/A	N/A	(0.06)%	N/A	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.22%	2.10%	1.15%	0.86%	1.68%	1.37%	1.18%	1.06%	0.81%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.86% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$667	$916	$1,183	$1,946
Class C	313	658	1,129	2,206
Class J	217	365	633	1,398
Institutional Class	88	287	503	1,126
Class R-1	171	530	913	1,987
Class R-3	139	434	750	1,646
Class R-4	120	375	649	1,432
Class R-5	108	337	585	1,294
Class R-6	83	259	450	1,002
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$213	$658	$1,129	$2,206
Class J	117	365	633	1,398
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.1% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. A real estate company has at least 50% of its assets, income, or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts (“REITs”) and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies, as well as those whose products and services relate to the real estate industry, including building supply manufacturers, mortgage lenders, and mortgage servicing companies.
REITs are pooled investment vehicles that invest in income-producing real estate, real estate-related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
The Fund invests in equity securities regardless of market capitalization (small, medium, or large). The Fund invests in growth and value equity securities. The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
•Real Estate. A fund concentrating in the real estate industry is subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts. These risks are explained more fully below in Real Estate Investment Trusts (REITs) Risk and Real Estate Securities Risk.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 2019	17.29%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.76)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	6.69%	6.89%	7.63%
Class A Return After Taxes on Distributions	5.95%	5.99%	6.57%
Class A Return After Taxes on Distributions and Sale of Fund Shares	4.09%	5.19%	5.83%
Class C Return Before Taxes	10.89%	7.24%	7.56%
Class J Return Before Taxes	11.98%	8.24%	8.37%
Institutional Class Return Before Taxes	13.33%	8.48%	8.64%
Class R-1 Return Before Taxes	12.39%	7.62%	7.77%
Class R-3 Return Before Taxes	12.74%	7.94%	8.11%
Class R-4 Return Before Taxes	12.95%	8.15%	8.31%
Class R-5 Return Before Taxes	13.08%	8.29%	8.44%
Class R-6 Return Before Taxes	13.39%	8.56%	8.54%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
FTSE NAREIT All Equity REIT Index (reflects no deduction for fees, expenses, or taxes)	11.36%	7.59%	7.95%
MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	13.74%	7.40%	7.60%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Prior to March 1, 2024, the Fund’s index was the MSCI US REIT Index.
Investment Advisor
Principal Global Investors, LLC
Sub-Advisor and Portfolio Managers
Principal Real Estate Investors, LLC
•    Keith Bokota (since 2013), Portfolio Manager
•    Anthony Kenkel (since 2012), Portfolio Manager
•    Kelly D. Rush (since 2000), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances.
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for more information.

Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO
Objective
The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.09%	0.12%	0.03%	0.02%	0.53%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses	1.12%	1.90%	0.96%	0.80%	1.66%	1.35%	1.16%	1.04%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$658	$886	$1,133	$1,838
Class C	293	597	1,026	2,019
Class J	198	306	531	1,178
Institutional Class	82	255	444	990
Class R-1	169	523	902	1,965
Class R-3	137	428	739	1,624
Class R-4	118	368	638	1,409
Class R-5	106	331	574	1,271
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$193	$597	$1,026	$2,019
Class J	98	306	531	1,178
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying funds' performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.1% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund generally invests:
•    between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as securitized products and corporate bonds;
•    between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium, and large market capitalization companies, and growth and value stock; and
•    less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Fund’s Investments in Underlying Funds
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	13.09%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(15.43)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	9.24%	6.49%	5.19%
Class A Return After Taxes on Distributions	8.67%	5.07%	3.63%
Class A Return After Taxes on Distributions and Sale of Fund Shares	5.63%	4.88%	3.75%
Class C Return Before Taxes	13.66%	6.88%	5.14%
Class J Return Before Taxes	14.77%	7.88%	5.93%
Institutional Class Return Before Taxes	15.91%	8.03%	6.12%
Class R-1 Return Before Taxes	14.96%	7.14%	5.22%
Class R-3 Return Before Taxes	15.27%	7.44%	5.53%
Class R-4 Return Before Taxes	15.50%	7.65%	5.73%
Class R-5 Return Before Taxes	15.65%	7.78%	5.86%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
SAM Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	16.41%	8.69%	6.73%
Russell 3000 Index(reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	18.24%	8.16%	4.28%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The SAM Balanced Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    Brody Dass (since 2022), Portfolio Manager
•    Todd A. Jablonski (since 2010), Portfolio Manager
•    Yesim Tokat-Acikel (since 2023), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances.
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for more information.

Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE BALANCED PORTFOLIO
Objective
The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.09%	0.14%	0.03%	0.03%	0.54%	0.33%	0.29%	0.27%
Acquired Fund Fees and Expenses	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses	1.07%	1.87%	0.91%	0.76%	1.62%	1.31%	1.12%	1.00%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$653	$872	$1,108	$1,784
Class C	290	588	1,011	1,981
Class J	193	290	504	1,120
Institutional Class	78	243	422	942
Class R-1	165	511	881	1,922
Class R-3	133	415	718	1,579
Class R-4	114	356	617	1,363
Class R-5	102	318	552	1,225
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$190	$588	$1,011	$1,981
Class J	93	290	504	1,120
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.5% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund generally invests:
•    between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as high yield securities (or “junk” bonds), securitized products, and corporate bonds;
•    between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium, and large market capitalization companies, and growth and value stock; and
•    less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Fund’s Investments in Underlying Funds
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	10.32%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(11.74)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	5.50%	4.32%	3.82%
Class A Return After Taxes on Distributions	4.68%	3.13%	2.48%
Class A Return After Taxes on Distributions and Sale of Fund Shares	3.37%	3.10%	2.62%
Class C Return Before Taxes	9.79%	4.71%	3.78%
Class J Return Before Taxes	10.91%	5.71%	4.56%
Institutional Class Return Before Taxes	11.99%	5.86%	4.75%
Class R-1 Return Before Taxes	10.98%	4.93%	3.83%
Class R-3 Return Before Taxes	11.33%	5.27%	4.15%
Class R-4 Return Before Taxes	11.59%	5.47%	4.35%
Class R-5 Return Before Taxes	11.74%	5.61%	4.48%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
SAM Conservative Balanced Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	12.71%	6.22%	5.15%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	18.24%	8.16%	4.28%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index.” The SAM Conservative Balanced Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Performance of each component of the blended index is also shown. The weightings for SAM Conservative Balanced Blended Index are 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    Brody Dass (since 2022), Portfolio Manager
•    Todd A. Jablonski (since 2010), Portfolio Manager
•    Yesim Tokat-Acikel (since 2023), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances.
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for more information.

Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH PORTFOLIO
Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.09%	0.14%	0.04%	0.02%	0.53%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses	1.15%	1.95%	1.00%	0.83%	1.69%	1.38%	1.19%	1.07%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$661	$895	$1,148	$1,871
Class C	298	612	1,052	2,067
Class J	202	318	552	1,225
Institutional Class	85	265	460	1,025
Class R-1	172	533	918	1,998
Class R-3	140	437	755	1,657
Class R-4	121	378	654	1,443
Class R-5	109	340	590	1,306
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$198	$612	$1,052	$2,067
Class J	102	318	552	1,225
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.6% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund generally invests:
•    between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as corporate bonds;
•    between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium, and large market capitalization companies, and growth and value stock; and
•    less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Fund’s Investments in Underlying Funds
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	15.98%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(19.15)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	12.42%	8.45%	6.43%
Class A Return After Taxes on Distributions	12.08%	7.03%	4.73%
Class A Return After Taxes on Distributions and Sale of Fund Shares	7.56%	6.52%	4.76%
Class C Return Before Taxes	16.91%	8.82%	6.39%
Class J Return Before Taxes	18.18%	9.86%	7.20%
Institutional Class Return Before Taxes	19.34%	10.03%	7.39%
Class R-1 Return Before Taxes	18.29%	9.08%	6.46%
Class R-3 Return Before Taxes	18.65%	9.43%	6.79%
Class R-4 Return Before Taxes	18.87%	9.64%	6.99%
Class R-5 Return Before Taxes	19.04%	9.76%	7.12%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
SAM Conservative Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	20.18%	11.10%	8.25%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	18.24%	8.16%	4.28%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The SAM Conservative Growth Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% MSCI EAFE Index NTR, and 20% Bloomberg U.S. Aggregate Bond Index.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    Brody Dass (since 2022), Portfolio Manager
•    Todd A. Jablonski (since 2010), Portfolio Manager
•    Yesim Tokat-Acikel (since 2023), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances.
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for more information.

Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO
Objective
The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.08%	0.12%	0.02%	0.04%	0.53%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses	1.01%	1.80%	0.85%	0.72%	1.56%	1.25%	1.06%	0.94%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$474	$684	$912	$1,565
Class C	283	566	975	1,908
Class J	187	271	471	1,049
Institutional Class	74	230	401	894
Class R-1	159	493	850	1,856
Class R-3	127	397	686	1,511
Class R-4	108	337	585	1,294
Class R-5	96	300	520	1,155
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$183	$566	$975	$1,908
Class J	87	271	471	1,049
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.8% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund generally invests:
•    between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; such funds generally invest in fixed-income instruments such as high yield securities (or “junk” bonds), securitized products, and corporate bonds;
•    between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies, including small, medium, and large market capitalization companies, and growth and value stock; and
•    less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Fund’s Investments in Underlying Funds
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	7.69%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(8.81)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	4.93%	3.10%	3.05%
Class A Return After Taxes on Distributions	3.91%	1.96%	1.75%
Class A Return After Taxes on Distributions and Sale of Fund Shares	3.00%	2.07%	1.94%
Class C Return Before Taxes	7.19%	3.09%	2.82%
Class J Return Before Taxes	8.25%	4.06%	3.60%
Institutional Class Return Before Taxes	9.40%	4.19%	3.76%
Class R-1 Return Before Taxes	8.46%	3.31%	2.88%
Class R-3 Return Before Taxes	8.75%	3.63%	3.20%
Class R-4 Return Before Taxes	9.04%	3.84%	3.40%
Class R-5 Return Before Taxes	9.08%	3.95%	3.52%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
SAM Flexible Income Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	10.07%	4.41%	4.01%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	18.24%	8.16%	4.28%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index.” The SAM Flexible Income Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    Brody Dass (since 2022), Portfolio Manager
•    Todd A. Jablonski (since 2010), Portfolio Manager
•    Yesim Tokat-Acikel (since 2023), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances.
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for more information.

Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

SAM (STRATEGIC ASSET MANAGEMENT) STRATEGIC GROWTH PORTFOLIO
Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-3	R-4	R-5
Management Fees	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.15%	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.10%	0.17%	0.06%	0.02%	0.53%	0.32%	0.28%	0.26%
Acquired Fund Fees and Expenses	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses	1.19%	2.01%	1.05%	0.86%	1.72%	1.41%	1.22%	1.10%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$665	$907	$1,168	$1,914
Class C	304	630	1,083	2,126
Class J	207	334	579	1,283
Institutional Class	88	274	477	1,061
Class R-1	175	542	933	2,030
Class R-3	144	446	771	1,691
Class R-4	124	387	670	1,477
Class R-5	112	350	606	1,340
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$204	$630	$1,083	$2,126
Class J	107	334	579	1,283
Portfolio Turnover
The Fund and each underlying fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s and the underlying fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.2% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds (“ETFs”) of Principal Funds, Inc. and Principal Exchange-Traded Funds (“Underlying Funds”). Each SAM Portfolio generally categorizes each Underlying Fund as a fixed-income, equity, or specialty fund based on its investment profile. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the SAM Portfolio in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The asset class diversification of the SAM Portfolio is designed to moderate overall price volatility and cushion severe losses in any one investment sector.
The Fund generally invests:
•    between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund; such funds generally invest in equity securities of domestic and foreign companies (including in emerging markets), including small, medium, and large market capitalization companies, and growth and value stock; and
•    less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The Fund may temporarily exceed these percentage ranges and may alter the percentage ranges when it deems appropriate.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Principal Risks of Investing in a Fund of Funds
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies (for example, other mutual funds or exchange-traded funds) in which the Fund invests (“underlying funds”). The Fund’s selection and weighting of asset classes and allocation of investments in underlying funds may cause it to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the underlying funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the underlying funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest: the Fund invests in affiliated underlying funds; and PGI and its affiliates may earn different fees from different underlying funds and may have an incentive to allocate more Fund assets to underlying funds from which they receive higher fees.
Principal Risks due to the Fund’s Investments in Underlying Funds
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	19.17%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.15)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	14.77%	10.12%	7.21%
Class A Return After Taxes on Distributions	14.47%	8.81%	5.35%
Class A Return After Taxes on Distributions and Sale of Fund Shares	8.98%	7.91%	5.32%
Class C Return Before Taxes	19.45%	10.49%	7.16%
Class J Return Before Taxes	20.59%	11.55%	7.97%
Institutional Class Return Before Taxes	21.82%	11.73%	8.18%
Class R-1 Return Before Taxes	20.82%	10.71%	7.22%
Class R-3 Return Before Taxes	21.14%	11.12%	7.58%
Class R-4 Return Before Taxes	21.45%	11.34%	7.79%
Class R-5 Return Before Taxes	21.49%	11.46%	7.92%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
SAM Strategic Growth Blended Index (except as noted for MSCI EAFE Index NTR, reflects no deduction for fees, expenses, or taxes)	22.96%	12.77%	9.25%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	18.24%	8.16%	4.28%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The SAM Strategic Growth Blended Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. Performance of each component of the blended index is also shown. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    Brody Dass (since 2022), Portfolio Manager
•    Todd A. Jablonski (since 2010), Portfolio Manager
•    Yesim Tokat-Acikel (since 2023), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances.
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for more information.

Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

SHORT-TERM INCOME FUND
Objective
The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	J	Inst.	R-1	R-3	R-4	R-5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	1.00%	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	J	Inst.	R-1	R-3	R-4	R-5
Management Fees (1)	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Distribution and/or Service (12b-1) Fees	0.15%	1.00%	0.15%	N/A	0.35%	0.25%	0.10%	N/A
Other Expenses	0.12%	0.25%	0.10%	0.04%	0.53%	0.32%	0.28%	0.26%
Total Annual Fund Operating Expenses	0.64%	1.62%	0.62%	0.41%	1.25%	0.94%	0.75%	0.63%
(1)    Fees have been restated to reflect current fees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$289	$425	$574	$1,005
Class C	265	511	881	1,659
Class J	163	199	346	774
Institutional Class	42	132	230	518
Class R-1	127	397	686	1,511
Class R-3	96	300	520	1,155
Class R-4	77	240	417	930
Class R-5	64	202	351	786
With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$165	$511	$881	$1,659
Class J	63	199	346	774
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.4% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in a broad range of high-quality, fixed-income securities. The Fund invests primarily in high-quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global Ratings (“S&P Global”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”). If the security has been rated by only one of the rating agencies, that rating will determine the security’s rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security’s quality. The Fund’s investments also include corporate securities, government securities, mortgage-backed and asset-backed securities (securitized products), and foreign securities.
Under normal circumstances, the Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±30% of the duration of the Bloomberg Credit 1-3 Year Index, which as of January 31, 2024 was 1.78 years.
The Fund invests in derivatives, including Treasury futures, to manage the fixed-income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation, or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities. The value of U.S. government securities may be adversely impacted by changes in interest rates, changes in the credit rating of the U.S. government, or a default by the U.S. government.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	3.37%
Lowest return for a quarter during the period of the bar chart above:	Q1 2022	(2.48)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	3.33%	1.30%	1.33%
Class A Return After Taxes on Distributions	2.10%	0.48%	0.56%
Class A Return After Taxes on Distributions and Sale of Fund Shares	1.95%	0.66%	0.68%
Class C Return Before Taxes	3.70%	0.83%	0.83%
Class J Return Before Taxes	4.80%	1.80%	1.56%
Institutional Class Return Before Taxes	5.99%	2.01%	1.80%
Class R-1 Return Before Taxes	5.11%	1.13%	0.93%
Class R-3 Return Before Taxes	5.43%	1.46%	1.25%
Class R-4 Return Before Taxes	5.63%	1.64%	1.43%
Class R-5 Return Before Taxes	5.84%	1.77%	1.57%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Bloomberg Credit 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)	5.28%	2.03%	1.75%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index.” The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    John R. Friedl (since 2010), Portfolio Manager
•Michael Goosay (since 2023), Portfolio Manager
•    Scott J. Peterson (since 2010), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A, C, and J	Initial Investment	$1,000(1)
A, C, and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A, C, and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, and R-5	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances.
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund.
See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

SMALLCAP FUND
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	J	Inst.	R-1	R-3	R-4	R-5	R-6
Management Fees	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	N/A	0.35%	0.25%	0.10%	N/A	N/A
Other Expenses	0.20%	0.15%	0.16%	0.53%	0.32%	0.28%	0.26%	0.03%
Total Annual Fund Operating Expenses	1.19%	1.04%	0.90%	1.62%	1.31%	1.12%	1.00%	0.77%
Expense Reimbursement (1)	N/A	N/A	(0.05)%	N/A	N/A	N/A	N/A	(0.01)%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.19%	1.04%	0.85%	1.62%	1.31%	1.12%	1.00%	0.76%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$665	$907	$1,168	$1,914
Class J	206	331	574	1,271
Institutional Class	87	282	494	1,103
Class R-1	165	511	881	1,922
Class R-3	133	415	718	1,579
Class R-4	114	356	617	1,363
Class R-5	102	318	552	1,225
Class R-6	78	245	427	953
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$106	$331	$574	$1,271
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28.7% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index (as of January 31, 2024, this range was between approximately $13.0 million and $27.9 billion). Those managing the Fund’s investments seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.

Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.
Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q2 2020	28.39%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(30.54)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	9.01%	9.91%	6.90%
Class A Return After Taxes on Distributions	8.24%	8.92%	5.32%
Class A Return After Taxes on Distributions and Sale of Fund Shares	5.86%	7.77%	5.10%
Class J Return Before Taxes	14.57%	11.33%	7.68%
Institutional Class Return Before Taxes	15.75%	11.51%	7.90%
Class R-1 Return Before Taxes	14.87%	10.66%	7.04%
Class R-3 Return Before Taxes	15.17%	11.00%	7.37%
Class R-4 Return Before Taxes	15.41%	11.21%	7.58%
Class R-5 Return Before Taxes	15.55%	11.34%	7.71%
Class R-6 Return Before Taxes	15.84%	11.62%	7.79%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	9.97%	7.16%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    Phil Nordhus (since 2006), Portfolio Manager
•    Brian W. Pattinson (since 2011), Portfolio Manager
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and J	Initial Investment	$1,000(1)
A and J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances.
Effective as of the close of the New York Stock Exchange on March 24, 2023, Class C shares will no longer be available for purchase except in limited circumstances.
See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

SMALLCAP GROWTH FUND I
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-1	R-3	R-4	R-5	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-1	R-3	R-4	R-5	R-6
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.35%	0.25%	0.10%	N/A	N/A
Other Expenses	0.18%	0.14%	0.54%	0.33%	0.29%	0.27%	0.01%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	1.21%	1.02%	1.77%	1.46%	1.27%	1.15%	0.89%
Fee Waiver and Expense Reimbursement (1)(2)	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.19%	1.00%	1.75%	1.44%	1.25%	1.13%	0.87%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund's management fees through the period ending February 28, 2025. The fee waiver will reduce the Fund's management fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
(2)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.01% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$221	$382	$663	$1,464
Institutional Class	102	323	561	1,246
Class R-1	178	555	957	2,082
Class R-3	147	460	796	1,745
Class R-4	127	401	695	1,532
Class R-5	115	363	631	1,396
Class R-6	89	282	491	1,094
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$121	$382	$663	$1,464
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.3% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations equal to or smaller than the greater of: 1) $6.0 billion or 2) the highest market capitalization of the companies comprising the Russell 2000® Growth Index (as of January 31, 2024, this range was between approximately $13.0 million and $27.9 billion). The Fund invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell 2000® Growth Index.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Passive Strategy Risk. A portion of the Fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the Fund and index performance may be affected by many factors, such as Fund expenses, the timing of cash flows into and out of the Fund, changes in securities markets, and changes in the composition of the index.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 25, 2014), the performance shown in the table for Class R-6 shares is that of the Fund’s Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31

60%
40%
20%
0%
-20%
-40%
-60%
1.54%
1.19%
9.25%
26.32%
(5.42)%
33.59%
42.06%
7.24%
(28.55)%
16.43%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

Highest return for a quarter during the period of the bar chart above:	Q2 2020	33.84%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(22.08)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	16.43%	11.11%	8.55%
Institutional Class Return After Taxes on Distributions	16.43%	9.60%	6.39%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	9.73%	8.73%	6.33%
Class J Return Before Taxes	15.34%	10.90%	8.25%
Class R-1 Return Before Taxes	15.60%	10.24%	7.66%
Class R-3 Return Before Taxes	15.92%	10.56%	8.00%
Class R-4 Return Before Taxes	16.20%	10.79%	8.21%
Class R-5 Return Before Taxes	16.34%	10.91%	8.33%
Class R-6 Return Before Taxes	16.65%	11.20%	8.59%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	18.66%	9.22%	7.16%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Russell 2000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2009), Portfolio Manager
•    Randy L. Welch (since 2009), Portfolio Manager
Sub-Advisors
AllianceBernstein L.P.
Brown Advisory, LLC
Emerald Advisers, LLC

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

SMALLCAP S&P 600 INDEX FUND
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-1	R-3	R-4	R-5	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-1	R-3	R-4	R-5	R-6
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.35%	0.25%	0.10%	N/A	N/A
Other Expenses	0.14%	0.10%	0.54%	0.33%	0.29%	0.27%	0.02%
Total Annual Fund Operating Expenses	0.44%	0.25%	1.04%	0.73%	0.54%	0.42%	0.17%
Expense Reimbursement (1)	N/A	(0.04)%	N/A	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.44%	0.21%	1.04%	0.73%	0.54%	0.42%	0.17%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.21% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$145	$141	$246	$555
Institutional Class	22	76	137	314
Class R-1	106	331	574	1,271
Class R-3	75	233	406	906
Class R-4	55	173	302	677
Class R-5	43	135	235	530
Class R-6	17	55	96	217
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$45	$141	$246	$555

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.5% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor’s (“S&P”) SmallCap 600 Index (the “Index”) at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. As of January 31, 2024, the market capitalization range of the companies comprising the Index was between approximately $219.9 million and $7.8 billion. Each component stock of the Index is weighted in proportion to its total market value. The Index is rebalanced quarterly.
The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a replication strategy, which involves investing in all the securities that make up the Index, in the same proportions as the Index.
The Fund uses derivative strategies and invests in exchange-traded funds (“ETFs”). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.
The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of January 31, 2024, the Index was not concentrated in any industry.
Note: “Standard & Poor’s SmallCap 600” and “S&P SmallCap 600” are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global, and S&P Global makes no representation regarding the advisability of investing in the Fund.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so, and result in disproportionate losses that may be substantially greater than a fund’s initial investment.
•Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Index Fund Risk. Index funds use a passive investment approach and generally do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor investment performance. Therefore, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. An index fund has operating and other expenses while an index does not. As a result, over time, index funds tend to underperform the index. The correlation between fund performance and index performance may also be affected by the type of passive investment approach used by a fund (sampling or replication), changes in securities markets, changes in the composition of the index, and the timing of purchases and sales of fund shares. Errors or delays in compiling or rebalancing the Index may impact the performance of the Fund and increase transaction costs.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (or ETF)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is that of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. However, where the adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used. These adjustments result in performance for such periods that is no higher than the historical performance of the Class R-3 shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2020	31.18%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(32.65)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	15.80%	10.76%	8.39%
Institutional Class Return After Taxes on Distributions	14.57%	8.97%	6.38%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	10.14%	8.31%	6.27%
Class J Return Before Taxes	14.59%	10.55%	8.16%
Class R-1 Return Before Taxes	14.87%	9.86%	7.51%
Class R-3 Return Before Taxes	15.21%	10.20%	7.84%
Class R-4 Return Before Taxes	15.42%	10.41%	8.04%
Class R-5 Return Before Taxes	15.58%	10.55%	8.18%
Class R-6 Return Before Taxes	15.86%	10.82%	8.27%
S&P 1500 TR (reflects no deduction for fees, expenses, or taxes)	25.47%	15.39%	11.76%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	16.05%	11.03%	8.66%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index.” The S&P SmallCap 600 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    Tyler O’Donnell (since 2023), Portfolio Manager
•    Aaron J. Siebel (since 2018), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

SMALLCAP VALUE FUND II
Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
If you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	J	Inst.	R-1	R-3	R-4	R-5	R-6
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	None	None	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	J	Inst.	R-1	R-3	R-4	R-5	R-6
Management Fees	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Distribution and/or Service (12b-1) Fees	0.15%	N/A	0.35%	0.25%	0.10%	N/A	N/A
Other Expenses	0.26%	0.16%	0.54%	0.33%	0.29%	0.27%	0.01%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.36%	1.11%	1.84%	1.53%	1.34%	1.22%	0.96%
Fee Waiver and Expense Reimbursement (1)(2)	(0.02)%	(0.14)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.34%	0.97%	1.82%	1.51%	1.32%	1.20%	0.94%
(1)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to waive a portion of the Fund's management fees through the period ending February 28, 2025. The fee waiver will reduce the Fund's management fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
(2)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.96% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$236	$429	$743	$1,633
Institutional Class	99	339	598	1,339
Class R-1	185	577	994	2,157
Class R-3	154	481	832	1,822
Class R-4	134	423	732	1,611
Class R-5	122	385	668	1,476
Class R-6	96	304	529	1,176
With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class J	$136	$429	$743	$1,633
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65.2% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations of one or both of the following: $3.5 billion or less, or within the range of companies composing the Russell 2000® Value Index (as of January 31, 2024, this range was between approximately $13.0 million and $8.1 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell 2000® Value Index.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer’s sector or industry, or changes in response to overall market and economic conditions. A fund’s principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets, or financial resources; lack the competitive strength of larger companies; have less experienced managers; or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable for the fund.
Passive Strategy Risk. A portion of the Fund seeks to match the performance of a specified index. However, the correlation between the performance of this portion of the Fund and index performance may be affected by many factors, such as Fund expenses, the timing of cash flows into and out of the Fund, changes in securities markets, and changes in the composition of the index.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 25, 2014), the performance shown in the table for Class R-6 shares is that of the Fund’s Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2020	31.34%
Lowest return for a quarter during the period of the bar chart above:	Q1 2020	(35.49)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	20.01%	12.97%	7.95%
Institutional Class Return After Taxes on Distributions	18.89%	10.95%	5.46%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	12.22%	9.76%	5.54%
Class J Return Before Taxes	18.69%	12.55%	7.52%
Class R-1 Return Before Taxes	19.17%	12.03%	7.04%
Class R-3 Return Before Taxes	19.46%	12.37%	7.37%
Class R-4 Return Before Taxes	19.72%	12.60%	7.58%
Class R-5 Return Before Taxes	19.83%	12.73%	7.71%
Class R-6 Return Before Taxes	20.15%	13.02%	7.96%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	14.65%	10.00%	6.76%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index.” The Russell 2000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James W. Fennessey (since 2009), Portfolio Manager
•    Randy L. Welch (since 2009), Portfolio Manager
Sub-Advisors
Hotchkis and Wiley Capital Management, LLC
Vaughan Nelson Investment Management, LP

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
J	Initial Investment	$1,000(1)
J	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
J	Subsequent Investments	$100(1)(2)
Institutional, R-1, R-3, R-4, R-5, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1)Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2)For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

TAX-EXEMPT BOND FUND
Objective
The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors’ capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial intermediary and in “Choosing a Share Class and The Costs of Investing” beginning on page 426 of the Fund’s Prospectus, Appendix B to the Prospectus titled “Intermediary-Specific Sales Charge Waivers and Reductions,” and “Multiple Class Structure” beginning on page 70 of the Fund’s Statement of Additional Information.
If you purchase Institutional Class shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	C	Inst.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV when Sales Load is paid, whichever is less)	1.00%	1.00%	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	C	Inst.
Management Fees	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A
Other Expenses:
Interest Expense (1)	0.12%	0.12%	0.12%
Remainder of Other Expenses	0.08%	0.22%	0.12%
Total Other Expenses	0.20%	0.34%	0.24%
Total Annual Fund Operating Expenses	0.85%	1.74%	0.64%
Expense Reimbursement (2)	N/A	N/A	(0.07)%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.85%	1.74%	0.57%
(1)    Includes interest expense from inverse floaters.
(2)    Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.45% for Institutional Class shares. It is expected that the expense limit will continue through the period ending February 28, 2025; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class C shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$459	$636	$829	$1,385
Class C	277	548	944	1,816
Institutional Class	58	198	350	792
With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):

	1 year	3 years	5 years	10 years
Class C	$177	$548	$944	$1,816
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36.9% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Many of these are from California, Illinois, and New York. Generally, municipal obligations pay interest that is exempt from federal income tax. The Fund’s investment in municipal obligations include industrial revenue bonds. The Fund also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage.
The Fund invests in investment-grade securities and, with respect to up to 20% of its net assets, in below-investment-grade bonds (sometimes called “high yield bonds” or “junk bonds”). Below-investment-grade bonds are rated, at the time of purchase, Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”). The Fund’s total investment in below-investment-grade bonds plus investment-grade bonds rated Baa by Moody’s or BBB by S&P Global, at the time of purchase, will not exceed 40% of the Fund’s net assets. If the bond has been rated by only one of the rating agencies, that rating will determine the bond’s rating; if the bond is rated differently by the rating agencies, the highest rating will be used; and if the bond has not been rated by either of the rating agencies, those selecting such investments will determine the bond’s quality.
Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Bloomberg Municipal Bond Index, which as of January 31, 2024 was 5.56 years. The Fund is not managed to a particular maturity.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Geographic Concentration Risk. A fund that invests significant portions of its assets in municipal obligations and bonds in particular geographic areas (a particular state, such as California, or a particular country or region) has greater exposure than other funds to economic conditions and developments in those areas.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Industrial Revenue Bond Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition and performance of industrial revenue bonds. These revenue bonds are issued by or on behalf of public authorities to obtain funds to finance various public and/or privately operated facilities, including those for business and manufacturing, housing, sports, pollution control, airport, mass transit, port, and parking facilities. These bonds are normally secured only by the revenues from the project and not by state or local government tax payments. Consequently, the credit quality of these bonds is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.
Inverse Floating Rate Investments Risk. Inverse floating rate investments are extremely sensitive to changes in interest rates and, in some cases, their market value may be extremely volatile.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance.
Municipal Obligations Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected, and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the Fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to Fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Institutional Class shares (May 18, 2015), the performance shown in the table for Institutional Class shares is that of the Fund’s Class A shares, adjusted to reflect the fees and expenses of the Institutional Class shares. However, where the adjustment for fees and expenses results in performance for Institutional Class shares that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used (without respect to sales charges, which are not applicable to Institutional Class shares). These adjustments result in performance for such periods that is no higher than the historical performance of the Class A shares.

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q4 2023	6.34%
Lowest return for a quarter during the period of the bar chart above:	Q1 2022	(7.11)%

Average Annual Total Returns For the periods ended December 31, 2023
	1 Year	5 Years	10 Years
Class A Return Before Taxes	2.60%	1.20%	2.72%
Class A Return After Taxes on Distributions	2.60%	1.20%	2.72%
Class A Return After Taxes on Distributions and Sale of Fund Shares	2.81%	1.54%	2.86%
Class C Return Before Taxes	4.67%	1.11%	2.46%
Institutional Class Return Before Taxes	6.94%	2.23%	3.35%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	6.40%	2.25%	3.03%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.
Investment Advisor and Portfolio Managers
Principal Global Investors, LLC
•    James Noble (since 2013), Portfolio Manager
•    James Welch (since 2014), Portfolio Manager

Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A and C	Initial Investment	$1,000(1)
A and C	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A and C	Subsequent Investments	$100(1)(2)
Institutional	There are no minimum initial or subsequent investment requirements for eligible purchases.	N/A
(1) Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.
(2) For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional by sending a written request to Principal Funds at P.O. Box 219971, Kansas City, MO 64121-9971 (regular mail) or 430 W. 7th Street, Ste. 219971, Kansas City, MO 64105-1407 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principal.com).
Class C shares are subject to an 8-year automatic conversion plan whereby Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund. See Purchase of Fund Shares for more information.
Tax Information
While the Fund intends to distribute income that is exempt from regular federal and possibly some state income taxes, a portion of the Fund’s distributions may be subject to federal income taxes or to the federal individual alternative minimum tax. A portion of the Fund’s distributions likely will be subject to state income taxes depending on your state’s rules. Different rules may apply if you are tax exempt or if your account is tax deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS
Each Fund’s investment objective is described in the summary section for each Fund. The summary section also describes each Fund’s principal investment strategies, including the types of securities in which each Fund invests, and the principal risks of investing in each Fund. The principal investment strategies are not the only investment strategies available to each Fund, but they are the ones each Fund primarily uses to achieve its investment objective.
Except for Fundamental Restrictions described in the Registrant’s Statement of Additional Information (“SAI”), the Registrant’s Board (the “Board”) may change any Fund’s objective or investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to a Fund’s investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that each Fund will meet its objective.
Each Fund is designed to be a portion of an investor’s portfolio. No Fund is intended to be a complete investment program. Investors should consider the risks of a Fund before making an investment; it is possible to lose money by investing in a Fund.
The following investment strategies and risks (before the “Strategy and Risk Table” below) apply to the Funds and, depending on market conditions, can materially impact the management of the Funds.
Active Management
The performance of a fund that is actively managed (including hybrid funds or passively managed funds that use a sampling approach that includes some actively managed components) will reflect, in part, the ability of those managing the investments of the fund to make investment decisions that are suited to achieving the fund’s investment objective. Actively managed funds may invest differently from the benchmark against which the Fund’s performance is compared. When making decisions about whether to buy or sell equity securities, considerations may include, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, the current price of its securities relative to their perceived worth and relative to others in its industry, and analysis from computer models. When making decisions about whether to buy or sell fixed-income investments, considerations may include, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates; a range of economic, political, and financial factors; the balance between supply and demand for certain asset classes; the credit quality of individual issuers; the fundamental strengths of corporate and municipal issuers; and other general market conditions.
Models, which may assist portfolio managers and analysts in formulating their securities trading and allocation decisions by providing investment and risk management insights, may also expose a fund to risks. Models may be predictive in nature, which models depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the fund to achieve its investment objective. In addition, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.
An active fund’s investment performance depends upon the successful allocation of the fund’s assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that these allocation techniques and decisions will produce the desired results. It is possible to lose money on an investment in a fund as a result of these allocation decisions. If a fund’s investment strategies do not perform as expected, the fund could underperform other funds with similar investment objectives or lose money. Moreover, buying and selling securities to adjust the fund’s asset allocation may increase portfolio turnover and generate transaction costs.
Investment advisors with large assets under management in a Fund, or in other funds that have the same strategy as a Fund, may have difficulty fully investing such Fund’s assets according to its investment objective due to potential liquidity constraints and high transaction costs. Typically, small-cap, mid-cap, and emerging market equity funds are more susceptible to such a risk. A Fund may add additional investment advisors or close the Fund to new investors to address such risks.

Passive Management (Index Funds)
Some funds (including index funds and hybrid funds that include a passive component) use a passive, or indexing, investment approach. Funds that are pure index funds do not attempt to manage market volatility, use defensive strategies, or reduce the effect of any long-term periods of poor stock or bond performance. Some index funds attempt to fully replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, other index funds may use a “sampling” approach and may not be invested in the less heavily weighted securities held by the index. Some index funds may invest in index futures, swaps, and/or exchange-traded funds on a daily basis in an effort to minimize tracking error relative to the benchmark.
It is unlikely that an index fund’s performance will perfectly correlate with the performance of the fund’s relevant index. An index fund’s ability to match the performance of its index may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index.
The providers of the Funds' respective underlying indexes do not provide any warranty or accept any liability for the quality, accuracy, or completeness of any index or its related data. Those managing an index fund’s investments manage such fund consistently with the underlying index provided by the index provider and do not provide any warranty or guarantee against the index provider’s or its agent’s errors. Errors in the quality, accuracy, and completeness of the data used to compile an underlying index may occur and may not be identified and corrected in a timely manner, or at all. Such errors may negatively or positively impact the performance of a fund.
Unusual market conditions may cause an index provider to postpone a scheduled rebalance, which could cause a fund’s underlying index to vary from its normal or expected composition. The postponement of a scheduled rebalance, particularly in a time of market volatility, could mean that constituents that would otherwise be removed at rebalance due to changes in market capitalizations, issuer credit ratings, or other reasons may remain, causing the performance and constituents of the underlying index to vary from those expected under normal conditions. Apart from scheduled rebalances, an index provider may carry out additional index rebalances due to unusual market conditions or in order, for example, to correct an error in the selection of index constituents. When an index is rebalanced and an index fund in turn rebalances its portfolio, such fund and its shareholders bear any related transaction costs and market exposure.
Cash Management
A Fund may have uninvested cash balances pending investment in other securities, pending payment of redemptions, or in other circumstances where liquidity is necessary or desirable. A Fund may hold uninvested cash; invest it in cash equivalents such as money market funds, including the Principal Funds, Inc. - Government Money Market Fund; lend it to other Funds pursuant to the Funds' interfund lending facility; and/or invest in other instruments that those managing the Fund’s assets deem appropriate for cash management purposes. Generally, these types of investments offer less potential for gains than other types of securities. For example, to attempt to provide returns similar to its benchmark, a Fund (regardless of how it designates usage of derivatives and investment companies) may invest uninvested cash in derivatives, such as stock index futures contracts, or exchange-traded funds (“ETFs”), including Principal Exchange-Traded Funds ETFs. In selecting such investments, Principal Global Investors, LLC (“PGI”), the Funds’ advisor, may have conflicts of interest due to economic or other incentives to make or retain an investment in certain affiliated funds instead of in other investments that may be appropriate for a Fund.
Liquidity
The Funds have established a liquidity risk management program as required by the U.S. Securities and Exchange Commission’s (the “SEC”) Liquidity Rule. Under the program, PGI assesses, manages, and periodically reviews each Fund’s liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. As part of the program, PGI classifies each investment as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment,” or “illiquid investment.” The liquidity of a Fund’s portfolio investments is determined based on relevant market, trading, and investment-specific considerations under the program. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, a Fund can expect to be exposed to greater liquidity risk.
Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair its ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, high yield bonds, and bank loans, or securities with substantial market and/or credit risk, tend to have the greatest exposure to liquidity risk.

Liquidity risk also refers to the risk of unusually high redemption requests, redemption requests by certain large shareholders such as institutional investors or asset allocators, or other unusual market conditions that may make it difficult for a fund to sell investments within the allowable time period to meet redemptions. Meeting such redemption requests could require a fund to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the fund.
Market Volatility and Securities Issuers
The value of a fund’s portfolio securities may decrease in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. As a result, the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
Additionally, U.S. and world economies, as well as markets (or certain market sectors), may experience greater volatility in response to the occurrence of natural or man-made disasters and geopolitical events, such as war, acts of terrorism, pandemics, military actions, trade disputes, or political instability. Moreover, if a fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market.
Global events can impact the securities markets. Russia's invasion of Ukraine in 2022 has resulted in sanctions being levied by the United States, European Union, and other countries against Russia. Russia's military actions and the resulting sanctions could adversely affect global energy and financial markets and, thus, could affect the value of the fund's investments, even beyond any direct exposure the fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions could be substantial. extent and duration of the military action, sanctions, and resulting market disruptions could be substantial.
Other market disruption events include the pandemic spread of the novel coronavirus designated as COVID-19. The transmission of COVID-19 and efforts to contain its spread resulted in border closings and other travel restrictions and disruptions; disruptions to business operations, supply chains, and customer activity; event cancellations and restrictions; service cancellations and reductions; significant challenges in the healthcare industry; and quarantines. Health crises may exacerbate other pre-existing political, social, economic, market, and financial risks and negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant ways.
Market disruption events could also impair the information technology and other operational systems upon which a fund’s investment advisor or sub-advisor rely, and could otherwise disrupt the ability of the fund’s service providers to perform essential tasks. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
Governmental and quasi-governmental authorities and regulators throughout the world, such as the Federal Reserve, have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatic changes to interest rates. Certain of those policy changes were implemented or considered in response to the COVID-19 outbreak and inflationary pressures. Such policy changes may adversely affect the value, volatility, and liquidity of dividend and interest-paying securities.
The impact of current and future market disruption events may last for an extended period of time and could result in a substantial economic downturn or recession. Such events could have significant adverse direct or indirect effects on the funds and their investments, and may result in a fund’s inability to achieve its investment objective, cause funds to experience significant redemptions, cause the postponement of reconstitution/rebalance dates of passive funds’ underlying indices, adversely affect the prices and liquidity of the securities and other instruments in which a fund invests, negatively impact the fund’s performance, and cause losses on your investment in the fund. You should also review this Prospectus and the SAI to understand each Fund’s discretion to implement temporary defensive measures, as well as the circumstances in which a Fund may satisfy redemption requests in-kind.

Securities Lending
To generate additional income, a Fund may lend its portfolio securities to broker-dealers and other institutional borrowers to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”) or the rules, regulations, or interpretations thereunder. A Fund that lends its securities will continue to receive amounts equal to the interest or dividend payments generated by the loaned securities. In addition to receiving these amounts, the Fund generates income on the loaned securities by receiving a fee from the borrower, and by earning interest on the collateral received from the borrower. A negotiated portion of the income is paid to a securities lending agent (e.g., a bank or trust company) that arranged the loan. During the term of the loan, the Fund’s investment performance will reflect changes in the value of the loaned securities.
A borrower’s obligations under a securities loan is secured continuously by collateral posted by the borrower and held by the custodian in an amount at least equal to the market value of the loaned securities. Generally, cash collateral that a Fund receives from securities lending activities will be invested in the Principal Funds, Inc. - Government Money Market Fund, which is managed by PGI and for which PGI receives a management fee. The collateral may also be invested in unaffiliated money market funds.
Securities lending involves exposure to certain risks, including the risk of losses resulting from problems in the settlement and accounting process; the risk of a mismatch between the return on cash collateral reinvestments and the fees each Fund has agreed to pay a borrower; and credit, legal, counterparty, and market risk. A Fund’s participation in a securities lending transaction may affect the amount, timing, and character of distributions derived from such transaction to shareholders. Qualified dividend income does not include “payments in lieu of dividends,” which the Funds anticipate they will receive in securities lending transactions.
Temporary Defensive Measures
From time to time, as part of its investment strategy, a Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes, which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock. There is no limit on the extent to which a Fund may take temporary defensive measures. In taking such measures, a Fund may lose the benefit of upswings and may limit its ability to meet, or fail to achieve, its investment objective.
Strategy and Risk Table
The following table lists each Fund and identifies whether the strategies and risks discussed in this section (listed in alphabetical order and not in order of significance) are principal for a Fund. The risks described below for each Fund that operates as a fund of funds (as identified in the table) include risks at both the fund of funds level and underlying funds level. Each Fund is also subject to the risks of any underlying funds in which it invests.
The SAI contains additional information about investment strategies and their related risks.

INVESTMENT STRATEGIES AND RISKS	CALIFORNIA MUNICIPAL	CORE FIXED INCOME	CORE PLUS BOND	DIVERSIFIED INCOME	DIVERSIFIED INTERNATIONAL
Bank Loans (also known as Senior Floating Rate Interests)				X
Convertible Securities
Counterparty Risk	X		X	X
Derivatives			X	X
Emerging Markets			X	X	X
Equity Securities					X
• Growth Style					X
• Smaller Companies					X
• Value Style					X
Fixed-Income Securities	X	X	X	X
Foreign Currency			X	X	X
Foreign Securities		X	X	X	X
Fund of Funds
Geographic Concentration (Municipal Obligations)	X
Hedging			X	X
High Portfolio Turnover			X
High Yield Securities	X		X	X
Industrial Revenue Bond	X
Industry Concentration
Inverse Floating Rate Investments	X
Investment Company Securities
Leverage	X		X
Municipal Obligations and AMT-Subject Bonds	X
Portfolio Duration	X	X	X	X
Preferred Securities				X
Real Estate Investment Trusts (“REITs”)
Real Estate Securities		X	X
Redemption and Large Transaction Risk	X	X	X	X	X
Repurchase Agreements
Securitized Products		X	X	X
U.S. Government and U.S. Government-Sponsored Securities		X	X
Volatility Mitigation

INVESTMENT STRATEGIES AND RISKS	EQUITY INCOME	FINISTERRE EMERGING MARKETS TOTAL RETURN BOND	GLOBAL EMERGING MARKETS	GLOBAL REAL ESTATE SECURITIES	GOVERNMENT & HIGH QUALITY BOND
Bank Loans (also known as Senior Floating Rate Interests)
Convertible Securities		X
Counterparty Risk		X
Derivatives		X			X
Emerging Markets		X	X
Equity Securities	X		X	X
• Growth Style			X	X
• Smaller Companies	X		X	X
• Value Style	X		X	X
Fixed-Income Securities		X			X
Foreign Currency		X	X	X
Foreign Securities	X	X	X	X
Fund of Funds
Geographic Concentration (Municipal Obligations)
Hedging		X
High Portfolio Turnover		X			X
High Yield Securities		X
Industrial Revenue Bond
Industry Concentration				X
Inverse Floating Rate Investments
Investment Company Securities
Leverage		X
Municipal Obligations and AMT-Subject Bonds
Portfolio Duration		X			X
Preferred Securities
Real Estate Investment Trusts (“REITs”)				X
Real Estate Securities				X	X
Redemption and Large Transaction Risk	X	X	X	X	X
Repurchase Agreements
Securitized Products					X
U.S. Government and U.S. Government-Sponsored Securities		X			X
Volatility Mitigation		X

INVESTMENT STRATEGIES AND RISKS	GOVERNMENT MONEY MARKET	HIGH INCOME	HIGH YIELD	INFLATION PROTECTION	INTERNATIONAL I
Bank Loans (also known as Senior Floating Rate Interests)		X	X
Convertible Securities
Counterparty Risk	X	X		X
Derivatives				X
Emerging Markets					X
Equity Securities					X
• Growth Style					X
• Smaller Companies					X
• Value Style					X
Fixed-Income Securities	X	X	X	X
Foreign Currency				X	X
Foreign Securities		X	X	X	X
Fund of Funds
Geographic Concentration (Municipal Obligations)
Hedging
High Portfolio Turnover				X
High Yield Securities		X	X
Industrial Revenue Bond
Industry Concentration
Inverse Floating Rate Investments
Investment Company Securities	X
Leverage		X
Municipal Obligations and AMT-Subject Bonds
Portfolio Duration		X	X	X
Preferred Securities
Real Estate Investment Trusts (“REITs”)
Real Estate Securities
Redemption and Large Transaction Risk	X	X	X	X	X
Repurchase Agreements	X
Securitized Products
U.S. Government and U.S. Government-Sponsored Securities	X			X
Volatility Mitigation

INVESTMENT STRATEGIES AND RISKS	LARGECAP GROWTH I	LARGECAP S&P 500 INDEX	LARGECAP VALUE III	MIDCAP	MIDCAP GROWTH
Bank Loans (also known as Senior Floating Rate Interests)
Convertible Securities
Counterparty Risk
Derivatives		X
Emerging Markets
Equity Securities	X	X	X	X	X
• Growth Style	X				X
• Smaller Companies	X		X	X	X
• Value Style			X
Fixed-Income Securities
Foreign Currency
Foreign Securities				X
Fund of Funds
Geographic Concentration (Municipal Obligations)
Hedging
High Portfolio Turnover					X
High Yield Securities
Industrial Revenue Bond
Industry Concentration		X (1)
Inverse Floating Rate Investments
Investment Company Securities		X
Leverage
Municipal Obligations and AMT-Subject Bonds
Portfolio Duration
Preferred Securities
Real Estate Investment Trusts (“REITs”)
Real Estate Securities
Redemption and Large Transaction Risk	X	X	X	X	X
Repurchase Agreements
Securitized Products
U.S. Government and U.S. Government-Sponsored Securities
Volatility Mitigation

(1)	The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.

INVESTMENT STRATEGIES AND RISKS	MIDCAP GROWTH III	MIDCAP S&P 400 INDEX	MIDCAP VALUE I	MONEY MARKET	OVERSEAS
Bank Loans (also known as Senior Floating Rate Interests)
Convertible Securities
Counterparty Risk
Derivatives		X
Emerging Markets					X
Equity Securities	X	X	X		X
• Growth Style	X
• Smaller Companies	X	X	X		X
• Value Style			X		X
Fixed-Income Securities				X
Foreign Currency					X
Foreign Securities				X	X
Fund of Funds
Geographic Concentration (Municipal Obligations)
Hedging
High Portfolio Turnover
High Yield Securities
Industrial Revenue Bond
Industry Concentration		X (1)
Inverse Floating Rate Investments
Investment Company Securities		X
Leverage
Municipal Obligations and AMT-Subject Bonds
Portfolio Duration
Preferred Securities
Real Estate Investment Trusts (“REITs”)
Real Estate Securities			X
Redemption and Large Transaction Risk	X	X	X	X	X
Repurchase Agreements				X
Securitized Products
U.S. Government and U.S. Government-Sponsored Securities				X
Volatility Mitigation

(1)	The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL CAPITAL APPRECIATION	PRINCIPAL LIFETIME STRATEGIC INCOME	PRINCIPAL LIFETIME 2015	PRINCIPAL LIFETIME 2020	PRINCIPAL LIFETIME 2025
Bank Loans (also known as Senior Floating Rate Interests)
Convertible Securities
Counterparty Risk		X	X	X	X
Derivatives		X	X	X	X
Emerging Markets
Equity Securities	X	X	X	X	X
• Growth Style		X	X	X	X
• Smaller Companies	X		X	X	X
• Value Style		X	X	X	X
Fixed-Income Securities		X	X	X	X
Foreign Currency		X	X	X	X
Foreign Securities		X	X	X	X
Fund of Funds		X	X	X	X
Geographic Concentration (Municipal Obligations)
Hedging
High Portfolio Turnover
High Yield Securities
Industrial Revenue Bond
Industry Concentration
Inverse Floating Rate Investments
Investment Company Securities		X	X	X	X
Leverage
Municipal Obligations and AMT-Subject Bonds
Portfolio Duration		X	X	X	X
Preferred Securities
Real Estate Investment Trusts (“REITs”)
Real Estate Securities
Redemption and Large Transaction Risk	X	X	X	X	X
Repurchase Agreements
Securitized Products		X	X	X	X
U.S. Government and U.S. Government-Sponsored Securities		X	X	X	X
Volatility Mitigation

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME 2030	PRINCIPAL LIFETIME 2035	PRINCIPAL LIFETIME 2040	PRINCIPAL LIFETIME 2045	PRINCIPAL LIFETIME 2050
Bank Loans (also known as Senior Floating Rate Interests)
Convertible Securities
Counterparty Risk	X	X	X	X	X
Derivatives	X	X	X	X	X
Emerging Markets			X	X	X
Equity Securities	X	X	X	X	X
• Growth Style	X	X	X	X	X
• Smaller Companies	X	X	X	X	X
• Value Style	X	X	X	X	X
Fixed-Income Securities	X	X	X	X	X
Foreign Currency	X	X	X	X	X
Foreign Securities	X	X	X	X	X
Fund of Funds	X	X	X	X	X
Geographic Concentration (Municipal Obligations)
Hedging
High Portfolio Turnover
High Yield Securities
Industrial Revenue Bond
Industry Concentration
Inverse Floating Rate Investments
Investment Company Securities	X	X	X	X	X
Leverage
Municipal Obligations and AMT-Subject Bonds
Portfolio Duration	X	X	X	X	X
Preferred Securities
Real Estate Investment Trusts (“REITs”)
Real Estate Securities
Redemption and Large Transaction Risk	X	X	X	X	X
Repurchase Agreements
Securitized Products	X	X	X
U.S. Government and U.S. Government-Sponsored Securities	X	X	X
Volatility Mitigation

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME 2055	PRINCIPAL LIFETIME 2060	PRINCIPAL LIFETIME 2065	PRINCIPAL LIFETIME 2070	PRINCIPAL LIFETIME HYBRID INCOME
Bank Loans (also known as Senior Floating Rate Interests)
Convertible Securities
Counterparty Risk	X	X	X	X	X
Derivatives	X	X	X	X	X
Emerging Markets	X	X	X	X
Equity Securities	X	X	X	X	X
• Growth Style	X	X	X	X	X
• Smaller Companies	X	X	X	X
• Value Style	X	X	X	X	X
Fixed-Income Securities	X	X	X	X	X
Foreign Currency	X	X	X	X	X
Foreign Securities	X	X	X	X	X
Fund of Funds	X	X	X	X	X
Geographic Concentration (Municipal Obligations)
Hedging
High Portfolio Turnover
High Yield Securities
Industrial Revenue Bond
Industry Concentration
Inverse Floating Rate Investments
Investment Company Securities	X	X	X	X	X
Leverage
Municipal Obligations and AMT-Subject Bonds
Portfolio Duration	X	X	X	X	X
Preferred Securities
Real Estate Investment Trusts (“REITs”)
Real Estate Securities
Redemption and Large Transaction Risk	X	X	X	X	X
Repurchase Agreements
Securitized Products					X
U.S. Government and U.S. Government-Sponsored Securities					X
Volatility Mitigation

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME HYBRID 2015	PRINCIPAL LIFETIME HYBRID 2020	PRINCIPAL LIFETIME HYBRID 2025	PRINCIPAL LIFETIME HYBRID 2030	PRINCIPAL LIFETIME HYBRID 2035
Bank Loans (also known as Senior Floating Rate Interests)
Convertible Securities
Counterparty Risk	X	X	X	X	X
Derivatives	X	X	X	X	X
Emerging Markets
Equity Securities	X	X	X	X	X
• Growth Style	X	X	X	X	X
• Smaller Companies	X	X	X	X	X
• Value Style	X	X	X	X	X
Fixed-Income Securities	X	X	X	X	X
Foreign Currency	X	X	X	X	X
Foreign Securities	X	X	X	X	X
Fund of Funds	X	X	X	X	X
Geographic Concentration (Municipal Obligations)
Hedging
High Portfolio Turnover
High Yield Securities
Industrial Revenue Bond
Industry Concentration
Inverse Floating Rate Investments
Investment Company Securities	X	X	X	X	X
Leverage
Municipal Obligations and AMT-Subject Bonds
Portfolio Duration	X	X	X	X	X
Preferred Securities
Real Estate Investment Trusts (“REITs”)
Real Estate Securities
Redemption and Large Transaction Risk	X	X	X	X	X
Repurchase Agreements
Securitized Products	X	X	X	X	X
U.S. Government and U.S. Government-Sponsored Securities	X	X	X	X	X
Volatility Mitigation

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME HYBRID 2040	PRINCIPAL LIFETIME HYBRID 2045	PRINCIPAL LIFETIME HYBRID 2050	PRINCIPAL LIFETIME HYBRID 2055	PRINCIPAL LIFETIME HYBRID 2060
Bank Loans (also known as Senior Floating Rate Interests)
Convertible Securities
Counterparty Risk	X	X	X	X	X
Derivatives	X	X	X	X	X
Emerging Markets	X	X	X	X	X
Equity Securities	X	X	X	X	X
• Growth Style	X	X	X	X	X
• Smaller Companies	X	X	X	X	X
• Value Style	X	X	X	X	X
Fixed-Income Securities	X	X	X	X	X
Foreign Currency	X	X	X	X	X
Foreign Securities	X	X	X	X	X
Fund of Funds	X	X	X	X	X
Geographic Concentration (Municipal Obligations)
Hedging
High Portfolio Turnover
High Yield Securities
Industrial Revenue Bond
Industry Concentration
Inverse Floating Rate Investments
Investment Company Securities	X	X	X	X	X
Leverage
Municipal Obligations and AMT-Subject Bonds
Portfolio Duration	X	X	X	X	X
Preferred Securities
Real Estate Investment Trusts (“REITs”)
Real Estate Securities
Redemption and Large Transaction Risk	X	X	X	X	X
Repurchase Agreements
Securitized Products	X
U.S. Government and U.S. Government-Sponsored Securities	X
Volatility Mitigation

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME HYBRID 2065	PRINCIPAL LIFETIME HYBRID 2070	REAL ESTATE SECURITIES	SAM BALANCED	SAM CONSERVATIVE BALANCED
Bank Loans (also known as Senior Floating Rate Interests)
Convertible Securities
Counterparty Risk	X	X
Derivatives	X	X
Emerging Markets	X	X		X	X
Equity Securities	X	X	X	X	X
• Growth Style	X	X	X	X	X
• Smaller Companies	X	X	X	X	X
• Value Style	X	X	X	X	X
Fixed-Income Securities	X	X		X	X
Foreign Currency	X	X		X	X
Foreign Securities	X	X		X	X
Fund of Funds	X	X		X	X
Geographic Concentration (Municipal Obligations)
Hedging
High Portfolio Turnover		X
High Yield Securities					X
Industrial Revenue Bond
Industry Concentration			X
Inverse Floating Rate Investments
Investment Company Securities	X	X		X	X
Leverage
Municipal Obligations and AMT-Subject Bonds
Portfolio Duration	X	X		X	X
Preferred Securities
Real Estate Investment Trusts (“REITs”)			X
Real Estate Securities			X
Redemption and Large Transaction Risk	X	X	X	X	X
Repurchase Agreements
Securitized Products				X	X
U.S. Government and U.S. Government-Sponsored Securities
Volatility Mitigation

INVESTMENT STRATEGIES AND RISKS	SAM CONSERVATIVE GROWTH	SAM FLEXIBLE INCOME	SAM STRATEGIC GROWTH	SHORT-TERM INCOME	SMALLCAP
Bank Loans (also known as Senior Floating Rate Interests)
Convertible Securities
Counterparty Risk
Derivatives				X
Emerging Markets	X		X
Equity Securities	X	X	X		X
• Growth Style	X	X	X
• Smaller Companies	X	X	X		X
• Value Style	X	X	X
Fixed-Income Securities	X	X		X
Foreign Currency	X		X
Foreign Securities	X	X	X	X
Fund of Funds	X	X	X
Geographic Concentration (Municipal Obligations)
Hedging
High Portfolio Turnover
High Yield Securities		X
Industrial Revenue Bond
Industry Concentration
Inverse Floating Rate Investments
Investment Company Securities	X	X	X
Leverage
Municipal Obligations and AMT-Subject Bonds
Portfolio Duration	X	X		X
Preferred Securities
Real Estate Investment Trusts (“REITs”)
Real Estate Securities				X
Redemption and Large Transaction Risk	X	X	X	X	X
Repurchase Agreements
Securitized Products		X		X
U.S. Government and U.S. Government-Sponsored Securities				X
Volatility Mitigation

INVESTMENT STRATEGIES AND RISKS	SMALLCAP GROWTH I	SMALLCAP S&P 600 INDEX	SMALLCAP VALUE II	TAX-EXEMPT BOND
Bank Loans (also known as Senior Floating Rate Interests)
Convertible Securities
Counterparty Risk				X
Derivatives		X
Emerging Markets
Equity Securities	X	X	X
• Growth Style	X
• Smaller Companies	X	X	X
• Value Style			X
Fixed-Income Securities				X
Foreign Currency
Foreign Securities
Fund of Funds
Geographic Concentration (Municipal Obligations)				X
Hedging
High Portfolio Turnover
High Yield Securities				X
Industrial Revenue Bond				X
Industry Concentration		X (1)
Inverse Floating Rate Investments				X
Investment Company Securities		X
Leverage				X
Municipal Obligations and AMT-Subject Bonds				X
Portfolio Duration				X
Preferred Securities
Real Estate Investment Trusts (“REITs”)
Real Estate Securities			X
Redemption and Large Transaction Risk	X	X	X	X
Repurchase Agreements
Securitized Products
U.S. Government and U.S. Government-Sponsored Securities
Volatility Mitigation

(1)	The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated.

Bank Loans (also known as Senior Floating Rate Interests)
Bank loans typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral, and have a claim on the Borrower’s assets and/or stock that is senior to that held by the Borrower’s unsecured subordinated debtholders and stockholders. The proceeds of bank loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. The Funds may purchase bank loans that are rated below-investment-grade (sometimes called “junk”) or will be comparable if unrated, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to the fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. Most bank loans are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds, and there may be less public information available about them. Bank loan interests may not be considered “securities,” and purchasers, therefore, may not be entitled to rely on the anti-fraud protections of the federal securities laws.
The primary and secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause a fund to be unable to realize full value and, thus, cause a material decline in a fund’s net asset value. Because transactions in bank loans may be subject to extended settlement periods, a fund may not receive proceeds from the sale of a bank loan for a period of time after the sale. As a result, sale proceeds may not be available to make additional investments or to meet a fund’s redemption obligations for a period of time after the sale of the bank loans, which could lead to a fund having to sell other investments, borrow to meet obligations, or borrow to remain fully invested while awaiting settlement.
Bank loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate (SOFR), or the prime rate offered by one or more major U.S. banks.
Bank loans generally are subject to mandatory and/or optional prepayment. Because of these prepayment conditions and because there may be significant economic incentives for the borrower to repay, prepayments may occur.
Convertible Securities
Convertible securities are usually fixed-income securities that a fund has the right to exchange for equity securities at a specified conversion price. Convertible securities could also include corporate bonds, notes, or preferred stocks of U.S. or foreign issuers. Convertible securities allow a fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the fund could realize an additional $2 per share by converting its fixed-income securities.
Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued, the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
Depending on the features of the convertible security, a fund will treat a convertible security as a fixed-income security, equity security, or preferred security for purposes of investment policies and limitations because of the unique characteristics of convertible securities. Funds that invest in convertible securities may invest in convertible securities that are below investment grade (sometimes referred to as “junk”). Many convertible securities are relatively illiquid.
Counterparty Risk
Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, a fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the fund. In addition, a fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed to systemic risks.

Derivatives
Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. A fund may invest in certain derivative strategies to earn income, manage or adjust the risk profile of the fund, replace more direct investments, or obtain exposure to certain markets. A fund may enter into forward commitment agreements, which call for the fund to purchase or sell a security on a future date at a fixed price. A fund may also enter into contracts to sell its investments either on demand or at a specific interval.
The risks associated with derivative investments include:
•increased volatility of a fund and/or the failure of the investment to mitigate volatility as intended;
•the inability of those managing investments of the fund to correctly predict the direction of securities prices, interest rates, currency exchange rates, asset values, and other economic factors;
•losses caused by unanticipated market movements, which may be substantially greater than a fund's initial investment and are potentially unlimited;
•the possibility that there may be no liquid secondary market, which may make it difficult or impossible to close out a position when desired;
•the possibility that the counterparty may fail to perform its obligations; and
•the inability to close out certain hedged positions to avoid adverse tax consequences.
There are many different types of derivatives and many different ways to use them. The specific derivatives that are principal strategies of each Fund are listed in its Fund Summary.
•Credit default swap agreements may be entered into by a fund as a “buyer” or “seller” of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because a fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.
•Foreign currency contracts (such as foreign currency options and foreign currency forward and swap agreements) may be used by funds to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of a fund to deliver or receive currency.
•Forwards, futures contracts, and options thereon (including commodities futures); options (including put or call options); and swap agreements and over-the-counter swap agreements (e.g., interest rate swaps, total return swaps, and credit default swaps) may be used by funds for hedging purposes in order to try to mitigate or protect against potential losses due to changing interest rates, securities prices, asset values, currency exchange rates, and other market conditions; non-hedging purposes to seek to increase the fund’s income or otherwise enhance return; and as a low-cost method of gaining exposure to a particular market without investing directly in those securities or assets.
These derivative investments are subject to special risk considerations, particularly the imperfect correlation between the change in market value of the instruments held by a fund and the price of the derivative instrument. If a fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, even when it may be disadvantageous to do so. Options and swap agreements also involve counterparty risk. With respect to options, there may be difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets) and an insufficient liquid secondary market for particular options.
•Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Emerging Markets
The Funds consider a security to be tied economically to an emerging market if the issuer or guarantor of the security has its principal place of business or principal office in an emerging market, has its principal securities trading market in an emerging market, or derives a majority of its revenue from emerging markets. The Funds also consider a security to be tied economically to an emerging market if the currency of settlement of the security is the currency of the emerging market.
Usually, the term “emerging market” (also called a “developing market”) means any market that is considered to be an emerging market by the international financial community (such as markets tied to securities included in the MSCI Emerging Markets Index or Bloomberg Emerging Markets USD Aggregate Bond Index). Emerging markets generally exclude the U.S., Canada, Japan, Hong Kong, Singapore, Australia, New Zealand, and most nations located in Western Europe.
Investments in companies in emerging markets are subject to higher risks than investments in companies in more developed markets. These risks include:
•increased social, political, and economic instability;
•a smaller market for these securities and low or nonexistent trading volume that results in a lack of liquidity and greater price volatility;
•lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
•foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
•relatively new capital market structure or market-oriented economy;
•the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
•restrictions that may make it difficult or impossible for a fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
•possible losses through the holding of securities in domestic and foreign custodial banks and depositories.
In addition, many developing markets have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies, currencies, interest rates, and securities markets of those markets.
Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing markets. A fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.
Further, the economies of developing markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade.
The SEC, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors, including instances of fraud in emerging markets. For example, in certain emerging markets, there are significant legal obstacles to obtaining information needed for investigations or litigation. Similar limitations apply to the pursuit of actions against individuals, including officers, who may have engaged in fraud or wrongdoing. In addition, local authorities often are constrained in their ability to assist U.S. authorities and overseas investors more generally. There are also legal or other obstacles to seeking access to funds in a foreign country.

Equity Securities
Equity securities include common stocks, convertible securities, depositary receipts, rights (an offering of common stock to investors who currently own shares, which entitle them to buy subsequent issues at a discount from the offering price), and warrants (the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Some funds focus their investments on certain market capitalization ranges. Market capitalization is defined as total current market value of a company’s outstanding equity securities. The market capitalization of companies in a fund’s portfolios and their related indexes will change over time, and, except to the extent consistent with its principal investment strategies (for example, for an index fund that uses a replication strategy), a fund will not automatically sell a security just because it falls outside of the market capitalization range of its index(es).
Growth Style
The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, revenues, the economy, political developments, or other news. Growth stocks may underperform value stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, a fund that holds substantial investments in growth stocks may underperform other funds that invest more broadly or favor different investment styles. Because growth companies typically reinvest their earnings, growth stocks typically do not pay dividends at levels associated with other types of stocks, if at all.
Smaller Companies
Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. The net asset value of a fund that invests a substantial portion of its assets in small company stocks may be more volatile than the net asset value of a fund that invests solely in larger company stocks. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.
Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.
Value Style
Value stocks present the risk that they may decline in price or never reach their expected full market value because the market fails to recognize the stock’s intrinsic worth. Value stocks may underperform growth stocks and stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, a fund that holds substantial investments in value stocks may underperform other funds that invest more broadly or favor different investment styles.

Fixed-Income Securities
Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (examples include corporate bonds, convertible securities, asset-and mortgage-backed securities, and municipal, agency, and U.S. government securities). The issuer of a fixed-income security generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Fixed-income securities are sensitive to changes in interest rates. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including governmental policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. An increase in interest rates from a low interest rate environment may lead to heightened volatility, rapid sales of fixed-income securities, and redemptions alongside reduced liquidity and dealer market-making capacity in fixed-income markets.
If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income. Very low interest rates, including rates that fall below zero (where banks charge for depositing money), may detract from a Fund’s performance and its ability to maintain positive returns to the extent the Fund is exposed to such interest rates. To the extent a Fund holds an investment with a negative interest rate to maturity, the Fund would generate a negative return on that investment. Floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.
In June 2023, the Secured Overnight Financing Rate (“SOFR”) replaced the London InterBank Offered Rate (“LIBOR”) as the benchmark interest rate for dollar-denominated derivatives and loans in the United States pursuant to the Adjustable Interest Rate (LIBOR) Act. Prior to the adoption of SOFR, LIBOR was the globally accepted benchmark for interest rates; however, the United Kingdom’s Financial Conduct Authority, which regulated LIBOR, ceased publication of non-U.S. dollar LIBOR, 1-week U.S. dollar LIBOR, and 2-month U.S. dollar LIBOR rates on December 31, 2021, and the remaining, most widely used U.S. dollar LIBOR rates stopped being published on June 30, 2023. Countries outside of the United States have opted to use different alternatives to LIBOR than SOFR. The effect of LIBOR's discontinuation and replacement on new or existing financial instruments or operational processes will vary depending on a number of factors, including, for example, fallback provisions in contracts, replacement language in contracts, and legislative action. In addition, LIBOR’s discontinuation and replacement may affect the value, liquidity, or return on certain Fund investments and may result in costs in connection with closing out positions and entering into new trades. These impacts are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. SOFR is calculated by short-term repurchase agreements, backed by U.S. Treasuries. LIBOR was a forward-looking rate, while SOFR reflects an overnight rate, making SOFR much less susceptible to market fluctuations and manipulations than LIBOR.
Fixed-income securities are also affected by the credit quality of the issuer. Investment-grade debt securities are medium and high-quality securities. Some bonds, such as lower grade or “junk” bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due.
Additionally, a Fund's investments in companies with smaller market capitalizations may involve greater risks, price volatility (wide, rapid fluctuations), and less liquidity than investments in larger, more mature companies.
Foreign Currency
Certain of a fund’s investments will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Any income on such investments is generally paid to a fund in foreign currencies. In addition, funds may engage in foreign currency transactions for both hedging and investment purposes, as well as to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The value of foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a fund’s portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of a fund’s income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a fund’s assets and on the net investment income available for distribution may be favorable or unfavorable. Transactions in non-U.S. currencies are also subject to many of the risks of investing in foreign (non-U.S.) securities; for example, changes in foreign economies and political climates are more likely to affect a fund that has foreign currency exposure than a fund that invests exclusively in U.S. companies and currency. There also may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. Transactions in foreign currencies, foreign currency denominated debt, and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.
A fund may incur costs in connection with conversions between various currencies. In addition, a fund may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a fund declares and pays a dividend, or between the time when a fund accrues and pays an operating expense in U.S. dollars. To protect against a change in the foreign currency exchange rate between the date on which a fund contracts to purchase or sell a security and the settlement date for the purchase or sale, to gain exposure to one or more foreign currencies, or to “lock in” the equivalent of a dividend or interest payment in another currency, a fund might purchase or sell a foreign currency on a spot (i.e., cash) basis at the prevailing spot rate.
Currency hedging involves some of the same general risks and considerations as other transactions with similar instruments (i.e., derivative instruments) and hedging. Currency transactions are also subject to additional risks. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to a fund if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the fund has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Settlement of a currency forward contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.
Foreign Securities
The Funds consider a security to be tied economically to countries outside the U.S. (a “foreign security”) if the issuer or guarantor of the security has its principal place of business or principal office outside the U.S., has its principal securities trading market outside the U.S., or derives a majority of its revenue from outside the U.S. The Funds also consider a security to be a foreign security if the settlement currency for the security is currency of a country outside of the U.S.
There may be less publicly available information about foreign companies than U.S. companies, and information about foreign securities in which the Funds invest may be less reliable or complete. Foreign companies, including those listed on U.S. securities exchanges, may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies with respect to such matters as insider trading rules, tender offer regulation, accounting standards or auditor oversight, stockholder proxy requirements, and the requirements mandating timely and accurate disclosure of information. For example, the Chinese government has taken positions that prevent the Public Company Accounting Oversight Board from inspecting the audit work and practices of accounting firms in mainland China and Hong Kong for compliance with U.S. law and professional standards. In addition, securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.
Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of fund assets is not invested and earning no return. If a fund is unable to make intended security purchases due to settlement problems, the fund may miss attractive investment opportunities. In addition, a fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of nationalization, expropriation, or confiscatory taxation, political or social instability, or diplomatic developments that could affect a fund’s investments in those countries. In addition, a fund may also suffer losses due to differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility, or exchange rates could result in investment losses for a fund.
Foreign securities are often traded with less frequency and volume and, therefore, may have greater price volatility than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the fund intends to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may reduce the liquidity of a fund’s portfolio. The fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.
A fund may invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities risks to which they relate.
A fund may file claims to recover foreign withholding taxes on dividend and interest income (if any) received from issuers in certain countries and capital gains on the disposition of stocks or securities where such withholding tax reclaim is possible. Whether or when a fund will receive a withholding tax refund is within the control of the tax authorities in such countries. Where a fund expects to recover withholding taxes, the net asset value of a fund generally includes accruals for such tax refunds. If the likelihood of recovery materially decreases, accruals in the fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the fund’s net asset value. Shareholders in the fund at the time an accrual is written down will bear the impact of the resulting reduction in net asset value regardless of whether they were shareholders during the accrual period. Conversely, if a fund receives a tax refund that has not been previously accrued, shareholders in the fund at the time of the successful recovery will benefit from the resulting increase in the fund’s net asset value. Shareholders who sold their shares prior to such time will not benefit from such increase in the fund’s net asset value.
If a fund’s portfolio invests significantly in a certain geographic region, any negative development affecting that region will have a greater impact on the fund than a fund that is not as heavily invested in that region. For example, with respect to funds that invest significantly in China:
•Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards, as described above; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes, and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the funds.

Fund of Funds
The performance and risks of a fund of funds directly correspond to the performance and risks of the underlying funds in which the fund invests.
As of October 31, 2023, the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and SAM Portfolios assets were allocated among the underlying funds as identified in the tables below.

Underlying Fund	Principal LifeTime Strategic Income Fund	Principal LifeTime 2015 Fund	Principal LifeTime 2020 Fund	Principal LifeTime 2025 Fund	Principal LifeTime 2030 Fund	Principal LifeTime 2035 Fund
Blue Chip Fund	3.7%	3.9%	4.7%	5.6%	6.7%	7.6%
Core Fixed Income Fund	34.1%	33.6%	31.8%	30.2%	34.6%	26.2%
Diversified International Fund	5.0%	5.2%	6.4%	7.4%	9.0%	10.5%
Diversified Real Asset Fund	2.3%	2.3%	2.2%	2.5%	—	—
Equity Income Fund	3.2%	3.3%	4.0%	4.8%	5.7%	6.6%
High Income Fund	6.8%	6.7%	6.0%	5.2%	4.8%	4.3%
Inflation Protection Fund	6.3%	6.2%	5.6%	4.9%	—	—
International Small Company Fund	0.8%	0.8%	0.9%	1.1%	1.4%	1.6%
LargeCap Growth Fund I	3.7%	3.8%	4.6%	5.5%	6.6%	7.5%
LargeCap S&P 500 Index Fund	3.5%	3.7%	4.5%	5.4%	6.1%	7.2%
LargeCap Value Fund III	3.2%	3.3%	4.1%	4.9%	5.8%	6.7%
MidCap Fund	0.6%	0.6%	0.7%	0.9%	1.1%	1.5%
MidCap Growth Fund III	1.5%	1.6%	2.0%	2.2%	2.7%	2.9%
MidCap Value Fund I	2.1%	2.2%	2.7%	3.1%	3.8%	4.4%
Origin Emerging Markets Fund	1.3%	1.4%	1.6%	1.9%	2.3%	2.6%
Overseas Fund	2.7%	3.0%	3.5%	4.0%	4.9%	5.6%
Real Estate Securities Fund	—	—	—	—	2.2%	2.2%
Short-Term Income Fund	17.9%	17.1%	13.1%	8.5%	—	—
SmallCap Growth Fund I	0.6%	0.6%	0.8%	0.9%	1.1%	1.2%
SmallCap Value Fund II	0.7%	0.7%	0.8%	1.0%	1.2%	1.4%
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Underlying Fund	Principal LifeTime 2040 Fund	Principal LifeTime 2045 Fund	Principal LifeTime 2050 Fund	Principal LifeTime 2055 Fund	Principal LifeTime 2060 Fund	Principal LifeTime 2065 Fund	Principal LifeTime 2070 Fund
Blue Chip Fund	8.9%	9.9%	10.6%	10.6%	10.6%	10.5%	10.3%
Core Fixed Income Fund	15.9	8.5	3.1	3.1	3.1	3.1	3.2
Diversified International Fund	12.2	13.8	14.4	14.7	14.7	14.9	14.9
Equity Income Fund	7.7	8.5	9.2	9.2	9.2	9.2	9.2
High Income Fund	3.1	2.2	1.1	1.1	1.1	1.1	1.1
International Small Company Fund	1.9	2.1	2.3	2.3	2.3	2.3	2.5
LargeCap Growth Fund I	8.8	9.7	10.5	10.4	10.4	10.4	10.1
LargeCap S&P 500 Index Fund	8.6	9.3	10.0	10.0	10.0	10.0	9.8
LargeCap Value Fund III	7.8	8.6	9.3	9.3	9.3	9.3	9.3
MidCap Fund	1.7	1.9	2.1	2.0	2.0	2.0	2.0
MidCap Growth Fund III	3.4	3.7	4.0	4.0	4.0	4.1	4.1
MidCap Value Fund I	5.1	5.7	6.1	6.1	6.1	6.1	6.2
Origin Emerging Markets Fund	3.1	3.4	3.7	3.7	3.7	3.7	3.7
Overseas Fund	6.5	7.1	7.7	7.6	7.6	7.4	7.2
Real Estate Securities Fund	2.2	2.2	2.2	2.2	2.2	2.2	2.3
SmallCap Growth Fund I	1.5	1.6	1.8	1.8	1.8	1.8	2.0
SmallCap Value Fund II	1.6	1.8	1.9	1.9	1.9	1.9	2.1
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Underlying Fund	Principal LifeTime Hybrid Income Fund	Principal LifeTime Hybrid 2015 Fund	Principal LifeTime Hybrid 2020 Fund	Principal LifeTime Hybrid 2025 Fund	Principal LifeTime Hybrid 2030 Fund	Principal LifeTime Hybrid 2035 Fund
Bond Market Index Fund	33.9%	33.5%	31.6%	30.0%	34.8%	26.2%
Diversified International Fund	8.1	8.5	10.4	12.2	14.5	16.8
Diversified Real Asset Fund	2.5	2.4	2.4	2.4	—	—
High Income Fund	6.8	6.7	6.0	5.2	4.8	4.3
Inflation Protection Fund	6.4	6.3	5.6	4.9	—	—
International Small Company Fund	0.8	0.8	1.0	1.2	1.5	1.6
LargeCap S&P 500 Index Fund	17.3	18.0	21.9	25.9	30.7	35.6
MidCap S&P 400 Index Fund	4.2	4.4	5.3	6.3	7.5	8.7
Origin Emerging Markets Fund	0.9	0.9	1.1	1.4	1.6	1.9
Real Estate Securities Fund	—	—	—	—	2.2	2.2
Short-Term Income Fund	17.8	17.1	13.0	8.6	—	—
SmallCap S&P 600 Index Fund	1.3	1.4	1.7	1.9	2.4	2.7
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Underlying Fund	Principal LifeTime Hybrid 2040 Fund	Principal LifeTime Hybrid 2045 Fund	Principal LifeTime Hybrid 2050 Fund	Principal LifeTime Hybrid 2055 Fund	Principal LifeTime Hybrid 2060 Fund	Principal LifeTime Hybrid 2065 Fund	Principal LifeTime Hybrid 2070 Fund
Bond Market Index Fund	15.9%	8.5%	3.1%	3.2%	3.2%	3.2%	3.2%
Diversified International Fund	19.7	21.7	23.3	23.2	23.3	23.3	23.2
High Income Fund	3.1	2.2	1.1	1.1	1.1	1.1	1.1
International Small Company Fund	2.0	2.2	2.4	2.4	2.4	2.4	2.4
LargeCap S&P 500 Index Fund	41.7	46.1	49.5	49.5	49.4	49.4	49.0
MidCap S&P 400 Index Fund	10.1	11.2	12.0	12.0	12.0	12.0	12.1
Origin Emerging Markets Fund	2.1	2.4	2.6	2.6	2.6	2.6	2.6
Real Estate Securities Fund	2.2	2.2	2.2	2.2	2.2	2.2	2.3
SmallCap S&P 600 Index Fund	3.2	3.5	3.8	3.8	3.8	3.8	4.1
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Underlying Fund	SAM Balanced Portfolio	SAM Conservative Balanced Portfolio	SAM Conservative Growth Portfolio	SAM Flexible Income Portfolio	SAM Strategic Growth Portfolio
Blue Chip Fund	9.2%	6.1%	12.6%	2.0%	14.7%
Bond Market Index Fund	6.7	13.2	3.1	18.6	—
Core Fixed Income Fund	14.3	24.5	6.1	29.5	—
Diversified International Fund	3.7	2.5	5.7	2.5	5.3
Diversified Real Asset Fund	3.2	2.8	3.6	1.5	3.7
Equity Income Fund	7.0	6.1	10.4	3.1	11.8
Finisterre Emerging Markets Total Return Bond Fund	1.4	2.3	0.8	2.2	—
Global Real Estate Securities Fund	—	—	—	0.5	—
Government & High Quality Bond Fund	1.4	2.4	0.6	4.3	—
Government Money Market Fund	0.7	0.6	1.0	0.7	0.6
High Yield Fund	3.8	4.2	1.6	3.4	—
Inflation Protection Fund	1.8	3.7	0.7	5.3	—
International Equity Index Fund	0.5	0.5	1.0	—	1.3
International Small Company Fund	1.0	0.6	1.4	—	2.3
LargeCap Growth Fund I	3.5	1.3	4.4	1.0	5.1
LargeCap S&P 500 Index Fund	2.1	1.6	2.6	1.0	3.1
LargeCap Value Fund III	3.7	1.2	5.1	1.0	6.0
MidCap Fund	1.7	1.0	2.2	—	1.9
Origin Emerging Markets Fund	2.2	1.3	2.9	0.5	4.0
Overseas Fund	2.4	1.0	2.4	—	4.9
Principal Active High Yield ETF	—	—	—	1.6	—
Principal Capital Appreciation Fund	9.3	5.9	12.3	4.1	14.8
Principal U.S. Mega-Cap ETF	10.6	7.1	12.0	5.9	13.6
Principal U.S. Small-Cap ETF	1.9	1.5	2.5	—	2.6
Real Estate Securities Fund	0.9	0.7	1.4	0.5	0.5
Short-Term Income Fund	2.0	2.7	—	3.7	—
Small-MidCap Dividend Income Fund	2.0	1.2	2.3	3.0	3.8
Spectrum Preferred and Capital Securities Income Fund	3.0	4.0	1.3	4.1	—
Total	100.0%	100.0%	100.0%	100.0%	100.0%

A fund of funds indirectly bears its pro-rata share of the expenses of the underlying funds in which it invests, as well as directly incurring expenses. Therefore, investment in a fund of funds is more costly than investing directly in shares of the underlying funds. Generally, if an underlying fund offers multiple classes of shares for investment by funds of funds, the Funds will purchase shares of the class with the lowest expense ratio (expressed as a percent of average net assets on an annualized basis) at the time of purchase.
If you are considering investing in a Principal LifeTime Fund or Principal LifeTime Hybrid Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund or Principal LifeTime Hybrid Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund or Principal LifeTime Hybrid Fund whose stated date is closest to the date the shareholder retires. Choosing a fund targeting an earlier date represents a more conservative choice; choosing a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Funds or Principal LifeTime Hybrid Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

There are five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth, and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The SAM Portfolios share the same risks but often with different levels of exposure. In general, relative to the other Portfolios:
•    the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk,
•    the Conservative Balanced Portfolio should offer investors the potential for a medium-to-high level of income and a medium-to-low level of capital growth, while exposing them to a medium-to-low level of principal risk,
•    the Conservative Growth Portfolio should offer investors the potential for a low-to-medium level of income and a medium-to-high level of capital growth, while exposing them to a medium-to-high level of principal risk,
•    the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk, and
•    the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.
Funds of funds can be subject to payment-in-kind liquidity risk: if an underlying fund pays a redemption request by the fund wholly or partly by a distribution-in-kind of portfolio securities rather than in cash, the fund may hold such portfolio securities until those managing the investments of the fund determine that it is appropriate to dispose of them.
Management of funds of funds entails potential conflicts of interest: a fund of fund may invest in affiliated underlying funds, and those who manage the fund’s investments and their affiliates may earn different fees from different underlying funds and may have an incentive to allocate more fund of fund assets to underlying funds from which they receive higher fees.
Geographic Concentration (Municipal Obligations)
Greater risks may arise from the geographic concentration (a particular state, such as California, Illinois, or New York, or a particular country or region) of investments, as well as the current and past financial condition of municipal issuers in the case of a municipal fund. In addition to factors affecting the state or regional economy, certain constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions, and voter initiatives could result in adverse consequences affecting municipal obligations. See the SAI for a more detailed description of these risks.
Hedging
Hedging is a strategy that can be used to attempt to mitigate or protect against potential losses due to changing interest rates, securities prices, asset values, currency exchange rates, and other market conditions. The success of a fund’s hedging strategy will be subject to the ability of those managing the fund’s investments to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a fund’s hedging strategy will also be subject to the ability of those managing the fund’s investments to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, those managing the fund’s investments may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a fund from achieving the intended hedge or expose a fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
High Portfolio Turnover
“Portfolio turnover” is the term used in the industry for measuring the amount of trading that occurs in a fund’s portfolio during the year. For example, a 100% turnover rate means that, on average, every security in the portfolio has been replaced once during the year. Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the fund), may result in higher taxes when fund shares are held in a taxable account, and may lower the fund’s performance. High portfolio turnover can result in a lower capital gain distribution due to higher transaction costs added to the basis of the assets or can result in lower ordinary income distributions to shareholders when the transaction costs cannot be added to the basis of assets. Both events reduce fund performance.
Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the “total return” line in the Financial Highlights section reflects portfolio turnover costs.
No turnover rate can be calculated for the Government Money Market or Money Market Funds because of the short maturities of the securities in which they invest.

High Yield Securities
Below-investment-grade securities are fixed-income securities that are rated at the time of purchase Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”). If the security has been rated by only one of the rating agencies, that rating will determine the security's rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security's quality.
Below-investment-grade securities are sometimes referred to as high yield or “junk bonds” and are considered speculative, particularly with respect to the issuer’s continuing ability to meet principal and interest payments. Such securities could be in default at time of purchase.
Investing in high yield securities involves special risks in addition to those associated with investing in investment-grade securities:
•High yield securities may be less liquid than investment-grade securities.
•The secondary market on which high yield securities are traded may be less liquid, which may reduce the price of the security and adversely affect, and cause large fluctuations in, the daily price of the Fund's shares.
•Analysis of the creditworthiness of issuers of high yield securities is more complex. To the extent a Fund invests in high yield securities, its ability to meet its objective may be more dependent on such credit analyses.
•High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions. Although high yield securities prices tend to be less sensitive to interest rate changes than those of investment-grade securities, they tend to be more sensitive to adverse economic downturns or individual corporate developments. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield securities, especially in a thinly traded market.
•If the issuer of high yield securities defaults, a Fund may incur additional expenses to seek recovery.
•If an issuer of high yield securities undergoes a corporate restructuring, such high yield securities may become exchanged for or converted into reorganized equity of the underlying issuer. Moreover, to the extent that a bond indenture or loan agreement does not contain sufficiently protective covenants or otherwise permits the issuer to take certain actions to the Fund's detriment (such as distributing cash to equity holders, incurring additional indebtedness, and disposing of assets), the underlying value of the high yield security may decline.
The use of credit ratings for evaluating high yield securities also involves certain risks. For example, credit ratings reflect the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security.
Industrial Revenue Bond
A fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition and performance of industrial revenue bonds. These revenue bonds are issued by or on behalf of public authorities to obtain funds to finance various public and/or privately operated facilities, including those for business and manufacturing, housing, sports, pollution control, airport, mass transit, port, and parking facilities. These bonds are normally secured only by the revenues from the project and not by state or local government tax payments. Consequently, the credit quality of these bonds is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations. Payment of interest on and repayment of principal on such bonds are the responsibility of the user and/or any guarantor. These bonds are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, the value and credit quality of these bonds are sensitive to the risks related to an economic slowdown.
Industry Concentration
A fund that concentrates its investments (invests more than 25% of its net assets) in a particular industry (or group of industries) is more exposed to the overall condition of the particular industry than a fund that invests in a wider variety of industries. A particular industry could be affected by economic, business, supply-and-demand, political, or regulatory factors. Companies within the same industry could react similarly to such factors. As a result, a fund’s concentration in a particular industry would increase the possibility that the fund’s performance will be affected by such factors.

Inverse Floating Rate Investments
Inverse floating rate investments are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Inverse floating rate investments tend to underperform the market for fixed-rate bonds in a rising interest rate environment. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate investments in which the funds may invest may include derivative instruments, such as residual interest bonds or tender option bonds. Such instruments are typically created by a special purpose trust that holds long-term fixed-rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third-party investors, and the inverse floating residual interests, which are purchased by the funds. The funds generally invest in inverse floating rate investments that include embedded leverage, thus exposing the funds to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment.
Investment Company Securities
Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various ETFs, and other open-end investment companies, represent interests in professionally managed portfolios that may invest in a variety of instruments. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves generally the same risks as investing directly in the underlying instruments. Investing in ETFs involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Shares of ETFs may trade at prices other than net asset value.
A fund that invests in another investment company is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Fund and its shareholders would, in effect, absorb two levels of fees with respect to investments in other investment companies.
A fund may invest in affiliated underlying funds, and those who manage such fund’s investments and their affiliates may earn different fees from different underlying funds and may have an incentive to allocate more fund assets to underlying funds from which they receive higher fees.
Leverage
If a fund makes investments in futures contracts, forward contracts, swaps, and other derivative instruments, these instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis, or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the fund to pay interest. Leveraging may cause a fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. To the extent that a fund is not able to close out a leveraged position because of market illiquidity, a fund’s liquidity may be impaired.

Municipal Obligations and AMT-Subject Bonds
Municipal obligations are subject to the risk that litigation, legislation, or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such obligations. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal obligations can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes, or the rights of municipal security holders. Because many municipal obligations are issued to finance similar projects, especially those relating to education, health care, transportation, utilities, and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal obligations include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Municipal obligations also include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal obligations/bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal obligations than for public corporations. Municipal obligations may be susceptible to periods of economic stress, which could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.
AMT-subject bonds are municipal obligations issued to finance certain “private activities,” such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax (“AMT”). See “Tax Considerations” for a discussion of the tax consequences of investing in the Fund.
Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may affect the ability of the Fund to purchase sufficient amounts of tax-exempt bonds.
Portfolio Duration
Average duration is a mathematical calculation of the average life of a bond (or for a bond fund, the average life of the fund’s underlying bonds, weighted by the percentage of the fund’s assets that each represents) that serves as a useful measure of its price risk. Duration is an estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. For example, if a fund has an average duration of 4 years and interest rates rise by 1%, the value of the bonds held by the fund will decline by approximately 4%, and if the interest rates decline by 1%, the value of the bonds held by the fund will increase by approximately 4%. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.
Preferred Securities
Preferred securities include preferred stock and various types of junior subordinated debt and trust preferred securities. Preferred securities may pay fixed rate or adjustable-rate distributions and generally have a payment “preference” over common stock, but are junior to the issuer’s senior debt in a liquidation of the issuer’s assets. Preference would mean that a company must pay on its preferred securities before paying on its common stock, and that any claims of the preferred security holder would typically be ahead of common stockholders’ claims on assets in a corporate liquidation.
Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed-income securities; the fixed-income payments are expected to be the primary source of long-term investment return. While some preferred securities are issued with a final maturity date, others are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without triggering an event of default for the issuer. In addition, an issuer of preferred securities may have the right to redeem the securities before their stated maturity date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer may reduce the return of the security held by the fund. Preferred securities may be subject to provisions that allow an issuer, under certain circumstances to skip (indefinitely) or defer (possibly up to 10 years) distributions. If a fund owns a preferred security that is deferring its distribution, the fund may be required to report income for tax purposes while it is not receiving any income.

Preferred securities are typically issued by corporations, generally in the form of interest or dividend bearing instruments, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The preferred securities market is generally divided into the $25 par “retail” and the $1,000 par “institutional” segments. The $25 par segment includes securities that are listed on the New York Stock Exchange (“NYSE”) (exchange traded), which trade and are quoted with accrued dividend or interest income, and which are often callable at par value five years after their original issuance date. The institutional segment includes $1,000 par value securities that are not exchange-listed (over the counter), which trade and are quoted on a “clean” price, i.e., without accrued dividend or interest income, and which often have a minimum of 10 years of call protection from the date of their original issuance. Preferred securities can also be issued by real estate investment trusts and involve risks similar to those associated with investing in real estate investment trust companies.
Real Estate Investment Trusts ("REITs")
REITs involve certain unique risks in addition to the risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. A fund that invests in a REIT is subject to the REIT’s expenses, including management fees, and will remain subject to the fund’s advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.
Regular REIT dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income for U.S. income tax purposes. Any distribution of income attributable to regular REIT dividends from a Fund’s investment in a REIT will not qualify for the deduction that would be available to a non-corporate shareholder were the shareholder to own such REIT directly.
Investment in REITs also involves risks similar to those associated with investing in small market capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.
Real Estate Securities
Investing in securities of companies in the real estate industry subjects a fund to the special risks associated with the real estate market and the real estate industry in general. Generally, companies in the real estate industry are considered to be those that have principal activity involving the development, ownership, construction, management, or sale of real estate; have significant real estate holdings, such as hospitality companies, healthcare facilities, supermarkets, mining, lumber, and/or paper companies; and/or provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.
Redemption and Large Transaction Risk
Ownership of a fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause a fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains. Moreover, reallocations by large shareholders among share classes of a fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

As an example, as of October 31, 2023, series of the Registrant, Principal Variable Contracts, Funds, Inc. (“PVC”), and Principal Exchange-Traded Funds owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below. PGI is the advisor to the PFI and PVC funds of funds and is committed to minimizing the potential impact of redemption and large transaction risk on underlying funds to the extent consistent with pursuing the investment objectives of the funds of funds that it manages. However, PGI and its affiliates may face conflicts of interest in fulfilling responsibilities to all such funds.

Fund	Total Percentage of Outstanding Shares Owned
Core Fixed Income	69.07%
Diversified International	77.70%
Equity Income	30.51%
Finisterre Emerging Markets Total Return Bond	40.32%
Global Real Estate Securities	0.63%
Government & High Quality Bond	33.80%
Government Money Market	90.62%
High Income	31.18%
High Yield	16.32%
Inflation Protection	43.94%
LargeCap Growth I	19.68%
LargeCap S&P 500 Index	52.23%
LargeCap Value III	74.03%
MidCap	2.62%
MidCap Growth III	59.63%
MidCap S&P 400 Index	48.30%
MidCap Value I	28.21%
Overseas	71.56%
Principal Capital Appreciation	37.34%
Real Estate Securities	10.30%
Short-Term Income	36.26%
SmallCap Growth I	13.47%
SmallCap S&P 600 Index	35.06%
SmallCap Value II	25.94%
Repurchase Agreements
Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by the fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected fund bears a risk of loss, including incurring costs and delays. Repurchase agreements may involve more risk than investments in U.S. government securities. To minimize such risks, the fund enters into repurchase agreements only with parties those managing the investments of the fund deem creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the acquisition price the Fund pays to the seller of the securities.
Securitized Products
Securitized products are fixed-income instruments that represent interests in underlying pools of collateral or assets. The value of the securitized product is derived from the performance, value, and cash flows of the underlying asset(s).
A fund’s investments in securitized products are subject to risks similar to traditional fixed-income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Prepayment risk may make it difficult to calculate the average life of a fund’s investment in securitized products. Securitized products are generally issued as pass-through certificates, which represent the right to receive principal and interest payments collected on the underlying pool of assets, which are passed through to the security holder. Therefore, repayment depends on the cash flows generated by the underlying pool of assets. The securities may be rated as investment grade or below investment grade.

The specific securitized products that are principal strategies of each Fund are listed in its Fund Summary.
•Mortgage-backed securities (“MBS”) represent an interest in a pool of underlying mortgage loans secured by real property. MBS are sensitive to changes in interest rates but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. If interest rates fall and the underlying loans are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, rising interest rates tend to discourage refinancings and the underlying loans may be prepaid more slowly than expected, reducing a fund’s potential to reinvest the principal in higher yielding securities and extending the duration of the underlying loans. In addition, when market conditions result in an increase in default rates on the underlying loans and the foreclosure values of the underlying real estate is less than the outstanding amount due on the underlying loan, collection of the full amount of accrued interest and principal on these investments may be doubtful. The risk of such defaults is generally higher in the case of underlying mortgage pools that include sub-prime mortgages (mortgages granted to borrowers whose credit histories would not support conventional mortgages).
•Commercial mortgage-backed securities (“CMBS”) represent an interest in a pool of underlying commercial mortgage loans secured by real property such as retail, office, hotel, multi-family, and industrial properties. CMBS are issued in several classes with different levels of yield and credit protection, and the CMBS class in which a fund invests influences the interest rate, credit, and prepayment risks. Many of the loans related to CMBS do not allow voluntary prepayment, which can help mitigate or eliminate prepayment risk.
•Asset-backed securities (“ABS”) are backed by non-mortgage assets such as company receivables, company loans, truck and auto loans, student loans, leases, and credit card receivables. ABS entail credit risk. They also may present a risk that, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid interest or principal.
U.S. Government and U.S. Government-Sponsored Securities
U.S. government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise.
Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury nor supported by the full faith and credit of the U.S. government.
There is no assurance that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight, and/or other consequences that could adversely affect the credit quality, availability, or investment character of securities issued by these entities. The value and liquidity of U.S. government securities may be affected adversely by changes in the ratings of those securities.
Volatility Mitigation
Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains. These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.

PORTFOLIO HOLDINGS INFORMATION
A description of the Registrant’s policies and procedures with respect to disclosure of the Funds' portfolio securities is available in the Funds' SAI.
MANAGEMENT OF THE FUNDS
The Manager and Advisor
Principal Global Investors, LLC (“PGI”), an indirect subsidiary of Principal Financial Group, Inc. (“Principal®”), serves as the manager and advisor for the Funds. Through the Management Agreement with the Registrant, PGI provides investment advisory services and certain corporate administrative services for the Funds.

Advisor: Principal Global Investors, LLC (doing business as Principal Asset ManagementSM), 711 High Street, Des Moines, IA 50392, is part of a diversified global asset management organization that utilizes specialized investment teams and affiliates to provide institutional investors and individuals with diverse investment capabilities, including fixed income, equities, real estate, currency, asset allocation, and stable value. In addition to its asset management offices in the U.S., PGI has asset management offices of affiliate advisors located in Europe, Asia, Latin America, and Australia. PGI has been a registered investment advisor since 1998.
Funds:    In fulfilling its investment advisory responsibilities, PGI provides day-to-day discretionary investment services (directly making decisions to purchase or sell securities) for all or a portion of the following Funds:

• California Municipal
• Core Fixed Income
• Core Plus Bond
• Diversified Income (services provided by Principal Asset Allocation; and, for emerging market debt, services provided by Principal Finisterre, an investment team within PGI)
• Diversified International
• Equity Income (services provided by Principal Edge, an investment team within PGI)
• Finisterre Emerging Markets Total Return Bond (services provided by Principal Finisterre, an investment team within PGI)
• Global Emerging Markets
• Government & High Quality Bond
• Government Money Market
• High Income (services provided by Principal Asset Allocation)
• High Yield
• LargeCap Growth I (services provided by Principal Asset Allocation)
• LargeCap S&P 500 Index
• LargeCap Value III (services provided by Principal Asset Allocation)
• MidCap (services provided by Principal Aligned, an investment team within PGI)
• MidCap Growth (services provided by Principal Dynamic Growth, an investment team within PGI)
• MidCap Growth III (services provided by Principal Asset Allocation)
• MidCap S&P 400 Index
• MidCap Value I (services provided by Principal Asset Allocation)
• Money Market
• Overseas (services provided by Principal Asset Allocation)
• Principal Capital Appreciation (services provided by Principal Edge, an investment team within PGI)
• Principal LifeTime Funds (services provided by Principal Asset Allocation)
• Principal LifeTime Hybrid Funds (services provided by Principal Asset Allocation)
• SAM (Strategic Asset Management) Portfolios (services provided by Principal Asset Allocation)
• Short-Term Income
• SmallCap
• SmallCap Growth I (services provided by Principal Asset Allocation)
• SmallCap S&P 600 Index
• SmallCap Value II (services provided by Principal Asset Allocation)
• Tax-Exempt Bond

Several of the Funds have multiple sub-advisors. A team within Principal Asset Allocation, an investment team within PGI and whose members are identified in each Fund Summary and listed below, determines the portion of those Funds’ assets that PGI and each sub-advisor will manage and may reallocate Fund assets among PGI and the sub-advisors from time-to-time. This team agrees on allocation decisions and shares authority and responsibility for day-to-day portfolio management, with no limitation on the authority of one portfolio manager in relation to another.
The decision to reallocate Fund assets between PGI acting in a discretionary advisory capacity and the sub-advisors may be based on a variety of factors, including, but not limited to: the investment capacity of PGI and each sub-advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in PGI or each sub-advisor’s firm or investment professionals, or changes in the number of sub-advisors. Ordinarily, reallocations of Fund assets among sub-advisors occur as a sub-advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times, existing Fund assets may be reallocated among PGI and/or the sub-advisors.
The Fund Summaries identified the portfolio managers and the Funds they manage. Additional information about the portfolio managers follows. With respect to the biographies of PGI portfolio managers, references to Principal® encompass various entities and groups within the Principal organization, such as its majority- and wholly-owned subsidiaries, as well as investment teams within PGI.
As reflected in the Fund Summaries, the day-to-day portfolio management, for some Funds, is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio. However, for the MidCap Fund, Mr. Nolin has ultimate decision making authority. Mr. Rozycki may make investment decisions in Mr. Nolin’s absence.
William C. Armstrong has been with Principal® since 1992. He earned a bachelor’s degree from Kearney State College and an M.B.A. from the University of Iowa. Mr. Armstrong has earned the right to use the Chartered Financial Analyst designation.
Paul H. Blankenhagen has been with Principal® since 1992. He earned a bachelor’s degree in Finance from Iowa State University and a master’s degree from Drake University. Mr. Blankenhagen has earned the right to use the Chartered Financial Analyst designation.
Damien Buchet has been with Principal® since 2015. He earned his degree from the EDHEC School of Business Administration. Mr. Buchet has earned the right to use the Chartered Financial Analyst designation.
Jessica S. Bush has been with Principal® since 2006. She earned a bachelor’s degree in Business Administration from the University of Michigan. Ms. Bush has earned the right to use the Chartered Financial Analyst designation.
Juliet Cohn has been with Principal® since 2003. She earned a bachelor’s degree in Mathematics from Trinity College, Cambridge, England.
Daniel R. Coleman has been with Principal® since 2001. He earned a bachelor’s degree in Finance from the University of Washington and an M.B.A. from New York University.
Christopher T. Corbett has been with Principal® since 2006. He earned a B.B.A. in Accounting and an M.B.A. in Finance from the University of Notre Dame. Mr. Corbett has earned the right to use the Chartered Financial Analyst designation.
Brody Dass has been with Principal® since 2015. He earned a bachelor’s degree from the University of Iowa. Mr. Dass has earned the right to use the Chartered Financial Analyst designation.
Bryan C. Davis has been with Principal® since 1993. He earned a bachelor’s degree in Finance from the University of Iowa. Mr. Davis has earned the right to use the Chartered Financial Analyst designation.
Mark P. Denkinger has been with Principal® since 1990. He earned a bachelor’s degree in Finance and an M.B.A. with a Finance emphasis from the University of Iowa. Mr. Denkinger has earned the right to use the Chartered Financial Analyst designation.
James W. Fennessey has been with Principal® since 2000. Mr. Fennessey earned a bachelor’s degree in Business Administration, with an emphasis in Finance, and a minor in Economics from Truman State University. He has earned the right to use the Chartered Financial Analyst designation.
John R. Friedl has been with Principal® since 1998. He earned a bachelor’s degree in Communications and History from the University of Washington and a master’s degree in Finance from Seattle University. Mr. Friedl has earned the right to use the Chartered Financial Analyst designation.

Zach Gassmann has been with Principal® since 2007. He received a bachelor’s degree in Accounting from Simpson College and a master’s degree in Financial Management from Drake University. Mr. Gassmann has earned the right to use the Chartered Financial Analyst designation.
Michael Goosay has been with Principal® since 2023. Prior to that, Mr. Goosay was the Head of Global Pensions and Multi-Sector Fixed Income Portfolio Management at Goldman Sachs Asset Management since 2009. He earned a bachelor’s degree in Finance from Albright College and an M.B.A. from Rutgers University.
Allison Hitchings has been with Principal® since 2013. She earned a bachelor’s degree in Marketing from Iowa State University.
Todd A. Jablonski has been with Principal® since 2010. He earned a bachelor’s degree in Economics from the University of Virginia and an M.B.A. with an emphasis in Quantitative Finance from New York University’s Stern School of Business. Mr. Jablonski has earned the right to use the Chartered Financial Analyst designation.
Theodore Jayne has been with Principal® since 2015. He earned a bachelor’s degree in Anthropology from Harvard University. Mr. Jayne has earned the right to use the Chartered Financial Analyst designation.
Jeffrey Kilkenny was with Principal® from 1999-2006 and rejoined Principal® in 2012. He earned a bachelor’s degree in Finance from the University of Iowa. Mr. Kilkenny has earned the right to use the Chartered Financial Analyst designation.
George Maris has been with Principal® since 2023. Prior to that, Mr. Maris was the Head of Equities, Americas region, and Lead Portfolio Manager of the Global Alpha Equity Team at Janus Henderson Investors, since 2011. He earned a bachelor’s degree in Economics from Swarthmore College, a master's of business administration from the University of Chicago, and a Juris Doctor from the University of Illinois. Mr. Maris has earned the right to use the Chartered Financial Analyst designation.
James Noble has been with Principal® since 2010. He earned a bachelor’s degree in Finance and an M.B.A. from Hofstra University. Mr. Noble has earned the right to use the Chartered Financial Analyst designation.
K. William Nolin has been with Principal® since 1993. He earned a bachelor’s degree in Finance from the University of Iowa and an M.B.A. from the Yale School of Management. Mr. Nolin has earned the right to use the Chartered Financial Analyst designation.
Phil Nordhus has been with Principal® since 1990. He earned a bachelor’s degree in Economics from Kansas State University and an M.B.A. from Drake University. Mr. Nordhus has earned the right to use the Chartered Financial Analyst designation.
Tyler O’Donnell has been with Principal® since 2015. He earned bachelor’s degrees in Mathematics and Biochemistry from the University of Iowa and an M.B.A. from Iowa State University. Mr. O’Donnell has earned the right to use the Chartered Financial Analyst designation.
Brian W. Pattinson has been with Principal® since 1994. He earned a bachelor’s degree and an M.B.A. in Finance from the University of Iowa. Mr. Pattinson has earned the right to use the Chartered Financial Analyst designation.
Scott J. Peterson has been with Principal® since 2002. He earned a bachelor’s degree in Mathematics from Brigham Young University and an M.B.A. from New York University’s Stern School of Business. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.
Sarah E. Radecki has been with Principal® since 1999. She earned bachelor’s degrees in Political Science and Economics from Saint Mary’s College of California and a master’s degree in Economics from the University of California at Santa Barbara. Ms. Radecki has earned the right to use the Chartered Financial Analyst designation.
Josh Rank has been with Principal® since 2013. He earned a bachelor’s degree in Finance from Iowa State University. Mr. Rank has earned the right to use the Chartered Financial Analyst designation.
Tracy Reeg has been with Principal® since 1993. She earned a bachelor’s degree in Finance from the University of Northern Iowa.
Benjamin E. Rotenberg has been with Principal® since 2014. He earned a bachelor’s degree in International Relations and Russian from Pomona College. Mr. Rotenberg has earned the right to use the Chartered Financial Analyst and the Chartered Alternative Investment Analyst designations.
Tom Rozycki has been with Principal® since 2001. He earned a bachelor’s degree in Finance from Drake University. Mr. Rozycki has earned the right to use the Chartered Financial Analyst designation.

Marc R. Shapiro has been with Principal® since 2004. He earned a bachelor’s degree in Finance and Marketing from Emery University.
Aaron J. Siebel has been with Principal® since 2005. He earned a bachelor’s degree in Finance from the University of Iowa. Mr. Siebel has earned the right to use the Chartered Financial Analyst designation.
Darrin E. Smith has been with Principal® since 2007. He earned a bachelor’s degree in Economics from Iowa State University and an M.B.A. from Drake University. Mr. Smith has earned the right to use the Chartered Financial Analyst designation.
Scott Smith has been with Principal® since 1999. He earned a bachelor’s degree in Finance from Iowa State University.
Yesim Tokat-Acikel has been with Principal® since 2023. Prior to that, Ms. Tokat-Acikel was a Managing Director, Head of Multi-Asset Research, Co-Head of ESG, and Portfolio Manager for PGIM Quantitative Solutions, a business of Prudential Financial, since 2010. She earned a bachelor’s degree in Industrial Engineering from Bilkent University, a master’s degree in Industrial Engineering from the University of Arizona, and a PhD in Financial Economics from the University of California, Santa Barbara.
May Tong has been with Principal® since 2021. Prior to that, Ms. Tong was a Senior Vice President, Portfolio Manager for Franklin Templeton Multi-Asset Solutions since 2018. Prior to that, Ms. Tong was a Portfolio Manager and Head of Portfolio Implementation and Management for Voya Investment Management’s Multi-Asset Strategies and Solutions Team since 2011. She earned a bachelor’s degree in Accounting and Finance from Boston College and an M.B.A. from Columbia University. Ms. Tong has earned the right to use the Chartered Financial Analyst designation.
Nedret Vidinli has been with Principal® since 2010. He earned a bachelor’s degree in Business Administration at Drake University and an M.B.A. at Benedictine University. Mr. Vidinli has earned the right to use the Chartered Financial Analyst designation.
Christopher Watson has been with Principal® since 2011. He earned a B.A. Hons from McGill University, Montreal and an M.B.A. from IMD Lausanne. Mr. Watson has earned the right to use the Chartered Financial Analyst designation.
James Welch has been with Principal® since 2014. He earned a bachelor’s degree in Economics from the Pennsylvania State University.
Randy L. Welch has been with Principal® since 1989. He earned a bachelor’s degree in Business/Finance from Grand View College and an M.B.A. from Drake University. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute.
The Sub-Advisors
PGI has signed contracts with various sub-advisors. Under the sub-advisory agreements, the sub-advisor agrees to assume the obligations of PGI to provide investment advisory services to the portion of the assets of a specific Fund allocated to it by PGI. For these services, PGI pays the sub-advisor a fee.
PGI or the sub-advisor provides the Board with a recommended investment program. The program must be consistent with the Fund’s investment objective and policies. Within the scope of the approved investment program, the sub-advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.
The Fund Summaries identified the sub-advisors, portfolio managers, and the Funds they manage. Additional information follows.

Sub-Advisor:	AllianceBernstein L.P. (“AllianceBernstein”), 501 Commerce Street, Nashville, TN 37203, was founded in 1971 as an independent investment advisor registered with the SEC.

Fund(s):	a portion of SmallCap Growth I

Sub-Advisor:
Barrow, Hanley, Mewhinney & Strauss, LLC (doing business as Barrow Hanley Global Investors) (“Barrow Hanley”), 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, is an investment advisory firm that was founded in 1979.

Fund(s):	a portion of LargeCap Value III and a portion of Overseas

Sub-Advisor:
BlackRock Financial Management, Inc. (“BlackRock”), 50 Hudson Yards, New York, NY 10001, is a registered investment advisor organized in 1994. BlackRock and its affiliates manage investment company and other portfolio assets.

Sub-Sub-Advisor: BlackRock International Limited (“BIL”), Exchange Place One, 1 Semple Street, Edinburgh EH3 8BL, Scotland, is a registered investment advisor that was founded in 1995.
Fund(s):	Inflation Protection and a portion of Diversified Income (global investment grade credit sleeve)

BlackRock and BIL, with PGI’s consent, have entered into a sub-sub-advisory agreement for the Inflation Protection Fund and a portion of the Diversified Income Fund. Under the agreement, BIL has agreed to carry out certain investment advisory obligations of BlackRock to manage the Inflation Protection Fund’s assets and a portion of the Diversified Income Fund’s assets. BlackRock will allocate to BIL a portion of the Inflation Protection Fund assets and a portion of the Diversified Income Fund assets it manages.

Chris Allen has been with BIL since 2009. He earned an M.A. degree in Mathematics from Oxford University. Mr. Allen has earned the right to use the Chartered Financial Analyst designation.

David Rogal has been with BlackRock since 2009. He earned a B.A. degree in Economics and Biology from Cornell University in 2006.

Harrison Segall has been with BlackRock since 2008. He earned a B.S. degree in Commerce, with a concentration in Finance, from the University of Virginia.

Sub-Advisor:
Brown Advisory, LLC (“Brown”), 901 South Bond Street, Suite 400, Baltimore, Maryland 21231, is a registered investment advisor that works with institutions, corporations, nonprofits, families, and individuals.

Fund(s):	a portion of LargeCap Growth I and a portion of SmallCap Growth I

Sub-Advisor:	Causeway Capital Management LLC (“Causeway”), 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025, is a registered investment advisor founded in 2001.

Fund(s):	a portion of Overseas

Sub-Advisor:	Eagle Asset Management, Inc., 880 Carillon Parkway, St. Petersburg, FL 33716, became an investment advisor in 1984.

Fund(s):	a portion of MidCap Growth III

Sub-Advisor:
Emerald Advisers, LLC (“Emerald”), 3175 Oregon Pike, Leola, PA 17540, was founded in 1991 and manages institutional separate account and mutual fund investment portfolios for corporations, public and private pension funds, and for individual retail investors.

Fund(s):	a portion of SmallCap Growth I

Sub-Advisor:
Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), 53 State Street, Boston, MA 02109, is a registered investment advisor organized in 1977. GMO manages a broad range of investment strategies, including equity and fixed income strategies across global developed and emerging markets, multi-asset class strategies, and alternative strategies.

Fund(s):	a portion of Diversified Income (opportunistic securitized investment sleeve)

Sub-Advisor:
Hotchkis and Wiley Capital Management, LLC, 601 S. Figueroa Street, 39th Floor, Los Angeles, CA 90017, is an investment advisory firm founded in 1980 that manages value portfolios for institutional and individual investors.

Fund(s):	a portion of SmallCap Value II

Sub-Advisor:
Insight North America LLC (“INA”), 200 Park Avenue, New York, New York 10166, is part of the group of affiliated companies providing investment advisory services under the brand “Insight Investment” or “Insight”.

Fund(s):	a portion of High Income

Sub-Advisor:
Los Angeles Capital Management LLC (“Los Angeles Capital”), 11150 Santa Monica Boulevard, Suite 200, Los Angeles, CA 90025, founded in 2002, is a registered investment advisor offering risk-controlled, active equity management services to a broad range of institutional investors.

Fund(s):	a portion of MidCap Value I

Sub-Advisor:
Nuveen Asset Management, LLC (“Nuveen Asset Management”), 333 West Wacker Drive, Chicago, IL 60606, is an investment advisor registered with the SEC providing investment management services in a variety of investment strategies across multiple asset classes.

Fund(s):	a portion of Diversified Income (senior loan investment strategy)

Sub-Advisor:	Origin Asset Management LLP (doing business as Principal Origin) (“Origin”), One Carey Lane, London, EC2V 8AE, UK, manages global equity securities for institutional clients.

Fund(s):	International I

The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.
Chris Carter has been with Origin since 2005. Mr. Carter is a graduate of Gonville & Caius College, University of Cambridge, with an M.A. Honours Degree in Economics and Philosophy.
Tarlock Randhawa has been with Origin since 2005. Mr. Randhawa is a graduate of Brunel University with a B.Sc. Joint Honours Degree in Mathematics & Management.
Nerys Weir was with Origin from 2008 to 2016 and rejoined Origin in 2019. Ms. Weir is a graduate of Leicester University with a B.A. Honours Degree in Ancient History and Archaeology.

Sub-Advisor:
PineBridge Investments LLC (“PineBridge”), Park Avenue Tower, 65 East 55th Street, New York, NY 10022, founded in 2010, is an investment advisor registered with the SEC that focuses on active, high conviction investing.

Fund(s):	a portion of Diversified Income (U.S. investment grade corporate bond sleeve)

Sub-Advisor:
Polen Capital Credit, LLC (f/k/a DDJ Capital Management, LLC) (“Polen Credit”), 1075 Main Street, Suite 320, Waltham, MA 02451, is an SEC registered investment advisor. Polen Credit was formed in 1996 and presently manages U.S. opportunistic high yield, U.S. high yield, bank loan, and total return credit investment strategies, along with various customized fixed income solutions, on behalf of domestic and international investors.

Fund(s):	a portion of Diversified Income (high yield strategy) and a portion of High Income

Sub-Advisor:
Post Advisory Group, LLC (“Post”), 2049 Century Park East, Suite 3050, Los Angeles, CA 90067, founded in 1992, is a global investment manager specializing in high yield securities with a multi-strategy, value-oriented investment approach.

Fund(s):	a portion of Diversified Income (high yield strategy) and a portion of High Income

Sub-Advisor:
Principal Real Estate Investors, LLC (doing business as Principal Real Estate) (“Principal-REI”), 711 High Street, Des Moines, IA 50392, was founded in 2000 and manages commercial real estate across the spectrum of public and private equity and debt investments, primarily for institutional investors.

Fund(s):	Global Real Estate Securities, Real Estate Securities, and a portion of Diversified Income (CMBS strategy)

The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.
Keith Bokota has been with Principal-REI since 2007. He earned a bachelor’s degree in Finance and International Business from Georgetown University. Mr. Bokota has earned the right to use the Chartered Financial Analyst designation.
Simon Hedger has been with Principal - REI since 2003. He earned an M.B.A. from the University of New England and is an associate member of both the Royal Institute of Chartered Surveyors and of the Australian Property Institute. He is a U.K. qualified chartered surveyor (ARICS).
Anthony Kenkel has been with Principal-REI since 2005. He earned a bachelor’s degree in Finance from Drake University and an M.B.A. from the University of Chicago Graduate School of Business. Mr. Kenkel has earned the right to use the Chartered Financial Analyst and Financial Risk Manager designations.
Kelly D. Rush has been with Principal-REI since 2000 and the predecessor firms since 1987. He earned a B.A. in Finance and an M.B.A. in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:
Robert W. Baird & Co. Incorporated (“Baird”), 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, was founded in 1919. Baird provides investment management services for individuals and institutional clients including pension and profit sharing plans.

Fund(s):	a portion of MidCap Growth III

Sub-Advisor:
Spectrum Asset Management, Inc. (“Spectrum”), 2 High Ridge Park, Stamford, CT 06905, founded in 1987, manages portfolios of preferred securities for corporate, pension fund, insurance, and endowment clients; open-end and closed-end mutual funds; and separately managed account programs for high net worth individual investors, as well as provides volatility mitigation solutions for some client portfolios.

Fund(s):	a portion of Diversified Income (preferred securities strategy)

Sub-Advisor:	T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, MD 21202, has over 75 years of investment management experience.

Fund(s):	a portion of LargeCap Growth I

Sub-Advisor:	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”), 600 Travis Street, Suite 3800, Houston, Texas 77002, was founded in 1970.

Fund(s):	a portion of SmallCap Value II

Sub-Advisor:
Victory Capital Management Inc. (“Victory Capital”), 15935 La Cantera Pkwy, San Antonio, TX 78256, is an SEC-registered investment adviser that provides asset management services to individual and institutional clients through multiple investment franchises.

Fund(s):	a portion of MidCap Value I

Sub-Advisor:	Westwood Management Corp. (“Westwood”), 200 Crescent Court, Suite 1200, Dallas, Texas 75201, is a registered investment advisor that was founded in 1983.

Fund(s):	a portion of LargeCap Value III
The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Funds.

Participating Affiliate Agreement
In rendering investment advisory services to a Fund, the advisor and each sub-advisor may use the resources of one or more of its respective foreign (non-U.S.) affiliates that are not registered under the Investment Advisers Act of 1940, as amended, to provide portfolio management, research, and trading services to the Fund. Under a Participating Affiliate Agreement, and pursuant to applicable guidance from the Staff of the SEC, U.S. registered advisors are allowed to use investment advisory and trading resources of such unregistered advisory affiliates subject to the regulatory supervision of the registered advisor. For example, some Principal Fund Complex assets are managed by employees of Principal Global Investors (Europe) Limited pursuant to such an arrangement. Each such affiliate and any of their respective employees who provide services to a Fund are considered under the Participating Affiliate Agreement to be “supervised persons” of the advisor or sub-advisor (as applicable) as that term is defined in the Investment Advisers Act of 1940, as amended.
Fees Paid to PGI
Each Fund pays PGI a fee for its services, which includes the fee PGI pays to sub-advisors, as applicable.

The fee each Fund paid (as a percentage of the Fund’s average daily net assets) for the fiscal year ended October 31, 2023 was:

Fund/Portfolio	Percentage of the Fund’s Average Daily Net Assets	Fund/Portfolio	Percentage of the Fund’s Average Daily Net Assets
California Municipal	0.40%	Principal LifeTime 2035	0.00%
Core Fixed Income	0.37%	Principal LifeTime 2040	0.00%
Core Plus Bond	0.51%	Principal LifeTime 2045	0.00%
Diversified Income	0.67%	Principal LifeTime 2050	0.00%
Diversified International	0.74%	Principal LifeTime 2055	0.00%
Equity Income	0.50%	Principal LifeTime 2060	0.00%
Finisterre Emerging Markets Total Return Bond	0.75%	Principal LifeTime 2065	0.00%
Global Emerging Markets	1.00%	Principal LifeTime Hybrid Income	0.00%
Global Real Estate Securities	0.87%	Principal LifeTime Hybrid 2015	0.00%
Government & High Quality Bond	0.49%	Principal LifeTime Hybrid 2020	0.00%
Government Money Market	0.15%	Principal LifeTime Hybrid 2025	0.00%
High Income	0.61%	Principal LifeTime Hybrid 2030	0.00%
High Yield	0.51%	Principal LifeTime Hybrid 2035	0.00%
Inflation Protection	0.38%	Principal LifeTime Hybrid 2040	0.00%
International I	0.65%	Principal LifeTime Hybrid 2045	0.00%
LargeCap Growth I	0.60%	Principal LifeTime Hybrid 2050	0.00%
LargeCap S&P 500 Index	0.14%	Principal LifeTime Hybrid 2055	0.00%
LargeCap Value III	0.76%	Principal LifeTime Hybrid 2060	0.00%
MidCap	0.58%	Principal LifeTime Hybrid 2065	0.00%
MidCap Growth	0.65%	Real Estate Securities	0.80%
MidCap Growth III	0.81%	SAM Balanced	0.28%
MidCap S&P 400 Index	0.15%	SAM Conservative Balanced	0.28%
MidCap Value I	0.64%	SAM Conservative Growth	0.28%
Money Market	0.40%	SAM Flexible Income	0.28%
Overseas	0.91%	SAM Strategic Growth	0.28%
Principal Capital Appreciation	0.43%	Short-Term Income	0.38%
Principal LifeTime Strategic Income	0.00%	SmallCap	0.74%
Principal LifeTime 2015	0.00%	SmallCap Growth I	0.85%
Principal LifeTime 2020	0.00%	SmallCap S&P 600 Index	0.15%
Principal LifeTime 2025	0.00%	SmallCap Value II	0.94%
Principal LifeTime 2030	0.00%	Tax-Exempt Bond	0.40%
The management fee schedules for the Principal LifeTime 2070 and Principal LifeTime Hybrid 2070 Funds, which have not completed a full fiscal year, are as follows:

Fund	All Assets
Principal LifeTime 2070	0.00%
Principal LifeTime Hybrid 2070	0.00%

Availability of the discussions regarding the basis for the Board’s approval of various management and sub-advisory agreements is as follows:

	Semi- Annual Report to Shareholders for the period ending April 30, 2023	Annual Report to Shareholders for the period ending October 31, 2023		Semi-Annual Report to Shareholders for the period ending April 30, 2024
Fund/Portfolio	Sub-Advisory Agreement	Management Agreement	Sub-Advisory Agreement	Sub-Advisory Agreement
Diversified Income				X
Global Real Estate Securities				X
High Income				X
International I				X
LargeCap Growth I	X
MidCap Value I	X			X
Real Estate Securities				X
SmallCap Growth I				X
All Funds/Portfolios		X	X
Voluntary Waivers
Government Money Market and Money Market Funds
PGI has voluntarily agreed to limit the Fund's expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be revised or terminated at any time without notice to the shareholders.
Manager of Managers
The Registrant operates as a Manager of Managers. Under an order received from the SEC (the “Order”), the Registrant and PGI may enter into and materially amend agreements with unaffiliated and wholly-owned affiliated sub-advisors (affiliated sub-advisors that are at least 95% owned, directly or indirectly, by PGI or an affiliated person of PGI) without obtaining shareholder approval, including to:
•hire one or more sub-advisors;
•change sub-advisors; and
•reallocate management fees between PGI and sub-advisors.
Although there is no present intent to do so, the Funds may, in the future, rely on current SEC Staff guidance that expands relief under the Order to allow PGI to enter into and materially amend agreements with majority-owned affiliated sub-advisors (affiliated sub-advisors that are at least 50% owned, directly or indirectly, by PGI or an affiliated person of PGI), and, further, to all sub-advisors regardless of the degree of affiliation with PGI.
In order to rely on the varying degrees of relief granted by the Order and/or the SEC Staff guidance, a Fund must receive approval from its shareholders (or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers).
The shareholders of each Fund have approved such Fund’s reliance on the Order, as supplemented by the SEC Staff guidance, as follows:

Fund/Portfolio	Unaffiliated Sub-Advisors	Wholly-Owned Affiliated Sub-Advisors	Majority-Owned Affiliated Sub-Advisors	Any Other Sub-Advisors Regardless of Degree of Affiliation
California Municipal	X
Core Plus Bond	X	X	X
Diversified Income	X	X	X
Global Emerging Markets	X	X	X
Global Real Estate Securities	X	X	X
Principal LifeTime 2055	X	X	X
Principal LifeTime 2065	X	X	X
Principal Lifetime Hybrid 2055	X	X	X
Principal Lifetime Hybrid 2060	X	X	X
Real Estate Securities	X	X	X
SAM Conservative Growth	X	X	X
SmallCap Fund	X	X	X
Tax-Exempt Bond	X
All Other Funds/Portfolios	X	X	X	X
PGI has ultimate responsibility for the investment performance of each Fund that utilizes a sub-advisor due to its responsibility to oversee sub-advisors and recommend their hiring, termination, and replacement.
In accordance with a separate exemptive order that the Registrant and PGI have obtained from the SEC, the Board may approve a new sub-advisory agreement or a material amendment to an existing sub-advisory agreement at a meeting that is not in person, provided that the Board Members are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and the other conditions in the exemptive order are met.
PRICING OF FUND SHARES
Each Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open. Share prices are not calculated on the days on which the NYSE is closed for trading, generally: New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday/ Presidents’ Day; Good Friday; Memorial Day; Juneteenth; Independence Day; Labor Day; Thanksgiving Day; and Christmas. The share price of each Fund (other than the Government Money Market Fund) is determined as of the close of business of the NYSE (normally, 3:00 p.m. Central Time). The share price of the Government Money Market Fund is normally determined at 4:00 p.m. Central Time. When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received (in proper form) at the transaction processing center in Kansas City, Missouri. To process your transaction (purchase, redemption, or exchange) on the day it is received, it must be received (with complete information):
•    on a day that the NYSE is open; and
•for each Fund (other than the Government Money Market Fund), before the close of trading on the NYSE (normally, 3:00 p.m. Central Time); or
•for the Government Money Market Fund, before normally 4:00 p.m. Central Time.
Orders received after 3:00 p.m. Central Time (for all Funds, other than the Government Money Market Fund) or 4:00 p.m. Central Time (for the Government Money Market Fund) or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading. The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price shares as of 3:00 p.m. Central Time or, in the case of the Government Money Market Fund, 4:00 p.m. Central Time, if the particular disruption directly affects only the NYSE.
If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, we will return the application and check to you.

For all Funds, except the Government Money Market and Money Market Funds, the share price is calculated by:
•    taking the current market value of the total assets of the Fund,
•    subtracting liabilities of the Fund,
•    dividing the remainder proportionately into the classes of the Fund,
•    subtracting the liability of each class, and
•    dividing the remainder by the total number of shares outstanding for that class.
With respect to any portion of a Fund’s assets invested in other registered investment companies, that portion of the Fund's NAV is calculated based on the price (NAV or market, as applicable) of such other registered investment companies.
The securities of the Government Money Market and Money Market Funds are valued at amortized cost. The calculation procedure is described in the SAI.
Notes:
•    If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Board. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
•    A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day before the close of the NYSE. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Securities traded outside of the Western Hemisphere are valued using a fair value policy adopted by the Registrant. These fair valuation procedures are intended to discourage shareholders from investing in the Funds for the purpose of engaging in market timing or arbitrage transactions.
•    The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by a Fund may change on days when shareholders are unable to purchase or redeem shares.
•    Certain securities issued by companies in emerging markets may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Registrant has a policy to value such securities at a price at which PGI expects the securities may be sold.
•The securities of the Government Money Market and Money Market Funds are valued at amortized cost. The calculation procedure is described in the SAI.
CONTACT PRINCIPAL FUNDS, INC.
Contact information for Principal Funds, Inc. (“Principal Funds”) is as follows:

Mailing Addresses:
Regular Mail	Overnight Mail
Principal Funds	Principal Funds
P.O. Box 219971	430 W. 7th Street, Ste. 219971
Kansas City, MO 64121-9971	Kansas City, MO 64105-1407
You may speak with a Client Relations Specialist by calling 1-800-222-5852, between 7:00 a.m. and 7:00 p.m. Central Time on any day that the NYSE is open.
To obtain Automated Clearing House (“ACH”) or wire instructions, please contact a Client Relations Specialist.
For additional information about Principal Funds, Inc., go to www.PrincipalAM.com.
PURCHASE OF FUND SHARES
Principal Funds, Inc. offers funds in multiple share classes: A, C, J, Institutional, R-1, R-3, R-4, R-5, R-6, and S. Funds available in multiple share classes have the same investments, but differing expenses. Institutional Class and Classes A, C, J, R-1, R-3, R-4, R-5, and R-6 shares are available in this Prospectus.

The Funds reserve the right to refuse or cancel any purchase orders, including those by exchange, for any reason. For example, the Funds do not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders from market timers or investors that, in PGI’s opinion, may be disruptive to the Funds. For these purposes, PGI may consider an investor’s trading history in the Funds or other funds advised by PGI and accounts under common ownership or control.
PGI may recommend to the Board, and the Board may elect, to close certain Funds or share classes to new investors or to close certain Funds or share classes to new and existing investors.
The Registrant will not issue certificates for shares.
No salesperson, broker-dealer, or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been provided or made by the Registrant, a Fund, PGI, any sub-advisor, or Principal Funds Distributor, Inc.
Procedures for Opening an Account
Classes A and C Shares
Shares of the Funds are generally purchased through Financial Professionals. Financial Professionals may establish shareholder accounts according to their procedures or they may establish shareholder accounts directly with the Funds by visiting our website to obtain the appropriate forms.
Your Financial Professional can help you buy shares of the Funds by mail, through bank wire, direct deposit, or Automatic Investment Plan (“AIP”). No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed). An investment in a Fund may be held in various types of accounts, including individual, joint ownership, trust, and business accounts. The Funds also offer a range of custodial accounts for those who wish to invest for retirement and/or education expenses. Prospective shareholders should consult with their Financial Professional before making decisions about the account and type of investment that are appropriate for them.
Class J Shares
Class J shares are currently available through registered representatives of:
•Principal Securities, Inc. (“PSI”) who are also employees of Principal Life distribution channels used to directly market certain products and services of subsidiaries of Principal Financial Group, Inc. as well as provide retirement plan services and education on topics such as investing and retirement. These PSI registered representatives are with Principal Connection (part of Principal Bank), and
•Selected broker-dealers that have entered into a selling agreement to offer Class J shares.
Class J shares are also available through an online IRA rollover tool on www.principal.com.
For more information about Class J shares of the Funds, please call Principal Connection at 1-800-247-8000.
Institutional Class and Classes R-1, R-3, R-4, R-5, and R-6 Shares
Shares of the Funds are generally purchased through Financial Professionals. There are no sales charges on Institutional Class and Classes R-1, R-3, R-4, R-5, and R-6 shares of the Funds.
Shareholder accounts in these share classes are generally maintained under an open account system. Under this system, an account is opened and maintained for each investor (generally within an omnibus account, plan level account, or institutional investor). Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by the Funds as evidence of ownership of Fund shares. Contact your Financial Professional for additional information on how to buy shares.
Verification of Identity
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we (or your Financial Professional) may ask for your name, address, date of birth, and other information that will allow us (or your Financial Professional) to verify your identity. We (or your Financial Professional) may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity on a timely basis, we may close your account or take such other action as we deem appropriate.
The Funds will not establish accounts with foreign addresses. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder’s account, we are unable to process any purchases or exchanges on that account. The Funds will not establish accounts that are for the benefit of a business/organization that is illegal under Federal and/or state law (such as a marijuana clinic) or a person who owns or receives income from such an entity or whose source of funds is illegal.
Eligible Purchasers
You must be an eligible purchaser for a particular share class to buy shares of a Fund available in that share class. At the sole discretion of the Distributor, the Fund may broaden or limit the designation of eligible purchasers, permit certain types of investors to open new accounts, impose further restrictions on purchases, or reject any purchase orders, all without prior notice. The Funds' shares may not be offered in every state. Please check with your Financial Professional or our home office for state availability.
Institutional Class and Classes R-1, R-3, R-4, R-5, and R-6 Shares
Some eligible purchasers (as listed below) purchase shares through plans or other intermediaries; such plans or intermediaries may impose fees in addition to those charged by the Funds. The services or share classes available to you may vary depending upon how you wish to purchase shares of the Fund. Each investor’s financial considerations are different. You should speak with your Financial Professional to help you decide which share class is best for you.

Eligible purchasers currently include, but are not limited to:	Inst.	R-1	R-3	R-4	R-5	R-6
retirement and pension plans to which Principal Life Insurance Company (“Principal Life”) provides recordkeeping services	X	X	X	X	X	X
separate accounts of Principal Life	X	X	X	X	X	X
Principal Life or any of its subsidiaries or affiliates	X	X	X	X	X	X
any fund distributed by PFD if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds	X	X	X	X	X	X
clients of Principal Global Investors, LLC	X	X	X	X	X	X
certain employer sponsored retirement plans with plan level omnibus accounts	X	X	X	X	X	X
certain pension plans and employee benefit plans	X	X	X	X	X	X
certain retirement account investment vehicles administered by foreign or domestic pension plans	X	X	X	X	X	X
an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement between the intermediary and PFD or its affiliate	X	X	X	X	X	X
certain retirement plan clients that have an organization, approved by Principal Life, for purposes of providing plan recordkeeping services	X	X	X	X	X	X
investors investing at least $1,000,000 per fund	X					X
sponsors, recordkeepers, or administrators of wrap account, mutual fund asset allocation, or fee-based programs or participants in those programs	X					X
certain institutional investors that provide recordkeeping for retirement plans or other employee benefit plans	X					X
institutional clients that Principal Life has approved for purposes of providing plan recordkeeping	X					X
institutional investors investing for their own account, including banks, trust companies, financial intermediaries, corporations, endowments and foundations	X					X
collective trust funds, fund of funds or other pooled investment vehicles, and entities acting for the account of a public entity	X					X
certain clients of a private banking division pursuant to a written agreement between the bank and PFD or its affiliate	X					X
the portfolio manager of any advisor to the fund	X
certain institutional investors with special arrangements (for example, insurance companies, employee benefit plans, retirement plans, and Section 529 Plans, among others)	X					X
retirement plans and IRAs investing through a retirement marketplace enabled by state legislation	X

Class R-1 Shares
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. However, if a retirement plan currently offers Class R-1 shares, such plan will be allowed to continue to invest in this share class through Funds it currently offers in its plans or Funds it adds to its plans.
MidCap Fund
For retail investors (i.e., non-employer sponsored retirement plan investors), effective as of the close of the NYSE on June 14, 2013, and for employer-sponsored retirement plan investors, effective as of the close of the NYSE on August 15, 2013, the MidCap Fund is no longer available for purchases from new investors except in limited circumstances, such as the following:
•Shareholders, including those in omnibus accounts, who owned shares of the MidCap Fund as of June 14, 2013 (for retail investors, i.e., non-employer sponsored retirement plan investors) or August 15, 2013 (for employer-sponsored retirement plan investors), may continue to make purchases, exchanges, and dividend or capital gains reinvestment in existing accounts.
•Registered Investment Advisor (RIA) and bank trust firms that have an investment allocation to the MidCap Strategy (i.e., investments in the same strategy used in collective investment trust, separately managed accounts, individually managed accounts, or insurance separate accounts) in a fee-based, wrap, or advisory account, may continue to add new clients, purchase shares, and exchange into the MidCap Fund. The MidCap Fund will not be available to new RIA and bank trust firms.
•Shareholders through accounts at private banks may continue to purchase shares and exchange into the MidCap Fund. Private banks that have an investment allocation to the MidCap Strategy may add new clients to the MidCap Fund. The MidCap Fund will not be available to private bank or private bank platforms not already investing in the MidCap Strategy.
•Shareholders in broker/dealer wrap or fee-based programs that have an investment allocation to the MidCap Fund may continue to purchase shares and exchange into the MidCap Fund. Existing broker/dealer wrap or fee-based programs may add new participants.
•Shareholders in certain types of retirement plans (including 401(k)s, SEPs, SIMPLEs, 403(b)s, etc.) may continue to purchase shares and exchange into the MidCap Fund. New participants in these plans may elect to purchase shares of the MidCap Fund.
•Shareholders within brokerage accounts may continue to purchase shares of the MidCap Fund; however, new brokerage accounts will not be permitted to begin investing in the MidCap Fund after June 14, 2013.
•529 plans that include the MidCap Fund within their investment options may continue to purchase shares and exchange into the MidCap Fund.
•Investors who have a direct investment in the MidCap Strategy may, subject to the approval of the Distributor, purchase shares in the MidCap Fund.
•Shareholders that invest through accounts with Principal Securities, Inc.
At the sole discretion of the Distributor, the MidCap Fund may permit certain types of investors to open new accounts, impose further restrictions on purchases, or reject any purchase orders, all without prior notice.
Money Market Fund
The Money Market Fund qualifies as a retail money market fund; therefore, it uses amortized cost to value its portfolio securities, transacts at a $1.00 share price, and maintains a $1.00 stable NAV.
Natural Persons. As a retail money market fund, the Money Market Fund has adopted policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons (whether investing directly or through an intermediary). A natural person is an individual human being with sole or shared voting and/or investment power over the investment. New sales or exchanges into the Money Market Fund by investors who do not meet the definition of a natural person (whether investing directly or through an intermediary) will not be allowed. If a non-natural person invests (whether directly or through an intermediary) in the Money Market Fund, the Money Market Fund will involuntarily redeem those investors. The Money Market Fund will provide 60-days advance notice prior to involuntarily redeeming shares owned by investors who do not meet the definition of a natural person (whether investing directly or through an intermediary).

Investment Company Purchasers
Each Fund is an investment company registered with the SEC under the 1940 Act. If a purchaser of Fund shares is also a registered investment company or a private fund relying on Section 3(c)(1) or Section 3(c)(7) of the 1940 Act, it may be limited by the 1940 Act in the amount of Fund shares it can purchase (i.e., Section 12(d)(1)(A)). Such purchaser must comply with such limitations or avail itself, if possible, of any applicable exemptions from such limitations (e.g., a registered investment company may rely on Rule 12d1-4 of the 1940 Act).
Minimum Investments
Classes A, C, and J Shares
Principal Funds has a minimum initial investment amount of $1,000 and a minimum subsequent investment amount of $100. Initial and subsequent investment minimums apply on a per-Fund basis for each Fund in which a shareholder invests.
Shareholders must meet the minimum initial investment amount of $1,000 unless an Automatic Investment Plan (“AIP”) is established. With an AIP, the minimum initial investment is $100. Accounts or automatic payroll deduction plans established with an AIP that do not meet the minimum initial investment must maintain subsequent automatic investments that total at least $1,200 annually.
Minimum initial and subsequent investments may be waived on accounts set up for: certain employee benefit plans; retirement plans qualified under Internal Revenue Code Section 401(a); payroll deduction plans submitting contributions in an electronic format devised and/or approved by the Fund; and purchases through an omnibus account with a broker-dealer, investment advisor, or other financial institution.
Institutional Class and Classes R-1, R-3, R-4, R-5, and R-6 Shares
There are no minimum initial or subsequent investment requirements for an investor who otherwise qualifies as an eligible purchaser.
Payment
Classes A, C, and J Shares
Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check), bank wire, direct deposit, or Automatic Investment Plan (“AIP”). No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed). We consider your purchase of Fund shares by check to be your authorization to make an automated clearing house (“ACH”) debit entry to your account. We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers’ checks, credit card checks, and foreign checks.
The Funds may, in their discretion and under certain limited circumstances, accept securities as payment for Fund shares at the applicable net asset value (“‘NAV”). For federal income tax purposes, a purchase of shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. Each Fund will value securities used to purchase its shares using the same method the Registrant uses to value its portfolio securities as described in this Prospectus.
You may reinvest your redemption proceeds, dividend payment, or capital gain distribution without an initial sales charge or contingent deferred sales charge, in the same share class of any other Fund of Principal Funds within 90 days of the date of the redemption. To purchase the shares without a sales charge (initial or contingent deferred) as described in this section, the shareholder must notify Principal Funds at the time of reinvestment that the shareholder is reinvesting proceeds within 90 days of the date of redemption. The original redemption will be considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested within 90 days. If a loss is realized on the sale, the reinvestment may be subject to the “wash sale” rules resulting in the postponement of the recognition of the loss for tax purposes.
Your Financial Professional can help you make a direct deposit from your paycheck (if your employer approves) or from a government allotment. Direct deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Funds account(s). You can request a Direct Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent’s bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

Your Financial Professional can help you establish an Automatic Investment Plan (“AIP”). You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made (if none is selected, the investment will be made on the 15th of the month). If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day before your selected day.
Institutional Class and Classes R-1, R-3, R-4, R-5, and R-6 Shares
Payments are generally to be made through your plan or intermediary. We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers’ checks, credit card checks, and foreign checks.
For Institutional Class shareholders investing through a retirement marketplace enabled by state legislation, please contact Principal Funds by calling 1-800-222-5852, between 7:00 a.m. and 7:00 p.m. Central Time on any day that the NYSE is open.
Automatic Conversion of Class C Shares
Effective April 19, 2021, Class C shares held for eight years after purchase will automatically convert to Class A shares of the same Fund. The automatic conversion will generally occur on the 22nd day of each month or, if the 22nd day is not a business day, on the next business day (each, a “Conversion Date”). If the eighth anniversary of a purchase of Class C shares falls on a Conversion Date, a shareholder’s Class C shares will be automatically converted on that date. If the eighth anniversary occurs between Conversion Dates, a shareholder’s Class C shares will be automatically converted on the next Conversion Date after such anniversary. Automatic conversions will be on the basis of the NAV per share, without the imposition of any sales charge (including a CDSC), fee, or other charge. Automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.
Class C shares of a Fund acquired through a reinvestment of dividends and distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of that Fund that were not acquired through reinvestment of dividends and distributions.
Class C shares held through a financial intermediary in certain omnibus accounts may be converted by the financial intermediary once it is determined that the Class C shares have been held for the required period. It is the financial intermediary’s (and not the Fund’s) responsibility to maintain appropriate supporting records and to ensure that the shareholder is credited with the proper holding period, and it is the responsibility of the shareholder or their financial intermediary to determine that the shareholder is eligible for the conversion. Additionally, some intermediaries may have adopted different policies and procedures related to the conversion of Class C shares, including shorter schedules for conversion. Please consult with your financial intermediary if you have any questions.
REDEMPTION OF FUND SHARES
Under normal circumstances, you may redeem shares of any class of the Funds at any time. There is no fee for any redemption. The Board has determined that it is not necessary to impose a fee upon the redemption of Fund shares because the Fund has adopted transfer restrictions as described in EXCHANGE OF FUND SHARES.
The shares you redeem will have the NAV per share that is next computed after the Fund receives and accepts your redemption order in proper and complete form. The amount you receive will be reduced by any applicable CDSC except as noted below; see CHOOSING A SHARE CLASS AND THE COSTS OF INVESTING — One-Time Fee — Contingent Deferred Sales Charge (“CDSC”) — CDSC Waiver. Your redemption proceeds will generally be sent on the next business day (a day when the NYSE is open for normal business) following the date on which your request is received and accepted in proper and complete form. Although you can redeem your shares at any time, if you purchased shares by check or ACH and subsequently request a redemption of those shares, your redemption proceeds will generally be delayed for seven calendar days after the purchase to allow a sufficient period of time to ensure your recent payment has been cleared by the relevant bank. To redeem shares purchased by check or ACH within the previous seven days, the Funds require redemption requests with respect to those shares to be submitted in writing or by telephone, unless you contact the Fund and make an alternate arrangement.
Under unusual circumstances, a Fund may suspend redemptions, or postpone payments for more than seven days, as permitted by federal securities law.

Under normal circumstances, the Funds expect to meet redemption requests through holdings of cash, the sale of investments held in cash equivalents, and/or by selling liquid index futures or other instruments used for cash management purposes. In situations in which such holdings are not sufficient to meet redemption requests, a Fund will typically borrow money through the Fund’s interfund lending facility or through a bank line-of-credit. No Fund can borrow under the bank line-of-credit while also a lender under the interfund lending facility. Funds may also choose to sell portfolio assets for the purpose of meeting such requests. Each Fund further reserves the right to distribute “in kind” securities from the Fund’s portfolio in lieu (in whole or in part) of cash under certain circumstances, including under stressed market conditions.
The agreement for the above-mentioned line of credit is with The Bank of New York Mellon.
Classes A, C, and J Shares
You will be charged a $10 wire fee if you have the sale proceeds wired to your bank. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made).
Distributions from IRA, SEP, SIMPLE, 403(b), and SAR-SEP accounts may be taken as:
•lump sum of the entire interest in the account,
•partial interest in the account, or
•periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age 59½.
Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.
Generally, sales proceeds are:
•payable to all owners on the account (as shown in the account registration) and
•mailed to the address on the account (if not changed within the last 15 days) or sent by wire or ACH to previously authorized U.S. bank account (if not added or changed within the last 15 days).
For other payment arrangements, please call Principal Funds. You should also call Principal Funds for special instructions that may apply to sales from accounts:
•when an owner has died;
•for certain employee benefit plans; or
•owned by corporations, partnerships, agents, or fiduciaries.
Except as described above, you may redeem shares of the Funds in any of the following ways:
By Mail
To sell shares by mail, you must:
•Send a letter or our distribution form, which is signed by an owner of the account,
•Specify the account number, and
•Specify the number of shares or the dollar amount to be sold.
If you send a letter rather than our distribution form, the letter must be in a form acceptable to the Fund.
By Telephone or Website, in amounts of $100,000 or less
To sell shares by telephone:
•The request may be made by a shareholder or by the shareholder’s Financial Professional.
•The combined amount requested from all funds to which the redemption request relates is $100,000 or less.
•The address on the account must not have been changed within the last 15 days and telephone privileges must apply to the account from which the shares are being sold.
•Wire or ACH to a previously authorized U.S. bank account that must not have been added or changed within the last 15 days.
•If our phone lines are busy or our website is unavailable, you may need to send in a written sell order.
Telephone and/or Website redemption privileges are NOT available for all account types.

Class A shares of Money Market Fund: Sell shares by checkwriting
•Checkwriting must be elected on initial application or by written request to Principal Funds. Such election continues in effect until the Fund receives written notice revoking or changing the election.
•The Fund can only sell shares after your check making the Fund investment has cleared your bank.
•Checks must be written for at least $250. The Fund reserves the right to increase the minimum check amount.
•The rules of the bank on which the checks are drawn concerning checking accounts apply.
•If the account does not have sufficient funds to cover the check, it is marked “Insufficient Funds” and returned (the Fund may revoke checkwriting on accounts on which “Insufficient Funds” checks are drawn).
•Accounts may not be closed by withdrawal check (accounts continue to earn dividends until checks clear and the exact value of the account is not known until the check is received by the bank).
•Checkwriting is available only for non-qualified accounts.
•Neither the Fund, the bank, nor PGI shall incur any liability for honoring the checks, selling shares to pay checks, or for returning checks unpaid.
•Checkwriting may be converted to a point-of-purchase debit from your account. This only applies if such service is available at the business with which you are doing business.
Classes A, C, J, and Institutional Shares - Systematic Withdrawal Plans
You may set up a systematic withdrawal plan on a monthly, quarterly, semiannual, or annual basis to sell enough shares to provide a fixed amount of money ($100 minimum amount; the required minimum is waived to the extent necessary to meet the required minimum distribution as defined by the Internal Revenue Code).
You can set up a systematic withdrawal plan by:
•completing the applicable section of the application,
•sending us your written instructions,
•completing a Systematic Withdrawal Plan Request form, or
•calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).
Your systematic withdrawal plan continues until:
•you instruct us to stop or
•your Fund account balance is zero.
When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year before your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us. Sales made under your systematic withdrawal plan will reduce and may eventually exhaust your account. The Fund from which the systematic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.
Institutional Class and Classes R-1, R-3, R-4, R-5, and R-6 Shares
You may redeem shares of the Funds in any of the following ways:
Through an Employer Sponsored Retirement Plan Administrator or Record-Keeper
If you own Fund shares in an eligible retirement or employee benefit plan, you must sell your shares through the plan’s administrator or record-keeper.
Through your Financial Professional
If your Fund shares are held for you in nominee form, you must sell those shares through your intermediary or dealer.
By Mail
To sell shares by mail, you must:
•Send a letter or our distribution form, which is signed by an owner of the account,
•Specify the account number, and
•Specify the number of shares or the dollar amount to be sold.
If you send a letter rather than our distribution form, the letter must be in a form acceptable to the Fund.

By Telephone
To sell shares by telephone:
•Telephone privileges must apply to the account from which the shares are sold.
•A shareholder or the shareholder’s Financial Professional may request to sell shares by telephone.
•A maximum amount (listed below) of redemption requests will be permitted per day per account, as the combined amount from all funds, provided the proceeds are to be sent to a previously authorized U.S. bank account that must not have been added or changed within the last 15 days:
◦$10,000,000 for Institutional Class.
◦$500,000 for Classes R-1, R-3, R-4, R-5, and R-6.
•A maximum of $500,000 of redemption requests will be permitted per day, as the combined amount from all funds, provided the proceeds are to be sent by check through the mail to the address on the account and such address must not have changed within the last 15 days.
•If our telephone lines are busy, you may need to send in a written sell order.
Distributions in Kind
Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution of “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. In addition, the securities received will be subject to market risk until sold. Typically, such in kind redemptions would be distributed pro rata. Each Fund will value securities used to pay redemptions in kind using the same method the Registrant uses to value its portfolio securities as described in this Prospectus.
Money Market Fund
Liquidity Fees on Redemptions. As a retail money market fund, the Money Market Fund has adopted policies and procedures regarding the imposition of liquidity fees on redemptions. The imposition of liquidity fees affects checkwriting and exchanges into the Money Market Fund.
Imposition. If the Money Market Fund’s Board determines that a liquidity fee is in the best interests of the Fund, the Fund must institute a liquidity fee (not to exceed 2% of the value of the shares redeemed). This discretionary liquidity fee will be applied to all shares for which redemption requests are submitted.
Duration. A discretionary liquidity fee will commence if the Board determines to impose it (as early as the same day the Board makes the determination) and will remain in place until the Board determines that imposing the discretionary liquidity fee is no longer in the best interests of the Money Market Fund.
Investor Communications. The Money Market Fund will communicate the imposition or lifting of a liquidity fee in various ways, including:
•filing a prospectus supplement,
•filing Form N-CR, and/or
•posting information on its website.
Use of Fee Proceeds
The liquidity fees imposed by the Money Market Fund will be used to offset the costs of liquidity incurred by the Fund for redeeming shareholders and to protect the Fund’s NAV.
Tax Consequences to the Money Market Fund and Investors of the Fund’s Receipt of Liquidity Fees
It is currently anticipated that shareholders of money market funds that impose a liquidity fee may generally treat the fee on the redemption as offsetting the shareholder’s amount realized on the redemption (thereby decreasing the shareholder’s gain, or increasing the shareholder’s loss, on the redeemed amount). The fund anticipates using 100% of a liquidity fee to help repair a market-based net asset value per share that was below $1.00.
Liquidity fees are expected to be non-taxable to the Fund. A money market fund that uses amortized cost to maintain a stable share price of $1.00 may need to distribute to its remaining shareholders sufficient value to prevent the fund from breaking the buck on the upside (i.e., by rounding up to $1.01 in pricing its shares), if the imposition of liquidity fees causes the fund’s market-based net asset value to reach $1.0050. To the extent that the fund has sufficient earnings and profits to support the distribution, the additional dividends would be taxable as ordinary income to shareholders and would be eligible for deduction by the funds. Any distribution in excess of the fund’s earnings and profits is treated as a return of capital, which would reduce your cost basis in the fund shares.

Liquidation. If the Government Money Market Fund or Money Market Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or if the Government Money Market Fund’s or Money Market Fund’s price per share, rounded to the nearest one percent, has deviated from $1.00 or the Board determines that such deviation is likely to occur, the Board can irrevocably approve the liquidation of the Government Money Market Fund or Money Market Fund. The Money Market Fund does not have to impose liquidity fees or redemption gates prior to making the determination to liquidate.
EXCHANGE OF FUND SHARES
An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds. All exchanges completed on the same day are considered a single exchange for purposes of the exchange limitations described below. To prevent excessive exchanges, and under other circumstances where the Board or PGI believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange, or close an account.
Classes A, C, and J Shares
Your shares in the Funds (except Money Market) may be exchanged without a sales charge or CDSC for the same class of any other Principal Funds. However, the original purchase date of the shares from which an exchange is made is used to determine if newly acquired shares are subject to a CDSC when they are sold. The Fund reserves the right to revise or terminate the exchange privilege at any time.
You may exchange shares by:
•sending a written request to Principal Funds,
•using our website, or
•calling us, if you have telephone privileges on the account.
Exchanges from Money Market Fund
Class A shares of Money Market Fund may be exchanged into:
•Class A shares of other Funds.
•If Money Market Fund shares were acquired by direct purchase, a sales charge will be imposed on the exchange into other Class A shares.
•If Money Market Fund shares were acquired by (1) exchange from other Funds, (2) conversion of Class B shares, or (3) reinvestment of dividends earned on Class A shares that were acquired through exchange, no sales charge will be imposed on the exchange into other Class A shares.
•Class C shares of other Funds - subject to the applicable CDSC.
Automatic Exchange Election
This election authorizes an exchange from one Fund of Principal Funds to another Fund of Principal Funds on a monthly, quarterly, semi-annual, or annual basis. You can set up an automatic exchange by:
•completing the Automatic Exchange Election section of the application,
•calling us if telephone privileges apply to the account from which the exchange is to be made,
•sending us your written instructions, or
•completing an Automatic Exchange Election form.
Your automatic exchange continues until:
•you instruct us to stop (by calling us if telephone privileges apply to the account or sending us your written instructions) or
•your Fund account balance of the account from which shares are redeemed is zero.
You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year before your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

General
•An exchange by any joint owner is binding on all joint owners.
•If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options, and dealer of record as the account from which the shares are being exchanged.
•All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
•You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore, exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:
•accounts with identical ownership,
•an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership,
•a single owner to a Uniform Transfers to Minors Act (“UTMA”) account if the owner of the single owner account is also the custodian on the UTMA account, or
•a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).
The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss.
Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Funds available to the employee benefit plan. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.
Institutional Class and Classes R-1, R-3, R-4, R-5, and R-6 Shares
A shareholder, which may include a beneficial owner of shares held in nominee name or a participant in a participant-directed employee benefit plan, may exchange Fund shares under certain circumstances. In addition to any restrictions an intermediary (which may include, without limitation, an employee retirement plan or other employee benefit plan, plan administrator, plan record keeper, or managed account provider) imposes, Fund shares may be exchanged, without charge, for shares of the same share class of any other Fund of the Principal Funds, provided that:
•the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund,
•the share class of such other Fund is available through the intermediary,
•the share class of such other Fund is available in the shareholder’s state of residence, and
•with respect to shares purchased through an intermediary that is willing and able to impose the 30-day exchange or repurchase restriction described below, the shareholder has not exchanged shares of the Fund within 30 days preceding the exchange, unless the shareholder is exchanging into the Money Market Fund.
With respect to shares purchased through an intermediary that is willing and able to impose a 30-day exchange or repurchase restriction, an order to purchase shares of any Fund, except shares of the Money Market Fund, will be rejected if the shareholder redeemed shares from that Fund within the preceding 30-day period. The 30-day exchange or purchase restriction does not apply to exchanges or purchases made on a scheduled basis such as scheduled periodic portfolio rebalancing transactions or to transactions by managers of funds of funds in shares of the underlying Funds.
If Fund shares are purchased through an intermediary that is unable or unwilling to impose the 30-day exchange or repurchase restriction described above, Fund management may waive this restriction based on:
•exchange and repurchase limitations that the intermediary is able to impose if, in management’s judgment, such limitations are reasonably likely to prevent excessive trading in Fund shares; or
•the implementation of other transaction monitoring management believes is reasonably likely to identify and prevent excessive trading in Fund shares.
The Funds' transfer agent employs transaction monitoring that management believes is reasonably likely to identify and prevent excessive trading in Fund shares. The 30-day exchange or repurchase restriction described above is not imposed with respect to shares held directly with the Funds' transfer agent. However, such shares may be purchased through an intermediary that imposes such an exchange or repurchase restriction.
Shares of the Government Money Market Fund are not available for exchanges.

DIVIDENDS AND DISTRIBUTIONS
Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. Each Fund pays its net investment income to record date shareholders. The payment schedule is as follows:

Fund/Portfolio	Daily	Monthly	Quarterly (March, June, September, and December)	Yearly (in December)
California Municipal	X
Core Fixed Income	X
Core Plus Bond		X
Diversified Income		X
Diversified International				X
Equity Income			X
Finisterre Emerging Markets Total Return Bond		X
Global Emerging Markets				X
Global Real Estate Securities				X
Government & High Quality Bond	X
Government Money Market	X
High Income		X
High Yield	X
Inflation Protection				X
International I				X
LargeCap Growth I				X
LargeCap S&P 500 Index				X
LargeCap Value III				X
MidCap				X
MidCap Growth				X
MidCap Growth III				X
MidCap S&P 400 Index				X
MidCap Value I				X
Money Market	X
Overseas				X
Principal Capital Appreciation				X
Principal LifeTime 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, 2070				X
Principal LifeTime Hybrid 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, 2070				X
Principal LifeTime Hybrid Income				X
Principal LifeTime Strategic Income				X
Real Estate Securities			X
SAM Balanced			X
SAM Conservative Balanced			X
SAM Conservative Growth				X
SAM Flexible Income		X
SAM Strategic Growth				X
Short-Term Income	X
SmallCap				X
SmallCap Growth I				X
SmallCap S&P 600 Index				X
SmallCap Value II				X
Tax-Exempt Bond	X
For more details on the payment schedule, go to: www.principal.com/tax-center.
Daily dividend funds declare dividends of daily net investments income each day their shares are priced. Daily funds distribute their accumulated declared dividends monthly. You may ask to have your dividends paid to you in cash. If you do not request cash payment, your dividend will be applied to purchase additional shares of the Fund monthly.

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day before the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.
The Government Money Market and Money Market Funds do not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.
Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid; however, you may authorize (on your application or at a later time) the distribution to be:
•invested in shares of another of the Principal Funds without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
•paid in cash, if the amount is $10 or more.
Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such, regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.
To the extent that distributions the Fund pays are derived from a source other than net income (such as a return of capital), you will receive a notice disclosing the source of such distributions. Furthermore, such notice will be posted monthly on our website at www.principal.com/tax-center. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.
A Fund’s payment of income dividends and capital gains has the effect of reducing the share price by the amount of the payment. Distributions from a Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax. For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.
FREQUENT PURCHASES AND REDEMPTIONS
The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of Fund shares. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.
Frequent purchases and redemptions pose a risk to the Funds because they may:
•    Disrupt the management of the Funds by:
◦forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Funds; and
◦causing unplanned portfolio turnover;
•Hurt the portfolio performance of the Funds; and
•Increase expenses of the Funds due to:
•    increased broker-dealer commissions and
•    increased recordkeeping and related costs.
Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. The Funds have adopted procedures to “fair value” foreign securities owned by the Funds each day to discourage these market timing transactions in shares of the Funds.

The Board has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor shareholder trading activity to identify and take action against abuses. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying funds in which the funds of funds invest could flow through to the funds of funds as they would for any fund shareholder. If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
•Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
•Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
•Limiting the number of exchanges during a year; and
•Taking such other action as directed by the Fund.
We expect the Government Money Market Fund to be used by shareholders for short-term investing and by certain selected accounts utilizing the Fund as a sweep vehicle. Therefore, reasonably frequent purchases and redemptions of Fund shares by shareholders do not present risks for other shareholders of the Fund, and the policies and procedures adopted by the Board of the Fund as applicable to other Funds are generally not applicable with respect to frequent purchases and redemptions of Fund shares.
The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed before a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held before the exchange. We will give the shareholder written notice in this instance.
Institutional Class and Classes R-1, R-3, R-4, R-5, and R-6 Shares
In addition to taking any of the foregoing actions, if we, or a Fund, deem abusive trading practices to be occurring, we may require a holding period of a minimum of 30 days before permitting exchanges among the Funds where there is evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption).
The Funds have adopted an exchange frequency restriction for these classes, described above in “Exchange of Fund Shares” to limit excessive trading in fund shares.
TAX CONSIDERATIONS
It is a policy of each Fund to make distributions of substantially all of its respective investment income and any net realized capital gains. Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or are reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.
Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate for individuals and taxable trusts, some individuals and taxable trusts will be subject to a 20% tax rate), regardless of how long you have held your shares. Distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains. Some high-income individuals and taxable trusts will be subject to a Medicare 3.8% tax on unearned net investment income.
A return of capital is a non-dividend distribution that is not paid out of the earnings and profits of the Fund. A return of capital distribution is generally not taxed until your investment in the Fund has been recovered. A return of capital reduces your cost basis in the Fund, which may increase your tax liability upon the sale of your Fund shares or upon subsequent distributions in respect of your investment in the Fund.

Because of tax law requirements, you must provide the Fund with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is imposed at a rate of 24%. The Fund is required, in certain cases, to withhold and remit to the U.S. Treasury 24% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder who has provided either an incorrect tax identification number or no number at all, who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other “exempt recipient.”
A shareholder recognizes gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder’s adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund is considered capital gain or loss (long-term capital gain or loss if the shares were held for longer than one year). However, any capital loss arising from the sales or redemption of shares held for six months or less is disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) is treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income under current rules.
If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of such shares less than 91 days after they are acquired, and subsequently acquires shares of the Fund or another fund at a reduced sales charge pursuant to a right to reinvest at such reduced sales charge acquired in connection with the acquisition of the shares disposed of, then the sales charge on the shares disposed of (to the extent of the reduction in the sales charge on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.
Any gain resulting from the redemption or exchange of your shares will generally also be subject to tax. For shares acquired after January 1, 2012, you will need to select a cost basis method to be used to calculate your reported gains and losses prior to or at the time of any redemption or exchange. If you do not select a method, the Funds' default method of average cost will be applied to the transactions. The cost basis method used on your account could significantly affect your taxes due and should be carefully considered. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.
Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.
Under U.S. Treasury Regulations, non-corporate Fund shareholders meeting certain holding period requirements may be able to deduct up to 20% of qualified REIT dividends passed through and reported to them by the Fund. The 20% deduction applies to qualified REIT dividends distributed during 2018-2025 tax years.
Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.
A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.
In addition, the Funds have elected and intend to qualify and be eligible to be treated each year as regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). The Funds must satisfy certain diversification and qualifying income tests under the Code in order to qualify as RICs. If a Fund were to fail to qualify and be eligible to be treated as a RIC, the Fund would be subject to corporate-level taxation, thereby reducing the return on a shareholder's investment. In addition, a Fund could be required to recognize unrealized gains, pay taxes, and make distributions (which could be subject to interest charges) before requalifying for taxation as a RIC.
The information contained in this Prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Funds. You should consult your tax advisor before investing in the Funds.

Funds Investing in Securities Generating Tax-Exempt Income
Distributions designated as “exempt-interest dividends” by a Fund investing in securities generating tax-exempt income are generally not subject to federal income tax. However, if you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in such Funds may have on the federal taxation of your benefits. Some Funds may invest in “AMT-subject bonds,” which are municipal obligations issued to finance certain “private activities,” such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax (“AMT”). A portion of such Funds' distributions may, therefore, be subject to federal income taxes or to the federal individual alternative minimum tax. Some Funds may invest a portion of their assets in securities that generate income that is not exempt from federal (or state and local) income tax. Income exempt from federal tax may be subject to state and local income tax. In addition, any capital gains distributed by such Funds will be taxable as described in this section. A portion of the dividends paid by such Funds may be exempt from California State personal income tax, but not from California State franchise tax or California State corporate income tax. Corporate taxpayers should consult their tax advisor concerning the California state tax treatment of investments in such Funds.
CHOOSING A SHARE CLASS AND THE COSTS OF INVESTING
Before you invest, you should understand the characteristics of each share class so you can be sure to choose the class that is right for you. Fund and share class selections must be made at the time of purchase.
Classes differ regarding the costs associated with buying, redeeming, and holding shares. Which class is best for you depends upon:
•the dollar amount you are investing,
•the amount of time you plan to hold the investment,
•any plans to make additional investments in the Principal Funds, and
•eligibility to purchase the class.
The following sections describe the fees and expenses you may pay if you invest in a Fund. You may pay both one-time fees and ongoing fees. Fees and expenses are important because they lower your earnings. Before investing, you should be sure you understand the nature of different costs. Your Financial Professional can help you with this process and can help you choose the share class and Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance, and other factors. Financial Professionals may receive different compensation depending upon which class of shares you purchase.
Fees and Expenses of the Funds
Classes A, C, and J Shares
These share classes may include a front-end sales charge and/or contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. You may obtain more information about sales charge reductions and waivers from your Financial Professional.
In some cases, the initial sales charge or contingent deferred sales charge may be waived or reduced. Appendix B to this Prospectus, titled “Intermediary-Specific Sales Charge Waivers and Reductions,” contains information about intermediary-specific sales charge waivers and reductions that will be available if you purchase Fund shares through those intermediaries. The Prospectus discusses the initial sales charge or contingent deferred sales charge waivers or reductions that will be available if you purchase Fund shares directly from the Fund or through another intermediary not listed on Appendix B.
In all instances, to receive a waiver or reduction in the initial sales charge or contingent deferred sales charge, you or your Financial Professional must let the Fund know at the time you purchase or redeem shares that you qualify for such a waiver or reduction. It may be necessary for you to provide information and records, such as account statements, to determine your eligibility. If you or your Financial Professional do not let the Fund know that you are eligible for a waiver or reduction, you may not receive a sales charge discount to which you are otherwise entitled.
Class C Shares
Class C shares may not be suitable for large investments. Due to the higher expenses associated with Class C shares, it may be more advantageous for investors currently purchasing, intending to purchase, or with existing assets in amounts that may qualify for a reduced sales charge on Class A shares, including through Rights of Accumulation and/or Statement of Intent, to purchase Class A shares. Class C shares have higher annual expenses than Class A shares because they are subject to higher distribution fees.

The Fund seeks to prevent investments in Class C shares by shareholders with at least $1 million of investments in Principal Funds eligible for inclusion pursuant to Rights of Accumulation. If you are making an initial purchase of Principal Funds of $1,000,000 or more and have selected Class C shares, the purchase will be of Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Funds Class C share accounts and the combined value of the subsequent investment and your existing Classes A, C, and J share accounts combined for Rights of Accumulation purposes exceeds $1,000,000, the subsequent investment will be applied to purchase Class A shares of the Fund(s) you have selected.
Institutional Class and Classes R-1, R-3, R-4, R-5, and R-6 Shares
Fund shares are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on Fund shares purchased with reinvested dividends or other distributions.
However, if you purchase Institutional Class or Class R-6 shares through certain programs offered by certain financial intermediaries, you may be required to pay a commission and/or other forms of compensation to the broker, or to your Financial Professional or other financial intermediary. Shares of each Fund are usually available in other share classes that have different fees and expenses.
One-Time Fee - Initial Sales Charge
Class A Shares
The offering price for Class A shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, plus any applicable initial sales charge as shown in the table below. The right-hand column in the table indicates what portion of the sales charge is paid to Financial Professionals and their brokerage firms (“dealers”) for selling Class A shares.
Note:    Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher or lower than the percentages noted.
For more information regarding compensation paid to dealers, see “Distribution Plans and Intermediary Compensation.”

Fund(s): California Municipal, Tax-Exempt Bond
		Class A Sales Charge as % of:		Dealer Allowance as %
	Amount of Purchase	Offering Price	Amount Invested	of Offering Price
	Less than $100,000	3.75%	3.90%	3.00%
	$100,000 but less than $250,000	2.75%	2.83%	2.25%
	$250,000 or more	0.00%	0.00%	0.00%*
*
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $250,000 calculated as follows: 1.00% on purchases between $250,000 and $4,999,999, 0.75% on purchases between $5 million and $9,999,999, 0.50% on purchases between $10 million and 49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Classes A, C, and J shares.

Fund(s): Core Fixed Income, Government & High Quality Bond
		Class A Sales Charge as % of:		Dealer Allowance as %
	Amount of Purchase	Offering Price	Amount Invested	of Offering Price
	Less than $100,000	2.25%	2.30%	2.00%
	$100,000 but less than $250,000	1.75%	1.78%	1.50%
	$250,000 but less than $500,000	1.25%	1.27%	1.00%
	$500,000 or more	0.00%	0.00%	0.00%*
*
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $500,000 calculated as follows: 1.00% on purchases between $500,000 and $4,999,999, 0.50% on purchases between $5 million and $49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Classes A, C, and J shares.

Fund(s)/Portfolio(s): Core Plus Bond, Diversified Income, High Yield, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime Strategic Income, SAM Flexible Income
		Class A Sales Charge as % of:		Dealer Allowance as %
	Amount of Purchase	Offering Price	Amount Invested	of Offering Price
	Less than $100,000	3.75%	3.90%	3.00%
	$100,000 but less than $250,000	2.75%	2.83%	2.25%
	$250,000 but less than $500,000	1.50%	1.52%	1.00%
	$500,000 or more	0.00%	0.00%	0.00%*
*
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $500,000 calculated as follows: 1.00% on purchases between $500,000 and $4,999,999, 0.50% on purchases between $5 million and $49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Classes A, C, and J shares.

Fund(s): Short-Term Income
		Class A Sales Charge as % of:		Dealer Allowance as %
	Amount of Purchase	Offering Price	Amount Invested	of Offering Price
	Less than $100,000	2.25%	2.30%	2.00%
	$100,000 but less than $250,000	1.75%	1.78%	1.50%
	$250,000 or more	0.00%	0.00%	0.00%*
*
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $250,000 calculated as follows: 1.00% on purchases between $250,000 and $4,999,999, 0.50% on purchases between $5 million and 49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Classes A, C, and J shares.

Fund(s): LargeCap S&P 500 Index
	Class A Sales Charge as % of:		Dealer Allowance as %
Amount of Purchase	Offering Price	Amount Invested	of Offering Price
Less than $50,000	1.50%	1.52%	1.25%
$50,000 but less than $100,000	1.25%	1.27%	1.00%
$100,000 but less than $250,000	1.00%	1.01%	0.75%
$250,000 but less than $500,000	0.75%	0.76%	0.50%
$500,000 but less than $1,000,000	0.50%	0.50%	0.25%
$1,000,000 or more	0.00%	0.00%	0.25%

All other Funds/Portfolios (except Money Market Fund, for which there is no Class A sales charge)
		Class A Sales Charge as % of:		Dealer Allowance as %
	Amount of Purchase	Offering Price	Amount Invested	of Offering Price
	Less than $50,000	5.50%	5.82%	4.75%
	$50,000 but less than $100,000	4.75%	4.99%	4.00%
	$100,000 but less than $250,000	3.75%	3.90%	3.00%
	$250,000 but less than $500,000	3.00%	3.09%	2.50%
	$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%*
*
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1,000,000 and $4,999,999, 0.50% on purchases between $5 million and $49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Classes A, C, and J shares.

Initial Sales Charge Waiver or Reduction
Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge. The availability of certain sales charge waivers and reductions will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of initial (front-end) sales charge waivers or reductions. Such intermediary-specific sales charge variations are described in Appendix B to this prospectus, titled “Intermediary-Specific Sales Charge Waivers and Reductions.” If you purchase Fund shares through an intermediary listed on Appendix B, you will be eligible to the receive only the intermediary’s applicable waivers and reductions described on Appendix B. If you purchase Fund shares directly from the Fund or through an intermediary not listed on Appendix B, you will be eligible to receive only the following initial sales charge waivers and reductions. In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or reductions.
Initial Sales Charge Waiver - For Purchases of Fund Shares From the Fund or Through Intermediaries Not Listed on Appendix B
•No initial sales charge will apply to purchases of Fund shares if the purchase is of sufficient size as disclosed in the preceding “Class A Sales Charges” table.
•You may reinvest the Funds’ Class A share redemption proceeds without a sales charge within 90 days of the redemption, if you previously paid a sales charge. Shares invested directly within the Class A Money Market Fund are not eligible for this waiver; however, shares in the Money Market Fund that were obtained by exchange of another Fund that imposed an initial sales charge are eligible.
•A Fund’s Class A shares may be purchased without an initial sales charge by the following individuals, groups, and/or entities:
•current and former Directors of Principal Funds, member companies of Principal®, and their active or retired employees, officers, directors, brokers, or agents (for the life of the account). This also includes their immediate family members (spouse, domestic partner, children (regardless of age and including in-laws), and parents, including in-laws) and trusts created by or primarily for the benefit of these individuals;
•any employee or registered representative (and their immediate family members and employees) of an authorized broker-dealer or company that makes available shares of a Fund;
•clients investing in Class A shares through a “wrap account” or investment product offered through broker-dealers, registered investment advisors, and other financial institutions under which clients may pay a fee to the broker-dealer, registered investment advisor, or financial institution;
•any investor who buys Class A shares through an omnibus account held by financial intermediaries, such as a bank, broker-dealer, or other financial institution, and that does not accept or charge the initial sales charge;
•financial intermediaries who offer shares to self-directed investment brokerage accounts;
•retirement plans or benefit plans, or participants in such plans, where the plan’s investments in the Fund are part of an omnibus account. For clarification, such plans do not include individual retirement arrangements under IRC Section 408, such as Simplified Employee Pensions (SEP), SIMPLE IRAs or other IRAs; and
•shareholders who acquired Class A shares of Principal Capital Appreciation Fund through that fund's acquisition of Class J shares of the LargeCap Blend Fund II.
•The following two bullet points are only applicable to intermediaries that are affiliated with Principal Financial Group, Inc. A Fund’s Class A shares may be purchased without an initial sales charge by the following individuals, groups, and/or entities:
•Premier Credit Union when the shares are owned directly with Principal Funds; and
•non-ERISA clients of Principal Global Investors LLC.

Initial Sales Charge Reduction - For Purchases of Fund Shares From the Fund or Through Intermediaries Not Listed on Appendix B
(1)Rights of Accumulation. The sales charge varies with the size of your purchase. Purchases made by (i) you, your spouse or domestic partner, your children (including children of your spouse or domestic partner) age 25 or under, and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Classes A, C, and J shares of Principal Funds owned by such persons, plus (ii) the value of holdings by you or an immediate family member which includes your spouse, domestic partner, parent, legal guardian, child, sibling, stepchild, and father- or mother-in law of Classes A, C, and R Units of the Scholar’s Edge 529 Plan, to determine the applicable sales charge. Class A shares of the Money Market Fund are not included in the calculation unless they were acquired in exchange from other Principal Fund shares. If the total amount being invested in the Principal Funds is near a sales charge breakpoint, you should consider increasing the amount invested to take advantage of a lower sales charge.
(2)Statement of Intent (SOI). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. Purchases made by you, your spouse or domestic partner, or the children of you, your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Classes A, C, and J shares of Principal Funds owned by such persons. Purchases of Class A shares of Money Market Fund are not included. The sales charge is based on the total amount to be invested in a 13-month period. If the intended investment is not made (or shares are sold during the 13-month period), sufficient shares will be sold to pay the additional sales charge due. If a shareholder who signs an SOI dies within the 13-month period, no additional front-end sales charge will be required and the SOI will be considered met. An SOI is not available for 401(a) plan purchases.
(3)The maximum sales charge that applies to purchases of Class A shares by qualified plans administered by Expertplan, Inc. that were previously converted from B share plans is the sales charge that applies to purchases of at least $250,000 but less than $500,000 as described in the sales charge tables; the regular sales charge applies to purchases of $500,000 or more in such accounts and to all purchases of the Diversified Income Fund, LargeCap S&P 500 Index Fund, and Short-Term Income Fund shares.
(4)The maximum sales charge for all purchases made in an account that is included in a SIMPLE IRA, SEP, SAR-SEP, non-qualified deferred compensation, or payroll deduction plan established before March 1, 2002 with Principal Management Corporation as the Funds' transfer agent, is the sales charge that applies to purchases of at least $100,000 but less than $250,000 as described in the sales charge tables; the regular sales charge applies to purchases of $250,000 or more in such accounts and to all purchases of the Diversified Income Fund, LargeCap S&P 500 Index Fund, and Short-Term Income Fund shares. The reduced sales charge applies to purchases made by or on behalf of participants to such plans who became participants on or before July 28, 2007.
Class C Shares
Purchases of Class C shares are not subject to a front-end sales load. The offering price for Class C shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge. The Distributor currently pays authorized dealers commissions of up to 1.00% of the amount invested in Class C shares.
Institutional Class and Classes J, R-1, R-3, R-4, R-5, and R-6 Shares
Purchases of these classes of shares are not subject to a front-end sales load. The offering price for such shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge.
One-Time Fee - Contingent Deferred Sales Charge ("CDSC")
If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
The CDSC is based on the lesser of the market value at the time of redemption or the initial purchase price of the shares sold. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made determines if the newly acquired shares are subject to the CDSC when they are sold.

If you sell some but not all of the shares in your account, the shares not subject to a CDSC will be sold first. Other shares will be sold in the order purchased (first in, first out). The CDSC does not apply to shares redeemed according to a systematic withdrawal plan limited to no more than 1.00% per month (measured cumulatively for non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established.
Class A Shares
Class A shares purchased in amounts that are of sufficient size to qualify for a 0.00% sales charge, as disclosed in the “Class A Sales Charges” table, are generally subject to a CDSC of 1.00% (0.25% for the LargeCap S&P 500 Index Fund) if the shares are redeemed during the first 18 months after purchase (12 months after purchase for the California Municipal, Short-Term Income, and Tax-Exempt Bond Funds), unless the dealer, at its discretion, has waived the commission. The Distributor may pay authorized dealers commissions up to 1.00% of the price of such purchases.
There is no CDSC on Class A shares of the Money Market Fund that are directly purchased by the shareholder. However, for Class A Money Market Fund shares that are obtained through an exchange of shares from another Fund, the CDSC originally applicable to the purchase of such Fund’s shares will continue to apply.
The CDSC generally will not be imposed on redemptions of shares purchased through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, where no sales charge payments were advanced for purchases made through these entities.
Class C Shares
Each initial and subsequent purchase of Class C shares is subject to a CDSC of 1.00% for a period of 12 months from the date of purchase. Shares will be redeemed first from shares purchased through reinvested dividends and capital gain distributions, which are not subject to the CDSC, and then in order of purchase. Within 90 days after the sale of Class C shares, you may reinvest any amount of the sale proceeds in Class C shares and those shares purchased will not be subject to the 12-month CDSC.
Class J Shares
If you sell your Class J shares within 18 months of purchase, a CDSC may be imposed on the shares sold. The CDSC, if any, is determined by multiplying by 1.00% the lesser of the market value at the time of redemption or the initial purchase price of the shares sold. Within 90 days after the sale of Class J shares, you may reinvest the amount of the sale proceeds into any Principal Funds Class J shares Fund; shares purchased by redemption proceeds are not subject to the eighteen-month CDSC.
Institutional Class and Classes R-1, R-3, R-4, R-5, and R-6 Shares
These share classes are not subject to a CDSC.
CDSC Waiver
The CDSC may be waived on Classes A, C, and J shares of the Funds; waivers vary depending on how shares are purchased. Certain waivers and reductions apply when shares are purchased directly from the Fund; others apply when shares are purchased through an intermediary. Intermediaries may have different policies and procedures regarding the availability of waivers or reductions of the CDSC. Such intermediary-specific sales charge variations are described in Appendix B to this Prospectus, titled “Intermediary-Specific Sales Charge Waivers and Reductions.” If you purchase Fund shares through an intermediary listed on Appendix B, you will be eligible to the receive only the intermediary’s applicable waivers and reductions described on Appendix B. If you purchase Fund shares directly from the Fund or through an intermediary not listed on Appendix B, you will be eligible to receive only the following CDSC waivers and reductions. In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of redemption of any facts qualifying you for sales charge waivers or reductions.
CDSC Waiver - For Purchases of Fund Shares From the Fund or Through Intermediaries Not Listed on Appendix B
For Classes A, C, and J shares, the CDSC is waived on shares:
•redeemed within 90 days after an account is re-registered due to a shareholder's death;
•redeemed to pay surrender fees;
•redeemed to pay retirement plan fees;
•redeemed involuntarily from accounts with small balances;
•redeemed due to the shareholder's disability (as defined by the Internal Revenue Code) provided the shares were purchased before the disability;
•redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
•redeemed from a retirement plan to assure the plan complies with the Internal Revenue Code;

•redeemed from retirement plans qualified under Section 401(a) of the Internal Revenue Code due to the plan participant's death, disability, retirement, or separation from service after attaining age 55;
•redeemed from retirement plans to satisfy excess contribution rules under the Internal Revenue Code; or
•redeemed using a systematic withdrawal plan (up to 1% per month (measured cumulatively with respect to non-monthly plans) of the value of the fund account at the time, and beginning on the date, the systematic withdrawal plan begins). (The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.)
For Class J shares, the CDSC also is waived on shares:
•redeemed that were purchased pursuant to the Small Amount Force Out program (SAFO); or
•of the Money Market Fund redeemed within 30 days of the initial purchase if the redemption proceeds are transferred to another Principal IRA, defined as either a fixed or variable annuity issued by Principal Life Insurance Company to fund an IRA, a Principal Bank IRA product, or a WRAP account IRA sponsored by Principal Securities, Inc.
Ongoing Fees
The ongoing fees are the operating expenses of a Fund, which are described in the “Annual Fund Operating Expenses” table included in the Summary for each Fund. These expenses reduce the value of each share you own. Because they are ongoing, they increase the cost of investing in the Funds.
Each fund of funds, as a shareholder in the underlying funds, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of each fund of funds is net of the underlying funds’ operating expenses.
Each Fund pays ongoing fees to PGI and others who provide services to the Fund. These fees include:
•Management Fee (all Classes) - Through the Management Agreement with the Registrant, PGI has agreed to provide investment advisory services and corporate administrative services to the Funds.
•Distribution Fee (Classes A, C, J, R-1, R-3, and R-4) - Each Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for the foregoing classes, with the exception of the Money Market Fund, Class A. Under the plan, these classes of each Fund pay a distribution fee based on the average daily NAV of the Fund. These fees pay distribution and other expenses for the sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time, these fees may exceed other types of sales charges.
•Other Expenses (all Classes) - A portion of certain expenses are allocated to all classes of the Funds, unless an expense is specific to a particular share class. Other expenses include, for example, interest expense, expenses related to fund investments, and index licensing fees. Additional examples of other expenses include:
◦Transfer Agent Fee (all Classes) - Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Registrant under which PSS provides transfer agent services to these classes. For Class J shares, these services are currently provided at a rate that includes a profit; for Classes A, C, Institutional, and R-6 shares, these services are currently provided at cost. The Fund does not pay for these services for Classes R-1, R-3, R-4, and R-5 shares.
◦Certain Operating Expenses (Institutional Class and Classes A, C, J, and R-6) — Expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to shareholders of these classes, the cost of shareholder meetings held solely for shareholders of these classes, and other operating expenses of the Fund.
◦Service Fee (Classes R-1, R-3, R-4, and R-5) — PGI has entered into a Service Agreement with the Registrant under which PGI is required to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members), such as responding to plan sponsor and plan member inquiries.
◦Administrative Services Fee (Classes R-1, R-3, R-4, and R-5) — PGI has entered into an Administrative Services Agreement with the Registrant under which PGI is required to provide shareholder and administrative services for retirement plans and other beneficial owners of Fund shares.
•Acquired Fund Fees and Expenses (all Classes) - Fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.
DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION
Distribution and/or Service (12b-1) Fees
Principal Funds Distributor, Inc. (“PFD” or the “Distributor”) is the distributor for the shares of Principal Funds, Inc. PFD is an affiliate of Principal Life Insurance Company, a subsidiary of Principal Financial Group, Inc., and a member of Principal®.

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) for each of the Classes A, C, J, R-1, R-3, and R-4 shares of the Funds. Under the 12b-1 Plan, except as noted below, each Fund makes payments from its assets attributable to the particular share class to the Funds’ Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 Plan are made by the Funds to the Distributor pursuant to the 12b-1 Plan regardless of the expenses incurred by the Distributor. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to financial intermediaries whose customers are shareholders of the Funds for sales support services and for providing services to shareholders of that share class. Financial intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. These financial intermediaries include Principal Securities, Inc., a broker-dealer affiliated with PGI. Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Funds and may cost you more than other types of sales charges.
The maximum annual Rule 12b-1 fee for distribution-related expenses and/or for providing services to shareholders under each 12b-1 Plan (as a percentage of average daily net assets) is:

Share Class	Maximum Annualized Rate 12b-1 Fee
A(1)	0.25%(2)
C	1.00%
J	0.15%
R-1	0.35%
R-3	0.25%
R-4	0.10%
(1)     Class A shares of the Money Market Fund are not subject to Rule 12b-1 fees.
(2)     The maximum annualized Rule 12b-1 fee for Class A shares of the Government & High Quality Bond, LargeCap S&P 500 Index, and Short-Term Income Funds is 0.15%.
The Distributor generally uses Rule 12b-1 fees to finance any activity that is primarily intended to result in the sale of shares and for providing services to shareholders of the share class, and the activities vary depending on the share class. In addition to shareholder services, examples of such sales or distribution-related expenses include, but are not limited to:
•Compensation to salespeople and selected dealers, including ongoing commission payments.
•Printing of prospectuses and statements of additional information and reports for other-than-existing shareholders, and preparing and conducting sales seminars.
Examples of services to shareholders include furnishing information as to the status of shareholder accounts, responding to telephone and written inquiries of shareholders, and assisting shareholders with tax information.
Payments under the 12b-1 Plans will not automatically terminate for Funds that are closed to new investors or to additional purchases by existing shareholders. The Board will determine whether to terminate, modify, or leave unchanged the 12b-1 Plans when the Board directs the implementation of the closure of a Fund.
Classes A and C Shares
Generally, to receive 12b-1 fees from the Distributor, dealers or other intermediaries must be the dealer of record for shares with average daily net assets of at least $100,000. Generally, Class A shares must be held for three months before these fees are paid. In the case of Class C shares, generally these fees are not paid until such shares have been held for twelve months.
Class J Shares
Effective December 31, 2015, the Distributor has contractually agreed to limit the distribution fees attributable to Class J normally payable by the Money Market Fund. This waiver is in place through February 28, 2025 and will reduce the Money Market Fund’s distribution fees by 0.15%. It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the fee waiver prior to the end of the period.
Effective January 1, 2021, the Distributor has voluntarily agreed to limit the distribution fees attributable to Class J, reducing the Funds’ distribution fees for Class J shares by 0.020%.* This voluntary waiver may be revised or terminated at any time without notice to shareholders.
*For the period from December 31, 2016 to December 31, 2020, the voluntary waiver was 0.030%.

Commissions, Finder’s Fees, and Ongoing Payments
See “Choosing a Share Class and The Costs of Investing” for more details.
Class A Shares
All or a portion of the initial sales charge that you pay may be paid by the Distributor to intermediaries selling Class A shares. The Distributor may pay these intermediaries a commission of up to 1.00% on purchases of $1,000,000 or more (or $250,000 or $500,000 or more depending on the Fund purchased), which are not subject to initial sales charges.
Classes A, J, R-1, R-3, and R-4 Shares
Additionally, the Distributor generally makes ongoing 12b-1 fee payments to your intermediary at a rate that varies by class, as noted above under “Distribution and/or Service (12b-1) Fees.”
Class C Shares
The Distributor will pay, at the time of your purchase, a commission to your intermediary equal to 1.00% of your investment. Additionally, the Distributor generally makes ongoing 12b-1 fee payments to your intermediary as noted above under “Distribution and/or Service (12b-1) Fees.”
Additional Payments to Intermediaries
Shares of the Funds are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies.
Classes A, C, and J Shares
In addition to payments pursuant to 12b-1 plans, sales charges, commissions, and finder’s fees, including compensation for referrals, PGI or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency, and shareholder services. In some situations, the Fund will reimburse PGI or its affiliates for making such payments; in others, the Fund may make such additional payments directly to intermediaries.
PGI or its affiliates also pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.
Such additional payments vary, but generally do not exceed: (a) 0.25% of the current year’s sales of Fund shares by that intermediary and/or (b) 0.25% of average net asset value of Fund shares held by clients of such intermediary.
Institutional Class and Classes R-1, R-3, R-4, R-5, and R-6 Shares
In addition to payments pursuant to applicable 12b-1 plans, PGI or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency, and/or shareholder services. For Classes R-1, R-3, R-4, and R-5 shares, such compensation is generally paid out of the Service Fees and Administrative Services Fees that are disclosed in this Prospectus as Other Expenses. For Institutional Class shares, in some situations the Fund will reimburse PGI or its affiliates for making such payments; in others, the Fund may make such payments directly to the intermediaries.
PGI or its affiliates also pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.
For Institutional Class shares, such payments vary, but generally do not exceed: (a) 0.10% of the current year’s sales of Fund shares by that intermediary or (b) 0.10% of the average net asset value of Fund shares held by clients of such intermediary.
Principal Life Insurance Company is one such intermediary that provides services relating to Fund shares held in employee benefit plans, and it is typically paid all of the Service Fees and Administrative Services Fees pertaining to such plans, and it also is paid other compensation described in this section as payable to intermediaries.
The Distributor and its affiliates do not pay compensation to intermediaries (other than to affiliates of the Distributor) for distribution services or other services to Fund shareholders for Class R-6 shares. For more information, see the SAI.
Institutional Class and Classes A, C, J, R-1, R-3, R-4, R-5, and R-6 Shares
The intermediary may pay to its Financial Professionals some or all of the amounts the Distributor and its affiliates pay to the intermediary. The amounts paid to intermediaries vary by share class and by Fund.

In some cases, the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training, and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases, the Distributor will also provide payment or reimbursement for expenses associated with transactions (“ticket”) charges and general marketing expenses.
For more information, see the SAI.
The payments described in this Prospectus may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary’s website for more information about the total amounts paid to them by PGI and its affiliates, and by sponsors of other investment companies your Financial Professional may recommend to you.
Your intermediary may charge you additional fees other than those disclosed in this Prospectus. Ask your Financial Professional about any fees and commissions they charge.
FUND ACCOUNT INFORMATION
Statements
You will receive quarterly statements for the Funds you own, or if you purchase through a third-party intermediary, on a periodic basis established by such intermediary. Such statements provide the number and value of shares you own, transactions during the period, dividends declared or paid, and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements, as you may need them for tax reporting purposes.
Generally, each time you buy, sell, or exchange shares in Principal Funds, you will receive a confirmation shortly thereafter. It summarizes all the key information - what you bought or sold, the amount of the transaction, and other important information.
Certain purchases and sales are only included on your quarterly statement. These include accounts:
•when the only activity during the quarter are:
◦purchases of shares from reinvested dividends and/or capital gains,
◦purchases under an Automatic Investment Plan,
◦sales under a Systematic Withdrawal Plan,
◦purchases or sales under an Automatic Exchange Election, or
◦conversion of Class C shares into Class A shares
•used to fund certain individual retirement or individual pension plans; or
•established under a payroll deduction plan.
If you need information about your account(s) at other times, you may call us or access your account on the internet.
Orders Placed by Intermediaries
Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third-party administrator, or trust company, that permits the intermediary to receive orders on behalf of the Fund (other than the Government Money Market Fund) until 3:00 p.m. Central Time and on behalf of the Government Money Market Fund until 4:00 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to receive orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by the required time, transmits it to the Fund, and pays for it in accordance with the agreement, the Fund will price the order at the next NAV per share it computes after your intermediary or sub-designee received your order.
The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3:00 p.m. Central Time.
Transactions through Financial Institutions/Professionals
Financial institutions and dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institution or dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this Prospectus and the SAI.
Your financial institution or dealer will provide you with specific information about any processing or service fees you will be charged.

Telephone and Internet Instructions
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a password (Personal Identification Number) for internet instructions, requesting personal identification information, and sending written confirmation to the shareholder’s address of record.
If you elect telephone privileges, instructions regarding your account(s) may be given to us via the telephone or internet. Your instructions:
•may be given by calling us;
•may be given via our website for certain transactions (for security purposes you need a username and password to use any of the internet services, including viewing your account information online. If you do not have a username or password, you may obtain one at our website); or
•may be given to your Financial Professional (a person employed by or affiliated with broker/dealer firms) who will in turn contact us with your instructions.
Instructions received from one owner are binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that more than one authorized person execute written instructions.
Signature Guarantees
Certain transactions require that your signature be guaranteed. A signature guarantee may help protect your account against fraud. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm that participates in a Medallion program recognized by the Securities Transfer Association. A signature guaranteed by a notary public or savings bank is not acceptable. We reserve the right to require a signature guarantee on any transaction.

Signature guarantees are required in any of the following circumstances:	A	C	J	Inst.	R-1	R-3	R-4	R-5	R-6
if you sell more than $100,000 (in the aggregate) from the Funds	X	X	X
if you sell more than $500,000 (in the aggregate) from the Funds				X	X	X	X	X	X
if you sell more than $10,000,000 if you have the proceeds sent electronically to a previously authorized U.S. bank account				X
if a sales proceeds check is payable to a party other than the account shareholder(s)				X	X	X	X	X	X
if a sales proceeds check is payable to a party other than the account shareholder(s) or Principal Life, Principal Bank, a retirement plan trustee or custodian that has agreed in writing to accept a transfer of assets from the Fund or Principal Securities, Inc. payable through Pershing	X	X	X
to change ownership of an account	X	X	X	X	X	X	X	X	X
to add telephone transaction services and/or wire or ACH redemption privileges to an existing account if there is not a common owner between the bank account and mutual fund account	X	X	X	X	X	X	X	X	X
to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account	X	X	X	X	X	X	X	X	X
to wire or ACH to a shareholder’s U.S. bank account not previously authorized or when the request does not include a voided check or deposit slip indicating a common owner between the bank account and mutual fund account	X	X	X	X	X	X	X	X	X
to exchange or transfer among accounts with different ownership	X	X	X	X	X	X	X	X	X
to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days	X	X	X	X	X	X	X	X	X
Reservation of Rights
Principal Funds reserves the right to amend or terminate the special plans described in this Prospectus. Shareholders will be notified of any such action to the extent required by law.
Such plans include, for example, automatic investment, systematic withdrawal, waiver of Fund minimums for certain accounts, and waiver or reduction of the sales charge or contingent deferred sales charge for certain purchasers.

Classes A, C, and J Shares - Minimum Account Balance
Each Fund has a minimum required account balance of $1,000. The Fund reserves the right to redeem all shares in your account if the value of your account falls below $1,000. The Fund will mail the redemption proceeds to you. An involuntary redemption of a small account will not be triggered by market conditions alone. The Fund will notify you before involuntarily redeeming your account. You will have 30 days to make an additional investment of an amount that brings your account up to the required minimum. Each Fund reserves the right to increase the required minimum.
Householding
To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each Prospectus and Annual and Semi-Annual Reports will be mailed. In addition, your account information may be included with other householded accounts on the same quarterly and annual statements. The consolidation of these mailings, called householding, benefits Principal Funds and its shareholders by reduced printing and mailing expenses. If you prefer to receive multiple copies of these materials, you may write or call Principal Funds. Householding will be stopped within 30 days after we receive your request.
Multiple Translations
This Prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.
Financial Statements
Shareholders will receive annual financial statements for the Funds, audited by the Funds' independent registered public accounting firm. Shareholders will also receive semi-annual financial statements that are unaudited.

APPENDIX A – DESCRIPTION OF BOND RATINGS
Moody’s Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings
Ratings assigned on Moody’s global long-term obligation rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.1
1 For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investor’s expectations for timely payment, the ratings reflect the likelihood of impairment and the expected financial loss in the event of impairment.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba:	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B:	Obligations rated B are considered speculative and are subject to high credit risk.
Caa:	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE:	Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, issuers, financial companies, and securities firms.*
*By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
SHORT-TERM NOTES: Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
Issuers rated Prime-1 (or related supporting institutions) have a superior ability to repay short-term debt obligations.
Issuers rated Prime-2 (or related supporting institutions) have a strong ability to repay short-term debt obligations.
Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability to repay short-term obligations.
Issuers rated Not Prime do not fall within any of the Prime rating categories.
US MUNICIPAL SHORT-TERM DEBT: The Municipal Investment Grade (MIG) scale is used to rate US municipal bonds of up to three years maturity. MIG ratings are divided into three levels - MIG 1 through MIG 3 - while speculative grade short-term obligations are designated SG.
MIG 1 denotes superior credit quality, afforded excellent protection from established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 denotes strong credit quality with ample margins of protection, although not as large as in the preceding group.
MIG 3 notes are of acceptable credit quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well-established.
SG denotes speculative-grade credit quality and may lack sufficient margins of protection.

Description of S&P Global Ratings’ Credit Rating Definitions:
S&P Global’s credit rating, both long-term and short-term, is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific obligation. This assessment takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.
The credit rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.
The ratings are statements of opinion as of the date they are expressed furnished by the issuer or obtained by S&P Global Ratings from other sources S&P Global Ratings considers reliable. S&P Global Ratings does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:
•Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•Nature of and provisions of the financial obligation;
•Protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.
LONG-TERM CREDIT RATINGS:

AAA:	Obligations rated ‘AAA’ have the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA:	Obligations rated ‘AA’ differ from the highest-rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A:	Obligations rated ‘A’ have a strong capacity to meet financial commitment on the obligation although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.
BBB:	Obligations rated ‘BBB’ exhibit adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitment on the obligation.
BB, B, CCC, CC and C:	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded, on balance, as having significant speculative characteristics. ‘BB’ indicates the lowest degree of speculation and ‘C’ the highest degree of speculation. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.
BB:	Obligations rated ‘BB’ are less vulnerable to nonpayment than other speculative issues. However it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B:	Obligations rated ‘B’ are more vulnerable to nonpayment than ‘BB’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair this capacity.
CCC:	Obligations rated ‘CCC’ are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. If adverse business, financial, or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC:	Obligations rated ‘CC’ are currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of anticipated time to default.
C:	The rating ‘C’ is highly vulnerable to nonpayment, the obligation is expected to have lower relative seniority or lower ultimate recovery compared to higher rated obligations.
D:	Obligations rated ‘D’ are in default, or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.
Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P Global Ratings does not rate a particular type of obligation as a matter of policy.

SHORT-TERM CREDIT RATINGS: Ratings are graded into four categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest.

A-1:	This is the highest category. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2:	Issues carrying this designation are somewhat more susceptible to the adverse effects of the changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3:	Issues carrying this designation exhibit adequate capacity to meet their financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet it financial commitment on the obligation.
B:	Issues rated ‘B’ are regarded as vulnerable and have significant speculative characteristics. The obligor has capacity to meet financial commitments; however, it faces major ongoing uncertainties which could lead to obligor’s inadequate capacity to meet its financial obligations.
C:	This rating is assigned to short-term debt obligations that are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation.
D:	This rating indicates that the issue is either in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed debt restructuring the rating is lowered to ‘D’.
MUNICIPAL SHORT-TERM NOTE RATINGS: S&P Global Ratings rates U.S. municipal notes with a maturity of less than three years as follows:

SP-1:	A strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service is given a “+” designation.
SP-2:	A satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.
SP-3:	A speculative capacity to pay principal and interest.
D:
Assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty.

APPENDIX B – INTERMEDIARY-SPECIFIC SALES CHARGE WAIVERS AND REDUCTIONS
Certain intermediaries have different policies and procedures regarding the availability of sales charge waivers and reductions, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or reductions. In order to receive a waiver or reduction offered by one intermediary or the Fund, the purchaser must purchase Fund shares from the Fund or intermediary offering the waiver or reduction. Please see the section of the prospectus entitled “CHOOSING A SHARE CLASS AND THE COSTS OF INVESTING” for more information on sales charges and waivers available for different classes.
Currently, the following intermediaries have implemented a schedule of sales charge waivers and reductions described below:
Ameriprise Financial
Class A Shares Front-End/Initial Sales Charge Waivers on Class A Shares Available at Ameriprise Financial
The following information applies to Class A purchases if you have an account with or otherwise purchase fund shares through Ameriprise Financial.
Shareholders purchasing Fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales change waivers (also referred to as initial sales charge waivers), which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:
•Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
•Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
•Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
•Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter, including through adoption) or any spouse of a covered family member who is a lineal descendant.
•Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Edward D. Jones & Co., L.P. ("Edward Jones")
Policies Regarding Transactions Through Edward Jones
Effective on or after January 1, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Principal Funds, Inc., or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints at Edward Jones
•Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation ("ROA") at Edward Jones
•The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Principal Funds, Inc. held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
•The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
•ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent ("LOI") at Edward Jones
•Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
•If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers at Edward Jones
Sales charges are waived for the following shareholders and in the following situations:
•Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
•Shares purchased in an Edward Jones fee-based program.
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
•Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, and the sale and purchase are made in a share class that charges a front load and one of the following:
◦The redemption and repurchase occur in the same account.
◦The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
•Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
•Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge ("CDSC") Waivers at Edward Jones
•If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
•The death or disability of the shareholder.
•Systematic withdrawals with up to 10% per year of the account value.
•Return of excess contributions from an Individual Retirement Account (IRA).
•Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
•Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
•Shares exchanged in an Edward Jones fee-based program.
•Shares acquired through NAV reinstatement.
•Shares redeemed at the discretion of Edward Jones for Minimums Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
•Initial purchase minimum: $250
•Subsequent purchase minimum: none
Minimum Balances
•Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
◦A fee-based account held on an Edward Jones platform
◦A 529 account held on an Edward Jones platform
◦An account with an active systematic investment plan or LOI
Exchanging Share Classes
•At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.
Janney Montgomery Scott
Effective May 1, 2020, if you purchase fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge ("CDSC"), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.
Front-end Sales Charge* Waivers on Class A Shares Available at Janney
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
•Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
•Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR‑SEPs or Keogh plans.

•Shares acquired through a right of reinstatement.
•Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC Waivers on Class A and C Shares Available at Janney
•Shares sold upon the death or disability of the shareholder.
•Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.
•Shares sold in connection with a return of excess contributions from an IRA account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches their qualified age based on applicable IRS regulations.
•Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
•Shares acquired through a right of reinstatement.
•Shares exchanged into the same share class of a different fund.
Front-end Sales Charge* Discounts Available at Janney: Breakpoints, Rights of Accumulation, and/or Letters of Intent
•Breakpoints as described in the fund’s Prospectus.
•Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
•Letters of intent ("LOI") which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
*Also referred to as an "initial sales charge."
J.P. Morgan Securities LLC
Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares Available at J.P. Morgan Securities LLC
•Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
•Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
•Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
•Shares purchased through rights of reinstatement.
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A Share Conversion
•A shareholder in the fund’s Class C shares will have their shares converted by J.P. Morgan Securities LLC to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.

CDSC Waivers on Class A and C Shares Available at J.P. Morgan Securities LLC
•Shares sold upon the death or disability of the shareholder.
•Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
•Shares purchased in connection with a return of excess contributions from an IRA account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
•Shares acquired through a right of reinstatement.
Front-end Load Discounts Available at J.P. Morgan Securities LLC: Breakpoints, Rights of Accumulation & Letters of Intent
•Breakpoints as described in the prospectus.
•Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
•Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares Available at Merrill Lynch
•Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.
•Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents).
•Shares purchased through a Merrill Lynch affiliated investment advisory program.
•Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
•Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform.
•Shares of funds purchased through the Merrill Edge Self-Directed platform.
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
•Employees and registered representatives of Merrill Lynch or its affiliates and their family members.
•Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus.
•Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

CDSC Waivers on Class A, B and C Shares Available at Merrill Lynch
•Death or disability of the shareholder.
•Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.
•Return of excess contributions from an IRA Account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
•Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.
•Shares acquired through a right of reinstatement.
•Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only).
•Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
•Breakpoints as described in this prospectus.
•Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
•Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.
Morgan Stanley Wealth Management
Initial Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management
Effective July 1, 2018, if you purchase Class A Fund shares through a Morgan Stanley Wealth Management transactional brokerage account you will be eligible only for the following initial sales charge waivers, which differ from those disclosed elsewhere in this prospectus or the SAI.
•Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
•Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.
•Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
•Shares purchased through a Morgan Stanley self-directed brokerage account.
•Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.
•Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
Oppenheimer & Co. Inc.
Effective June 12, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“OPCO”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares Available at OPCO
•Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.
•Shares purchased by or through a 529 Plan.
•Shares purchased through a OPCO affiliated investment advisory program.
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).
•A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO.
•Employees and registered representatives of OPCO or its affiliates and their family members.
•Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus.
CDSC Waivers on A, B and C Shares Available at OPCO
•Death or disability of the shareholder.
•Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus.
•Return of excess contributions from an IRA Account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus.
•Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO.
•Shares acquired through a right of reinstatement.
Front-end Load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
•Breakpoints as described in this prospectus.
•Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
Raymond James
Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James & Associates, Inc., Raymond James Financial Services, Inc. or each entity’s affiliates (“Raymond James”) platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares Available at Raymond James
•Shares purchased in an investment advisory program.
•Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
•Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
•A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Classes A and C Shares Available at Raymond James
•Death or disability of the shareholder.
•Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
•Return of excess contributions from an IRA Account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching their qualified age based on applicable IRS regulations as described in the fund’s prospectus.
•Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
•Shares acquired through a right of reinstatement.
Front-end Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent
•Breakpoints as described in this prospectus.
•Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
•Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
Robert W. Baird & Co. Incorporated
Effective June 15, 2020, shareholders purchasing fund shares through a Robert W. Baird & Co. Incorporated (“Baird”) platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.
Front-end Sales Charge Waivers on Investors A-shares Available at Baird
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund.
•Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird.
•Shares purchase from the proceeds of redemptions from another Principal Funds, Inc. Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
•A shareholder in the Funds Investor C Shares will have their share converted at net asset value to Investor A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
•Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

CDSC Waivers on Investor A and C shares Available at Baird
•Shares sold due to death or disability of the shareholder.
•Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
•Shares bought due to returns of excess contributions from an IRA Account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.
•Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
•Shares acquired through a right of reinstatement.
Front-end Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations
•Breakpoints as described in this prospectus.
•Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Principal Funds, Inc.’s assets held by accounts within the purchaser’s household at Baird. Eligible Principal Funds, Inc.’s assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets.
•Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Principal Funds, Inc.’s funds through Baird, over a 13-month period of time.
Stifel, Nicolaus & Company, Incorporated
Effective July 1, 2020, shareholders purchasing Fund shares through a Stifel, Nicolaus & Company, Incorporated (“Stifel”) platform or account or who own shares for which Stifel or an affiliate is the broker‑dealer of record are eligible for the following additional sales charge waiver.
Front-end Sales Load Waivers on Class A Shares Available at Stifel
•Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures.
•All other sales charge waivers and reductions described elsewhere in the Fund’ Prospectus or SAI still apply.
US Bancorp Investments, Inc. (“USBI”)
Effective February 2021, Shareholders who purchase fund shares through a USBI platform or account or who own shares for which USBI or an affiliate is the broker-dealer of record, where the shares are held in an omnibus account at the fund, and who are invested in Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of USBI.
(updated December 31, 2023)

APPENDIX C – FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects returns for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in Principal Funds, Inc. Annual Report to Shareholders for the fiscal year ended October 31, 2023, which is available upon request, and incorporated by reference into the SAI.

To request a free copy of the latest Annual or Semi-Annual report for the Funds, you may telephone 1-800-222-5852.

This page left blank intentionally.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period
CALIFORNIA MUNICIPAL FUND
Class A shares
2023	$9.27	$0.28	$0.02	$0.30	($0.27)	($0.27)	$9.30
2022	11.02	0.25	(1.75)	(1.50)	(0.25)	(0.25)	9.27
2021	10.85	0.24	0.17	0.41	(0.24)	(0.24)	11.02
2020	10.80	0.25	0.01	0.26	(0.21)	(0.21)	10.85
2019	10.10	0.32	0.67	0.99	(0.29)	(0.29)	10.80
Class C shares
2023	9.29	0.20	0.02	0.22	(0.19)	(0.19)	9.32
2022	11.05	0.16	(1.76)	(1.60)	(0.16)	(0.16)	9.29
2021	10.87	0.15	0.18	0.33	(0.15)	(0.15)	11.05
2020	10.82	0.16	0.01	0.17	(0.12)	(0.12)	10.87
2019	10.12	0.24	0.66	0.90	(0.20)	(0.20)	10.82
Institutional shares
2023	9.27	0.31	0.02	0.33	(0.30)	(0.30)	9.30
2022	11.03	0.27	(1.76)	(1.49)	(0.27)	(0.27)	9.27
2021	10.86	0.26	0.18	0.44	(0.27)	(0.27)	11.03
2020	10.81	0.28	0.01	0.29	(0.24)	(0.24)	10.86
2019	10.10	0.35	0.68	1.03	(0.32)	(0.32)	10.81

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Interest Expense and Fees)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.19%	(b)	$301,835	0.89%		0.72%	(c)	2.89%	31.5%
(13.86)	(b),(d)	328,411	0.78		0.72	(c)	2.42	38.9
3.89	(b),(d)	471,777	0.79		0.76	(c)	2.11	13.2
2.44	(b)	446,357	0.79		0.76	(c)	2.29	40.1
9.94	(b)	420,656	0.81		0.78	(c)	3.08	42.3

2.32	(b)	21,229	1.73		1.56	(c)	2.05	31.5
(14.55)	(b)	26,031	1.60		1.54	(c)	1.59	38.9
3.05	(b)	39,213	1.59		1.56	(c)	1.31	13.2
1.61	(b)	41,166	1.60		1.57	(c)	1.49	40.1
9.01	(b)	41,462	1.65		1.62	(c)	2.26	42.3

3.46		235,290	0.63	(e)	0.46	(c),(e)	3.15	31.5
(13.65)		198,684	0.53	(e)	0.47	(c),(e)	2.68	38.9
4.05		217,309	0.54	(e)	0.51	(c),(e)	2.36	13.2
2.70		166,577	0.54	(e)	0.51	(c),(e)	2.60	40.1
10.34		132,152	0.54	(e)	0.51	(c),(e)	3.35	42.3
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period
CORE FIXED INCOME FUND
Class A shares
2023	$8.19	$0.22	($0.22)	$–	($0.24)	($0.24)	$7.95
2022	9.95	0.16	(1.72)	(1.56)	(0.20)	(0.20)	8.19
2021	10.17	0.13	(0.16)	(0.03)	(0.19)	(0.19)	9.95
2020	9.78	0.18	0.43	0.61	(0.22)	(0.22)	10.17
2019	9.18	0.24	0.64	0.88	(0.28)	(0.28)	9.78
Class J shares
2023	8.21	0.23	(0.22)	0.01	(0.25)	(0.25)	7.97
2022	9.98	0.17	(1.72)	(1.55)	(0.22)	(0.22)	8.21
2021	10.19	0.15	(0.15)	–	(0.21)	(0.21)	9.98
2020	9.81	0.19	0.43	0.62	(0.24)	(0.24)	10.19
2019	9.20	0.25	0.65	0.90	(0.29)	(0.29)	9.81
Institutional shares
2023	8.22	0.24	(0.21)	0.03	(0.27)	(0.27)	7.98
2022	9.99	0.18	(1.72)	(1.54)	(0.23)	(0.23)	8.22
2021	10.20	0.16	(0.15)	0.01	(0.22)	(0.22)	9.99
2020	9.81	0.20	0.44	0.64	(0.25)	(0.25)	10.20
2019	9.20	0.27	0.65	0.92	(0.31)	(0.31)	9.81
R-1 shares
2023	8.22	0.18	(0.22)	(0.04)	(0.20)	(0.20)	7.98
2022	9.99	0.11	(1.72)	(1.61)	(0.16)	(0.16)	8.22
2021	10.20	0.08	(0.15)	(0.07)	(0.14)	(0.14)	9.99
2020	9.82	0.13	0.42	0.55	(0.17)	(0.17)	10.20
2019	9.21	0.20	0.65	0.85	(0.24)	(0.24)	9.82

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(0.10)%	(b)	$201,448	0.79%		–%		2.57%	9.9%
(15.89)	(b),(c)	199,804	0.76		–		1.71	13.7
(0.18)	(b),(c)	293,606	0.78		–		1.30	15.8
6.32	(b)	337,294	0.82		–		1.77	21.0
9.73	(b)	261,383	0.88		–		2.52	19.8

0.04	(b)	79,226	0.65	(d)	0.67	(e)	2.70	9.9
(15.74)	(b)	84,794	0.62	(d)	0.64	(e)	1.85	13.7
(0.05)	(b)	114,866	0.64	(d)	0.66	(e)	1.44	15.8
6.34	(b)	132,319	0.68	(d)	0.71	(e)	1.91	21.0
9.94	(b)	97,925	0.77	(d)	0.80	(e)	2.64	19.8

0.23		785,524	0.46	(f)	–		2.90	9.9
(15.60)		636,066	0.47	(f)	–		2.00	13.7
0.06		770,550	0.54	(f)	–		1.55	15.8
6.56		674,265	0.58	(f)	–		2.02	21.0
10.14		519,888	0.58	(f)	–		2.82	19.8

(0.56)		6,277	1.26		–		2.09	9.9
(16.27)		7,203	1.26		–		1.20	13.7
(0.69)		11,332	1.29		–		0.79	15.8
5.65		12,967	1.33		–		1.28	21.0
9.28		15,209	1.36		–		2.07	19.8
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e)Excludes expense reimbursement from Manager and/or Distributor.
(f)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period
CORE FIXED INCOME FUND
R-3 shares
2023	$8.24	$0.20	($0.21)	($0.01)	($0.23)	($0.23)	$8.00
2022	10.01	0.14	(1.72)	(1.58)	(0.19)	(0.19)	8.24
2021	10.22	0.11	(0.15)	(0.04)	(0.17)	(0.17)	10.01
2020	9.83	0.16	0.43	0.59	(0.20)	(0.20)	10.22
2019	9.22	0.23	0.64	0.87	(0.26)	(0.26)	9.83
R-4 shares
2023	8.23	0.22	(0.21)	0.01	(0.24)	(0.24)	8.00
2022	10.00	0.16	(1.73)	(1.57)	(0.20)	(0.20)	8.23
2021	10.21	0.13	(0.15)	(0.02)	(0.19)	(0.19)	10.00
2020	9.83	0.18	0.42	0.60	(0.22)	(0.22)	10.21
2019	9.22	0.24	0.65	0.89	(0.28)	(0.28)	9.83
R-5 shares
2023	8.21	0.23	(0.21)	0.02	(0.26)	(0.26)	7.97
2022	9.98	0.17	(1.73)	(1.56)	(0.21)	(0.21)	8.21
2021	10.19	0.14	(0.15)	(0.01)	(0.20)	(0.20)	9.98
2020	9.81	0.19	0.42	0.61	(0.23)	(0.23)	10.19
2019	9.20	0.25	0.65	0.90	(0.29)	(0.29)	9.81
R-6 shares
2023	8.21	0.25	(0.21)	0.04	(0.28)	(0.28)	7.97
2022	9.98	0.19	(1.72)	(1.53)	(0.24)	(0.24)	8.21
2021	10.19	0.17	(0.15)	0.02	(0.23)	(0.23)	9.98
2020	9.80	0.21	0.44	0.65	(0.26)	(0.26)	10.19
2019	9.20	0.27	0.65	0.92	(0.32)	(0.32)	9.80

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(0.25)%	$9,070	0.95%		2.40%	9.9%
(15.97)	10,025	0.95		1.52	13.7
(0.38)	12,325	0.98		1.10	15.8
6.07	19,911	1.02		1.59	21.0
9.61	24,860	1.05		2.38	19.8

0.06	3,128	0.76		2.59	9.9
(15.83)	10,822	0.76		1.71	13.7
(0.19)	14,605	0.79		1.29	15.8
6.17	13,116	0.83		1.77	21.0
9.82	17,519	0.86		2.57	19.8

0.06	19,969	0.64		2.72	9.9
(15.76)	18,198	0.64		1.81	13.7
(0.07)	32,242	0.67		1.41	15.8
6.31	38,478	0.71		1.89	21.0
9.97	35,845	0.74		2.68	19.8

0.32	8,552,003	0.38		2.97	9.9
(15.54)	8,288,998	0.38		2.10	13.7
0.18	9,159,603	0.41	(b)	1.67	15.8
6.69	8,278,200	0.45	(b)	2.15	21.0
10.14	5,666,716	0.48	(b)	2.86	19.8
(a)Calculated based on average shares outstanding during the period.
(b)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
CORE PLUS BOND FUND
Class A shares
2023	$8.84	$0.29	($0.35)	($0.06)	($0.27)	$–	($0.27)	$8.51
2022	10.99	0.20	(2.05)	(1.85)	(0.17)	(0.13)	(0.30)	8.84
2021	11.57	0.17	(0.03)	0.14	(0.19)	(0.53)	(0.72)	10.99
2020	11.13	0.24	0.54	0.78	(0.34)	–	(0.34)	11.57
2019	10.36	0.30	0.78	1.08	(0.31)	–	(0.31)	11.13
Class J shares
2023	8.91	0.28	(0.35)	(0.07)	(0.26)	–	(0.26)	8.58
2022	11.08	0.20	(2.07)	(1.87)	(0.17)	(0.13)	(0.30)	8.91
2021	11.66	0.18	(0.03)	0.15	(0.20)	(0.53)	(0.73)	11.08
2020	11.21	0.25	0.54	0.79	(0.34)	–	(0.34)	11.66
2019	10.43	0.30	0.79	1.09	(0.31)	–	(0.31)	11.21
Institutional shares
2023	8.84	0.31	(0.35)	(0.04)	(0.29)	–	(0.29)	8.51
2022	10.98	0.23	(2.04)	(1.81)	(0.20)	(0.13)	(0.33)	8.84
2021	11.57	0.21	(0.04)	0.17	(0.23)	(0.53)	(0.76)	10.98
2020	11.13	0.28	0.53	0.81	(0.37)	–	(0.37)	11.57
2019	10.35	0.34	0.79	1.13	(0.35)	–	(0.35)	11.13
R-1 shares
2023	8.83	0.24	(0.35)	(0.11)	(0.22)	–	(0.22)	8.50
2022	10.98	0.15	(2.05)	(1.90)	(0.12)	(0.13)	(0.25)	8.83
2021	11.56	0.11	(0.02)	0.09	(0.14)	(0.53)	(0.67)	10.98
2020	11.13	0.19	0.52	0.71	(0.28)	–	(0.28)	11.56
2019	10.35	0.25	0.79	1.04	(0.26)	–	(0.26)	11.13

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(0.83)%	(b)	$65,589	0.84%	(c)	–%		3.16%	156.0%
(17.03)	(b)	69,698	0.84	(c)	–		2.04	160.7
1.24	(b)	94,268	0.84	(c)	–		1.54	181.5
6.98	(b),(d)	100,498	0.88	(c)	–		2.12	167.0
10.63	(b),(d)	89,060	0.88	(c)	–		2.75	138.6

(0.93)	(b)	94,195	0.94	(e)	0.98	(f)	3.06	156.0
(17.08)	(b)	103,790	0.85	(e)	0.93	(f)	2.04	160.7
1.25	(b)	142,242	0.82	(e)	0.91	(f)	1.56	181.5
7.07	(b),(d)	155,238	0.83	(e)	0.92	(f)	2.17	167.0
10.66	(b),(d)	137,858	0.88	(e)	0.97	(f)	2.76	138.6

(0.44)	(d)	330,432	0.56	(c)	–		3.44	156.0
(16.89)	(d)	350,465	0.56	(c)	–		2.34	160.7
1.54	(d)	398,554	0.56	(c)	–		1.85	181.5
7.41		318,810	0.57	(c)	–		2.44	167.0
11.10		1,156,182	0.46	(c)	–		3.18	138.6

(1.36)		2,834	1.38	(c)	–		2.61	156.0
(17.50)		3,181	1.38	(c)	–		1.51	160.7
0.71		3,719	1.38	(c)	–		1.03	181.5
6.45		4,234	1.38	(c)	–		1.65	167.0
10.15		4,758	1.33	(c)	–		2.30	138.6
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit.
(d)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(f)Excludes expense reimbursement from Manager and/or Distributor.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
CORE PLUS BOND FUND
R-3 shares
2023	$8.77	$0.26	($0.34)	($0.08)	($0.25)	$–	($0.25)	$8.44
2022	10.91	0.18	(2.04)	(1.86)	(0.15)	(0.13)	(0.28)	8.77
2021	11.49	0.15	(0.03)	0.12	(0.17)	(0.53)	(0.70)	10.91
2020	11.06	0.22	0.52	0.74	(0.31)	–	(0.31)	11.49
2019	10.29	0.28	0.78	1.06	(0.29)	–	(0.29)	11.06
R-4 shares
2023	8.98	0.29	(0.36)	(0.07)	(0.26)	–	(0.26)	8.65
2022	11.16	0.20	(2.08)	(1.88)	(0.17)	(0.13)	(0.30)	8.98
2021	11.74	0.17	(0.03)	0.14	(0.19)	(0.53)	(0.72)	11.16
2020	11.29	0.25	0.53	0.78	(0.33)	–	(0.33)	11.74
2019	10.50	0.30	0.80	1.10	(0.31)	–	(0.31)	11.29
R-5 shares
2023	8.78	0.29	(0.33)	(0.04)	(0.28)	–	(0.28)	8.46
2022	10.92	0.21	(2.04)	(1.83)	(0.18)	(0.13)	(0.31)	8.78
2021	11.50	0.18	(0.03)	0.15	(0.20)	(0.53)	(0.73)	10.92
2020	11.07	0.25	0.53	0.78	(0.35)	–	(0.35)	11.50
2019	10.30	0.31	0.79	1.10	(0.33)	–	(0.33)	11.07

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(1.06)%	$14,967	1.07%	(b)	2.93%	156.0%
(17.25)	13,893	1.07	(b)	1.81	160.7
1.03	20,465	1.07	(b)	1.33	181.5
6.83	20,466	1.07	(b)	1.93	167.0
10.45	17,923	1.02	(b)	2.61	138.6

(0.86)	4,425	0.88	(b)	3.11	156.0
(17.08)	5,015	0.88	(b)	2.00	160.7
1.19	6,969	0.88	(b)	1.52	181.5
7.06	8,449	0.88	(b)	2.16	167.0
10.63	11,540	0.83	(b)	2.79	138.6

(0.64)	37,949	0.76	(b)	3.24	156.0
(16.98)	38,423	0.76	(b)	2.16	160.7
1.34	44,691	0.76	(b)	1.64	181.5
7.15	49,176	0.76	(b)	2.23	167.0
10.78	38,543	0.71	(b)	2.93	138.6
(a)Calculated based on average shares outstanding during the period.
(b)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Tax Return of Capital Distribution	Total Dividends and Distributions	Net Asset Value, End of Period
DIVERSIFIED INCOME FUND
Class A shares
2023	$11.58	$0.70	($0.35)	$0.35	($0.67)	$–	($0.67)	$11.26
2022	13.87	0.55	(2.27)	(1.72)	(0.56)	(0.01)	(0.57)	11.58
2021	12.57	0.56	1.32	1.88	(0.58)	–	(0.58)	13.87
2020	13.72	0.60	(1.15)	(0.55)	(0.56)	(0.04)	(0.60)	12.57
2019	13.20	0.69	0.48	1.17	(0.65)	–	(0.65)	13.72
Class C shares
2023	11.51	0.61	(0.35)	0.26	(0.58)	–	(0.58)	11.19
2022	13.78	0.45	(2.25)	(1.80)	(0.47)	–	(0.47)	11.51
2021	12.49	0.47	1.29	1.76	(0.47)	–	(0.47)	13.78
2020	13.63	0.50	(1.14)	(0.64)	(0.47)	(0.03)	(0.50)	12.49
2019	13.12	0.58	0.47	1.05	(0.54)	–	(0.54)	13.63
Institutional shares
2023	11.52	0.74	(0.35)	0.39	(0.71)	–	(0.71)	11.20
2022	13.79	0.59	(2.24)	(1.65)	(0.61)	(0.01)	(0.62)	11.52
2021	12.50	0.61	1.31	1.92	(0.63)	–	(0.63)	13.79
2020	13.66	0.64	(1.16)	(0.52)	(0.60)	(0.04)	(0.64)	12.50
2019	13.14	0.73	0.48	1.21	(0.69)	–	(0.69)	13.66
R-6 shares
2023	11.51	0.73	(0.33)	0.40	(0.72)	–	(0.72)	11.19
2022	13.78	0.58	(2.23)	(1.65)	(0.61)	(0.01)	(0.62)	11.51
2021	12.49	0.62	1.30	1.92	(0.63)	–	(0.63)	13.78
2020	13.64	0.64	(1.15)	(0.51)	(0.60)	(0.04)	(0.64)	12.49
2019	13.14	0.73	0.46	1.19	(0.69)	–	(0.69)	13.64

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Dividends and Interest Expense)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

2.98%	(b)	$1,024,316	1.03%	(c)	N/A		5.95%	75.1%
(12.68)	(b)	1,156,493	1.01	(c)	N/A		4.31	72.1
15.13	(b)	1,475,288	1.02	(c)	N/A		4.10	93.6
(4.01)	(b),(d)	1,246,664	1.01	(c)	N/A		4.69	79.7
9.17	(b),(d)	1,422,501	1.02	(c)	1.02	(c),(e)	5.10	87.3

2.18	(b)	168,004	1.79	(c)	N/A		5.17	75.1
(13.30)	(b)	269,493	1.77	(c)	N/A		3.50	72.1
14.24	(b)	469,597	1.76	(c)	N/A		3.48	93.6
(4.71)	(b),(d)	828,186	1.77	(c)	N/A		3.94	79.7
8.30	(b),(d)	1,403,821	1.79	(c)	1.79	(c),(e)	4.36	87.3

3.36		1,341,117	0.68	(c)	N/A		6.30	75.1
(12.31)		1,769,364	0.68	(c)	N/A		4.63	72.1
15.52		2,448,424	0.68	(c)	N/A		4.48	93.6
(3.71)		2,686,381	0.68	(c)	N/A		5.03	79.7
9.49		4,658,602	0.69	(c)	0.69	(c),(e)	5.43	87.3

3.37		104,419	0.67	(c)	N/A		6.25	75.1
(12.31)		43,433	0.67	(c)	N/A		4.49	72.1
15.54		101,194	0.68	(c)	N/A		4.54	93.6
(3.70)	(d)	133,451	0.67	(c)	N/A		5.04	79.7
9.43	(d)	250,055	0.67	(c)	0.67	(c),(e)	5.42	87.3
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit.
(d)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e)Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2023	$10.77	$0.16	$1.01	$1.17	($0.07)	$–	($0.07)	$11.87
2022	16.33	0.21	(3.85)	(3.64)	(0.50)	(1.42)	(1.92)	10.77
2021	12.74	0.18	3.52	3.70	(0.11)	–	(0.11)	16.33
2020	12.52	0.11	0.34	0.45	(0.23)	–	(0.23)	12.74
2019	12.26	0.18	0.79	0.97	(0.15)	(0.56)	(0.71)	12.52
Class J shares
2023	10.62	0.17	1.00	1.17	(0.09)	–	(0.09)	11.70
2022	16.13	0.22	(3.79)	(3.57)	(0.52)	(1.42)	(1.94)	10.62
2021	12.58	0.20	3.48	3.68	(0.13)	–	(0.13)	16.13
2020	12.37	0.12	0.34	0.46	(0.25)	–	(0.25)	12.58
2019	12.13	0.19	0.78	0.97	(0.17)	(0.56)	(0.73)	12.37
Institutional shares
2023	10.71	0.21	1.01	1.22	(0.12)	–	(0.12)	11.81
2022	16.25	0.25	(3.82)	(3.57)	(0.55)	(1.42)	(1.97)	10.71
2021	12.68	0.24	3.49	3.73	(0.16)	–	(0.16)	16.25
2020	12.47	0.15	0.34	0.49	(0.28)	–	(0.28)	12.68
2019	12.23	0.09	0.93	1.02	(0.22)	(0.56)	(0.78)	12.47
R-1 shares
2023	10.72	0.11	1.01	1.12	(0.02)	–	(0.02)	11.82
2022	16.25	0.15	(3.83)	(3.68)	(0.43)	(1.42)	(1.85)	10.72
2021	12.68	0.11	3.52	3.63	(0.06)	–	(0.06)	16.25
2020	12.46	0.06	0.33	0.39	(0.17)	–	(0.17)	12.68
2019	12.20	0.14	0.79	0.93	(0.11)	(0.56)	(0.67)	12.46

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

10.89%	(b)	$197,169	1.29%	(c)	–%		1.28%	42.2%
(25.02)	(b)	193,894	1.23	(c)	–		1.65	57.0
29.16	(b)	267,701	1.18		–		1.16	48.7
3.59	(b)	209,868	1.20	(d)	–		0.90	45.1
8.93	(b)	217,243	1.27	(d)	–		1.52	51.0

11.01	(b)	133,313	1.17	(c),(e)	1.19	(f)	1.41	42.2
(24.93)	(b)	125,792	1.12	(c),(e)	1.14	(f)	1.76	57.0
29.35	(b)	178,815	1.05	(e)	1.08	(f)	1.28	48.7
3.67	(b)	143,722	1.09	(e)	1.15	(f)	1.01	45.1
9.03	(b)	153,026	1.16	(e)	1.27	(f)	1.63	51.0

11.40		388,034	0.88	(c),(d)	–		1.70	42.2
(24.77)		402,288	0.88	(c),(d)	–		1.99	57.0
29.63	(g)	557,003	0.85	(d)	–		1.50	48.7
3.86	(g)	400,116	0.85	(d)	–		1.26	45.1
9.43		357,306	0.79	(d)	–		0.81	51.0

10.45		1,870	1.67	(c)	–		0.94	42.2
(25.32)		2,144	1.66	(c)	–		1.19	57.0
28.65		3,061	1.63		–		0.68	48.7
3.12		2,905	1.61	(d)	–		0.47	45.1
8.50		3,655	1.63	(d)	–		1.16	51.0
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Includes 0.03% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(d)Reflects Manager's contractual expense limit.
(e)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(f)Excludes expense reimbursement from Manager and/or Distributor.
(g)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
DIVERSIFIED INTERNATIONAL FUND
R-3 shares
2023	$10.74	$0.15	$1.00	$1.15	($0.05)	$–	($0.05)	$11.84
2022	16.28	0.19	(3.83)	(3.64)	(0.48)	(1.42)	(1.90)	10.74
2021	12.70	0.17	3.51	3.68	(0.10)	–	(0.10)	16.28
2020	12.49	0.10	0.33	0.43	(0.22)	–	(0.22)	12.70
2019	12.21	0.18	0.79	0.97	(0.13)	(0.56)	(0.69)	12.49
R-4 shares
2023	10.93	0.18	1.02	1.20	(0.08)	–	(0.08)	12.05
2022	16.52	0.22	(3.89)	(3.67)	(0.50)	(1.42)	(1.92)	10.93
2021	12.88	0.18	3.57	3.75	(0.11)	–	(0.11)	16.52
2020	12.66	0.12	0.34	0.46	(0.24)	–	(0.24)	12.88
2019	12.38	0.19	0.81	1.00	(0.16)	(0.56)	(0.72)	12.66
R-5 shares
2023	10.89	0.18	1.02	1.20	(0.09)	–	(0.09)	12.00
2022	16.48	0.23	(3.88)	(3.65)	(0.52)	(1.42)	(1.94)	10.89
2021	12.85	0.21	3.56	3.77	(0.14)	–	(0.14)	16.48
2020	12.64	0.14	0.33	0.47	(0.26)	–	(0.26)	12.85
2019	12.37	0.21	0.80	1.01	(0.18)	(0.56)	(0.74)	12.64
R-6 shares
2023	10.73	0.22	1.00	1.22	(0.13)	–	(0.13)	11.82
2022	16.27	0.26	(3.82)	(3.56)	(0.56)	(1.42)	(1.98)	10.73
2021	12.69	0.23	3.52	3.75	(0.17)	–	(0.17)	16.27
2020	12.48	0.17	0.34	0.51	(0.30)	–	(0.30)	12.69
2019(d)	11.76	0.21	0.51	0.72	–	–	–	12.48

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

10.77%		$9,612	1.36%	(b)	1.19%		42.2%
(25.09)		9,164	1.35	(b)	1.50		57.0
29.03		14,118	1.32		1.06		48.7
3.38		10,932	1.30	(c)	0.78		45.1
8.88		12,322	1.32	(c)	1.48		51.0

10.99		5,379	1.17	(b)	1.44		42.2
(24.92)		6,467	1.16	(b)	1.69		57.0
29.21		10,683	1.13		1.15		48.7
3.65		10,680	1.11	(c)	0.98		45.1
9.09		17,271	1.13	(c)	1.54		51.0

11.10		17,975	1.05	(b)	1.49		42.2
(24.85)		23,589	1.04	(b)	1.76		57.0
29.41		41,789	1.01		1.35		48.7
3.72		32,242	0.99	(c)	1.11		45.1
9.21		41,586	1.01	(c)	1.78		51.0

11.40		3,725,314	0.79	(b),(c)	1.78		42.2
(24.66)		3,254,802	0.78	(b),(c)	2.08		57.0
29.71		4,491,999	0.74	(c)	1.51		48.7
4.03		10,370,769	0.73	(c)	1.38		45.1
6.12	(e)	11,175,055	0.73	(c),(f)	2.68	(f)	51.0
(a)Calculated based on average shares outstanding during the period.
(b)Includes 0.03% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(c)Reflects Manager's contractual expense limit.
(d)Period from March 1, 2019, date operations commenced, through October 31, 2019.
(e)Total return amounts have not been annualized.
(f)Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
EQUITY INCOME FUND
Class A shares
2023	$35.30	$0.69	($0.88)	($0.19)	($0.67)	($1.35)	($2.02)	$33.09
2022	41.63	0.56	(4.79)	(4.23)	(0.49)	(1.61)	(2.10)	35.30
2021	30.66	0.51	10.94	11.45	(0.48)	–	(0.48)	41.63
2020	33.25	0.55	(1.68)	(1.13)	(0.51)	(0.95)	(1.46)	30.66
2019	30.97	0.56	3.75	4.31	(0.60)	(1.43)	(2.03)	33.25
Class C shares
2023	34.23	0.41	(0.85)	(0.44)	(0.40)	(1.35)	(1.75)	32.04
2022	40.42	0.26	(4.63)	(4.37)	(0.21)	(1.61)	(1.82)	34.23
2021	29.78	0.22	10.62	10.84	(0.20)	–	(0.20)	40.42
2020	32.33	0.31	(1.62)	(1.31)	(0.29)	(0.95)	(1.24)	29.78
2019	30.17	0.32	3.64	3.96	(0.37)	(1.43)	(1.80)	32.33
Class J shares
2023	35.34	0.73	(0.89)	(0.16)	(0.70)	(1.35)	(2.05)	33.13
2022	41.68	0.60	(4.80)	(4.20)	(0.53)	(1.61)	(2.14)	35.34
2021	30.70	0.55	10.94	11.49	(0.51)	–	(0.51)	41.68
2020	33.29	0.57	(1.69)	(1.12)	(0.52)	(0.95)	(1.47)	30.70
2019	31.01	0.56	3.76	4.32	(0.61)	(1.43)	(2.04)	33.29
Institutional shares
2023	35.36	0.82	(0.89)	(0.07)	(0.80)	(1.35)	(2.15)	33.14
2022	41.69	0.69	(4.79)	(4.10)	(0.62)	(1.61)	(2.23)	35.36
2021	30.71	0.64	10.95	11.59	(0.61)	–	(0.61)	41.69
2020	33.31	0.66	(1.68)	(1.02)	(0.63)	(0.95)	(1.58)	30.71
2019	31.02	0.68	3.76	4.44	(0.72)	(1.43)	(2.15)	33.31

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(0.83)%	(b)	$1,078,315	0.87%		–%		1.96%	13.3%
(10.64)	(b)	1,176,246	0.86		–		1.48	16.9
37.51	(b)	1,424,668	0.86		–		1.33	22.0
(3.49)	(b)	1,049,990	0.88		–		1.79	16.9
15.12	(b)	1,200,974	0.91		–		1.81	21.5

(1.59)	(b)	72,774	1.65		–		1.20	13.3
(11.33)	(b),(c)	97,145	1.62		–		0.72	16.9
36.49	(b),(c)	125,768	1.61		–		0.61	22.0
(4.23)	(b)	120,112	1.63		–		1.05	16.9
14.26	(b)	155,071	1.65		–		1.08	21.5

(0.75)	(b)	70,291	0.79	(d)	0.81	(e)	2.05	13.3
(10.55)	(b)	76,630	0.77	(d)	0.79	(e)	1.58	16.9
37.60	(b)	86,651	0.77	(d)	0.79	(e)	1.42	22.0
(3.44)	(b)	61,063	0.82	(d)	0.85	(e)	1.84	16.9
15.16	(b)	69,728	0.90	(d)	0.93	(e)	1.81	21.5

(0.50)		6,448,013	0.52	(f)	–		2.32	13.3
(10.32)	(c)	7,731,338	0.52	(f)	–		1.82	16.9
37.97	(c)	9,001,763	0.52	(f)	–		1.68	22.0
(3.14)		6,372,962	0.52	(f)	–		2.14	16.9
15.57		6,190,503	0.52	(f)	–		2.19	21.5
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e)Excludes expense reimbursement from Manager and/or Distributor.
(f)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
EQUITY INCOME FUND
R-1 shares
2023	$35.14	$0.52	($0.89)	($0.37)	($0.47)	($1.35)	($1.82)	$32.95
2022	41.43	0.36	(4.76)	(4.40)	(0.28)	(1.61)	(1.89)	35.14
2021	30.52	0.31	10.88	11.19	(0.28)	–	(0.28)	41.43
2020	33.10	0.39	(1.66)	(1.27)	(0.36)	(0.95)	(1.31)	30.52
2019	30.84	0.41	3.74	4.15	(0.46)	(1.43)	(1.89)	33.10
R-3 shares
2023	35.18	0.62	(0.88)	(0.26)	(0.60)	(1.35)	(1.95)	32.97
2022	41.49	0.48	(4.77)	(4.29)	(0.41)	(1.61)	(2.02)	35.18
2021	30.56	0.43	10.90	11.33	(0.40)	–	(0.40)	41.49
2020	33.14	0.49	(1.67)	(1.18)	(0.45)	(0.95)	(1.40)	30.56
2019	30.87	0.52	3.72	4.24	(0.54)	(1.43)	(1.97)	33.14
R-4 shares
2023	35.26	0.69	(0.89)	(0.20)	(0.66)	(1.35)	(2.01)	33.05
2022	41.58	0.55	(4.78)	(4.23)	(0.48)	(1.61)	(2.09)	35.26
2021	30.62	0.50	10.93	11.43	(0.47)	–	(0.47)	41.58
2020	33.21	0.54	(1.67)	(1.13)	(0.51)	(0.95)	(1.46)	30.62
2019	30.94	0.57	3.73	4.30	(0.60)	(1.43)	(2.03)	33.21
R-5 shares
2023	35.31	0.73	(0.88)	(0.15)	(0.71)	(1.35)	(2.06)	33.10
2022	41.64	0.60	(4.79)	(4.19)	(0.53)	(1.61)	(2.14)	35.31
2021	30.67	0.55	10.93	11.48	(0.51)	–	(0.51)	41.64
2020	33.26	0.58	(1.67)	(1.09)	(0.55)	(0.95)	(1.50)	30.67
2019	30.98	0.61	3.74	4.35	(0.64)	(1.43)	(2.07)	33.26

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(1.34)%	$1,109	1.39%	1.46%	13.3%
(11.09)	1,942	1.39	0.96	16.9
36.76	2,957	1.38	0.80	22.0
(3.99)	2,424	1.39	1.27	16.9
14.59	2,746	1.39	1.34	21.5

(1.05)	25,777	1.08	1.77	13.3
(10.81)	30,045	1.08	1.27	16.9
37.21	33,754	1.07	1.12	22.0
(3.68)	24,058	1.08	1.59	16.9
14.92	31,298	1.08	1.68	21.5

(0.85)	21,869	0.89	1.95	13.3
(10.65)	27,590	0.89	1.45	16.9
37.48	32,675	0.88	1.30	22.0
(3.50)	28,701	0.89	1.76	16.9
15.11	36,352	0.89	1.83	21.5

(0.73)	127,806	0.77	2.07	13.3
(10.54)	147,468	0.77	1.57	16.9
37.62	179,232	0.76	1.43	22.0
(3.37)	129,146	0.77	1.89	16.9
15.28	158,549	0.77	1.95	21.5
(a)Calculated based on average shares outstanding during the period.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Tax Return of Capital Distribution	Total Dividends and Distributions	Net Asset Value, End of Period
FINISTERRE EMERGING MARKETS TOTAL RETURN BOND FUND
Institutional shares
2023	$7.92	$0.61	$0.26	$0.87	($0.54)	$–	$–	($0.54)	$8.25
2022	10.28	0.49	(2.21)	(1.72)	(0.64)	–	–	(0.64)	7.92
2021	10.24	0.39	0.07	0.46	(0.29)	(0.09)	(0.04)	(0.42)	10.28
2020	10.51	0.39	(0.09)	0.30	(0.40)	(0.17)	–	(0.57)	10.24
2019	9.81	0.43	0.76	1.19	(0.49)	–	–	(0.49)	10.51

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

10.97%	$447,683	0.85%	(b)	7.02%	139.8%
(17.17)	378,572	0.84	(b)	5.24	117.4
4.47	770,197	0.85	(b)	3.69	170.3
2.90	226,511	0.85	(b)	3.78	285.3
12.52	241,465	0.87	(b)	4.21	312.5
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
GLOBAL EMERGING MARKETS FUND
Class A shares
2023	$20.06	$0.28	$2.59	$2.87	($0.24)	$–	($0.24)	$22.69
2022	31.87	0.37	(10.12)	(9.75)	(0.31)	(1.75)	(2.06)	20.06
2021	26.98	0.20	4.73	4.93	(0.04)	–	(0.04)	31.87
2020	25.02	0.13	2.55	2.68	(0.44)	(0.28)	(0.72)	26.98
2019	24.03	0.47	1.20	1.67	(0.17)	(0.51)	(0.68)	25.02
Class J shares
2023	19.23	0.30	2.47	2.77	(0.28)	–	(0.28)	21.72
2022	30.64	0.38	(9.67)	(9.29)	(0.37)	(1.75)	(2.12)	19.23
2021	25.94	0.25	4.53	4.78	(0.08)	–	(0.08)	30.64
2020	24.09	0.17	2.45	2.62	(0.49)	(0.28)	(0.77)	25.94
2019	23.15	0.48	1.16	1.64	(0.19)	(0.51)	(0.70)	24.09
Institutional shares
2023	19.86	0.36	2.54	2.90	(0.32)	–	(0.32)	22.44
2022	31.58	0.47	(10.01)	(9.54)	(0.43)	(1.75)	(2.18)	19.86
2021	26.72	0.32	4.66	4.98	(0.12)	–	(0.12)	31.58
2020	24.78	0.22	2.54	2.76	(0.54)	(0.28)	(0.82)	26.72
2019	23.83	0.58	1.14	1.72	(0.26)	(0.51)	(0.77)	24.78
R-1 shares
2023	19.70	0.16	2.55	2.71	(0.14)	–	(0.14)	22.27
2022	31.32	0.24	(9.93)	(9.69)	(0.18)	(1.75)	(1.93)	19.70
2021	26.60	0.06	4.66	4.72	–	–	–	31.32
2020	24.66	0.02	2.50	2.52	(0.30)	(0.28)	(0.58)	26.60
2019	23.66	0.34	1.20	1.54	(0.03)	(0.51)	(0.54)	24.66

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

14.33%	(b)	$63,629	1.47%	(c)	–%		1.20%	32.4%
(32.46)	(b)	60,893	1.55	(c)	–		1.44	34.7
18.27	(b)	91,585	1.56	(c),(d)	–		0.63	43.9
10.84	(b),(e)	76,952	1.55	(c)	–		0.55	53.9
7.22	(b)	77,559	1.57	(c)	–		1.91	148.3

14.46	(b)	65,679	1.31	(f)	1.59	(g)	1.35	32.4
(32.31)	(b)	61,730	1.37	(f)	1.52	(g)	1.58	34.7
18.46	(b)	99,899	1.38	(d),(f)	1.48	(g)	0.80	43.9
11.01	(b),(e)	89,271	1.37	(f)	1.62	(g)	0.73	53.9
7.41	(b)	88,924	1.41	(f)	1.78	(g)	2.06	148.3

14.66		67,145	1.12	(c)	–		1.54	32.4
(32.20)		60,449	1.20	(c)	–		1.90	34.7
18.66		73,485	1.21	(c),(d)	–		0.98	43.9
11.21	(e),(h)	62,738	1.20	(c)	–		0.90	53.9
7.60	(h)	111,045	1.22	(c)	–		2.39	148.3

13.75		1,081	1.97		–		0.70	32.4
(32.73)		1,114	2.00		–		0.97	34.7
17.74		1,702	1.99	(d)	–		0.20	43.9
10.29	(e)	1,458	2.02	(c)	–		0.06	53.9
6.72		1,970	2.04	(c)	–		1.41	148.3
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit.
(d)Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(e)During the year ended October 31, 2020, the fund experienced a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(f)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h)Excludes expense reimbursement from Manager and/or Distributor.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
GLOBAL EMERGING MARKETS FUND
R-3 shares
2023	$19.79	$0.23	$2.56	$2.79	($0.21)	$–	($0.21)	$22.37
2022	31.46	0.31	(9.96)	(9.65)	(0.27)	(1.75)	(2.02)	19.79
2021	26.64	0.17	4.65	4.82	–	–	–	31.46
2020	24.72	0.09	2.52	2.61	(0.41)	(0.28)	(0.69)	26.64
2019	23.70	0.41	1.20	1.61	(0.08)	(0.51)	(0.59)	24.72
R-4 shares
2023	19.94	0.28	2.56	2.84	(0.24)	–	(0.24)	22.54
2022	31.69	0.38	(10.05)	(9.67)	(0.33)	(1.75)	(2.08)	19.94
2021	26.82	0.22	4.69	4.91	(0.04)	–	(0.04)	31.69
2020	24.84	0.14	2.54	2.68	(0.42)	(0.28)	(0.70)	26.82
2019	23.83	0.42	1.24	1.66	(0.14)	(0.51)	(0.65)	24.84
R-5 shares
2023	19.93	0.31	2.56	2.87	(0.28)	–	(0.28)	22.52
2022	31.66	0.40	(10.02)	(9.62)	(0.36)	(1.75)	(2.11)	19.93
2021	26.79	0.26	4.69	4.95	(0.08)	–	(0.08)	31.66
2020	24.84	0.17	2.54	2.71	(0.48)	(0.28)	(0.76)	26.79
2019	23.87	0.47	1.21	1.68	(0.20)	(0.51)	(0.71)	24.84
R-6 shares
2023	19.88	0.35	2.58	2.93	(0.34)	–	(0.34)	22.47
2022	31.60	0.44	(9.95)	(9.51)	(0.46)	(1.75)	(2.21)	19.88
2021	26.74	0.36	4.65	5.01	(0.15)	–	(0.15)	31.60
2020	24.79	0.26	2.52	2.78	(0.55)	(0.28)	(0.83)	26.74
2019	23.84	0.15	1.58	1.73	(0.27)	(0.51)	(0.78)	24.79

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

14.10%		$4,132	1.66%		1.00%	32.4%
(32.54)		3,733	1.69		1.23	34.7
18.09		6,358	1.68	(b)	0.53	43.9
10.67	(c)	5,693	1.71	(d)	0.39	53.9
7.05		6,052	1.73	(d)	1.70	148.3

14.29		2,099	1.47		1.19	32.4
(32.40)		2,335	1.50		1.51	34.7
18.32		3,585	1.49	(b)	0.69	43.9
10.85	(c),(e)	3,184	1.52	(d)	0.56	53.9
7.28	(e)	4,440	1.54	(d)	1.72	148.3

14.42		4,691	1.35		1.32	32.4
(32.32)		4,563	1.38		1.60	34.7
18.48		8,234	1.37	(b)	0.79	43.9
10.98	(c),(e)	8,537	1.40	(d)	0.68	53.9
7.40	(e)	10,943	1.42	(d)	1.96	148.3

14.81		3,961	1.04	(d)	1.51	32.4
(32.14)	(e)	2,165	1.09	(d)	1.71	34.7
18.79	(e)	4,121	1.10	(b),(d)	1.12	43.9
11.31	(c),(e)	3,086	1.09	(d)	1.07	53.9
7.66	(e)	7,834	1.14	(d)	0.63	148.3
(a)Calculated based on average shares outstanding during the period.
(b)Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(c)During the year ended October 31, 2020, the fund experienced a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(d)Reflects Manager's contractual expense limit.
(e)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2023	$7.69	$0.16	($0.54)	($0.38)	($0.06)	$–	($0.06)	$7.25
2022	10.83	0.14	(3.03)	(2.89)	(0.21)	(0.04)	(0.25)	7.69
2021	7.98	0.12	2.80	2.92	(0.07)	–	(0.07)	10.83
2020	10.11	0.13	(1.83)	(1.70)	(0.12)	(0.31)	(0.43)	7.98
2019	8.62	0.12	1.79	1.91	(0.36)	(0.06)	(0.42)	10.11
Institutional shares
2023	8.37	0.21	(0.58)	(0.37)	(0.10)	–	(0.10)	7.90
2022	11.76	0.19	(3.30)	(3.11)	(0.24)	(0.04)	(0.28)	8.37
2021	8.64	0.16	3.04	3.20	(0.08)	–	(0.08)	11.76
2020	10.90	0.17	(1.97)	(1.80)	(0.15)	(0.31)	(0.46)	8.64
2019	9.25	0.17	1.93	2.10	(0.39)	(0.06)	(0.45)	10.90
R-3 shares
2023	8.31	0.16	(0.58)	(0.42)	(0.05)	–	(0.05)	7.84
2022	11.68	0.13	(3.26)	(3.13)	(0.20)	(0.04)	(0.24)	8.31
2021	8.61	0.12	3.02	3.14	(0.07)	–	(0.07)	11.68
2020	10.88	0.13	(1.97)	(1.84)	(0.12)	(0.31)	(0.43)	8.61
2019	9.24	0.12	1.92	2.04	(0.34)	(0.06)	(0.40)	10.88
R-4 shares
2023	8.33	0.18	(0.59)	(0.41)	(0.06)	–	(0.06)	7.86
2022	11.70	0.15	(3.27)	(3.12)	(0.21)	(0.04)	(0.25)	8.33
2021	8.61	0.13	3.03	3.16	(0.07)	–	(0.07)	11.70
2020	10.88	0.13	(1.96)	(1.83)	(0.13)	(0.31)	(0.44)	8.61
2019	9.24	0.14	1.92	2.06	(0.36)	(0.06)	(0.42)	10.88
R-5 shares
2023	8.35	0.19	(0.59)	(0.40)	(0.08)	–	(0.08)	7.87
2022	11.74	0.18	(3.28)	(3.10)	(0.25)	(0.04)	(0.29)	8.35
2021	8.64	0.14	3.03	3.17	(0.07)	–	(0.07)	11.74
2020	10.90	0.14	(1.95)	(1.81)	(0.14)	(0.31)	(0.45)	8.64
2019	9.26	0.14	1.94	2.08	(0.38)	(0.06)	(0.44)	10.90
R-6 shares
2023	8.38	0.22	(0.59)	(0.37)	(0.10)	–	(0.10)	7.91
2022	11.77	0.19	(3.29)	(3.10)	(0.25)	(0.04)	(0.29)	8.38
2021	8.64	0.17	3.04	3.21	(0.08)	–	(0.08)	11.77
2020	10.90	0.18	(1.98)	(1.80)	(0.15)	(0.31)	(0.46)	8.64
2019	9.25	0.17	1.94	2.11	(0.40)	(0.06)	(0.46)	10.90

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(4.98)%	(b)	$55,011	1.36%		2.01%	24.3%
(27.34)	(b)	82,943	1.31		1.45	16.8
36.76	(b)	112,900	1.29		1.22	25.9
(17.41)	(b)	83,680	1.33		1.48	41.7
22.96	(b)	124,180	1.35		1.28	42.4

(4.54)		1,090,278	0.94	(c)	2.43	24.3
(27.10)		1,422,719	0.94	(c)	1.79	16.8
37.21		2,394,983	0.94	(c)	1.53	25.9
(17.09)		1,587,908	0.94	(c)	1.87	41.7
23.55		2,203,413	0.94	(c)	1.73	42.4

(5.13)		724	1.45		1.88	24.3
(27.40)		578	1.45		1.27	16.8
36.57		544	1.44		1.11	25.9
(17.51)		379	1.44		1.36	41.7
22.86		385	1.44		1.16	42.4

(4.94)		612	1.26		2.11	24.3
(27.25)		554	1.26		1.48	16.8
36.87		852	1.25		1.25	25.9
(17.37)		581	1.25		1.45	41.7
23.08		44	1.25		1.41	42.4

(4.84)		6,431	1.14		2.24	24.3
(27.13)		5,935	1.14		1.79	16.8
36.91		353	1.13		1.27	25.9
(17.22)		199	1.13		1.57	41.7
23.24		161	1.13		1.36	42.4

(4.59)	(d)	650,870	0.89		2.47	24.3
(27.02)		707,703	0.88	(c)	1.84	16.8
37.35		1,585,562	0.87	(c)	1.59	25.9
(17.06)		1,039,109	0.88	(c)	1.92	41.7
23.63		1,133,581	0.87	(c)	1.72	42.4
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit.
(d)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2023	$8.62	$0.20	($0.33)	($0.13)	($0.23)	($0.23)	$8.26
2022	10.32	0.09	(1.66)	(1.57)	(0.13)	(0.13)	8.62
2021	10.59	0.03	(0.18)	(0.15)	(0.12)	(0.12)	10.32
2020	10.52	0.15	0.14	0.29	(0.22)	(0.22)	10.59
2019	9.94	0.21	0.63	0.84	(0.26)	(0.26)	10.52
Class J shares
2023	8.64	0.20	(0.34)	(0.14)	(0.22)	(0.22)	8.28
2022	10.35	0.09	(1.68)	(1.59)	(0.12)	(0.12)	8.64
2021	10.62	0.03	(0.19)	(0.16)	(0.11)	(0.11)	10.35
2020	10.55	0.15	0.14	0.29	(0.22)	(0.22)	10.62
2019	9.97	0.20	0.63	0.83	(0.25)	(0.25)	10.55
Institutional shares
2023	8.63	0.23	(0.32)	(0.09)	(0.26)	(0.26)	8.28
2022	10.34	0.11	(1.67)	(1.56)	(0.15)	(0.15)	8.63
2021	10.61	0.06	(0.19)	(0.13)	(0.14)	(0.14)	10.34
2020	10.54	0.18	0.14	0.32	(0.25)	(0.25)	10.61
2019	9.96	0.24	0.63	0.87	(0.29)	(0.29)	10.54
R-1 shares
2023	8.64	0.16	(0.34)	(0.18)	(0.19)	(0.19)	8.27
2022	10.34	0.04	(1.66)	(1.62)	(0.08)	(0.08)	8.64
2021	10.62	(0.02)	(0.20)	(0.22)	(0.06)	(0.06)	10.34
2020	10.55	0.10	0.14	0.24	(0.17)	(0.17)	10.62
2019	9.96	0.16	0.64	0.80	(0.21)	(0.21)	10.55
R-3 shares
2023	8.64	0.19	(0.33)	(0.14)	(0.22)	(0.22)	8.28
2022	10.34	0.07	(1.66)	(1.59)	(0.11)	(0.11)	8.64
2021	10.62	0.01	(0.19)	(0.18)	(0.10)	(0.10)	10.34
2020	10.55	0.14	0.13	0.27	(0.20)	(0.20)	10.62
2019	9.96	0.19	0.64	0.83	(0.24)	(0.24)	10.55
R-4 shares
2023	8.64	0.21	(0.32)	(0.11)	(0.24)	(0.24)	8.29
2022	10.35	0.09	(1.68)	(1.59)	(0.12)	(0.12)	8.64
2021	10.62	0.03	(0.18)	(0.15)	(0.12)	(0.12)	10.35
2020	10.55	0.16	0.13	0.29	(0.22)	(0.22)	10.62
2019	9.97	0.21	0.63	0.84	(0.26)	(0.26)	10.55
R-5 shares
2023	8.64	0.22	(0.32)	(0.10)	(0.25)	(0.25)	8.29
2022	10.35	0.10	(1.67)	(1.57)	(0.14)	(0.14)	8.64
2021	10.62	0.05	(0.19)	(0.14)	(0.13)	(0.13)	10.35
2020	10.55	0.17	0.14	0.31	(0.24)	(0.24)	10.62
2019	9.97	0.22	0.64	0.86	(0.28)	(0.28)	10.55

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(1.65)%	(b)	$145,881	0.85%		–%		2.30%	128.0%
(15.37)	(b)	172,969	0.78		–		0.94	352.1
(1.44)	(b)	229,225	0.77		–		0.32	343.7
2.82	(b)	263,721	0.80		–		1.44	84.3
8.53	(b)	234,134	0.83		0.87	(c)	2.01	23.2

(1.71)	(b)	68,323	0.91	(d)	0.93	(c)	2.24	128.0
(15.46)	(b)	77,181	0.82	(d)	0.84	(c)	0.90	352.1
(1.47)	(b)	99,128	0.80	(d)	0.83	(c)	0.29	343.7
2.79	(b)	117,748	0.82	(d)	0.85	(c)	1.42	84.3
8.45	(b)	108,140	0.88	(d)	0.91	(c)	1.96	23.2

(1.22)		393,944	0.53	(e)	–		2.62	128.0
(15.22)		500,833	0.52	(e)	–		1.18	352.1
(1.19)		770,058	0.52	(e)	–		0.58	343.7
3.09		1,083,668	0.53	(e)	–		1.72	84.3
8.84		1,236,943	0.53	(e)	–		2.31	23.2

(2.20)		515	1.29	(e)	–		1.83	128.0
(15.77)		2,393	1.29	(e)	–		0.44	352.1
(2.04)		2,797	1.29	(e)	–		(0.19)	343.7
2.30		5,048	1.29	(e)	–		0.92	84.3
8.12		3,324	1.29	(e)	–		1.55	23.2

(1.78)		3,034	0.98	(e)	–		2.17	128.0
(15.51)		3,656	0.98	(e)	–		0.73	352.1
(1.74)		5,493	0.98	(e)	–		0.11	343.7
2.62		8,704	0.98	(e)	–		1.29	84.3
8.45		11,288	0.98	(e)	–		1.86	23.2

(1.47)		1,948	0.79	(e)	–		2.36	128.0
(15.43)		5,283	0.79	(e)	–		0.93	352.1
(1.46)		7,522	0.79	(e)	–		0.31	343.7
2.82		6,419	0.79	(e)	–		1.50	84.3
8.55		9,826	0.79	(e)	–		2.05	23.2

(1.36)		8,534	0.67	(e)	–		2.48	128.0
(15.33)		8,761	0.67	(e)	–		1.02	352.1
(1.34)		16,336	0.67	(e)	–		0.43	343.7
2.94		24,044	0.67	(e)	–		1.57	84.3
8.67		22,401	0.67	(e)	–		2.17	23.2
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Excludes expense reimbursement from Manager and/or Distributor.
(d)Reflects Manager's contractual expense limit.
(e)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period
GOVERNMENT MONEY MARKET FUND
Institutional shares
2023	$1.00	$0.04	$0.01	$0.05	($0.05)	($0.05)	$1.00
2022	1.00	0.01	–	0.01	(0.01)	(0.01)	1.00
2021	1.00	–	–	–	–	–	1.00
2020	1.00	0.01	–	0.01	(0.01)	(0.01)	1.00
2019	1.00	0.02	–	0.02	(0.02)	(0.02)	1.00
R-6 shares
2023(e)	1.00	0.04	–	0.04	(0.04)	(0.04)	1.00

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets

4.71%		$191,888	0.15%	(b)	0.16%	(c)	3.71%
0.81		2,979,627	0.14	(b)	0.15	(c)	0.73
0.00		3,657,679	0.04	(b)	0.16	(c)	0.00
0.60		3,077,863	0.12	(b)	0.16	(c)	0.60
2.17		3,972,463	0.14	(d)	–		2.13

4.35	(f)	2,582,939	0.14	(b),(g)	0.16	(c),(g)	4.80	(g)
(a)Calculated based on average shares outstanding during the period.
(b)Reflects Manager's contractual and/or voluntary expense limit.
(c)Excludes expense reimbursement from Manager.
(d)Reflects Manager's contractual expense limit.
(e)Period from December 12, 2022, date operations commenced, through October 31, 2023.
(f)Total return amounts have not been annualized.
(g)Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period
HIGH INCOME FUND
Institutional shares
2023	$7.86	$0.54	($0.07)	$0.47	($0.59)	($0.59)	$7.74
2022	9.36	0.45	(1.47)	(1.02)	(0.48)	(0.48)	7.86
2021	9.00	0.47	0.38	0.85	(0.49)	(0.49)	9.36
2020	9.30	0.54	(0.29)	0.25	(0.55)	(0.55)	9.00
2019	9.45	0.60	(0.13)	0.47	(0.62)	(0.62)	9.30

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

5.89%	(b)	$3,159,560	0.61%	(c)	6.81%	35.0%
(10.90)	(b)	3,079,579	0.60	(c)	5.27	48.1
9.45	(b)	3,720,936	0.60	(c)	4.99	62.8
2.85	(b)	3,020,358	0.61	(c)	6.04	73.8
5.22	(b)	3,112,267	0.61	(c)	6.42	56.5
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period
HIGH YIELD FUND
Class A shares
2023	$6.29	$0.37	$0.03	$0.40	($0.38)	($0.38)	$6.31
2022	7.33	0.32	(1.02)	(0.70)	(0.34)	(0.34)	6.29
2021	7.01	0.32	0.35	0.67	(0.35)	(0.35)	7.33
2020	7.15	0.36	(0.13)	0.23	(0.37)	(0.37)	7.01
2019	7.11	0.38	0.06	0.44	(0.40)	(0.40)	7.15
Class C shares
2023	6.38	0.32	0.02	0.34	(0.32)	(0.32)	6.40
2022	7.43	0.27	(1.03)	(0.76)	(0.29)	(0.29)	6.38
2021	7.10	0.28	0.34	0.62	(0.29)	(0.29)	7.43
2020	7.23	0.32	(0.13)	0.19	(0.32)	(0.32)	7.10
2019	7.19	0.34	0.05	0.39	(0.35)	(0.35)	7.23
Institutional shares
2023	6.24	0.39	0.02	0.41	(0.40)	(0.40)	6.25
2022	7.27	0.34	(1.01)	(0.67)	(0.36)	(0.36)	6.24
2021	6.96	0.34	0.34	0.68	(0.37)	(0.37)	7.27
2020	7.10	0.38	(0.13)	0.25	(0.39)	(0.39)	6.96
2019	7.06	0.40	0.06	0.46	(0.42)	(0.42)	7.10
R-6 shares
2023	6.24	0.39	0.02	0.41	(0.40)	(0.40)	6.25
2022	7.27	0.35	(1.01)	(0.66)	(0.37)	(0.37)	6.24
2021	6.96	0.35	0.34	0.69	(0.38)	(0.38)	7.27
2020	7.10	0.38	(0.12)	0.26	(0.40)	(0.40)	6.96
2019	7.06	0.41	0.06	0.47	(0.43)	(0.43)	7.10

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6.31%	(b)	$414,017	0.94%		5.70%	28.0%
(9.71)	(b)	426,999	0.91		4.74	33.1
9.64	(b)	539,969	0.91		4.44	63.0
3.39	(b)	513,993	0.91		5.22	77.7
6.36	(b)	615,367	0.94		5.40	49.8

5.37	(b)	29,469	1.75		4.88	28.0
(10.42)	(b)	39,928	1.69		3.94	33.1
8.87	(b)	62,973	1.64		3.74	63.0
2.74	(b)	118,320	1.65		4.51	77.7
5.52	(b)	170,730	1.67		4.72	49.8

6.55		1,183,194	0.61	(c)	6.03	28.0
(9.50)	(d)	1,140,046	0.61	(c)	5.04	33.1
10.05	(d)	1,535,963	0.61	(c)	4.73	63.0
3.73		1,379,657	0.61	(c)	5.51	77.7
6.76		1,496,764	0.61	(c)	5.75	49.8

6.64		687,216	0.53		6.13	28.0
(9.42)	(d)	557,144	0.52		5.12	33.1
10.15	(d)	757,781	0.52	(c)	4.84	63.0
3.82		971,122	0.52	(c)	5.57	77.7
6.86		688,121	0.52	(c)	5.81	49.8
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit.
(d)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
INFLATION PROTECTION FUND
Class J shares
2023	$7.63	$0.25	($0.33)	($0.08)	($0.46)	$–	($0.46)	$7.09
2022	9.31	0.53	(1.56)	(1.03)	(0.36)	(0.29)	(0.65)	7.63
2021	8.83	0.28	0.24	0.52	(0.04)	–	(0.04)	9.31
2020	8.22	0.05	0.62	0.67	(0.06)	–	(0.06)	8.83
2019	7.96	0.08	0.49	0.57	(0.31)	–	(0.31)	8.22
Institutional shares
2023	8.09	0.30	(0.36)	(0.06)	(0.49)	–	(0.49)	7.54
2022	9.83	0.56	(1.62)	(1.06)	(0.39)	(0.29)	(0.68)	8.09
2021	9.29	0.29	0.30	0.59	(0.05)	–	(0.05)	9.83
2020	8.63	0.10	0.66	0.76	(0.10)	–	(0.10)	9.29
2019	8.33	0.15	0.51	0.66	(0.36)	–	(0.36)	8.63
R-1 shares
2023	7.44	0.21	(0.33)	(0.12)	(0.39)	–	(0.39)	6.93
2022	9.10	0.49	(1.55)	(1.06)	(0.31)	(0.29)	(0.60)	7.44
2021	8.65	0.21	0.26	0.47	(0.02)	–	(0.02)	9.10
2020	8.06	0.02	0.62	0.64	(0.05)	–	(0.05)	8.65
2019	7.81	0.08	0.47	0.55	(0.30)	–	(0.30)	8.06
R-3 shares
2023	7.67	0.22	(0.31)	(0.09)	(0.45)	–	(0.45)	7.13
2022	9.34	0.50	(1.55)	(1.05)	(0.33)	(0.29)	(0.62)	7.67
2021	8.86	0.25	0.26	0.51	(0.03)	–	(0.03)	9.34
2020	8.25	0.05	0.62	0.67	(0.06)	–	(0.06)	8.86
2019	7.98	0.10	0.49	0.59	(0.32)	–	(0.32)	8.25
R-4 shares
2023	7.78	0.26	(0.34)	(0.08)	(0.45)	–	(0.45)	7.25
2022	9.50	0.53	(1.59)	(1.06)	(0.37)	(0.29)	(0.66)	7.78
2021	8.99	0.20	0.35	0.55	(0.04)	–	(0.04)	9.50
2020	8.37	0.06	0.63	0.69	(0.07)	–	(0.07)	8.99
2019	8.09	0.12	0.49	0.61	(0.33)	–	(0.33)	8.37
R-5 shares
2023	7.90	0.27	(0.35)	(0.08)	(0.47)	–	(0.47)	7.35
2022	9.62	0.54	(1.60)	(1.06)	(0.37)	(0.29)	(0.66)	7.90
2021	9.10	0.29	0.27	0.56	(0.04)	–	(0.04)	9.62
2020	8.46	0.07	0.65	0.72	(0.08)	–	(0.08)	9.10
2019	8.18	0.12	0.50	0.62	(0.34)	–	(0.34)	8.46

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(1.18)%	(b)	$13,956	0.78%	(c)	0.80%	(d)	3.37%	106.3%
(11.90)	(b)	18,034	0.73	(c)	0.75	(d)	6.29	108.3
5.85	(b)	16,550	0.85	(c)	0.87	(d)	3.04	67.7
8.15	(b)	9,826	1.03	(c)	1.06	(d)	0.55	80.9
7.37	(b)	6,177	1.18	(c)	1.27	(d)	1.00	68.4

(0.86)		1,447,786	0.40		–		3.78	106.3
(11.61)		1,616,313	0.39		–		6.34	108.3
6.33		1,471,415	0.39		–		3.03	67.7
8.83		1,745,470	0.39		–		1.11	80.9
8.15		1,720,548	0.39		–		1.82	68.4

(1.70)		670	1.27		–		2.94	106.3
(12.36)	(e)	663	1.27		–		5.92	108.3
5.37	(e)	1,258	1.27		–		2.33	67.7
7.93		1,427	1.26		–		0.22	80.9
7.29		1,009	1.27		–		0.96	68.4

(1.31)		4,708	0.96		–		3.00	106.3
(12.09)		6,749	0.96		–		5.90	108.3
5.80		7,120	0.96		–		2.76	67.7
8.17		8,491	0.95		–		0.58	80.9
7.64		6,836	0.96		–		1.22	68.4

(1.10)		1,360	0.77		–		3.43	106.3
(11.95)		4,051	0.77		–		6.17	108.3
6.09		5,912	0.77		–		2.17	67.7
8.32		1,780	0.76		–		0.70	80.9
7.82		1,327	0.77		–		1.49	68.4

(1.14)		3,492	0.65		–		3.48	106.3
(11.83)		4,251	0.65		–		6.26	108.3
6.16		4,114	0.65		–		3.06	67.7
8.56		4,592	0.64		–		0.82	80.9
7.82		2,679	0.65		–		1.43	68.4
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit.
(d)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e)Excludes expense reimbursement from Manager and/or Distributor.
(f)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
INTERNATIONAL FUND I
Institutional shares
2023	$11.24	$0.38	$0.74	$1.12	($0.35)	$–	($0.35)	$12.01
2022	18.41	0.41	(5.23)	(4.82)	(0.41)	(1.94)	(2.35)	11.24
2021	15.19	0.44	3.88	4.32	(0.21)	(0.89)	(1.10)	18.41
2020	14.94	0.22	0.41	0.63	(0.38)	–	(0.38)	15.19
2019	14.17	0.33	1.42	1.75	(0.32)	(0.66)	(0.98)	14.94
R-1 shares
2023	11.18	0.27	0.75	1.02	(0.25)	–	(0.25)	11.95
2022	18.31	0.30	(5.22)	(4.92)	(0.27)	(1.94)	(2.21)	11.18
2021	15.11	0.29	3.89	4.18	(0.09)	(0.89)	(0.98)	18.31
2020	14.85	0.10	0.40	0.50	(0.24)	–	(0.24)	15.11
2019	14.06	0.22	1.42	1.64	(0.19)	(0.66)	(0.85)	14.85
R-3 shares
2023	11.21	0.31	0.75	1.06	(0.28)	–	(0.28)	11.99
2022	18.35	0.34	(5.22)	(4.88)	(0.32)	(1.94)	(2.26)	11.21
2021	15.15	0.38	3.85	4.23	(0.14)	(0.89)	(1.03)	18.35
2020	14.89	0.14	0.42	0.56	(0.30)	–	(0.30)	15.15
2019	14.11	0.24	1.44	1.68	(0.24)	(0.66)	(0.90)	14.89
R-4 shares
2023	11.24	0.27	0.82	1.09	(0.32)	–	(0.32)	12.01
2022	18.40	0.37	(5.24)	(4.87)	(0.35)	(1.94)	(2.29)	11.24
2021	15.17	0.38	3.90	4.28	(0.16)	(0.89)	(1.05)	18.40
2020	14.90	0.18	0.40	0.58	(0.31)	–	(0.31)	15.17
2019	14.14	0.30	1.41	1.71	(0.29)	(0.66)	(0.95)	14.90
R-5 shares
2023	11.26	0.40	0.70	1.10	(0.34)	–	(0.34)	12.02
2022	18.39	0.38	(5.23)	(4.85)	(0.34)	(1.94)	(2.28)	11.26
2021	15.17	0.40	3.90	4.30	(0.19)	(0.89)	(1.08)	18.39
2020	14.91	0.19	0.40	0.59	(0.33)	–	(0.33)	15.17
2019	14.12	0.31	1.42	1.73	(0.28)	(0.66)	(0.94)	14.91
R-6 shares
2023	11.25	0.39	0.74	1.13	(0.37)	–	(0.37)	12.01
2022	18.41	0.42	(5.22)	(4.80)	(0.42)	(1.94)	(2.36)	11.25
2021	15.19	0.45	3.89	4.34	(0.23)	(0.89)	(1.12)	18.41
2020	14.94	0.23	0.41	0.64	(0.39)	–	(0.39)	15.19
2019	14.17	0.36	1.40	1.76	(0.33)	(0.66)	(0.99)	14.94

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

10.06%		$88,447	0.92%	(b),(c)	2.98%	65.8%
(29.86)		88,476	0.87	(b)	2.93	60.5
29.33		133,135	0.90	(b)	2.43	55.0
4.14		100,695	0.90	(b)	1.48	68.4
14.09		114,993	0.92	(b)	2.38	71.0

9.19		1,049	1.71	(c)	2.14	65.8
(30.39)		944	1.65		2.14	60.5
28.31	(d)	1,369	1.67		1.61	55.0
3.41	(d)	1,168	1.67	(b)	0.64	68.4
13.14		1,701	1.72	(b)	1.63	71.0

9.50		969	1.40	(c)	2.45	65.8
(30.14)		1,649	1.34		2.40	60.5
28.72		3,029	1.36		2.11	55.0
3.71		2,167	1.36	(b)	0.94	68.4
13.44		2,906	1.41	(b)	1.77	71.0

9.73		285	1.21	(c)	2.19	65.8
(30.04)		1,867	1.15		2.65	60.5
29.05		2,623	1.17		2.11	55.0
3.85		3,110	1.17	(b)	1.24	68.4
13.71		3,285	1.22	(b)	2.20	71.0

9.81		2,058	1.09	(c)	3.09	65.8
(29.95)		487	1.03		2.73	60.5
29.12	(d)	755	1.05		2.21	55.0
3.99	(d)	1,493	1.05	(b)	1.32	68.4
13.90		1,932	1.10	(b)	2.27	71.0

10.09		180,658	0.82	(b),(c)	3.09	65.8
(29.73)		181,468	0.76	(b)	3.06	60.5
29.47		204,338	0.79	(b)	2.51	55.0
4.22		173,218	0.79	(b)	1.58	68.4
14.19		215,444	0.82	(b)	2.57	71.0
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit.
(d)Includes 0.13% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(e)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
LARGECAP GROWTH FUND I
Class A shares
2023	$14.20	($0.05)	$2.14	$2.09	$–	($1.52)	($1.52)	$14.77
2022	23.75	(0.08)	(6.95)	(7.03)	–	(2.52)	(2.52)	14.20
2021	18.39	(0.11)	6.91	6.80	–	(1.44)	(1.44)	23.75
2020	15.59	(0.07)	4.15	4.08	–	(1.28)	(1.28)	18.39
2019	15.08	(0.05)	2.26	2.21	–	(1.70)	(1.70)	15.59
Class J shares
2023	11.17	(0.02)	1.62	1.60	–	(1.52)	(1.52)	11.25
2022	19.22	(0.04)	(5.49)	(5.53)	–	(2.52)	(2.52)	11.17
2021	15.10	(0.06)	5.62	5.56	–	(1.44)	(1.44)	19.22
2020	13.00	(0.03)	3.41	3.38	–	(1.28)	(1.28)	15.10
2019	12.86	–	1.85	1.85	(0.01)	(1.70)	(1.71)	13.00
Institutional shares
2023	15.05	(0.01)	2.30	2.29	–	(1.52)	(1.52)	15.82
2022	24.95	(0.03)	(7.35)	(7.38)	–	(2.52)	(2.52)	15.05
2021	19.20	(0.05)	7.24	7.19	–	(1.44)	(1.44)	24.95
2020	16.18	(0.02)	4.32	4.30	–	(1.28)	(1.28)	19.20
2019	15.55	0.02	2.33	2.35	(0.02)	(1.70)	(1.72)	16.18
R-1 shares
2023	11.51	(0.09)	1.66	1.57	–	(1.52)	(1.52)	11.56
2022	19.83	(0.14)	(5.66)	(5.80)	–	(2.52)	(2.52)	11.51
2021	15.64	(0.18)	5.81	5.63	–	(1.44)	(1.44)	19.83
2020	13.50	(0.13)	3.55	3.42	–	(1.28)	(1.28)	15.64
2019	13.35	(0.08)	1.93	1.85	–	(1.70)	(1.70)	13.50

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

16.90%	(b),(c)	$423,684	1.00%	(d)	–%		(0.37)%	26.5%
(32.72)	(b)	389,907	0.96	(d)	–		(0.46)	28.4
38.72	(b)	632,010	0.95	(d)	–		(0.51)	23.1
27.86	(b)	487,128	0.99	(d)	–		(0.43)	33.6
17.51	(b),(e)	414,599	1.00	(d)	–		(0.37)	28.1

17.11	(b),(c)	319,716	0.80	(f)	0.84	(g)	(0.17)	26.5
(32.65)	(b),(e)	269,806	0.79	(f)	0.83	(g)	(0.29)	28.4
39.03	(b),(e)	445,587	0.78	(f)	0.82	(g)	(0.34)	23.1
28.03	(b)	331,514	0.80	(f)	0.85	(g)	(0.23)	33.6
17.85	(b)	274,328	0.82	(f)	0.87	(g)	(0.01)	28.1

17.31	(c)	2,516,629	0.68	(d)	–		(0.05)	26.5
(32.53)		2,371,763	0.68	(d)	–		(0.18)	28.4
39.14		3,460,761	0.67	(d)	–		(0.23)	23.1
28.23		2,630,670	0.68	(d)	–		(0.11)	33.6
18.02		2,366,040	0.68	(d)	–		0.15	28.1

16.26	(c)	9,023	1.47	(d)	–		(0.84)	26.5
(33.05)	(e)	8,728	1.47	(d)	–		(0.97)	28.4
38.07	(e)	14,313	1.46	(d)	–		(1.02)	23.1
27.22		11,345	1.47	(d)	–		(0.90)	33.6
17.12		10,940	1.47	(d)	–		(0.64)	28.1
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)During the fiscal year ending October 31, 2023, the Fund experienced a one-time gain of approximately $0.03/share as a result of a reimbursement by a service provider. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(d)Reflects Manager's contractual expense limit.
(e)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g)Excludes expense reimbursement from Manager and/or Distributor.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
LARGECAP GROWTH FUND I
R-3 shares
2023	$12.80	($0.07)	$1.90	$1.83	$–	($1.52)	($1.52)	$13.11
2022	21.70	(0.10)	(6.28)	(6.38)	–	(2.52)	(2.52)	12.80
2021	16.94	(0.14)	6.34	6.20	–	(1.44)	(1.44)	21.70
2020	14.48	(0.09)	3.83	3.74	–	(1.28)	(1.28)	16.94
2019	14.15	(0.04)	2.07	2.03	–	(1.70)	(1.70)	14.48
R-4 shares
2023	13.30	(0.04)	1.98	1.94	–	(1.52)	(1.52)	13.72
2022	22.41	(0.08)	(6.51)	(6.59)	–	(2.52)	(2.52)	13.30
2021	17.42	(0.10)	6.53	6.43	–	(1.44)	(1.44)	22.41
2020	14.83	(0.06)	3.93	3.87	–	(1.28)	(1.28)	17.42
2019	14.42	(0.02)	2.13	2.11	–	(1.70)	(1.70)	14.83
R-5 shares
2023	14.15	(0.03)	2.13	2.10	–	(1.52)	(1.52)	14.73
2022	23.65	(0.06)	(6.92)	(6.98)	–	(2.52)	(2.52)	14.15
2021	18.29	(0.08)	6.88	6.80	–	(1.44)	(1.44)	23.65
2020	15.50	(0.04)	4.11	4.07	–	(1.28)	(1.28)	18.29
2019	14.98	–	2.22	2.22	–	(1.70)	(1.70)	15.50
R-6 shares
2023	15.07	0.01	2.29	2.30	–	(1.52)	(1.52)	15.85
2022	24.96	(0.02)	(7.35)	(7.37)	–	(2.52)	(2.52)	15.07
2021	19.19	(0.03)	7.25	7.22	–	(1.45)	(1.45)	24.96
2020	16.17	–	4.32	4.32	(0.03)	(1.27)	(1.30)	19.19
2019	15.55	0.04	2.31	2.35	(0.03)	(1.70)	(1.73)	16.17

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

16.69%	(b)	$63,841	1.16%	(c)	(0.53)%	26.5%
(32.85)	(d)	58,977	1.16	(c)	(0.66)	28.4
38.54	(d)	102,793	1.15	(c)	(0.71)	23.1
27.61		89,315	1.16	(c)	(0.58)	33.6
17.46		85,393	1.16	(c)	(0.31)	28.1

16.93	(b)	46,894	0.97	(c)	(0.33)	26.5
(32.71)		47,601	0.97	(c)	(0.47)	28.4
38.75		84,797	0.96	(c)	(0.51)	23.1
27.86		82,907	0.97	(c)	(0.39)	33.6
17.71		80,284	0.97	(c)	(0.14)	28.1

17.04	(b)	148,543	0.85	(c)	(0.21)	26.5
(32.64)		158,035	0.85	(c)	(0.35)	28.4
38.94		364,553	0.84	(c)	(0.40)	23.1
28.04	(d)	296,527	0.85	(c)	(0.27)	33.6
17.72	(d)	293,297	0.85	(c)	(0.01)	28.1

17.36	(b)	6,955,555	0.59	(c)	0.04	26.5
(32.47)		6,257,991	0.59	(c)	(0.09)	28.4
39.24	(d)	9,740,176	0.59	(c)	(0.15)	23.1
28.42	(d)	7,254,770	0.59	(c)	(0.02)	33.6
18.06		6,356,209	0.59	(c)	0.24	28.1
(a)Calculated based on average shares outstanding during the period.
(b)During the fiscal year ending October 31, 2023, the Fund experienced a one-time gain of approximately $0.03/share as a result of a reimbursement by a service provider. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(c)Reflects Manager's contractual expense limit.
(d)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
LARGECAP S&P 500 INDEX FUND
Class A shares
2023	$19.91	$0.27	$1.59	$1.86	($0.25)	($0.27)	($0.52)	$21.25
2022	26.67	0.24	(3.75)	(3.51)	(0.20)	(3.05)	(3.25)	19.91
2021	20.14	0.24	7.88	8.12	(0.33)	(1.26)	(1.59)	26.67
2020	19.10	0.28	1.46	1.74	(0.32)	(0.38)	(0.70)	20.14
2019	17.99	0.31	1.92	2.23	(0.28)	(0.84)	(1.12)	19.10
Class J shares
2023	19.65	0.29	1.56	1.85	(0.26)	(0.27)	(0.53)	20.97
2022	26.36	0.25	(3.70)	(3.45)	(0.21)	(3.05)	(3.26)	19.65
2021	19.93	0.25	7.78	8.03	(0.34)	(1.26)	(1.60)	26.36
2020	18.91	0.29	1.44	1.73	(0.33)	(0.38)	(0.71)	19.93
2019	17.82	0.32	1.91	2.23	(0.30)	(0.84)	(1.14)	18.91
Institutional shares
2023	19.94	0.33	1.59	1.92	(0.30)	(0.27)	(0.57)	21.29
2022	26.70	0.29	(3.75)	(3.46)	(0.25)	(3.05)	(3.30)	19.94
2021	20.16	0.30	7.88	8.18	(0.38)	(1.26)	(1.64)	26.70
2020	19.12	0.33	1.46	1.79	(0.37)	(0.38)	(0.75)	20.16
2019	18.01	0.36	1.92	2.28	(0.33)	(0.84)	(1.17)	19.12
R-1 shares
2023	19.78	0.15	1.59	1.74	(0.12)	(0.27)	(0.39)	21.13
2022	26.53	0.10	(3.75)	(3.65)	(0.05)	(3.05)	(3.10)	19.78
2021	20.05	0.09	7.85	7.94	(0.20)	(1.26)	(1.46)	26.53
2020	19.00	0.16	1.45	1.61	(0.18)	(0.38)	(0.56)	20.05
2019	17.87	0.21	1.93	2.14	(0.17)	(0.84)	(1.01)	19.00
R-3 shares
2023	19.91	0.21	1.60	1.81	(0.17)	(0.27)	(0.44)	21.28
2022	26.67	0.17	(3.76)	(3.59)	(0.12)	(3.05)	(3.17)	19.91
2021	20.15	0.17	7.87	8.04	(0.26)	(1.26)	(1.52)	26.67
2020	19.11	0.22	1.46	1.68	(0.26)	(0.38)	(0.64)	20.15
2019	17.98	0.26	1.93	2.19	(0.22)	(0.84)	(1.06)	19.11
R-4 shares
2023	20.02	0.25	1.61	1.86	(0.22)	(0.27)	(0.49)	21.39
2022	26.78	0.21	(3.77)	(3.56)	(0.15)	(3.05)	(3.20)	20.02
2021	20.23	0.21	7.91	8.12	(0.31)	(1.26)	(1.57)	26.78
2020	19.19	0.26	1.46	1.72	(0.30)	(0.38)	(0.68)	20.23
2019	18.05	0.30	1.94	2.24	(0.26)	(0.84)	(1.10)	19.19
R-5 shares
2023	20.27	0.28	1.63	1.91	(0.25)	(0.27)	(0.52)	21.66
2022	27.09	0.24	(3.82)	(3.58)	(0.19)	(3.05)	(3.24)	20.27
2021	20.44	0.24	7.99	8.23	(0.32)	(1.26)	(1.58)	27.09
2020	19.38	0.29	1.47	1.76	(0.32)	(0.38)	(0.70)	20.44
2019	18.22	0.32	1.96	2.28	(0.28)	(0.84)	(1.12)	19.38

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

9.61%	(b)	$616,516	0.42%		–%		1.29%	5.9%
(14.93)	(b)	544,686	0.40		–		1.10	3.7
42.29	(b)	651,354	0.40		–		1.00	3.8
9.23	(b)	465,384	0.42		–		1.45	6.0
13.84	(b)	435,070	0.46		–		1.73	3.2

9.71	(b)	892,669	0.34	(c)	0.36	(d)	1.37	5.9
(14.87)	(b)	810,657	0.34	(c)	0.36	(d)	1.15	3.7
42.31	(b)	970,126	0.35	(c)	0.37	(d)	1.06	3.8
9.29	(b)	691,249	0.36	(c)	0.39	(d)	1.52	6.0
13.95	(b)	691,045	0.38	(c)	0.41	(d)	1.82	3.2

9.93		4,143,385	0.16		–		1.55	5.9
(14.73)		3,639,186	0.16		–		1.34	3.7
42.61		4,069,356	0.17		–		1.27	3.8
9.51		3,986,295	0.17		–		1.71	6.0
14.18		4,175,228	0.17		–		2.02	3.2

9.01		11,582	1.02		–		0.69	5.9
(15.49)		11,720	1.03		–		0.45	3.7
41.38		17,742	1.03		–		0.36	3.8
8.58		11,726	1.03		–		0.85	6.0
13.21		14,258	1.03		–		1.17	3.2

9.32		136,914	0.71		–		1.00	5.9
(15.21)		133,978	0.72		–		0.77	3.7
41.78		192,913	0.72		–		0.70	3.8
8.92		167,324	0.72		–		1.16	6.0
13.54		181,254	0.72		–		1.48	3.2

9.55		103,145	0.52		–		1.19	5.9
(15.06)	(e)	105,613	0.53		–		0.96	3.7
42.09	(e)	135,073	0.53		–		0.90	3.8
9.09		132,402	0.53		–		1.35	6.0
13.80		142,497	0.53		–		1.67	3.2

9.67		238,426	0.40		–		1.31	5.9
(14.94)		256,634	0.41		–		1.08	3.7
42.22		327,673	0.41		–		0.99	3.8
9.21		244,545	0.41		–		1.48	6.0
13.95		297,495	0.41		–		1.80	3.2
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit.
(d)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e)Excludes expense reimbursement from Manager and/or Distributor.
(f)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
LARGECAP VALUE FUND III
Class J shares
2023	$18.01	$0.22	($0.29)	($0.07)	($0.24)	($1.43)	($1.67)	$16.27
2022	20.70	0.21	(1.16)	(0.95)	(0.14)	(1.60)	(1.74)	18.01
2021	14.67	0.15	6.10	6.25	(0.22)	–	(0.22)	20.70
2020	16.98	0.21	(1.47)	(1.26)	(0.31)	(0.74)	(1.05)	14.67
2019	16.79	0.31	1.42	1.73	(0.23)	(1.31)	(1.54)	16.98
Institutional shares
2023	18.36	0.28	(0.29)	(0.01)	(0.29)	(1.43)	(1.72)	16.63
2022	21.07	0.26	(1.18)	(0.92)	(0.19)	(1.60)	(1.79)	18.36
2021	14.94	0.21	6.19	6.40	(0.27)	–	(0.27)	21.07
2020	17.27	0.26	(1.48)	(1.22)	(0.37)	(0.74)	(1.11)	14.94
2019	17.05	0.37	1.44	1.81	(0.28)	(1.31)	(1.59)	17.27
R-1 shares
2023	18.21	0.13	(0.29)	(0.16)	(0.14)	(1.43)	(1.57)	16.48
2022	20.93	0.10	(1.18)	(1.08)	(0.04)	(1.60)	(1.64)	18.21
2021	14.83	0.04	6.17	6.21	(0.11)	–	(0.11)	20.93
2020	17.13	0.13	(1.48)	(1.35)	(0.21)	(0.74)	(0.95)	14.83
2019	16.91	0.23	1.44	1.67	(0.14)	(1.31)	(1.45)	17.13
R-3 shares
2023	19.36	0.19	(0.30)	(0.11)	(0.18)	(1.43)	(1.61)	17.64
2022	22.13	0.16	(1.24)	(1.08)	(0.09)	(1.60)	(1.69)	19.36
2021	15.67	0.10	6.53	6.63	(0.17)	–	(0.17)	22.13
2020	18.07	0.19	(1.58)	(1.39)	(0.27)	(0.74)	(1.01)	15.67
2019	17.72	0.30	1.52	1.82	(0.16)	(1.31)	(1.47)	18.07
R-4 shares
2023	18.32	0.21	(0.28)	(0.07)	(0.22)	(1.43)	(1.65)	16.60
2022	21.04	0.19	(1.19)	(1.00)	(0.12)	(1.60)	(1.72)	18.32
2021	14.90	0.14	6.20	6.34	(0.20)	–	(0.20)	21.04
2020	17.23	0.21	(1.50)	(1.29)	(0.30)	(0.74)	(1.04)	14.90
2019	17.01	0.32	1.43	1.75	(0.22)	(1.31)	(1.53)	17.23
R-5 shares
2023	18.52	0.23	(0.28)	(0.05)	(0.24)	(1.43)	(1.67)	16.80
2022	21.22	0.22	(1.20)	(0.98)	(0.12)	(1.60)	(1.72)	18.52
2021	15.04	0.16	6.25	6.41	(0.23)	–	(0.23)	21.22
2020	17.38	0.23	(1.50)	(1.27)	(0.33)	(0.74)	(1.07)	15.04
2019	17.15	0.34	1.44	1.78	(0.24)	(1.31)	(1.55)	17.38

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(0.46)%	(b)	$76,888	1.00%	(c)	1.09%	(d)	1.31%	44.9%
(4.80)	(b)	82,605	0.97	(c)	1.06	(d)	1.13	42.6
42.96	(b)	84,871	0.98	(c)	1.07	(d)	0.82	46.3
(8.14)	(b)	62,003	1.04	(c)	1.14	(d)	1.39	54.6
12.14	(b)	74,483	1.06	(c)	1.15	(d)	1.97	51.5

(0.13)		2,556,406	0.72	(e)	–		1.59	44.9
(4.56)		2,634,970	0.70	(e)	–		1.39	42.6
43.27		3,457,999	0.70	(e)	–		1.07	46.3
(7.82)		1,754,898	0.72	(e)	–		1.72	54.6
12.53		2,065,317	0.72	(e)	–		2.30	51.5

(0.99)		3,475	1.58	(e)	–		0.73	44.9
(5.41)		4,060	1.57	(e)	–		0.53	42.6
42.06		4,000	1.58	(e)	–		0.22	46.3
(8.58)		2,889	1.59	(e)	–		0.85	54.6
11.53		4,436	1.59	(e)	–		1.44	51.5

(0.67)		5,941	1.27	(e)	–		1.04	44.9
(5.11)		6,078	1.26	(e)	–		0.83	42.6
42.56		7,133	1.27	(e)	–		0.52	46.3
(8.36)		4,056	1.28	(e)	–		1.16	54.6
11.90		5,695	1.28	(e)	–		1.77	51.5

(0.48)		1,123	1.08	(e)	–		1.21	44.9
(4.97)		1,934	1.07	(e)	–		1.01	42.6
42.86		2,599	1.08	(e)	–		0.72	46.3
(8.19)		1,866	1.09	(e)	–		1.34	54.6
12.09		4,028	1.09	(e)	–		1.98	51.5

(0.34)		5,618	0.96	(e)	–		1.34	44.9
(4.81)		5,432	0.95	(e)	–		1.15	42.6
42.94		8,722	0.96	(e)	–		0.84	46.3
(8.05)		6,935	0.97	(e)	–		1.47	54.6
12.22		10,455	0.97	(e)	–		2.11	51.5
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d)Excludes expense reimbursement from Manager and/or Distributor.
(e)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
MIDCAP FUND
Class A shares
2023	$30.71	($0.10)	$2.12	$2.02	$–	($0.99)	($0.99)	$31.74
2022	42.87	(0.09)	(8.74)	(8.83)	–	(3.33)	(3.33)	30.71
2021	30.19	(0.19)	13.26	13.07	–	(0.39)	(0.39)	42.87
2020	30.15	(0.01)	1.44	1.43	(0.07)	(1.32)	(1.39)	30.19
2019	26.24	0.01	6.64	6.65	–	(2.74)	(2.74)	30.15
Class C shares
2023	26.19	(0.31)	1.80	1.49	–	(0.99)	(0.99)	26.69
2022	37.32	(0.31)	(7.49)	(7.80)	–	(3.33)	(3.33)	26.19
2021	26.51	(0.39)	11.59	11.20	–	(0.39)	(0.39)	37.32
2020	26.77	(0.19)	1.25	1.06	–	(1.32)	(1.32)	26.51
2019	23.77	(0.16)	5.90	5.74	–	(2.74)	(2.74)	26.77
Class J shares
2023	29.44	(0.05)	2.03	1.98	–	(0.99)	(0.99)	30.43
2022	41.18	(0.04)	(8.37)	(8.41)	–	(3.33)	(3.33)	29.44
2021	28.96	(0.12)	12.73	12.61	–	(0.39)	(0.39)	41.18
2020	28.99	0.03	1.38	1.41	(0.12)	(1.32)	(1.44)	28.96
2019	25.30	0.05	6.38	6.43	–	(2.74)	(2.74)	28.99
Institutional shares
2023	31.88	(0.01)	2.20	2.19	–	(0.99)	(0.99)	33.08
2022	44.26	–	(9.05)	(9.05)	–	(3.33)	(3.33)	31.88
2021	31.08	(0.09)	13.66	13.57	–	(0.39)	(0.39)	44.26
2020	31.00	0.06	1.49	1.55	(0.15)	(1.32)	(1.47)	31.08
2019	26.84	0.09	6.83	6.92	(0.02)	(2.74)	(2.76)	31.00
R-1 shares
2023	27.37	(0.24)	1.90	1.66	–	(0.99)	(0.99)	28.04
2022	38.77	(0.24)	(7.83)	(8.07)	–	(3.33)	(3.33)	27.37
2021	27.47	(0.35)	12.04	11.69	–	(0.39)	(0.39)	38.77
2020	27.63	(0.14)	1.30	1.16	–	(1.32)	(1.32)	27.47
2019	24.39	(0.11)	6.09	5.98	–	(2.74)	(2.74)	27.63

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6.62%	(b)	$1,590,186	0.95%		–%		(0.30)%	10.1%
(22.25)	(b)	1,591,916	0.94		–		(0.27)	14.1
43.63	(b)	2,198,683	0.93		–		(0.50)	12.4
4.83	(b)	1,607,917	0.95		–		(0.04)	13.9
29.21	(b)	1,645,317	0.98		–		0.05	13.6

5.71	(b)	29,926	1.78		–		(1.13)	10.1
(22.84)	(b)	40,097	1.72		–		(1.06)	14.1
42.62	(b)	72,682	1.67		–		(1.21)	12.4
4.02	(b)	158,906	1.69		–		(0.74)	13.9
28.32	(b)	228,866	1.70		–		(0.67)	13.6

6.78	(b)	293,360	0.80	(c)	0.82	(d)	(0.16)	10.1
(22.13)	(b)	292,151	0.79	(c)	0.81	(d)	(0.12)	14.1
43.85	(b),(e)	407,907	0.78	(c)	0.80	(d)	(0.34)	12.4
4.98	(b),(e)	310,404	0.79	(c)	0.82	(d)	0.12	13.9
29.45	(b)	325,426	0.83	(c)	0.86	(d)	0.21	13.6

6.92		9,079,129	0.68		–		(0.04)	10.1
(22.05)	(e)	10,110,818	0.67	(f)	–		0.00	14.1
44.03	(e)	15,790,247	0.67	(f)	–		(0.24)	12.4
5.08		12,106,903	0.69	(f)	–		0.21	13.9
29.61		12,070,133	0.70	(f)	–		0.34	13.6

6.10		81,144	1.46		–		(0.82)	10.1
(22.67)		83,862	1.46		–		(0.79)	14.1
42.92		116,642	1.46		–		(1.02)	12.4
4.27		89,600	1.46		–		(0.54)	13.9
28.61		98,489	1.47		–		(0.43)	13.6
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d)Excludes expense reimbursement from Manager and/or Distributor.
(e)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
MIDCAP FUND
R-3 shares
2023	$29.68	($0.16)	$2.05	$1.89	$–	($0.99)	($0.99)	$30.58
2022	41.63	(0.16)	(8.46)	(8.62)	–	(3.33)	(3.33)	29.68
2021	29.38	(0.26)	12.90	12.64	–	(0.39)	(0.39)	41.63
2020	29.38	(0.06)	1.38	1.32	–	(1.32)	(1.32)	29.38
2019	25.68	(0.04)	6.48	6.44	–	(2.74)	(2.74)	29.38
R-4 shares
2023	31.36	(0.11)	2.17	2.06	–	(0.99)	(0.99)	32.43
2022	43.71	(0.11)	(8.91)	(9.02)	–	(3.33)	(3.33)	31.36
2021	30.78	(0.20)	13.52	13.32	–	(0.39)	(0.39)	43.71
2020	30.70	(0.01)	1.46	1.45	(0.05)	(1.32)	(1.37)	30.78
2019	26.66	0.01	6.77	6.78	–	(2.74)	(2.74)	30.70
R-5 shares
2023	31.21	(0.07)	2.16	2.09	–	(0.99)	(0.99)	32.31
2022	43.47	(0.06)	(8.87)	(8.93)	–	(3.33)	(3.33)	31.21
2021	30.57	(0.15)	13.44	13.29	–	(0.39)	(0.39)	43.47
2020	30.53	0.03	1.44	1.47	(0.11)	(1.32)	(1.43)	30.57
2019	26.50	0.05	6.72	6.77	–	(2.74)	(2.74)	30.53
R-6 shares
2023	31.90	0.01	2.21	2.22	–	(0.99)	(0.99)	33.13
2022	44.26	0.03	(9.06)	(9.03)	–	(3.33)	(3.33)	31.90
2021	31.05	(0.06)	13.66	13.60	–	(0.39)	(0.39)	44.26
2020	30.97	0.09	1.49	1.58	(0.18)	(1.32)	(1.50)	31.05
2019	26.83	0.13	6.80	6.93	(0.05)	(2.74)	(2.79)	30.97

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6.41%		$40,789	1.15%		(0.51)%	10.1%
(22.42)		44,432	1.15		(0.49)	14.1
43.32	(b)	73,376	1.15		(0.71)	12.4
4.61	(b)	66,616	1.15		(0.22)	13.9
29.01		83,961	1.16		(0.14)	13.6

6.61		45,069	0.96		(0.32)	10.1
(22.25)		48,916	0.96		(0.30)	14.1
43.61		81,569	0.96		(0.52)	12.4
4.82		71,485	0.96		(0.04)	13.9
29.23		76,985	0.97		0.02	13.6

6.74		219,018	0.84		(0.21)	10.1
(22.16)		296,351	0.84		(0.17)	14.1
43.76	(b)	427,065	0.84		(0.40)	12.4
4.93	(b)	325,105	0.84		0.09	13.9
29.39		387,741	0.85		0.19	13.6

7.01		6,835,701	0.60	(c)	0.04	10.1
(21.98)		5,989,509	0.59	(c)	0.09	14.1
44.13		5,220,374	0.59	(c)	(0.15)	12.4
5.20		4,054,486	0.60	(c)	0.29	13.9
29.71		2,431,236	0.60	(c)	0.45	13.6
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
MIDCAP GROWTH FUND
Class J shares
2023	$5.77	($0.02)	($0.29)	($0.31)	$–	$–	$5.46
2022	10.74	(0.03)	(2.79)	(2.82)	(2.15)	(2.15)	5.77
2021	8.39	(0.03)	3.63	3.60	(1.25)	(1.25)	10.74
2020	6.40	(0.04)	2.39	2.35	(0.36)	(0.36)	8.39
2019	7.05	(0.03)	0.49	0.46	(1.11)	(1.11)	6.40
Institutional shares
2023	8.69	(0.01)	(0.45)	(0.46)	–	–	8.23
2022	14.99	(0.03)	(4.12)	(4.15)	(2.15)	(2.15)	8.69
2021	11.30	(0.03)	4.97	4.94	(1.25)	(1.25)	14.99
2020	8.48	(0.04)	3.22	3.18	(0.36)	(0.36)	11.30
2019	8.92	(0.02)	0.69	0.67	(1.11)	(1.11)	8.48
R-1 shares
2023	5.94	(0.06)	(0.29)	(0.35)	–	–	5.59
2022	11.05	(0.08)	(2.88)	(2.96)	(2.15)	(2.15)	5.94
2021	8.66	(0.10)	3.74	3.64	(1.25)	(1.25)	11.05
2020	6.63	(0.09)	2.48	2.39	(0.36)	(0.36)	8.66
2019	7.29	(0.07)	0.52	0.45	(1.11)	(1.11)	6.63
R-3 shares
2023	7.66	(0.05)	(0.39)	(0.44)	–	–	7.22
2022	13.55	(0.07)	(3.67)	(3.74)	(2.15)	(2.15)	7.66
2021	10.35	(0.09)	4.54	4.45	(1.25)	(1.25)	13.55
2020	7.84	(0.07)	2.94	2.87	(0.36)	(0.36)	10.35
2019	8.37	(0.06)	0.64	0.58	(1.11)	(1.11)	7.84
R-4 shares
2023	8.45	(0.04)	(0.42)	(0.46)	–	–	7.99
2022	14.68	(0.06)	(4.02)	(4.08)	(2.15)	(2.15)	8.45
2021	11.12	(0.07)	4.88	4.81	(1.25)	(1.25)	14.68
2020	8.38	(0.06)	3.16	3.10	(0.36)	(0.36)	11.12
2019	8.85	(0.05)	0.69	0.64	(1.11)	(1.11)	8.38
R-5 shares
2023	9.02	(0.03)	(0.45)	(0.48)	–	–	8.54
2022	15.50	(0.05)	(4.28)	(4.33)	(2.15)	(2.15)	9.02
2021	11.67	(0.05)	5.13	5.08	(1.25)	(1.25)	15.50
2020	8.77	(0.05)	3.31	3.26	(0.36)	(0.36)	11.67
2019	9.19	(0.04)	0.73	0.69	(1.11)	(1.11)	8.77

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(5.37)%	(b)	$70,897	0.93%	(c)	0.95%	(d)	(0.33)%	181.4%
(31.59)	(b),(e)	81,825	0.90	(c)	0.92	(d)	(0.42)	165.5
45.43	(b),(e)	131,086	0.88	(c)	0.90	(d)	(0.35)	114.5
38.55	(b),(e)	93,209	0.93	(c)	0.96	(d)	(0.56)	120.6
10.27	(b)	71,129	0.97	(c)	1.00	(d)	(0.46)	104.6

(5.29)		98,232	0.75	(f)	–		(0.15)	181.4
(31.50)	(e)	125,149	0.75	(f)	–		(0.26)	165.5
45.74	(e)	149,191	0.75	(f)	–		(0.24)	114.5
38.77		58,852	0.75	(f)	–		(0.38)	120.6
10.51		52,324	0.75	(f)	–		(0.25)	104.6

(5.89)		777	1.55		–		(0.95)	181.4
(32.06)	(e)	881	1.54		–		(1.05)	165.5
44.57	(e)	1,740	1.54		–		(1.02)	114.5
37.62		1,789	1.55		–		(1.19)	120.6
9.71		1,286	1.55		–		(1.05)	104.6

(5.74)		15,596	1.24		–		(0.64)	181.4
(31.86)	(e)	17,879	1.23		–		(0.75)	165.5
45.01	(e)	22,672	1.23		–		(0.72)	114.5
38.08	(e)	13,555	1.24		–		(0.87)	120.6
10.06		11,187	1.24		–		(0.74)	104.6

(5.44)		4,295	1.05		–		(0.45)	181.4
(31.72)	(e)	4,709	1.04		–		(0.56)	165.5
45.27	(e)	6,759	1.04		–		(0.52)	114.5
38.26		4,709	1.05		–		(0.68)	120.6
10.20		4,103	1.05		–		(0.55)	104.6

(5.32)		4,137	0.93		–		(0.33)	181.4
(31.64)	(e)	5,778	0.92		–		(0.43)	165.5
45.47	(e)	25,223	0.92		–		(0.39)	114.5
38.38		23,760	0.93		–		(0.55)	120.6
10.40		22,099	0.93		–		(0.43)	104.6
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d)Excludes expense reimbursement from Manager and/or Distributor.
(e)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
MIDCAP GROWTH FUND III
Class J shares
2023	$7.29	($0.03)	($0.10)	($0.13)	($0.19)	($0.19)	$6.97
2022	13.69	(0.05)	(2.92)	(2.97)	(3.43)	(3.43)	7.29
2021	10.46	(0.09)	4.12	4.03	(0.80)	(0.80)	13.69
2020	9.53	(0.06)	1.98	1.92	(0.99)	(0.99)	10.46
2019	9.35	(0.05)	1.37	1.32	(1.14)	(1.14)	9.53
Institutional shares
2023	10.59	(0.01)	(0.14)	(0.15)	(0.19)	(0.19)	10.25
2022	18.18	(0.04)	(4.12)	(4.16)	(3.43)	(3.43)	10.59
2021	13.63	(0.08)	5.43	5.35	(0.80)	(0.80)	18.18
2020	12.10	(0.04)	2.56	2.52	(0.99)	(0.99)	13.63
2019	11.50	(0.02)	1.76	1.74	(1.14)	(1.14)	12.10
R-1 shares
2023	7.12	(0.07)	(0.09)	(0.16)	(0.19)	(0.19)	6.77
2022	13.51	(0.10)	(2.86)	(2.96)	(3.43)	(3.43)	7.12
2021	10.39	(0.17)	4.09	3.92	(0.80)	(0.80)	13.51
2020	9.52	(0.11)	1.97	1.86	(0.99)	(0.99)	10.39
2019	9.39	(0.10)	1.37	1.27	(1.14)	(1.14)	9.52
R-3 shares
2023	9.17	(0.06)	(0.12)	(0.18)	(0.19)	(0.19)	8.80
2022	16.30	(0.10)	(3.60)	(3.70)	(3.43)	(3.43)	9.17
2021	12.36	(0.16)	4.90	4.74	(0.80)	(0.80)	16.30
2020	11.12	(0.10)	2.33	2.23	(0.99)	(0.99)	12.36
2019	10.72	(0.08)	1.62	1.54	(1.14)	(1.14)	11.12
R-4 shares
2023	9.75	(0.05)	(0.12)	(0.17)	(0.19)	(0.19)	9.39
2022	17.08	(0.09)	(3.81)	(3.90)	(3.43)	(3.43)	9.75
2021	12.90	(0.14)	5.12	4.98	(0.80)	(0.80)	17.08
2020	11.53	(0.08)	2.44	2.36	(0.99)	(0.99)	12.90
2019	11.06	(0.06)	1.67	1.61	(1.14)	(1.14)	11.53
R-5 shares
2023	10.54	(0.04)	(0.13)	(0.17)	(0.19)	(0.19)	10.18
2022	18.15	(0.08)	(4.10)	(4.18)	(3.43)	(3.43)	10.54
2021	13.65	(0.12)	5.42	5.30	(0.80)	(0.80)	18.15
2020	12.14	(0.07)	2.57	2.50	(0.99)	(0.99)	13.65
2019	11.56	(0.05)	1.77	1.72	(1.14)	(1.14)	12.14

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(1.76)%	(b)	$36,508	1.13%	(c)	1.17%	(d)	(0.42)%	49.4%
(27.12)	(b)	38,816	1.14	(c)	1.18	(d)	(0.65)	44.0
39.96	(b)	59,567	1.12	(c)	1.17	(d)	(0.77)	34.3
21.76	(b)	45,753	1.19	(c)	1.25	(d)	(0.65)	50.7
17.48	(b)	41,366	1.27	(c)	1.38	(d)	(0.55)	43.2

(1.40)		1,033,488	0.80	(e)	–		(0.10)	49.4
(26.94)		1,120,495	0.85	(e)	–		(0.35)	44.0
40.37		1,165,856	0.86	(e)	–		(0.50)	34.3
22.12		1,127,871	0.87	(e)	–		(0.33)	50.7
17.93		1,032,306	0.91	(e)	–		(0.19)	43.2

(2.24)		1,071	1.68	(e)	–		(0.97)	49.4
(27.51)		1,248	1.73	(e)	–		(1.24)	44.0
39.12		1,781	1.74	(e)	–		(1.38)	34.3
21.09		1,430	1.75	(e)	–		(1.21)	50.7
16.80		1,438	1.78	(e)	–		(1.06)	43.2

(1.95)		2,698	1.37	(e)	–		(0.66)	49.4
(27.30)		3,568	1.42	(e)	–		(0.93)	44.0
39.54		5,149	1.43	(e)	–		(1.09)	34.3
21.41		2,643	1.44	(e)	–		(0.89)	50.7
17.28		2,913	1.47	(e)	–		(0.75)	43.2

(1.73)		1,374	1.18	(e)	–		(0.48)	49.4
(27.21)		1,379	1.23	(e)	–		(0.75)	44.0
39.76		2,640	1.24	(e)	–		(0.89)	34.3
21.80		2,223	1.25	(e)	–		(0.69)	50.7
17.39		3,004	1.28	(e)	–		(0.57)	43.2

(1.60)		2,945	1.06	(e)	–		(0.36)	49.4
(27.13)		2,520	1.11	(e)	–		(0.61)	44.0
39.92		5,903	1.12	(e)	–		(0.76)	34.3
21.87		6,505	1.13	(e)	–		(0.59)	50.7
17.62		5,527	1.16	(e)	–		(0.44)	43.2
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d)Excludes expense reimbursement from Manager and/or Distributor.
(e)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2023	$20.31	$0.24	($0.52)	($0.28)	($0.24)	($1.19)	($1.43)	$18.60
2022	25.15	0.24	(3.04)	(2.80)	(0.25)	(1.79)	(2.04)	20.31
2021	18.23	0.26	8.18	8.44	(0.21)	(1.31)	(1.52)	25.15
2020	19.65	0.20	(0.41)	(0.21)	(0.26)	(0.95)	(1.21)	18.23
2019	20.17	0.23	1.15	1.38	(0.22)	(1.68)	(1.90)	19.65
Institutional shares
2023	21.11	0.28	(0.54)	(0.26)	(0.27)	(1.19)	(1.46)	19.39
2022	26.06	0.28	(3.16)	(2.88)	(0.28)	(1.79)	(2.07)	21.11
2021	18.84	0.31	8.46	8.77	(0.24)	(1.31)	(1.55)	26.06
2020	20.28	0.25	(0.44)	(0.19)	(0.30)	(0.95)	(1.25)	18.84
2019	20.76	0.28	1.18	1.46	(0.26)	(1.68)	(1.94)	20.28
R-1 shares
2023	20.81	0.12	(0.53)	(0.41)	(0.11)	(1.19)	(1.30)	19.10
2022	25.71	0.10	(3.12)	(3.02)	(0.09)	(1.79)	(1.88)	20.81
2021	18.62	0.11	8.37	8.48	(0.08)	(1.31)	(1.39)	25.71
2020	19.99	0.10	(0.44)	(0.34)	(0.08)	(0.95)	(1.03)	18.62
2019	20.45	0.12	1.18	1.30	(0.08)	(1.68)	(1.76)	19.99
R-3 shares
2023	21.57	0.19	(0.54)	(0.35)	(0.17)	(1.19)	(1.36)	19.86
2022	26.57	0.18	(3.24)	(3.06)	(0.15)	(1.79)	(1.94)	21.57
2021	19.19	0.19	8.64	8.83	(0.14)	(1.31)	(1.45)	26.57
2020	20.63	0.16	(0.46)	(0.30)	(0.19)	(0.95)	(1.14)	19.19
2019	21.05	0.19	1.21	1.40	(0.14)	(1.68)	(1.82)	20.63
R-4 shares
2023	21.70	0.23	(0.55)	(0.32)	(0.21)	(1.19)	(1.40)	19.98
2022	26.72	0.22	(3.25)	(3.03)	(0.20)	(1.79)	(1.99)	21.70
2021	19.29	0.23	8.68	8.91	(0.17)	(1.31)	(1.48)	26.72
2020	20.73	0.19	(0.45)	(0.26)	(0.23)	(0.95)	(1.18)	19.29
2019	21.14	0.23	1.22	1.45	(0.18)	(1.68)	(1.86)	20.73
R-5 shares
2023	21.95	0.26	(0.57)	(0.31)	(0.23)	(1.19)	(1.42)	20.22
2022	27.00	0.25	(3.28)	(3.03)	(0.23)	(1.79)	(2.02)	21.95
2021	19.48	0.27	8.76	9.03	(0.20)	(1.31)	(1.51)	27.00
2020	20.91	0.22	(0.45)	(0.23)	(0.25)	(0.95)	(1.20)	19.48
2019	21.32	0.25	1.23	1.48	(0.21)	(1.68)	(1.89)	20.91
R-6 shares
2023	21.11	0.30	(0.54)	(0.24)	(0.29)	(1.19)	(1.48)	19.39
2022	26.05	0.30	(3.15)	(2.85)	(0.30)	(1.79)	(2.09)	21.11
2021	18.83	0.32	8.46	8.78	(0.25)	(1.31)	(1.56)	26.05
2020	20.27	0.25	(0.43)	(0.18)	(0.31)	(0.95)	(1.26)	18.83
2019	20.74	0.29	1.19	1.48	(0.27)	(1.68)	(1.95)	20.27

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(1.41)%	(b)	$122,039	0.40%	(c)	0.42%	(d)	1.21%	20.4%
(11.85)	(b)	127,212	0.39	(c)	0.41	(d)	1.12	20.9
48.22	(b)	151,143	0.39	(c)	0.41	(d)	1.11	19.2
(1.47)	(b)	104,139	0.41	(c)	0.44	(d)	1.15	23.6
8.64	(b)	121,032	0.43	(c)	0.46	(d)	1.23	16.7

(1.25)		183,105	0.25		–		1.36	20.4
(11.73)		188,790	0.23		–		1.27	20.9
48.45		251,222	0.22		–		1.27	19.2
(1.35)		187,318	0.23	(e)	–		1.34	23.6
8.84		347,631	0.23	(e)	–		1.43	16.7

(2.06)		5,151	1.04		–		0.57	20.4
(12.45)	(f)	5,539	1.04		–		0.47	20.9
47.28	(f)	6,584	1.04		–		0.45	19.2
(2.07)		5,032	1.04		–		0.52	23.6
7.94		7,771	1.04		–		0.62	16.7

(1.70)		59,228	0.73		–		0.88	20.4
(12.15)		67,797	0.73		–		0.77	20.9
47.71		88,428	0.73		–		0.76	19.2
(1.83)		64,732	0.73		–		0.83	23.6
8.31		84,108	0.73		–		0.93	16.7

(1.54)		37,056	0.54		–		1.07	20.4
(12.00)		42,003	0.54		–		0.97	20.9
47.98		53,233	0.54		–		0.95	19.2
(1.62)		43,726	0.54		–		1.02	23.6
8.52		58,888	0.54		–		1.12	16.7

(1.45)		76,662	0.42		–		1.19	20.4
(11.87)		95,818	0.42		–		1.08	20.9
48.14		122,169	0.42		–		1.08	19.2
(1.46)		102,868	0.42		–		1.14	23.6
8.63		137,633	0.42		–		1.25	16.7

(1.18)		740,171	0.16		–		1.44	20.4
(11.64)		712,153	0.16	(e)	–		1.36	20.9
48.58		740,456	0.16	(e)	–		1.34	19.2
(1.28)		479,248	0.16	(e)	–		1.38	23.6
8.94		531,623	0.17	(e)	–		1.48	16.7
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d)Excludes expense reimbursement from Manager and/or Distributor.
(e)Reflects Manager's contractual expense limit.
(f)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
MIDCAP VALUE FUND I
Class A shares
2023	$16.23	$0.15	($0.45)	($0.30)	($0.16)	($0.88)	($1.04)	$14.89
2022	18.93	0.18	(0.92)	(0.74)	(0.16)	(1.80)	(1.96)	16.23
2021	12.76	0.16	6.14	6.30	(0.13)	–	(0.13)	18.93
2020	14.27	0.12	(0.95)	(0.83)	(0.11)	(0.57)	(0.68)	12.76
2019(d)	13.56	0.04	0.67	0.71	–	–	–	14.27
Class J shares
2023	16.06	0.18	(0.45)	(0.27)	(0.19)	(0.88)	(1.07)	14.72
2022	18.74	0.21	(0.90)	(0.69)	(0.19)	(1.80)	(1.99)	16.06
2021	12.65	0.19	6.08	6.27	(0.18)	–	(0.18)	18.74
2020	14.13	0.16	(0.94)	(0.78)	(0.13)	(0.57)	(0.70)	12.65
2019	14.44	0.13	1.09	1.22	(0.09)	(1.44)	(1.53)	14.13
Institutional shares
2023	16.29	0.22	(0.46)	(0.24)	(0.22)	(0.88)	(1.10)	14.95
2022	18.98	0.25	(0.93)	(0.68)	(0.21)	(1.80)	(2.01)	16.29
2021	12.81	0.22	6.16	6.38	(0.21)	–	(0.21)	18.98
2020	14.30	0.19	(0.95)	(0.76)	(0.16)	(0.57)	(0.73)	12.81
2019	14.62	0.18	1.07	1.25	(0.13)	(1.44)	(1.57)	14.30
R-1 shares
2023	15.39	0.08	(0.42)	(0.34)	(0.10)	(0.88)	(0.98)	14.07
2022	18.04	0.10	(0.87)	(0.77)	(0.08)	(1.80)	(1.88)	15.39
2021	12.20	0.08	5.86	5.94	(0.10)	–	(0.10)	18.04
2020	13.63	0.09	(0.92)	(0.83)	(0.03)	(0.57)	(0.60)	12.20
2019	13.96	0.06	1.05	1.11	–	(1.44)	(1.44)	13.63

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

(2.02)%	(b)	$40,844	1.12%	(c)	–%		0.93%		49.9%
(4.18)	(b)	46,917	1.09	(c)	–		1.06		51.1
49.69	(b)	42,833	1.10	(c)	–		0.90		53.5
(6.32)	(b)	23,187	1.27	(c)	–		0.94		65.9
5.24	(b),(e)	26,083	1.38	(c),(f)	–		0.51	(f)	60.0

(1.85)	(b)	162,873	0.90	(g)	0.94	(h)	1.16		49.9
(3.97)	(b)	180,636	0.88	(g)	0.92	(h)	1.27		51.1
49.98	(b)	190,633	0.89	(g)	0.93	(h)	1.11		53.5
(6.00)	(b)	129,288	0.94	(g)	0.99	(h)	1.28		65.9
10.55	(b)	153,602	1.06	(g)	1.13	(h)	0.95		60.0

(1.64)		1,076,199	0.69	(c)	–		1.36		49.9
(3.82)		1,106,800	0.69	(c)	–		1.49		51.1
50.23		349,246	0.72	(c)	–		1.29		53.5
(5.82)		233,785	0.72	(c)	–		1.49		65.9
10.73		279,888	0.85	(c)	–		1.30		60.0

(2.40)		2,058	1.50	(c)	–		0.56		49.9
(4.62)	(i)	2,503	1.50	(c)	–		0.65		51.1
49.03	(i)	2,687	1.51	(c)	–		0.51		53.5
(6.53)		2,079	1.51	(c)	–		0.70		65.9
9.97		2,775	1.61	(c)	–		0.43		60.0
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit.
(d)Period from April 2, 2019, date operations commenced, through October 31, 2019.
(e)Total return amounts have not been annualized.
(f)Computed on an annualized basis.
(g)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h)Excludes expense reimbursement from Manager and/or Distributor.
(i)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
MIDCAP VALUE FUND I
R-3 shares
2023	$15.98	$0.13	($0.44)	($0.31)	($0.14)	($0.88)	($1.02)	$14.65
2022	18.65	0.16	(0.90)	(0.74)	(0.13)	(1.80)	(1.93)	15.98
2021	12.60	0.14	6.05	6.19	(0.14)	–	(0.14)	18.65
2020	14.08	0.13	(0.94)	(0.81)	(0.10)	(0.57)	(0.67)	12.60
2019	14.37	0.10	1.09	1.19	(0.04)	(1.44)	(1.48)	14.08
R-4 shares
2023	16.04	0.16	(0.44)	(0.28)	(0.17)	(0.88)	(1.05)	14.71
2022	18.72	0.19	(0.91)	(0.72)	(0.16)	(1.80)	(1.96)	16.04
2021	12.64	0.17	6.08	6.25	(0.17)	–	(0.17)	18.72
2020	14.12	0.15	(0.93)	(0.78)	(0.13)	(0.57)	(0.70)	12.64
2019	14.42	0.13	1.08	1.21	(0.07)	(1.44)	(1.51)	14.12
R-5 shares
2023	16.16	0.18	(0.45)	(0.27)	(0.19)	(0.88)	(1.07)	14.82
2022	18.85	0.21	(0.91)	(0.70)	(0.19)	(1.80)	(1.99)	16.16
2021	12.72	0.19	6.12	6.31	(0.18)	–	(0.18)	18.85
2020	14.20	0.17	(0.94)	(0.77)	(0.14)	(0.57)	(0.71)	12.72
2019	14.50	0.14	1.09	1.23	(0.09)	(1.44)	(1.53)	14.20
R-6 shares
2023	16.33	0.23	(0.45)	(0.22)	(0.23)	(0.88)	(1.11)	15.00
2022	19.02	0.26	(0.92)	(0.66)	(0.23)	(1.80)	(2.03)	16.33
2021	12.84	0.24	6.16	6.40	(0.22)	–	(0.22)	19.02
2020	14.33	0.20	(0.95)	(0.75)	(0.17)	(0.57)	(0.74)	12.84
2019(d)	13.56	0.11	0.66	0.77	–	–	–	14.33

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

(2.12)%		$10,065	1.19%	(b)	0.86%		49.9%
(4.26)		11,582	1.19	(b)	0.95		51.1
49.47		13,975	1.20	(b)	0.81		53.5
(6.24)		10,736	1.20	(b)	1.01		65.9
10.33		13,305	1.30	(b)	0.74		60.0

(1.94)		7,946	1.00	(b)	1.05		49.9
(4.11)		9,611	1.00	(b)	1.15		51.1
49.77		12,292	1.01	(b)	1.00		53.5
(6.04)		9,285	1.01	(b)	1.21		65.9
10.49		13,340	1.11	(b)	0.93		60.0

(1.82)		28,298	0.88	(b)	1.17		49.9
(4.00)		28,272	0.88	(b)	1.27		51.1
50.02		29,746	0.89	(b)	1.12		53.5
(5.96)		21,576	0.89	(b)	1.33		65.9
10.63		29,270	0.99	(b)	1.06		60.0

(1.51)		2,089,882	0.62	(b)	1.43		49.9
(3.78)	(c)	2,249,267	0.62	(b)	1.53		51.1
50.41	(c)	2,312,305	0.63	(b)	1.38		53.5
(5.73)		1,696,270	0.64	(b)	1.58		65.9
5.68	(e)	1,980,217	0.64	(b),(f)	1.33	(f)	60.0
(a)Calculated based on average shares outstanding during the period.
(b)Reflects Manager's contractual expense limit.
(c)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d)Period from April 2, 2019, date operations commenced, through October 31, 2019.
(e)Total return amounts have not been annualized.
(f)Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period
MONEY MARKET FUND
Class A shares
2023	$1.00	$0.04	$0.04	($0.04)	($0.04)	$1.00
2022	1.00	0.01	0.01	(0.01)	(0.01)	1.00
2021	1.00	–	–	–	–	1.00
2020	1.00	0.01	0.01	(0.01)	(0.01)	1.00
2019	1.00	0.02	0.02	(0.02)	(0.02)	1.00
Class J shares
2023	1.00	0.04	0.04	(0.04)	(0.04)	1.00
2022	1.00	0.01	0.01	(0.01)	(0.01)	1.00
2021	1.00	–	–	–	–	1.00
2020	1.00	0.01	0.01	(0.01)	(0.01)	1.00
2019	1.00	0.02	0.02	(0.02)	(0.02)	1.00

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets

4.53%	(b)	$341,831	0.49%	(c)	0.49%	(d)	4.43%
0.63	(b)	352,832	0.50	(c)	0.54	(d)	0.67
0.00	(b)	293,949	0.12	(c)	0.55	(d)	0.00
0.61	(b)	342,008	0.39	(c)	0.53	(d)	0.54
1.98	(b)	242,127	0.50	(c)	0.60	(d)	1.94

4.58	(b)	654,501	0.45	(e)	0.60	(f)	4.48
0.64	(b)	625,829	0.49	(e)	0.64	(f)	0.76
0.00	(b)	411,033	0.12	(e)	0.66	(f)	0.00
0.58	(b)	455,689	0.41	(e)	0.68	(f)	0.49
1.88	(b)	278,464	0.60	(e)	0.75	(f)	1.84
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual and/or voluntary expense limit.
(d)Excludes expense reimbursement from Manager.
(e)Reflects Manager's contractual and voluntary expense limit and/or Distributor's contractual distribution fee limit.
(f)Excludes expense reimbursement from Manager and/or Distributor.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
OVERSEAS FUND
Institutional shares
2023	$8.90	$0.30	$1.59	$1.89	($0.23)	($0.53)	($0.76)	$10.03
2022	11.44	0.26	(1.98)	(1.72)	(0.28)	(0.54)	(0.82)	8.90
2021	8.12	0.20	3.31	3.51	(0.19)	–	(0.19)	11.44
2020	9.69	0.18	(1.44)	(1.26)	(0.31)	–	(0.31)	8.12
2019	10.12	0.28	0.14	0.42	(0.24)	(0.61)	(0.85)	9.69
R-3 shares
2023	8.78	0.24	1.57	1.81	(0.18)	(0.53)	(0.71)	9.88
2022	11.30	0.20	(1.96)	(1.76)	(0.22)	(0.54)	(0.76)	8.78
2021	8.02	0.14	3.27	3.41	(0.13)	–	(0.13)	11.30
2020	9.58	0.13	(1.43)	(1.30)	(0.26)	–	(0.26)	8.02
2019	10.00	0.23	0.14	0.37	(0.18)	(0.61)	(0.79)	9.58
R-4 shares
2023	8.84	0.26	1.58	1.84	(0.20)	(0.53)	(0.73)	9.95
2022	11.36	0.23	(1.98)	(1.75)	(0.23)	(0.54)	(0.77)	8.84
2021	8.07	0.16	3.29	3.45	(0.16)	–	(0.16)	11.36
2020	9.64	0.15	(1.45)	(1.30)	(0.27)	–	(0.27)	8.07
2019	10.06	0.24	0.16	0.40	(0.21)	(0.61)	(0.82)	9.64

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

22.01%	$2,143,073	0.97%	(b)	2.86%	59.3%
(16.05)	1,703,672	0.97	(b)	2.56	62.2
43.48	2,927,281	0.94	(b)	1.79	54.8
(13.63)	2,314,374	0.96	(b)	2.07	79.6
5.38	2,580,956	1.04	(b)	2.95	47.8

21.27	717	1.52	(b)	2.31	59.3
(16.52)	464	1.52	(b)	2.01	62.2
42.73	604	1.49	(b)	1.29	54.8
(14.13)	407	1.51	(b)	1.52	79.6
4.82	499	1.60	(b)	2.48	47.8

21.52	859	1.33	(b)	2.54	59.3
(16.30)	545	1.33	(b)	2.27	62.2
42.95	608	1.30	(b)	1.44	54.8
(13.99)	481	1.32	(b)	1.70	79.6
5.05	530	1.41	(b)	2.57	47.8
(a)Calculated based on average shares outstanding during the period.
(b)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2023	$53.59	$0.44	$4.75	$5.19	($0.37)	$–	($0.37)	$58.41
2022	68.28	0.38	(8.95)	(8.57)	(0.27)	(5.85)	(6.12)	53.59
2021	51.30	0.36	19.57	19.93	(0.43)	(2.52)	(2.95)	68.28
2020	50.56	0.42	4.45	4.87	(0.46)	(3.67)	(4.13)	51.30
2019	63.24	0.53	5.65	6.18	(0.66)	(18.20)	(18.86)	50.56
Institutional shares
2023	55.67	0.64	4.93	5.57	(0.55)	–	(0.55)	60.69
2022	70.67	0.57	(9.26)	(8.69)	(0.46)	(5.85)	(6.31)	55.67
2021	53.00	0.57	20.22	20.79	(0.60)	(2.52)	(3.12)	70.67
2020	52.09	0.61	4.60	5.21	(0.63)	(3.67)	(4.30)	53.00
2019	64.54	0.74	5.84	6.58	(0.83)	(18.20)	(19.03)	52.09
R-1 shares
2023	53.35	0.14	4.75	4.89	(0.09)	–	(0.09)	58.15
2022	68.09	0.06	(8.95)	(8.89)	–	(5.85)	(5.85)	53.35
2021	51.14	0.04	19.53	19.57	(0.10)	(2.52)	(2.62)	68.09
2020	50.41	0.16	4.43	4.59	(0.19)	(3.67)	(3.86)	51.14
2019	63.08	0.29	5.65	5.94	(0.41)	(18.20)	(18.61)	50.41
R-3 shares
2023	53.61	0.30	4.77	5.07	(0.23)	–	(0.23)	58.45
2022	68.37	0.24	(8.98)	(8.74)	(0.17)	(5.85)	(6.02)	53.61
2021	51.37	0.21	19.62	19.83	(0.31)	(2.52)	(2.83)	68.37
2020	50.62	0.31	4.45	4.76	(0.34)	(3.67)	(4.01)	51.37
2019	63.23	0.44	5.66	6.10	(0.51)	(18.20)	(18.71)	50.62
R-4 shares
2023	54.49	0.42	4.84	5.26	(0.34)	–	(0.34)	59.41
2022	69.31	0.36	(9.11)	(8.75)	(0.22)	(5.85)	(6.07)	54.49
2021	52.03	0.36	19.84	20.20	(0.40)	(2.52)	(2.92)	69.31
2020	51.23	0.41	4.51	4.92	(0.45)	(3.67)	(4.12)	52.03
2019	63.79	0.54	5.74	6.28	(0.64)	(18.20)	(18.84)	51.23
R-5 shares
2023	54.88	0.49	4.87	5.36	(0.41)	–	(0.41)	59.83
2022	69.77	0.43	(9.17)	(8.74)	(0.30)	(5.85)	(6.15)	54.88
2021	52.35	0.42	19.98	20.40	(0.46)	(2.52)	(2.98)	69.77
2020	51.51	0.47	4.54	5.01	(0.50)	(3.67)	(4.17)	52.35
2019	64.05	0.60	5.76	6.36	(0.70)	(18.20)	(18.90)	51.51

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

9.75%	(b)	$1,085,264	0.78%		0.76%	48.2%
(13.77)	(b),(c)	1,037,510	0.77		0.66	49.5
40.26	(b),(c)	1,288,915	0.80		0.59	29.9
10.04	(b),(c)	987,963	0.83		0.86	35.4
17.38	(b)	993,244	0.86		1.10	35.4

10.12		2,351,308	0.46		1.07	48.2
(13.51)	(c)	2,022,614	0.46		0.97	49.5
40.71	(c)	961,957	0.49	(d)	0.90	29.9
10.42		717,175	0.47	(d)	1.21	35.4
17.85		683,345	0.47	(d)	1.49	35.4

9.18		1,095	1.32		0.24	48.2
(14.25)	(c)	1,343	1.32		0.11	49.5
39.51	(c)	1,653	1.35		0.06	29.9
9.44		1,653	1.37		0.33	35.4
16.78		1,828	1.37		0.61	35.4

9.51		24,142	1.01		0.52	48.2
(13.98)		19,275	1.01		0.42	49.5
39.94		20,459	1.04		0.35	29.9
9.76		14,150	1.06		0.64	35.4
17.15		16,017	1.06		0.91	35.4

9.71		9,048	0.82		0.71	48.2
(13.83)	(c)	8,365	0.82		0.61	49.5
40.22	(c)	10,333	0.85		0.59	29.9
9.98		13,402	0.87		0.84	35.4
17.38		16,878	0.87		1.10	35.4

9.85		31,171	0.70		0.83	48.2
(13.72)		27,542	0.70		0.73	49.5
40.37		33,672	0.73		0.68	29.9
10.11		32,567	0.75		0.95	35.4
17.51		34,786	0.75		1.22	35.4
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2023	$8.28	$0.24	$0.07	$0.31	($0.22)	($0.41)	($0.63)	$7.96
2022	10.57	0.29	(1.78)	(1.49)	(0.26)	(0.54)	(0.80)	8.28
2021	9.66	0.20	1.26	1.46	(0.20)	(0.35)	(0.55)	10.57
2020	10.26	0.22	0.37	0.59	(0.23)	(0.96)	(1.19)	9.66
2019	10.18	0.29	0.66	0.95	(0.28)	(0.59)	(0.87)	10.26
R-1 shares
2023	8.00	0.17	0.06	0.23	(0.15)	(0.41)	(0.56)	7.67
2022	10.22	0.20	(1.72)	(1.52)	(0.16)	(0.54)	(0.70)	8.00
2021	9.35	0.10	1.23	1.33	(0.11)	(0.35)	(0.46)	10.22
2020	9.97	0.14	0.35	0.49	(0.15)	(0.96)	(1.11)	9.35
2019	9.90	0.19	0.65	0.84	(0.18)	(0.59)	(0.77)	9.97
R-3 shares
2023	8.02	0.19	0.07	0.26	(0.17)	(0.41)	(0.58)	7.70
2022	10.25	0.23	(1.72)	(1.49)	(0.20)	(0.54)	(0.74)	8.02
2021	9.38	0.14	1.22	1.36	(0.14)	(0.35)	(0.49)	10.25
2020	10.00	0.16	0.36	0.52	(0.18)	(0.96)	(1.14)	9.38
2019	9.93	0.22	0.66	0.88	(0.22)	(0.59)	(0.81)	10.00
R-4 shares
2023	8.11	0.21	0.06	0.27	(0.18)	(0.41)	(0.59)	7.79
2022	10.37	0.25	(1.75)	(1.50)	(0.22)	(0.54)	(0.76)	8.11
2021	9.48	0.16	1.24	1.40	(0.16)	(0.35)	(0.51)	10.37
2020	10.10	0.19	0.35	0.54	(0.20)	(0.96)	(1.16)	9.48
2019	10.02	0.25	0.66	0.91	(0.24)	(0.59)	(0.83)	10.10
R-5 shares
2023	8.13	0.22	0.06	0.28	(0.20)	(0.41)	(0.61)	7.80
2022	10.39	0.27	(1.76)	(1.49)	(0.23)	(0.54)	(0.77)	8.13
2021	9.50	0.17	1.24	1.41	(0.17)	(0.35)	(0.52)	10.39
2020	10.11	0.19	0.36	0.55	(0.20)	(0.96)	(1.16)	9.50
2019	10.04	0.26	0.66	0.92	(0.26)	(0.59)	(0.85)	10.11

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.80%		$204,780	0.02%	2.98%	14.5%
(15.15)		223,930	0.02	3.16	29.2
15.48		304,277	0.02	1.91	28.3
6.20		273,028	0.02	2.30	31.2
10.48		291,875	0.02	2.95	37.5

2.83		1,379	0.89	2.17	14.5
(15.90)	(b)	2,042	0.89	2.29	29.2
14.62	(b)	2,611	0.89	1.06	28.3
5.21		3,288	0.89	1.49	31.2
9.44		3,645	0.89	1.99	37.5

3.21		16,887	0.58	2.41	14.5
(15.57)		19,212	0.58	2.64	29.2
14.85		28,808	0.58	1.38	28.3
5.52		31,339	0.58	1.76	31.2
9.89		36,399	0.58	2.31	37.5

3.41		7,157	0.39	2.64	14.5
(15.51)		7,376	0.39	2.82	29.2
15.11		12,547	0.39	1.58	28.3
5.69		14,286	0.39	2.03	31.2
10.11		18,317	0.39	2.54	37.5

3.44		17,102	0.27	2.74	14.5
(15.35)		18,499	0.27	2.97	29.2
15.25		26,565	0.27	1.67	28.3
5.86		28,376	0.27	2.08	31.2
10.21		30,810	0.27	2.72	37.5
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2023	$12.14	$0.29	$0.14	$0.43	($0.25)	($0.80)	($1.05)	$11.52
2022	15.80	0.38	(2.74)	(2.36)	(0.33)	(0.97)	(1.30)	12.14
2021	14.07	0.23	2.30	2.53	(0.23)	(0.57)	(0.80)	15.80
2020	14.43	0.26	0.52	0.78	(0.27)	(0.87)	(1.14)	14.07
2019	13.92	0.31	1.07	1.38	(0.30)	(0.57)	(0.87)	14.43
Class J shares
2023	11.96	0.31	0.14	0.45	(0.28)	(0.80)	(1.08)	11.33
2022	15.59	0.41	(2.72)	(2.31)	(0.35)	(0.97)	(1.32)	11.96
2021	13.89	0.25	2.28	2.53	(0.26)	(0.57)	(0.83)	15.59
2020	14.26	0.29	0.50	0.79	(0.29)	(0.87)	(1.16)	13.89
2019	13.78	0.34	1.04	1.38	(0.33)	(0.57)	(0.90)	14.26
Institutional shares
2023	12.06	0.33	0.14	0.47	(0.30)	(0.80)	(1.10)	11.43
2022	15.70	0.44	(2.73)	(2.29)	(0.38)	(0.97)	(1.35)	12.06
2021	13.99	0.28	2.28	2.56	(0.28)	(0.57)	(0.85)	15.70
2020	14.35	0.31	0.52	0.83	(0.32)	(0.87)	(1.19)	13.99
2019	13.86	0.37	1.04	1.41	(0.35)	(0.57)	(0.92)	14.35
R-1 shares
2023	11.95	0.23	0.14	0.37	(0.19)	(0.80)	(0.99)	11.33
2022	15.56	0.31	(2.71)	(2.40)	(0.24)	(0.97)	(1.21)	11.95
2021	13.86	0.15	2.27	2.42	(0.15)	(0.57)	(0.72)	15.56
2020	14.22	0.19	0.50	0.69	(0.18)	(0.87)	(1.05)	13.86
2019	13.71	0.27	1.02	1.29	(0.21)	(0.57)	(0.78)	14.22
R-3 shares
2023	11.89	0.26	0.14	0.40	(0.22)	(0.80)	(1.02)	11.27
2022	15.49	0.36	(2.70)	(2.34)	(0.29)	(0.97)	(1.26)	11.89
2021	13.82	0.19	2.25	2.44	(0.20)	(0.57)	(0.77)	15.49
2020	14.18	0.23	0.51	0.74	(0.23)	(0.87)	(1.10)	13.82
2019	13.69	0.29	1.03	1.32	(0.26)	(0.57)	(0.83)	14.18
R-4 shares
2023	11.94	0.29	0.14	0.43	(0.25)	(0.80)	(1.05)	11.32
2022	15.55	0.39	(2.71)	(2.32)	(0.32)	(0.97)	(1.29)	11.94
2021	13.86	0.23	2.26	2.49	(0.23)	(0.57)	(0.80)	15.55
2020	14.22	0.28	0.49	0.77	(0.26)	(0.87)	(1.13)	13.86
2019	13.73	0.35	1.00	1.35	(0.29)	(0.57)	(0.86)	14.22
R-5 shares
2023	11.97	0.31	0.13	0.44	(0.26)	(0.80)	(1.06)	11.35
2022	15.60	0.40	(2.72)	(2.32)	(0.34)	(0.97)	(1.31)	11.97
2021	13.90	0.24	2.28	2.52	(0.25)	(0.57)	(0.82)	15.60
2020	14.26	0.28	0.51	0.79	(0.28)	(0.87)	(1.15)	13.90
2019	13.77	0.33	1.04	1.37	(0.31)	(0.57)	(0.88)	14.26

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.73%	(b)	$81,249	0.38%		–%		2.44%	9.8%
(16.17)	(b)	88,607	0.36	(c)	–		2.84	25.2
18.52	(b)	112,642	0.35	(c)	–		1.50	19.6
5.58	(b)	100,919	0.36	(c)	–		1.89	21.7
10.78	(b)	102,763	0.38	(c)	–		2.27	34.2

3.91	(b)	640,253	0.16	(d)	0.18	(e)	2.64	9.8
(16.05)	(b)	679,727	0.17	(d)	0.19	(e)	3.06	25.2
18.69	(b),(f)	910,454	0.18	(d)	0.20	(e)	1.68	19.6
5.86	(b),(f)	832,258	0.16	(d)	0.19	(e)	2.12	21.7
10.94	(b)	880,475	0.17	(d)	0.20	(e)	2.47	34.2

4.07		1,427,262	0.01		–		2.82	9.8
(15.85)		1,640,911	0.01		–		3.25	25.2
18.87		2,424,308	0.01		–		1.86	19.6
5.99		2,298,787	0.01		–		2.28	21.7
11.15		2,553,165	0.01		–		2.74	34.2

3.18		11,131	0.88		–		1.91	9.8
(16.60)		11,554	0.88		–		2.32	25.2
17.81	(f)	15,645	0.88		–		0.98	19.6
5.09	(f)	17,992	0.88		–		1.42	21.7
10.22		20,527	0.88		–		1.97	34.2

3.51		62,249	0.57		–		2.26	9.8
(16.37)	(f)	77,582	0.57		–		2.69	25.2
18.24	(f)	112,088	0.57		–		1.30	19.6
5.42		110,479	0.57		–		1.74	21.7
10.51		127,255	0.57		–		2.16	34.2

3.72		25,028	0.38		–		2.44	9.8
(16.17)		31,027	0.38		–		2.90	25.2
18.44		48,132	0.38		–		1.50	19.6
5.57		47,227	0.38		–		2.09	21.7
10.74		73,232	0.38		–		2.57	34.2

3.88		85,830	0.26		–		2.60	9.8
(16.13)		103,555	0.26		–		3.02	25.2
18.62		154,635	0.26		–		1.63	19.6
5.73		158,936	0.26		–		2.05	21.7
10.90		194,723	0.26		–		2.44	34.2
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit.
(d)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e)Excludes expense reimbursement from Manager and/or Distributor.
(f)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2023	$10.47	$0.27	$0.18	$0.45	($0.24)	($0.55)	($0.79)	$10.13
2022	13.55	0.37	(2.48)	(2.11)	(0.33)	(0.64)	(0.97)	10.47
2021	11.64	0.23	2.33	2.56	(0.23)	(0.42)	(0.65)	13.55
2020	11.75	0.24	0.43	0.67	(0.25)	(0.53)	(0.78)	11.64
2019	11.18	0.29	0.92	1.21	(0.27)	(0.37)	(0.64)	11.75
R-1 shares
2023	10.14	0.17	0.19	0.36	(0.15)	(0.55)	(0.70)	9.80
2022	13.16	0.27	(2.43)	(2.16)	(0.22)	(0.64)	(0.86)	10.14
2021	11.31	0.11	2.27	2.38	(0.11)	(0.42)	(0.53)	13.16
2020	11.44	0.16	0.39	0.55	(0.15)	(0.53)	(0.68)	11.31
2019	10.89	0.19	0.90	1.09	(0.17)	(0.37)	(0.54)	11.44
R-3 shares
2023	10.18	0.21	0.17	0.38	(0.18)	(0.55)	(0.73)	9.83
2022	13.20	0.31	(2.43)	(2.12)	(0.26)	(0.64)	(0.90)	10.18
2021	11.35	0.16	2.27	2.43	(0.16)	(0.42)	(0.58)	13.20
2020	11.48	0.19	0.40	0.59	(0.19)	(0.53)	(0.72)	11.35
2019	10.94	0.22	0.90	1.12	(0.21)	(0.37)	(0.58)	11.48
R-4 shares
2023	10.32	0.23	0.18	0.41	(0.20)	(0.55)	(0.75)	9.98
2022	13.37	0.33	(2.46)	(2.13)	(0.28)	(0.64)	(0.92)	10.32
2021	11.49	0.18	2.30	2.48	(0.18)	(0.42)	(0.60)	13.37
2020	11.61	0.22	0.40	0.62	(0.21)	(0.53)	(0.74)	11.49
2019	11.05	0.25	0.91	1.16	(0.23)	(0.37)	(0.60)	11.61
R-5 shares
2023	10.36	0.25	0.17	0.42	(0.21)	(0.55)	(0.76)	10.02
2022	13.42	0.36	(2.48)	(2.12)	(0.30)	(0.64)	(0.94)	10.36
2021	11.54	0.20	2.30	2.50	(0.20)	(0.42)	(0.62)	13.42
2020	11.66	0.22	0.41	0.63	(0.22)	(0.53)	(0.75)	11.54
2019	11.10	0.26	0.91	1.17	(0.24)	(0.37)	(0.61)	11.66

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

4.49%	$1,267,266	0.01%	2.60%	14.4%
(16.71)	1,283,002	0.01	3.21	22.6
22.55	1,534,067	0.01	1.76	24.0
5.93	1,225,564	0.01	2.16	33.4
11.81	1,155,367	0.01	2.60	34.9

3.64	6,114	0.89	1.70	14.4
(17.49)	6,575	0.88	2.41	22.6
21.53	8,802	0.88	0.90	24.0
4.94	8,795	0.88	1.48	33.4
10.78	11,116	0.88	1.73	34.9

3.83	86,339	0.58	2.07	14.4
(17.18)	98,077	0.57	2.73	22.6
21.95	132,449	0.57	1.23	24.0
5.29	123,574	0.57	1.69	33.4
11.07	134,168	0.57	2.04	34.9

4.11	34,120	0.39	2.19	14.4
(17.07)	38,530	0.38	2.84	22.6
22.14	51,340	0.38	1.45	24.0
5.49	51,235	0.38	1.95	33.4
11.37	63,748	0.38	2.30	34.9

4.25	81,215	0.27	2.40	14.4
(16.95)	89,987	0.26	3.09	22.6
22.20	123,237	0.26	1.54	24.0
5.59	109,815	0.26	1.97	33.4
11.49	118,440	0.26	2.31	34.9
(a)Calculated based on average shares outstanding during the period.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2023	$13.12	$0.24	$0.32	$0.56	($0.20)	($0.98)	($1.18)	$12.50
2022	17.49	0.42	(3.42)	(3.00)	(0.35)	(1.02)	(1.37)	13.12
2021	14.76	0.22	3.45	3.67	(0.22)	(0.72)	(0.94)	17.49
2020	14.85	0.26	0.54	0.80	(0.26)	(0.63)	(0.89)	14.76
2019	14.31	0.29	1.23	1.52	(0.27)	(0.71)	(0.98)	14.85
Class J shares
2023	13.04	0.26	0.32	0.58	(0.23)	(0.98)	(1.21)	12.41
2022	17.39	0.44	(3.39)	(2.95)	(0.38)	(1.02)	(1.40)	13.04
2021	14.67	0.26	3.43	3.69	(0.25)	(0.72)	(0.97)	17.39
2020	14.77	0.29	0.53	0.82	(0.29)	(0.63)	(0.92)	14.67
2019	14.24	0.31	1.23	1.54	(0.30)	(0.71)	(1.01)	14.77
Institutional shares
2023	13.10	0.29	0.32	0.61	(0.25)	(0.98)	(1.23)	12.48
2022	17.47	0.46	(3.40)	(2.94)	(0.41)	(1.02)	(1.43)	13.10
2021	14.73	0.28	3.45	3.73	(0.27)	(0.72)	(0.99)	17.47
2020	14.83	0.31	0.53	0.84	(0.31)	(0.63)	(0.94)	14.73
2019	14.29	0.35	1.22	1.57	(0.32)	(0.71)	(1.03)	14.83
R-1 shares
2023	12.94	0.17	0.31	0.48	(0.13)	(0.98)	(1.11)	12.31
2022	17.25	0.34	(3.37)	(3.03)	(0.26)	(1.02)	(1.28)	12.94
2021	14.58	0.14	3.40	3.54	(0.15)	(0.72)	(0.87)	17.25
2020	14.68	0.18	0.53	0.71	(0.18)	(0.63)	(0.81)	14.58
2019	14.12	0.23	1.22	1.45	(0.18)	(0.71)	(0.89)	14.68
R-3 shares
2023	12.99	0.21	0.32	0.53	(0.17)	(0.98)	(1.15)	12.37
2022	17.33	0.39	(3.39)	(3.00)	(0.32)	(1.02)	(1.34)	12.99
2021	14.63	0.19	3.42	3.61	(0.19)	(0.72)	(0.91)	17.33
2020	14.73	0.23	0.52	0.75	(0.22)	(0.63)	(0.85)	14.63
2019	14.19	0.27	1.21	1.48	(0.23)	(0.71)	(0.94)	14.73
R-4 shares
2023	13.61	0.25	0.33	0.58	(0.19)	(0.98)	(1.17)	13.02
2022	18.09	0.43	(3.55)	(3.12)	(0.34)	(1.02)	(1.36)	13.61
2021	15.23	0.24	3.55	3.79	(0.21)	(0.72)	(0.93)	18.09
2020	15.28	0.30	0.53	0.83	(0.25)	(0.63)	(0.88)	15.23
2019	14.69	0.34	1.22	1.56	(0.26)	(0.71)	(0.97)	15.28
R-5 shares
2023	13.07	0.26	0.31	0.57	(0.22)	(0.98)	(1.20)	12.44
2022	17.43	0.43	(3.40)	(2.97)	(0.37)	(1.02)	(1.39)	13.07
2021	14.70	0.25	3.44	3.69	(0.24)	(0.72)	(0.96)	17.43
2020	14.79	0.28	0.53	0.81	(0.27)	(0.63)	(0.90)	14.70
2019	14.26	0.31	1.22	1.53	(0.29)	(0.71)	(1.00)	14.79

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

4.42%	(b)	$121,782	0.38%	(c)	–%		1.84%	11.2%
(18.48)	(b)	129,354	0.37	(c)	–		2.83	31.1
25.68	(b)	168,435	0.36	(c)	–		1.34	24.0
5.48	(b)	128,178	0.38	(c)	–		1.78	33.4
11.81	(b)	125,814	0.38	(c)	–		2.04	23.0

4.59	(b)	1,019,722	0.17	(d)	0.19	(e)	2.05	11.2
(18.33)	(b)	1,041,206	0.18	(d)	0.20	(e)	3.02	31.1
26.00	(b)	1,388,404	0.18	(d)	0.20	(e)	1.56	24.0
5.64	(b)	1,169,328	0.17	(d)	0.20	(e)	2.02	33.4
12.06	(b)	1,197,486	0.18	(d)	0.21	(e)	2.24	23.0

4.84		3,387,912	0.01		–		2.21	11.2
(18.22)		3,437,305	0.01		–		3.15	31.1
26.21		4,530,236	0.01		–		1.71	24.0
5.79		3,592,487	0.01		–		2.16	33.4
12.31		3,620,578	0.01		–		2.47	23.0

3.84		16,206	0.88		–		1.32	11.2
(18.91)	(f)	16,009	0.88		–		2.32	31.1
25.06	(f)	21,472	0.88		–		0.88	24.0
4.92		21,726	0.88		–		1.27	33.4
11.34		22,286	0.88		–		1.65	23.0

4.20		123,110	0.57		–		1.64	11.2
(18.66)		125,371	0.57		–		2.65	31.1
25.46		176,532	0.57		–		1.14	24.0
5.22		141,979	0.57		–		1.60	33.4
11.62		153,293	0.57		–		1.92	23.0

4.44		48,868	0.38		–		1.83	11.2
(18.53)		52,612	0.38		–		2.82	31.1
25.68		73,168	0.38		–		1.38	24.0
5.50		65,940	0.38		–		2.01	33.4
11.78		89,004	0.38		–		2.37	23.0

4.49		167,033	0.26		–		1.99	11.2
(18.42)		184,436	0.26		–		2.94	31.1
25.88		242,659	0.26		–		1.49	24.0
5.60		212,626	0.26		–		1.96	33.4
11.94		245,044	0.26		–		2.21	23.0
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit.
(d)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e)Excludes expense reimbursement from Manager and/or Distributor.
(f)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2023	$11.43	$0.23	$0.37	$0.60	($0.19)	($0.62)	($0.81)	$11.22
2022	15.10	0.41	(3.07)	(2.66)	(0.40)	(0.61)	(1.01)	11.43
2021	12.34	0.24	3.24	3.48	(0.23)	(0.49)	(0.72)	15.10
2020	12.49	0.24	0.50	0.74	(0.26)	(0.63)	(0.89)	12.34
2019	11.97	0.28	1.06	1.34	(0.27)	(0.55)	(0.82)	12.49
R-1 shares
2023	11.11	0.12	0.38	0.50	(0.10)	(0.62)	(0.72)	10.89
2022	14.71	0.30	(3.02)	(2.72)	(0.27)	(0.61)	(0.88)	11.11
2021	12.04	0.12	3.16	3.28	(0.12)	(0.49)	(0.61)	14.71
2020	12.20	0.16	0.46	0.62	(0.15)	(0.63)	(0.78)	12.04
2019	11.70	0.18	1.03	1.21	(0.16)	(0.55)	(0.71)	12.20
R-3 shares
2023	11.17	0.16	0.37	0.53	(0.13)	(0.62)	(0.75)	10.95
2022	14.78	0.34	(3.02)	(2.68)	(0.32)	(0.61)	(0.93)	11.17
2021	12.09	0.15	3.19	3.34	(0.16)	(0.49)	(0.65)	14.78
2020	12.26	0.18	0.47	0.65	(0.19)	(0.63)	(0.82)	12.09
2019	11.76	0.21	1.04	1.25	(0.20)	(0.55)	(0.75)	12.26
R-4 shares
2023	11.30	0.18	0.37	0.55	(0.15)	(0.62)	(0.77)	11.08
2022	14.93	0.37	(3.05)	(2.68)	(0.34)	(0.61)	(0.95)	11.30
2021	12.21	0.19	3.20	3.39	(0.18)	(0.49)	(0.67)	14.93
2020	12.37	0.22	0.46	0.68	(0.21)	(0.63)	(0.84)	12.21
2019	11.85	0.25	1.04	1.29	(0.22)	(0.55)	(0.77)	12.37
R-5 shares
2023	11.34	0.20	0.37	0.57	(0.16)	(0.62)	(0.78)	11.13
2022	14.99	0.40	(3.08)	(2.68)	(0.36)	(0.61)	(0.97)	11.34
2021	12.26	0.21	3.21	3.42	(0.20)	(0.49)	(0.69)	14.99
2020	12.41	0.23	0.47	0.70	(0.22)	(0.63)	(0.85)	12.26
2019	11.90	0.25	1.05	1.30	(0.24)	(0.55)	(0.79)	12.41

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

5.54%	$1,439,309	0.01%	1.97%	12.3%
(18.85)	1,301,768	0.01	3.19	19.6
28.95	1,468,727	0.01	1.66	19.5
6.02	1,043,617	0.01	2.04	37.1
12.43	955,390	0.01	2.35	25.9

4.65	6,617	0.89	1.09	12.3
(19.58)	6,498	0.88	2.43	19.6
27.85	8,129	0.88	0.84	19.5
5.11	7,462	0.88	1.36	37.1
11.38	8,566	0.89	1.59	25.9

4.94	86,441	0.58	1.42	12.3
(19.30)	85,620	0.57	2.75	19.6
28.31	110,352	0.57	1.11	19.5
5.38	85,507	0.57	1.56	37.1
11.74	87,799	0.58	1.83	25.9

5.08	34,284	0.39	1.59	12.3
(19.11)	34,077	0.38	2.93	19.6
28.48	44,010	0.38	1.37	19.5
5.58	38,878	0.38	1.86	37.1
12.05	45,491	0.39	2.10	25.9

5.30	83,168	0.27	1.77	12.3
(19.06)	86,155	0.26	3.14	19.6
28.61	113,877	0.26	1.45	19.5
5.76	92,452	0.26	1.92	37.1
12.11	99,730	0.27	2.09	25.9
(a)Calculated based on average shares outstanding during the period.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2023	$13.86	$0.19	$0.59	$0.78	($0.16)	($0.94)	($1.10)	$13.54
2022	18.81	0.46	(3.88)	(3.42)	(0.46)	(1.07)	(1.53)	13.86
2021	15.20	0.22	4.35	4.57	(0.23)	(0.73)	(0.96)	18.81
2020	15.43	0.24	0.60	0.84	(0.26)	(0.81)	(1.07)	15.20
2019	14.99	0.27	1.34	1.61	(0.26)	(0.91)	(1.17)	15.43
Class J shares
2023	14.07	0.22	0.60	0.82	(0.19)	(0.94)	(1.13)	13.76
2022	19.07	0.50	(3.94)	(3.44)	(0.49)	(1.07)	(1.56)	14.07
2021	15.39	0.26	4.41	4.67	(0.26)	(0.73)	(0.99)	19.07
2020	15.61	0.28	0.59	0.87	(0.28)	(0.81)	(1.09)	15.39
2019	15.15	0.30	1.36	1.66	(0.29)	(0.91)	(1.20)	15.61
Institutional shares
2023	14.24	0.24	0.62	0.86	(0.21)	(0.94)	(1.15)	13.95
2022	19.29	0.53	(3.99)	(3.46)	(0.52)	(1.07)	(1.59)	14.24
2021	15.55	0.29	4.46	4.75	(0.28)	(0.73)	(1.01)	19.29
2020	15.77	0.30	0.60	0.90	(0.31)	(0.81)	(1.12)	15.55
2019	15.29	0.34	1.37	1.71	(0.32)	(0.91)	(1.23)	15.77
R-1 shares
2023	14.02	0.12	0.61	0.73	(0.09)	(0.94)	(1.03)	13.72
2022	18.99	0.38	(3.94)	(3.56)	(0.34)	(1.07)	(1.41)	14.02
2021	15.34	0.14	4.39	4.53	(0.15)	(0.73)	(0.88)	18.99
2020	15.55	0.17	0.59	0.76	(0.16)	(0.81)	(0.97)	15.34
2019	15.08	0.21	1.35	1.56	(0.18)	(0.91)	(1.09)	15.55
R-3 shares
2023	13.95	0.16	0.61	0.77	(0.13)	(0.94)	(1.07)	13.65
2022	18.93	0.44	(3.93)	(3.49)	(0.42)	(1.07)	(1.49)	13.95
2021	15.29	0.18	4.39	4.57	(0.20)	(0.73)	(0.93)	18.93
2020	15.52	0.22	0.58	0.80	(0.22)	(0.81)	(1.03)	15.29
2019	15.06	0.25	1.35	1.60	(0.23)	(0.91)	(1.14)	15.52
R-4 shares
2023	14.02	0.19	0.60	0.79	(0.16)	(0.94)	(1.10)	13.71
2022	19.00	0.47	(3.93)	(3.46)	(0.45)	(1.07)	(1.52)	14.02
2021	15.34	0.23	4.38	4.61	(0.22)	(0.73)	(0.95)	19.00
2020	15.56	0.29	0.55	0.84	(0.25)	(0.81)	(1.06)	15.34
2019	15.10	0.31	1.32	1.63	(0.26)	(0.91)	(1.17)	15.56
R-5 shares
2023	14.13	0.21	0.61	0.82	(0.18)	(0.94)	(1.12)	13.83
2022	19.15	0.49	(3.97)	(3.48)	(0.47)	(1.07)	(1.54)	14.13
2021	15.45	0.25	4.42	4.67	(0.24)	(0.73)	(0.97)	19.15
2020	15.67	0.27	0.59	0.86	(0.27)	(0.81)	(1.08)	15.45
2019	15.20	0.29	1.37	1.66	(0.28)	(0.91)	(1.19)	15.67

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

5.96%	(b)	$99,851	0.38%	(c)	–%		1.34%	12.4%
(19.68)	(b)	101,428	0.38	(c)	–		2.94	23.8
31.00	(b)	126,454	0.38	(c)	–		1.24	20.0
5.49	(b)	97,825	0.38	(c)	–		1.65	32.8
12.24	(b)	94,659	0.38	(c)	–		1.84	14.6

6.15	(b)	733,117	0.18	(d)	0.20	(e)	1.53	12.4
(19.53)	(b)	724,982	0.18	(d)	0.20	(e)	3.17	23.8
31.30	(b)	948,713	0.18	(d)	0.21	(e)	1.44	20.0
5.67	(b)	753,868	0.18	(d)	0.21	(e)	1.86	32.8
12.47	(b)	752,041	0.20	(d)	0.23	(e)	2.01	14.6

6.42		2,798,971	0.01		–		1.70	12.4
(19.43)		2,684,679	0.01		–		3.30	23.8
31.56		3,429,237	0.01		–		1.61	20.0
5.79		2,615,276	0.01		–		2.02	32.8
12.72		2,569,620	0.01		–		2.25	14.6

5.46		12,039	0.88		–		0.82	12.4
(20.10)		12,069	0.88		–		2.41	23.8
30.38		16,062	0.88		–		0.81	20.0
4.90		15,714	0.88		–		1.11	32.8
11.68		17,042	0.88		–		1.45	14.6

5.83		99,443	0.57		–		1.13	12.4
(19.88)		96,348	0.57		–		2.81	23.8
30.81		129,032	0.57		–		1.02	20.0
5.22		97,748	0.57		–		1.46	32.8
12.01		99,952	0.57		–		1.72	14.6

5.96		41,115	0.38		–		1.31	12.4
(19.68)		40,589	0.38		–		2.96	23.8
31.00		53,623	0.38		–		1.31	20.0
5.45		48,722	0.38		–		1.94	32.8
12.24		68,656	0.38		–		2.13	14.6

6.12		142,339	0.26		–		1.49	12.4
(19.62)		147,107	0.26		–		3.08	23.8
31.19		187,926	0.26		–		1.39	20.0
5.56		159,934	0.26		–		1.80	32.8
12.40		173,689	0.26		–		1.98	14.6
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit.
(d)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e)Excludes expense reimbursement from Manager and/or Distributor.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2023	$12.43	$0.18	$0.63	$0.81	($0.16)	($0.86)	($1.02)	$12.22
2022	16.56	0.44	(3.51)	(3.07)	(0.47)	(0.59)	(1.06)	12.43
2021	12.95	0.23	4.05	4.28	(0.24)	(0.43)	(0.67)	16.56
2020	13.12	0.24	0.48	0.72	(0.25)	(0.64)	(0.89)	12.95
2019	12.51	0.27	1.17	1.44	(0.26)	(0.57)	(0.83)	13.12
R-1 shares
2023	11.93	0.08	0.60	0.68	(0.06)	(0.86)	(0.92)	11.69
2022	15.93	0.34	(3.41)	(3.07)	(0.34)	(0.59)	(0.93)	11.93
2021	12.49	0.11	3.88	3.99	(0.12)	(0.43)	(0.55)	15.93
2020	12.67	0.15	0.44	0.59	(0.13)	(0.64)	(0.77)	12.49
2019	12.09	0.17	1.13	1.30	(0.15)	(0.57)	(0.72)	12.67
R-3 shares
2023	12.01	0.11	0.61	0.72	(0.09)	(0.86)	(0.95)	11.78
2022	16.03	0.38	(3.43)	(3.05)	(0.38)	(0.59)	(0.97)	12.01
2021	12.57	0.14	3.91	4.05	(0.16)	(0.43)	(0.59)	16.03
2020	12.76	0.18	0.45	0.63	(0.18)	(0.64)	(0.82)	12.57
2019	12.18	0.20	1.14	1.34	(0.19)	(0.57)	(0.76)	12.76
R-4 shares
2023	12.17	0.13	0.62	0.75	(0.11)	(0.86)	(0.97)	11.95
2022	16.23	0.40	(3.47)	(3.07)	(0.40)	(0.59)	(0.99)	12.17
2021	12.71	0.19	3.95	4.14	(0.19)	(0.43)	(0.62)	16.23
2020	12.89	0.21	0.45	0.66	(0.20)	(0.64)	(0.84)	12.71
2019	12.29	0.23	1.14	1.37	(0.20)	(0.57)	(0.77)	12.89
R-5 shares
2023	12.20	0.16	0.60	0.76	(0.13)	(0.86)	(0.99)	11.97
2022	16.26	0.43	(3.47)	(3.04)	(0.43)	(0.59)	(1.02)	12.20
2021	12.74	0.19	3.96	4.15	(0.20)	(0.43)	(0.63)	16.26
2020	12.92	0.22	0.46	0.68	(0.22)	(0.64)	(0.86)	12.74
2019	12.33	0.23	1.16	1.39	(0.23)	(0.57)	(0.80)	12.92

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6.92%	$1,152,378	0.01%	1.46%	11.4%
(19.76)	1,010,879	0.01	3.21	23.8
33.82	1,139,261	0.01	1.50	19.2
5.57	780,234	0.01	1.90	32.5
12.75	705,002	0.01	2.16	19.2

5.99	3,512	0.89	0.64	11.4
(20.41)	3,916	0.88	2.54	23.8
32.61	5,074	0.88	0.76	19.2
4.68	4,536	0.89	1.24	32.5
11.81	5,738	0.89	1.41	19.2

6.35	68,323	0.58	0.92	11.4
(20.17)	66,131	0.57	2.85	23.8
32.97	88,634	0.57	0.93	19.2
5.00	66,042	0.58	1.45	32.5
12.13	67,732	0.58	1.64	19.2

6.53	22,066	0.39	1.09	11.4
(20.06)	22,059	0.38	2.95	23.8
33.30	30,290	0.38	1.23	19.2
5.19	27,141	0.39	1.72	32.5
12.38	30,975	0.39	1.91	19.2

6.60	68,730	0.27	1.28	11.4
(19.89)	69,495	0.26	3.17	23.8
33.37	91,388	0.26	1.28	19.2
5.30	71,201	0.27	1.80	32.5
12.46	74,697	0.27	1.88	19.2
(a) Calculated based on average shares outstanding during the period.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2023	$14.82	$0.15	$0.81	$0.96	($0.12)	($1.12)	($1.24)	$14.54
2022	20.06	0.49	(4.30)	(3.81)	(0.49)	(0.94)	(1.43)	14.82
2021	15.63	0.21	5.06	5.27	(0.22)	(0.62)	(0.84)	20.06
2020	15.89	0.24	0.56	0.80	(0.24)	(0.82)	(1.06)	15.63
2019	15.28	0.27	1.42	1.69	(0.24)	(0.84)	(1.08)	15.89
Class J shares
2023	14.22	0.16	0.79	0.95	(0.15)	(1.12)	(1.27)	13.90
2022	19.30	0.51	(4.13)	(3.62)	(0.52)	(0.94)	(1.46)	14.22
2021	15.06	0.23	4.88	5.11	(0.25)	(0.62)	(0.87)	19.30
2020	15.35	0.25	0.54	0.79	(0.26)	(0.82)	(1.08)	15.06
2019	14.81	0.27	1.38	1.65	(0.27)	(0.84)	(1.11)	15.35
Institutional shares
2023	14.78	0.20	0.81	1.01	(0.18)	(1.12)	(1.30)	14.49
2022	19.99	0.55	(4.26)	(3.71)	(0.56)	(0.94)	(1.50)	14.78
2021	15.57	0.28	5.04	5.32	(0.28)	(0.62)	(0.90)	19.99
2020	15.84	0.29	0.55	0.84	(0.29)	(0.82)	(1.11)	15.57
2019	15.24	0.31	1.43	1.74	(0.30)	(0.84)	(1.14)	15.84
R-1 shares
2023	14.53	0.07	0.80	0.87	(0.05)	(1.12)	(1.17)	14.23
2022	19.67	0.39	(4.20)	(3.81)	(0.39)	(0.94)	(1.33)	14.53
2021	15.35	0.12	4.97	5.09	(0.15)	(0.62)	(0.77)	19.67
2020	15.61	0.15	0.54	0.69	(0.13)	(0.82)	(0.95)	15.35
2019	15.01	0.22	1.38	1.60	(0.16)	(0.84)	(1.00)	15.61
R-3 shares
2023	14.50	0.11	0.80	0.91	(0.09)	(1.12)	(1.21)	14.20
2022	19.64	0.46	(4.20)	(3.74)	(0.46)	(0.94)	(1.40)	14.50
2021	15.33	0.16	4.97	5.13	(0.20)	(0.62)	(0.82)	19.64
2020	15.60	0.20	0.56	0.76	(0.21)	(0.82)	(1.03)	15.33
2019	15.02	0.23	1.41	1.64	(0.22)	(0.84)	(1.06)	15.60
R-4 shares
2023	14.63	0.14	0.81	0.95	(0.12)	(1.12)	(1.24)	14.34
2022	19.81	0.50	(4.26)	(3.76)	(0.48)	(0.94)	(1.42)	14.63
2021	15.44	0.21	5.00	5.21	(0.22)	(0.62)	(0.84)	19.81
2020	15.71	0.27	0.52	0.79	(0.24)	(0.82)	(1.06)	15.44
2019	15.12	0.27	1.40	1.67	(0.24)	(0.84)	(1.08)	15.71
R-5 shares
2023	14.69	0.17	0.79	0.96	(0.14)	(1.12)	(1.26)	14.39
2022	19.88	0.51	(4.25)	(3.74)	(0.51)	(0.94)	(1.45)	14.69
2021	15.49	0.23	5.02	5.25	(0.24)	(0.62)	(0.86)	19.88
2020	15.76	0.25	0.55	0.80	(0.25)	(0.82)	(1.07)	15.49
2019	15.17	0.28	1.41	1.69	(0.26)	(0.84)	(1.10)	15.76

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6.94%	(b)	$90,827	0.38%	(c)	–%		0.97%	10.6%
(20.32)	(b)	87,266	0.38	(c)	–		2.93	26.9
34.64	(b)	105,294	0.38	(c)	–		1.11	21.0
5.06	(b)	77,925	0.38	(c)	–		1.56	26.9
12.47	(b)	76,784	0.38	(c)	–		1.77	17.3

7.14	(b)	242,027	0.23	(d)	0.25	(e)	1.12	10.6
(20.17)	(b)	235,469	0.22	(d)	0.24	(e)	3.17	26.9
34.90	(b)	312,540	0.21	(d)	0.24	(e)	1.29	21.0
5.18	(b)	237,515	0.22	(d)	0.25	(e)	1.74	26.9
12.60	(b)	238,083	0.24	(d)	0.27	(e)	1.84	17.3

7.31		2,116,797	0.01		–		1.32	10.6
(19.96)		1,951,777	0.01		–		3.29	26.9
35.15		2,422,742	0.01		–		1.49	21.0
5.37		1,754,692	0.01		–		1.91	26.9
12.92		1,693,422	0.01		–		2.10	17.3

6.40		10,281	0.88		–		0.47	10.6
(20.65)		10,416	0.88		–		2.41	26.9
33.91	(f)	13,259	0.88		–		0.64	21.0
4.50	(f)	10,957	0.88		–		1.01	26.9
11.93		12,804	0.88		–		1.52	17.3

6.73		76,894	0.57		–		0.76	10.6
(20.41)		71,732	0.57		–		2.80	26.9
34.33		94,767	0.57		–		0.87	21.0
4.87		68,182	0.57		–		1.35	26.9
12.24		67,825	0.57		–		1.57	17.3

6.96		34,542	0.38		–		0.93	10.6
(20.32)		33,403	0.38		–		3.01	26.9
34.66		44,900	0.38		–		1.15	21.0
5.03		36,458	0.38		–		1.78	26.9
12.44		45,136	0.38		–		1.84	17.3

7.00		93,301	0.26		–		1.16	10.6
(20.18)		99,622	0.26		–		3.12	26.9
34.84		128,805	0.26		–		1.27	21.0
5.12		104,577	0.26		–		1.66	26.9
12.60		103,868	0.26		–		1.88	17.3
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit.
(d)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e)Excludes expense reimbursement from Manager and/or Distributor.
(f)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2023	$13.75	$0.18	$0.78	$0.96	($0.17)	($0.95)	($1.12)	$13.59
2022	18.20	0.48	(3.92)	(3.44)	(0.51)	(0.50)	(1.01)	13.75
2021	13.87	0.23	4.71	4.94	(0.25)	(0.36)	(0.61)	18.20
2020	14.00	0.24	0.47	0.71	(0.25)	(0.59)	(0.84)	13.87
2019	13.22	0.26	1.29	1.55	(0.26)	(0.51)	(0.77)	14.00
R-1 shares
2023	13.12	0.07	0.72	0.79	(0.05)	(0.95)	(1.00)	12.91
2022	17.43	0.36	(3.79)	(3.43)	(0.38)	(0.50)	(0.88)	13.12
2021	13.32	0.11	4.49	4.60	(0.13)	(0.36)	(0.49)	17.43
2020	13.47	0.13	0.43	0.56	(0.12)	(0.59)	(0.71)	13.32
2019	12.73	0.16	1.24	1.40	(0.15)	(0.51)	(0.66)	13.47
R-3 shares
2023	13.27	0.10	0.74	0.84	(0.09)	(0.95)	(1.04)	13.07
2022	17.60	0.41	(3.82)	(3.41)	(0.42)	(0.50)	(0.92)	13.27
2021	13.45	0.13	4.56	4.69	(0.18)	(0.36)	(0.54)	17.60
2020	13.60	0.17	0.45	0.62	(0.18)	(0.59)	(0.77)	13.45
2019	12.86	0.19	1.25	1.44	(0.19)	(0.51)	(0.70)	13.60
R-4 shares
2023	13.46	0.12	0.75	0.87	(0.11)	(0.95)	(1.06)	13.27
2022	17.83	0.43	(3.86)	(3.43)	(0.44)	(0.50)	(0.94)	13.46
2021	13.61	0.19	4.59	4.78	(0.20)	(0.36)	(0.56)	17.83
2020	13.75	0.21	0.44	0.65	(0.20)	(0.59)	(0.79)	13.61
2019	12.98	0.22	1.27	1.49	(0.21)	(0.51)	(0.72)	13.75
R-5 shares
2023	13.52	0.17	0.72	0.89	(0.13)	(0.95)	(1.08)	13.33
2022	17.91	0.47	(3.90)	(3.43)	(0.46)	(0.50)	(0.96)	13.52
2021	13.66	0.20	4.63	4.83	(0.22)	(0.36)	(0.58)	17.91
2020	13.80	0.21	0.46	0.67	(0.22)	(0.59)	(0.81)	13.66
2019	13.05	0.23	1.26	1.49	(0.23)	(0.51)	(0.74)	13.80

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

7.38%	$744,667	0.01%	1.28%	10.3%
(19.95)	613,004	0.01	3.12	22.6
36.38	658,064	0.01	1.37	18.9
5.07	421,577	0.02	1.81	28.0
12.89	375,813	0.02	1.97	15.5

6.39	2,081	0.89	0.50	10.3
(20.65)	2,912	0.89	2.47	22.6
35.19	3,341	0.89	0.66	18.9
4.12	2,642	0.89	1.04	28.0
11.96	3,121	0.89	1.25	15.5

6.72	43,506	0.58	0.74	10.3
(20.37)	38,419	0.58	2.78	22.6
35.53	48,174	0.58	0.81	18.9
4.53	32,687	0.58	1.34	28.0
12.24	31,793	0.58	1.50	15.5

6.88	14,438	0.39	0.91	10.3
(20.23)	13,440	0.39	2.83	22.6
35.84	16,969	0.39	1.13	18.9
4.69	14,221	0.39	1.63	28.0
12.53	14,729	0.39	1.73	15.5

7.00	35,853	0.27	1.22	10.3
(20.14)	40,556	0.27	3.12	22.6
36.08	50,443	0.27	1.19	18.9
4.81	38,859	0.27	1.62	28.0
12.56	34,838	0.27	1.76	15.5
(a)Calculated based on average shares outstanding during the period.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2023	$14.52	$0.14	$0.81	$0.95	($0.12)	($0.99)	($1.11)	$14.36
2022	19.13	0.48	(4.18)	(3.70)	(0.47)	(0.44)	(0.91)	14.52
2021	14.47	0.17	5.04	5.21	(0.21)	(0.34)	(0.55)	19.13
2020	14.61	0.21	0.47	0.68	(0.22)	(0.60)	(0.82)	14.47
2019	13.68	0.22	1.36	1.58	(0.22)	(0.43)	(0.65)	14.61
Institutional shares
2023	14.68	0.19	0.82	1.01	(0.18)	(0.99)	(1.17)	14.52
2022	19.32	0.51	(4.17)	(3.66)	(0.54)	(0.44)	(0.98)	14.68
2021	14.60	0.24	5.08	5.32	(0.26)	(0.34)	(0.60)	19.32
2020	14.72	0.25	0.49	0.74	(0.26)	(0.60)	(0.86)	14.60
2019	13.79	0.26	1.37	1.63	(0.27)	(0.43)	(0.70)	14.72
R-1 shares
2023	14.20	0.06	0.79	0.85	(0.07)	(0.99)	(1.06)	13.99
2022	18.72	0.35	(4.05)	(3.70)	(0.38)	(0.44)	(0.82)	14.20
2021	14.19	0.11	4.91	5.02	(0.15)	(0.34)	(0.49)	18.72
2020	14.32	0.14	0.45	0.59	(0.12)	(0.60)	(0.72)	14.19
2019	13.43	0.15	1.33	1.48	(0.16)	(0.43)	(0.59)	14.32
R-3 shares
2023	14.41	0.10	0.82	0.92	(0.10)	(0.99)	(1.09)	14.24
2022	19.00	0.43	(4.14)	(3.71)	(0.44)	(0.44)	(0.88)	14.41
2021	14.38	0.13	5.01	5.14	(0.18)	(0.34)	(0.52)	19.00
2020	14.52	0.17	0.48	0.65	(0.19)	(0.60)	(0.79)	14.38
2019	13.61	0.19	1.35	1.54	(0.20)	(0.43)	(0.63)	14.52
R-4 shares
2023	14.50	0.13	0.81	0.94	(0.12)	(0.99)	(1.11)	14.33
2022	19.08	0.48	(4.16)	(3.68)	(0.46)	(0.44)	(0.90)	14.50
2021	14.44	0.18	5.01	5.19	(0.21)	(0.34)	(0.55)	19.08
2020	14.57	0.24	0.44	0.68	(0.21)	(0.60)	(0.81)	14.44
2019	13.64	0.24	1.34	1.58	(0.22)	(0.43)	(0.65)	14.57
R-5 shares
2023	14.54	0.18	0.78	0.96	(0.14)	(0.99)	(1.13)	14.37
2022	19.14	0.48	(4.15)	(3.67)	(0.49)	(0.44)	(0.93)	14.54
2021	14.48	0.20	5.02	5.22	(0.22)	(0.34)	(0.56)	19.14
2020	14.61	0.20	0.50	0.70	(0.23)	(0.60)	(0.83)	14.48
2019	13.69	0.24	1.35	1.59	(0.24)	(0.43)	(0.67)	14.61

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6.96%	(b)	$14,751	0.38%	(c)	0.46%	(d)	0.98%	10.6%
(20.23)	(b)	14,614	0.38	(c)	0.43	(d)	2.94	21.7
36.62	(b)	18,803	0.38	(c)	0.43	(d)	0.94	18.3
4.61	(b)	11,740	0.38	(c)	0.58	(d)	1.49	22.9
12.54	(b)	10,924	0.38	(c)	0.64	(d)	1.58	12.6

7.30		726,855	0.01		–		1.28	10.6
(19.92)		594,766	0.01		–		3.13	21.7
37.12		629,044	0.02		–		1.32	18.3
5.02		385,276	0.02		–		1.75	22.9
12.88		319,472	0.03	(e)	–		1.87	12.6

6.35		2,678	0.89		–		0.41	10.6
(20.60)		2,442	0.89		–		2.22	21.7
35.95		2,430	0.89		–		0.65	18.3
4.08		1,935	0.89		–		1.02	22.9
11.91		2,165	0.89		–		1.13	12.6

6.79		24,915	0.58		–		0.71	10.6
(20.41)		19,914	0.58		–		2.67	21.7
36.38		22,111	0.58		–		0.75	18.3
4.45		14,091	0.58		–		1.23	22.9
12.27		12,016	0.58		–		1.40	12.6

6.91		7,200	0.39		–		0.86	10.6
(20.21)		5,694	0.39		–		2.95	21.7
36.55		7,736	0.39		–		1.05	18.3
4.67		5,851	0.39		–		1.72	22.9
12.53		6,603	0.39		–		1.72	12.6

7.05		27,953	0.27		–		1.18	10.6
(20.10)		28,139	0.27		–		2.94	21.7
36.74		30,796	0.27		–		1.13	18.3
4.76		20,854	0.27		–		1.46	22.9
12.62		16,867	0.27		–		1.73	12.6
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d)Excludes expense reimbursement from Manager and/or Distributor.
(e)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2065 FUND
Institutional shares
2023	$11.71	$0.14	$0.68	$0.82	($0.14)	($0.60)	($0.74)	$11.79
2022	15.19	0.38	(3.30)	(2.92)	(0.42)	(0.14)	(0.56)	11.71
2021	11.33	0.15	4.03	4.18	(0.19)	(0.13)	(0.32)	15.19
2020	11.19	0.14	0.44	0.58	(0.19)	(0.25)	(0.44)	11.33
2019	10.25	0.17	1.08	1.25	(0.19)	(0.12)	(0.31)	11.19
R-1 shares
2023	11.46	0.05	0.65	0.70	(0.05)	(0.60)	(0.65)	11.51
2022	14.92	0.30	(3.28)	(2.98)	(0.34)	(0.14)	(0.48)	11.46
2021	11.17	(0.01)	4.01	4.00	(0.12)	(0.13)	(0.25)	14.92
2020	11.05	0.29	0.19	0.48	(0.11)	(0.25)	(0.36)	11.17
2019	10.16	0.10	1.06	1.16	(0.15)	(0.12)	(0.27)	11.05
R-3 shares
2023	11.57	0.08	0.66	0.74	(0.08)	(0.60)	(0.68)	11.63
2022	15.04	0.30	(3.26)	(2.96)	(0.37)	(0.14)	(0.51)	11.57
2021	11.21	0.07	4.00	4.07	(0.11)	(0.13)	(0.24)	15.04
2020	11.10	0.11	0.40	0.51	(0.15)	(0.25)	(0.40)	11.21
2019	10.20	0.13	1.05	1.18	(0.16)	(0.12)	(0.28)	11.10
R-4 shares
2023	11.60	0.10	0.67	0.77	(0.10)	(0.60)	(0.70)	11.67
2022	15.06	0.37	(3.31)	(2.94)	(0.38)	(0.14)	(0.52)	11.60
2021	11.25	0.13	3.97	4.10	(0.16)	(0.13)	(0.29)	15.06
2020	11.13	0.17	0.36	0.53	(0.16)	(0.25)	(0.41)	11.25
2019	10.22	0.15	1.06	1.21	(0.18)	(0.12)	(0.30)	11.13
R-5 shares
2023	11.63	0.15	0.63	0.78	(0.11)	(0.60)	(0.71)	11.70
2022	15.10	0.33	(3.26)	(2.93)	(0.40)	(0.14)	(0.54)	11.63
2021	11.27	0.14	3.99	4.13	(0.17)	(0.13)	(0.30)	15.10
2020	11.16	0.06	0.48	0.54	(0.18)	(0.25)	(0.43)	11.27
2019	10.24	0.14	1.09	1.23	(0.19)	(0.12)	(0.31)	11.16

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

7.29%	$126,627	0.04%	(b)	1.18%	13.7%
(19.92)	83,762	0.05	(b)	2.96	28.4
37.37	73,568	0.08	(b)	1.04	22.5
5.15	26,561	0.08	(b)	1.28	55.1
12.82	11,938	0.10	(b)	1.57	51.6

6.39	240	0.90	(b)	0.46	13.7
(20.61)	268	0.90	(b)	2.40	28.4
36.21	176	0.91	(b)	(0.10)	22.5
4.34	58	0.93	(b)	2.64	55.1
11.93	136	0.93	(b)	0.93	51.6

6.65	7,872	0.59	(b)	0.63	13.7
(20.37)	4,642	0.59	(b)	2.34	28.4
36.70	4,115	0.60	(b)	0.49	22.5
4.55	1,590	0.62	(b)	1.00	55.1
12.19	2,256	0.62	(b)	1.29	51.6

6.88	1,517	0.40	(b)	0.79	13.7
(20.19)	1,102	0.40	(b)	2.86	28.4
36.90	1,234	0.41	(b)	0.91	22.5
4.73	505	0.43	(b)	1.55	55.1
12.48	427	0.43	(b)	1.39	51.6

7.04	4,707	0.28	(b)	1.25	13.7
(20.11)	5,055	0.28	(b)	2.57	28.4
37.09	3,917	0.29	(b)	0.98	22.5
4.81	1,898	0.31	(b)	0.52	55.1
12.60	711	0.31	(b)	1.37	51.6
(a)Calculated based on average shares outstanding during the period.
(b)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Asset Value, End of Period
PRINCIPAL LIFETIME 2070 FUND
Class J shares
2023(b)	$10.00	$0.02	$0.07	$0.09	$10.09
Institutional shares
2023(b)	10.00	0.03	0.03	0.06	10.06
R-1 shares
2023(b)	10.00	(0.02)	0.02	–	10.00
R-3 shares
2023(b)	10.00	(0.01)	0.03	0.02	10.02
R-4 shares
2023(b)	10.00	0.01	0.02	0.03	10.03
R-5 shares
2023(b)	10.00	0.02	0.02	0.04	10.04

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

0.90%	(c),(d)	$125	0.30%	(e),(f)	62.61%	(e),(g)	0.24%	(e)	94.1%	(e)

0.60	(c)	8,476	0.05	(e),(h)	–		0.49	(e)	94.1	(e)

0.00	(c)	31	0.93	(e),(h)	–		(0.33)	(e)	94.1	(e)

0.20	(c)	282	0.62	(e),(h)	–		(0.14)	(e)	94.1	(e)

0.30	(c)	55	0.43	(e),(h)	–		0.13	(e)	94.1	(e)

0.40	(c)	136	0.31	(e),(h)	–		0.23	(e)	94.1	(e)
(a)Calculated based on average shares outstanding during the period.
(b)Period from March 1, 2023, date operations commenced, through October 31, 2023.
(c)Total return amounts have not been annualized.
(d)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e)Computed on an annualized basis.
(f)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g)Excludes expense reimbursement from Manager and/or Distributor.
(h)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME HYBRID 2015 FUND
Class J shares
2023	$10.44	$0.22	$0.12	$0.34	($0.21)	($0.31)	($0.52)	$10.26
2022	12.91	0.23	(2.00)	(1.77)	(0.28)	(0.42)	(0.70)	10.44
2021	11.75	0.39	1.34	1.73	(0.48)	(0.09)	(0.57)	12.91
2020	11.39	0.21	0.48	0.69	(0.26)	(0.07)	(0.33)	11.75
2019	10.63	0.18	0.80	0.98	(0.14)	(0.08)	(0.22)	11.39
Institutional shares
2023	10.49	0.26	0.10	0.36	(0.22)	(0.31)	(0.53)	10.32
2022	12.96	0.31	(2.07)	(1.76)	(0.29)	(0.42)	(0.71)	10.49
2021	11.80	0.48	1.27	1.75	(0.50)	(0.09)	(0.59)	12.96
2020	11.42	0.28	0.45	0.73	(0.28)	(0.07)	(0.35)	11.80
2019	10.65	0.26	0.74	1.00	(0.15)	(0.08)	(0.23)	11.42
R-6 shares
2023	10.51	0.28	0.08	0.36	(0.22)	(0.31)	(0.53)	10.34
2022	12.98	0.32	(2.07)	(1.75)	(0.30)	(0.42)	(0.72)	10.51
2021	11.82	0.50	1.26	1.76	(0.51)	(0.09)	(0.60)	12.98
2020	11.44	0.27	0.46	0.73	(0.28)	(0.07)	(0.35)	11.82
2019	10.66	0.14	0.87	1.01	(0.15)	(0.08)	(0.23)	11.44

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.27%	(b)	$168,885	0.17%	(c)	0.19%	(d)	2.07%	15.8%
(14.50)	(b)	96,345	0.23	(c)	0.25	(d)	2.07	18.1
15.07	(b)	55,458	0.23	(c)	0.25	(d)	3.10	20.6
6.21	(b)	29,710	0.28	(c)	0.31	(d)	1.84	32.4
9.44	(b)	19,129	0.30	(c)	0.44	(d)	1.67	31.5

3.48		16,961	0.05	(e)	–		2.49	15.8
(14.35)		18,704	0.05	(e)	–		2.72	18.1
15.21		22,888	0.05	(e)	–		3.85	20.6
6.54		19,501	0.05	(e)	–		2.46	32.4
9.63		22,269	0.05	(e)	–		2.41	31.5

3.51		31,245	0.02	(e)	–		2.66	15.8
(14.30)		46,216	0.02	(e)	–		2.78	18.1
15.21		58,859	0.02	(e)	–		3.98	20.6
6.55		56,576	0.02	(e)	–		2.34	32.4
9.73		61,079	0.02	(e)	–		1.32	31.5
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d)Excludes expense reimbursement from Manager and/or Distributor.
(e)Reflects Manager's contractual expense limit.
(f)Period from March 1, 2019, date operations commenced, through October 31, 2019.
(g)Total return amounts have not been annualized.
(h)Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME HYBRID 2020 FUND
Class J shares
2023	$10.80	$0.22	$0.15	$0.37	($0.21)	($0.50)	($0.71)	$10.46
2022	13.47	0.28	(2.19)	(1.91)	(0.30)	(0.46)	(0.76)	10.80
2021	11.92	0.37	1.76	2.13	(0.47)	(0.11)	(0.58)	13.47
2020	11.54	0.20	0.53	0.73	(0.26)	(0.09)	(0.35)	11.92
2019	10.85	0.16	0.87	1.03	(0.18)	(0.16)	(0.34)	11.54
Institutional shares
2023	10.86	0.26	0.13	0.39	(0.22)	(0.50)	(0.72)	10.53
2022	13.54	0.33	(2.24)	(1.91)	(0.31)	(0.46)	(0.77)	10.86
2021	11.97	0.45	1.71	2.16	(0.48)	(0.11)	(0.59)	13.54
2020	11.59	0.33	0.41	0.74	(0.27)	(0.09)	(0.36)	11.97
2019	10.88	0.26	0.79	1.05	(0.18)	(0.16)	(0.34)	11.59
R-6 shares
2023	10.86	0.27	0.13	0.40	(0.23)	(0.50)	(0.73)	10.53
2022	13.54	0.33	(2.24)	(1.91)	(0.31)	(0.46)	(0.77)	10.86
2021	11.97	0.49	1.68	2.17	(0.49)	(0.11)	(0.60)	13.54
2020	11.59	0.26	0.49	0.75	(0.28)	(0.09)	(0.37)	11.97
2019	10.88	0.12	0.94	1.06	(0.19)	(0.16)	(0.35)	11.59

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.57%	(b)	$265,194	0.16%	(c)	0.18%	(d)	2.05%	18.1%
(15.02)	(b)	205,008	0.18	(c)	0.20	(d)	2.38	20.4
18.31	(b)	184,994	0.19	(c)	0.21	(d)	2.87	16.2
6.38	(b)	87,239	0.20	(c)	0.23	(d)	1.71	26.7
9.89	(b)	44,553	0.28	(c)	0.31	(d)	1.42	21.4

3.77		38,504	0.05	(e)	–		2.39	18.1
(14.95)		42,581	0.05	(e)	–		2.78	20.4
18.50		58,554	0.05	(e)	–		3.44	16.2
6.50		49,188	0.05	(e)	–		2.83	26.7
10.11		81,108	0.05	(e)	–		2.34	21.4

3.81		146,660	0.02	(e)	–		2.44	18.1
(14.91)		187,400	0.02	(e)	–		2.77	20.4
18.54		233,947	0.02	(e)	–		3.78	16.2
6.53		212,655	0.02	(e)	–		2.28	26.7
10.16		205,364	0.02	(e)	–		1.04	21.4
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d)Excludes expense reimbursement from Manager and/or Distributor.
(e)Reflects Manager's contractual expense limit.
(f)Period from March 1, 2019, date operations commenced, through October 31, 2019.
(g)Total return amounts have not been annualized.
(h)Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME HYBRID 2025 FUND
Class J shares
2023	$11.43	$0.21	$0.23	$0.44	($0.21)	($0.51)	($0.72)	$11.15
2022	14.27	0.29	(2.42)	(2.13)	(0.32)	(0.39)	(0.71)	11.43
2021	12.20	0.37	2.25	2.62	(0.46)	(0.09)	(0.55)	14.27
2020	11.84	0.20	0.55	0.75	(0.26)	(0.13)	(0.39)	12.20
2019	11.10	0.16	0.92	1.08	(0.19)	(0.15)	(0.34)	11.84
Institutional shares
2023	11.48	0.25	0.21	0.46	(0.22)	(0.51)	(0.73)	11.21
2022	14.33	0.34	(2.47)	(2.13)	(0.33)	(0.39)	(0.72)	11.48
2021	12.24	0.45	2.20	2.65	(0.47)	(0.09)	(0.56)	14.33
2020	11.88	0.28	0.48	0.76	(0.27)	(0.13)	(0.40)	12.24
2019	11.12	0.25	0.86	1.11	(0.20)	(0.15)	(0.35)	11.88
R-6 shares
2023	11.49	0.25	0.21	0.46	(0.23)	(0.51)	(0.74)	11.21
2022	14.34	0.35	(2.48)	(2.13)	(0.33)	(0.39)	(0.72)	11.49
2021	12.25	0.47	2.19	2.66	(0.48)	(0.09)	(0.57)	14.34
2020	11.89	0.25	0.51	0.76	(0.27)	(0.13)	(0.40)	12.25
2019	11.13	0.13	0.98	1.11	(0.20)	(0.15)	(0.35)	11.89

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

4.03%	(b)	$421,507	0.15%	(c)	0.17%	(d)	1.81%	12.3%
(15.71)	(b)	272,529	0.18	(c)	0.20	(d)	2.30	13.6
21.94	(b)	207,361	0.19	(c)	0.21	(d)	2.69	14.2
6.36	(b)	95,483	0.20	(c)	0.23	(d)	1.70	18.6
10.24	(b)	48,991	0.28	(c)	0.31	(d)	1.42	22.5

4.20		61,975	0.05	(e)	–		2.13	12.3
(15.63)		64,787	0.05	(e)	–		2.70	13.6
22.14		75,042	0.05	(e)	–		3.27	14.2
6.46		58,524	0.05	(e)	–		2.38	18.6
10.48		63,839	0.05	(e)	–		2.17	22.5

4.15		158,302	0.02	(e)	–		2.19	12.3
(15.60)		178,008	0.02	(e)	–		2.73	13.6
22.16		206,615	0.02	(e)	–		3.42	14.2
6.49		161,907	0.02	(e)	–		2.11	18.6
10.52		129,870	0.02	(e)	–		1.13	22.5
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d)Excludes expense reimbursement from Manager and/or Distributor.
(e)Reflects Manager's contractual expense limit.
(f)Period from March 1, 2019, date operations commenced, through October 31, 2019.
(g)Total return amounts have not been annualized.
(h)Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME HYBRID 2030 FUND
Class J shares
2023	$11.63	$0.16	$0.31	$0.47	($0.17)	($0.70)	($0.87)	$11.23
2022	14.78	0.28	(2.67)	(2.39)	(0.32)	(0.44)	(0.76)	11.63
2021	12.32	0.37	2.67	3.04	(0.45)	(0.13)	(0.58)	14.78
2020	11.99	0.19	0.57	0.76	(0.25)	(0.18)	(0.43)	12.32
2019	11.25	0.14	0.99	1.13	(0.21)	(0.18)	(0.39)	11.99
Institutional shares
2023	11.71	0.19	0.30	0.49	(0.19)	(0.70)	(0.89)	11.31
2022	14.86	0.33	(2.70)	(2.37)	(0.34)	(0.44)	(0.78)	11.71
2021	12.38	0.41	2.66	3.07	(0.46)	(0.13)	(0.59)	14.86
2020	12.04	0.35	0.44	0.79	(0.27)	(0.18)	(0.45)	12.38
2019	11.27	0.24	0.92	1.16	(0.21)	(0.18)	(0.39)	12.04
R-6 shares
2023	11.71	0.20	0.29	0.49	(0.19)	(0.70)	(0.89)	11.31
2022	14.86	0.33	(2.70)	(2.37)	(0.34)	(0.44)	(0.78)	11.71
2021	12.37	0.45	2.63	3.08	(0.46)	(0.13)	(0.59)	14.86
2020	12.03	0.26	0.53	0.79	(0.27)	(0.18)	(0.45)	12.37
2019	11.27	0.13	1.03	1.16	(0.22)	(0.18)	(0.40)	12.03

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

4.25%	(b)	$317,418	0.16%	(c)	0.18%	(d)	1.41%	11.5%
(17.04)	(b)	203,444	0.19	(c)	0.21	(d)	2.17	16.7
25.23	(b)	177,896	0.20	(c)	0.22	(d)	2.61	14.9
6.42	(b)	78,987	0.22	(c)	0.25	(d)	1.60	26.7
10.56	(b)	40,498	0.30	(c)	0.37	(d)	1.25	16.3

4.35		83,006	0.05	(e)	–		1.65	11.5
(16.87)		77,067	0.05	(e)	–		2.56	16.7
25.38		92,984	0.05	(e)	–		2.93	14.9
6.64		60,462	0.05	(e)	–		2.92	26.7
10.88		93,111	0.05	(e)	–		2.14	16.3

4.39		245,018	0.02	(e)	–		1.70	11.5
(16.84)		237,340	0.02	(e)	–		2.54	16.7
25.52		261,855	0.02	(e)	–		3.23	14.9
6.67		194,059	0.02	(e)	–		2.15	26.7
10.83		161,196	0.02	(e)	–		1.15	16.3
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d)Excludes expense reimbursement from Manager and/or Distributor.
(e)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME HYBRID 2035 FUND
Class J shares
2023	$12.20	$0.17	$0.41	$0.58	($0.17)	($0.79)	($0.96)	$11.82
2022	15.50	0.31	(2.88)	(2.57)	(0.34)	(0.39)	(0.73)	12.20
2021	12.56	0.33	3.14	3.47	(0.42)	(0.11)	(0.53)	15.50
2020	12.28	0.18	0.55	0.73	(0.26)	(0.19)	(0.45)	12.56
2019	11.49	0.14	1.07	1.21	(0.21)	(0.21)	(0.42)	12.28
Institutional shares
2023	12.28	0.19	0.41	0.60	(0.19)	(0.79)	(0.98)	11.90
2022	15.59	0.34	(2.90)	(2.56)	(0.36)	(0.39)	(0.75)	12.28
2021	12.62	0.40	3.12	3.52	(0.44)	(0.11)	(0.55)	15.59
2020	12.33	0.28	0.47	0.75	(0.27)	(0.19)	(0.46)	12.62
2019	11.51	0.22	1.02	1.24	(0.21)	(0.21)	(0.42)	12.33
R-6 shares
2023	12.30	0.20	0.40	0.60	(0.19)	(0.79)	(0.98)	11.92
2022	15.61	0.35	(2.91)	(2.56)	(0.36)	(0.39)	(0.75)	12.30
2021	12.64	0.42	3.10	3.52	(0.44)	(0.11)	(0.55)	15.61
2020	12.35	0.25	0.51	0.76	(0.28)	(0.19)	(0.47)	12.64
2019	11.53	0.14	1.10	1.24	(0.21)	(0.21)	(0.42)	12.35

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

4.99%	(b)	$226,807	0.17%	(c)	0.19%	(d)	1.37%	13.1%
(17.38)	(b)	158,186	0.20	(c)	0.22	(d)	2.27	12.6
28.22	(b)	143,236	0.21	(c)	0.24	(d)	2.22	10.6
5.94	(b)	60,829	0.24	(c)	0.27	(d)	1.51	14.3
11.12	(b)	29,770	0.30	(c)	0.40	(d)	1.16	17.4

5.09		77,698	0.05	(e)	–		1.55	13.1
(17.25)		71,210	0.05	(e)	–		2.50	12.6
28.46		79,002	0.05	(e)	–		2.75	10.6
6.15		54,018	0.05	(e)	–		2.31	14.3
11.42		54,756	0.05	(e)	–		1.90	17.4

5.12		183,007	0.02	(e)	–		1.62	13.1
(17.21)		167,461	0.02	(e)	–		2.55	12.6
28.45		180,539	0.02	(e)	–		2.84	10.6
6.17		124,836	0.02	(e)	–		2.05	14.3
11.45		94,420	0.02	(e)	–		1.17	17.4
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d)Excludes expense reimbursement from Manager and/or Distributor.
(e)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME HYBRID 2040 FUND
Class J shares
2023	$12.41	$0.15	$0.51	$0.66	($0.16)	($0.86)	($1.02)	$12.05
2022	15.84	0.30	(2.98)	(2.68)	(0.35)	(0.40)	(0.75)	12.41
2021	12.58	0.30	3.48	3.78	(0.38)	(0.14)	(0.52)	15.84
2020	12.34	0.19	0.51	0.70	(0.25)	(0.21)	(0.46)	12.58
2019	11.59	0.11	1.10	1.21	(0.21)	(0.25)	(0.46)	12.34
Institutional shares
2023	12.50	0.18	0.50	0.68	(0.18)	(0.86)	(1.04)	12.14
2022	15.93	0.36	(3.02)	(2.66)	(0.37)	(0.40)	(0.77)	12.50
2021	12.64	0.36	3.47	3.83	(0.40)	(0.14)	(0.54)	15.93
2020	12.40	0.34	0.38	0.72	(0.27)	(0.21)	(0.48)	12.64
2019	11.62	0.23	1.02	1.25	(0.22)	(0.25)	(0.47)	12.40
R-6 shares
2023	12.52	0.19	0.49	0.68	(0.18)	(0.86)	(1.04)	12.16
2022	15.96	0.35	(3.02)	(2.67)	(0.37)	(0.40)	(0.77)	12.52
2021	12.66	0.38	3.46	3.84	(0.40)	(0.14)	(0.54)	15.96
2020	12.41	0.25	0.48	0.73	(0.27)	(0.21)	(0.48)	12.66
2019	11.63	0.12	1.13	1.25	(0.22)	(0.25)	(0.47)	12.41

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

5.74%	(b)	$234,630	0.18%	(c)	0.20%	(d)	1.21%	10.8%
(17.72)	(b)	138,511	0.21	(c)	0.23	(d)	2.18	13.5
30.64	(b)	115,496	0.22	(c)	0.24	(d)	1.98	12.9
5.74	(b)	49,746	0.26	(c)	0.29	(d)	1.60	22.5
11.18	(b)	26,552	0.30	(c)	0.42	(d)	0.94	14.9

5.83		67,043	0.05	(e)	–		1.47	10.8
(17.53)		58,528	0.05	(e)	–		2.58	13.5
30.90		68,006	0.05	(e)	–		2.42	12.9
5.86		44,657	0.05	(e)	–		2.75	22.5
11.49		65,024	0.05	(e)	–		1.96	14.9

5.86		210,538	0.02	(e)	–		1.52	10.8
(17.54)		187,431	0.02	(e)	–		2.50	13.5
30.97		194,948	0.02	(e)	–		2.56	12.9
5.97		137,469	0.02	(e)	–		2.08	22.5
11.52		112,973	0.02	(e)	–		1.04	14.9
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d)Excludes expense reimbursement from Manager and/or Distributor.
(e)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME HYBRID 2045 FUND
Class J shares
2023	$12.82	$0.15	$0.59	$0.74	($0.16)	($0.98)	($1.14)	$12.42
2022	16.35	0.30	(3.09)	(2.79)	(0.37)	(0.37)	(0.74)	12.82
2021	12.71	0.28	3.83	4.11	(0.35)	(0.12)	(0.47)	16.35
2020	12.46	0.18	0.52	0.70	(0.25)	(0.20)	(0.45)	12.71
2019	11.72	0.10	1.12	1.22	(0.21)	(0.27)	(0.48)	12.46
Institutional shares
2023	12.90	0.18	0.59	0.77	(0.18)	(0.98)	(1.16)	12.51
2022	16.44	0.36	(3.14)	(2.78)	(0.39)	(0.37)	(0.76)	12.90
2021	12.77	0.34	3.82	4.16	(0.37)	(0.12)	(0.49)	16.44
2020	12.51	0.28	0.45	0.73	(0.27)	(0.20)	(0.47)	12.77
2019	11.74	0.21	1.05	1.26	(0.22)	(0.27)	(0.49)	12.51
R-6 shares
2023	12.92	0.18	0.59	0.77	(0.18)	(0.98)	(1.16)	12.53
2022	16.46	0.36	(3.14)	(2.78)	(0.39)	(0.37)	(0.76)	12.92
2021	12.79	0.35	3.81	4.16	(0.37)	(0.12)	(0.49)	16.46
2020	12.53	0.24	0.49	0.73	(0.27)	(0.20)	(0.47)	12.79
2019	11.75	0.11	1.16	1.27	(0.22)	(0.27)	(0.49)	12.53

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6.18%	(b)	$125,834	0.21%	(c)	0.23%	(d)	1.15%	10.8%
(17.90)	(b)	86,099	0.24	(c)	0.26	(d)	2.10	15.9
32.92	(b)	70,004	0.26	(c)	0.28	(d)	1.81	13.5
5.58	(b)	30,151	0.30	(c)	0.35	(d)	1.46	14.5
11.20	(b)	14,776	0.30	(c)	0.60	(d)	0.84	17.7

6.39		56,859	0.05	(e)	–		1.38	10.8
(17.75)		49,445	0.05	(e)	–		2.52	15.9
33.20		55,809	0.05	(e)	–		2.22	13.5
5.80		36,546	0.05	(e)	–		2.30	14.5
11.53		38,651	0.05	(e)	–		1.80	17.7

6.42		147,185	0.02	(e)	–		1.39	10.8
(17.71)		119,980	0.02	(e)	–		2.49	15.9
33.18		122,476	0.02	(e)	–		2.30	13.5
5.81		82,272	0.02	(e)	–		1.95	14.5
11.62		59,532	0.02	(e)	–		0.94	17.7
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d)Excludes expense reimbursement from Manager and/or Distributor.
(e)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME HYBRID 2050 FUND
Class J shares
2023	$12.98	$0.14	$0.64	$0.78	($0.15)	($0.97)	($1.12)	$12.64
2022	16.55	0.29	(3.14)	(2.85)	(0.36)	(0.36)	(0.72)	12.98
2021	12.73	0.26	4.02	4.28	(0.32)	(0.14)	(0.46)	16.55
2020	12.56	0.17	0.51	0.68	(0.25)	(0.26)	(0.51)	12.73
2019	11.79	0.11	1.12	1.23	(0.22)	(0.24)	(0.46)	12.56
Institutional shares
2023	13.05	0.17	0.64	0.81	(0.18)	(0.97)	(1.15)	12.71
2022	16.63	0.36	(3.19)	(2.83)	(0.39)	(0.36)	(0.75)	13.05
2021	12.77	0.32	4.02	4.34	(0.34)	(0.14)	(0.48)	16.63
2020	12.59	0.36	0.34	0.70	(0.26)	(0.26)	(0.52)	12.77
2019	11.79	0.22	1.05	1.27	(0.23)	(0.24)	(0.47)	12.59
R-6 shares
2023	13.05	0.17	0.65	0.82	(0.18)	(0.97)	(1.15)	12.72
2022	16.63	0.35	(3.17)	(2.82)	(0.40)	(0.36)	(0.76)	13.05
2021	12.78	0.32	4.01	4.33	(0.34)	(0.14)	(0.48)	16.63
2020	12.59	0.23	0.49	0.72	(0.27)	(0.26)	(0.53)	12.78
2019	11.80	0.11	1.15	1.26	(0.23)	(0.24)	(0.47)	12.59

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6.52%	(b)	$103,198	0.23%	(c)	0.25%	(d)	1.05%	8.5%
(18.01)	(b)	70,033	0.26	(c)	0.28	(d)	2.05	16.3
34.17	(b)	57,162	0.28	(c)	0.30	(d)	1.65	12.1
5.36	(b)	25,905	0.30	(c)	0.40	(d)	1.39	26.5
11.25	(b)	12,754	0.30	(c)	0.69	(d)	0.95	12.6

6.68		46,298	0.05	(e)	–		1.32	8.5
(17.85)		39,987	0.05	(e)	–		2.47	16.3
34.60		43,480	0.05	(e)	–		2.04	12.1
5.58		28,345	0.05	(e)	–		2.87	26.5
11.60		44,432	0.05	(e)	–		1.88	12.6

6.80		139,155	0.02	(e)	–		1.30	8.5
(17.83)		108,293	0.02	(e)	–		2.45	16.3
34.53		105,040	0.02	(e)	–		2.08	12.1
5.68		64,444	0.02	(e)	–		1.91	26.5
11.52		45,364	0.02	(e)	–		0.95	12.6
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d)Excludes expense reimbursement from Manager and/or Distributor.
(e)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME HYBRID 2055 FUND
Class J shares
2023	$13.31	$0.12	$0.68	$0.80	($0.16)	($0.95)	($1.11)	$13.00
2022	16.92	0.29	(3.22)	(2.93)	(0.37)	(0.31)	(0.68)	13.31
2021	12.86	0.21	4.28	4.49	(0.30)	(0.13)	(0.43)	16.92
2020	12.67	0.17	0.45	0.62	(0.25)	(0.18)	(0.43)	12.86
2019	11.91	0.09	1.16	1.25	(0.23)	(0.26)	(0.49)	12.67
Institutional shares
2023	13.40	0.17	0.66	0.83	(0.18)	(0.95)	(1.13)	13.10
2022	17.01	0.36	(3.26)	(2.90)	(0.40)	(0.31)	(0.71)	13.40
2021	12.92	0.28	4.27	4.55	(0.33)	(0.13)	(0.46)	17.01
2020	12.71	0.29	0.37	0.66	(0.27)	(0.18)	(0.45)	12.92
2019	11.93	0.20	1.08	1.28	(0.24)	(0.26)	(0.50)	12.71
R-6 shares
2023	13.43	0.17	0.67	0.84	(0.19)	(0.95)	(1.14)	13.13
2022	17.04	0.35	(3.25)	(2.90)	(0.40)	(0.31)	(0.71)	13.43
2021	12.94	0.30	4.26	4.56	(0.33)	(0.13)	(0.46)	17.04
2020	12.72	0.22	0.45	0.67	(0.27)	(0.18)	(0.45)	12.94
2019	11.94	0.09	1.19	1.28	(0.24)	(0.26)	(0.50)	12.72

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6.44%	(b)	$55,536	0.30%	(c)	0.35%	(d)	0.91%	7.3%
(18.06)	(b)	32,146	0.30	(c)	0.39	(d)	1.96	13.4
35.47	(b)	24,427	0.30	(c)	0.44	(d)	1.30	9.1
4.91	(b)	9,235	0.30	(c)	0.73	(d)	1.34	14.2
11.29	(b)	4,097	0.30	(c)	1.63	(d)	0.74	22.3

6.70		30,824	0.05	(e)	–		1.27	7.3
(17.82)		24,173	0.05	(e)	–		2.45	13.4
35.76		25,049	0.05	(e)	–		1.74	9.1
5.19		13,916	0.05	(e)	–		2.30	14.2
11.53		14,697	0.05	(e)	–		1.68	22.3

6.72		80,370	0.02	(e)	–		1.24	7.3
(17.77)		55,493	0.02	(e)	–		2.39	13.4
35.79		50,453	0.02	(e)	–		1.92	9.1
5.26		28,721	0.02	(e)	–		1.78	14.2
11.52		17,525	0.02	(e)	–		0.77	22.3
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d)Excludes expense reimbursement from Manager and/or Distributor.
(e)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME HYBRID 2060 FUND
Class J shares
2023	$13.56	$0.12	$0.70	$0.82	($0.16)	($0.83)	($0.99)	$13.39
2022	17.18	0.27	(3.26)	(2.99)	(0.38)	(0.25)	(0.63)	13.56
2021	12.97	0.19	4.44	4.63	(0.30)	(0.12)	(0.42)	17.18
2020	12.81	0.14	0.49	0.63	(0.26)	(0.21)	(0.47)	12.97
2019	11.91	0.11	1.17	1.28	(0.24)	(0.14)	(0.38)	12.81
Institutional shares
2023	13.71	0.17	0.69	0.86	(0.19)	(0.83)	(1.02)	13.55
2022	17.33	0.35	(3.31)	(2.96)	(0.41)	(0.25)	(0.66)	13.71
2021	13.07	0.24	4.45	4.69	(0.31)	(0.12)	(0.43)	17.33
2020	12.87	0.30	0.38	0.68	(0.27)	(0.21)	(0.48)	13.07
2019	11.94	0.19	1.12	1.31	(0.24)	(0.14)	(0.38)	12.87
R-6 shares
2023	13.74	0.17	0.70	0.87	(0.19)	(0.83)	(1.02)	13.59
2022	17.37	0.35	(3.32)	(2.97)	(0.41)	(0.25)	(0.66)	13.74
2021	13.09	0.28	4.43	4.71	(0.31)	(0.12)	(0.43)	17.37
2020	12.89	0.22	0.46	0.68	(0.27)	(0.21)	(0.48)	13.09
2019	11.95	0.11	1.21	1.32	(0.24)	(0.14)	(0.38)	12.89

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6.47%	(b)	$27,750	0.30%	(c)	0.52%	(d)	0.89%	7.6%
(18.08)	(b)	15,523	0.30	(c)	0.58	(d)	1.79	13.8
36.20	(b)	9,593	0.30	(c)	0.82	(d)	1.16	12.9
4.97	(b)	3,203	0.30	(c)	1.72	(d)	1.15	31.4
11.30	(b)	1,426	0.30	(c)	3.92	(d)	0.92	15.9

6.68		14,276	0.05	(e)	–		1.23	7.6
(17.80)		10,035	0.05	(e)	–		2.35	13.8
36.46		9,423	0.05	(e)	–		1.48	12.9
5.30		4,268	0.05	(e)	–		2.39	31.4
11.53		5,085	0.05	(e)	–		1.53	15.9

6.74		39,797	0.02	(e)	–		1.20	7.6
(17.81)		24,880	0.02	(e)	–		2.30	13.8
36.56		19,773	0.02	(e)	–		1.70	12.9
5.29		9,905	0.02	(e)	–		1.71	31.4
11.61		5,924	0.02	(e)	–		0.93	15.9
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d)Excludes expense reimbursement from Manager and/or Distributor.
(e)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Tax Return of Capital Distribution	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME HYBRID 2065 FUND
Class J shares
2023	$12.20	$0.12	$0.62	$0.74	($0.16)	($0.66)	$–	($0.82)	$12.12
2022	15.22	0.30	(2.98)	(2.68)	(0.34)	–	–	(0.34)	12.20
2021	11.36	0.17	3.95	4.12	(0.25)	–	(0.01)	(0.26)	15.22
2020	10.98	0.15	0.42	0.57	(0.19)	–	–	(0.19)	11.36
2019	10.20	0.15	0.96	1.11	(0.27)	(0.06)	–	(0.33)	10.98
Institutional shares
2023	12.36	0.14	0.64	0.78	(0.17)	(0.66)	–	(0.83)	12.31
2022	15.38	0.29	(2.96)	(2.67)	(0.35)	–	–	(0.35)	12.36
2021	11.45	0.19	4.00	4.19	(0.25)	–	(0.01)	(0.26)	15.38
2020	11.03	0.18	0.43	0.61	(0.19)	–	–	(0.19)	11.45
2019	10.22	0.12	1.02	1.14	(0.27)	(0.06)	–	(0.33)	11.03
R-6 shares
2023	12.37	0.13	0.66	0.79	(0.17)	(0.66)	–	(0.83)	12.33
2022	15.39	0.28	(2.95)	(2.67)	(0.35)	–	–	(0.35)	12.37
2021	11.45	0.27	3.93	4.20	(0.25)	–	(0.01)	(0.26)	15.39
2020	11.03	0.17	0.44	0.61	(0.19)	–	–	(0.19)	11.45
2019	10.22	0.01	1.13	1.14	(0.27)	(0.06)	–	(0.33)	11.03

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6.37%	(b)	$8,800	0.30%	(c)	0.87%	(d)	0.96%	16.3%
(18.04)	(b)	5,632	0.30	(c)	0.89	(d)	2.26	28.4
36.67	(b)	5,381	0.30	(c)	1.24	(d)	1.19	31.3
5.18	(b)	1,550	0.30	(c)	3.26	(d)	1.34	65.7
11.42	(b)	625	0.30	(c)	7.73	(d)	1.44	143.3

6.67		1,946	0.05	(e)	–		1.11	16.3
(17.81)		1,463	0.05	(e)	–		2.12	28.4
37.00		1,312	0.05	(e)	–		1.29	31.3
5.52		360	0.05	(e)	–		1.59	65.7
11.70		264	0.05	(e)	–		1.19	143.3

6.75		12,636	0.02	(e)	–		1.04	16.3
(17.80)		5,956	0.02	(e)	–		2.07	28.4
37.09		3,340	0.02	(e)	–		1.91	31.3
5.52		1,013	0.02	(e)	–		1.56	65.7
11.83	(f)	434	0.02	(e)	–		0.13	143.3
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d)Excludes expense reimbursement from Manager and/or Distributor.
(e)Reflects Manager's contractual expense limit.
(f)During the fiscal year ending October 31, 2019, the Class experienced a one-time gain of net $0.02/share as a result of a loss related to a large redemption and a subsequent reimbursement by the Advisor. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Asset Value, End of Period
PRINCIPAL LIFETIME HYBRID 2070 FUND
Class J shares
2023(b)	$10.00	($0.01)	$0.16	$0.15	$10.15
Institutional shares
2023(b)	10.00	0.01	0.05	0.06	10.06
R-6 shares
2023(b)	10.00	0.01	0.06	0.07	10.07

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

1.50%	(c),(d)	$355	0.30%	(e),(f)	40.52%	(e)	(0.14)%	(e)	130.0%	(e)

0.60	(c)	36	0.05	(e),(g)	–		0.10	(e)	130.0	(e)

0.70	(c)	282	0.02	(e),(f)	–		0.16	(e)	130.0	(e)
(a)Calculated based on average shares outstanding during the period.
(b)Period from March 1, 2023, date operations commenced, through October 31, 2023.
(c)Total return amounts have not been annualized.
(d)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e)Computed on an annualized basis.
(f)Reflects Manager's contractual expense limit.
(g)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h)Excludes expense reimbursement from Manager and/or Distributor.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME HYBRID INCOME FUND
Class J shares
2023	$9.49	$0.20	$0.10	$0.30	($0.19)	($0.27)	($0.46)	$9.33
2022	11.69	0.23	(1.83)	(1.60)	(0.25)	(0.35)	(0.60)	9.49
2021	11.18	0.39	0.66	1.05	(0.50)	(0.04)	(0.54)	11.69
2020	10.84	0.19	0.45	0.64	(0.26)	(0.04)	(0.30)	11.18
2019	10.16	0.22	0.66	0.88	(0.16)	(0.04)	(0.20)	10.84
Institutional shares
2023	9.54	0.25	0.07	0.32	(0.21)	(0.27)	(0.48)	9.38
2022	11.74	0.29	(1.86)	(1.57)	(0.28)	(0.35)	(0.63)	9.54
2021	11.23	0.43	0.63	1.06	(0.51)	(0.04)	(0.55)	11.74
2020	10.88	0.27	0.40	0.67	(0.28)	(0.04)	(0.32)	11.23
2019	10.17	0.28	0.64	0.92	(0.17)	(0.04)	(0.21)	10.88
R-6 shares
2023	9.56	0.26	0.06	0.32	(0.21)	(0.27)	(0.48)	9.40
2022	11.76	0.27	(1.84)	(1.57)	(0.28)	(0.35)	(0.63)	9.56
2021	11.24	0.52	0.56	1.08	(0.52)	(0.04)	(0.56)	11.76
2020	10.89	0.26	0.41	0.67	(0.28)	(0.04)	(0.32)	11.24
2019	10.18	0.17	0.75	0.92	(0.17)	(0.04)	(0.21)	10.89

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.27%	(b)	$69,130	0.17%	(c)	0.19%	(d)	2.10%	20.7%
(14.39)	(b)	42,296	0.26	(c)	0.28	(d)	2.23	31.5
9.56	(b)	33,456	0.28	(c)	0.30	(d)	3.38	20.6
6.01	(b)	18,439	0.30	(c)	0.43	(d)	1.72	34.6
8.82	(b)	8,310	0.30	(c)	0.72	(d)	2.07	24.1

3.42		10,053	0.05	(e)	–		2.54	20.7
(14.17)		11,474	0.05	(e)	–		2.76	31.5
9.69		17,255	0.05	(e)	–		3.74	20.6
6.27		12,454	0.05	(e)	–		2.45	34.6
9.20		13,554	0.05	(e)	–		2.67	24.1

3.45		25,367	0.02	(e)	–		2.65	20.7
(14.13)		33,623	0.02	(e)	–		2.61	31.5
9.78		34,760	0.02	(e)	–		4.48	20.6
6.27		33,148	0.02	(e)	–		2.42	34.6
9.19		34,983	0.02	(e)	–		1.62	24.1
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d)Excludes expense reimbursement from Manager and/or Distributor.
(e)Reflects Manager's contractual expense limit.
(f)Period from March 1, 2019, date operations commenced, through October 31, 2019.
(g)Total return amounts have not been annualized.
(h)Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2023	$10.46	$0.26	$0.08	$0.34	($0.24)	($0.25)	($0.49)	$10.31
2022	13.24	0.31	(2.18)	(1.87)	(0.31)	(0.60)	(0.91)	10.46
2021	12.51	0.22	0.95	1.17	(0.22)	(0.22)	(0.44)	13.24
2020	12.43	0.25	0.43	0.68	(0.27)	(0.33)	(0.60)	12.51
2019	12.19	0.32	0.72	1.04	(0.30)	(0.50)	(0.80)	12.43
Class J shares
2023	10.29	0.26	0.10	0.36	(0.26)	(0.25)	(0.51)	10.14
2022	13.04	0.32	(2.15)	(1.83)	(0.32)	(0.60)	(0.92)	10.29
2021	12.33	0.23	0.94	1.17	(0.24)	(0.22)	(0.46)	13.04
2020	12.26	0.26	0.43	0.69	(0.29)	(0.33)	(0.62)	12.33
2019	12.03	0.33	0.72	1.05	(0.32)	(0.50)	(0.82)	12.26
Institutional shares
2023	10.37	0.30	0.08	0.38	(0.29)	(0.25)	(0.54)	10.21
2022	13.13	0.36	(2.17)	(1.81)	(0.35)	(0.60)	(0.95)	10.37
2021	12.41	0.26	0.94	1.20	(0.26)	(0.22)	(0.48)	13.13
2020	12.34	0.28	0.44	0.72	(0.32)	(0.33)	(0.65)	12.41
2019	12.11	0.36	0.72	1.08	(0.35)	(0.50)	(0.85)	12.34
R-1 shares
2023	10.37	0.20	0.09	0.29	(0.19)	(0.25)	(0.44)	10.22
2022	13.11	0.25	(2.17)	(1.92)	(0.22)	(0.60)	(0.82)	10.37
2021	12.40	0.16	0.92	1.08	(0.15)	(0.22)	(0.37)	13.11
2020	12.32	0.19	0.43	0.62	(0.21)	(0.33)	(0.54)	12.40
2019	12.08	0.25	0.73	0.98	(0.24)	(0.50)	(0.74)	12.32
R-3 shares
2023	10.25	0.23	0.09	0.32	(0.22)	(0.25)	(0.47)	10.10
2022	12.99	0.29	(2.16)	(1.87)	(0.27)	(0.60)	(0.87)	10.25
2021	12.27	0.19	0.94	1.13	(0.19)	(0.22)	(0.41)	12.99
2020	12.20	0.22	0.42	0.64	(0.24)	(0.33)	(0.57)	12.27
2019	11.97	0.30	0.71	1.01	(0.28)	(0.50)	(0.78)	12.20
R-4 shares
2023	10.29	0.25	0.08	0.33	(0.24)	(0.25)	(0.49)	10.13
2022	13.03	0.32	(2.16)	(1.84)	(0.30)	(0.60)	(0.90)	10.29
2021	12.32	0.21	0.94	1.15	(0.22)	(0.22)	(0.44)	13.03
2020	12.24	0.24	0.43	0.67	(0.26)	(0.33)	(0.59)	12.32
2019	12.00	0.31	0.73	1.04	(0.30)	(0.50)	(0.80)	12.24
R-5 shares
2023	10.36	0.27	0.08	0.35	(0.26)	(0.25)	(0.51)	10.20
2022	13.12	0.33	(2.18)	(1.85)	(0.31)	(0.60)	(0.91)	10.36
2021	12.39	0.24	0.94	1.18	(0.23)	(0.22)	(0.45)	13.12
2020	12.32	0.26	0.43	0.69	(0.29)	(0.33)	(0.62)	12.39
2019	12.09	0.33	0.72	1.05	(0.32)	(0.50)	(0.82)	12.32

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.28%	(b)	$35,755	0.38%	(c)	–%		2.43%	11.8%
(15.14)	(b)	16,425	0.38	(c)	–		2.72	33.6
9.45	(b)	19,902	0.38	(c)	–		1.66	35.0
5.70	(b)	16,214	0.38	(c)	–		2.01	31.0
9.31	(b)	16,283	0.38	(c)	–		2.63	44.8

3.53	(b)	213,892	0.19	(d)	0.21	(e)	2.51	11.8
(15.02)	(b)	58,048	0.23	(d)	0.25	(e)	2.87	33.6
9.61	(b)	71,811	0.22	(d)	0.24	(e)	1.84	35.0
5.87	(b)	65,404	0.22	(d)	0.25	(e)	2.18	31.0
9.52	(b)	67,084	0.24	(d)	0.27	(e)	2.75	44.8

3.64		464,413	0.02		–		2.82	11.8
(14.82)		237,065	0.02		–		3.12	33.6
9.83		337,718	0.02		–		2.04	35.0
6.06		313,363	0.02		–		2.35	31.0
9.71		288,470	0.03		–		3.00	44.8

2.78		4,275	0.89		–		1.89	11.8
(15.58)		1,686	0.89		–		2.21	33.6
8.82		2,173	0.89		–		1.22	35.0
5.22		2,298	0.89		–		1.55	31.0
8.74		2,935	0.89		–		2.12	44.8

3.11		19,003	0.58		–		2.20	11.8
(15.36)		7,731	0.58		–		2.56	33.6
9.31		10,552	0.58		–		1.51	35.0
5.45		11,439	0.58		–		1.86	31.0
9.13		13,611	0.58		–		2.59	44.8

3.20		7,279	0.39		–		2.42	11.8
(15.12)		3,546	0.39		–		2.81	33.6
9.41		5,143	0.39		–		1.67	35.0
5.69		5,101	0.39		–		2.03	31.0
9.40		5,513	0.39		–		2.60	44.8

3.35		20,170	0.27		–		2.58	11.8
(15.07)		10,147	0.27		–		2.90	33.6
9.64		13,279	0.27		–		1.84	35.0
5.79		16,430	0.27		–		2.14	31.0
9.42		19,181	0.27		–		2.75	44.8
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit.
(d)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e)Excludes expense reimbursement from Manager and/or Distributor.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Tax Return of Capital Distribution	Total Dividends and Distributions	Net Asset Value, End of Period
REAL ESTATE SECURITIES FUND
Class A shares
2023	$25.62	$0.53	($1.88)	($1.35)	($0.54)	($0.26)	($0.08)	($0.88)	$23.39
2022	33.58	0.32	(6.82)	(6.50)	(0.35)	(1.11)	–	(1.46)	25.62
2021	23.53	0.26	10.41	10.67	(0.30)	(0.32)	–	(0.62)	33.58
2020	28.63	0.33	(4.75)	(4.42)	(0.52)	(0.16)	–	(0.68)	23.53
2019	23.20	0.31	6.02	6.33	(0.33)	(0.57)	–	(0.90)	28.63
Class C shares
2023	25.11	0.30	(1.85)	(1.55)	(0.33)	(0.26)	(0.06)	(0.65)	22.91
2022	32.93	0.08	(6.68)	(6.60)	(0.11)	(1.11)	–	(1.22)	25.11
2021	23.08	0.05	10.20	10.25	(0.08)	(0.32)	–	(0.40)	32.93
2020	28.08	0.14	(4.67)	(4.53)	(0.31)	(0.16)	–	(0.47)	23.08
2019	22.77	0.11	5.91	6.02	(0.14)	(0.57)	–	(0.71)	28.08
Class J shares
2023	24.75	0.54	(1.83)	(1.29)	(0.56)	(0.26)	(0.09)	(0.91)	22.55
2022	32.49	0.35	(6.59)	(6.24)	(0.39)	(1.11)	–	(1.50)	24.75
2021	22.79	0.28	10.08	10.36	(0.34)	(0.32)	–	(0.66)	32.49
2020	27.76	0.36	(4.62)	(4.26)	(0.55)	(0.16)	–	(0.71)	22.79
2019	22.52	0.33	5.84	6.17	(0.36)	(0.57)	–	(0.93)	27.76
Institutional shares
2023	25.65	0.63	(1.90)	(1.27)	(0.62)	(0.26)	(0.10)	(0.98)	23.40
2022	33.61	0.42	(6.82)	(6.40)	(0.45)	(1.11)	–	(1.56)	25.65
2021	23.55	0.32	10.46	10.78	(0.40)	(0.32)	–	(0.72)	33.61
2020	28.66	0.42	(4.77)	(4.35)	(0.60)	(0.16)	–	(0.76)	23.55
2019	23.22	0.39	6.04	6.43	(0.42)	(0.57)	–	(0.99)	28.66
R-1 shares
2023	25.29	0.41	(1.86)	(1.45)	(0.44)	(0.26)	(0.07)	(0.77)	23.07
2022	33.15	0.17	(6.72)	(6.55)	(0.20)	(1.11)	–	(1.31)	25.29
2021	23.24	0.11	10.29	10.40	(0.17)	(0.32)	–	(0.49)	33.15
2020	28.26	0.23	(4.70)	(4.47)	(0.39)	(0.16)	–	(0.55)	23.24
2019	22.91	0.20	5.95	6.15	(0.23)	(0.57)	–	(0.80)	28.26

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(5.50)%	(b)	$182,522	1.22%		–%		2.06%	16.1%
(20.14)	(b)	283,213	1.20		–		1.05	18.7
45.87	(b)	348,715	1.21		–		0.88	31.0
(15.56)	(b)	286,896	1.24		–		1.33	35.1
28.09	(b)	370,891	1.26		–		1.20	20.1

(6.34)	(b)	18,401	2.10		–		1.19	16.1
(20.76)	(b)	27,677	1.99		–		0.25	18.7
44.73	(b),(c)	40,295	1.99		–		0.16	31.0
(16.21)	(b),(c)	34,198	2.02		–		0.55	35.1
27.10	(b)	53,250	2.05		–		0.44	20.1

(5.44)	(b)	119,508	1.13	(d)	1.15	(e)	2.15	16.1
(20.04)	(b),(c)	139,555	1.07	(d)	1.09	(e)	1.18	18.7
46.09	(b),(c)	185,393	1.08	(d)	1.10	(e)	1.00	31.0
(15.45)	(b)	134,897	1.10	(d)	1.13	(e)	1.46	35.1
28.24	(b)	181,025	1.14	(d)	1.17	(e)	1.33	20.1

(5.19)		2,867,558	0.86	(f)	–		2.42	16.1
(19.85)		3,291,840	0.86	(f)	–		1.39	18.7
46.34		3,930,727	0.89	(f)	–		1.06	31.0
(15.27)		2,160,526	0.91	(f)	–		1.66	35.1
28.54		2,411,326	0.91	(f)	–		1.53	20.1

(5.94)		1,939	1.68		–		1.61	16.1
(20.49)		2,230	1.68		–		0.57	18.7
45.20		2,955	1.68		–		0.37	31.0
(15.94)		2,141	1.68		–		0.90	35.1
27.54		4,368	1.69		–		0.79	20.1
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e)Excludes expense reimbursement from Manager and/or Distributor.
(f)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Tax Return of Capital Distribution	Total Dividends and Distributions	Net Asset Value, End of Period
REAL ESTATE SECURITIES FUND
R-3 shares
2023	$24.89	$0.48	($1.83)	($1.35)	($0.51)	($0.26)	($0.08)	($0.85)	$22.69
2022	32.66	0.26	(6.62)	(6.36)	(0.30)	(1.11)	–	(1.41)	24.89
2021	22.91	0.17	10.17	10.34	(0.27)	(0.32)	–	(0.59)	32.66
2020	27.89	0.29	(4.63)	(4.34)	(0.48)	(0.16)	–	(0.64)	22.91
2019	22.62	0.28	5.87	6.15	(0.31)	(0.57)	–	(0.88)	27.89
R-4 shares
2023	24.57	0.51	(1.80)	(1.29)	(0.54)	(0.26)	(0.09)	(0.89)	22.39
2022	32.26	0.32	(6.54)	(6.22)	(0.36)	(1.11)	–	(1.47)	24.57
2021	22.63	0.27	10.00	10.27	(0.32)	(0.32)	–	(0.64)	32.26
2020	27.57	0.34	(4.59)	(4.25)	(0.53)	(0.16)	–	(0.69)	22.63
2019	22.37	0.32	5.80	6.12	(0.35)	(0.57)	–	(0.92)	27.57
R-5 shares
2023	24.63	0.55	(1.81)	(1.26)	(0.58)	(0.26)	(0.09)	(0.93)	22.44
2022	32.34	0.35	(6.56)	(6.21)	(0.39)	(1.11)	–	(1.50)	24.63
2021	22.68	0.29	10.04	10.33	(0.35)	(0.32)	–	(0.67)	32.34
2020	27.63	0.37	(4.59)	(4.22)	(0.57)	(0.16)	–	(0.73)	22.68
2019	22.42	0.36	5.80	6.16	(0.38)	(0.57)	–	(0.95)	27.63
R-6 shares
2023	25.64	0.64	(1.89)	(1.25)	(0.64)	(0.26)	(0.10)	(1.00)	23.39
2022	33.60	0.45	(6.83)	(6.38)	(0.47)	(1.11)	–	(1.58)	25.64
2021	23.55	0.40	10.39	10.79	(0.42)	(0.32)	–	(0.74)	33.60
2020	28.66	0.44	(4.76)	(4.32)	(0.63)	(0.16)	–	(0.79)	23.55
2019	23.22	0.42	6.04	6.46	(0.45)	(0.57)	–	(1.02)	28.66

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(5.65)%	$26,311	1.37%		1.92%	16.1%
(20.26)	33,778	1.37		0.88	18.7
45.63	46,314	1.37		0.59	31.0
(15.66)	28,733	1.37		1.19	35.1
27.96	43,588	1.38		1.11	20.1

(5.49)	11,008	1.18		2.04	16.1
(20.10)	22,634	1.18		1.08	18.7
45.92	31,739	1.18		0.95	31.0
(15.51)	24,909	1.18		1.39	35.1
28.20	37,265	1.19		1.32	20.1

(5.35)	75,824	1.06		2.22	16.1
(20.01)	87,270	1.06		1.19	18.7
46.10	114,006	1.06		1.04	31.0
(15.40)	105,340	1.06		1.51	35.1
28.34	149,005	1.07		1.48	20.1

(5.14)	1,849,047	0.81		2.47	16.1
(19.79)	1,854,169	0.80		1.46	18.7
46.43	2,045,827	0.80	(b)	1.38	31.0
(15.18)	1,643,165	0.81	(b)	1.75	35.1
28.67	1,914,954	0.81	(b)	1.65	20.1
(a)Calculated based on average shares outstanding during the period.
(b)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM BALANCED PORTFOLIO
Class A shares
2023	$14.16	$0.24	$0.51	$0.75	($0.23)	($0.87)	($1.10)	$13.81
2022	18.95	0.32	(3.38)	(3.06)	(0.30)	(1.43)	(1.73)	14.16
2021	15.64	0.20	3.58	3.78	(0.19)	(0.28)	(0.47)	18.95
2020	15.73	0.25	0.25	0.50	(0.23)	(0.36)	(0.59)	15.64
2019	15.50	0.30	1.30	1.60	(0.32)	(1.05)	(1.37)	15.73
Class C shares
2023	13.81	0.13	0.48	0.61	(0.11)	(0.87)	(0.98)	13.44
2022	18.53	0.20	(3.30)	(3.10)	(0.19)	(1.43)	(1.62)	13.81
2021	15.36	0.06	3.51	3.57	(0.12)	(0.28)	(0.40)	18.53
2020	15.46	0.14	0.24	0.38	(0.12)	(0.36)	(0.48)	15.36
2019	15.25	0.24	1.22	1.46	(0.20)	(1.05)	(1.25)	15.46
Class J shares
2023	13.54	0.25	0.48	0.73	(0.25)	(0.87)	(1.12)	13.15
2022	18.20	0.32	(3.22)	(2.90)	(0.33)	(1.43)	(1.76)	13.54
2021	15.05	0.22	3.43	3.65	(0.22)	(0.28)	(0.50)	18.20
2020	15.15	0.27	0.25	0.52	(0.26)	(0.36)	(0.62)	15.05
2019	14.98	0.32	1.25	1.57	(0.35)	(1.05)	(1.40)	15.15
Institutional shares
2023	13.86	0.27	0.50	0.77	(0.27)	(0.87)	(1.14)	13.49
2022	18.60	0.37	(3.32)	(2.95)	(0.36)	(1.43)	(1.79)	13.86
2021	15.36	0.25	3.52	3.77	(0.25)	(0.28)	(0.53)	18.60
2020	15.45	0.29	0.26	0.55	(0.28)	(0.36)	(0.64)	15.36
2019	15.25	0.35	1.27	1.62	(0.37)	(1.05)	(1.42)	15.45

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

5.44%	(b)	$1,897,327	0.62%		–%		1.66%	26.1%
(17.52)	(b)	1,965,970	0.60		–		1.98	50.4
24.55	(b)	2,523,065	0.59		–		1.11	31.3
3.26	(b)	2,060,672	0.61		–		1.64	17.3
11.57	(b)	2,194,735	0.62	(c)	–		1.99	13.4

4.59	(b)	130,921	1.40		–		0.93	26.1
(18.16)	(b)	174,776	1.38		–		1.26	50.4
23.57	(b)	281,665	1.37		–		0.37	31.3
2.48	(b)	322,006	1.38		–		0.90	17.3
10.77	(b)	384,622	1.38	(c)	–		1.62	13.4

5.59	(b)	1,263,792	0.44	(d)	0.46	(e)	1.82	26.1
(17.39)	(b)	1,158,071	0.45	(d)	0.47	(e)	2.11	50.4
24.65	(b)	1,336,353	0.44	(d)	0.47	(e)	1.25	31.3
3.51	(b)	1,071,910	0.44	(d)	0.47	(e)	1.80	17.3
11.78	(b)	1,092,386	0.44	(d)	0.47	(e)	2.21	13.4

5.75		642,053	0.30		–		1.96	26.1
(17.32)		649,784	0.29		–		2.34	50.4
24.93		896,603	0.28		–		1.42	31.3
3.66		747,015	0.30		–		1.95	17.3
11.93		778,336	0.29	(c)	–		2.36	13.4
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit.
(d)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e)Excludes expense reimbursement from Manager and/or Distributor.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM BALANCED PORTFOLIO
R-1 shares
2023	$13.81	$0.16	$0.49	$0.65	($0.15)	($0.87)	($1.02)	$13.44
2022	18.53	0.22	(3.29)	(3.07)	(0.22)	(1.43)	(1.65)	13.81
2021	15.35	0.10	3.50	3.60	(0.14)	(0.28)	(0.42)	18.53
2020	15.41	0.17	0.28	0.45	(0.15)	(0.36)	(0.51)	15.35
2019	15.21	0.23	1.26	1.49	(0.24)	(1.05)	(1.29)	15.41
R-3 shares
2023	13.80	0.19	0.49	0.68	(0.19)	(0.87)	(1.06)	13.42
2022	18.51	0.29	(3.30)	(3.01)	(0.27)	(1.43)	(1.70)	13.80
2021	15.31	0.15	3.50	3.65	(0.17)	(0.28)	(0.45)	18.51
2020	15.40	0.21	0.26	0.47	(0.20)	(0.36)	(0.56)	15.31
2019	15.20	0.28	1.25	1.53	(0.28)	(1.05)	(1.33)	15.40
R-4 shares
2023	13.85	0.22	0.50	0.72	(0.22)	(0.87)	(1.09)	13.48
2022	18.57	0.27	(3.27)	(3.00)	(0.29)	(1.43)	(1.72)	13.85
2021	15.34	0.19	3.51	3.70	(0.19)	(0.28)	(0.47)	18.57
2020	15.44	0.23	0.26	0.49	(0.23)	(0.36)	(0.59)	15.34
2019	15.23	0.33	1.24	1.57	(0.31)	(1.05)	(1.36)	15.44
R-5 shares
2023	13.84	0.24	0.50	0.74	(0.24)	(0.87)	(1.11)	13.47
2022	18.56	0.32	(3.29)	(2.97)	(0.32)	(1.43)	(1.75)	13.84
2021	15.33	0.20	3.52	3.72	(0.21)	(0.28)	(0.49)	18.56
2020	15.43	0.25	0.25	0.50	(0.24)	(0.36)	(0.60)	15.33
2019	15.23	0.32	1.26	1.58	(0.33)	(1.05)	(1.38)	15.43

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

4.84%	$1,890	1.16%		1.17%	26.1%
(17.99)	2,220	1.16		1.41	50.4
23.78	2,607	1.15		0.58	31.3
2.93	2,364	1.16		1.16	17.3
10.99	2,901	1.16	(b)	1.53	13.4

5.12	19,264	0.85		1.40	26.1
(17.71)	18,236	0.85		1.83	50.4
24.17	27,419	0.84		0.84	31.3
3.08	22,790	0.85		1.42	17.3
11.35	24,192	0.85	(b)	1.90	13.4

5.37	9,177	0.66		1.60	26.1
(17.56)	9,913	0.66		1.72	50.4
24.45	11,619	0.65		1.09	31.3
3.20	12,631	0.66		1.56	17.3
11.58	13,455	0.66	(b)	2.20	13.4

5.51	29,840	0.54		1.74	26.1
(17.45)	29,709	0.54		2.05	50.4
24.60	37,892	0.53		1.15	31.3
3.33	30,863	0.54		1.69	17.3
11.68	34,650	0.54	(b)	2.15	13.4
(a)Calculated based on average shares outstanding during the period.
(b)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2023	$10.85	$0.23	$0.14	$0.37	($0.22)	($0.27)	($0.49)	$10.73
2022	13.95	0.26	(2.41)	(2.15)	(0.25)	(0.70)	(0.95)	10.85
2021	12.17	0.19	1.92	2.11	(0.19)	(0.14)	(0.33)	13.95
2020	12.16	0.22	0.17	0.39	(0.22)	(0.16)	(0.38)	12.17
2019	11.86	0.27	0.86	1.13	(0.29)	(0.54)	(0.83)	12.16
Class C shares
2023	10.71	0.15	0.13	0.28	(0.13)	(0.27)	(0.40)	10.59
2022	13.78	0.16	(2.38)	(2.22)	(0.15)	(0.70)	(0.85)	10.71
2021	12.03	0.09	1.90	1.99	(0.10)	(0.14)	(0.24)	13.78
2020	12.02	0.14	0.16	0.30	(0.13)	(0.16)	(0.29)	12.03
2019	11.73	0.21	0.82	1.03	(0.20)	(0.54)	(0.74)	12.02
Class J shares
2023	10.67	0.24	0.14	0.38	(0.24)	(0.27)	(0.51)	10.54
2022	13.74	0.27	(2.37)	(2.10)	(0.27)	(0.70)	(0.97)	10.67
2021	11.99	0.21	1.89	2.10	(0.21)	(0.14)	(0.35)	13.74
2020	11.99	0.24	0.16	0.40	(0.24)	(0.16)	(0.40)	11.99
2019	11.71	0.30	0.83	1.13	(0.31)	(0.54)	(0.85)	11.99
Institutional shares
2023	10.71	0.26	0.15	0.41	(0.26)	(0.27)	(0.53)	10.59
2022	13.79	0.29	(2.38)	(2.09)	(0.29)	(0.70)	(0.99)	10.71
2021	12.03	0.23	1.90	2.13	(0.23)	(0.14)	(0.37)	13.79
2020	12.04	0.26	0.15	0.41	(0.26)	(0.16)	(0.42)	12.03
2019	11.74	0.32	0.85	1.17	(0.33)	(0.54)	(0.87)	12.04

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.42%	(b)	$492,836	0.62%		–%		2.06%	25.5%
(16.39)	(b)	521,254	0.61		–		2.11	55.3
17.49	(b)	650,919	0.60		–		1.41	29.9
3.28	(b)	545,903	0.61		–		1.87	19.4
10.22	(b)	553,362	0.63	(c)	–		2.34	15.0

2.58	(b)	47,961	1.42		–		1.33	25.5
(17.06)	(b)	70,882	1.38		–		1.37	55.3
16.66	(b)	114,412	1.37		–		0.66	29.9
2.50	(b)	137,283	1.37		–		1.14	19.4
9.37	(b)	160,672	1.38	(c)	–		1.82	15.0

3.57	(b)	852,351	0.44	(d)	0.46	(e)	2.22	25.5
(16.28)	(b)	776,202	0.45	(d)	0.47	(e)	2.25	55.3
17.69	(b)	869,500	0.44	(d)	0.47	(e)	1.56	29.9
3.43	(b)	691,410	0.44	(d)	0.47	(e)	2.03	19.4
10.39	(b)	672,096	0.44	(d)	0.47	(e)	2.55	15.0

3.79		186,288	0.31		–		2.37	25.5
(16.17)		206,697	0.30		–		2.43	55.3
17.89		268,505	0.29		–		1.71	29.9
3.48		239,975	0.30		–		2.20	19.4
10.70		267,892	0.30	(c)	–		2.77	15.0
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit.
(d)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e)Excludes expense reimbursement from Manager and/or Distributor.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
R-1 shares
2023	$10.67	$0.17	$0.14	$0.31	($0.16)	($0.27)	($0.43)	$10.55
2022	13.74	0.19	(2.38)	(2.19)	(0.18)	(0.70)	(0.88)	10.67
2021	11.98	0.13	1.88	2.01	(0.11)	(0.14)	(0.25)	13.74
2020	11.98	0.15	0.16	0.31	(0.15)	(0.16)	(0.31)	11.98
2019	11.70	0.21	0.84	1.05	(0.23)	(0.54)	(0.77)	11.98
R-3 shares
2023	10.69	0.19	0.16	0.35	(0.20)	(0.27)	(0.47)	10.57
2022	13.76	0.23	(2.38)	(2.15)	(0.22)	(0.70)	(0.92)	10.69
2021	12.01	0.16	1.89	2.05	(0.16)	(0.14)	(0.30)	13.76
2020	12.01	0.20	0.15	0.35	(0.19)	(0.16)	(0.35)	12.01
2019	11.72	0.25	0.84	1.09	(0.26)	(0.54)	(0.80)	12.01
R-4 shares
2023	10.71	0.22	0.15	0.37	(0.22)	(0.27)	(0.49)	10.59
2022	13.79	0.23	(2.37)	(2.14)	(0.24)	(0.70)	(0.94)	10.71
2021	12.03	0.18	1.90	2.08	(0.18)	(0.14)	(0.32)	13.79
2020	12.03	0.22	0.15	0.37	(0.21)	(0.16)	(0.37)	12.03
2019	11.73	0.28	0.84	1.12	(0.28)	(0.54)	(0.82)	12.03
R-5 shares
2023	10.71	0.23	0.14	0.37	(0.23)	(0.27)	(0.50)	10.58
2022	13.78	0.25	(2.36)	(2.11)	(0.26)	(0.70)	(0.96)	10.71
2021	12.02	0.19	1.91	2.10	(0.20)	(0.14)	(0.34)	13.78
2020	12.03	0.23	0.15	0.38	(0.23)	(0.16)	(0.39)	12.02
2019	11.73	0.28	0.86	1.14	(0.30)	(0.54)	(0.84)	12.03

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

2.89%	$1,379	1.17%		1.52%	25.5%
(16.88)	1,649	1.16		1.55	55.3
16.92	1,956	1.15		0.96	29.9
2.66	2,577	1.16		1.30	19.4
9.64	2,572	1.16	(b)	1.83	15.0

3.23	8,792	0.86		1.77	25.5
(16.60)	8,497	0.85		1.89	55.3
17.18	11,129	0.84		1.18	29.9
2.97	12,167	0.85		1.69	19.4
10.03	14,217	0.85	(b)	2.13	15.0

3.40	9,339	0.67		2.02	25.5
(16.47)	10,647	0.66		1.94	55.3
17.47	11,214	0.65		1.35	29.9
3.18	11,717	0.66		1.82	19.4
10.25	11,989	0.66	(b)	2.39	15.0

3.45	19,409	0.55		2.11	25.5
(16.31)	19,091	0.54		2.11	55.3
17.61	20,710	0.53		1.46	29.9
3.22	17,108	0.54		1.94	19.4
10.44	18,302	0.54	(b)	2.45	15.0
(a)Calculated based on average shares outstanding during the period.
(b)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2023	$16.64	$0.19	$0.87	$1.06	($0.17)	($1.62)	($1.79)	$15.91
2022	22.20	0.33	(4.18)	(3.85)	(0.26)	(1.45)	(1.71)	16.64
2021	17.41	0.17	5.27	5.44	(0.24)	(0.41)	(0.65)	22.20
2020	17.55	0.25	0.30	0.55	(0.25)	(0.44)	(0.69)	17.41
2019	17.76	0.25	1.62	1.87	(0.26)	(1.82)	(2.08)	17.55
Class C shares
2023	15.03	0.06	0.79	0.85	(0.04)	(1.62)	(1.66)	14.22
2022	20.21	0.18	(3.82)	(3.64)	(0.09)	(1.45)	(1.54)	15.03
2021	15.91	0.01	4.81	4.82	(0.11)	(0.41)	(0.52)	20.21
2020	16.09	0.11	0.26	0.37	(0.11)	(0.44)	(0.55)	15.91
2019	16.45	0.21	1.40	1.61	(0.15)	(1.82)	(1.97)	16.09
Class J shares
2023	15.87	0.20	0.84	1.04	(0.20)	(1.62)	(1.82)	15.09
2022	21.26	0.34	(3.99)	(3.65)	(0.29)	(1.45)	(1.74)	15.87
2021	16.70	0.19	5.05	5.24	(0.27)	(0.41)	(0.68)	21.26
2020	16.87	0.26	0.29	0.55	(0.28)	(0.44)	(0.72)	16.70
2019	17.16	0.28	1.54	1.82	(0.29)	(1.82)	(2.11)	16.87
Institutional shares
2023	16.18	0.23	0.85	1.08	(0.22)	(1.62)	(1.84)	15.42
2022	21.64	0.38	(4.07)	(3.69)	(0.32)	(1.45)	(1.77)	16.18
2021	16.98	0.23	5.14	5.37	(0.30)	(0.41)	(0.71)	21.64
2020	17.14	0.30	0.29	0.59	(0.31)	(0.44)	(0.75)	16.98
2019	17.40	0.31	1.57	1.88	(0.32)	(1.82)	(2.14)	17.14

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6.95%	(b)	$1,484,518	0.62%		–%		1.16%	25.6%
(18.70)	(b)	1,508,702	0.60		–		1.76	52.4
31.84	(b)	1,979,014	0.59		–		0.81	34.3
3.11	(b)	1,570,186	0.61		–		1.46	16.2
12.74	(b)	1,683,156	0.63	(c)	–		1.50	10.9

6.19	(b)	92,295	1.42		–		0.40	25.6
(19.39)	(b)	121,737	1.37		–		1.05	52.4
30.82	(b)	190,605	1.38		–		0.07	34.3
2.28	(b)	204,754	1.37		–		0.74	16.2
11.92	(b)	242,084	1.39	(c)	–		1.36	10.9

7.19	(b)	690,996	0.45	(d)	0.47	(e)	1.32	25.6
(18.59)	(b)	636,126	0.45	(d)	0.47	(e)	1.90	52.4
32.04	(b)	778,913	0.45	(d)	0.47	(e)	0.95	34.3
3.25	(b)	575,978	0.45	(d)	0.48	(e)	1.61	16.2
12.96	(b)	582,101	0.45	(d)	0.48	(e)	1.76	10.9

7.35		397,434	0.30		–		1.47	25.6
(18.48)		395,979	0.29		–		2.08	52.4
32.27		539,619	0.29		–		1.12	34.3
3.40		430,895	0.30		–		1.79	16.2
13.14		474,902	0.30	(c)	–		1.92	10.9
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit.
(d)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e)Excludes expense reimbursement from Manager and/or Distributor.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
R-1 shares
2023	$15.83	$0.10	$0.83	$0.93	($0.09)	($1.62)	($1.71)	$15.05
2022	21.22	0.21	(3.99)	(3.78)	(0.16)	(1.45)	(1.61)	15.83
2021	16.70	0.03	5.08	5.11	(0.18)	(0.41)	(0.59)	21.22
2020	16.89	0.15	0.27	0.42	(0.17)	(0.44)	(0.61)	16.70
2019	17.10	0.18	1.55	1.73	(0.12)	(1.82)	(1.94)	16.89
R-3 shares
2023	15.82	0.15	0.83	0.98	(0.12)	(1.62)	(1.74)	15.06
2022	21.20	0.28	(4.01)	(3.73)	(0.20)	(1.45)	(1.65)	15.82
2021	16.65	0.11	5.05	5.16	(0.20)	(0.41)	(0.61)	21.20
2020	16.82	0.22	0.26	0.48	(0.21)	(0.44)	(0.65)	16.65
2019	17.11	0.24	1.52	1.76	(0.23)	(1.82)	(2.05)	16.82
R-4 shares
2023	16.12	0.20	0.83	1.03	(0.17)	(1.62)	(1.79)	15.36
2022	21.54	0.26	(4.02)	(3.76)	(0.21)	(1.45)	(1.66)	16.12
2021	16.91	0.14	5.13	5.27	(0.23)	(0.41)	(0.64)	21.54
2020	17.05	0.23	0.29	0.52	(0.22)	(0.44)	(0.66)	16.91
2019	17.31	0.26	1.55	1.81	(0.25)	(1.82)	(2.07)	17.05
R-5 shares
2023	16.03	0.19	0.84	1.03	(0.18)	(1.62)	(1.80)	15.26
2022	21.46	0.34	(4.04)	(3.70)	(0.28)	(1.45)	(1.73)	16.03
2021	16.85	0.17	5.10	5.27	(0.25)	(0.41)	(0.66)	21.46
2020	17.01	0.25	0.30	0.55	(0.27)	(0.44)	(0.71)	16.85
2019	17.28	0.27	1.55	1.82	(0.27)	(1.82)	(2.09)	17.01

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

6.44%	$1,114	1.16%		0.66%	25.6%
(19.18)	1,557	1.16		1.16	52.4
31.17	1,839	1.15		0.16	34.3
2.47	1,098	1.16		0.90	16.2
12.16	1,131	1.16	(b)	1.13	10.9

6.80	7,737	0.85		0.98	25.6
(18.95)	10,909	0.85		1.58	52.4
31.58	15,823	0.84		0.56	34.3
2.81	13,833	0.85		1.35	16.2
12.52	17,303	0.85	(b)	1.49	10.9

6.98	4,143	0.66		1.27	25.6
(18.80)	5,754	0.66		1.44	52.4
31.78	8,882	0.65		0.69	34.3
3.02	6,076	0.66		1.40	16.2
12.70	6,943	0.66	(b)	1.61	10.9

7.04	24,555	0.54		1.21	25.6
(18.66)	23,881	0.54		1.86	52.4
31.91	30,075	0.53		0.86	34.3
3.18	22,124	0.54		1.54	16.2
12.81	26,719	0.54	(b)	1.66	10.9
(a)Calculated based on average shares outstanding during the period.
(b)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2023	$10.78	$0.26	($0.03)	$0.23	($0.26)	$–	($0.26)	$10.75
2022	13.56	0.28	(2.25)	(1.97)	(0.28)	(0.53)	(0.81)	10.78
2021	12.38	0.23	1.29	1.52	(0.23)	(0.11)	(0.34)	13.56
2020	12.40	0.25	0.03	0.28	(0.25)	(0.05)	(0.30)	12.38
2019	12.08	0.34	0.79	1.13	(0.34)	(0.47)	(0.81)	12.40
Class C shares
2023	10.66	0.18	(0.05)	0.13	(0.17)	–	(0.17)	10.62
2022	13.41	0.19	(2.22)	(2.03)	(0.19)	(0.53)	(0.72)	10.66
2021	12.24	0.13	1.27	1.40	(0.12)	(0.11)	(0.23)	13.41
2020	12.26	0.16	0.03	0.19	(0.16)	(0.05)	(0.21)	12.24
2019	11.96	0.25	0.77	1.02	(0.25)	(0.47)	(0.72)	12.26
Class J shares
2023	10.67	0.28	(0.04)	0.24	(0.28)	–	(0.28)	10.63
2022	13.43	0.29	(2.22)	(1.93)	(0.30)	(0.53)	(0.83)	10.67
2021	12.26	0.25	1.28	1.53	(0.25)	(0.11)	(0.36)	13.43
2020	12.29	0.27	0.02	0.29	(0.27)	(0.05)	(0.32)	12.26
2019	11.98	0.36	0.78	1.14	(0.36)	(0.47)	(0.83)	12.29
Institutional shares
2023	10.74	0.29	(0.04)	0.25	(0.29)	–	(0.29)	10.70
2022	13.51	0.31	(2.23)	(1.92)	(0.32)	(0.53)	(0.85)	10.74
2021	12.34	0.26	1.28	1.54	(0.26)	(0.11)	(0.37)	13.51
2020	12.36	0.28	0.03	0.31	(0.28)	(0.05)	(0.33)	12.34
2019	12.04	0.37	0.79	1.16	(0.37)	(0.47)	(0.84)	12.36

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

2.05%	(b)	$919,005	0.61%		–%		2.33%	20.8%
(15.28)	(b)	1,032,096	0.60		–		2.32	57.3
12.40	(b)	1,289,067	0.59		–		1.72	29.3
2.30	(b)	1,085,818	0.60		–		2.04	35.9
9.93	(b)	1,057,769	0.61	(c)	–		2.82	11.1

1.15	(b)	91,832	1.40		–		1.60	20.8
(15.90)	(b)	135,741	1.38		–		1.57	57.3
11.58	(b)	205,567	1.36		–		0.96	29.3
1.54	(b)	237,410	1.37		–		1.29	35.9
9.02	(b)	265,220	1.37	(c)	–		2.13	11.1

2.16	(b)	1,064,611	0.43	(d)	0.45	(e)	2.49	20.8
(15.14)	(b)	1,086,460	0.44	(d)	0.46	(e)	2.48	57.3
12.61	(b)	1,321,469	0.44	(d)	0.46	(e)	1.88	29.3
2.42	(b)	1,132,937	0.43	(d)	0.46	(e)	2.22	35.9
10.13	(b)	1,139,080	0.43	(d)	0.46	(e)	3.01	11.1

2.25		164,167	0.32		–		2.60	20.8
(15.01)		173,873	0.31		–		2.62	57.3
12.68		236,379	0.31		–		2.00	29.3
2.60		200,957	0.32		–		2.33	35.9
10.29		220,903	0.32	(c)	–		3.12	11.1
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit.
(d)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e)Excludes expense reimbursement from Manager and/or Distributor.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM FLEXIBLE INCOME PORTFOLIO
R-1 shares
2023	$10.68	$0.19	($0.03)	$0.16	($0.20)	$–	($0.20)	$10.64
2022	13.44	0.21	(2.23)	(2.02)	(0.21)	(0.53)	(0.74)	10.68
2021	12.27	0.15	1.28	1.43	(0.15)	(0.11)	(0.26)	13.44
2020	12.29	0.19	0.02	0.21	(0.18)	(0.05)	(0.23)	12.27
2019	11.98	0.27	0.79	1.06	(0.28)	(0.47)	(0.75)	12.29
R-3 shares
2023	10.71	0.24	(0.04)	0.20	(0.23)	–	(0.23)	10.68
2022	13.48	0.25	(2.24)	(1.99)	(0.25)	(0.53)	(0.78)	10.71
2021	12.31	0.19	1.28	1.47	(0.19)	(0.11)	(0.30)	13.48
2020	12.33	0.22	0.03	0.25	(0.22)	(0.05)	(0.27)	12.31
2019	12.02	0.31	0.78	1.09	(0.31)	(0.47)	(0.78)	12.33
R-4 shares
2023	10.73	0.25	(0.04)	0.21	(0.25)	–	(0.25)	10.69
2022	13.50	0.27	(2.24)	(1.97)	(0.27)	(0.53)	(0.80)	10.73
2021	12.32	0.22	1.29	1.51	(0.22)	(0.11)	(0.33)	13.50
2020	12.34	0.24	0.03	0.27	(0.24)	(0.05)	(0.29)	12.32
2019	12.03	0.34	0.77	1.11	(0.33)	(0.47)	(0.80)	12.34
R-5 shares
2023	10.72	0.26	(0.04)	0.22	(0.26)	–	(0.26)	10.68
2022	13.48	0.28	(2.22)	(1.94)	(0.29)	(0.53)	(0.82)	10.72
2021	12.31	0.23	1.28	1.51	(0.23)	(0.11)	(0.34)	13.48
2020	12.33	0.26	0.03	0.29	(0.26)	(0.05)	(0.31)	12.31
2019	12.02	0.35	0.78	1.13	(0.35)	(0.47)	(0.82)	12.33

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

1.41%	$2,338	1.16%		1.71%	20.8%
(15.73)	2,079	1.16		1.74	57.3
11.81	2,432	1.15		1.16	29.3
1.74	2,307	1.16		1.53	35.9
9.37	3,225	1.16	(b)	2.23	11.1

1.81	3,109	0.85		2.15	20.8
(15.51)	3,569	0.85		2.07	57.3
12.11	5,117	0.84		1.48	29.3
2.07	4,729	0.85		1.81	35.9
9.64	5,088	0.85	(b)	2.60	11.1

1.91	3,359	0.66		2.23	20.8
(15.33)	2,843	0.66		2.26	57.3
12.39	5,108	0.65		1.65	29.3
2.26	4,664	0.66		1.94	35.9
9.82	3,019	0.66	(b)	2.87	11.1

2.03	7,888	0.54		2.37	20.8
(15.16)	8,059	0.54		2.38	57.3
12.46	10,225	0.53		1.78	29.3
2.38	7,970	0.54		2.10	35.9
9.97	8,353	0.54	(b)	2.93	11.1
(a)Calculated based on average shares outstanding during the period.
(b)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2023	$18.24	$0.14	$1.32	$1.46	($0.13)	($1.46)	($1.59)	$18.11
2022	24.57	0.34	(4.93)	(4.59)	(0.34)	(1.40)	(1.74)	18.24
2021	18.57	0.17	6.67	6.84	(0.17)	(0.67)	(0.84)	24.57
2020	18.67	0.21	0.53	0.74	(0.25)	(0.59)	(0.84)	18.57
2019	19.81	0.22	1.86	2.08	(0.33)	(2.89)	(3.22)	18.67
Class C shares
2023	15.88	(0.01)	1.13	1.12	–	(1.46)	(1.46)	15.54
2022	21.60	0.17	(4.33)	(4.16)	(0.16)	(1.40)	(1.56)	15.88
2021	16.43	0.01	5.87	5.88	(0.04)	(0.67)	(0.71)	21.60
2020	16.60	0.07	0.46	0.53	(0.11)	(0.59)	(0.70)	16.43
2019	17.98	0.18	1.54	1.72	(0.21)	(2.89)	(3.10)	16.60
Class J shares
2023	17.39	0.15	1.26	1.41	(0.16)	(1.46)	(1.62)	17.18
2022	23.51	0.35	(4.70)	(4.35)	(0.37)	(1.40)	(1.77)	17.39
2021	17.80	0.19	6.39	6.58	(0.20)	(0.67)	(0.87)	23.51
2020	17.93	0.23	0.51	0.74	(0.28)	(0.59)	(0.87)	17.80
2019	19.17	0.26	1.76	2.02	(0.37)	(2.89)	(3.26)	17.93
Institutional shares
2023	17.69	0.19	1.27	1.46	(0.19)	(1.46)	(1.65)	17.50
2022	23.88	0.40	(4.78)	(4.38)	(0.41)	(1.40)	(1.81)	17.69
2021	18.06	0.23	6.49	6.72	(0.23)	(0.67)	(0.90)	23.88
2020	18.18	0.26	0.52	0.78	(0.31)	(0.59)	(0.90)	18.06
2019	19.39	0.29	1.78	2.07	(0.39)	(2.89)	(3.28)	18.18

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

8.57%	(b)	$1,081,383	0.63%		–%		0.73%	27.2%
(19.99)	(b)	1,066,233	0.61		–		1.67	49.5
37.68	(b)	1,401,140	0.60		–		0.75	26.3
3.93	(b)	1,069,149	0.62		–		1.15	19.9
13.89	(b)	1,114,994	0.64	(c)	–		1.26	19.9

7.61	(b)	66,235	1.45		–		(0.03)	27.2
(20.59)	(b)	77,837	1.41		–		0.94	49.5
36.56	(b)	115,136	1.39		–		0.04	26.3
3.14	(b)	120,962	1.40		–		0.41	19.9
13.01	(b)	139,759	1.42	(c)	–		1.12	19.9

8.73	(b)	372,876	0.47	(d)	0.49	(e)	0.87	27.2
(19.87)	(b)	334,032	0.47	(d)	0.49	(e)	1.78	49.5
37.88	(b)	410,297	0.46	(d)	0.48	(e)	0.88	26.3
4.11	(b)	295,433	0.46	(d)	0.49	(e)	1.31	19.9
14.07	(b)	308,330	0.47	(d)	0.50	(e)	1.50	19.9

8.89		299,870	0.30		–		1.04	27.2
(19.73)		271,120	0.29		–		1.99	49.5
38.14		362,447	0.29		–		1.05	26.3
4.27		260,585	0.30		–		1.47	19.9
14.26		278,919	0.30	(c)	–		1.66	19.9
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit.
(d)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e)Excludes expense reimbursement from Manager and/or Distributor.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM STRATEGIC GROWTH PORTFOLIO
R-1 shares
2023	$17.52	$0.01	$1.30	$1.31	($0.03)	($1.46)	($1.49)	$17.34
2022	23.67	0.22	(4.77)	(4.55)	(0.20)	(1.40)	(1.60)	17.52
2021	17.81	0.03	6.44	6.47	–	(0.61)	(0.61)	23.67
2020	17.99	0.04	0.52	0.56	(0.15)	(0.59)	(0.74)	17.81
2019	19.11	0.19	1.74	1.93	(0.16)	(2.89)	(3.05)	17.99
R-3 shares
2023	17.31	0.09	1.25	1.34	(0.09)	(1.46)	(1.55)	17.10
2022	23.43	0.32	(4.74)	(4.42)	(0.30)	(1.40)	(1.70)	17.31
2021	17.72	0.08	6.40	6.48	(0.10)	(0.67)	(0.77)	23.43
2020	17.86	0.18	0.48	0.66	(0.21)	(0.59)	(0.80)	17.72
2019	19.09	0.23	1.73	1.96	(0.30)	(2.89)	(3.19)	17.86
R-4 shares
2023	17.58	0.10	1.30	1.40	(0.13)	(1.46)	(1.59)	17.39
2022	23.66	0.29	(4.74)	(4.45)	(0.23)	(1.40)	(1.63)	17.58
2021	17.91	0.18	6.40	6.58	(0.16)	(0.67)	(0.83)	23.66
2020	18.02	0.19	0.52	0.71	(0.23)	(0.59)	(0.82)	17.91
2019	19.23	0.27	1.73	2.00	(0.32)	(2.89)	(3.21)	18.02
R-5 shares
2023	17.43	0.14	1.26	1.40	(0.14)	(1.46)	(1.60)	17.23
2022	23.56	0.33	(4.70)	(4.37)	(0.36)	(1.40)	(1.76)	17.43
2021	17.84	0.17	6.40	6.57	(0.18)	(0.67)	(0.85)	23.56
2020	17.97	0.22	0.51	0.73	(0.27)	(0.59)	(0.86)	17.84
2019	19.20	0.24	1.77	2.01	(0.35)	(2.89)	(3.24)	17.97

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

8.01%		$430	1.16%		0.07%	27.2%
(20.45)		319	1.16		1.11	49.5
36.96		420	1.15		0.15	26.3
3.07		344	1.16		0.22	19.9
13.32		413	1.16	(b)	1.08	19.9

8.33		6,746	0.85		0.50	27.2
(20.20)		6,564	0.85		1.60	49.5
37.38		9,782	0.84		0.36	26.3
3.66		6,440	0.85		1.05	19.9
13.69		7,794	0.85	(b)	1.34	19.9

8.55		5,357	0.66		0.54	27.2
(20.05)		3,013	0.66		1.49	49.5
37.63		4,069	0.65		0.84	26.3
3.91		8,355	0.66		1.10	19.9
13.88		9,416	0.66	(b)	1.55	19.9

8.67		19,279	0.54		0.79	27.2
(19.95)	(c)	19,246	0.54		1.70	49.5
37.80	(c)	24,908	0.53		0.77	26.3
4.04		15,052	0.54		1.28	19.9
13.99		16,847	0.54	(b)	1.39	19.9
(a)Calculated based on average shares outstanding during the period.
(b)Reflects Manager's contractual expense limit.
(c)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SHORT-TERM INCOME FUND
Class A shares
2023	$11.40	$0.32	$0.18	$0.50	($0.33)	$–	($0.33)	$11.57
2022	12.32	0.16	(0.86)	(0.70)	(0.16)	(0.06)	(0.22)	11.40
2021	12.54	0.11	(0.13)	(0.02)	(0.11)	(0.09)	(0.20)	12.32
2020	12.32	0.20	0.22	0.42	(0.20)	–	(0.20)	12.54
2019	12.01	0.27	0.31	0.58	(0.27)	–	(0.27)	12.32
Class C shares
2023	11.40	0.21	0.18	0.39	(0.21)	–	(0.21)	11.58
2022	12.32	0.05	(0.86)	(0.81)	(0.05)	(0.06)	(0.11)	11.40
2021	12.55	–	(0.13)	(0.13)	(0.01)	(0.09)	(0.10)	12.32
2020	12.33	0.09	0.22	0.31	(0.09)	–	(0.09)	12.55
2019	12.01	0.16	0.32	0.48	(0.16)	–	(0.16)	12.33
Class J shares
2023	11.39	0.33	0.17	0.50	(0.33)	–	(0.33)	11.56
2022	12.31	0.16	(0.86)	(0.70)	(0.16)	(0.06)	(0.22)	11.39
2021	12.53	0.12	(0.13)	(0.01)	(0.12)	(0.09)	(0.21)	12.31
2020	12.31	0.20	0.23	0.43	(0.21)	–	(0.21)	12.53
2019	12.00	0.27	0.31	0.58	(0.27)	–	(0.27)	12.31
Institutional shares
2023	11.39	0.35	0.18	0.53	(0.35)	–	(0.35)	11.57
2022	12.31	0.18	(0.85)	(0.67)	(0.19)	(0.06)	(0.25)	11.39
2021	12.53	0.14	(0.13)	0.01	(0.14)	(0.09)	(0.23)	12.31
2020	12.31	0.23	0.22	0.45	(0.23)	–	(0.23)	12.53
2019	12.00	0.30	0.31	0.61	(0.30)	–	(0.30)	12.31

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

4.39%	(b)	$316,038	0.65%		–%		2.79%	35.4%
(5.73)	(b)	353,052	0.65		–		1.32	28.4
(0.17)	(b)	470,326	0.67		–		0.89	52.4
3.47	(b)	445,243	0.67		–		1.59	76.0
4.88	(b)	310,526	0.69		–		2.22	52.4

3.46	(b)	17,277	1.63		–		1.79	35.4
(6.61)	(b)	23,675	1.57		–		0.38	28.4
(1.09)	(b)	34,992	1.56		–		0.02	52.4
2.55	(b)	57,463	1.56		–		0.72	76.0
4.03	(b)	51,869	1.59		–		1.33	52.4

4.43	(b)	115,360	0.61	(c)	0.63	(d)	2.83	35.4
(5.72)	(b)	127,563	0.62	(c)	0.64	(d)	1.36	28.4
(0.13)	(b)	154,334	0.62	(c)	0.65	(d)	0.94	52.4
3.49	(b)	168,395	0.65	(c)	0.68	(d)	1.62	76.0
4.91	(b)	131,795	0.67	(c)	0.70	(d)	2.24	52.4

4.72		2,375,615	0.42	(e)	–		3.02	35.4
(5.53)		2,654,929	0.43	(e)	–		1.53	28.4
0.06		3,531,191	0.43	(e)	–		1.14	52.4
3.72		5,210,042	0.43	(e)	–		1.85	76.0
5.16		4,736,982	0.43	(e)	–		2.48	52.4
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d)Excludes expense reimbursement from Manager and/or Distributor.
(e)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SHORT-TERM INCOME FUND
R-1 shares
2023	$11.39	$0.25	$0.19	$0.44	($0.26)	$–	($0.26)	$11.57
2022	12.31	0.09	(0.86)	(0.77)	(0.09)	(0.06)	(0.15)	11.39
2021	12.54	0.04	(0.14)	(0.10)	(0.04)	(0.09)	(0.13)	12.31
2020	12.32	0.12	0.23	0.35	(0.13)	–	(0.13)	12.54
2019	12.01	0.20	0.31	0.51	(0.20)	–	(0.20)	12.32
R-3 shares
2023	11.40	0.29	0.17	0.46	(0.29)	–	(0.29)	11.57
2022	12.32	0.12	(0.86)	(0.74)	(0.12)	(0.06)	(0.18)	11.40
2021	12.54	0.07	(0.12)	(0.05)	(0.08)	(0.09)	(0.17)	12.32
2020	12.32	0.16	0.22	0.38	(0.16)	–	(0.16)	12.54
2019	12.01	0.23	0.32	0.55	(0.24)	–	(0.24)	12.32
R-4 shares
2023	11.39	0.31	0.18	0.49	(0.31)	–	(0.31)	11.57
2022	12.31	0.15	(0.87)	(0.72)	(0.14)	(0.06)	(0.20)	11.39
2021	12.53	0.09	(0.12)	(0.03)	(0.10)	(0.09)	(0.19)	12.31
2020	12.31	0.18	0.23	0.41	(0.19)	–	(0.19)	12.53
2019	12.00	0.26	0.31	0.57	(0.26)	–	(0.26)	12.31
R-5 shares
2023	11.40	0.32	0.19	0.51	(0.33)	–	(0.33)	11.58
2022	12.32	0.16	(0.86)	(0.70)	(0.16)	(0.06)	(0.22)	11.40
2021	12.54	0.11	(0.13)	(0.02)	(0.11)	(0.09)	(0.20)	12.32
2020	12.33	0.20	0.21	0.41	(0.20)	–	(0.20)	12.54
2019	12.01	0.27	0.32	0.59	(0.27)	–	(0.27)	12.33

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.85%	$425	1.26%		2.16%	35.4%
(6.33)	591	1.27		0.75	28.4
(0.86)	532	1.29		0.28	52.4
2.83	998	1.29	(b)	0.94	76.0
4.26	429	1.29	(b)	1.62	52.4

4.07	9,999	0.95		2.50	35.4
(6.03)	9,841	0.96		1.02	28.4
(0.48)	10,268	0.98		0.58	52.4
3.15	14,361	0.98	(b)	1.30	76.0
4.58	13,832	0.98	(b)	1.93	52.4

4.36	11,321	0.76	(b)	2.69	35.4
(5.86)	13,727	0.77	(b)	1.23	28.4
(0.29)	14,111	0.79	(b)	0.76	52.4
3.35	6,435	0.79	(b)	1.45	76.0
4.78	3,816	0.79	(b)	2.12	52.4

4.49	8,616	0.64		2.80	35.4
(5.74)	9,125	0.65		1.31	28.4
(0.17)	11,377	0.67		0.90	52.4
3.38	12,410	0.67	(b)	1.62	76.0
4.99	14,704	0.67	(b)	2.23	52.4
(a)Calculated based on average shares outstanding during the period.
(b)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SMALLCAP FUND
Class A shares
2023	$22.97	$0.02	($2.06)	($2.04)	$–	$–	$–	$20.93
2022	30.71	(0.02)	(5.59)	(5.61)	–	(2.13)	(2.13)	22.97
2021	20.37	(0.10)	11.00	10.90	–	(0.56)	(0.56)	30.71
2020	20.79	–	0.79	0.79	–	(1.21)	(1.21)	20.37
2019	22.60	0.01	1.09	1.10	(0.01)	(2.90)	(2.91)	20.79
Class J shares
2023	21.72	0.05	(1.95)	(1.90)	(0.02)	–	(0.02)	19.80
2022	29.11	0.02	(5.28)	(5.26)	–	(2.13)	(2.13)	21.72
2021	19.30	(0.05)	10.42	10.37	–	(0.56)	(0.56)	29.11
2020	19.77	0.02	0.76	0.78	(0.04)	(1.21)	(1.25)	19.30
2019	21.67	0.04	1.01	1.05	(0.05)	(2.90)	(2.95)	19.77
Institutional shares
2023	25.39	0.11	(2.29)	(2.18)	(0.05)	–	(0.05)	23.16
2022	33.60	0.06	(6.14)	(6.08)	–	(2.13)	(2.13)	25.39
2021	22.21	(0.03)	12.01	11.98	–	(0.59)	(0.59)	33.60
2020	22.56	0.06	0.88	0.94	(0.08)	(1.21)	(1.29)	22.21
2019	24.26	0.09	1.20	1.29	(0.09)	(2.90)	(2.99)	22.56
R-1 shares
2023	20.97	(0.08)	(1.86)	(1.94)	–	–	–	19.03
2022	28.35	(0.12)	(5.13)	(5.25)	–	(2.13)	(2.13)	20.97
2021	18.94	(0.22)	10.19	9.97	–	(0.56)	(0.56)	28.35
2020	19.49	(0.09)	0.75	0.66	–	(1.21)	(1.21)	18.94
2019	21.46	(0.07)	1.00	0.93	–	(2.90)	(2.90)	19.49

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(8.88)%	(b)	$230,211	1.19%		–%		0.08%	28.7%
(19.05)	(b)	253,893	1.14		–		(0.07)	18.7
54.21	(b)	348,066	1.12		–		(0.35)	38.0
3.71	(b)	202,896	1.18		–		(0.03)	41.6
7.38	(b)	218,037	1.22		–		0.04	40.0

(8.75)	(b)	165,565	1.02	(c)	1.04	(d)	0.24	28.7
(18.88)	(b)	193,888	0.99	(c)	1.01	(d)	0.08	18.7
54.39	(b),(e)	259,335	0.98	(c)	1.00	(d)	(0.20)	38.0
3.88	(b),(e)	175,489	1.03	(c)	1.06	(d)	0.12	41.6
7.50	(b)	189,772	1.06	(c)	1.09	(d)	0.20	40.0

(8.61)		378,571	0.85	(f)	–		0.42	28.7
(18.79)		411,643	0.85	(f)	–		0.21	18.7
54.64		577,259	0.85	(f)	–		(0.09)	38.0
4.07		147,591	0.85	(f)	–		0.28	41.6
7.72	(e)	107,829	0.85	(f)	–		0.41	40.0

(9.25)		1,111	1.62		–		(0.36)	28.7
(19.42)	(e)	1,948	1.62		–		(0.56)	18.7
53.43	(e)	2,847	1.62		–		(0.84)	38.0
3.24		1,825	1.63		–		(0.48)	41.6
6.91		2,407	1.63		–		(0.37)	40.0
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d)Excludes expense reimbursement from Manager and/or Distributor.
(e)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f)Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SMALLCAP FUND
R-3 shares
2023	$22.78	($0.01)	($2.05)	($2.06)	$–	$–	$–	$20.72
2022	30.51	(0.06)	(5.54)	(5.60)	–	(2.13)	(2.13)	22.78
2021	20.28	(0.15)	10.94	10.79	–	(0.56)	(0.56)	30.51
2020	20.72	(0.03)	0.80	0.77	–	(1.21)	(1.21)	20.28
2019	22.55	(0.01)	1.08	1.07	–	(2.90)	(2.90)	20.72
R-4 shares
2023	24.15	0.04	(2.17)	(2.13)	–	–	–	22.02
2022	32.15	(0.01)	(5.86)	(5.87)	–	(2.13)	(2.13)	24.15
2021	21.30	(0.10)	11.51	11.41	–	(0.56)	(0.56)	32.15
2020	21.69	–	0.84	0.84	(0.02)	(1.21)	(1.23)	21.30
2019	23.46	0.03	1.14	1.17	(0.04)	(2.90)	(2.94)	21.69
R-5 shares
2023	24.98	0.07	(2.25)	(2.18)	(0.01)	–	(0.01)	22.79
2022	33.14	0.02	(6.05)	(6.03)	–	(2.13)	(2.13)	24.98
2021	21.91	(0.07)	11.86	11.79	–	(0.56)	(0.56)	33.14
2020	22.28	0.03	0.86	0.89	(0.05)	(1.21)	(1.26)	21.91
2019	24.00	0.06	1.17	1.23	(0.05)	(2.90)	(2.95)	22.28
R-6 shares
2023	25.42	0.13	(2.28)	(2.15)	(0.08)	–	(0.08)	23.19
2022	33.61	0.08	(6.14)	(6.06)	–	(2.13)	(2.13)	25.42
2021	22.21	–	12.01	12.01	–	(0.61)	(0.61)	33.61
2020	22.56	0.08	0.88	0.96	(0.10)	(1.21)	(1.31)	22.21
2019	24.25	0.11	1.20	1.31	(0.10)	(2.90)	(3.00)	22.56

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(9.04)%		$14,313	1.31%		(0.05)%	28.7%
(19.15)		14,119	1.31		(0.24)	18.7
53.90		15,267	1.31		(0.54)	38.0
3.60		7,119	1.32		(0.17)	41.6
7.23		9,247	1.32		(0.06)	40.0

(8.82)		32,239	1.12		0.14	28.7
(19.00)		40,043	1.12		(0.06)	18.7
54.23		50,467	1.12		(0.35)	38.0
3.78		28,740	1.13		0.01	41.6
7.42		25,604	1.13		0.12	40.0

(8.72)		38,705	1.00		0.26	28.7
(18.91)		50,244	1.00		0.09	18.7
54.46		44,522	1.00		(0.23)	38.0
3.88		26,842	1.01		0.13	41.6
7.55		23,288	1.01		0.26	40.0

(8.49)		200,915	0.76	(b)	0.51	28.7
(18.72)		221,952	0.75	(b)	0.32	18.7
54.76		169,609	0.75	(b)	0.01	38.0
4.14		75,621	0.77	(b)	0.37	41.6
7.82	(c)	62,428	0.77	(b)	0.49	40.0
(a)Calculated based on average shares outstanding during the period.
(b)Reflects Manager's contractual expense limit.
(c)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SMALLCAP GROWTH FUND I
Class J shares
2023	$7.47	($0.04)	($0.44)	($0.48)	($0.10)	($0.10)	$6.89
2022	13.34	(0.06)	(3.36)	(3.42)	(2.45)	(2.45)	7.47
2021	10.37	(0.09)	3.94	3.85	(0.88)	(0.88)	13.34
2020	9.29	(0.07)	2.16	2.09	(1.01)	(1.01)	10.37
2019	10.56	(0.07)	0.69	0.62	(1.89)	(1.89)	9.29
Institutional shares
2023	12.54	(0.04)	(0.74)	(0.78)	(0.10)	(0.10)	11.66
2022	20.54	(0.07)	(5.48)	(5.55)	(2.45)	(2.45)	12.54
2021	15.56	(0.12)	5.98	5.86	(0.88)	(0.88)	20.54
2020	13.45	(0.08)	3.20	3.12	(1.01)	(1.01)	15.56
2019	14.29	(0.07)	1.12	1.05	(1.89)	(1.89)	13.45
R-1 shares
2023	8.61	(0.09)	(0.50)	(0.59)	(0.10)	(0.10)	7.92
2022	15.05	(0.12)	(3.87)	(3.99)	(2.45)	(2.45)	8.61
2021	11.67	(0.19)	4.45	4.26	(0.88)	(0.88)	15.05
2020	10.40	(0.14)	2.42	2.28	(1.01)	(1.01)	11.67
2019	11.62	(0.14)	0.81	0.67	(1.89)	(1.89)	10.40
R-3 shares
2023	9.28	(0.07)	(0.55)	(0.62)	(0.10)	(0.10)	8.56
2022	15.96	(0.10)	(4.13)	(4.23)	(2.45)	(2.45)	9.28
2021	12.30	(0.16)	4.70	4.54	(0.88)	(0.88)	15.96
2020	10.87	(0.11)	2.55	2.44	(1.01)	(1.01)	12.30
2019	12.02	(0.11)	0.85	0.74	(1.89)	(1.89)	10.87
R-4 shares
2023	10.38	(0.06)	(0.61)	(0.67)	(0.10)	(0.10)	9.61
2022	17.51	(0.09)	(4.59)	(4.68)	(2.45)	(2.45)	10.38
2021	13.40	(0.14)	5.13	4.99	(0.88)	(0.88)	17.51
2020	11.74	(0.10)	2.77	2.67	(1.01)	(1.01)	13.40
2019	12.79	(0.10)	0.94	0.84	(1.89)	(1.89)	11.74
R-5 shares
2023	11.24	(0.05)	(0.66)	(0.71)	(0.10)	(0.10)	10.43
2022	18.71	(0.08)	(4.94)	(5.02)	(2.45)	(2.45)	11.24
2021	14.25	(0.13)	5.47	5.34	(0.88)	(0.88)	18.71
2020	12.42	(0.09)	2.93	2.84	(1.01)	(1.01)	14.25
2019	13.39	(0.09)	1.01	0.92	(1.89)	(1.89)	12.42
R-6 shares
2023	12.57	(0.02)	(0.75)	(0.77)	(0.10)	(0.10)	11.70
2022	20.56	(0.05)	(5.49)	(5.54)	(2.45)	(2.45)	12.57
2021	15.55	(0.10)	5.99	5.89	(0.88)	(0.88)	20.56
2020	13.43	(0.06)	3.19	3.13	(1.01)	(1.01)	15.55
2019	14.27	(0.06)	1.11	1.05	(1.89)	(1.89)	13.43

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(6.47)%	(b)	$56,943	1.14%	(c)	1.18%	(d)	(0.49)%	50.3%
(29.78)	(b)	63,827	1.11	(c)	1.15	(d)	(0.64)	50.7
38.18	(b)	103,343	1.07	(c)	1.11	(d)	(0.74)	62.1
24.24	(b)	78,084	1.16	(c)	1.22	(d)	(0.75)	67.6
10.17	(b)	69,567	1.33	(c)	1.45	(d)	(0.81)	57.4

(6.25)		133,979	0.97	(e)	–		(0.32)	50.3
(29.74)	(f)	195,117	0.94	(e)	–		(0.47)	50.7
38.44	(f)	300,718	0.93	(e)	–		(0.60)	62.1
24.51	(f)	222,802	0.97	(e)	–		(0.57)	67.6
10.50	(f)	148,229	1.02	(e)	–		(0.50)	57.4

(6.90)		1,254	1.72	(e)	–		(1.06)	50.3
(30.30)	(f)	1,688	1.71	(e)	–		(1.25)	50.7
37.37	(f)	2,523	1.71	(e)	–		(1.38)	62.1
23.53	(f)	1,980	1.75	(e)	–		(1.34)	67.6
9.59		1,757	1.87	(e)	–		(1.35)	57.4

(6.62)	(f)	11,855	1.41	(e)	–		(0.75)	50.3
(30.07)	(f)	13,703	1.40	(e)	–		(0.94)	50.7
37.78		18,489	1.40	(e)	–		(1.07)	62.1
23.92		13,013	1.44	(e)	–		(1.03)	67.6
9.90		13,075	1.56	(e)	–		(1.04)	57.4

(6.49)		8,538	1.22	(e)	–		(0.56)	50.3
(29.95)	(f)	9,817	1.21	(e)	–		(0.75)	50.7
38.13	(f)	21,478	1.21	(e)	–		(0.88)	62.1
24.12		15,438	1.25	(e)	–		(0.84)	67.6
10.11		12,710	1.37	(e)	–		(0.85)	57.4

(6.34)		20,970	1.10	(e)	–		(0.44)	50.3
(29.79)		32,559	1.09	(e)	–		(0.63)	50.7
38.24		50,285	1.09	(e)	–		(0.75)	62.1
24.17		42,541	1.13	(e)	–		(0.72)	67.6
10.29		37,322	1.25	(e)	–		(0.73)	57.4

(6.07)	(f)	1,786,028	0.84	(e)	–		(0.19)	50.3
(29.67)	(f)	1,935,411	0.84	(e)	–		(0.37)	50.7
38.60		2,780,704	0.83	(e)	–		(0.50)	62.1
24.63	(f)	1,817,204	0.86	(e)	–		(0.46)	67.6
10.52	(f)	1,497,648	0.99	(e)	–		(0.48)	57.4
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d)Excludes expense reimbursement from Manager and/or Distributor.
(e)Reflects Manager's contractual expense limit.
(f)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2023	$24.87	$0.31	($2.19)	($1.88)	($0.28)	($2.33)	($2.61)	$20.38
2022	31.18	0.27	(3.84)	(3.57)	(0.25)	(2.49)	(2.74)	24.87
2021	20.17	0.24	11.32	11.56	(0.24)	(0.31)	(0.55)	31.18
2020	23.55	0.21	(1.85)	(1.64)	(0.26)	(1.48)	(1.74)	20.17
2019	26.23	0.23	0.04	0.27	(0.27)	(2.68)	(2.95)	23.55
Institutional shares
2023	26.79	0.38	(2.36)	(1.98)	(0.33)	(2.33)	(2.66)	22.15
2022	33.36	0.34	(4.12)	(3.78)	(0.30)	(2.49)	(2.79)	26.79
2021	21.54	0.31	12.09	12.40	(0.27)	(0.31)	(0.58)	33.36
2020	25.03	0.27	(1.98)	(1.71)	(0.30)	(1.48)	(1.78)	21.54
2019	27.68	0.30	0.05	0.35	(0.32)	(2.68)	(3.00)	25.03
R-1 shares
2023	26.15	0.18	(2.31)	(2.13)	(0.12)	(2.33)	(2.45)	21.57
2022	32.59	0.10	(4.03)	(3.93)	(0.02)	(2.49)	(2.51)	26.15
2021	21.08	0.06	11.85	11.91	(0.09)	(0.31)	(0.40)	32.59
2020	24.50	0.09	(1.95)	(1.86)	(0.08)	(1.48)	(1.56)	21.08
2019	27.11	0.10	0.07	0.17	(0.10)	(2.68)	(2.78)	24.50
R-3 shares
2023	27.39	0.26	(2.42)	(2.16)	(0.18)	(2.33)	(2.51)	22.72
2022	34.04	0.20	(4.22)	(4.02)	(0.14)	(2.49)	(2.63)	27.39
2021	21.99	0.16	12.35	12.51	(0.15)	(0.31)	(0.46)	34.04
2020	25.52	0.16	(2.02)	(1.86)	(0.19)	(1.48)	(1.67)	21.99
2019	28.12	0.18	0.08	0.26	(0.18)	(2.68)	(2.86)	25.52
R-4 shares
2023	27.83	0.32	(2.47)	(2.15)	(0.24)	(2.33)	(2.57)	23.11
2022	34.52	0.25	(4.27)	(4.02)	(0.18)	(2.49)	(2.67)	27.83
2021	22.28	0.22	12.53	12.75	(0.20)	(0.31)	(0.51)	34.52
2020	25.84	0.21	(2.07)	(1.86)	(0.22)	(1.48)	(1.70)	22.28
2019	28.43	0.23	0.08	0.31	(0.22)	(2.68)	(2.90)	25.84
R-5 shares
2023	28.03	0.35	(2.49)	(2.14)	(0.27)	(2.33)	(2.60)	23.29
2022	34.76	0.29	(4.30)	(4.01)	(0.23)	(2.49)	(2.72)	28.03
2021	22.44	0.26	12.60	12.86	(0.23)	(0.31)	(0.54)	34.76
2020	26.00	0.23	(2.06)	(1.83)	(0.25)	(1.48)	(1.73)	22.44
2019	28.59	0.27	0.08	0.35	(0.26)	(2.68)	(2.94)	26.00
R-6 shares
2023	26.78	0.39	(2.36)	(1.97)	(0.34)	(2.33)	(2.67)	22.14
2022	33.35	0.35	(4.11)	(3.76)	(0.32)	(2.49)	(2.81)	26.78
2021	21.54	0.33	12.08	12.41	(0.29)	(0.31)	(0.60)	33.35
2020	25.03	0.27	(1.96)	(1.69)	(0.32)	(1.48)	(1.80)	21.54
2019	27.67	0.31	0.06	0.37	(0.33)	(2.68)	(3.01)	25.03

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(8.04)%	(b)	$152,416	0.42%	(c)	0.44%	(d)	1.35%	27.5%
(12.25)	(b)	175,397	0.40	(c)	0.42	(d)	1.01	15.9
57.97	(b)	209,971	0.39	(c)	0.41	(d)	0.83	11.9
(7.93)	(b)	136,338	0.42	(c)	0.45	(d)	1.02	21.4
2.86	(b)	171,912	0.44	(c)	0.47	(d)	1.01	16.8

(7.85)		200,564	0.21	(e)	–		1.56	27.5
(12.08)		229,566	0.21	(e)	–		1.19	15.9
58.26		291,508	0.21	(e)	–		1.01	11.9
(7.75)		218,125	0.24	(e)	–		1.22	21.4
3.04		330,036	0.24	(e)	–		1.21	16.8

(8.61)		5,454	1.04		–		0.73	27.5
(12.81)	(f)	6,738	1.04		–		0.37	15.9
56.98	(f)	8,077	1.04		–		0.18	11.9
(8.48)		6,987	1.04		–		0.42	21.4
2.24		10,201	1.04		–		0.41	16.8

(8.33)		64,740	0.73		–		1.04	27.5
(12.54)		79,204	0.73		–		0.67	15.9
57.42		103,119	0.73		–		0.49	11.9
(8.19)		71,759	0.73		–		0.72	21.4
2.55		101,745	0.73		–		0.73	16.8

(8.17)		24,254	0.54		–		1.23	27.5
(12.35)		34,056	0.54		–		0.86	15.9
57.78		45,339	0.54		–		0.68	11.9
(8.07)		39,413	0.54		–		0.92	21.4
2.75		57,686	0.54		–		0.92	16.8

(8.07)		80,736	0.42		–		1.35	27.5
(12.25)		103,304	0.42		–		0.99	15.9
57.89		128,741	0.42		–		0.80	11.9
(7.91)		92,028	0.42		–		1.04	21.4
2.89		132,921	0.42		–		1.04	16.8

(7.80)		514,879	0.17		–		1.60	27.5
(12.04)		533,682	0.16	(e)	–		1.24	15.9
58.33		646,055	0.16	(e)	–		1.06	11.9
(7.67)		459,359	0.16	(e)	–		1.28	21.4
3.14		464,412	0.17	(e)	–		1.28	16.8
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d)Excludes expense reimbursement from Manager and/or Distributor.
(e)Reflects Manager's contractual expense limit.
(f)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SMALLCAP VALUE FUND II
Class J shares
2023	$11.41	$0.09	($0.42)	($0.33)	($0.06)	($1.14)	($1.20)	$9.88
2022	14.02	0.05	(0.75)	(0.70)	(0.06)	(1.85)	(1.91)	11.41
2021	8.63	0.04	5.39	5.43	(0.04)	–	(0.04)	14.02
2020	10.19	0.04	(1.55)	(1.51)	(0.05)	–	(0.05)	8.63
2019	11.78	0.05	0.19	0.24	(0.05)	(1.78)	(1.83)	10.19
Institutional shares
2023	11.88	0.13	(0.44)	(0.31)	(0.09)	(1.14)	(1.23)	10.34
2022	14.50	0.09	(0.77)	(0.68)	(0.09)	(1.85)	(1.94)	11.88
2021	8.94	0.09	5.56	5.65	(0.09)	–	(0.09)	14.50
2020	10.55	0.08	(1.59)	(1.51)	(0.10)	–	(0.10)	8.94
2019	12.12	0.10	0.20	0.30	(0.09)	(1.78)	(1.87)	10.55
R-1 shares
2023	10.25	0.03	(0.37)	(0.34)	(0.02)	(1.14)	(1.16)	8.75
2022	12.79	(0.01)	(0.68)	(0.69)	–	(1.85)	(1.85)	10.25
2021	7.90	(0.02)	4.92	4.90	(0.01)	–	(0.01)	12.79
2020	9.32	0.01	(1.43)	(1.42)	–	–	–	7.90
2019	10.93	0.01	0.16	0.17	–	(1.78)	(1.78)	9.32
R-3 shares
2023	11.17	0.07	(0.41)	(0.34)	(0.04)	(1.14)	(1.18)	9.65
2022	13.76	0.02	(0.73)	(0.71)	(0.03)	(1.85)	(1.88)	11.17
2021	8.48	0.02	5.29	5.31	(0.03)	–	(0.03)	13.76
2020	10.01	0.03	(1.52)	(1.49)	(0.04)	–	(0.04)	8.48
2019	11.59	0.04	0.18	0.22	(0.02)	(1.78)	(1.80)	10.01
R-4 shares
2023	11.41	0.09	(0.42)	(0.33)	(0.05)	(1.14)	(1.19)	9.89
2022	14.02	0.05	(0.76)	(0.71)	(0.05)	(1.85)	(1.90)	11.41
2021	8.63	0.05	5.39	5.44	(0.05)	–	(0.05)	14.02
2020	10.19	0.05	(1.55)	(1.50)	(0.06)	–	(0.06)	8.63
2019	11.77	0.06	0.18	0.24	(0.04)	(1.78)	(1.82)	10.19
R-5 shares
2023	11.59	0.10	(0.42)	(0.32)	(0.07)	(1.14)	(1.21)	10.06
2022	14.20	0.06	(0.75)	(0.69)	(0.07)	(1.85)	(1.92)	11.59
2021	8.75	0.06	5.45	5.51	(0.06)	–	(0.06)	14.20
2020	10.33	0.06	(1.57)	(1.51)	(0.07)	–	(0.07)	8.75
2019	11.91	0.07	0.19	0.26	(0.06)	(1.78)	(1.84)	10.33
R-6 shares
2023	11.87	0.13	(0.43)	(0.30)	(0.10)	(1.14)	(1.24)	10.33
2022	14.50	0.09	(0.77)	(0.68)	(0.10)	(1.85)	(1.95)	11.87
2021	8.93	0.10	5.56	5.66	(0.09)	–	(0.09)	14.50
2020	10.54	0.09	(1.60)	(1.51)	(0.10)	–	(0.10)	8.93
2019	12.12	0.10	0.19	0.29	(0.09)	(1.78)	(1.87)	10.54

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

(2.93)%	(b)	$19,813	1.31%	(c)	1.35%	(d)	0.81%	65.2%
(5.41)	(b)	20,790	1.28	(c)	1.32	(d)	0.40	55.4
63.03	(b)	23,564	1.29	(c)	1.33	(d)	0.35	87.5
(14.92)	(b)	11,752	1.48	(c)	1.54	(d)	0.42	92.2
4.60	(b)	16,348	1.45	(c)	1.52	(d)	0.46	76.1

(2.58)		193,833	0.96	(e)	–		1.18	65.2
(5.02)		185,308	0.96	(e)	–		0.73	55.4
63.45		204,526	0.96	(e)	–		0.70	87.5
(14.51)		103,672	0.98	(e)	–		0.90	92.2
5.09		116,450	0.99	(e)	–		0.92	76.1

(3.40)		642	1.81	(e)	–		0.32	65.2
(5.84)		772	1.80	(e)	–		(0.13)	55.4
62.06		741	1.80	(e)	–		(0.13)	87.5
(15.21)		583	1.84	(e)	–		0.06	92.2
4.21		871	1.84	(e)	–		0.07	76.1

(3.12)		4,937	1.50	(e)	–		0.63	65.2
(5.59)		5,063	1.49	(e)	–		0.19	55.4
62.67		6,089	1.49	(e)	–		0.14	87.5
(14.99)		3,599	1.53	(e)	–		0.39	92.2
4.51		6,798	1.53	(e)	–		0.39	76.1

(2.87)		2,741	1.31	(e)	–		0.81	65.2
(5.45)		2,703	1.30	(e)	–		0.39	55.4
63.15		4,153	1.30	(e)	–		0.37	87.5
(14.84)		2,278	1.34	(e)	–		0.59	92.2
4.67		4,746	1.34	(e)	–		0.57	76.1

(2.82)		10,587	1.19	(e)	–		0.94	65.2
(5.28)		13,339	1.18	(e)	–		0.51	55.4
63.22		16,754	1.18	(e)	–		0.49	87.5
(14.74)		14,788	1.22	(e)	–		0.69	92.2
4.80		19,469	1.22	(e)	–		0.70	76.1

(2.55)		935,878	0.93	(e)	–		1.19	65.2
(5.07)		895,326	0.93	(e)	–		0.76	55.4
63.66		1,150,438	0.93	(e)	–		0.72	87.5
(14.51)		663,938	0.96	(e)	–		0.94	92.2
5.05		840,894	0.97	(e)	–		0.94	76.1
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d)Reflects Manager's contractual expense limit.
(e)Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(f)Excludes expense reimbursement from Manager and/or Distributor.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period
TAX-EXEMPT BOND FUND
Class A shares
2023	$6.31	$0.21	$0.03	$0.24	($0.21)	($0.21)	$6.34
2022	7.61	0.17	(1.30)	(1.13)	(0.17)	(0.17)	6.31
2021	7.40	0.17	0.21	0.38	(0.17)	(0.17)	7.61
2020	7.43	0.18	(0.04)	0.14	(0.17)	(0.17)	7.40
2019	6.95	0.24	0.47	0.71	(0.23)	(0.23)	7.43
Class C shares
2023	6.33	0.16	0.02	0.18	(0.15)	(0.15)	6.36
2022	7.63	0.11	(1.30)	(1.19)	(0.11)	(0.11)	6.33
2021	7.43	0.11	0.20	0.31	(0.11)	(0.11)	7.63
2020	7.46	0.12	(0.04)	0.08	(0.11)	(0.11)	7.43
2019	6.97	0.19	0.47	0.66	(0.17)	(0.17)	7.46
Institutional shares
2023	6.31	0.23	0.03	0.26	(0.22)	(0.22)	6.35
2022	7.61	0.19	(1.30)	(1.11)	(0.19)	(0.19)	6.31
2021	7.41	0.19	0.20	0.39	(0.19)	(0.19)	7.61
2020	7.44	0.21	(0.05)	0.16	(0.19)	(0.19)	7.41
2019	6.95	0.26	0.48	0.74	(0.25)	(0.25)	7.44

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Interest Expense and Fees)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

3.64%	(b)	$261,663	0.85%		0.73%	(c)	3.22%	36.9%
(14.99)	(b)	299,054	0.77		0.73	(c)	2.44	59.3
5.19	(b)	417,381	0.79		0.76	(c)	2.18	24.8
1.89	(b)	356,581	0.81		0.77	(c)	2.50	66.7
10.28	(b)	358,580	0.86		0.79	(c)	3.36	64.0

2.71	(b)	16,673	1.74	(d)	1.62	(c),(d)	2.33	36.9
(15.67)	(b)	22,134	1.61	(d)	1.57	(c),(d)	1.59	59.3
4.17	(b)	35,338	1.61	(d)	1.58	(c),(d)	1.37	24.8
1.05	(b)	38,229	1.63	(d)	1.59	(c),(d)	1.69	66.7
9.51	(b)	39,162	1.67	(d)	1.60	(c),(d)	2.55	64.0

4.09		266,213	0.57	(d)	0.45	(c),(d)	3.51	36.9
(14.88)	(e)	278,642	0.50	(d)	0.46	(c),(d)	2.72	59.3
5.44	(e)	345,082	0.54	(d)	0.51	(c),(d)	2.42	24.8
2.14		248,148	0.56	(d)	0.52	(c),(d)	2.85	66.7
10.73		163,406	0.59	(d)	0.52	(c),(d)	3.57	64.0
(a)Calculated based on average shares outstanding during the period.
(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d)Reflects Manager's contractual expense limit.
(e)Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

ADDITIONAL INFORMATION
Additional information about the Funds is available in the SAI dated March 1, 2024, which is incorporated by reference into this Prospectus. Additional information about each Fund’s investments is available in the Registrant’s Annual and Semi-Annual Reports to Shareholders. In the Registrant’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year. The SAI and the Registrant’s Annual and Semi-Annual Reports can be obtained free of charge by writing Principal Funds, P.O. Box 219971, Kansas City, MO 64121-9971. In addition, the Registrant makes its SAI and Annual and Semi-Annual Reports available, free of charge, on www.PrincipalAM.com/Prospectuses. To request this and other information about the Funds and to make shareholder inquiries, telephone 1-800-222-5852.
Reports and other information about the Registrant are available on the EDGAR Database on the SEC’s internet site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The Registrant has entered into a management agreement with PGI. The Registrant and/or PGI, on behalf of the Funds, enter into contractual arrangements with various parties, including, among others, the Funds' sub-advisors, distributor, transfer agent, and custodian, who provide services to the Funds. These arrangements are between the Registrant and/or PGI and the applicable service provider. Shareholders are not parties to, or intended to be third-party beneficiaries of, any of these arrangements. Such arrangements are not intended to create in any individual shareholder or group of shareholders any right, including the right to enforce such arrangements against the service providers or to seek any remedy thereunder against PGI or any other service provider, either directly or on behalf of the Registrant or any Fund.
This Prospectus provides information that you should consider in determining whether to purchase shares of a Fund. This Prospectus, the SAI, or the contracts that are exhibits to the Registrant’s registration statement are not intended to give rise to any agreement or contract between the Registrant and/or any Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders, or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.
The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Government Money Market or Money Market Funds will be able to maintain a stable share price of $1.00 per share.
Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Principal Bank or any other financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

D

PRINCIPAL FUNDS, INC.
("PFI" or the "Registrant")
Statement of Additional Information
Dated March 1, 2024
This Statement of Additional Information (“SAI”) is not a prospectus. It contains information in addition to the information in the Registrant’s Prospectus. The Prospectus, which may be amended from time to time, contains the basic information you should know before investing in a Fund. You should read this SAI together with the Prospectus dated March 1, 2024.
Incorporation by Reference: The audited financial statements, schedules of investments, and auditor’s report included in the Registrant’s Annual Report to Shareholders, for the fiscal year ended October 31, 2023, are hereby incorporated by reference into and are legally a part of this SAI.
For a free copy of the current Prospectus, Semi-Annual Report, or Annual Report, call 1-800-222-5852 or write:
Principal Funds
P.O. Box 219971
Kansas City, MO 64121-9971
The Prospectus may be viewed at www.PrincipalAM.com/Prospectuses.
The ticker symbols for series and share classes begin on the next page.

Ticker Symbols by Share Class
Fund/Portfolio	A	C	J	Inst.	R-1	R-3	R-4	R-5	R-6
California Municipal	SRCMX	SRCCX		PCMFX
Core Fixed Income	CMPIX		PIOJX	PIOIX	PIOMX	PIOOX	PIOPX	PIOQX	PICNX
Core Plus Bond	PRBDX		PBMJX	PMSIX	PBOMX	PBMMX	PBMSX	PBMPX
Diversified Income	PGBAX	PGDCX		PGDIX					PGBLX
Diversified International	PRWLX		PIIJX	PIIIX	PDVIX	PINRX	PINLX	PINPX	PDIFX
Equity Income	PQIAX	PEUCX	PEIJX	PEIIX	PIEMX	PEIOX	PEIPX	PEIQX
Finisterre Emerging Markets Total Return Bond				PFUMX
Global Emerging Markets	PRIAX		PIEJX	PIEIX	PIXEX	PEAPX	PESSX	PEPSX	PIIMX
Global Real Estate Securities	POSAX			POSIX		PGRKX	PGRVX	PGRUX	PGRSX
Government & High Quality Bond	CMPGX		PMRJX	PMRIX	PMGRX	PRCMX	PMRDX	PMREX
Government Money Market				PGVXX					PGWXX
High Income				PYHIX
High Yield	CPHYX	CCHIX		PHYTX					PHYFX
Inflation Protection			PIPJX	PIPIX	PISPX	PIFPX	PIFSX	PBPPX
International I				PINIX	PPISX	PRPPX	PUPPX	PTPPX	PIIDX
LargeCap Growth I	PLGAX		PLGJX	PLGIX	PCRSX	PPUMX	PPUSX	PPUPX	PLCGX
LargeCap S&P 500 Index	PLSAX		PSPJX	PLFIX	PLPIX	PLFMX	PLFSX	PLFPX
LargeCap Value III			PLVJX	PLVIX	PESAX	PPSFX	PPSSX	PPSRX
MidCap	PEMGX	PMBCX	PMBJX	PCBIX	PMSBX	PMBMX	PMBSX	PMBPX	PMAQX
MidCap Growth			PMGJX	PGWIX	PMSGX	PFPPX	PIPPX	PHPPX
MidCap Growth III			PPQJX	PPIMX	PHASX	PPQMX	PPQSX	PPQPX
MidCap S&P 400 Index			PMFJX	MPSIX	PMSSX	PMFMX	PMFSX	PMFPX	PMAPX
MidCap Value I	PCMVX		PVEJX	PVMIX	PLASX	PMPRX	PABWX	PABVX	PCMSX
Money Market	PCSXX		PMJXX
Overseas				PINZX		PINTX	PINUX
Principal Capital Appreciation	CMNWX			PWCIX	PCAMX	PCAOX	PCAPX	PCAQX
Principal LifeTime Strategic Income	PALTX		PLSJX	PLSIX	PLAIX	PLSMX	PLSSX	PLSPX
Principal LifeTime 2015				LTINX	LTSGX	LTAPX	LTSLX	LTPFX
Principal LifeTime 2020	PTBAX		PLFJX	PLWIX	PWASX	PTBMX	PTBSX	PTBPX
Principal LifeTime 2025				LTSTX	LTSNX	LTVPX	LTEEX	LTPDX
Principal LifeTime 2030	PTCAX		PLTJX	PMTIX	PXASX	PTCMX	PTCSX	PTCPX
Principal LifeTime 2035				LTIUX	LTANX	LTAOX	LTSEX	LTPEX
Principal LifeTime 2040	PTDAX		PTDJX	PTDIX	PYASX	PTDMX	PTDSX	PTDPX
Principal LifeTime 2045				LTRIX	LTRGX	LTRVX	LTRLX	LTRDX
Principal LifeTime 2050	PPEAX		PFLJX	PPLIX	PZASX	PTERX	PTESX	PTEFX
Principal LifeTime 2055				LTFIX	LTFGX	LTFDX	LTFLX	LTFPX
Principal LifeTime 2060			PLTAX	PLTZX	PLTRX	PLTCX	PLTMX	PLTOX
Principal LifeTime 2065				PLJIX	PLJAX	PLJCX	PLJDX	PLJEX
Principal LifeTime 2070			PLTLX	PLTGX	PLTSX	PLTDX	PLTBX	PLTFX
Principal LifeTime Hybrid Income			PHJFX	PHTFX					PLTYX
Principal LifeTime Hybrid 2015			PHJMX	PHTMX					PLRRX
Principal LifeTime Hybrid 2020			PHJTX	PHTTX					PLTTX
Principal LifeTime Hybrid 2025			PHJQX	PHTQX					PLFTX
Principal LifeTime Hybrid 2030			PHJNX	PHTNX					PLZTX
Principal LifeTime Hybrid 2035			PHJJX	PHTJX					PLRTX
Principal LifeTime Hybrid 2040			PHJEX	PLTQX					PLMTX
Principal LifeTime Hybrid 2045			PHJYX	PHTYX					PLNTX
Principal LifeTime Hybrid 2050			PHJUX	PHTUX					PLJTX
Principal LifeTime Hybrid 2055			PHJBX	PLTNX					PLHTX
Principal LifeTime Hybrid 2060			PHJGX	PLTHX					PLKTX
Principal LifeTime Hybrid 2065			PHJDX	PLHHX					PLHRX
Principal LifeTime Hybrid 2070			PLKJX	PLKSX					PLKRX
2

Ticker Symbols by Share Class
Fund/Portfolio	A	C	J	Inst.	R-1	R-3	R-4	R-5	R-6
Real Estate Securities	PRRAX	PRCEX	PREJX	PIREX	PRAEX	PRERX	PRETX	PREPX	PFRSX
SAM Balanced	SABPX	SCBPX	PSAJX	PSBIX	PSBGX	PBAPX	PSBLX	PSBFX
SAM Conservative Balanced	SAIPX	SCIPX	PCBJX	PCCIX	PCSSX	PCBPX	PCBLX	PCBFX
SAM Conservative Growth	SAGPX	SCGPX	PCGJX	PCWIX	PCGGX	PCGPX	PCWSX	PCWPX
SAM Flexible Income	SAUPX	SCUPX	PFIJX	PIFIX	PFIGX	PFIPX	PFILX	PFIFX
SAM Strategic Growth	SACAX	SWHCX	PSWJX	PSWIX	PSGGX	PSGPX	PSGLX	PSGFX
Short-Term Income	SRHQX	STCCX	PSJIX	PSHIX	PSIMX	PSIOX	PSIPX	PSIQX
SmallCap	PLLAX		PSBJX	PSLIX	PSABX	PSBMX	PSBSX	PSBPX	PSMLX
SmallCap Growth I			PSIJX	PGRTX	PNASX	PPNMX	PPNSX	PPNPX	PCSMX
SmallCap S&P 600 Index			PSSJX	PSSIX	PSAPX	PSSMX	PSSSX	PSSPX	PSPIX
SmallCap Value II			PSMJX	PPVIX	PCPTX	PJARX	PSTWX	PLARX	PSMVX
Tax-Exempt Bond	PTEAX	PTBCX		PITEX
3

4

HISTORY OF THE FUNDS
Principal Funds, Inc. (“PFI” or the “Registrant”), a Maryland corporation, was organized as Principal Special Markets Fund, Inc. on January 28, 1993. The Registrant changed its name to Principal Investors Fund, Inc. effective September 14, 2000 and to Principal Funds, Inc. effective June 13, 2008.
On January 12, 2007, the Registrant acquired WM Trust I, WM Trust II, and WM Strategic Asset Management Portfolios, LLC.
Classes offered by each series of the Registrant (each, a “Fund” and, together, the “Funds”) are shown in the following table.

Share Class
Fund/Portfolio	A	C	J	Inst.	R-1	R-3	R-4	R-5	R-6
California Municipal	X	X		X
Core Fixed Income	X		X	X	X	X	X	X	X
Core Plus Bond	X		X	X	X	X	X	X
Diversified Income	X	X		X					X
Diversified International	X		X	X	X	X	X	X	X
Equity Income	X	X	X	X	X	X	X	X
Finisterre Emerging Markets Total Return Bond				X
Global Emerging Markets	X		X	X	X	X	X	X	X
Global Real Estate Securities	X			X		X	X	X	X
Government & High Quality Bond	X		X	X	X	X	X	X
Government Money Market				X					X
High Income				X
High Yield	X	X		X					X
Inflation Protection			X	X	X	X	X	X
International I				X	X	X	X	X	X
LargeCap Growth I	X		X	X	X	X	X	X	X
LargeCap S&P 500 Index	X		X	X	X	X	X	X
LargeCap Value III			X	X	X	X	X	X
MidCap	X	X	X	X	X	X	X	X	X
MidCap Growth			X	X	X	X	X	X
MidCap Growth III			X	X	X	X	X	X
MidCap S&P 400 Index			X	X	X	X	X	X	X
MidCap Value I	X		X	X	X	X	X	X	X
Money Market	X		X
Overseas				X		X	X
Principal Capital Appreciation	X			X	X	X	X	X
Principal LifeTime Strategic Income	X		X	X	X	X	X	X
Principal LifeTime 2015				X	X	X	X	X
Principal LifeTime 2020	X		X	X	X	X	X	X
Principal LifeTime 2025				X	X	X	X	X
Principal LifeTime 2030	X		X	X	X	X	X	X
Principal LifeTime 2035				X	X	X	X	X
Principal LifeTime 2040	X		X	X	X	X	X	X
Principal LifeTime 2045				X	X	X	X	X
Principal LifeTime 2050	X		X	X	X	X	X	X
Principal LifeTime 2055				X	X	X	X	X
Principal LifeTime 2060			X	X	X	X	X	X
Principal LifeTime 2065				X	X	X	X	X
Principal LifeTime 2070			X	X	X	X	X	X
5

Share Class
Fund/Portfolio	A	C	J	Inst.	R-1	R-3	R-4	R-5	R-6
Principal LifeTime Hybrid Income			X	X					X
Principal LifeTime Hybrid 2015			X	X					X
Principal LifeTime Hybrid 2020			X	X					X
Principal LifeTime Hybrid 2025			X	X					X
Principal LifeTime Hybrid 2030			X	X					X
Principal LifeTime Hybrid 2035			X	X					X
Principal LifeTime Hybrid 2040			X	X					X
Principal LifeTime Hybrid 2045			X	X					X
Principal LifeTime Hybrid 2050			X	X					X
Principal LifeTime Hybrid 2055			X	X					X
Principal LifeTime Hybrid 2060			X	X					X
Principal LifeTime Hybrid 2065			X	X					X
Principal LifeTime Hybrid 2070			X	X					X
Real Estate Securities	X	X	X	X	X	X	X	X	X
SAM Balanced	X	X	X	X	X	X	X	X
SAM Conservative Balanced	X	X	X	X	X	X	X	X
SAM Conservative Growth	X	X	X	X	X	X	X	X
SAM Flexible Income	X	X	X	X	X	X	X	X
SAM Strategic Growth	X	X	X	X	X	X	X	X
Short-Term Income	X	X	X	X	X	X	X	X
SmallCap	X		X	X	X	X	X	X	X
SmallCap Growth I			X	X	X	X	X	X	X
SmallCap S&P 600 Index			X	X	X	X	X	X	X
SmallCap Value II			X	X	X	X	X	X	X
Tax-Exempt Bond	X	X		X
Each class has different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call Principal Funds at 1-800-222-5852.
Principal Global Investors, LLC (“PGI” or the “Manager”) may recommend to the Board of Directors (the “Board”), and the Board may elect, to close certain Funds to new investors or close certain Funds to new and existing investors. PGI may make such a recommendation when a Fund approaches a size where additional investments in the Fund have the potential to adversely impact Fund performance and make it increasingly difficult to keep the Fund fully invested in a manner consistent with its investment objective. PGI may also recommend to the Board, and the Board may elect, to close certain share classes to new or new and existing investors.
DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS
The Registrant is a registered, open-end management investment company, commonly called a mutual fund. The Registrant consists of multiple investment portfolios, which are referred to as “Funds.” Each Fund has its own investment objective, strategies, and portfolio management team. As described below, each Fund has adopted a fundamental policy regarding diversification, as that term is used in the Investment Company Act of 1940, as amended (the “1940 Act”), and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
Fund Policies
The investment objective, principal investment strategies, and principal risks of each Fund are described in the Prospectus. This SAI contains supplemental information about those strategies and risks and the types of securities that those managing the investments of each Fund can select. Additional information is also provided about other strategies that each Fund may use to try to achieve its objective.
The composition of each Fund and the techniques and strategies that those managing a Fund’s investments may use in selecting securities will vary over time. A Fund is not required to use all of the investment techniques and strategies available to it in seeking its goals.
Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from a Fund’s portfolio.
6

The investment objective of each Fund and, except as described below as “fundamental restrictions,” the investment strategies described in this SAI and the Prospectus are not fundamental and may be changed by the Board without shareholder approval.
With the exception of the diversification test required by the Internal Revenue Code, the Funds will not consider collateral held in connection with securities lending activities when applying any of the following fundamental restrictions or any other investment restriction set forth in the Prospectus or SAI.
Fundamental Restrictions
Except as specifically noted, each Fund has adopted the following fundamental restrictions. Each fundamental restriction is a matter of fundamental policy and may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund, except as permitted by the 1940 Act or other governing statute and the rules thereunder, the U.S. Securities and Exchange Commission (the “SEC”), or other regulatory agency with authority over the Funds. The 1940 Act provides that “a vote of a majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding Fund shares or (2) 67% or more of the Fund shares present at a meeting if more than 50% of the outstanding Fund shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund will vote together as a single class, except when otherwise required by law or as determined by the Board.
Each Fund:
1)    may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
2)    has adopted a commodities policy, as follows:
(a)The California Municipal Fund may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
(b)The remaining Funds may not purchase or sell commodities, except as permitted by applicable law, regulation or regulatory authority having jurisdiction.
3)    may not purchase or sell real estate, which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.
4)    may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
5)    may not make loans, except as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
6)    has adopted a policy regarding diversification, as follows:
(a)The LargeCap Growth I and Real Estate Securities Funds have elected to be non-diversified.
(b)All other Funds have elected to be treated as a “diversified” investment company, as that term is used in the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
7)    has adopted a concentration policy, as follows:
(a)The Global Real Estate Securities and Real Estate Securities Funds will concentrate their investments in a particular industry or group of industries as described in the Prospectus.
(b)The LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds will not concentrate their investments in a particular industry or group of industries, except to the extent that their related Index is also so concentrated.
(c)The remaining Funds may not concentrate, as that term is used in the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time, its investments in a particular industry or group of industries.
8)    may not act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
7

Non-Fundamental Restrictions
Except as specifically noted, each Fund has also adopted the following non-fundamental restrictions. Non-fundamental restrictions are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund’s present policy to:
1)    Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days, except to the extent permitted by applicable law or regulatory authority having jurisdiction, from time to time; however:
(a)The Government Money Market and Money Market Funds may each not invest more than 5% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days, except to the extent permitted by applicable law or regulatory authority having jurisdiction, from time to time.
(b)International Fund I, the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the Strategic Asset Management (SAM) Portfolios have not adopted this non-fundamental restriction.
2)    Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings.
(a)With respect to the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and Strategic Asset Management (SAM) Portfolios, the deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions that involve any future payment obligation, as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction, from time to time, by the underlying funds are not deemed to be pledges, mortgages, hypothecations, or other encumbrances.
(b)For all Funds, the deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions that involve any future payment obligation, as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction, from time to time, are not deemed to be pledges, mortgages, hypothecations, or other encumbrances.
(c)International Fund I has not adopted this non-fundamental restriction.
3)     Invest in companies for the purpose of exercising control or management.
(a)International Fund I has not adopted this non-fundamental restriction.
4)    Invest more than 25% of its assets in foreign securities; however:
(a)The High Yield Fund may not invest more than 35% of its assets in foreign securities;
(b)The Diversified Income, Diversified International, Finisterre Emerging Markets Total Return Bond, Global Emerging Markets, Global Real Estate Securities, Money Market, and Overseas Funds each may invest up to 100% of its assets in foreign securities;
(c)The LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds each may invest in foreign securities to the extent that the relevant index is so invested;
(d)The California Municipal, Government & High Quality Bond, Government Money Market, and Tax-Exempt Bond Funds may not invest in foreign securities; and
(e)International Fund I, the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the Strategic Asset Management (SAM) Portfolios have not adopted this non-fundamental restriction.
5)    Invest more than 5% of its total assets in real estate limited partnership interests.
(a) The Diversified Income, Global Real Estate Securities, International I, and Real Estate Securities Funds and the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the Strategic Asset Management (SAM) Portfolios have not adopted this non-fundamental restriction.
6)    Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company, except in connection with a merger, consolidation, or plan of reorganization and except as permitted by the 1940 Act, SEC Rules adopted under the 1940 Act, or exemptions granted by the SEC. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer’s commission or profit, other than a customary broker’s commission, is involved.
8

(a) The Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the Strategic Asset Management (SAM) Portfolios have not adopted this non-fundamental restriction.
International Fund I has adopted additional non-fundamental restrictions as noted below. The Fund:
1)    may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
2)    may not purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
Non-Fundamental Policy - Rule 35d-1 under the 1940 Act - Investment Company Names
Except as specifically noted, each Fund has also adopted a non-fundamental policy, pursuant to SEC Rule 35d-1, which requires it, under normal circumstances, to invest at least 80% of its net assets, plus any borrowings for investment purposes, in the type of investments, industry, or geographic region (as described in the Prospectus) as suggested by the name of the Fund.
This policy applies at the time of purchase. A Fund will provide 60 days’ notice to shareholders prior to implementing a change in this policy for the Fund. For purposes of this non-fundamental policy, each Fund tests market capitalization ranges monthly.
For purposes of testing this requirement with respect to:
•Forward foreign currency contracts and other investments that have economic characteristics similar to foreign currency: the value of such contracts and investments may include the Fund’s investments in cash and/or cash equivalents to the extent such cash and/or cash equivalents are maintained with respect to the Fund’s exposure under its forward foreign currency contracts and similar investments.
•Derivatives instruments: each Fund will typically count the mark-to-market value of such derivatives. However, a Fund may use a derivative contract’s notional value when it determines that notional value is an appropriate measure of the Fund’s exposure to investments. For example, with respect to single-name equity swaps that are “fully paid” (equity swaps in which cash and/or cash equivalents are posted as collateral for the purpose of covering the full notional value of the swap), each Fund will count the value of such cash and/or cash equivalents.
•Investments in underlying funds (including ETFs): each Fund will count all investments in an underlying fund toward the requirement as long as 80% of the value of such underlying fund’s holdings focus on the particular type of investment suggested by the Fund name.
The California Municipal, Diversified Income, Diversified International, High Income, Inflation Protection, International I, Principal Capital Appreciation, Short-Term Income, and Tax-Exempt Bond Funds, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and Strategic Asset Management (SAM) Portfolios have not adopted this non-fundamental policy.
The Money Market Fund has also not adopted this non-fundamental policy as it is subject to Rule 2a-7 of the 1940 Act. The Government Money Market Fund has adopted a non-fundamental investment policy to invest under normal circumstances at least 80% of its nets assets, plus any borrowings for investment purposes, in government securities and repurchase agreements that are collateralized by government securities. As a government money market fund, the Government Money Market Fund must also meet a separate requirement, pursuant to Rule 2a-7 of the 1940 Act, to invest at least 99.5% of its total assets in cash, government securities, and or repurchase agreements that are collateralized fully.
The Tax-Exempt Bond Fund has also adopted a fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax.
The California Municipal Fund has adopted a fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax and California state personal income tax or so that at least 80% of the income the Fund distributes will be exempt from federal income tax and California state personal income tax. The Fund also has adopted a non-fundamental policy that requires it, under normal circumstances, to invest at least 80% of its net assets in municipal obligations.
9

Investment Strategies and Risks Related to Borrowing and Senior Securities, Commodity-Related Investments, Industry Concentration, and Loans
Borrowing and Senior Securities
Under the 1940 Act, a fund that borrows money is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund’s total assets made for temporary or emergency purposes. If a fund invests the proceeds of borrowing, borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund’s portfolio. If a fund invests the proceeds of borrowing, money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Commodity-Related Investments
All Funds Except the Finisterre Emerging Markets Total Return Bond Fund
Under the 1940 Act, a fund’s registration statement must recite the fund’s policy with regard to investing in commodities. Each Fund may invest in commodities to the extent permitted by applicable law and under its fundamental and non-fundamental policies and restrictions. Pursuant to a claim for exclusion filed with the Commodity Futures Trading Commission (“CFTC”) on behalf of each of the Funds under Rule 4.5, PGI is not deemed to be a “commodity pool operator” under the Commodity Exchange Act (“CEA”) as it specifically relates to PGI’s operations with respect to the Funds, and the Funds, therefore, are not considered regulated commodity pools and are not subject to registration or regulation under the CEA. The CFTC amended Rule 4.5 exclusions for certain otherwise regulated persons from the definition of the term “commodity pool operator.” Rule 4.5 provides that an investment company does not meet the definition of “commodity pool operator” if its use of futures contracts, options on futures contracts, and swaps is sufficiently limited that the fund can fall within one of two exclusions set out in Rule 4.5. Each Fund intends to limit its use of futures contracts, options on futures contracts, and swaps to the degree necessary to fall within one of the two exclusions. If a Fund is unable to do so, it may incur expenses that are necessary to comply with the CEA and rules the CFTC has adopted under it.
Finisterre Emerging Markets Total Return Bond Fund
Based on its current investment strategies, the Finisterre Emerging Markets Total Return Bond Fund is deemed to be a “commodity pool” under the CEA, and PGI is considered a “commodity pool operator” with respect to the Fund. PGI is, therefore, subject to dual regulation by the SEC and the CFTC. The CFTC or the SEC could alter the regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures, and currency futures) or options on commodity futures or swaps transactions by investment companies, including this Fund.
Industry Concentration
Concentration” means a fund invests more than 25% of its net assets in a particular industry or group of industries. To monitor compliance with the policy regarding industry concentration, the Funds may use the industry classifications provided by Bloomberg, L.P., the Morgan Stanley Capital International (MSCI)/Standard & Poor’s Global Industry Classification Standard (GICS), the Directory of Companies Filing Annual Reports with the SEC, or any other reasonable industry classification system.
•Each Fund interprets its policy with respect to concentration in a particular industry to apply only to direct investments in the securities of issuers in a particular industry. To the extent a Fund invests its assets in underlying investment companies, 25% or more of such Fund’s total assets may be indirectly exposed to a particular industry or group of related industries through its investments in one or more underlying investment companies.
•For purposes of this restriction, government securities (such as treasury securities or mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies, or instrumentalities) are not subject to the Funds’ industry concentration restrictions.
•Each Fund views its investments in tax-exempt municipal securities as not representing interests in any particular industry or group of industries. For information about municipal securities, see the Municipal Obligations section.
10

Loans
A Fund may not make loans to other persons, except (i) as permitted by the 1940 Act and the Rules and Regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC Staff, or other authority of competent jurisdiction, or (ii) pursuant to exemptive or other relief or permission from the SEC, SEC Staff, or other authority of competent jurisdiction. Generally, this means the Funds are typically permitted to make loans but must take into account potential issues such as liquidity, valuation, and avoidance of impermissible transactions. Examples of permissible loans include (a) the lending of its portfolio securities, (b) the purchase of debt securities, loan participations, and/or engaging in direct corporate loans in accordance with the Fund’s investment objective and policies, (c) the entry into a repurchase agreement (to the extent such entry is deemed to be a loan), and (d) loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.
Other Investment Strategies and Risks
Commodity Index-Linked Notes
A commodity index-linked note is a type of structured note that is a derivative instrument. Over the long term, the returns on a fund’s investments in commodity index-linked notes are expected to exhibit low or negative correlation with stocks and bonds, which means the prices of commodity-linked notes may move in a different direction than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decrease in value and the prices of certain commodities, such as oil and metals, have historically tended to increase. The reverse may be true during “bull markets,” when the value of traditional securities such as stocks and bonds is increasing. Under such economic conditions, a fund’s investments in commodity index-linked notes may be expected not to perform as well as investments in traditional securities. There can be no assurance, however, that derivative instruments will perform in that manner in the future and, at certain times in the past, the price movements of commodity-linked investments have been parallel to debt and equity securities. If commodities prices move in tandem with the prices of financial assets, they may not provide overall portfolio diversification benefits.
Convertible Securities
A convertible security is a bond, debenture, note, preferred stock, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.
Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer.
If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the fund’s ability to achieve its investment objective.
11

Synthetic Convertibles
A “synthetic” convertible security may be created by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.
More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when such a combination may better achieve a fund’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, a fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.
A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing instrument.
A fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment, and the fund in turn assumes credit risk associated with the convertible note.
Corporate Reorganizations
Funds may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation, or reorganization proposal has been announced if, in the judgment of those managing the fund’s investments, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed, or becomes subject to unanticipated uncertainties, including, for example, new or revised laws or regulations, the market price of the securities may decline below the purchase price paid by a fund.
In general, securities that are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount: significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets, or cash to be received by shareholders of the prospective company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of those managing the fund’s investments, which must appraise not only the value of the issuer and its component businesses, but also the financial resources and business motivation of the offer or proposal as well as the dynamics of the business climate when the offer or proposal is in process.
12

Cyber Security Issues
Each Fund and its service providers may be subject to cyber security risks. Those risks include, among others, theft, misuse or corruption of data maintained online or digitally; denial of service attacks on websites; the loss or unauthorized release of confidential and proprietary information; operational disruption; or various other forms of cyber security breaches. Cyber-attacks against or security breakdowns of a Fund or its service providers may harm the Fund and its shareholders, potentially resulting in, among other things, financial losses, the inability of Fund shareholders to transact business, inability to calculate a fund’s NAV, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance and remediation costs. Cyber security risks may also affect issuers of securities in which a fund invests, potentially causing the fund’s investment in such issuers to lose value. Despite risk management processes, there can be no guarantee that a fund will avoid losses relating to cyber security risks or other information security breaches.
Derivatives
Options on Securities and Securities Indices
Funds may write (sell) and purchase call and put options on securities and on securities indices. Funds may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities that the Fund plans to purchase, or to generate additional revenue.
•Exchange-Traded Options. An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that a Fund would have to exercise the option in order to consummate the transaction.
•Over the Counter (“OTC”) Options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. An OTC option (an option not traded on an established exchange) may be closed out only by agreement with the other party to the original option transaction. With OTC options, a Fund is at risk that the other party to the transaction will default on its obligations or will not permit the Fund to terminate the transaction before its scheduled maturity. While a Fund will seek to enter into OTC options only with dealers who agree to or are expected to be capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will be able to liquidate an OTC option at a favorable price at any time prior to its expiration. OTC options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.
•FLexible EXchange Options (“FLEX Options”). FLEX Options are customized options contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European-style options, which are exercisable only at the expiration date, versus American-style options, which are exercisable any time prior to the expiration date), and expiration dates, while achieving price discovery in competitive, transparent auction markets and avoiding the counterparty exposure of the OTC option positions.
There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities. The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for a Fund.
13

Writing Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option the right to sell to the Fund a specific security at a specified price at any time before the option expires. In both situations, the Fund receives a premium from the purchaser of the option.
The premium received by a Fund reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.
A Fund usually owns the underlying security covered by any outstanding call option. With respect to an outstanding put option, a Fund deposits and maintains with its custodian or segregates on the Fund’s records, cash, or other liquid assets with a value at least equal to the market value of the option that was written.
Once a Fund has written an option, it may terminate its obligation before the option is exercised. The Fund executes a closing transaction by purchasing an option of the same series as the option previously written. The Fund has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.
Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. For a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.
When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. A Fund purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.
Once a Fund purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.
Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. Each Fund engages in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When a Fund writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of those managing the fund’s investments, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.
14

Index Warrants. A Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices (“index warrants”). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at a time when, in the case of a call warrant, the exercise price is more than the value of the underlying index, or in the case of a put warrant, the exercise price is less than the value of the underlying index. If a Fund were not to exercise an index warrant prior to its expiration, then a Fund would lose the amount of the purchase price paid by it for the warrant. A Fund will normally use index warrants in a manner similar to its use of options on securities indices.
Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. A Fund generally purchases or writes only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If a Fund is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If the Fund is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities until the option expires or is exercised. A Fund’s ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.
Futures Contracts and Options on Futures Contracts
Funds may purchase and sell futures contracts of many types, including for example, futures contracts covering indexes, financial instruments, and foreign currencies. Funds may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. The Commodity Futures Trading Commission regulates futures contracts, options on futures contracts, and the commodity exchanges on which they are traded. Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Funds may also purchase and sell futures contracts and related options to maintain cash reserves while simulating full investment in securities and to keep substantially all of its assets exposed to the market. Funds may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.
Futures Contracts. Funds may purchase or sell a futures contract to gain exposure to a particular market asset without directly purchasing that asset. When a Fund sells a futures contract based on a financial instrument, the Fund is obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Fund usually liquidates futures contracts on financial instruments, by entering into an offsetting transaction before the settlement date, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.
A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).
15

When a Fund purchases or sells a futures contract, it pays a commission to the futures commission merchant through which the Fund executes the transaction. When entering into a futures transaction, the Fund does not pay the execution price, as it does when it purchases a security, or a premium, as it does when it purchases an option. Instead, the Fund deposits an amount of cash or other liquid assets (generally about 5% of the futures contract amount) with its futures commission merchant. This amount is known as “initial margin.” In contrast to the use of margin account to purchase securities, the Fund’s deposit of initial margin does not constitute the borrowing of money to finance the transaction in the futures contract. The initial margin represents a good faith deposit that helps assure the Fund’s performance of the transaction. The futures commission merchant returns the initial margin to the Fund upon termination of the futures contract if the Fund has satisfied all its contractual obligations.
Subsequent payments to and from the futures commission merchant, known as “variation margin,” are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as “marking to market.” The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Fund realizes a loss or gain.
In using futures contracts, a Fund may seek to establish with more certainty than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Fund’s debt securities decline in value and thereby keeps the Fund’s net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts.
When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.
Options on Futures Contracts. Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.
Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.
If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.
When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund’s custodian. The Fund must maintain with its futures commission merchant all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the futures commission merchant, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.
16

Risks Associated with Futures Transactions. There are many risks associated with transactions in futures contracts and related options. The value of the assets that are the subject of the futures contract may not move in the anticipated direction. A Fund’s successful use of futures contracts is subject to the ability of those managing the fund’s investments to predict correctly the factors affecting the market values of the Fund’s portfolio securities. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increases, the Fund loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.
Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. A Fund enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund’s ability effectively to hedge its portfolio.
Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
Debt-Linked and Equity-Linked Securities
Each Fund may invest in debt-linked and equity-linked securities. The investment results of such instruments are intended to correspond generally to the performance of one or more specified equity or debt securities, or of a specific index or analogous “basket” of equity or debt securities. Therefore, investing in these instruments involves risks similar to the risks of investing in the underlying stocks or bonds directly. In addition, a Fund bears the risk that the issuer of an equity- or debt-linked security may default on its obligations under the instrument. Equity- and debt-linked securities are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments as well as structured notes. Like many derivatives and structured notes, equity- and debt-linked securities may be considered illiquid, potentially limiting a Fund’s ability to dispose of them.
Hybrid Instruments
A hybrid instrument is a type of derivative that combines a traditional stock or bond with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be economically similar to a combination of a bond and a call option on oil.
Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of a Fund.
17

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable and therefore are subject to many of the same risks as investments in those underlying securities, instruments or commodities.
Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Spread Transactions
Funds may engage in spread trades, which typically represent a simultaneous purchase and sale of two different contracts designed to capture the change in the relationship in price between the two contracts. Spread transactions are typically accompanied by lower margin requirements and lower volatility than an outright purchase. Funds may purchase spread options. The purchase of a covered spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The security covering the spread option is maintained in segregated accounts either with the Fund’s custodian or on the Fund’s records. The Funds do not consider a security covered by a spread option to be “pledged” as that term is used in the Fund’s policy limiting the pledging or mortgaging of assets. The purchase of spread options can be used to protect Funds against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities.
Swap Agreements and Options on Swap Agreements
Funds may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency swap agreements and currency exchange rate swap agreements. Funds may also enter into options on swap agreements (“swap options”).
Funds may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; to protect against currency fluctuations; as a duration management technique; to protect against any increase in the price of securities a Fund anticipates purchasing at a later date; to gain exposure to one or more securities, currencies, or interest rates; to take advantage of perceived mispricing in the securities markets; or to gain exposure to certain markets in the most economical way possible.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index.
•Interest Rate Swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Forms of swap agreements also include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
•Currency Swaps. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
18

•Index Swaps. An index swap is an agreement to make or receive payments based on the different returns that would be achieved if a notional amount were invested in a specified basket of securities (such as the S&P 500 Index) or in some other investment (such as U.S. Treasury Securities).
•Total Return Swaps. A total return swap is an agreement to make payments of the total return from a specified asset or instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another specified asset or instrument. Alternatively, a total return swap can be structured so that one party will make payments to the other party if the value of the relevant asset or instrument increases, but receive payments from the other party if the value of that asset or instrument decreases.
•Commodity Swap Agreements. Consistent with a Fund’s investment objectives and general investment policies, certain of the Funds may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, a Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the Secured Overnight Financing Rate (SOFR) or a similar reference rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.
•Credit Default Swap Agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. In addition, collateral posting requirements are individually negotiated and there is no regulatory requirement that a counterparty post collateral to secure its obligations or a specified amount of cash, depending upon the terms of the swap, under a credit default swap. Furthermore, there is no requirement that a party be informed in advance when a credit default swap agreement is sold. Accordingly, a Fund may have difficulty identifying the party responsible for payment of its claims. The notional value of credit default swaps with respect to a particular investment is often larger than the total par value of such investment outstanding and, in event of a default, there may be difficulties in making the required deliveries of the reference investments, possibly delaying payments.
Funds may invest in derivative instruments that provide exposure to one or more credit default swaps. For example, a Fund may invest in a derivative instrument known as the Loan-Only Credit Default Swap Index (“LCDX”), a tradable index with 100 equally-weighted underlying single-name loan-only credit default swaps (“LCDS”). Each underlying LCDS references an issuer whose loans trade in the secondary leveraged loan market. A Fund can either buy the index (take on credit exposure) or sell the index (pass credit exposure to a counterparty). While investing in these types of derivatives will increase the universe of debt securities to which a Fund is exposed, such investments entail additional risks that are not typically associated with investments in other debt securities. Credit default swaps and other derivative instruments related to loans are subject to the risks associated with loans generally, as well as the risks of derivative transactions.
19

•Investment Pools. Funds may invest in publicly or privately issued interests in investment pools whose underlying assets are credit default, credit-linked, interest rate, currency exchange, equity-linked or other types of swap contracts and related underlying securities or securities loan agreements. The pools’ investment results may be designed to correspond generally to the performance of a specified securities index or “basket” of securities, or sometimes a single security. These types of pools are often used to gain exposure to multiple securities with a smaller investment than would be required to invest directly in the individual securities. They also may be used to gain exposure to foreign securities markets without investing in the foreign securities themselves and/or the relevant foreign market. To the extent that a Fund invests in pools of swaps and related underlying securities or securities loan agreements whose return corresponds to the performance of a foreign securities index or one or more foreign securities, investing in such pools will involve risks similar to the risks of investing in foreign securities. In addition to the risks associated with investing in swaps generally, a Fund bears the risks and costs generally associated with investing in pooled investment vehicles, such as paying the fees and expenses of the pool and the risk that the pool or the operator of the pool may default on its obligations to the holder of interests in the pool, such as a Fund. Interests in privately offered investment pools of swaps may be considered illiquid.
•Contracts for Differences. “Contracts for differences” are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or “baskets” of securities. For example, as to one of the baskets, a Fund’s return is based on theoretical long futures positions in the securities comprising that basket, and as to the other basket, a Fund’s return is based on theoretical short futures positions in the securities comprising that other basket. The notional sizes of the baskets will not necessarily be the same, which can give rise to investment leverage. Funds may also use actual long and short futures positions to achieve the market exposure(s) as contracts for differences. Funds may enter into swaps and contracts for differences for investment return, hedging, risk management and for investment leverage.
•Swaptions. A swap option (also known as “swaptions”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The buyer and seller of the swap option agree on the strike price, length of the option period, the term of the swap, notional amount, amortization and frequency of settlement. Funds may engage in swap options for hedging purposes or in an attempt to manage and mitigate credit and interest rate risk. Funds may write (sell) and purchase put and call swap options. The use of swap options involves risks, including, among others, imperfect correlation between movements of the price of the swap options and the price of the securities, indices or other assets serving as reference instruments for the swap option, reducing the effectiveness of the instrument for hedging or investment purposes.
Obligations under Swap Agreements. The swap agreements a Fund enters into settle in cash and, therefore, provide for calculation of the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund's current obligations (or rights) under such a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund's current obligations under such a swap agreement will be accrued daily (offset against any amounts owed to the Fund).
Risks Associated with Swap Agreements. Swaps can be highly volatile and may have a considerable impact on a Fund’s performance, as the potential gain or loss on any swap transaction is not subject to any fixed limit. Whether a Fund’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of those managing the fund’s investments to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that present minimal credit risks, as determined by those managing the fund’s investments. Certain restrictions imposed on each Fund by the Internal Revenue Code may limit a Fund’s ability to use swap agreements.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
20

Liquidity of Swap Agreements. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid. The liquidity of swap agreements will be determined by those managing the fund’s investments based on various factors, including:
•the frequency of trades and quotations,
•the number of dealers and prospective purchasers in the marketplace,
•dealer undertakings to make a market,
•the nature of the security (including any demand or tender features), and
•the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).
Such determination will govern whether a swap will be deemed to be within each Fund’s restriction on investments in illiquid securities.
Valuing Swap Agreements. For purposes of applying a fund’s investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by the funds at market value. In the case of a credit default swap, however, in applying certain of the funds’ investment policies and restrictions the fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the funds’ other investment policies and restrictions. For example, a fund may value credit default swaps at full exposure value for purposes of the fund’s credit quality guidelines because such value reflects the fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Permissible Uses of Futures and Options on Futures Contracts
Each Fund may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Fund’s exposure to various currency, commodity, equity, or fixed-income markets. Each Fund may engage in futures trading in an effort to generate returns. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Fund determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns. Each Fund may purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.
Limitations on the Use of Futures, Options on Futures Contracts, and Swaps
All Funds except the Finisterre Emerging Markets Total Return Bond Fund. CFTC Rule 4.5 provides that an investment company does not meet the definition of “commodity pool operator” under the CEA if its use of futures contracts, options on futures contracts, and swaps is sufficiently limited that the fund can fall within one of two exclusions set out in Rule 4.5. Each Fund intends to limit its use of futures contracts, options on futures contracts, and swaps to the degree necessary to fall within one of the two exclusions. If a Fund is unable to do so, it may incur expenses that are necessary to comply with the CEA and the rules the CFTC has adopted under it
Finisterre Emerging Markets Total Return Bond Fund. The Finisterre Emerging Markets Total Return Bond Fund is deemed to be a regulated “commodity pool” under the CEA and, as a result, may invest in futures contracts, options on futures contracts, and swaps in excess of the limitations imposed by the CFTC under Rule 4.5.
Risk of Potential Government Regulation of Derivatives
It is possible that additional government regulation of various types of derivative instruments, including futures, options and swap agreements, may limit or prevent a fund from using such instruments as a part of its investment strategy, and could ultimately prevent a fund from being able to achieve its investment objective. It is difficult to predict the effects future legislation and regulation in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of a fund to use certain instruments as a part of its investment strategy.
Limits or restrictions applicable to the counterparties with which the funds engage in derivative transactions could also prevent the funds from using certain instruments.
21

Environmental, Social, and Governance Factors in the Selection of Portfolio Securities
(Applicable to all Funds or portions of the Funds, other than Government & High Quality Bond Fund, Government Money Market Fund, the portion of High Income Fund managed by Insight North America, LLC, Inflation Protection Fund, LargeCap S&P 500 Index Fund, Midcap S&P 400 Index Fund, the portion of MidCap Value I Fund managed by Victory Capital Management Inc., Money Market Fund, and SmallCap S&P 600 Index Fund.)
The portfolio managers of the Funds consider one or more environmental, social, and/or governance (“ESG”) factors along with other, non-ESG factors in making investment decisions. The consideration of ESG factors is intended to further the stated objective of the particular Funds. These ESG factors are generally no more significant than other factors in the investment selection process, such that ESG factors may not be determinative in deciding to include or exclude any particular investment in the portfolio. By way of example, environmental factors can include one or more of the following: climate change, natural resources, pollution and waste, and environmental opportunities. Social factors can include one or more of the following: human capital, product liability, stakeholder opposition, and social opportunities. Governance factors can include corporate governance and/or corporate behavior. Integration of ESG factors is qualitative and subjective by nature. There is no guarantee that the criteria used, or judgment exercised, will reflect the beliefs or values of any particular investor. Further, there is no assurance that any strategy or integration of ESG factors will be successful or profitable.
Further, the portfolio managers of the Finisterre Emerging Markets Total Return Bond Fund and a portion of the emerging market debt investments in the Diversified Income Fund use filtering techniques based on ESG criteria, which can result in the exclusion of companies that have exposures to certain controversial sectors. The exclusion of companies from the investable universe may, under certain circumstances, detract from investment performance.
Environmental, Social, and Governance Factors in the Selection of Investment Advisors and Asset Classes
The Diversified Income Fund is structured as an asset allocation fund, in which PGI is responsible for selecting sub-advisors and investment teams within PGI that, in turn, are responsible for selecting underlying investments. In selecting sub-advisors, investment teams, and asset classes, the PGI asset allocation team considers ESG factors. ESG factors are generally no more significant than other factors in the selection process, such that ESG factors may not be determinative in deciding to include or exclude any particular sub-advisor, investment team, or asset class in the portfolio. Integration of ESG factors is qualitative and subjective by nature. There is no guarantee that the criteria used, or judgment exercised, will reflect the beliefs or values of any particular investor. Further, there is no assurance that any strategy or integration of ESG factors will be successful or profitable.
Fixed-Income Securities
ETNs
Certain funds may invest in, or sell short, exchange-traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.
ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs, it will bear their proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. ETNs are also subject to tax risk. The Internal Revenue Service (“IRS”) and Congress are considering proposals that would change the timing and character of income and gains from ETNs. There may also be times when an ETN share trades at a premium or discount to its market benchmark or strategy.
Funding Agreements
Some Funds may invest in Guaranteed Investment Contracts (“GICs”) and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of an insurance company’s general account. The insurance company then credits to a Fund on a monthly basis guaranteed interest, which is based on an index (such as SOFR or a similar reference rate). The funding agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a funding agreement becomes part of the general assets of the insurance company. GICs are considered illiquid securities and will be subject to any limitations on such investments, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.
22

Generally, funding agreements are not assignable or transferable without the permission of the issuing company, and an active secondary market in some funding agreements does not currently exist. Investments in GICs are subject to the risks associated with fixed-income instruments generally, and are specifically subject to the credit risk associated with an investment in the issuing insurance company.
Inflation-Indexed Bonds
Some Funds may invest in inflation-indexed bonds or inflation protected debt securities, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semi-annual coupon. Inflation-indexed securities issued by the U.S. Treasury (Treasury Inflation Protected Securities or TIPS) have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Step-Coupon Securities
Each Fund may invest in step-coupon securities. Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. Market values of these types of securities generally fluctuate in response to changes in interest rates to a greater degree than conventional interest-paying securities of comparable term and quality. Under many market conditions, investments in such securities may be illiquid, making it difficult for a Fund to dispose of them or determine their current value.
“Stripped” Securities
Each Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities may be illiquid. Stripped securities may be considered derivative securities.
23

Structured Notes
Some Funds may invest in a broad category of instruments known as “structured notes.” These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or the principal and interest rate may vary from the stated rate because of changes in these factors. For example, the issuer’s obligations could be determined by reference to changes in the value of a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer’s obligations are determined by reference to changes over time in the difference (or “spread”) between two or more external factors (such as the U.S. prime lending rate and the total return of the stock market in a particular country, as measured by a stock index). In some cases, the issuer’s obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer’s interest payment obligations are reduced). In some cases, the issuer’s obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer’s obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the value of a stock index does not exceed some specified maximum), but if the external factor or factors change by more than the specified amount, the issuer’s obligations may be sharply reduced.
Structured notes can serve many different purposes in the management of a fund. For example, they can be used to increase a fund’s exposure to changes in the value of assets that a fund would not ordinarily purchase directly (such as stocks traded in a market that is not open to U.S. investors). They also can be used to hedge the risks associated with other investments a fund holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in a country’s stock market index, the value of the structured note would generally move in the opposite direction to the value of holdings of stocks in that market, thus moderating the effect of stock market movements on the value of a fund’s portfolio as a whole. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments.
Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. This risk is in addition to the risk that the issuer’s obligations (and thus the value of a fund’s investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer’s obligations are determined by reference to some multiple of the change in the external factor or factors. Structured notes also may be more difficult to accurately price than less complex securities and instruments or more traditional debt securities. Many structured notes have limited or no liquidity, so that a fund would be unable to dispose of the investment prior to maturity. As with all investments, successful use of structured notes depends in significant part on the accuracy of the analysis of those managing the fund’s investments of the issuer’s creditworthiness and financial prospects, and of their forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities apply. Structured notes may be considered derivative securities.
Zero-Coupon Securities
Each Fund may invest in zero-coupon securities. Zero-coupon securities have no stated interest rate and pay only the principal portion at a stated date in the future. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.
24

Foreign Currency Transactions
Options on Foreign Currencies
A Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. Each Fund may use options on foreign currencies to hedge against adverse changes in foreign currency conversion rates. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of the portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, a Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio. Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, a Fund could sustain losses or lesser gains on transactions in foreign currency options that would require a Fund to forgo a portion or all of the benefits of advantageous changes in those rates.
Each Fund also may write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the decline expected by a Fund occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset at least in part by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected by a Fund, will expire unexercised and allow a Fund to hedge the increased cost up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.
Futures on Currency
A foreign currency future provides for the future sale by one party and purchase by another party of a specified quantity of foreign currency at a specified price and time. A public market exists in futures contracts covering a number of foreign currencies. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.
Forward Foreign Currency Exchange Contracts
Each Fund may, but is not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts and exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.
The typical use of a forward contract is to “lock in” the price of a security in U.S. dollars or some other foreign currency which a Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.
Those managing the fund’s investments also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, each Fund may enter into “cross-currency” hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.
25

It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.
Foreign Securities
Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability, or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability; military action or unrest; or adverse diplomatic developments.
Asia-Pacific Countries
In addition to the risks of foreign investing and the risks of investing in emerging markets, the developing market Asia-Pacific countries in which a Fund may invest are subject to certain additional or specific risks. In the Asia-Pacific markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region, such as Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States.
Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision- making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and/or (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a heavy role in regulating and supervising the economy.
An additional risk common to most such countries is that the economy is heavily export-oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also present risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors. The legal systems in certain developing market Asia-Pacific countries also may have an adverse impact on a Fund. The rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.
China
Investing in China involves special considerations, including: the risk of nationalization or expropriation of assets or confiscatory taxation; greater governmental involvement in and control over the economy, interest rates and currency exchange rates; controls on foreign investment and limitations on repatriation of invested capital; greater social, economic and political uncertainty; dependency on exports and the corresponding importance of international trade; and currency exchange rate fluctuations. The government of China maintains strict currency controls in support of economic, trade and political objectives and regularly intervenes in the currency market. The government’s actions in this respect may not be transparent or predictable. Furthermore, it is difficult for foreign investors to directly access money market securities in China because of investment and trading restrictions. These and other factors may decrease the value and liquidity of a fund’s investments.
A fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). VIEs are not formally recognized under Chinese law and are subject to risks, such as the risk that China could cease to allow VIEs, could impose new restrictions on VIEs, or could deem the contractual arrangements of VIEs unenforceable. These risks could limit or eliminate the remedies and rights available to VIEs and their investors, such as a fund. If these risks materialize, the value of a fund’s investments in VIEs could be adversely affected, and a fund could incur significant losses with no available recourse.
26

Investments in Stock Connect and Bond Connect
Funds may invest in China A shares, which are shares of certain Chinese companies listed and traded through the Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a securities trading and clearing program established by Hong Kong Exchanges and Clearing Limited, the Shanghai Stock Exchange (“SSE”), the Shenzhen Stock Exchange (“SZSE”) and China Securities Depository and Clearing Corporation Limited, which seeks to provide mutual stock market access between Mainland China and Hong Kong. Trading through Stock Connect is subject to numerous restrictions and risks that could impair the Fund’s ability to invest in or sell China A shares and adversely affect the Fund’s performance, such as the following:
•China A shares generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules, regulations, and restrictions. Such securities may lose their eligibility, in which case they presumably could be sold but could no longer be purchased through Stock Connect. Market volatility and settlement difficulties in the China A share markets may result in significant fluctuations in the prices and liquidity of the securities traded on such markets. Further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Fund.
•Stock Connect is generally only available on business days when both the China and Hong Kong markets are open and when banking services are available in both markets on the corresponding settlement days. As a result, a Fund may not be able trade when it would be otherwise attractive to do so, and the Fund may not be able to dispose of its China A shares in a timely manner.
•Investing in China A shares is subject to Stock Connect’s clearance and settlement procedures, which could pose risks to the Fund. Certain requirements must be completed before the market opening, or a Fund cannot sell the shares on that trading day. Stock Connect also imposes quotas that limit aggregate net purchases on an exchange on a particular day, and an investor cannot purchase and sell the same security through Stock Connect on the same trading day. Once the daily quota is reached, orders to purchase additional China A shares through Stock Connect will be rejected. Such restrictions could limit a Fund’s ability to sell its China A shares in a timely manner, or to sell them at all.
•If a Fund holds 5% or more of a China A share issuer’s total shares through Stock Connect investments, the Fund must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. All accounts managed by the Funds’ Advisor and/or its affiliates will be aggregated for purposes of this 5% limitation, which makes it more likely that a Fund’s profits may be subject to these limitations.
•Stock Connect uses an omnibus clearing structure, and the Fund’s shares will be registered in its custodian’s name on the Central Clearing and Settlement System. This may limit the ability of the Fund’s advisor to effectively manage a Fund, and may expose the Fund to the credit risk of its custodian or to greater risk of expropriation. Investment in China A shares through Stock Connect may be available only through a single broker that is an affiliate of the Fund’s custodian, which may affect the quality of execution provided by such broker.
•China A shares purchased through Stock Connect will be held via a book entry omnibus account in the name of Hong Kong Securities Clearing Company Limited (“HKSCC”), Hong Kong’s clearing entity, and not the Fund’s name as the beneficial owner. Therefore, a Fund’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A shares may be limited. While Chinese regulations and the Hong Kong Stock Exchange have issued clarifications and guidance supporting the concept of beneficial ownership through Stock Connect, the interpretation of beneficial ownership in China by regulators and courts may continue to evolve.
•The Fund’s investments in China A shares through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. The Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Stock Connect. Investments in China A shares may not be covered by the securities investor protection programs of the exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. If the depository of the SSE and the SZSE defaulted, a Fund may not be able to recover fully its losses from the depository or may be delayed in receiving proceeds as part of any recovery process.
•Fees, costs and taxes imposed on foreign investors (such as the Fund) may be higher than comparable fees, costs and taxes imposed on owners of other securities that provide similar investment exposure. Trades using Stock Connect may also be subject to various fees, taxes and market charges imposed by Chinese market participants and regulatory authorities. Uncertainties in China’s tax rules related to the taxation of income and gains from investments in China A shares could result in unexpected tax liabilities for the Fund, and the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.
27

•Because trades of eligible China A shares on Stock Connect must be settled in Renminbi (RMB), the Chinese currency, Funds investing through Stock Connect will be exposed to RMB currency risks. The ability to hedge RMB currency risks may be limited. The RMB is subject to exchange control restrictions, and the Fund could be adversely affected by delays in converting currencies into RMB and vice versa.
•Because Stock Connect is in its early stages, the effect on the market for trading China A shares with the introduction of numerous foreign investors is currently unknown. Stock Connect is relatively new and may be subject to further interpretation and guidance. There can be no assurance as to Stock Connect’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns.
Funds may also invest in China Interbank bonds traded on the China Interbank Bond Market (“CIBM”) through the China - Hong Kong Bond Connect program (“Bond Connect”). In China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of investors (such as the Fund) in accounts maintained with maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai Clearing House). Investments using Bond Connect are subject to risks similar to those described above with respect to Stock Connect.
Europe
The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. Certain funds may invest in securities of issuers that are domiciled in, or have significant operations in, member countries of the Economic and Monetary Union of the European Union (the “EU”), which requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the emerging markets countries. Although certain European countries do not use the euro, many of these countries are obliged to meet the criteria for joining the euro zone. Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The United Kingdom (the "UK") departed the EU on January 31, 2020 (commonly referred to as "Brexit"). As a result of Brexit, the UK may be less stable than it had been in prior years, and investments in the UK may be more volatile due to economic uncertainty and currency exchange rate fluctuations. The impact of these actions by European countries, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of investments in the region.
Japan
Japanese investments may be significantly affected by events influencing Japan’s economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan’s economy fell into a long recession in the 1990s. After a few years of mild recovery in the mid-2000s, Japan’s economy fell into another recession as a result of the recent global economic crisis. Japan is heavily dependent on exports and foreign oil. Japan is located in a seismically active area, and in 2011 experienced an earthquake of a sizable magnitude and a tsunami that significantly affected important elements of its infrastructure and resulted in a nuclear crisis. Since these events, Japan’s financial markets have fluctuated dramatically. The full extent of the impact of these events on Japan’s economy and on foreign investment in Japan is difficult to estimate. Japan’s economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China, and Russia.
28

Latin America
Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. In addition, the political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. Certain Latin American countries may also have managed currencies, which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Finally, a number of Latin American countries are among the largest debtors of developing markets. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.
High Yield Securities
Each Fund may invest a portion of its assets in bonds that are rated below investment grade (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global Ratings. If the bond has been rated by only one of the rating agencies, that rating will determine the bond's rating; if the bond is rated differently by the rating agencies, the highest rating will be used; and if the bond has not been rated by either of the rating agencies, those selecting such investments will determine the bond's quality. Lower-rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. Issuers of high yield securities may be involved in restructurings or bankruptcy proceedings that may not be successful. If an issuer defaults, it may not be able to pay all or a portion of interest and principal owed to the fund, it may exchange the high yield securities owned by the fund for other securities, including equities, and/or the fund may incur additional expenses while seeking recovery of its investment. Some funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. Those managing the fund’s investments will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each fund has with regard to high yield bonds unless those managing the fund’s investments deem such securities to be the equivalent of investment-grade bonds. Some of the high yield securities consist of Rule 144A securities. High yield securities may contain any type of interest rate payment or reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and those with auction rate features.
Initial Public Offerings (“IPOs”)
An IPO is a company’s first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods. The limited number of shares available for trading in some IPOs may make it more difficult for a fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.
When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the fund. As the fund’s assets grow, the effect of the fund’s investments in IPOs on the fund’s performance probably will decline, which could reduce the fund’s performance. Because of the price volatility of IPO shares, a fund may choose to hold IPO shares for a very short period. This may increase the turnover of the fund’s portfolio and lead to increased expenses to the fund, such as commissions and transaction costs. By selling IPO shares, the fund may realize taxable gains it will subsequently distribute to shareholders.
29

Interfund Lending and Borrowing
The SEC has granted an exemption permitting Principal Funds to borrow money from and lend money to each other for temporary or emergency purposes. The loans are subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with a fund’s investment objectives and policies. Interfund loans and borrowings have a maximum duration of seven days. Loans may be called on one day’s notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The Board is responsible for overseeing and periodically reviewing the interfund lending program.
Inverse Floating Rate and Other Variable and Floating Rate Instruments
Each Fund may purchase variable and floating rate instruments. These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. These instruments may also include leveraged inverse floating rate debt instruments, or “inverse floaters”. The interest rate of an inverse floater resets in the opposite direction from the market rate of interest on a security or interest to which it is related. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest and is subject to many of the same risks as derivatives. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Certain of these investments may be illiquid. The absence of an active secondary market with respect to these investments could make it difficult for a Fund to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss with respect to such instruments.
Investment Company Securities
Securities of other investment companies, including shares of closed-end investment companies (including interval funds), unit investment trusts, various exchange-traded funds (“ETFs”), and other open-end investment companies, represent interests in professionally managed portfolios that may invest in a variety of instruments. Certain types of investment companies, such as certain closed-end investment companies, do not continuously offer their shares for sale (like open-end investment companies) but instead issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. An interval fund is a type of closed-end investment company that is continuously offered at net asset value, is not listed on an exchange, and only periodically offers to repurchase a limited amount of outstanding shares from its shareholders. Investing in interval funds involves liquidity risk, and the liquidity risk is even greater in interval funds that invest in securities of companies with smaller market capitalizations, derivatives, securities with substantial market and/or credit risk, or securities that are themselves illiquid. Other types of investment companies, such as ETFs, are continuously offered at net asset value but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves generally the same risks as investing directly in the underlying instruments. Investing in ETFs involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Shares of ETFs may trade at prices other than NAV.
A fund that invests in another investment company is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company, including its advisory and administrative fees. The fund would also continue to pay its own advisory fees and other expenses. Consequently, the fund and its shareholders would, in effect, absorb two levels of fees with respect to investments in other investment companies.
A fund may invest in affiliated underlying funds, and those who manage such fund's investments and their affiliates may earn different fees from different underlying funds and may have an incentive to allocate more fund assets to underlying funds from which they receive higher fees.
30

Master Limited Partnerships (“MLPs”)
An MLP is an entity that is generally taxed as a partnership for federal income tax purposes and that derives each year at least 90% of its gross income from “Qualifying Income”. Qualifying Income includes interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from commodities or commodity futures, and income and gain from mineral or natural resources activities that generate Qualifying Income. MLP interests (known as units) are traded on securities exchanges or over-the-counter. An MLP’s organization as a partnership and compliance with the Qualifying Income rules generally eliminates federal tax at the entity level.
An MLP has one or more general partners (who may be individuals, corporations, or other partnerships) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. Typically, the general partner is owned by company management or another publicly traded sponsoring corporation. When an investor buys units in an MLP, the investor becomes a limited partner. Holders of MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them.
The business of certain MLPs is affected by supply and demand for energy commodities because such MLPs derive revenue and income based upon the volume of the underlying commodity produced, transported, processed, distributed, and/ or marketed. Pipeline MLPs have indirect commodity exposure to oil and gas price volatility because, although they do not own the underlying energy commodity, the general level of commodity prices may affect the volume of the commodity the MLP delivers to its customers and the cost of providing services such as distributing natural gas liquids. The costs of natural gas pipeline MLPs to perform services may exceed the negotiated rates under “negotiated rate” contracts. Processing MLPs may be directly affected by energy commodity prices. Propane MLPs own the underlying energy commodity, and therefore have direct exposure to energy commodity prices. The MLP industry in general could be hurt by market perception that MLP’s performance and valuation are directly tied to commodity prices.
Pipeline MLPs are common carrier transporters of natural gas, natural gas liquids (primarily propane, ethane, butane and natural gasoline), crude oil or refined petroleum products (gasoline, diesel fuel and jet fuel). Pipeline MLPs also may operate ancillary businesses such as storage and marketing of such products. Pipeline MLPs derive revenue from capacity and transportation fees. Historically, pipeline output has been less exposed to cyclical economic forces due to its low-cost structure and government-regulated nature. In addition, most pipeline MLPs have limited direct commodity price exposure because they do not own the product being shipped.
Processing MLPs are gatherers and processors of natural gas as well as providers of transportation, fractionation and storage of natural gas liquids (“NGLs”). Processing MLPs derive revenue from providing services to natural gas producers, which require treatment or processing before their natural gas commodity can be marketed to utilities and other end user markets. Revenue for the processor is fee based, although it is not uncommon to have some participation in the prices of the natural gas and NGL commodities for a portion of revenue.
Propane MLPs are distributors of propane to homeowners for space and water heating. Propane MLPs derive revenue from the resale of the commodity on a margin over wholesale cost. The ability to maintain margin is a key to profitability. Propane serves approximately 3% of the household energy needs in the United States, largely for homes beyond the geographic reach of natural gas distribution pipelines. Approximately 70% of annual cash flow is earned during the winter heating season (October through March). Accordingly, volumes are weather dependent, but have utility type functions similar to electricity and natural gas.
31

MLPs operating interstate pipelines and storage facilities are subject to substantial regulation by the Federal Energy Regulatory Commission (“FERC”), which regulates interstate transportation rates, services and other matters regarding natural gas pipelines including: the establishment of rates for service; regulation of pipeline storage and liquified natural gas facility construction; issuing certificates of need for companies intending to provide energy services or constructing and operating interstate pipeline and storage facilities; and certain other matters. FERC also regulates the interstate transportation of crude oil, including: regulation of rates and practices of oil pipeline companies; establishing equal service conditions to provide shippers with equal access to pipeline transportation; and establishment of reasonable rates for transporting petroleum and petroleum products by pipeline. Certain MLPs regulated by the FERC have the right, but are not obligated, to redeem common units held by an investor who is not subject to U.S. federal income taxation. The financial condition and results of operations of an MLP that redeems its common units could be adversely impacted.
MLPs are subject to various federal, state and local environmental laws and health and safety laws as well as laws and regulations specific to their particular activities. These laws and regulations address: health and safety standards for the operation of facilities, transportation systems and the handling of materials; air and water pollution requirements and standards; solid waste disposal requirements; land reclamation requirements; and requirements relating to the handling and disposition of hazardous materials. MLPs are subject to the costs of compliance with such laws applicable to them, and changes in such laws and regulations may adversely affect their results of operations.
MLPs may be subject to liability relating to the release of substances into the environment, including liability under federal “Superfund” and similar state laws for investigation and remediation of releases and threatened releases of hazardous materials, as well as liability for injury and property damage for accidental events, such as explosions or discharges of materials causing personal injury and damage to property. Such potential liabilities could have a material adverse effect upon the financial condition and results of operations of MLPs.
MLPs are subject to numerous business related risks, including: deterioration of business fundamentals reducing profitability due to development of alternative energy sources, consumer sentiment with respect to global warming, changing demographics in the markets served, unexpectedly prolonged and precipitous changes in commodity prices and increased competition that reduces the MLP’s market share; the lack of growth of markets requiring growth through acquisitions; disruptions in transportation systems; the dependence of certain MLPs upon the energy exploration and development activities of unrelated third parties; availability of capital for expansion and construction of needed facilities; a significant decrease in natural gas production due to depressed commodity prices or otherwise; the inability of MLPs to successfully integrate recent or future acquisitions; and the general level of the economy.
Municipal Obligations and AMT-Subject Bonds
Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities. The interest on Municipal Obligations is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are: Municipal Bonds, that generally have a maturity at the time of issue of one year or more; Municipal Notes, that generally have a maturity at the time of issue of six months to three years; and Municipal Commercial Paper, that generally has a maturity at the time of issue of 30 to 270 days.
The term “Municipal Obligations” includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and electric utilities. Other public purposes for which Municipal Obligations are issued include refunding outstanding obligations, obtaining funds for general operating expenses, and lending such funds to other public institutions and facilities. To the extent that a fund invests a significant portion of its assets in municipal obligations issued in connection with a single project, the fund likely will be affected by the economic, business or political environment of the project.
AMT-Subject Bonds are industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. They are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal individual alternative minimum tax.
32

Municipal Bonds
Municipal Bonds may be either “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Funds may also invest in “moral obligation” bonds that are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.
Municipal Commercial Paper
Municipal Commercial Paper refers to short-term obligations of municipalities that may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing. Generally they are repaid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.
Municipal Notes
Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes, or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer’s receipt of the anticipated revenues. Other notes include “Construction Loan Notes” issued to provide construction financing for specific projects, and “Bank Notes” issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes (“Project Notes”) are issued by local agencies under a program administered by the U.S. Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.
•Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.
•Bond Anticipation Notes (“BANs”) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer’s access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.
•    Construction Loan Notes are issued to provide construction financing for specific projects. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment by the Government National Mortgage Association (“GNMA”) to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The California Municipal and Tax-Exempt Bond Funds will only purchase construction loan notes that are subject to GNMA or bank purchase commitments.
•Revenue Anticipation Notes (“RANs”) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer’s ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.
•Tax Anticipation Notes (“TANs”) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer’s capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer’s ability to meet its obligations on outstanding TANs.
33

Other Municipal Obligations
Other kinds of Municipal Obligations are occasionally available in the marketplace, and the fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned.
Stand-By Commitments
Funds may acquire stand-by commitments with respect to municipal obligations held in their respective portfolios. Under a stand-by commitment, a broker-dealer, dealer, or bank would agree to purchase, at the relevant funds’ option, a specified municipal security at a specified price. Thus, a stand-by commitment may be viewed as the equivalent of a put option acquired by a fund with respect to a particular municipal security held in the fund’s portfolio.
The amount payable to a fund upon its exercise of a stand-by commitment normally would be 1) the acquisition cost of the municipal security (excluding any accrued interest that the fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the fund owned the security, plus, 2) all interest accrued on the security since the last interest payment date during the period the security was owned by the fund. Absent unusual circumstances, the fund would value the underlying municipal security at amortized cost. As a result, the amount payable by the broker-dealer, dealer or bank during the time a stand-by commitment is exercisable would be substantially the same as the value of the underlying municipal obligation.
A fund’s right to exercise a stand-by commitment would be unconditional and unqualified. Although a fund could not transfer a stand-by commitment, it could sell the underlying municipal security to a third party at any time. It is expected that stand-by commitments generally will be available to the funds without the payment of any direct or indirect consideration. The funds may, however, pay for stand-by commitments if such action is deemed necessary. In any event, the total amount paid for outstanding stand-by commitments held in a fund’s portfolio would not exceed 0.50% of the value of a fund’s total assets calculated immediately after each stand-by commitment is acquired.
The funds intend to enter into stand-by commitments only with broker-dealers, dealers, or banks that those managing the fund’s investments believe present minimum credit risks. A fund’s ability to exercise a stand-by commitment will depend upon the ability of the issuing institution to pay for the underlying securities at the time the stand-by commitment is exercised. The credit of each institution issuing a stand-by commitment to a fund will be evaluated on an ongoing basis by those managing the fund’s investments.
A fund intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its right thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation of the underlying municipal security. Each stand-by commitment will be valued at zero in determining net asset value. Should a fund pay directly or indirectly for a stand-by commitment, its costs will be reflected in realized gain or loss when the commitment is exercised or expires. The maturity of a municipal security purchased by a fund will not be considered shortened by any stand-by commitment to which the obligation is subject. Thus, stand-by commitments will not affect the dollar-weighted average maturity of a fund’s portfolio.
Variable and Floating Rate Obligations
Certain Municipal Obligations, obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permitting the fund to redeem at par.
The fund’s right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. Those managing the fund’s investments monitor on an ongoing basis the pricing, quality, and liquidity of such instruments and similarly monitor the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the fund treats the maturity of each variable rate demand obligation as the longer of a) the notice period required before the fund is entitled to payment of the principal amount through demand or b) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.
34

Funds may purchase participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. A fund has the right to demand payment on seven days’ notice, for all or any part of the fund’s participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the fund.
Risks of Municipal Obligations
The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. The fund’s ability to achieve its investment objective also depends on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.
Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act. They are also subject to federal or state laws, if any, which extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.
From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals will be introduced in the future. If such a proposal was enacted, the ability of the fund to pay “exempt interest” dividends may be adversely affected. The fund would reevaluate its investment objective and policies and consider changes in its structure.
Special Considerations Relating to California Municipal Obligations
The California Municipal Fund concentrates its investments in California municipal obligations, and therefore may be significantly impacted by political, economic, or regulatory developments that affect issuers in California and their ability to pay principal and interest on their obligations. The ability of issuers to pay interest on, and repay principal of, California municipal obligations may be affected by 1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, 2) voter initiatives, 3) a wide variety of California laws and regulations, including laws related to the operation of health care institutions and laws related to secured interests in real property, and 4) the general financial condition of the State of California and the California economy. The Tax-Exempt Bond Fund also invests in California municipal obligations.
Taxable Investments of the Municipal Funds
The California Municipal and Tax-Exempt Bond Funds may invest a portion of their assets, as described in the Prospectus, in taxable short-term investments consisting of: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic bank certificates of deposit and bankers’ acceptances, short-term corporate debt securities such as commercial paper, and repurchase agreements (“Taxable Investments”). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least “A” by S&P Global or “Prime” by Moody’s or, if not rated, must be issued by companies having an outstanding debt issue rated at least “A” by S&P Global or Moody’s; corporate bonds and debentures must be rated at least “A” by S&P Global or Moody’s. Interest earned from Taxable Investments is taxable to investors. When, in the opinion of the Fund’s Manager, it is advisable to maintain a temporary “defensive” posture, the California Municipal and Tax-Exempt Bond Funds may invest without limitation in Taxable Investments. At other times, the following investments will not exceed 20% of the Fund’s total assets: Taxable Investments; Municipal Obligations that do not meet quality standards required for the 80% portion of the portfolio; and Municipal Obligations, the interest on which is treated as a tax preference item for purposes of the federal individual alternative minimum tax.
Insurance
The insured municipal obligations in which the California Municipal and Tax-Exempt Bond Funds may invest are insured under insurance policies that relate to the specific municipal obligation in question. This insurance is generally non-cancelable and will continue in force so long as the municipal obligations are outstanding, and the insurer remains in business.
35

The insured municipal obligations are generally insured as to the scheduled payment of all installments of principal and interest as they fall due. The insurance covers only credit risk and therefore does not guarantee the market value of the obligations in a Fund’s investment portfolio or a Fund’s NAV. The Fund’s NAV will continue to fluctuate in response to fluctuations in interest rates. A Fund’s investment policy requiring investment in insured municipal obligations will not affect the Fund’s ability to hold its assets in cash or to invest in escrow-secured and defeased bonds or in certain short-term tax-exempt obligations, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis.
Pay-in-Kind Securities
Each Fund may invest in pay-in-kind securities. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are usually issued and traded at a discount from their face amounts. The amount of the discount varies depending on various factors, such as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security, and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.
Portfolio Turnover (Active Trading)
Portfolio turnover is a measure of how frequently a portfolio’s securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio’s purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.
It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.
Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio’s holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.
Higher portfolio turnover rates generally increase transaction costs that are expenses of the Fund. Active trading may generate short-term gains (losses) for taxable shareholders.
36

The following Funds had significant variation in portfolio turnover rates over the two most recently completed fiscal years:

Fund/Portfolio	2023 Turnover	2022 Turnover	Comments
Government & High Quality Bond	128.0%	352.1%	Turnover decreased in 2023 relative to 2022 due to a decrease in flows and trading as well as a change in portfolio allocation.
Principal LifeTime Strategic Income	11.8%	33.6%	Turnover decreased in 2023 due to fewer strategic trades placed compared to 2022.
Principal LifeTime 2015	14.5%	29.2%	Turnover decreased in 2023 due to fewer strategic trades placed compared to 2022.
Principal LifeTime 2020	9.8%	25.2%	Turnover decreased in 2023 due to fewer strategic trades placed compared to 2022.
Principal LifeTime 2030	11.2%	31.1%	Turnover decreased in 2023 due to fewer strategic trades placed compared to 2022.
Principal LifeTime 2045	11.4%	23.8%	Turnover decreased in 2023 due to fewer strategic trades placed compared to 2022.
Principal LifeTime 2050	10.6%	26.9%	Turnover decreased in 2023 due to fewer strategic trades placed compared to 2022.
Principal LifeTime 2055	10.3%	22.6%	Turnover decreased in 2023 due to fewer strategic trades placed compared to 2022.
Principal LifeTime 2060	10.6%	21.7%	Turnover decreased in 2023 due to fewer strategic trades placed compared to 2022.
SAM Conservative Balanced	25.5%	55.3%	Turnover was lower in 2023 relative to 2022 due to a strategic asset allocation change in 2022. Turnover in 2023 is in line with the advisor’s expectations.
SAM Conservative Growth	25.6%	52.4%	Turnover was lower in 2023 relative to 2022 due to a strategic asset allocation change in 2022. Turnover in 2023 is in line with the advisor’s expectations.
SAM Flexible Income	20.8%	57.3%	Turnover was lower in 2023 relative to 2022 due to a strategic asset allocation change in 2022. Turnover in 2023 is in line with the advisor’s expectations.
Preferred Securities
Preferred securities can include: traditional preferred securities, hybrid-preferred securities, $25 par hybrid preferred securities, baby bonds, U.S. dividend received deduction (“DRD”) preferred stock, fixed rate and floating rate adjustable preferred securities, step-up preferred securities, public and 144A $1000 par capital securities including U.S. agency subordinated debt issues, trust originated preferred securities, monthly income preferred securities, quarterly income bond securities, quarterly income debt securities, quarterly income preferred securities, corporate trust securities, public income notes, and other trust preferred securities.
•Traditional Preferred Securities. Traditional preferred securities may be issued by an entity taxable as a corporation and pay fixed or floating rate dividends. However, these claims are subordinated to more senior creditors, including senior debt holders. “Preference” means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. Preferred securities share many investment characteristics with both common stock and bonds.
•Hybrid or Trust Preferred Securities. Hybrid-preferred securities are debt instruments that have characteristics similar to those of traditional preferred securities (characteristics of both subordinated debt and preferred stock). Hybrid preferred securities may be issued by corporations, generally in the form of interest-bearing instruments with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated business trusts or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Hybrid preferred holders generally have claims to assets in a corporate liquidation that are senior to those of traditional preferred securities but subordinate to those of senior debt holders. Certain subordinated debt and senior debt issues that have preferred characteristics are also considered to be part of the broader preferred securities market.
37

Preferred securities may be issued by trusts (likely one that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company) or other special purpose entities established by operating companies, and are therefore not direct obligations of operating companies. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its preferred securities to purchase, for example, subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure may be that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.
Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a fund, to sell their holdings. The condition of the financial institution can be looked to identify the risks of trust preferred securities as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a fund.
•Floating Rate Preferred Securities. Floating rate preferred securities provide for a periodic adjustment in the interest rate paid on the securities. The terms of such securities provide that interest rates are adjusted periodically based upon an interest rate adjustment index. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as a change in the short-term interest rate. Because of the interest rate reset feature, floating rate securities provide the Fund with a certain degree of protection against rising interest rates, although the interest rates of floating rate securities will participate in any declines in interest rates as well.
If a portion of a fund’s income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the fund may be eligible for the corporate dividends-received deduction for corporate shareholders. In addition, distributions reported by a fund as derived from qualified dividend income (“QDI”) will be taxed in the hands of individuals at the reduced rates applicable to net capital gains, provided certain holding period and other requirements are met by both the shareholder and the fund. Dividend income that a fund receives from REITs, if any, will generally not be treated as QDI and will not qualify for the corporate dividends-received deduction. It is unclear the extent to which distributions a fund receives from investments in certain preferred securities will be eligible for treatment as QDI or for the corporate dividends-received deduction. A fund cannot predict at this time what portion, if any, of its dividends will qualify for the corporate dividends-received deduction or be eligible for the reduced rates of taxation applicable to QDI.
Real Estate Investment Trusts (“REITs”)
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. U.S. REITs are allowed to eliminate corporate level federal tax so long as they meet certain requirements of the Internal Revenue Code. Foreign REITs (“REIT-like”) entities may have similar tax treatment in their respective countries. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make and/or invests in construction, development, and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are not diversified, are dependent upon management skill, are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act. In addition, foreign REIT-like entities will be subject to foreign securities risks. (See “Foreign Securities”).
38

Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and Sale-Buybacks
Each Fund may invest in repurchase and reverse repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected fund bears a risk of loss. To minimize such risks, the fund enters into repurchase agreements only with parties those managing the fund’s investments deem creditworthy (those that are large, well-capitalized, and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the acquisition price the Funds pay to the seller of the securities.
In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.” A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to each Fund’s limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by those managing the fund’s investments.
Each Fund may use reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. A Fund will enter into reverse repurchase agreements only with parties that those managing the fund's investments deem creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund.
A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: 1) be collateralized by the same types of underlying mortgages; 2) be issued by the same agency and be part of the same program; 3) have a similar original stated maturity; 4) have identical net coupon rates; 5) have similar market yields (and therefore price); and 6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
Each Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security.
39

Restricted and Illiquid Securities
A Fund may experience difficulty in valuing and selling illiquid securities and, in some cases, may be unable to value or sell certain illiquid securities for an indefinite period of time. Illiquid securities may include a wide variety of investments, such as (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features), (2) OTC options contracts and certain other derivatives (including certain swap agreements), (3) fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), (4) loan interests and other direct debt instruments, (5) certain municipal lease obligations, (6) commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act, (7) thinly-traded securities, and (8) securities whose resale is restricted under the federal securities laws or contractual provisions (including restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers). Generally, restricted securities may be sold only in a public offering for which a registration statement has been filed and declared effective or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund that owns restricted securities may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a restricted security. If adverse market conditions were to develop during such a period, the Fund might obtain a less favorable price than existed when it decided to sell.
Illiquid and restricted securities are priced at fair value as determined in good faith by PGI as the Funds’ valuation designee, subject to the Board’s oversight. As described above, some of the Funds have adopted investment restrictions that limit investments in illiquid securities.
Royalty Trusts
A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could harm the performance and limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts’ expenses.
Securitized Products - Mortgage- and Asset-Backed Securities
The yield characteristics of the mortgage- and asset-backed securities in which a Fund may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by a Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.
In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.
The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation (“CMO”) may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity, and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a CMO to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.
40

Each Fund may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CBOs, CLOs, and other CDOs are types of asset-backed securities. A CBO is a trust that is often backed by a diversified pool of high risk, below-investment-grade fixed-income securities. The collateral can be from many different types of fixed-income securities, such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities, and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs, and other CDOs may charge management fees and administrative expenses.
Short Sales
A short sale involves the sale by a fund of a security that it does not own with the expectation of covering settlement by purchasing the same security at a later date at a lower price. A fund may also enter into a short position by using a derivative instrument, such as a future, forward, or swap agreement. If the price of the security or derivative increases prior to the time the fund is required to replace the borrowed security, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the broker. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the value of the investment.
A “short sale against the box” is a technique that involves selling either a security owned by a fund, or a security equivalent in kind and amount to the security sold short that the fund has the right to obtain, at no additional cost, for delivery at a specified date in the future. Each fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short against the box increases prior to the scheduled delivery date, a fund will lose money.
Special Purpose Acquisition Companies (“SPACs”)
Each Fund may invest in securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC or similar entity generally maintains assets (less a portion retained to cover expenses) in a trust account comprised of U.S. government securities, money market securities, and cash, and similar investments whose returns or yields may be significantly lower than those of the Fund’s other investments. Because SPACs and similar entities are in essence blank-check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition, which may not occur. For example, even if an acquisition or merger target is identified, the Fund may elect not to participate in, or vote to approve, the proposed transaction. Moreover, an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value.
SPACs are also subject to the following additional risks:
•The risk that, in the case of SPACs used as an opportunity for startups to go public without going through the traditional IPO process, such startups may become publicly traded with potentially less due diligence than what is typical in a traditional IPO through an underwriter and may not be experienced in facing the challenges, expenses and risks of being a public company, including the increased regulatory and financial scrutiny and the need to comply with applicable governance and accounting requirements.
•SPAC sponsors may have a potential conflict of interest to complete a deal that may be unfavorable for other investors in the SPAC. For example, SPAC sponsors often own warrants to acquire additional shares of the company at a fixed price, and the exercise by the SPAC sponsor of its warrants may dilute the value of the equity interests of other investors in the SPAC.
•Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices.
•Only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a lower price. Investments in SPACs may include private placements, including PIPEs, and, accordingly, may be considered illiquid and/or be subject to restrictions on resale.
•Values of investments in SPACs may be highly volatile and may depreciate significantly over time.
41

Supranational Entities
Each Fund may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies.
Synthetic Securities
Incidental to other transactions in fixed income securities and/or for investment purposes, a Fund also may combine options on securities with cash, cash equivalent investments or other fixed income securities in order to create “synthetic” securities which approximate desired risk and return profiles. This may be done where a “non-synthetic” security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain non-U.S. governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to non-U.S. withholding taxes). A Fund also may purchase forward non-U.S. exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic non-U.S. currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities either are not available in non-U.S. markets or possess undesirable characteristics. The use of synthetic bonds and other synthetic securities may involve risks different from, or potentially greater than, risks associated with direct investments in securities and other assets. Synthetic securities may increase other Fund risks, including market risk, liquidity risk, and credit risk, and their value may or may not correlate with the value of the relevant underlying asset.
Temporary Defensive Measures/Money Market Instruments
The Government Money Market and Money Market Funds invest all of their available assets in money market instruments maturing in 397 days or less, with certain exceptions permitted by applicable regulations. In addition, each Fund may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity, or in adverse market conditions. Following are descriptions of the types of money market instruments that each Fund may purchase:
•U.S. Government Securities - Securities issued or guaranteed by the U.S. government, including treasury bills, notes, and bonds.
•U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.
•U.S. agency obligations include, but are not limited to, the Bank for Cooperatives, Federal Home Loan Banks, and Federal Intermediate Credit Banks.
•U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.
Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.
•Bank Obligations - Certificates of deposit, time deposits and bankers’ acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of those managing the fund’s investments, are of comparable quality. A Fund may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.
Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.
42

Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality. A Fund only buys short-term instruments where the risks of adverse governmental action are believed by those managing the fund’s investments to be minimal. A Fund considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund.
A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers’ acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer, or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.
•Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.
•Short-term Corporate Debt - Corporate notes, bonds, and debentures that at the time of purchase have 397 days or less remaining to maturity, with certain exceptions permitted by applicable regulations.
•Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.
•Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.
U.S. Government and U.S. Government-Sponsored Securities
U.S. government securities refers to a variety of debt securities issued by or guaranteed by the U.S. Treasury, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), and are supported by the full faith and credit of the United States meaning that the U.S. government is required to repay the principal in the event of default. Others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. The U.S. government does not guarantee the market price of any U.S. government security.
Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury nor supported by the full faith and credit of the U.S. government.
U.S. government securities and U.S. government-sponsored securities may be adversely impacted by changes in interest rates or a default by or decline in the credit rating of the applicable government-sponsored entity. There is no assurance that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight, and/or other consequences that could adversely affect the credit quality, availability, or investment character of securities issued by these entities. The value and liquidity of U.S. government securities may be affected adversely by changes in the ratings of those securities.
43

Warrants and Rights
The Funds may invest in warrants and rights. A warrant is an instrument that gives the holder a right to purchase a given number of shares of a particular security at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price.
When-Issued, Delayed Delivery, and Forward Commitment Transactions
Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made.
When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery, or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.
44

LEADERSHIP STRUCTURE AND BOARD
PFI's Board has overall responsibility for overseeing PFI's operations in accordance with the 1940 Act, other applicable laws, and PFI's charter. Each Board Member serves on the Boards of the following investment companies: Principal Funds, Inc. (“PFI”), Principal Variable Contracts Funds, Inc. (“PVC”), Principal Exchange-Traded Funds (“PETF”), and Principal Real Asset Fund (“PRA”), which are collectively referred to in this SAI as the “Fund Complex.” Board Members who are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Funds (as defined in the 1940 Act) and are referred to in this SAI as “Interested Board Members.” Board Members who are not Interested Board Members are referred to as “Independent Board Members.”
Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14, 2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion. The Board elects officers to supervise the day-to-day operations of the Fund Complex. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
The Board meets in regularly scheduled meetings eight times throughout the year. Board meetings may occur in-person, by telephone, or virtually. In addition, the Board holds special meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. Independent Board Members also meet annually to consider renewal of advisory contracts.
The Chairman of the Board is an interested person of the Fund Complex. The Independent Board Members have appointed a Lead Independent Board Member whose role is to review and approve, with the Chairman, each Board meeting’s agenda and to facilitate communication between and among the Independent Board Members, management, and the full Board. The Board’s leadership structure is appropriate for the Fund Complex given its characteristics and circumstances, including the number of portfolios, variety of asset classes, net assets, and distribution arrangements. The appropriateness of this structure is enhanced by the establishment and allocation of responsibilities among the following Committees, which report their activities to the Board on a regular basis.
45

Committee and Independent Board Members	Primary Purpose and Responsibilities	Meetings Held During the Last Fiscal Year
15(c) Committee Karen McMillan, Chair Katharin S. Dyer Fritz S. Hirsch Padelford L. Lattimer	The Committee’s primary purpose is to assist the Board in performing the annual review of the Funds’ advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee is responsible for requesting and reviewing related materials.	6
Audit Committee Victor L. Hymes, Chair Craig Damos Frances P. Grieb Elizabeth A. Nickels	The Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting, and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also facilitates communication among the independent registered public accountants, PGI’s internal auditors, Fund Complex management, and the Board.	9
Executive Committee Kamal Bhatia, Chair Craig Damos Patrick G. Halter	The Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex’s business except the power to 1) issue stock, except as permitted by law; 2) recommend to the shareholders any action that requires shareholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange that does not require shareholder approval.	None
Nominating and Governance Committee Elizabeth A. Nickels, Chair Craig Damos Fritz S. Hirsch Victor L. Hymes Karen McMillan	The Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees. The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee’s nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://secure02.principal.com/publicvsupply/GetFile?fm=MM13013&ty=VOP&EXT=.VOP. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Funds as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
	When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an “interested person” of the Funds as defined in the 1940 Act; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.	5
Operations Committee Padelford L. Lattimer, Chair Katharin S. Dyer Karen McMillan	The Committee’s primary purpose is to review and oversee the provision of administrative and distribution services to the Fund Complex, communications with the Fund Complex’s shareholders, and the Fund Complex’s operations.	4

46

Risk oversight forms part of the Board’s general oversight of the Fund Complex. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds' compliance program and reports to the Board regarding compliance matters for the Funds and principal service providers. As part of its regular oversight functions, the Board, directly or through a committee, interacts with and reviews reports from, among others: Fund Complex management, sub-advisors, the Chief Compliance Officer, the independent registered public accounting firm, and internal auditors for PGI or its affiliates, as appropriate. The Board, with the assistance of management and PGI, reviews investment policies and risks in connection with its review of Fund Complex performance. In addition, as part of the Board’s periodic review of advisory, sub-advisory, and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board has designated PGI as the Funds’ valuation designee, as permitted by SEC Rule 2a-5, where PGI is responsible for the day-to-day valuation and oversight responsibilities of the Funds, subject to the Board’s oversight. PGI has established a Valuation Committee to fulfill its oversight responsibilities as the Funds’ valuation designee.
Each Board Member has significant prior senior management and/or board experience. Board Members are selected and retained based upon their skills, experience, judgment, analytical ability, diligence, and ability to work effectively with other Board Members, a commitment to the interests of shareholders, and, for each Independent Board Member, a demonstrated willingness to take an independent and questioning view of management. In addition to these general qualifications, the Board seeks members who build upon the Board’s diversity. Below is a brief discussion of the specific education, experience, qualifications, or skills that led to the conclusion that each person identified below should serve as a Board Member. As required by rules adopted under the 1940 Act, the Independent Board Members select and nominate all candidates for Independent Board Member positions.
Independent Board Members
Craig Damos. Mr. Damos has served as an Independent Board Member of the Fund Complex since 2008. Since 2011, Mr. Damos has served as the President of C.P. Damos Consulting, LLC (doing business as Craig Damos Consulting). He has also served as a director of the employees’ stock ownership plan of the Baker Group since 2020. Mr. Damos served as President and Chief Executive Officer of Weitz Company from 2006 to 2010; Vertical Growth Officer of Weitz Company from 2004 to 2006; and Chief Financial Officer of Weitz Company from 2000 to 2004. From 2005 to 2008, Mr. Damos served as a director of West Bank. Through his education, employment experience, and experience as a board member, Mr. Damos is experienced with financial, accounting, regulatory, and investment matters.
Katharin S. Dyer. Ms. Dyer has served as an Independent Board Member of the Fund Complex since 2023. She is the founder and Chief Executive Officer of PivotWise, a firm providing strategic advice focused on digital transformation. Ms. Dyer currently serves as a director of Liquidity Services and the Grameen Foundation. She was formerly employed by IBM Global Services as a Global Partner and a member of the senior leadership team from 2016 to 2018. Ms. Dyer was a member of the Global Management Team at American Express Company from 2013 to 2015. Through her education, employment experience, and experience as a board member, Ms. Dyer is experienced with financial, information and digital technology, investment, and regulatory matters.
Frances P. Grieb. Ms. Grieb has served as an Independent Board Member of the Fund Complex since 2023. Ms. Grieb currently serves as a director of First Interstate BancSystem, Inc. and the National Advisory Board of the College of Business at the University of Nebraska at Omaha. She is a member of the American Institute of Certified Public Accountants and the National Association of Corporate Directors. From 2014 to 2022, she served as a director of Great Western Bancorp, Inc. Ms. Grieb is a retired partner having served in various leadership roles at Deloitte LLP from 1982 to 2010. Ms. Grieb is a retired Certified Public Accountant. Through her education, employment experience, and experience as a board member, Ms. Grieb is experienced with financial, accounting, investment, and regulatory matters.
Fritz S. Hirsch. Mr. Hirsch has served as an Independent Board Member of the Fund Complex since 2005. From 2011 to 2015, Mr. Hirsch served as CEO of MAM USA. He served as President and Chief Executive Officer of Sassy, Inc. from 1986 to 2009, and Chief Financial Officer of Sassy, Inc. from 1983 to 1985. Through his education, employment experience, and experience as a board member, Mr. Hirsch is experienced with financial, accounting, regulatory, and investment matters.
Victor L. Hymes. Mr. Hymes has served as an Independent Board Member of the Fund Complex since 2020. He currently serves as Founder, Chief Executive Officer, and Chief Investment Officer of Legato Capital Management, LLC. Over the past thirty years, Mr. Hymes has served in the roles of CEO, COO, CIO, portfolio manager, and other senior management positions with investment management firms, including Zurich Scudder Investments, Inc., Goldman, Sachs & Co., and Kidder, Peabody & Co. Mr. Hymes has served on numerous boards and has chaired four investment committees over the past two decades. Through his education, employment experience, and experience as a board member, Mr. Hymes is experienced with financial, accounting, regulatory, and investment matters.
47

Padelford L. Lattimer. Mr. Lattimer has served as an Independent Board Member of the Fund Complex since 2020. He currently serves as Managing Partner for TBA Management Consulting LLC. For more than twenty years, Mr. Lattimer served in various capacities at financial services companies, including as a senior managing director for TIAA Cref Asset Management (2004-2010), First Vice President at Mellon Financial Corporation (2002-2004), and in product management roles at Citibank (2000-2002). Through his education, employment experience, and experience as a board member, Mr. Lattimer is experienced with financial, regulatory, and investment matters.
Karen McMillan. Ms. McMillan has served as an Independent Board Member of the Fund Complex since 2014. Ms. McMillan is the founder and owner of Tyche Consulting LLC. She served as a Managing Director of Patomak Global Partners, LLC from 2014 to 2021. From 2007 to 2014, Ms. McMillan served as general counsel to the Investment Company Institute. Prior to that (from 1999-2007), she worked as an attorney in private practice, specializing in the mutual fund industry. From 1991 to 1999, she served in various roles as counsel at the SEC, Division of Investment Management, including as Assistant Chief Counsel. Through her professional education, experience as an attorney, and experience as a board member, Ms. McMillan is experienced in financial, investment, and regulatory matters.
Elizabeth A. Nickels. Ms. Nickels has served as an Independent Board Member of the Fund Complex since 2015. From 2000 to 2022, Ms. Nickels served as a director of SpartanNash. From 2008 to 2017, she served as a director of the not-for-profit Spectrum Health System; from 2014 to 2016, she served as a director of Charlotte Russe; from 2014 to 2015, she served as a director of Follet Corporation; and from 2013 to 2015, she served as a director of PetSmart. Ms. Nickels was formerly employed by Herman Miller, Inc. in several capacities: from 2012 to 2014, as the Executive Director of the Herman Miller Foundation; from 2007 to 2012, as President of Herman Miller Healthcare; and from 2000 to 2007, as Chief Financial Officer. Through her education, employment experience, and experience as a board member, Ms. Nickels is experienced with financial, accounting, and regulatory matters.
Interested Board Members
Kamal Bhatia. Mr. Bhatia has served as Chair of the Fund Complex since 2023. He has also served as President and Chief Executive Officer of the Fund Complex since 2019. Since February 2024, Mr. Bhatia has served as the President Chief Executive Officer for Principal Asset Management. He served as Senior Executive Managing Director - Global Head of Investments for Principal Asset ManagementSM in 2023 and a Senior Executive Director and Chief Operating Officer of Principal Asset ManagementSM from 2019 to 2023. Mr. Bhatia joined Principal® in 2019 and serves as a director of numerous Principal® affiliates. From 2011 to 2019, he was a Senior Vice President for Oppenheimer Funds. Mr. Bhatia is a CFA® charter holder. Through his education and experience, Mr. Bhatia is experienced with financial, marketing, regulatory, and investment matters.
Patrick G. Halter. Mr. Halter has served as a Board Member of the Fund Complex since 2017. Mr. Halter is the interim Division President of Principal Asset ManagementSM. He previously served as President and Chief Executive Officer for Principal Asset ManagementSM. He also serves as a director of numerous Principal® affiliates. Mr. Halter joined Principal® in 1984 and has held various other positions since joining Principal®. Through his education and employment experience, Mr. Halter is experienced with financial, accounting, regulatory, and investment matters.
Kenneth A. McCullum. Mr. McCullum has served as a Board Member of the Fund Complex since 2023. Mr. McCullum has served as Executive Vice President and Chief Risk Officer for Principal® since 2023. Prior to that, he served as Senior Vice President and Chief Risk Officer for Principal® from 2020 to 2023 and Vice President and Chief Actuary for Principal® from 2015 to 2020. From 2013 to 2015, Mr. McCullum was an Executive Vice President responsible for business development at Delaware Life Insurance Company. He served as a Senior Vice President for the life annuity business at Sun Life from 2010 to 2013. Mr. McCullum is a Fellow of the Society of Actuaries and is a Member of the American Academy of Actuaries. Through his education and experience, Mr. McCullum is experienced with financial, accounting, regulatory, and investment matters.
Additional Information Regarding Board Members and Officers
The following tables present additional information regarding the Board Members and Fund Complex officers, including their principal occupations, which, unless specific dates are shown, are of more than five years duration. For each Board Member, the tables also include information concerning other directorships held in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act.
48

INDEPENDENT BOARD MEMBERS
Name, Address, and Year of Birth	Board Positions Held with Fund Complex	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex	Other Directorships Held During Past 5 Years
Craig Damos 711 High Street Des Moines, IA 50392 1954	Lead Independent Board Member (since 2020) Director, PFI and PVC (since 2008) Trustee, PETF (since 2014) Trustee, PRA (since 2019)	President, C.P. Damos Consulting, LLC (consulting services)	126	None
Katharin S. Dyer 711 High Street Des Moines, IA 50392 1957	Director, PFI and PVC (since 2023) Trustee, PETF and PRA (since 2023)	Founder and Chief Executive Officer, PivotWise (consulting services);	126	Liquidity Services, Inc. (2020-present)
Frances P. Grieb 711 High Street Des Moines, IA 50392 1960	Director, PFI and PVC (since 2023) Trustee, PETF and PRA (since 2023)	Retired	126	First Interstate BancSystem, Inc. (2022-present); Great Western Bancorp, Inc. and Great Western Bank (2014-2022)
Fritz S. Hirsch 711 High Street Des Moines, IA 50392 1951	Director, PFI and PVC (since 2005) Trustee, PETF (since 2014) Trustee, PRA (since 2019)	Interim CEO, MAM USA (manufacturer of infant and juvenile products) from February 2020-October 2020	126	MAM USA (2011-present)
Victor L. Hymes 711 High Street Des Moines, IA 50392 1957	Director, PFI and PVC (since 2020) Trustee, PETF and PRA (since 2020)	Founder, CEO, CIO, Legato Capital Management, LLC (investment management company)	126	None
Padelford L. Lattimer 711 High Street Des Moines, IA 50392 1961	Director, PFI and PVC (since 2020) Trustee, PETF and PRA (since 2020)	Managing Partner, TBA Management Consulting LLC (management consulting and staffing company)	126	None
Karen McMillan 711 High Street Des Moines, IA 50392 1961	Director, PFI and PVC (since 2014) Trustee, PETF (since 2014) Trustee, PRA (since 2019)	Founder/Owner, Tyche Consulting LLC (consulting services); Managing Director, Patomak Global Partners, LLC (financial services consulting) from 2014-2021	126	None
Elizabeth A. Nickels 711 High Street Des Moines, IA 50392 1962	Director, PFI and PVC (since 2015) Trustee, PETF (since 2015) Trustee, PRA (since 2019)	Retired	126	SpartanNash (2000-2022)
49

INTERESTED BOARD MEMBERS
Name, Address, and Year of Birth	Board Positions Held with Fund Complex	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen in Fund Complex	Other Directorships Held During Past 5 Years
Kamal Bhatia 711 High Street Des Moines, IA 50392 1972	Director and Chair, PFI and PVC (since 2023) Trustee and Chair, PETF and PRA (since 2023) Chief Executive Officer and President (since 2019)	Principal Financial Group* President and Chief Executive Officer – Principal Asset ManagementSM (since 2024) Senior Executive Managing Director - Global Head of Investments – Principal Asset ManagementSM (2023) Senior Executive Director and Chief Operating Officer – Principal Asset ManagementSM (2019-2023) President – Principal Funds (2019-2020) OppenheimerFunds, Inc. Senior Vice President (2011-2019)	126	None
Patrick G. Halter 711 High Street Des Moines, IA 50392 1959	Director, PFI and PVC (since 2017) Trustee, PETF (since 2017) Trustee, PRA (since 2019)	Principal Financial Group* Interim Division President – Principal Asset ManagementSM (since 2024) President and Chief Executive Officer – Principal Asset ManagementSM (2022-2024) President – Principal Global Asset Management (2020-2022) Chief Executive Officer and President – Principal Global Investors, LLC (2018-2020)	126	None
Kenneth A. McCullum 711 High Street Des Moines, IA 50392 1964	Director, PFI and PVC (since 2023) Trustee, PETF and PRA (since 2023)	Principal Financial Group* Executive Vice President and Chief Risk Officer (since 2023) Senior Vice President and Chief Risk Officer (2020-2023) Vice President and Chief Actuary (2015-2020)	126	None

FUND COMPLEX OFFICERS
Name, Address, and Year of Birth	Position(s) Held with Fund Complex	Principal Occupation(s) During Past 5 Years
George Djurasovic 711 High Street Des Moines, IA 50392 1971	Vice President and General Counsel (since 2023)	Principal Financial Group* Vice President and General Counsel – Principal Asset ManagementSM (since 2022) Artisan Partners Limited Partnership Global Chief Compliance Officer (2013-2022)
Calvin Eib 711 High Street Des Moines, IA 50392 1963	Assistant Tax Counsel (since 2023)	Principal Financial Group* Counsel (since 2021) Transamerica Tax Counsel (2016-2021)
Beth Graff 711 High Street Des Moines, IA 50392 1968	Vice President and Assistant Controller (since 2021)	Principal Financial Group* Senior Director – Fund Accounting (since 2024) Director – Fund Accounting (2016-2024)
Gina L. Graham 711 High Street Des Moines, IA 50392 1965	Treasurer (since 2016)	Principal Financial Group* Vice President and Treasurer (since 2016)
50

FUND COMPLEX OFFICERS
Name, Address, and Year of Birth	Position(s) Held with Fund Complex	Principal Occupation(s) During Past 5 Years
Megan Hoffmann 711 High Street Des Moines, IA 50392 1979	Vice President and Controller (since 2021)	Principal Financial Group* Senior Director – Fund Administration (since 2024) Director – Accounting (2020-2024) Assistant Director – Accounting (2017-2020)
Laura B. Latham 711 High Street Des Moines, IA 50392 1986	Counsel and Assistant Secretary (since 2023) Assistant Counsel and Assistant Secretary (2018-2023)	Principal Financial Group* Counsel (since 2018)
Diane K. Nelson 711 High Street Des Moines, IA 50392 1965	AML Officer (since 2016)	Principal Financial Group* Director – Compliance (since 2024) Chief Compliance Officer/AML Officer (2015-2024)
Tara Parks 711 High Street Des Moines, IA 50392 1983	Vice President and Assistant Controller (since 2021)	Principal Financial Group* Senior Director – Fund Tax (since 2024) Director – Accounting (2019-2024) ALPS Fund Services Tax Manager (2011-2019)
Deanna Y. Pellack 711 High Street Des Moines, IA 50392 1987	Counsel and Assistant Secretary (since 2023) Assistant Counsel and Assistant Secretary (2022-2023)	Principal Financial Group* Counsel (since 2022) The Northern Trust Company Vice President (2019-2022)
Sara L. Reece 711 High Street Des Moines, IA 50392 1975	Vice President and Chief Operating Officer (since 2021) Vice President and Controller (2016-2021)	Principal Financial Group* Managing Director – Global Fund Ops (since 2021) Director – Accounting (2015-2021)
Teri R. Root 711 High Street Des Moines, IA 50392 1979	Chief Compliance Officer (since 2018)	Principal Financial Group* Chief Compliance Officer – Funds (since 2018) Vice President (since 2015)
Michael Scholten 711 High Street Des Moines, IA 50392 1979	Chief Financial Officer (since 2021)	Principal Financial Group* Assistant Vice President and Actuary (since 2021) Chief Financial Officer – Funds/Platforms (2015-2021)
Adam U. Shaikh 711 High Street Des Moines, IA 50392 1972	Vice President and Assistant General Counsel (since 2023) Assistant Secretary (since 2022) Assistant Counsel (2006-2023)	Principal Financial Group* Assistant General Counsel (since 2018)
John L. Sullivan 711 High Street Des Moines, IA 50392 1970	Counsel and Assistant Secretary (since 2023) Assistant Counsel and Assistant Secretary (2019-2023)	Principal Financial Group* Assistant General Counsel (since 2023) Counsel (2019-2023)
Dan L. Westholm 711 High Street Des Moines, IA 50392 1966	Assistant Treasurer (since 2006)	Principal Financial Group* Assistant Vice President – Treasury (since 2013)
51

FUND COMPLEX OFFICERS
Name, Address, and Year of Birth	Position(s) Held with Fund Complex	Principal Occupation(s) During Past 5 Years
Beth C. Wilson 711 High Street Des Moines, IA 50392 1956	Vice President and Secretary (since 2007)	Principal Financial Group* Director and Secretary – Funds (since 2007)
Jared A. Yepsen 711 High Street Des Moines, IA 50392 1981	Assistant Tax Counsel (since 2017)	Principal Financial Group* Assistant General Counsel (since 2023) Counsel (2015-2023)
*The reference to Principal Financial Group includes positions held by the Interested Board Member / Fund Complex Officer, including as an officer, employee, and/or director, with affiliates or subsidiaries of Principal Financial Group. The titles set forth in this SAI are each Interested Board Member's / Fund Complex Officer’s title with Principal Workforce, LLC.
Board Member Ownership of Securities
The following tables set forth the dollar range of the equity securities of Funds included in this SAI, and aggregate dollar range of the equity securities of the funds in the Fund Complex, that were beneficially owned by the Board Members as of December 31, 2023. As of that date, Board Members did not own shares of the Funds included in this SAI that are not listed.
For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only Interested Board Members are eligible to participate in an employee benefit program that invests in the Fund Complex. Board Members who beneficially owned shares of the series of PVC did so through variable life insurance and variable annuity contracts. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:

A	$0
B	$1 up to and including $10,000
C	$10,001 up to and including $50,000
D	$50,001 up to and including $100,000
E	$100,001 or more

Independent Board Members
Fund/Portfolio	Damos	Dyer(1)	Grieb(1)	Hirsch	Hymes	Lattimer	McMillan	Nickels
Core Fixed Income	A	A	A	A	E	A	A	A
Core Plus Bond	E	A	A	C	A	B	A	A
Diversified Income	A	A	A	D	A	A	C	A
Diversified International	A	A	A	D	A	A	A	A
Equity Income	E	A	A	A	A	A	A	A
Global Emerging Markets	A	A	A	C	A	A	A	A
Global Real Estate Securities	A	A	A	C	E	A	A	A
High Yield	A	A	A	C	C	B	A	A
LargeCap S&P 500 Index	A	A	A	E	E	A	A	A
MidCap	E	A	A	A	A	A	A	E
Principal LifeTime 2030	A	A	A	E	A	A	A	A
SAM Conservative Growth	E	A	A	A	A	A	A	A
SmallCap	D	A	A	A	A	A	A	A
Total Fund Complex	E	E	A	E	E	C	E	E
(1) Appointment effective January 26, 2023.
52

Interested Board Members
Fund	Bhatia(1)	Halter	McCullum(1)
Diversified International	E(2)	A	D(2)
Equity Income	E(2)	E	E(2)
Finisterre Emerging Markets Total Return Bond	A	E	A
Government & High Quality Bond	A	C	A
High Yield	A	E	A
Inflation Protection	A	A	D(2)
LargeCap Growth I	A	E	D(2)
LargeCap S&P 500 Index	E(2)	E(2)	E(2)
LargeCap Value III	E(2)	A	A
MidCap	A	E	D(2)
MidCap Growth	E(2)	A	A
Money Market	A	B	A
Principal LifeTime Hybrid 2030	A	A	E(2)
Real Estate Securities	A	E	A
SmallCap	E(2)	E	A
Total Fund Complex	E	E	E
(1)Appointment Effective April 26, 2023
(2)Ownership through participation in an Employee Benefit Plan
Board Member and Officer Compensation
The Fund Complex does not pay any remuneration to its officers or to any Board Members listed above as Interested Board Members. The Board annually considers a proposal to reimburse PGI for certain expenses, including a portion of the Chief Compliance Officer’s compensation. If the proposal is adopted, these amounts are allocated across all Funds based on relative net assets of each portfolio.
Each Independent Board Member received compensation for service as a member of the Boards of all investment companies in the Fund Complex based on a schedule that takes into account an annual retainer amount, the number of meetings attended, and expenses incurred. Board Member compensation and related expenses are allocated to each of the Funds based on the net assets of each relative to combined net assets of the Fund Complex.
The following table provides information regarding the compensation received by the Independent Board Members from the Funds included in this SAI and from the Fund Complex during the fiscal year ended October 31, 2023. On that date, there were 4 investment companies in the Fund Complex. The Fund Complex does not provide retirement benefits or pensions to any of the Board Members.

Board Member	Funds in this SAI	Fund Complex
Craig Damos	$302,110	$398,000
Katharin S. Dyer(1)	$235,394	$311,000
Frances P. Grieb(1)	$236,908	$313,000
Fritz S. Hirsch	$256,560	$338,000
Victor L. Hymes	$269,845	$355,500
Padelford L. Lattimer	$267,948	$353,000
Karen McMillan	$267,948	$353,000
Elizabeth A. Nickels	$269,845	$355,500

(1) Appointment effective January 26, 2023.
53

INVESTMENT ADVISORY AND OTHER SERVICES
Investment Advisors
Principal Global Investors, LLC (doing business as Principal Asset ManagementSM) (“PGI”), an indirect subsidiary of Principal Financial Group, Inc. (“Principal®”), serves as the investment advisor for the Funds. Principal Management Corporation, previously an affiliate of PGI, served as the investment advisor to the Funds prior to its merger with and into PGI on May 1, 2017.
PGI directly makes decisions to purchase or sell securities for each Fund, except for those Funds or portions of Funds for which PGI has retained a sub-advisor to provide such services, as described below.
Affiliated Persons of the Registrant Who are Affiliated Persons of the Advisor
For information about affiliated persons of the Registrant who are also affiliated persons of PGI or affiliated advisors, see the Interested Board Members and Fund Complex Officers tables in the “Leadership Structure and Board” section.
Sub-Advisors
PGI has executed agreements with various sub-advisors. Under those sub-advisory agreements, the sub-advisor agrees to assume the obligations of PGI to provide investment advisory services for a specific Fund. For these services, PGI pays each sub-advisor a fee, which is set forth in greater detail below in the “Sub-Advisory Agreements for the Funds” section.

Sub-Advisor:
AllianceBernstein L.P. (“AllianceBernstein”) is a Delaware limited partnership, the majority limited partnership units in which are held, directly and indirectly, by its parent company Equitable Holdings, Inc. (“EQH”), a publicly traded holding company for a diverse group of financial services companies. AllianceBernstein Corporation, an indirect wholly-owned subsidiary of EQH, is the general partner of both AllianceBernstein and AllianceBernstein Holding L.P. (“ABH”), a publicly traded partnership. As of September 30, 2023, ABH owned approximately 39.0% of the issued and outstanding AllianceBernstein Units; EQH and its subsidiaries had an approximate 60.3% economic interest in AllianceBernstein (including both the general partnership and limited partnership interests in ABH and AllianceBernstein); and unaffiliated holders 0.7%.

Fund(s):	a portion of the assets of SmallCap Growth I

Sub-Advisor:
Barrow, Hanley, Mewhinney & Strauss, LLC (doing business as Barrow Hanley Global Investors) (“Barrow Hanley”) is majority owned by Perpetual Limited (Perpetual Group) (ASX: PPT), a global financial services firm operating a multi-boutique asset management business, as well as wealth management and trustee services businesses.

Fund(s):	a portion of the assets of LargeCap Value III and a portion of the assets of Overseas

Sub-Advisor:	BlackRock Financial Management, Inc. (“BlackRock”) is an indirect wholly-owned subsidiary of BlackRock, Inc.
Sub-Sub-Advisor: BlackRock International Limited is an indirect wholly-owned subsidiary of BlackRock, Inc.
Fund(s):	Inflation Protection and a portion of Diversified Income

Sub-Advisor:	Brown Advisory, LLC (“Brown”) is a wholly-owned subsidiary of Brown Advisory Management, LLC.

Fund(s):	a portion of the assets of LargeCap Growth I and a portion of the assets of SmallCap Growth I

Sub-Advisor:	Causeway Capital Management LLC (“Causeway”) is wholly owned by Causeway Capital Holdings LLC.

Fund(s):	a portion of the assets of Overseas

Sub-Advisor:	Eagle Asset Management, Inc. is a wholly-owned subsidiary of Carillon Tower Advisers, Inc., which is a wholly-owned subsidiary of Raymond James Financial, Inc.

Fund(s):	a portion of the assets of MidCap Growth III

54

Sub-Advisor:
Emerald Advisers, LLC (“Emerald”) is a wholly-owned subsidiary of Emerald Asset Management PA, LLC, which is 51% owned by a subsidiary of 1251 Capital Group, Inc., a financial services holding company.

Fund(s):	SmallCap Growth I

Sub-Advisor:	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), is organized as a Massachusetts limited liability company that is owned by active and retired partners.

Fund(s):	a portion of Diversified Income (opportunistic securitized investment sleeve)

Sub-Advisor:
Hotchkis and Wiley Capital Management, LLC is a limited liability company, the primary members of which are HWCap Holdings, LLC, a limited liability company whose members are current and former employees, and Stephens-H&W, LLC, a limited liability company whose primary member is SF Holding Corp., a diversified holding company.

Fund(s):	a portion of the assets of SmallCap Value II

Sub-Advisor:
Insight North America LLC (“INA”) is a wholly-owned subsidiary of The Bank of New York Mellon Corporation, a banking and financial services company. INA is a registered investment advisor under the Investment Advisers Act of 1940, is regulated by the U.S. Securities and Exchange Commission, and is organized as a New York State limited liability company.

Fund(s):	a portion of the assets of High Income

Sub-Advisor:
Los Angeles Capital Management LLC (“Los Angeles Capital”) is a California limited liability company. It is owned by key employees through its parent holding companies, LACM Holdings Inc. and LACM Equity LLC (collectively, the “Parent Company”). Thomas D. Stevens, Chairman, holds a controlling equity interest in the Parent Company.

Fund(s):	a portion of the assets of MidCap Value I

Sub-Advisor:
Nuveen Asset Management, LLC (“Nuveen Asset Management”) is an investment advisor registered with the SEC, whose sole managing member is Nuveen Fund Advisors, LLC. Nuveen Asset Management is an indirect subsidiary of Teachers Insurance and Annuity Association of America, which constitutes the ultimate principal owner of Nuveen Asset Management.

Fund(s):	a portion of the assets of Diversified Income

Sub-Advisor:
Origin Asset Management LLP (doing business as Principal Origin) (“Origin”) is an indirect majority-owned subsidiary of Principal Financial Services, Inc., an affiliate of PGI, and a member of Principal®.

Fund(s):	International Fund I

Sub-Advisor:
PineBridge Investments LLC (“PineBridge”) is a wholly-owned subsidiary of PineBridge Investments Holdings US LLC, which is a wholly-owned subsidiary of PineBridge Investments, L.P., a company owned by Pacific Century Group, an Asia-based private investment group. Pacific Century Group is majority owned by Mr. Richard Li Tzar Kai.

Fund(s):	a portion of the assets of Diversified Income

Sub-Advisor:
Polen Capital Credit, LLC (f/k/a DDJ Capital Management, LLC) (“Polen Credit”) is a private Massachusetts limited liability company that is wholly owned by Polen Capital Management, LLC. Polen Capital Management, LLC, which controls Polen Credit, is controlled by its Management Committee, which consists of Stan C. Moss, CEO; Daniel Davidowitz, Portfolio Manager and Analyst; and Damon Ficklin, Head of Team, Portfolio Manager, and Analyst. The Management Committee is controlled by Messrs. Moss and Davidowitz.

Fund(s):	a portion of the assets of Diversified Income and a portion of the assets of High Income

55

Sub-Advisor:	Post Advisory Group, LLC (“Post”) is an indirect majority-owned subsidiary of Principal Financial Group, Inc.

Fund(s):	a portion of the assets of Diversified Income and a portion of the assets of High Income

Sub-Advisor:	Principal Real Estate Investors, LLC (doing business as Principal Real Estate) (“Principal - REI”) is an indirect subsidiary of Principal Financial Group, Inc.

Fund(s):	Global Real Estate Securities, Real Estate Securities, and a portion of the assets of Diversified Income

Sub-Advisor:
Robert W. Baird & Co. Incorporated (“Baird”) is owned directly by Baird Financial Corporation (“BFC”). BFC is, in turn, owned by Baird Financial Group, Inc. (“BFG”), which is the ultimate parent company of Baird. Employees of Baird own substantially all of the outstanding stock of BFG.

Fund(s):	a portion of the assets of MidCap Growth III

Sub-Advisor:	Spectrum Asset Management, Inc. (“Spectrum”) is an indirect subsidiary of Principal Financial Group, Inc.

Fund(s):	a portion of the assets of Diversified Income

Sub-Advisor:	T. Rowe Price Associates, Inc. (“T. Rowe Price”) is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company.

Fund(s):	a portion of the assets of LargeCap Growth I

Sub-Advisor:	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) is a subsidiary of Natixis Investment Managers, LLC.

Fund(s):	a portion of the assets of SmallCap Value II

Sub-Advisor:	Victory Capital Management Inc. (“Victory Capital”) is an indirect wholly-owned subsidiary of Victory Capital Holdings, Inc. (“VCH”), a publicly traded Delaware corporation.

Fund(s):	a portion of the assets of MidCap Value I

Sub-Advisor:	Westwood Management Corp. (“Westwood”), a New York corporation, is a wholly-owned subsidiary of Westwood Holdings Group, Inc., a publicly held company traded on the New York Stock Exchange.

Fund(s):	a portion of the assets of LargeCap Value III
Codes of Ethics
The Registrant, PGI, PFD, and each of the sub-advisors have adopted Codes of Ethics (“Codes”) under Rule 17j-1 of the 1940 Act. PGI and the sub-advisors have each also adopted such a Code under Rule 204A-1 of the Investment Advisers Act of 1940. These Codes are designed to prevent, among other things, persons with access to information regarding the portfolio trading activity of the Funds from using that information for their personal benefit. Except in limited circumstances, the Code for PGI and the Registrant prohibits portfolio managers from personally trading securities that are held or traded in the actively managed portfolios for which they are responsible. Certain sub-advisors have adopted Codes that do not permit personnel subject to such Code to invest in securities that may be purchased or held by a Fund. However, other sub-advisors’ Codes do permit, subject to conditions, personnel subject to the Code to invest in securities that may be purchased or held by a Fund. The Registrant’s Board reviews reports at least annually regarding the operation of the Code of Ethics of the Registrant, PGI, PFD, and each sub-advisor. A copy of the Registrant’s Code will be provided upon request, which may be made by contacting the Registrant.
56

Management Agreement
Under the terms of the Management Agreement with the Registrant, PGI, the investment advisor, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates, for providing investment advisory services and specified other services. The management fee schedule for each Fund is as follows (expressed as a percentage of average net assets).

Fund	First $500 million	Next $500 million	Next $500 million	Over $1.5 billion
California Municipal	0.40%	0.38%	0.36%	0.35%
Finisterre Emerging Markets Total Return Bond	0.75	0.74	0.73	0.72
Government & High Quality Bond	0.49	0.47	0.45	0.44
MidCap Growth	0.65	0.63	0.61	0.60
MidCap Growth III	0.82	0.80	0.78	0.77
SmallCap	0.75	0.73	0.71	0.70
Tax-Exempt Bond	0.40	0.38	0.36	0.35

Fund	All Assets
Principal LifeTime Strategic Income	0.00%
Principal LifeTime 2015	0.00
Principal LifeTime 2020	0.00
Principal LifeTime 2025	0.00
Principal LifeTime 2030	0.00
Principal LifeTime 2035	0.00
Principal LifeTime 2040	0.00
Principal LifeTime 2045	0.00
Principal LifeTime 2050	0.00
Principal LifeTime 2055	0.00
Principal LifeTime 2060	0.00
Principal LifeTime 2065	0.00
Principal LifeTime 2070	0.00
Principal LifeTime Hybrid Income	0.00
Principal LifeTime Hybrid 2015	0.00
Principal LifeTime Hybrid 2020	0.00
Principal LifeTime Hybrid 2025	0.00
Principal LifeTime Hybrid 2030	0.00
Principal LifeTime Hybrid 2035	0.00
Principal LifeTime Hybrid 2040	0.00
Principal LifeTime Hybrid 2045	0.00
Principal LifeTime Hybrid 2050	0.00
Principal LifeTime Hybrid 2055	0.00
Principal LifeTime Hybrid 2060	0.00
Principal LifeTime Hybrid 2065	0.00
Principal LifeTime Hybrid 2070	0.00

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	Next $1 billion	Over $3 billion
Core Plus Bond	0.42%	0.40%	0.38%	0.37%	0.36%	0.35%
Diversified Income	0.69	0.67	0.65	0.64	0.63	0.62
Global Emerging Markets	0.99	0.97	0.95	0.94	0.93	0.92
Global Real Estate Securities	0.90	0.88	0.86	0.85	0.84	0.83
High Income	0.65	0.63	0.61	0.60	0.59	0.58
Inflation Protection	0.40	0.38	0.36	0.35	0.34	0.33
International I	0.65	0.63	0.61	0.60	0.59	0.58
LargeCap Value III	0.80	0.78	0.76	0.75	0.73	0.70
MidCap Value I	0.68	0.66	0.64	0.63	0.62	0.61
Money Market	0.40	0.39	0.38	0.37	0.36	0.35
Overseas	0.90	0.88	0.86	0.85	0.84	0.83
SmallCap Growth I	0.88	0.86	0.84	0.83	0.82	0.81
SmallCap Value II	0.95	0.93	0.91	0.90	0.89	0.88
57

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	Next $1 billion	Next $9 billion	Over $12 billion
LargeCap Growth I	0.66%	0.64%	0.62%	0.61%	0.60%	0.59%	0.58%

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	Next $1 billion	Next $2 billion	Next $2 billion	Next $3 billion	Next $10 billion
Real Estate Securities	0.85%	0.83%	0.81%	0.80%	0.79%	0.78%	0.77%	0.76%	0.75%

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	Next $1 billion	Next $7 billion	Over $10 billion
Core Fixed Income	0.39%	0.37%	0.35%	0.34%	0.33%	0.32%	0.31%
Diversified International	0.80%	0.78%	0.76%	0.75%	0.73%	0.70%	0.69%

Fund	First $250 million	Next $250 million	Next $6.5 billion	Next $3 billion	Next $2 billion	Next $3 billion	Over $15 billion
Equity Income	0.60%	0.55%	0.50%	0.49%	0.48%	0.46%	0.44%

Fund	First $250 million	Over $250 million
High Yield	0.625%	0.50%

Fund	First $3 billion	Next $3 billion	Over $6 billion
LargeCap S&P 500 Index	0.11%	0.09%	0.05%

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	Next $1 billion	Next $9.5 billion	Next $2.5 billion	Next $3 billion	Next $4 billion	Next $3 billion	Over $25 billion
MidCap	0.65%	0.63%	0.61%	0.60%	0.59%	0.58%	0.57%	0.56%	0.55%	0.53%	0.51%

Fund	All Assets
Government Money Market	0.15%
MidCap S&P 400 Index	0.15
SmallCap S&P 600 Index	0.15

Fund	First $500 million	Next $500 million	Over $1 billion
Principal Capital Appreciation	0.625%	0.50%	0.375%

Portfolio	First $3 billion	Next $4 billion	Next $4 billion	Next $4 billion	Over $15 billion
SAM Balanced*	0.35%	0.30%	0.25%	0.20%	0.18%
SAM Conservative Balanced*	0.35	0.30	0.25	0.20	0.18
SAM Conservative Growth*	0.35	0.30	0.25	0.20	0.18
SAM Flexible Income*	0.35	0.30	0.25	0.20	0.18
SAM Strategic Growth*	0.35	0.30	0.25	0.20	0.18
*Breakpoints are based on aggregate SAM Portfolio net assets.

Fund	First $2 billion	Next $2 billion	Over $4 billion
Short-Term Income	0.38%	0.36%	0.33%
Fund Operating Expenses
Each Fund pays all of its operating expenses. Under the terms of the Management Agreement, PGI is responsible for paying the expenses associated with the organization of each Fund, including the expenses incurred in the initial registration of each Fund with the SEC; compensation of personnel, officers, and Board Members who are affiliated with PGI; and expenses and compensation associated with furnishing office space and all necessary office facilities and equipment and personnel necessary to perform the general corporate functions of the Funds. Accounting services customarily required by investment companies are provided to each Fund by PGI, under the terms of the Management Agreement.
58

Contractual Limits on Total Annual Fund Operating Expenses
PGI has contractually agreed to limit Fund expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) on certain share classes of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. Subject to applicable expense limits, the Funds may reimburse PGI for expenses incurred during the current fiscal year.
In addition, PGI has contractually agreed to reduce the Government Money Market Fund's management fees in an amount equal to all Acquired Fund Fees and Expenses through the period ending February 28, 2025.
The operating expense limits and the agreement terms are as follows:

Contractual Limits on Total Annual Fund Operating Expenses
Fund	A	J	Inst.	Expiration
California Municipal	N/A	N/A	0.46%	2/28/2025
Core Fixed Income	N/A	N/A	0.43%	2/28/2025
Core Plus Bond	0.80%	N/A	0.48%	2/28/2025
Diversified Income	N/A	N/A	0.68%	2/28/2025
Diversified International	N/A	N/A	0.85%	2/28/2025
Equity Income	N/A	N/A	0.52%	2/28/2025
Finisterre Emerging Markets Total Return Bond	N/A	N/A	0.85%	2/28/2025
Global Emerging Markets	1.45%	1.30%	1.10%	2/28/2025
Global Real Estate Securities	N/A	N/A	0.94%	2/28/2025
Government & High Quality Bond	N/A	N/A	0.53%	2/28/2025
Government Money Market	N/A	N/A	0.20%	2/28/2025
High Yield	N/A	N/A	0.61%	2/28/2025
International I	N/A	N/A	0.79%	2/28/2025
MidCap Growth	N/A	N/A	0.75%	2/28/2025
MidCap Value I	N/A	N/A	0.69%	2/28/2025
Money Market	0.50%	N/A	N/A	2/28/2025
Principal LifeTime 2040	0.38%	N/A	N/A	2/28/2025
Principal LifeTime 2050	0.38%	N/A	N/A	2/28/2025
Principal LifeTime 2060	N/A	0.38%	N/A	2/28/2025
Principal LifeTime 2070	N/A	0.30%	0.05%	2/28/2025
Principal LifeTime Strategic Income	0.38%	N/A	0.00%	2/28/2025
Principal LifeTime Hybrid 2015	N/A	N/A	0.05%	2/28/2025
Principal LifeTime Hybrid 2020	N/A	N/A	0.05%	2/28/2025
Principal LifeTime Hybrid 2025	N/A	N/A	0.05%	2/28/2025
Principal LifeTime Hybrid 2030	N/A	N/A	0.05%	2/28/2025
Principal LifeTime Hybrid 2035	N/A	N/A	0.05%	2/28/2025
Principal LifeTime Hybrid 2040	N/A	N/A	0.05%	2/28/2025
Principal LifeTime Hybrid 2045	N/A	N/A	0.05%	2/28/2025
Principal LifeTime Hybrid 2050	N/A	N/A	0.05%	2/28/2025
Principal LifeTime Hybrid 2055	N/A	0.30%	0.05%	2/28/2025
Principal LifeTime Hybrid 2060	N/A	0.30%	0.05%	2/28/2025
Principal LifeTime Hybrid 2065	N/A	0.30%	0.05%	2/28/2025
Principal LifeTime Hybrid 2070	N/A	0.30%	0.05%	2/28/2025
Principal LifeTime Hybrid Income	N/A	N/A	0.05%	2/28/2025
Real Estate Securities	N/A	N/A	0.86%	2/28/2025
SmallCap	N/A	N/A	0.85%	2/28/2025
SmallCap S&P 600 Index	N/A	N/A	0.21%	2/28/2025
SmallCap Value II	N/A	N/A	0.96%	2/28/2025
Tax-Exempt Bond	N/A	N/A	0.45%	2/28/2025

Contractual Limits on Total Annual Fund Operating Expenses
Fund	R-1	R-3	R-4	R-5	Expiration
Government & High Quality Bond	1.29%	0.98%	0.79%	0.67%	2/28/2025
Principal LifeTime 2070	0.93%	0.62%	0.43%	0.31%	2/28/2025
59

Contractual Limits on Other Expenses
PGI has contractually agreed to limit the expenses identified as “Other Expenses” related to certain share classes of certain of the Funds by paying, if necessary, expenses normally payable by the Fund (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain “Other Expenses” (expressed as a percent of average net assets on an annualized basis) at or below certain limits.
The other expenses limits and the agreement terms are as follows:

Contractual Limits on Other Expenses
Fund	R-6	Expiration
Diversified Income	0.02%	2/28/2025
Global Emerging Markets	0.04%	2/28/2025
Government Money Market	0.00%	2/28/2025
International I	0.04%	2/28/2025
Principal LifeTime Hybrid Income	0.02%	2/28/2025
Principal LifeTime Hybrid 2015	0.02%	2/28/2025
Principal LifeTime Hybrid 2020	0.02%	2/28/2025
Principal LifeTime Hybrid 2025	0.02%	2/28/2025
Principal LifeTime Hybrid 2030	0.02%	2/28/2025
Principal LifeTime Hybrid 2035	0.02%	2/28/2025
Principal LifeTime Hybrid 2040	0.02%	2/28/2025
Principal LifeTime Hybrid 2045	0.02%	2/28/2025
Principal LifeTime Hybrid 2050	0.02%	2/28/2025
Principal LifeTime Hybrid 2055	0.02%	2/28/2025
Principal LifeTime Hybrid 2060	0.02%	2/28/2025
Principal LifeTime Hybrid 2065	0.02%	2/28/2025
Principal LifeTime Hybrid 2070	0.02%	2/28/2025
SmallCap	0.02%	2/28/2025
SmallCap Growth I	0.01%	2/28/2025
Contractual Management Fee Waivers
PGI has contractually agreed to waive a portion of certain Fund’s management fees. The fee waiver will reduce the Fund’s management fees by the amounts listed below:

Contractual Management Fee Waivers
Fund	Waiver	Expiration
High Income	0.015%	2/28/2025
LargeCap Growth I	0.016%	2/28/2025
LargeCap Value III	0.065%	2/28/2025
MidCap Growth III	0.020%	2/28/2025
MidCap Value I	0.020%	2/28/2025
Overseas	0.020%	2/28/2025
SmallCap Growth I	0.020%	2/28/2025
SmallCap Value II	0.020%	2/28/2025
Voluntary Expense Limit
PGI has voluntarily agreed to limit the Government Money Market and Money Market Funds’ expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be revised or terminated at any time without notice to the shareholders.

60

Management Fees Paid
Management fees paid for investment management services (before any waivers/reimbursements from PGI) during the periods indicated were as follows:

Management Fees Paid for Periods Ended October 31 (amounts in thousands)
Fund	2023	2022	2021
California Municipal	$2,290	$2,609	$3,131
Core Fixed Income	37,053	37,559	42,275
Core Plus Bond	3,047	3,577	3,807
Diversified Income	19,900	27,267 (1)	34,945
Diversified International	34,977	36,027	64,677
Equity Income	45,385	50,039	50,710
Finisterre Emerging Markets Total Return Bond	3,290	4,574	4,255 (2)
Global Emerging Markets	2,253	2,634 (3)	3,248
Global Real Estate Securities	18,639	25,456	31,046
Government & High Quality Bond	3,177	5,709	6,299
Government Money Market	4,936	6,011	5,744
High Income	19,133	20,221	21,522
High Yield	11,665	12,994	15,327
Inflation Protection	5,925	5,707	6,099
International I	1,987	2,229	2,562
LargeCap Growth I	62,188	69,781	79,586
LargeCap S&P 500 Index	8,429	8,732	8,942
LargeCap Value III	20,849	24,738	22,166
MidCap	110,525	119,959	129,006
MidCap Growth	1,481	1,768	1,829
MidCap Growth III	9,644	9,616	10,240
MidCap S&P 400 Index	1,952	1,948	1,987
MidCap Value I	23,972	22,016	17,373
Money Market	3,809	3,246	2,933
Overseas	19,919	21,032	27,536
Principal Capital Appreciation	14,430	13,307	9,848
Principal LifeTime Strategic Income	—	—	—
Principal LifeTime 2015	—	—	—
Principal LifeTime 2020	—	—	—
Principal LifeTime 2025	—	—	—
Principal LifeTime 2030	—	—	—
Principal LifeTime 2035	—	—	—
Principal LifeTime 2040	—	—	—
Principal LifeTime 2045	—	—	—
Principal LifeTime 2050	—	—	—
Principal LifeTime 2055	—	—	—
Principal LifeTime 2060	—	—	—
Principal LifeTime 2065	—	—	—
Principal LifeTime 2070	— (4)	—	—
Principal LifeTime Hybrid Income	—	—	—
Principal LifeTime Hybrid 2015	—	—	—
Principal LifeTime Hybrid 2020	—	—	—
Principal LifeTime Hybrid 2025	—	—	—
Principal LifeTime Hybrid 2030	—	—	—
Principal LifeTime Hybrid 2035	—	—	—
Principal LifeTime Hybrid 2040	—	—	—
Principal LifeTime Hybrid 2045	—	—	—
Principal LifeTime Hybrid 2050	—	—	—
61

Management Fees Paid for Periods Ended October 31 (amounts in thousands)
Fund	2023	2022	2021
Principal LifeTime Hybrid 2055	—	—	—
Principal LifeTime Hybrid 2060	—	—	—
Principal LifeTime Hybrid 2065	—	—	—
Principal LifeTime Hybrid 2070	— (4)	—	—
Real Estate Securities	44,271	52,836	44,740
SAM Balanced	11,766	12,439	13,123
SAM Conservative Balanced	4,726	4,928	4,968
SAM Conservative Growth	7,970	8,497	8,999
SAM Flexible Income	6,864	7,679	7,863
SAM Strategic Growth	5,376	5,541	5,850
Short-Term Income	11,754	14,435	21,762
SmallCap	8,841	9,556	8,827
SmallCap Growth I	19,376	21,565	24,764
SmallCap S&P 600 Index	1,725	1,898	2,100
SmallCap Value II	11,005	11,701	11,863
Tax-Exempt Bond	2,315	2,991	3,192

(1) Effective March 1, 2022, Global Diversified Income Fund changed its name to Diversified Income Fund.
(2) Effective February 1, 2021, Finisterre Unconstrained Emerging Markets Bond Fund changed its name to Finisterre Emerging Markets Total Return Bond Fund.
(3) Effective January 1, 2022, International Emerging Markets Fund changed its name to Global Emerging Markets Fund.
(4) Period from March 1, 2023, date operations commenced, through October 31, 2023.
Management Fees Waived
For the following Funds, PGI waived a portion of the management fee during the periods indicated as follows:

Management Fees Waived for Periods Ended October 31 (amounts in thousands)
Fund	2023	2022	2021
Core Plus Bond	$120	$393	$420
Diversified Income	418	1,868 (1)	3,794
Government Money Market	278	371	396
High Income	471	498	532
LargeCap Growth I	1,661	1,868	2,136
LargeCap Value III	1,781	2,136	1,904
MidCap Growth III	237	224	234
MidCap Value I	755	691	539
Overseas	487	784	1,034
SmallCap Growth I	457	510	588
SmallCap Value II	235	251	254

(1) Effective March 1, 2022, Global Diversified Income Fund changed its name to Diversified Income Fund.
62

Expenses Reimbursed
For the following Funds, PGI reimbursed certain expenses during the periods indicated as follows:

Expenses Reimbursed for Periods Ended October 31 (amounts in thousands)
Fund	2023	2022	2021
California Municipal	$99	$42	$60
Core Fixed Income	439	260	—
Core Plus Bond	504	403	347
Diversified Income	1,330	1,643 (1)	2,042
Diversified International	199	155	83
Equity Income	1,679	1,724	1,494
Finisterre Emerging Markets Total Return Bond	193	6	64 (2)
Global Emerging Markets	503	272 (3)	218
Global Real Estate Securities	912	877	756
Government & High Quality Bond	71	36	44
Government Money Market	224	240	3,887
High Income	—	—	8
High Yield	445	259	226
International I	132	50	70
LargeCap S&P 500 Index	11	—	—
MidCap Growth	51	32	22
MidCap Value I	534	316	116
Money Market	—	122	3,005
Principal Capital Appreciation	—	—	106
Principal LifeTime Strategic Income	16	19	19
Principal LifeTime 2040	25	3	—
Principal LifeTime 2050	79	49	36
Principal LifeTime 2060	9	5	5
Principal LifeTime 2065	—	—	4
Principal LifeTime 2070	66 (4)	—	—
Principal LifeTime Hybrid Income	40	36	42
Principal LifeTime Hybrid 2015	34	32	34
Principal LifeTime Hybrid 2020	27	16	21
Principal LifeTime Hybrid 2025	24	16	22
Principal LifeTime Hybrid 2030	18	18	26
Principal LifeTime Hybrid 2035	27	14	22
Principal LifeTime Hybrid 2040	27	15	21
Principal LifeTime Hybrid 2045	36	26	33
Principal LifeTime Hybrid 2050	38	29	34
Principal LifeTime Hybrid 2055	63	61	66
Principal LifeTime Hybrid 2060	99	79	79
Principal LifeTime Hybrid 2065	93	74	79
Principal LifeTime Hybrid 2070	93 (4)	0	0
Real Estate Securities	1,731	1,276	0
Short-Term Income	—	36	144
SmallCap	230	53	19
SmallCap Growth I	69	9	1
SmallCap S&P 600 Index	85	67	52
SmallCap Value II	190	194	182
Tax-Exempt Bond	201	177	73

(1) Effective March 1, 2022, Global Diversified Income Fund changed its name to Diversified Income Fund.
(2) Effective February 1, 2021, Finisterre Unconstrained Emerging Markets Bond Fund changed its name to Finisterre Emerging Markets Total Return Bond Fund.
(3) Effective January 1, 2022, International Emerging Markets Fund changed its name to Global Emerging Markets Fund.
(4) Period from March 1, 2023, date operations commenced, through October 31, 2023.
63

Sub-Advisory Agreements for the Funds
PGI (and not the Funds) pays the sub-advisors fees determined pursuant to a sub-advisory agreement with each sub-advisor, including those sub-advisors that are at least 95% owned, directly or indirectly, by PGI or its affiliates (“Wholly-Owned Sub-Advisors”) and the sub-advisors for the Funds listed in the tables below. Fees paid to sub-advisors are individually negotiated between PGI and each sub-advisor and may vary.

Aggregate Fees Paid to Sub-Advisors (other than Wholly-Owned Sub-Advisors, Origin and Post) for Fiscal Years Ended October 31 (dollar amounts in thousands)
	2023		2022		2021
Fund	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets
Diversified Income	$3,125	0.40%	$3,998	0.37%	$4,188	0.34%
High Income	3,912	0.21	4,289	0.21	4,902	0.22
Inflation Protection	972	0.06	935	0.06	997	0.06
LargeCap Growth I	20,002	0.22	23,602	0.23	27,296	0.23
LargeCap Value III	4,705	0.20	5,486	0.20	4,974	0.20
MidCap Growth III	3,569	0.35	3,506	0.36	3,769	0.36
MidCap Value I	8,767	0.27	8,005	0.27	6,477	0.27
Overseas	6,523	0.34	6,875	0.35	8,887	0.34
SmallCap Growth I	9,077	0.42	9,720	0.42	11,138	0.42
SmallCap Value II	3,856	0.37	4,229	0.37	4,289	0.38

Fees Paid to Origin and Post for Fiscal Years Ended October 31 (dollar amounts in thousands)
	2023		2022		2021
Fund	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets	Dollar Amount	Percent of Average Daily Net Assets
Diversified Income (Post)	$1,198	0.29%	$1,629	0.29%	$1,798	0.29%
High Income (Post)	3,651	0.29	3,789	0.29	3,816	0.28
International I (Origin)	918	0.30	1,048	0.34	1,176	0.34
Principal Underwriter
The distributor and principal underwriter in the continuous offering of the Fund’s shares is Principal Funds Distributor, Inc. (“PFD” or the “Distributor”). PFD's address is 711 High Street, Des Moines, IA 50392. The table below shows the aggregate dollar amount of underwriting commissions and the amount retained by PFD for the last three fiscal years ended October 31:

Underwriting Fees for Periods Ended October 31 (amounts in thousands)
	2023		2022		2021
Fund/Portfolio	Total Underwriting Commissions	Amount Retained by PFD	Total Underwriting Commissions	Amount Retained by PFD	Total Underwriting Commissions	Amount Retained by PFD
California Municipal	$61	$18	$77	$59	$94	$31
Core Fixed Income	93	22	87	28	249	77
Core Plus Bond	45	13	48	14	72	21
Diversified Income	226	60	267 (1)	73	411	114
Diversified International	130	27	161	33	214	37
Equity Income	461	95	682	133	895	159
Finisterre Emerging Markets Total Return Bond	—	—	3	1	17 (2)	5
Global Emerging Markets	63	13	76 (3)	15	117	23
Global Real Estate Securities	22	5	100	18	62	11
Government & High Quality Bond	49	10	71	23	103	32
High Income	—	—	—	—	1	<1
High Yield	103	29	139	39	169	44
Inflation Protection	4	4	5	5	3	1
International I	—	—	—	—	3	1
LargeCap Growth I	230	44	273	59	409	80
64

Underwriting Fees for Periods Ended October 31 (amounts in thousands)
	2023		2022		2021
Fund/Portfolio	Total Underwriting Commissions	Amount Retained by PFD	Total Underwriting Commissions	Amount Retained by PFD	Total Underwriting Commissions	Amount Retained by PFD
LargeCap S&P 500 Index	466	140	516	139	557	141
LargeCap Value III	<1	<1	2	2	<1	<1
MidCap	537	93	574	106	838	152
MidCap Growth	3	3	6	6	8	8
MidCap Growth III	<1	<1	<1	<1	1	1
MidCap S&P 400 Index	8	8	4	4	6	6
MidCap Value I	93	17	130	25	132	22
Money Market	225	225	175	175	103	103
Principal Capital Appreciation	403	70	376	66	456	74
Principal Lifetime Strategic Income	19	16	33	18	27	6
Principal LifeTime 2020	75	32	104	50	140	60
Principal LifeTime 2030	298	57	335	84	387	82
Principal LifeTime 2040	336	65	342	74	368	81
Principal LifeTime 2050	482	78	506	90	462	79
Principal LifeTime 2060	1	1	4	4	6	6
Principal LifeTime 2070	<1 (4)	<1 (4)	N/A	N/A	N/A	N/A
Principal LifeTime Hybrid Income	38	38	22	22	4	4
Principal LifeTime Hybrid 2015	57	57	45	45	7	7
Principal LifeTime Hybrid 2020	96	96	103	103	57	57
Principal LifeTime Hybrid 2025	207	207	157	157	76	76
Principal LifeTime Hybrid 2030	151	151	92	92	46	46
Principal LifeTime Hybrid 2035	99	99	85	85	43	43
Principal LifeTime Hybrid 2040	116	116	77	77	37	37
Principal LifeTime Hybrid 2045	68	68	57	57	20	20
Principal LifeTime Hybrid 2050	74	74	51	51	23	23
Principal LifeTime Hybrid 2055	33	33	28	28	9	9
Principal LifeTime Hybrid 2060	21	21	11	11	3	3
Principal LifeTime Hybrid 2065	7	7	3	3	1	1
Principal LifeTime Hybrid 2070	<1 (4)	<1 (4)	N/A	N/A	N/A	N/A
Real Estate Securities	135	28	280	55	243	46
SAM Balanced	1,628	512	2,044	542	2,277	444
SAM Conservative Balanced	693	301	844	311	1,098	260
SAM Conservative Growth	1,438	332	1,791	396	1,858	379
SAM Flexible Income	666	319	918	399	1,172	375
SAM Strategic Growth	1,206	247	1,447	283	1,465	262
Short-Term Income	323	100	469	137	553	159
SmallCap	190	37	247	56	380	61
SmallCap Growth I	2	2	2	2	10	10
SmallCap S&P 600 Index	7	7	4	4	4	4
SmallCap Value II	<1	<1	1	1	6	2
Tax-Exempt Bond	47	22	155	85	164	56

(1)	Effective March 1, 2022, Global Diversified Income Fund changed its name to Diversified Income Fund.
(2)	Effective February 1, 2021, Finisterre Unconstrained Emerging Markets Bond Fund changed its name to Finisterre Emerging Markets Total Return Bond Fund.
(3)	Effective January 1, 2022, International Emerging Markets Fund changed its name to Global Emerging Markets Fund.
(4)	Period from March 1, 2023, date operations commenced, through October 31, 2023.
PFD does not charge fees on redemptions or repurchases of Fund shares. The amounts in the table above for Total Underwriting Commissions include any applicable contingent deferred sales charges and front-end sales charges.
65

Rule 12b-1 Fees / Distribution Plans and Agreements
In addition to the management and service fees, certain of the Funds’ share classes are subject to a Rule 12b-1 Distribution Plan and Agreement (each, a “Plan” and, together, the “Plans”). The Board and initial shareholders of Classes A, C, J, R-1, R-3, and R-4 shares have approved and entered into a Plan. In adopting the Plans, the Board (including a majority of board members who are not interested persons of the Funds, as defined in the Investment Company Act of 1940, as amended) determined that there was a reasonable likelihood that the Plans would benefit the Funds and the shareholders of the affected classes. Among the possible benefits of the Plans include the potential for building and retaining Fund assets, as well as the ability to offer an incentive for registered representatives to provide ongoing servicing to shareholders.
The Plans provide that each Fund makes payments to the Fund’s Distributor from assets of each share class that has a Plan to compensate the Distributor and other selling dealers, various banks, broker-dealers, and other financial intermediaries, for providing certain services to the Fund. Such services may include, but are not limited to:
•    formulation and implementation of marketing and promotional activities;
•    preparation, printing, and distribution of sales literature;
•    preparation, printing, and distribution of prospectuses and the Fund reports to other-than-existing shareholders;
•    obtaining such information with respect to marketing and promotional activities as the Distributor deems advisable;
•    making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and
•    providing training, marketing, and support with respect to the sale of shares.
Each Fund pays the Distributor a fee after the end of each month at an annual rate as a percentage of the daily net asset value of the assets attributable to each share class as follows:

Share Class	Maximum Annualized Rule 12b-1 Fee
A (1)(2)	0.25% (3)
C (2)	1.00%
J (2)	0.15%
R-1	0.35%
R-3	0.25%
R-4	0.10%
(1) Class A shares of the Money Market Fund are not subject to Rule 12b-1 fees.
(2) The Distributor also receives the proceeds of any CDSC imposed.
(3) The maximum annualized 12b-1 fee for Class A shares of the Government & High Quality Bond, LargeCap S&P 500 Index, and Short-Term Income Funds is 0.15%.
Effective December 31, 2015, the Distributor has contractually agreed to limit the distribution fees attributable to Class J normally payable by the Money Market Fund. This waiver is in place through February 28, 2025 and will reduce the Money Market Fund’s distribution fees by 0.15%. It is expected that the fee waiver will continue to the period disclosed; however, PFI and the Distributor, the parties to the agreement, may agree to terminate the fee waiver prior to the end of the period.
Effective January 1, 2021, the Distributor has voluntarily agreed to limit the distribution fees attributable to Class J, reducing the Funds’ distribution fees for Class J shares by 0.020%.* This voluntary waiver may be revised or terminated at any time without notice to shareholders.
*    For the period from December 31, 2016 to December 31, 2020, the voluntary waiver was 0.030%.
The Distributor may remit on a continuous basis all of these sums to its investment representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.
Currently, the Distributor makes payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts invested in Classes A, C, J, R-1, R-3, or R-4 shares.
Under the Plans, the Funds have no legal obligation to pay any amount that exceeds the compensation limit. The Funds do not pay, directly or indirectly, interest, carrying charges, or other financing costs in association with these Plans. All fees paid under a Fund’s Plan are paid to the Distributor, which is entitled to retain such fees paid by the Fund without regard to the expenses that it incurs.
66

For the fiscal year ended October 31, 2023, each Fund made the following 12b-1 payments to PFD, and PFD, from these 12b-1 payments, made the following payments to financial intermediaries that distribute and/or service the Fund’s shares. The “Retained by PFD” column reflects the difference between the amount paid by the Fund to PFD and the amount of that 12b-1 fee paid by PFD to financial intermediaries. That difference/remainder is then used by PFD to pay for other 12b-1-eligible expenses. For the fiscal year ended October 31, 2023, the 12b-1-eligible expenses for each Fund were greater than the amount of the Fund’s 12b-1 payments to PFD.

Fund/Portfolio	Paid by Fund to PFD (amounts in thousands)	Paid by PFD to Financial Intermediaries (amounts in thousands)	Retained by PFD (amounts in thousands)
California Municipal	$1,063	$1,026	$37
Core Fixed Income	789	789	—
Core Plus Bond	365	365	—
Diversified Income	5,005	5,005	—
Diversified International	753	753	—
Equity Income	4,056	4,033	23
Finisterre Emerging Markets Total Return Bond	—	—	—
Global Emerging Markets	283	283	—
Global Real Estate Securities	188	188	—
Government & High Quality Bond	368	368	—
Government Money Market	—	—	—
High Income	—	—	—
High Yield	1,439	1,425	14
Inflation Protection	42	42	—
International I	8	8	—
LargeCap Growth I	1,678	1,678	—
LargeCap S&P 500 Index	2,786	2,786	—
LargeCap Value III	140	140	—
MidCap	5,404	5,404	—
MidCap Growth	158	158	—
MidCap Growth III	67	67	—
MidCap S&P 400 Index	402	402	—
MidCap Value I	398	398	—
Money Market	—	—	—
Overseas	3	2	1
Principal Capital Appreciation	2,929	2,865	64
Principal LifeTime Strategic Income	295	295	—
Principal LifeTime 2015	61	61	—
Principal LifeTime 2020	1,366	1,366	—
Principal LifeTime 2025	300	300	—
Principal LifeTime 2030	2,172	2,172	—
Principal LifeTime 2035	288	288	—
Principal LifeTime 2040	1,610	1,610	—
Principal LifeTime 2045	216	216	—
Principal LifeTime 2050	836	836	—
Principal LifeTime 2055	134	134	—
Principal LifeTime 2060	97	97	—
Principal LifeTime 2065	17	17	—
Principal LifeTime 2070(1)	—	—	—
Principal LifeTime Hybrid Income	76	76	—
Principal LifeTime Hybrid 2015	179	179	—
Principal LifeTime Hybrid 2020	320	320	—
Principal LifeTime Hybrid 2025	473	473	—
Principal LifeTime Hybrid 2030	340	340	—
Principal LifeTime Hybrid 2035	256	256	—
Principal LifeTime Hybrid 2040	251	251	—
Principal LifeTime Hybrid 2045	142	142	—
67

Fund/Portfolio	Paid by Fund to PFD (amounts in thousands)	Paid by PFD to Financial Intermediaries (amounts in thousands)	Retained by PFD (amounts in thousands)
Principal LifeTime Hybrid 2050	116	116	—
Principal LifeTime Hybrid 2055	59	59	—
Principal LifeTime Hybrid 2060	29	29	—
Principal LifeTime Hybrid 2065	9	9	—
Principal LifeTime Hybrid 2070(1)	123	—	123
Real Estate Securities	1,173	1,173	—
SAM Balanced	8,348	8,348	—
SAM Conservative Balanced	3,086	3,086	—
SAM Conservative Growth	6,007	6,007	—
SAM Flexible Income	5,197	5,197	—
SAM Strategic Growth	4,089	4,077	12
Short-Term Income	927	921	6
SmallCap	1,077	1,077	—
SmallCap Growth I	133	133	—
SmallCap S&P 600 Index	463	463	—
SmallCap Value II	46	46	—
Tax-Exempt Bond	929	915	14

(1)	Period from March 1, 2023, date operations commenced, through October 31, 2023.
Custodian
The custodian of the portfolio securities and cash assets of the Funds is The Bank of New York Mellon, One Wall Street, New York, NY 10286. The custodian performs no managerial or policy-making functions for the Funds.
Service Agreement and Administrative Services Agreement
The Service Agreement (for classes R-1, R-3, R-4, and R-5 Shares) provides for PGI to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members) of those classes. These personal services include:
•    responding to plan sponsor and plan member inquiries;
•    providing information regarding plan sponsor and plan member investments; and
•    providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by National Association of Securities Dealers (NASD) Rule 2830 (or any successor thereto).
As compensation for these services, Principal Funds will pay PGI service fees equal to 0.25% of the average daily net assets attributable to each of the R-1, R-3, R-4, and R-5 Classes. The service fees are calculated and accrued daily and paid monthly to PGI (or at such other intervals as Principal Funds and PGI may agree).
The Administrative Services Agreement (for classes R-1, R-3, R-4, and R-5 Shares) provides for PGI to provide services to beneficial owners of Fund shares. Such services include:
•    receiving, aggregating, and processing purchase, exchange, and redemption requests from plan shareholders;
•    providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre-authorized instructions submitted by plan members;
•    processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;
•    acting as shareholder of record and nominee for plans;
•    maintaining account records for shareholders and/or other beneficial owners;
•    providing notification to plan shareholders of transactions affecting their accounts;
•    forwarding prospectuses, financial reports, tax information, and other communications from the Fund to beneficial owners;
•    distributing, receiving, tabulating, and transmitting proxy ballots of plan shareholders; and
•    other similar administrative services.
As compensation for these services, Principal Funds will pay PGI service fees equal to 0.28% of the average daily net assets attributable to the R-1 Class, 0.07% of the average daily net assets of the R-3 Class, 0.03% of the average daily net assets of the R-4 Class, and 0.01% of the average daily net assets of the R-5 Class. The service fees are calculated and accrued daily and paid monthly to PGI (or at such other intervals as Principal Funds and PGI may agree).
68

PGI will generally, at its discretion, appoint (and may at any time remove) other parties, including companies affiliated with PGI, as its agent to carry out the provisions of the Service Agreement and/or the Administrative Services Agreement. However, the appointment of an agent shall not relieve PGI of any of its responsibilities or liabilities under those agreements. Any fees paid to agents under these agreements shall be the sole responsibility of PGI.
Transfer Agent
The Transfer Agency Agreement provides for Principal Shareholder Services, Inc. (“PSS”) (711 High Street, Des Moines, IA 50392), an affiliate of PGI, to act as transfer and shareholder servicing agent for the Classes A, C, J, Institutional, R-1, R-3, R-4, R-5, and R-6.
•For Classes A, C, and R-6, and Institutional Class shares, the Registrant pays PSS a fee for the services provided pursuant to the Transfer Agency Agreement in an amount equal to the costs incurred by PSS for providing such services.
•For Class J shares, the Registrant pays PSS a fee for the services provided pursuant to the Transfer Agency Agreement in an amount that includes profit.
The Registrant pays PSS for the following services for Classes A, C, J, and R-6, and Institutional Class shares:
•issuance, transfer, conversion, cancellation, and registry of ownership of Fund shares, and maintenance of open account system;
•preparation and distribution of dividend and capital gain payments to shareholders;
•delivery, redemption, and repurchase of shares, and remittances to shareholders;
•the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses, and tax information;
•communication with shareholders concerning the above items; and
•use of its best efforts to qualify the capital stock of the Funds for sale in states and jurisdictions as directed by the Funds.
The Registrant does not pay for these services for Classes R-1, R-3, R-4, and R-5 shares. PSS will pay operating expenses attributable to Classes R-1, R-3, R-4, and R-5 shares related to (a) the cost of meetings of shareholders and (b) the costs of initial and ongoing qualification of the capital stock of the Funds for sale in states and jurisdictions.
69

Securities Lending Agent
The Bank of New York Mellon serves as the securities lending agent for the Funds. Information regarding securities lending during the Funds’ fiscal year ended October 31, 2023 is as follows:

Fund	Gross income (including from cash collateral reinvestment)	Fees paid to securities lending agent from a revenue split	Fees paid for any cash collateral management service that are not included in revenue split	Administrative fees not included in revenue split	Indemnification fees not included in revenue split	Net rebate paid to borrower	Other fees not included in revenue split	Aggregate fees/ compensation	Net income from securities lending
Core Fixed Income	$706,372	$21,008	$—	$—	$—	$496,275	$—	$517,283	$189,089
Core Plus Bond	278,464	14,711	—	—	—	131,334	—	146,045	132,419
Diversified Income	1,602,521	53,437	—	—	—	1,068,075	—	1,121,512	481,009
Diversified International	1,600,864	17,743	—	—	—	1,423,426	—	1,441,169	159,695
Equity Income	1,987,976	124,166	—	—	—	746,314	—	870,480	1,117,496
Finisterre Emerging Markets Total Return Bond	—	—	—	—	—	—	—	—	—
Global Emerging Markets	25,480	1,196	—	—	—	13,515	—	14,711	10,769
Global Real Estate Securities	203,821	3,217	—	—	—	171,647	—	174,863	28,958
Government & High Quality Bond	64,228	4,040	—	—	—	23,831	—	27,870	36,358
High Income	3,294,696	117,371	—	—	—	2,120,816	—	2,238,186	1,056,510
High Yield	759,847	52,674	—	—	—	233,073	—	285,747	474,100
Inflation Protection	72,996	3,126	—	—	—	41,736	—	44,862	28,134
International I	100,478	1,737	—	—	—	83,102	—	84,839	15,639
LargeCap Growth I	371,620	7,827	—	—	—	293,321	—	301,148	70,472
LargeCap S&P 500 Index	80,992	8,292	—	—	—	(1,929)	—	6,363	74,629
LargeCap Value III	111,286	17,346	—	—	—	(62,203)	—	(44,858)	156,144
MidCap	128,110	2,562	—	—	—	102,490	—	105,052	23,058
MidCap Growth	184,618	13,102	—	—	—	53,594	—	66,695	117,922
MidCap Growth III	105,979	4,828	—	—	—	57,677	—	62,505	43,474
MidCap S&P 400 Index	178,172	23,126	—	—	—	(53,094)	—	(29,968)	208,140
MidCap Value I	149,036	28,504	—	—	—	(136,060)	—	(107,555)	256,591
Overseas	1,285,115	21,356	—	—	—	1,071,527	—	1,092,883	192,232
Principal Capital Appreciation	55,541	1,374	—	—	—	41,805	—	43,179	12,363
Short-Term Income	209,722	3,025	—	—	—	179,462	—	182,487	27,235
SmallCap	337,096	13,917	—	—	—	197,907	—	211,824	125,272
SmallCap Growth I	1,320,638	61,847	—	—	—	701,950	—	763,797	556,841
SmallCap S&P 600 Index	217,357	9,946	—	—	—	117,880	—	127,826	89,531
SmallCap Value II	416,266	22,318	—	—	—	192,884	—	215,202	201,064
The services provided by The Bank of New York Mellon, as securities lending agent for the Funds, include: coordinating, with the Funds, the selection of securities to be loaned; negotiating loan terms; monitoring the value of securities loaned and corresponding collateral, marking to market daily; coordinating collateral movements; monitoring dividends; and transferring, recalling, and arranging the return of loaned securities to the Funds upon loan termination.
MULTIPLE CLASS STRUCTURE
The Board has adopted a multiple class plan (the “Multiple Class Plan”) pursuant to U.S. Securities and Exchange Commission (“SEC”) Rule 18f-3. The share classes each Fund offers are identified in the chart included under the heading “History of the Funds.” The share classes offered under the Multiple Class Plan include: Classes A, C, J, Institutional, R-1, R-3, R-4, R-5, and R-6.
70

Contingent Deferred Sales Charges (“CDSC”)
Class A shares are generally sold with a sales charge that is a variable percentage based on the amount of the purchase, as described in the Prospectus. Certain redemptions of Class A shares within 12 months of purchase may be subject to a “CDSC”, as described in the Prospectus.
Class C shares are not subject to a sales charge at the time of purchase but are subject to a 1% CDSC on shares redeemed within 12 months of purchase, as described in the Prospectus.
Class J shares are sold without any front-end sales charge. A CDSC of 1% is imposed if Class J shares are redeemed within 18 months of purchase, as described in the Prospectus.
Sales charge waivers and reductions may be available depending on whether shares are purchased directly from the Fund or through a financial intermediary, as described in the Prospectus and Appendix B to the Prospectus, titled “Intermediary-Specific Sales Charge Waivers and Reductions.”
For Classes A, C, and J shares purchased from the Fund or through an intermediary not identified on Appendix B to the Prospectus, the CDSC is waived on shares:
•redeemed within 90 days after an account is re-registered due to a shareholder's death;
•redeemed to pay surrender fees;
•redeemed to pay retirement plan fees;
•redeemed involuntarily from accounts with small balances;
•redeemed due to the shareholder's disability (as defined by the Internal Revenue Code) provided the shares were purchased prior to the disability;
•redeemed from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
•redeemed from a retirement plan to assure the plan complies with the Internal Revenue Code;
•redeemed from retirement plans qualified under Section 401(a) of the Internal Revenue Code due to the plan participant's death, disability, retirement, or separation from service after attaining age 55;
•redeemed from retirement plans to satisfy excess contribution rules under the Internal Revenue Code; or
•redeemed using a systematic withdrawal plan (up to 1% per month (measured cumulatively with respect to non-monthly plans) of the value of the fund account at the time, and beginning on the date, the systematic withdrawal plan begins). (The free withdrawal privilege not used in a calendar year is not added to the free withdrawal privileges for any following year.)
For Class J shares purchased from the Fund or through an intermediary not identified on Appendix B to the Prospectus, the CDSC also is waived on shares:
•redeemed that were purchased pursuant to the Small Amount Force Out program (SAFO); or
•of the Money Market Fund redeemed within 30 days of the initial purchase if the redemption proceeds are transferred to another Principal IRA, defined as either a fixed or variable annuity issued by Principal Life Insurance Company to fund an IRA, a Principal Bank IRA product, or a WRAP account IRA sponsored by Principal Securities, Inc. (PSI).
Institutional Class and Classes R-1, R-3, R-4, R-5, and R-6 shares are available without any front-end sales charge or CDSC. Classes R-1, R-3, R-4, and R-5 shares are available through employer-sponsored retirement plans. Such plans may impose fees in addition to those charged by the Funds. Classes R-1, R-3, R-4, and R-5 shares are subject to asset-based charges (described below). Class R-6 shares are generally available through the defined contribution investment only channel.
INTERMEDIARY COMPENSATION
Additional Payments to Intermediaries.
Shares of the Funds are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies.
In addition to payments pursuant to 12b-1 plans, PGI or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency, and/or shareholder services. In some situations, the Funds will reimburse PGI or its affiliates for making such payments; in others, the Funds make such payments directly to intermediaries.
For Classes R-1, R-3, R-4, and R-5 shares, such compensation is generally paid out of the Service Fees and Administrative Services Fees that are disclosed in the Prospectus as Other Expenses. Such compensation is generally based on the average asset value of Fund shares for the relevant share class held by clients of the intermediary.
71

In addition, PGI or its affiliates pay, without reimbursement from the Funds, compensation from their own resources, to certain intermediaries that support the distribution of shares of the Funds or provide services to Fund shareholders. In addition, PGI or its affiliates pay, without reimbursement from the Funds, compensation from their own resources to certain large plan sponsors to help cover the cost of providing educational materials to plan participants.
The amounts paid to intermediaries vary by share class and by Fund.
Principal Life Insurance Company is one such intermediary that provides services relating to Fund shares held in employee benefit plans, and it is typically paid all of the Service Fees and Administrative Services Fees pertaining to such plans.
Plan recordkeepers, who may have affiliated financial intermediaries that sell shares of the Funds, may be paid additional amounts. In addition, some financial intermediaries or their affiliates receive compensation from PGI or its affiliates for maintaining retirement plan platforms that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.
A number of factors may be considered in determining the amount of these additional payments, including each financial intermediary’s Fund sales and assets, as well as the willingness and ability of the financial intermediary to give the Distributor access to its Financial Professionals for educational and marketing purposes. In some cases, intermediaries will include the Funds on a preferred list. The Distributor’s goals include making the Financial Professionals who interact with current and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services. The amounts paid to intermediaries vary by Fund and by share class.
Additionally, in some cases, the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training, and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases, the Distributor will also provide payment or reimbursement for expenses associated with transactions (“ticket”) charges and general marketing expenses. Other compensation may be paid to the extent not prohibited by applicable laws, regulations, or the rules of any self-regulatory agency, such as FINRA.
The payments described in this SAI may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend a Fund over another investment, or to recommend one share class of a Fund over another share class. Ask your Financial Professional or visit your intermediary’s website for more information about the total amounts paid to them by PGI and its affiliates, and by sponsors of other investment companies your Financial Professional may recommend to you.
Your intermediary may charge you additional fees other than those disclosed in the Prospectus. Ask your Financial Professional about any fees and commissions they charge.
Although a Fund may use brokers who sell shares of the Funds to effect portfolio transactions, the sale of shares is not considered as a factor by the Fund’s sub-advisors when selecting brokers to effect portfolio transactions.
72

As of December 1, 2023, the Distributor anticipates that the firms that will receive additional payments as described in the Additional Payments to Intermediaries section above (other than sales charges, Rule 12b-1 fees, and expense reimbursement) include, but are not necessarily limited to, the following:

Acclaim Benefits, Inc.	G.A. Repple & Company	Private Client Services LLC
ADP Broker Dealer Inc	GBM International Inc	Procyon Advisors, LLC
AIG SunAmerica	Global Retirement Partners LLC	Prudential Retirement Services
Alight Financial Solutions LLC	Goldman Sachs & Co.	Purshe Kaplan Sterling Investments, Inc.
American Century Investments	ICMA-Retirement Corp.	Putnam Investors Services
American United Life Insurance Co.	Insight Wealth Partners LLC	Raymond James & Associates, Inc.
Ameriprise Financial Services	J.P. Morgan Securities, Inc.	Raymond James Financial Services, Inc.
Ameritas Investments Corp	Janney Montgomery Scott	RBC Capital Markets Corp.
Ascensus	John Hancock Life Insurance Company of New York	Reliance Trust Company
AXOS Clearing LLC	John Hancock Life Insurance Company USA	Retirement Clearinghouse
Baird	John Hancock Trust Co.	Robert W. Baird & Co.
Benefit Plan Administrators	July Business Services LLC	Rockefeller Financial LLC
Benefit Solutions	Kestra Investment Services, LLC	Sammons Institutional Group
Benefit Trust Company	Lincoln Retirement Services Co.	Sanctuary Securities, Inc
Bolton Global Capital	LPL Financial Corporation	Standard Insurance Company
BNY Mellon NA	Massachusetts Mutual Life Insurance Company	Stifel Nicolaus & Company, Inc.
Broadridge Business Process Outsourcing, LLC	Mercer HR Services, LLC	T. Rowe Price Retirement Plan Services
California Capital Management	Merrill Lynch	TD Ameritrade Inc
Cambridge Investment Research Inc.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	TD Ameritrade Trust Company
Canterbury Consulting Inc	Merrill Lynch, Retirement Group	Ten Capital Wealth Advisors, LLC
Cetera Advisor Networks LLC	MidAtlantic Capital Corporation	Thrivent Financial for Lutherans
Charles Schwab & Co., Inc.	Midland National Life Insurance Company	TIAA-CREF
Charles Schwab Trust Bank	Minnesota Life Insurance Company	Total Administrative Services Corporation
Citigroup Global Markets Inc.	Morgan Stanley Smith Barney LLC	Triad Advisors, Inc.
Columbia Management Investment	National Financial Services	UBS Financial Services, Inc.
Advisers, LLC	Nationwide Financial Services, Inc.	US Bancorp Investments
Commonwealth Financial Network	Nationwide Investment Services Corp	VALIC Retirement Services Company
Concentrum Wealth Management	Newport Group, The	Vanguard Brokerage Services
CPI Qualified Consultants	NFP Retirement Inc	Vanguard Group, The
Edward Jones	Northwestern Mutual Investment Services	Voya Institutional Plan Services, LLC
Empower Annuity Insurance Company	OneDigital Investment Advisors	Voya Institutional Trust Co.
of America	Oppenheimer & Co.	Wealth Enhancement Advisory Svcs LLC
Empower Financial Services Inc	Osaic, Inc.	Wells Fargo Advisors, LLC
ePlan Services, Inc.	Pensionmark Financial Group LLC	Wells Fargo Bank, N.A.
Equitable Financial Life Insurance Co	Pershing LLC	Wells Fargo Clearing Services LLC
Fidelity Investment Institutional Operations Co.	Plan Administrators, Inc.	Wells Fargo Community Bank Advisors
Fortem Financial Group LLC	Principal Bank	Western International Securities Inc
Four Peaks Planning And Investments	Principal Life Insurance Company	Woodbury Financial Services
FSC Securities Corporation	Principal Securities, Inc.
The preceding list is subject to change at any time without notice. Any additions, modifications, or deletions to the financial intermediaries identified in this list that have occurred since the date noted above are not reflected. To obtain a current list, call 1-800-222-5852.
73

BROKERAGE ALLOCATION AND OTHER PRACTICES
Brokerage on Purchases and Sales of Securities
All orders for the purchase or sale of portfolio securities are placed on behalf of a Fund by PGI or by the Fund’s sub-advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of PGI and of each Fund’s sub-advisor is to obtain the best overall terms. In pursuing this objective, PGI or the sub-advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that PGI or a sub-advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when PGI or the sub-advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction, b) the quality of the execution provided, and c) the level of commissions paid relative to commissions paid by other institutional investors. Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which PGI or the sub-advisor exercises investment discretion. The Board has also adopted a policy and procedure designed to prevent each of the Funds from compensating a broker/dealer for promoting or selling Fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling Fund shares. Therefore, PGI or a sub-advisor may not compensate a broker/dealer for promoting or selling Fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling Fund shares. PGI or a sub-advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.
PGI or a sub-advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors, and trends; portfolio strategy; performance of client accounts; and access to research analysts, corporate management personnel, and industry experts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions or terms that are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or a sub-advisor’s overall responsibilities to the accounts under its management. PGI or a sub-advisor generally pays additional commission amounts for such research services. Statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and PGI or a sub-advisor may use it in servicing some or all of the accounts it manages.
74

PGI and the sub-advisors allocated portfolio transactions for the Funds indicated in the following table to certain brokers for the year ended October 31, 2023 due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

Fund	Amount of Transactions because of Research Services Provided	Related Commissions Paid
Diversified International	$1,958,824,028	$1,124,296
Equity Income	2,411,075,733	933,592
Global Emerging Markets	43,012,198	26,274
Global Real Estate Securities	697,052,477	429,678
International I	300,570,509	60,378
LargeCap Growth I	1,659,968,583	389,958
LargeCap S&P 500 Index	73,489,247	43,824
LargeCap Value III	1,769,205,468	679,357
MidCap	3,480,012,597	1,033,572
MidCap Growth	523,976,546	202,327
MidCap Growth III	598,134,523	192,094
MidCap S&P 400 Index	42,910,144	16,574
MidCap Value I	3,255,286,500	1,042,071
Overseas	1,219,928,742	1,440,355
Principal Capital Appreciation	1,964,436,796	588,027
Real Estate Securities	926,578,299	514,631
SmallCap	42,358,714,100	20,316,894
SmallCap Growth I	1,042,762,780	754,020
SmallCap S&P 600 Index	70,019,038	61,369
SmallCap Value II	563,967,465	1,009,603
Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a sub‑advisor, or PGI, participates. These procedures prohibit a Fund from directly or indirectly benefiting a sub‑advisor affiliate or PGI affiliate in connection with such underwritings. In addition, for underwritings where a sub-advisor affiliate or PGI participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that a Fund could purchase in the underwritings. The sub-advisor shall determine the amounts and proportions of orders allocated to the sub-advisor or affiliate. The Board will receive quarterly reports on these transactions.
The Board has approved procedures that permit a Fund to effect a purchase or sale transaction between the Fund and any other affiliated investment company or between a Fund and affiliated persons of the Fund under limited circumstances prescribed by SEC Rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; must be consistent with the investment objective, investment strategy, and risk profile of the Fund; and no brokerage commission or fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board will receive quarterly reports on these transactions.
The Board has also approved procedures that permit a Fund’s sub-advisor(s) to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees, or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees, or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board will receive quarterly reports on these transactions.
Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with a Fund paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.
75

The following table shows the brokerage commissions paid during the periods indicated.

Total Brokerage Commissions Paid for Periods Ended October 31
Fund/Portfolio	2023	2022	2021
California Municipal	$772	$1,587	$801
Core Fixed Income	1,702	1,516	—
Core Plus Bond	88	9,048	15,956
Diversified Income	153,698	547,346	1,637,794
Diversified International	3,538,818	4,146,318	7,756,328
Equity Income	1,644,750	1,806,331	1,399,777
Global Emerging Markets	167,018	160,353	252,012
Global Real Estate Securities	1,206,464	1,289,510	1,385,168
High Income	23	—	23
High Yield	—	—	3,132
Inflation Protection	49,403	24,931	7,576
International I	150,543	138,673	149,981
LargeCap Growth I	1,152,400	969,005	823,663
LargeCap S&P 500 Index	117,105	131,460	199,065
LargeCap Value III	847,153	993,907	954,086
MidCap	2,248,485	2,293,609	2,734,986
MidCap Growth	409,799	474,068	257,783
MidCap Growth III	333,127	276,555	231,154
MidCap S&P 400 Index	49,991	77,050	39,848
MidCap Value I	1,225,482	1,398,096	949,168
Overseas	2,178,421	2,161,059	1,825,373
Principal Capital Appreciation	1,224,424	1,257,461	356,313
Real Estate Securities	1,268,659	1,950,816	1,501,016
SAM Balanced	46,400	181,918	105,330
SAM Conservative Balanced	14,280	60,359	35,810
SAM Conservative Growth	28,720	150,440	75,010
SAM Flexible Income	22,740	207,037	11,390
SAM Strategic Growth	22,620	79,019	18,910
Short-Term Income	—	—	—
SmallCap	594,044	522,311	855,323
SmallCap Growth I	1,484,968	1,488,070	1,572,443
SmallCap S&P 600 Index	148,439	81,994	49,801
SmallCap Value II	1,308,934	1,169,210	1,365,112
Tax-Exempt Bond	—	8,664	4,111
Primary reasons for changes in brokerage commissions for those Funds with relatively greater variations for the three years were changes in commission rates; changes in Fund size; changes in market conditions; changes in money managers of certain Funds; and implementation of investment strategies. In some cases, such events required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.
Brokerage commissions from the portfolio transactions effected for the Funds were paid to brokers affiliated with PGI or such Fund’s sub-advisors for the fiscal years ended October 31 as follows:

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker Receiving Commissions	2023 Commissions Paid to Affiliated Broker	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
Diversified Income
	Principal Financial Group	SAMI Brokerage LLC	14,022	9.12%	1.48%
Total			$14,022	9.12%	1.48%
76

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker Receiving Commissions	2022 Commissions Paid to Affiliated Broker	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
Diversified Income
	Principal Financial Group	SAMI Brokerage LLC	10,719	1.96%	0.72%
Total			$10,719	1.96%	0.72%
MidCap Growth III
	Eagle Asset Management, Inc.	Raymond James Financial Services	8,250	2.98%	8.42%
Total			$8,250	2.98%	8.42%

Fund	Sub-Advisor Employed by the Fund Complex	Affiliated Broker Receiving Commissions	2021 Commissions Paid to Affiliated Broker	% of Fund's Total Commissions	% of Dollar Amount of Fund's Commissionable Transactions
Diversified Income
	Principal Financial Group	SAMI Brokerage LLC	13,294	0.81%	0.37%
Total			$13,294	0.81%	0.37%
Material differences, if any, between the percentage of a Fund’s brokerage commissions paid to a broker and the percentage of transactions effected through that broker reflect the commission rates the sub-advisor has negotiated with the broker. Commission rates a sub-advisor pays to brokers may vary and reflect such factors as the trading volume placed with a broker, the type of security, the market in which a security is traded and the trading volume of that security, the types of services provided by the broker (i.e., execution services only or additional research services), and the quality of a broker’s execution.
The following table indicates the value of each Fund’s aggregate holdings, in thousands, of the securities of its regular brokers or dealers for the fiscal year ended October 31, 2023.

Holdings of Securities of Principal Funds, Inc. Regular Brokers and Dealers
Fund	Broker or Dealer	Holdings (in thousands)
Core Fixed Income	Bank of America	$78,655
	Bank of New York Mellon Corp/The	88,671
	Citigroup Inc	80,411
	Goldman Sachs Group Inc/The	64,681
	Jefferies Group LLC	55,577
	JPMorgan Chase & Co	75,535
	Morgan Stanley	96,246
Core Plus Bond	Bank of America	8,555
	Bank of New York Mellon Corp/The	785
	Barclays PLC	2,400
	BNP Paribas SA	747
	Citigroup Inc	3,888
	Goldman Sachs Group Inc/The	4,461
	HSBC Holdings PLC	832
	JPMorgan Chase & Co	5,364
	Morgan Stanley	9,085
	UBS Group AG	1,407
77

Holdings of Securities of Principal Funds, Inc. Regular Brokers and Dealers
Fund	Broker or Dealer	Holdings (in thousands)
Diversified Income	Bank of America	$26,960
	Bank of New York Mellon Corp/The	8,816
	Barclays PLC	2,984
	BNP Paribas SA	10,731
	Citigroup Inc	16,400
	Goldman Sachs Group Inc/The	16,412
	HSBC Holdings PLC	12,223
	Jefferies Group LLC	1,132
	JPMorgan Chase & Co	24,925
	Mizuho Financial Group Inc	6,102
	Morgan Stanley	15,007
	Stifel Financial Corp	35
	UBS Group AG	11,560
Diversified International	HSBC Holdings PLC	36,334
Equity Income	Bank of America	135,169
	JPMorgan Chase & Co	250,246
	Morgan Stanley	199,848
Finisterre Emerging Markets Total Return Bond	HSBC Holdings PLC	5,536
High Yield	Barclays PLC	9,515
	JPMorgan Chase & Co	10,844
Inflation Protection	Citigroup Inc	2,157
	Goldman Sachs Group Inc/The	2,146
	JPMorgan Chase & Co	2,164
	Morgan Stanley	2,158
International I	HSBC Holdings PLC	2,802
	UBS Group AG	2,749
LargeCap S&P 500 Index	Bank of America	30,921
	Bank of New York Mellon Corp/The	5,620
	Citigroup Inc	12,913
	Goldman Sachs Group Inc/The	16,996
	JPMorgan Chase & Co	68,621
	Morgan Stanley	15,343
LargeCap Value III	Bank of America	35,732
	Bank of New York Mellon Corp/The	618
	Citigroup Inc	1,429
	Goldman Sachs Group Inc/The	28,417
	Jefferies Group LLC	114
	JPMorgan Chase & Co	35,709
	Morgan Stanley	1,584
	Stifel Financial Corp	109
MidCap S&P 400 Index	Jefferies Group LLC	3,134
	Stifel Financial Corp	3,280
MidCap Value I	Bank of New York Mellon Corp/The	36,429
	Jefferies Group LLC	344
	Stifel Financial Corp	329
Money Market	Barclays PLC	23,866
	Citigroup Inc	5,675
	Goldman Sachs Group Inc/The	22,383
	HSBC Holdings PLC	5,469
78

Holdings of Securities of Principal Funds, Inc. Regular Brokers and Dealers
Fund	Broker or Dealer	Holdings (in thousands)
Overseas	Barclays PLC	$24,434
	BNP Paribas SA	7,662
	HSBC Holdings PLC	30,259
	Mizuho Financial Group Inc	1,341
	UBS Group AG	7,424
Principal Capital Appreciation	JPMorgan Chase & Co	77,292
	Morgan Stanley	29,598
Short-Term Income	Bank of America	69,165
	Barclays PLC	13,471
	BNP Paribas SA	8,032
	Citigroup Inc	37,584
	Goldman Sachs Group Inc/The	43,919
	HSBC Holdings PLC	8,917
	JPMorgan Chase & Co	36,826
	Morgan Stanley	38,135
	UBS Group AG	29,800
SmallCap	Stifel Financial Corp	8,043
SmallCap Growth I	Piper Sandler Cos	197
	Stifel Financial Corp	7,966
SmallCap S&P 600 Index	Piper Sandler Cos	2,305
SmallCap Value II	Piper Sandler Cos	62
Allocation of Trades
By the Manager (PGI). PGI has its own trading platform and personnel that perform trade-related functions. Where applicable, PGI trades on behalf of its own clients. Such transactions are executed in accordance with PGI’s trading policies and procedures, including, but not limited to, trade allocations and order aggregation, purchase of new issues, and directed brokerage. PGI acts as discretionary investment advisor for a variety of individual accounts, ERISA accounts, registered investment companies, insurance company separate accounts, and public employee retirement plans and places orders to trade portfolio securities for each of these accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. PGI has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and are designed to ensure that all clients are treated fairly and equitably. These procedures include allocation policies and procedures and internal review processes.
If, in carrying out the investment objectives of its respective clients, occasions arise in which PGI deems it advisable to purchase or sell the same equity securities for two or more client accounts at the same or approximately the same time, PGI may submit the orders to purchase or sell to a broker/dealer for execution on an aggregate or “bunched” basis. PGI will not aggregate orders unless it believes that aggregation is consistent with (1) its duty to seek best execution and (2) the terms of its investment advisory agreements. In distributing the securities purchased or the proceeds of sale to the client accounts participating in a bunched trade, no advisory account will be favored over any other account and each account that participates in an aggregated order will participate at the average share price for all transactions of PGI relating to that aggregated order on a given business day, with all transaction costs relating to that aggregated order shared on a pro rata basis.
Because of PGI’s role as investment advisor to each of the Funds and discretionary advisor to funds of funds and some underlying funds, conflicts may arise in connection with the services PGI provides to funds of funds with respect to asset class and target weights for each asset class and investments made in underlying funds. PGI also provides advisory services to funds that have multiple investment advisors (“Multi-Managed Funds”). These services include determining the portion of a Multi-Managed Fund’s portfolio to be allocated to an advisor. Conflicts may arise in connection with the services PGI provides to the funds of funds that it manages, in connection with the services PGI provides to other funds of funds and Multi-Managed Funds, for the following reasons:
•PGI serves as the investment advisor to the underlying funds in which the funds of funds invest, sometimes as the discretionary advisor, and an affiliated investment advisor may serve as sub-advisor to the funds in which a fund of funds may invest. This raises a potential conflict because PGI’s or an affiliated company’s profit margin may vary depending upon the underlying fund in which the funds of funds invest.
79

•PGI or an affiliated person may serve as investment advisor to a portion of a Multi-Managed Fund. In addition, PGI might recommend that an affiliated person serve as sub-advisor to a portion of a Multi-Managed Fund. This raises a potential conflict because PGI’s or an affiliated investment advisor’s profit margin may vary depending on the extent to which a Multi-Managed Fund’s assets are managed by PGI or allocated to an affiliated advisor.
•A sub-advisor may determine that the asset class PFI has hired it to manage (for example, small capitalization growth stocks) can be managed effectively only by limiting the amount of money devoted to the purchase of securities in the asset class. In such a case, a sub-advisor may impose a limit on the amount of money PFI may place with the sub-advisor for management. When a sub-advisor for two or more PFI Funds imposes such a limit, PGI and/or the sub-advisor may need to determine which Fund will be required to limit its investment in the asset class and the degree to which the Fund will be so limited. PGI and the sub-advisor may face a conflict of interest in making its determination.
PGI implements the following in an effort to limit the appearance of conflicts of interest and the opportunity for events that could trigger an actual conflict of interest:
•PGI implements a process for selecting underlying funds that emphasizes the selection of funds within the Principal Funds Complex that are determined to be consistent with the fund of fund’s objective and principal investment strategies. However, PGI will select an unaffiliated underlying fund managed by an unaffiliated sub-advisor when deemed necessary or appropriate based upon a consideration of the Fund’s objective and investment strategies and available expertise and resources within the Principal organization.
•PGI uses a process to select investment advisors that emphasizes the selection of PGI or Principal-affiliated sub-advisors that are determined to be qualified under PGI’s due diligence process. However, PGI will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s objective and investment strategies and available expertise and resources within the Principal organization.
•PGI provides ongoing oversight of the Funds’ investments to monitor adherence to their investment program.
By the Sub-Advisors. The portfolio managers of each sub-advisor manage a number of accounts other than the Funds’ portfolios, including in some instances proprietary or personal accounts. Managing multiple accounts may give rise to potential conflicts of interest, including, for example, conflicts among investment strategies, allocating time and attention to account management, allocation of investment opportunities, knowledge of and timing of fund trades, selection of brokers and dealers, and compensation for the account. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and personal accounts and are designed to ensure that all clients and client accounts are treated fairly and equitably. These procedures include allocation policies and procedures, personal trading policies and procedures, internal review processes, and, in some cases, review by independent third parties.
Investments the sub-advisor deems appropriate for a Fund’s portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund’s portfolio and other accounts. In such circumstances, the sub-advisor may determine that orders for the purchase or sale of the same security for the Fund’s portfolio and one or more other accounts should be combined. In this event, the transactions will be priced and allocated in a manner deemed by the sub-advisor to be equitable and in the best interests of the Fund’s portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.
PURCHASE AND REDEMPTION OF SHARES
Purchase of Shares
Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds’ behalf, and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Class A shares of the Funds are purchased at their public offering price, and other share classes of the Funds are purchased at the net asset value (“NAV”) per share, as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day’s price, an order must be received in good order by the close of the regular trading session of the NYSE as described below in “Pricing of Fund Shares.”
80

All income dividends and capital gains distributions, if any, on a Fund’s Institutional Class and Classes R-1, R-3, R-4, R-5, and R-6 shares are reinvested automatically in additional shares of the same class of the same Fund. Dividends and capital gains distributions, if any, on a Fund’s Classes A, C, and J shares are reinvested automatically in additional shares of the same Class of shares of the same Fund unless the shareholder elects to take dividends in cash. The reinvestment will be made at the NAV determined on the first business day following the record date.
The Fund, at its discretion, may permit the purchase of shares using securities as consideration (a purchase in-kind).
MidCap Fund
For retail investors (i.e., non-employer sponsored retirement plan investors), effective as of the close of the NYSE on June 14, 2013, and for employer-sponsored retirement plan investors, effective as of the close of the NYSE on August 15, 2013, the MidCap Fund (the “Fund”) is no longer available for purchases from new investors except in limited circumstances, such as the following:
•Shareholders, including those in omnibus accounts, who own shares of the Fund as of June 14, 2013 (for retail investors, i.e., non-employer sponsored retirement plan investors) or August 15, 2013 (for employer-sponsored retirement plan investors), may continue to make purchases, exchanges, and dividend or capital gains reinvestment in existing accounts.
•Registered Investment Advisor (RIA) and bank trust firms that have an investment allocation to the MidCap Strategy (i.e., investments in the same strategy used in collective investment trust, separately managed accounts, individually managed accounts, or insurance separate accounts) in a fee-based, wrap, or advisory account, may continue to add new clients, purchase shares, and exchange into the Fund. The Fund will not be available to new RIA and bank trust firms.
•Shareholders through accounts at private banks may continue to purchase shares and exchange into the Fund. Private banks that have an investment allocation to the MidCap Strategy may add new clients to the Fund. The Fund will not be available to private bank or private bank platforms not already investing in the MidCap Strategy.
•Shareholders in broker/dealer wrap or fee-based programs that have an investment allocation to the Fund may continue to purchase shares and exchange into the Fund. Existing broker/dealer wrap or fee-based programs may add new participants.
•Shareholders in certain types of retirement plans (including 401(k)s, SEPs, SIMPLEs, 403(b)s, etc.) may continue to purchase shares and exchange into the Fund. New participants in these plans may elect to purchase shares of the Fund.
•Shareholders within brokerage accounts may continue to purchase shares of the Fund; however, new brokerage accounts will not be permitted to begin investing in the Fund after June 14, 2013.
•529 plans that include the Fund within their investment options may continue to purchase shares and exchange into the Fund.
•Investors who have a direct investment in the MidCap Strategy may, subject to the approval of the Distributor, purchase shares in the Fund.
•Shareholders that invest through accounts with Principal Securities, Inc.
At the sole discretion of the Distributor, the Fund may permit certain types of investors to open new accounts, impose further restrictions on purchases, or reject any purchase orders, all without prior notice.
Money Market Fund
Effective as of the close of the NYSE January 18, 2018, Class C and Institutional Class Shares of the Fund are no longer available for purchases or for exchanges from other series of the Principal Funds, Inc.
Class R-1 Shares
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans, except in limited circumstances. However, if a retirement plan currently offers Class R-1 shares, such plan will be allowed to continue to invest in this share class through Funds it currently offers in its plans or Funds it adds to its plans.
81

Abandoned or Orphaned Accounts
In order to invest in shares of Principal Funds, a shareholder’s account must have a registered broker-dealer on file with us when the account is established. If an active account does not have a registered broker-dealer on file, we consider the account to be an “abandoned or orphaned account”. If we determine in our discretion that an account is abandoned or orphaned, we will take the following actions:
•Notify the shareholder in writing as to the account’s status and request that the account(s) be moved to another registered broker-dealer;
•Remove the broker/dealer from the account.  If the shareholder does not request another registered broker/dealer to be added to the account, Principal Shareholder Services, Inc. (“PSS”), the Funds’ Transfer Agent, will hold the accounts until another registered broker/dealer is added to the account.  PSS is not a broker-dealer and does not offer investment advice; and
•No initial sales charge will apply to purchases of Fund shares while PSS is holding the account.
Sales of Shares
Payment for shares tendered for redemption is ordinarily made in cash. The Fund may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described below in “Pricing of Fund Shares.”
The right to require the Funds to redeem their shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.
Certain designated organizations are authorized to receive sell orders on the Fund’s behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents, or affiliates receive the order. The Fund is not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.
Exchanges Between Classes of Shares
Through your financial intermediary, in certain limited circumstances, you may become eligible to exchange shares of a Fund you own for shares of a different class of the same Fund, if you become eligible to purchase shares of such different class of the same Fund through your account with your financial intermediary. The following shows the permitted exchanges, subject to the conditions described herein:

Exchange From Class	Exchange To Class
A	Institutional
C	A, Institutional
Institutional	A, C, R-6
R-6	Institutional
Such same-Fund exchanges between share classes are permitted, subject to conditions including, but not limited to, the following:
•You or your retirement plan sponsor must be eligible to purchase shares of the class into which the exchange is to occur;
•Your financial intermediary or the retirement plan sponsor's financial intermediary must have an agreement with the underwriter or transfer agent of Principal Funds allowing the purchase of such share class for you;
•The Fund must offer shares of such class of such Fund in your state or the state of the retirement plan sponsor;
•In order to exchange into Class A shares, you must be eligible to: (i) purchase Class A shares with no initial sales charge; or (ii) exchange into Class A shares through your financial intermediary with no initial sales charge;
•Depending on the circumstances, for exchanges from Classes A and C, shares there may be a contingent deferred sales charge in connection with the exchange;
82

•Any such exchange must be requested by your financial intermediary or retirement plan sponsor (with approval by the Distributor) and, except as otherwise approved by the Distributor, must result from either (i) the financial intermediary seeking to have shares of the Funds on their platform held in a particular share class, (ii) the share class becoming available to your financial intermediary or Financial Professional through a new relationship, or (iii) your retirement plan sponsor electing to have shares of the Funds offered as part of the plan investment options held in a particular share class; and
•The Government Money Market Fund does not permit exchanges.
If, after purchasing Institutional Class shares, you become ineligible to invest in Institutional Class shares, you may be permitted to exchange from Institutional Class shares into other share classes issued by the same Fund if your financial intermediary determines you qualify for such an exchange.
You should check with your financial intermediary to see if the exchange you wish to complete will satisfy the conditions. Your ability to exchange between share classes of the same Fund may be limited by the operational limitations of your financial intermediary. Please consult your Financial Professional for more information.
While such an exchange may not be considered a taxable event for income tax purposes, you should consult with your tax advisor regarding possible federal, state, local, and foreign tax consequences.
Money Market Fund - Investor Transaction Considerations Regarding Liquidity Fees*
•If the Money Market Fund received, but has not yet processed, a purchase order prior to notifying investors of the imposition of liquidity fees, such purchase order will be considered a valid purchase and will be processed normally.
•If a liquidity fee is imposed during the day, an intermediary that receives both purchase and redemption orders from a single underlying accountholder will not apply the liquidity fee to the net amount of redemptions made by that same accountholder, because the purchase order was received before the time the liquidity fee was implemented.
•If a redemption request was verifiably submitted to the Money Market Fund’s agent before a liquidity fee is imposed but is received by the Money Market Fund after a liquidity fee is imposed, the Fund will pay the proceeds of the redemption request and will not impose a liquidity fee on the redemption request.
•A checkwriting redemption request that is verifiably submitted to the Money Market Fund’s agent before a liquidity fee is imposed will be considered a valid redemption and will be processed normally.
*     This does not apply to the Government Money Market Fund.
GOVERNMENT MONEY MARKET AND MONEY MARKET FUNDS MATERIAL EVENTS
Imposition of Liquidity Fees
Since October 14, 2016, there has not been any occasion on which the Money Market Fund has instituted a liquidity fee.
Financial Support Provided to the Government Money Market Fund or Money Market Fund
Since October 14, 2016 (or, for the Government Money Market Fund, since inception), there has not been any occasion on which the Government Money Market Fund or Money Market Fund has: (i) been provided financial support from an affiliated person, promoter, or principal underwriter of the Fund, or an affiliated person of such a person, and/or (ii) participated in one or more mergers with another investment company.
Form N-CR
If applicable, the Fund was required to disclose additional information about this event (or these events, as appropriate) on Form N-CR and to file this form with the SEC. Any Form N-CR filing submitted by the Fund is available on the EDGAR Database on the SEC’s Internet site at www.sec.gov.
83

PRICING OF FUND SHARES
Each Fund’s shares are bought and sold at the current net asset value (“NAV”) per share. The NAV for each class of each Fund (other than the Government Money Market Fund) is calculated each day the New York Stock Exchange (“NYSE”) is open, as of the close of business of the NYSE (normally 3:00 p.m. Central Time). The NAV for each class of the Government Money Market Fund is calculated each day the New York Stock Exchange (“NYSE”) is open, normally at 4:00 p.m. Central Time. The NAV of Fund shares is not determined on days the NYSE is closed (generally, New Year’s Day; Martin Luther King, Jr. Day; Washington’s Birthday/Presidents’ Day; Good Friday; Memorial Day; Juneteenth, Independence Day; Labor Day; Thanksgiving Day; and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.
The Funds will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price shares as of 3:00 p.m. Central Time or, in the case of the Government Money Market Fund, 4:00 p.m. Central Time, if the particular disruption directly affects only the NYSE.
For all Funds except the Government Money Market and Money Market Funds, the share price is calculated by:
•    taking the current market value of the total assets of the Fund,
•subtracting liabilities of the Fund,
•dividing the remainder proportionately into the classes of the Fund,
•subtracting the liability of each class, and
•dividing the remainder by the total number of shares owned in that class.
In determining NAV, securities listed on an Exchange, the Nasdaq National Market, and any foreign markets within the Western Hemisphere are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.
Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.
Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services that may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Debt securities with remaining maturities of sixty days or less for which market quotations and information furnished by a third-party pricing service are not readily available will be valued at amortized cost, which approximates current value. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board.
A Fund’s securities may be traded on foreign securities markets that close each day prior to the time the NYSE closes. In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Manager believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
Certain securities issued by companies in emerging markets may have more than one quoted valuation at any point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and PGI is authorized to make such determinations subject to the oversight of the Board as may from time to time be necessary.
Appendix B provides a specimen price-make-up sheet showing how the Fund calculates the total offering price per share.
84

Government Money Market and Money Market Funds (the "Money Market Funds")
The share price of each class of shares of the Money Market Fund is determined at the same time and on the same days as the Funds described above. The share price of each class of shares of the Government Money Market Fund is determined normally at 4:00 p.m. Central Time and on the same days as the Funds described above. All securities held by the Money Market Funds are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Money Market Funds assume a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.
Use of the amortized cost valuation method by the Money Market Funds requires the Funds to maintain a dollar weighted average maturity of 60 days or less and to purchase only obligations that have remaining maturities of 397 days or less, with certain exceptions permitted by applicable regulations, or have a variable or floating rate of interest. In addition, the Funds invest only in obligations determined by the Board to be of high quality with minimal credit risks.
The Board has established procedures for the Money Market Funds designed to stabilize, to the extent reasonably possible, the Funds’ price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to PGI to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds ½ of 1%, the Board promptly considers what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, it takes such corrective action as it regards as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining, or otherwise recapitalizing outstanding shares. The Funds may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.
TAX CONSIDERATIONS
Qualification as a Regulated Investment Company
Each Fund intends to qualify annually to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “IRC”), by satisfying certain requirements prescribed by Subchapter M of the IRC. To qualify as a RIC, a Fund must invest in assets that produce types of income specified in the IRC (“Qualifying Income”). Whether the income from derivatives, swaps, commodity-linked derivatives, and other commodity/natural resource-related securities is Qualifying Income is unclear under current law. Accordingly, a Fund’s ability to invest in certain derivatives, swaps, commodity-linked derivatives, and other commodity/natural resource-related securities may be restricted. Further, if a Fund does invest in these types of securities and the income is not determined to be Qualifying Income, it may cause the Fund to fail to qualify as a RIC under the IRC for a given year. In addition, a Fund must satisfy certain diversification tests under the IRC to qualify as a RIC. If a Fund fails to qualify as a RIC, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders’ ability to treat distributions (as long- or short-term capital gains or qualifying dividends) of the Fund in the manner they were received by the Fund.
Futures Contracts and Options
As previously discussed, some of the Funds invest in futures contracts or options thereon, index options, or options traded on qualified exchanges. For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options, or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an “identified mixed straddle” such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle are considered 100% short-term, and unrealized gains or losses on such positions are not realized at year-end. The straddle provisions of the IRC may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year. The IRC may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.
85

International Funds
Some foreign securities purchased by the Funds may be subject to foreign withholding taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. The Funds may from year to year make an election to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income. Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize additional taxable income, which in turn must be distributed. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.
Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund may be required to withhold a 30% tax on (a) dividends paid by the Fund, and (b) certain capital gain distributions and/or the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2018, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The IRS recently issued proposed regulations indicating its intent to eliminate the 30% withholding tax on gross proceeds. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
Special Tax Considerations for the California Municipal and Tax-Exempt Bond Funds (collectively the “Municipal Funds” or singly the “Fund”)
The Municipal Funds also intend to qualify to pay “exempt-interest dividends” to its shareholders. An exempt-interest dividend is that part of dividend distributions made by the Fund that consist of interest received by that Fund on tax-exempt municipal obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. The Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.
If a shareholder receives an exempt-interest dividend with respect to shares of the Fund held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares is treated as a long-term capital loss to the extent the loss exceeds any exempt-interest dividend received with respect to such shares, and is disallowed to the extent of such exempt-interest dividend.
Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of this Fund is not deductible. Furthermore, entities or persons who are “substantial users” (or related persons) under Section 147(a) of the IRC of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund.
From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. If legislation is enacted that eliminates or significantly reduces the availability of municipal obligations, it could adversely affect the ability of the Fund to continue to pursue its investment objective and policies. In such event, the Fund would reevaluate its investment objective and policies.
86

PORTFOLIO HOLDINGS DISCLOSURE
The portfolio holdings of any Fund that is a fund of funds are shares of underlying mutual funds; holdings of any fund of funds may be made available upon request. In addition, the Funds may publish month-end portfolio holdings information for each Fund’s portfolio on the www.PrincipalAM.com website on the thirteenth business day of the following month. The Funds may also occasionally publish information on the websites relating to specific events, such as the impact of a natural disaster, corporate debt default, or similar events on portfolio holdings. The Funds may also occasionally publish information on the websites concerning the removal, addition, or change in weightings of underlying funds in which the funds of funds invest. The Government Money Market and Money Market Funds also publish on the website www.principal.com, within five business days after the end of each month, certain information required to be made publicly available by SEC rule. It is the Funds’ policy to disclose only public information regarding portfolio holdings (i.e., information published on the websites or filed with the SEC), except as described below.
Non-Specific Information. Under the Portfolio Holdings Disclosure Policy, the Funds may distribute non-specific information about the Funds and/or summary information about the Funds as requested. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality, character, or sector distribution of a Fund’s holdings. This information may be made available at any time (or without delay).
Policy. The Funds and PGI have adopted a policy of disclosing non-public portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:
1)Daily to the Funds’ portfolio pricing services, Bloomberg LP, ICE Data Services, J.P. Morgan PricingDirect, Inc., and IHS Markit Partners, to obtain prices for portfolio securities;
2)Upon proper request to government regulatory agencies or to self-regulatory organizations;
3)As needed to Ernst & Young LLP, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young LLP to the Funds;
4)To the sub-advisors’ proxy service providers (Broadridge Financial Solutions, LLC, Glass Lewis & Co., and Institutional Shareholder Services (ISS)) to facilitate voting of proxies;
5)To the Funds’ custodian, The Bank of New York Mellon, in connection with the custodial services it provides to the Funds; and
6)Kessler, Topaz, Meltzer & Check, LLP, in connection with legal services it provides to the Funds.
87

The Funds are also permitted to enter into arrangements to disclose portfolio holdings to other third parties in connection with the performance of a legitimate business purpose if such third party agrees in writing to maintain the confidentiality of the information prior to the information being disclosed. Any such written agreement must be approved by an officer of the Funds, PGI, or the Fund’s sub-advisor. Approval must be based on a reasonable belief that disclosure to such other third party is in the best interests of the Fund’s shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund’s or PGI’s Chief Compliance Officer (“CCO”) must approve such disclosure, in writing, before it occurs. The Funds currently have disclosure agreements with the following:

Abacus Group LLC	Clearpar (Markit)	LiquidNet
Abel Noser	Confluence Technologies	Loomis, Sayles & Company, LP
ACA Compliance Alpha	Deutsche Bank	Markit WSO Services
ACA Market Abuse Surveillance Module	DTCC OASYS	Microsoft Azure
Accenture	Dynamo Software	Morgan Stanley
Advent Axys	Eagle	Morningstar, Inc.
Advent APX	Eagle Investment Systems Corp.	MSCI
Advent Geneva	Electra	MSCI ESG Risk Metrics
Allvue Systems	Electra Information Systems	MSCI - Risk Metrics
Ashland Partners	Essentia Analytics	Natixis Investment Managers
Askia, LLC	Everest (Allvue Systems)	Northern Trust
Assette	FactSet	Northern Trust Integrated Trading Solutions
Bank of America	FactSet Research Systems Inc.	Omgeo LLC
Barra	Financial Recovery Technologies (FRT)	PORTIA (SS&C Technologies)
BlackRock Aladdin	Financial Tracking Technologies LLC	Qontigo (Axioma Risk System)
BlackRock Institutional Trust Company, N.A.	FIS Global Asset Management	Russell Investments Implementation
Bloomberg AIM	FIS PTA	Services, LLC
Bloomberg LP	Global Trading Analytics	S3
Bloomberg Port	Goldman Sachs	SEI Global Services, Inc.
Bloomberg Professional Services	Gresham Technologies	SEI Investments Co
BNY Mellon	ICE Data Pricing & Reference Data	SS&C Advent
Broadridge Business Process Outsourcing	ICE Liquidity	SS&C (Evare)
Solutions, LLC	IHS Markit LTD	SS&C Eze
Broadridge Financial Solutions Inc. /	INDATA	SS&C Vision FI
Proxy Edge	Indus Valley Partners (IVP)	State Street Bank & Trust
Brown Brothers Harriman	InvestCloud Inc	SWIFT
Charles River	Investment Company Institute (ICI)	TSI (Virtus)
Charles River Development	JP Morgan	Virtu Americas LLC
Charles River Trading System	LexisNexis	Virtus Shared Services
Any agreement by which any Fund or any party acting on behalf of the Fund agrees to provide Fund portfolio information to a third party, other than a third party identified in the policy described above, must be approved prior to information being provided to the third party, unless the third party is a regulator or has a duty to maintain the confidentiality of such information and to refrain from using such information to engage in securities transactions. A written record of approval will be made by the person granting approval.
The Funds’ non-public portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Funds’ shares, third-party service providers, rating and ranking organizations, and affiliated persons of the Funds. Neither the Funds nor PGI nor any other party receives compensation in connection with the disclosure of Fund portfolio information. The Funds’ CCO will periodically, but no less frequently than annually, review the Funds’ portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Board. In addition, the Board must approve any change in the Funds’ portfolio holdings disclosure policy that would expand the distribution of such information.
PROXY VOTING POLICIES AND PROCEDURES
The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to PGI or to the Fund’s sub-advisor, as appropriate. PGI and each sub-advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix C to this SAI. Any material changes to the proxy policies and procedures will be submitted to the Board for approval.
88

Funds that operate as funds of funds invest in shares of other Funds of PFI and PETF. PGI is authorized to vote proxies related to the underlying funds. If an underlying fund holds a shareholder meeting, in order to avoid any potential conflict of interest, PGI will vote shares of such fund on any proposal submitted to the fund's shareholders in the same proportion as the votes of other shareholders of the underlying fund.
For Funds that participate in a securities lending program, the voting rights for securities that are loaned are transferred to the borrower. Therefore, the lender (i.e., a Fund) is not entitled to vote the loaned securities, unless it recalls those securities. Those managing the Fund’s investments may recall securities for voting purposes when they reasonably believe the ability to vote such securities outweighs the additional revenue received if such securities were not recalled.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2023, is available, without charge, upon request, by calling 1-800-222-5852 or by accessing the Funds’ most recently filed Form N-PX on the SEC website at www.sec.gov.
FINANCIAL STATEMENTS
The financial statements of the Funds at October 31, 2023, are incorporated herein by reference to the Funds' most recent Annual Report to Shareholders filed with the SEC on Form N-CSR.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP (700 Nicollet Mall, Suite 500, Minneapolis, MN 55402) is the independent registered public accounting firm for the Fund Complex.
GENERAL INFORMATION
Midcap S&P 400 Index Fund, LargeCap S&P 500 Index Fund, and SmallCap S&P 600 Index Fund
The Funds are not sponsored, endorsed, sold, or promoted by S&P Global (“S&P Global”). S&P Global makes no representation or warranty, express or implied, to Fund shareholders or any member of the public regarding the advisability of investing in securities generally or in these Funds particularly or the ability of the S&P 500 Index, S&P MidCap 400 Index, or S&P SmallCap 600 Index to track general stock market performance. S&P Global’s only relationship to Principal Life Insurance Company and PGI is the licensing of certain trademarks and trade names of S&P Global and the S&P 500 Index, S&P MidCap 400 Index, or S&P SmallCap 600 Index which are determined, composed, and calculated by S&P Global without regard to Principal Life Insurance Company, PGI, or the Funds. S&P Global has no obligation to take the needs of Principal Life Insurance Company, PGI or Fund shareholders into consideration in determining, composing or calculating the S&P 500 Index, S&P MidCap 400 Index, or S&P SmallCap 600 Index. S&P Global is not responsible for and has not participated in the determination of the prices of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P Global has no obligation or liability in connection with the administration, marketing, or trading of the Funds.

S&P GLOBAL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR THE S&P SMALLCAP 600 INDEX OR ANY DATA CONTAINED THEREIN AND S&P GLOBAL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P GLOBAL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, PRINCIPAL, FUND SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P GLOBAL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P GLOBAL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
89

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
The following list identifies shareholders who own more than 25% of the voting securities of a Fund as of January 31, 2024. It is presumed that a person who owns more than 25% of the voting securities of a Fund controls the Fund. A control person could control the outcome of proposals presented to shareholders for approval. The information is listed in alphabetical order by Fund.

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control person is a company)
CALIFORNIA MUNICIPAL	25.34%	WELLS FARGO CLEARING SERVICES LLC	CALIFORNIA	WELLS FARGO &
		SPECIAL CUSTODY ACCT FOR THE		COMPANY
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

CORE PLUS BOND	48.61%	NATIONAL FINANCIAL SERVICES LLC	DELAWARE	FIDELITY GLOBAL
		FOR EXCLUSIVE BENEFIT OF OUR		BROKERAGE GROUP,
		CUSTOMERS		INC. a wholly owned
		499 WASHINGTON BLVD		subsidiary of FMR, LLC
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GLOBAL EMERGING MARKETS	34.59%	NATIONAL FINANCIAL SERVICES LLC	DELAWARE	FIDELITY GLOBAL
		FOR EXCLUSIVE BENEFIT OF OUR		BROKERAGE GROUP,
		CUSTOMERS		INC. a wholly owned
		499 WASHINGTON BLVD		subsidiary of FMR, LLC
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GOVERNMENT & HIGH	29.48%	NATIONAL FINANCIAL SERVICES LLC	DELAWARE	FIDELITY GLOBAL
QUALITY BOND		FOR EXCLUSIVE BENEFIT OF OUR		BROKERAGE GROUP,
		CUSTOMERS		INC. a wholly owned
		499 WASHINGTON BLVD		subsidiary of FMR, LLC
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

HIGH INCOME	56.00%	PRINCIPAL GLOBAL INVESTORS TRUST CO	DELAWARE	PRINCIPAL HOLDING
		PRINCIPAL LIFETIME HYBRID		COMPANY, LLC (1)
		COLLECTIVE INVESTMENT FUNDS
		1300 SW 5TH AVE STE 3300
		PORTLAND OR 97201-5640

INFLATION PROTECTION	37.35%	PRINCIPAL GLOBAL INVESTORS TRUST CO	DELAWARE	PRINCIPAL HOLDING
		PRINCIPAL LIFETIME HYBRID		COMPANY, LLC (1)
		COLLECTIVE INVESTMENT FUNDS
		1300 SW 5TH AVE STE 3300
		PORTLAND OR 97201-5640

INTERNATIONAL I	51.03%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001
90

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control person is a company)
INTERNATIONAL I	29.16%	NATIONAL FINANCIAL SERVICES LLC	DELAWARE	FIDELITY GLOBAL
		FOR EXCLUSIVE BENEFIT OF OUR		BROKERAGE GROUP,
		CUSTOMERS		INC. a wholly owned
		499 WASHINGTON BLVD		subsidiary of FMR, LLC
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

LARGECAP GROWTH I	38.37%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH III	34.09%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I	31.45%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	52.58%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
STRATEGIC INCOME		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015	72.05%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015	25.63%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

91

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control person is a company)
PRINCIPAL LIFETIME 2020	53.07%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025	74.22%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030	61.20%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035	75.24%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040	62.25%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045	72.72%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045	25.01%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

92

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control person is a company)
PRINCIPAL LIFETIME 2050	67.74%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055	73.01%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060	78.95%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065	79.47%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2070	86.90%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	32.49%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2020		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	26.45%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2025		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

93

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control person is a company)
PRINCIPAL LIFETIME	36.49%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2030		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	38.84%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2035		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	41.16%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2040		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		ATTN NPIO TRADE DESK OMNIBUS
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	48.46%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2045		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	53.01%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2050		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	55.75%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2055		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	51.40%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2060		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME	54.75%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2065		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001
94

Fund	Percent of Ownership	Shareholder Name and Address	Jurisdiction Under Which Control Person is Organized (when control person is a company)	Parent of Control Person (when control person is a company)

PRINCIPAL LIFETIME	50.89%	DCGT AS TTEE AND/OR CUST	DELAWARE	PRINCIPAL HOLDING
HYBRID 2070		FBO PLIC VARIOUS RETIREMENT PLANS		COMPANY, LLC (1)
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP	27.01%	NATIONAL FINANCIAL SERVICES LLC	DELAWARE	FIDELITY GLOBAL
		FOR EXCLUSIVE BENEFIT OF OUR		BROKERAGE GROUP,
		CUSTOMERS		INC. a wholly owned
		499 WASHINGTON BLVD		subsidiary of FMR, LLC
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALLCAP GROWTH I	39.46%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II	40.49%	PRINCIPAL LIFE INS. COMPANY CUST	IOWA	PRINCIPAL FINANCIAL
		FBO PFG OMNIBUS WRAPPED		SERVICES, INC. (1)
		AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH ST
		DES MOINES IA 50392-0001

TAX-EXEMPT BOND	25.31%	NATIONAL FINANCIAL SERVICES LLC	DELAWARE	FIDELITY GLOBAL
		FOR EXCLUSIVE BENEFIT OF OUR		BROKERAGE GROUP,
		CUSTOMERS		INC. a wholly owned
		499 WASHINGTON BLVD		subsidiary of FMR, LLC
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

(1) Principal Financial Group, Inc. is the parent of control for Principal Financial Services, Inc.; Principal Financial Services, Inc. is the parent of control for Principal Life Insurance Company and Principal Global Investors, LLC; Principal Life Insurance Company is the parent of control for Principal Holding Company, LLC.
The Board Members and officers of the Funds, member companies of the Principal Financial Group, and certain other persons may purchase shares of the Funds without the payment of any sales charge. The sales charge is waived on these transactions because there are either no distribution costs or only minimal distribution costs associated with the transactions. For a description of the persons entitled to a waiver of sales charge in connection with their purchase of shares of the Funds, see the discussion of the waiver of sales charges under the caption “Choosing a Share Class and the Costs of Investing” in the Prospectus.
Funds that operate as funds of funds and Principal Life Insurance Company will vote in the same proportion as shares of the Funds owned by other shareholders. Therefore, neither the funds of funds nor Principal Life Insurance Company exercise voting discretion.
95

A quorum must be present at a meeting of shareholders for business to be transacted. PFI's Bylaws state that a quorum is the presence in person or by proxy of the holders of one-third of the shares of capital stock of PFI or, when the meeting relates to a certain Fund, that Fund, issued and outstanding and entitled to vote on the record date.
Certain proposals presented to shareholders for approval require the vote of a “majority of the outstanding voting securities,” which is a term defined in the 1940 Act to mean, with respect to a Fund, the affirmative vote of the lesser of 1) 67% or more of the voting securities of the Fund present at the meeting of that Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or 2) more than 50% of the outstanding voting securities of the Fund).
96

Principal Holders of Securities
The Registrant is unaware of any persons who own beneficially (but are not shareholders of record) 5% or more of any class of the Funds’ outstanding shares. The following list identifies the shareholders of record who own 5% or more of any class of the Funds’ outstanding shares as of January 31, 2024. The list is presented in alphabetical order by Fund.

Fund/Class	Percent of Ownership	Name and Address of Owner
CALIFORNIA MUNICIPAL (A)	28.80%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

CALIFORNIA MUNICIPAL (A)	21.81%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

CALIFORNIA MUNICIPAL (A)	10.87%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CALIFORNIA MUNICIPAL (A)	8.17%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

CALIFORNIA MUNICIPAL (A)	6.69%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

CALIFORNIA MUNICIPAL (A)	5.87%	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR EAST
		BUILDING ONE, 2ND FLOOR
		JACKSONVILLE FL 32246-6484

CALIFORNIA MUNICIPAL (C)	47.19%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

CALIFORNIA MUNICIPAL (C)	13.66%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

CALIFORNIA MUNICIPAL (C)	8.79%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

97

Fund/Class	Percent of Ownership	Name and Address of Owner
CALIFORNIA MUNICIPAL (C)	7.70%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

CALIFORNIA MUNICIPAL (C)	7.06%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

CALIFORNIA MUNICIPAL (I)	22.61%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

CALIFORNIA MUNICIPAL (I)	19.73%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

CALIFORNIA MUNICIPAL (I)	12.34%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #41999970
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

CALIFORNIA MUNICIPAL (I)	9.43%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 2
		JACKSONVILLE FL 32246-6484

CALIFORNIA MUNICIPAL (I)	8.63%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

CALIFORNIA MUNICIPAL (I)	8.11%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CALIFORNIA MUNICIPAL (I)	6.57%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

CORE FIXED INCOME (A)	27.56%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
98

Fund/Class	Percent of Ownership	Name and Address of Owner
CORE FIXED INCOME (A)	8.33%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

CORE FIXED INCOME (A)	5.50%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

CORE FIXED INCOME (I)	49.41%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CORE FIXED INCOME (I)	14.64%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #41999970
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

CORE FIXED INCOME (I)	8.34%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1901

CORE FIXED INCOME (R1)	95.72%	VOYA INSTITUTIONAL TRUST COMPANY
		1 ORANGE WAY
		WINDSOR CT 06095-4773

CORE FIXED INCOME (R3)	65.48%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R3)	17.41%	SAMMONS INSTITUTIONAL GROUP
		8300 MILLS CIVIC PKWY
		WDM IA 50266-3833

CORE FIXED INCOME (R4)	84.90%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

99

Fund/Class	Percent of Ownership	Name and Address of Owner
CORE FIXED INCOME (R5)	89.56%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R5)	6.28%	RELIANCE TRUST COMPANY FBO
		T ROWE PRICE RETIREMENT
		PLAN CLIENTS
		PO BOX 78446
		ATLANTA GEORGIA 30357

CORE FIXED INCOME (R6)	19.66%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R6)	16.65%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R6)	8.51%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING H-221
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R6)	7.83%	SAM FLEXIBLE INCOME PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R6)	7.23%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R6)	6.83%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE FIXED INCOME (R6)	5.12%	LIFETIME 2025 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

100

Fund/Class	Percent of Ownership	Name and Address of Owner
CORE FIXED INCOME (R6)	5.06%	LIFETIME 2035 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND (A)	12.96%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CORE PLUS BOND (I)	77.68%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

CORE PLUS BOND (I)	9.26%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND (R1)	88.86%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND (R1)	11.13%	MID ATLANTIC TRUST COMPANY FBO
		UNITED STATES SQUASH RACQUETS 401(K
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228

CORE PLUS BOND (R3)	67.80%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND (R3)	7.45%	PRINCIPAL TRUST COMPANY
		FBO SCOTT CONTRACTING CASH
		BALANCE PLAN
		702 OLD PEACHTREE RD NW STE 100
		SUWANEE GA 30024-4923

101

Fund/Class	Percent of Ownership	Name and Address of Owner
CORE PLUS BOND (R4)	56.93%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND (R4)	10.98%	RANGER PIPELINES INCORPORATED
		FBO RANGER PIPELINES INC NQ EXCESS
		PLAN
		ATTN PLAN TRUSTEE
		1790 YOSEMITE AVE
		SAN FRANCISCO CA 94124-2622

CORE PLUS BOND (R4)	8.60%	NOMURA HOLDING AMERICA INC
		ATTN PLAN TRUSTEE
		FBO NOMURA SUPP RET SAVINGS
		309 W 49TH ST
		NEW YORK NY 10019-9102

CORE PLUS BOND (R4)	6.35%	BRISTOL BAY NATIVE CORPORATION
		ATTN PLAN TRUSTEE
		FBO BBNC NQ DEF COMP PLAN
		111 W 16TH AVE
		ANCHORAGE AK 99501-6299

CORE PLUS BOND (R5)	82.92%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

CORE PLUS BOND (R5)	5.45%	NORTHWEST ADMINISTRATORS
		FBO NQ EXCESS OF NW ADMINISTRATORS
		ATTN GAYLE BUSHNELL
		2323 EASTLAKE AVE E
		SEATTLE WA 98102-3305

DIVERSIFIED INCOME (A)	15.18%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

DIVERSIFIED INCOME (A)	11.37%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

102

Fund/Class	Percent of Ownership	Name and Address of Owner
DIVERSIFIED INCOME (A)	11.11%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

DIVERSIFIED INCOME (A)	10.85%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

DIVERSIFIED INCOME (A)	6.11%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

DIVERSIFIED INCOME (A)	6.11%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

DIVERSIFIED INCOME (A)	5.05%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1901

DIVERSIFIED INCOME (C)	32.11%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

DIVERSIFIED INCOME (C)	12.69%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

DIVERSIFIED INCOME (C)	7.90%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

103

Fund/Class	Percent of Ownership	Name and Address of Owner
DIVERSIFIED INCOME (C)	6.26%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

DIVERSIFIED INCOME (C)	5.82%	CHARLES SCHWAB & CO INC
		FBO SPECIAL CUSTODY ACCOUNTS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

DIVERSIFIED INCOME (C)	5.19%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

DIVERSIFIED INCOME (I)	15.57%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

DIVERSIFIED INCOME (I)	14.50%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

DIVERSIFIED INCOME (I)	10.60%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

DIVERSIFIED INCOME (I)	9.98%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

DIVERSIFIED INCOME (I)	9.42%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

DIVERSIFIED INCOME (I)	8.32%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

104

Fund/Class	Percent of Ownership	Name and Address of Owner
DIVERSIFIED INCOME (I)	7.43%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

DIVERSIFIED INCOME (I)	5.28%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

DIVERSIFIED INCOME (R6)	88.23%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1901

DIVERSIFIED INTERNATIONAL (A)	13.02%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

DIVERSIFIED INTERNATIONAL (I)	60.51%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

DIVERSIFIED INTERNATIONAL (I)	9.05%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1901

DIVERSIFIED INTERNATIONAL (I)	7.95%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R1)	85.31%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R1)	10.81%	STATE STREET BANK CUST
		FBO ADP ACCESS LARGE MARKET
		401(K) PLAN
		1 LINCOLN ST
		BOSTON MA 02111-2901
105

Fund/Class	Percent of Ownership	Name and Address of Owner
DIVERSIFIED INTERNATIONAL (R3)	58.94%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R4)	70.65%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R4)	13.19%	PRINCIPAL TRUST COMPANY
		FBO CRST INTL NQ PLAN
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

DIVERSIFIED INTERNATIONAL (R4)	5.54%	BRISTOL BAY NATIVE CORPORATION
		ATTN PLAN TRUSTEE
		FBO BBNC NQ DEF COMP PLAN
		111 W 16TH AVE
		ANCHORAGE AK 99501-6299

DIVERSIFIED INTERNATIONAL (R5)	68.00%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R5)	6.61%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

DIVERSIFIED INTERNATIONAL (R6)	12.78%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R6)	11.61%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

DIVERSIFIED INTERNATIONAL (R6)	10.35%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001
106

Fund/Class	Percent of Ownership	Name and Address of Owner
EQUITY INCOME (A)	16.37%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

EQUITY INCOME (A)	13.02%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

EQUITY INCOME (A)	9.82%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE
		BENIFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

EQUITY INCOME (C)	23.24%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

EQUITY INCOME (C)	12.74%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

EQUITY INCOME (C)	8.56%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

EQUITY INCOME (C)	7.50%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

EQUITY INCOME (C)	6.97%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR EAST 3RD FL
		JACKSONVILLE FL 32246-6484

EQUITY INCOME (C)	6.11%	STIFEL NICOLAUS & CO INC
		EXCLUSIVE BENEFIT OF CUSTOMERS
		501 N BROADWAY
		SAINT LOUIS MO 63102-2188

107

Fund/Class	Percent of Ownership	Name and Address of Owner
EQUITY INCOME (C)	5.89%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

EQUITY INCOME (I)	29.04%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

EQUITY INCOME (I)	10.96%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

EQUITY INCOME (R1)	83.90%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

EQUITY INCOME (R1)	15.70%	PRINCIPAL TRUST COMPANY
		FBO CONCORP CONCRETE INC DEFINED
		BENEFIT PENSION PLAN
		2485 ASHCROFT AVE
		CLOVIS CA 93611-6001

EQUITY INCOME (R3)	55.64%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

EQUITY INCOME (R3)	20.41%	SAMMONS INSTITUTIONAL GROUP
		8300 MILLS CIVIC PKWY
		WDM IA 50266-3833

EQUITY INCOME (R4)	54.80%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

108

Fund/Class	Percent of Ownership	Name and Address of Owner
EQUITY INCOME (R4)	27.74%	PIMS/PRUDENTIAL RETIREMENT
		AS NOMINEE FOR THE TTEE/CUST PL 764
		NYSA-ILA MONEY PURCHASE PENSION
		10 EXCHANGE PL STE 1400
		JERSEY CITY NJ 07302-4931

EQUITY INCOME (R5)	89.54%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

FINISTERRE EMERGING MARKETS	16.48%	NATIONAL FINANCIAL SERVICES LLC
TOTAL RETURN BOND (I)		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

FINISTERRE EMERGING MARKETS	12.48%	MORGAN STANLEY SMITH BARNEY LLC
TOTAL RETURN BOND (I)		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

FINISTERRE EMERGING MARKETS	11.95%	SAM BALANCED PORTFOLIO PIF
TOTAL RETURN BOND (I)		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

FINISTERRE EMERGING MARKETS	11.87%	SAM FLEXIBLE INCOME PORTFOLIO PIF
TOTAL RETURN BOND (I)		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

FINISTERRE EMERGING MARKETS	9.58%	CHARLES SCHWAB & CO INC
TOTAL RETURN BOND (I)		SPECIAL CUSTODY ACCT
		FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

FINISTERRE EMERGING MARKETS	9.31%	RAYMOND JAMES
TOTAL RETURN BOND (I)		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

FINISTERRE EMERGING MARKETS	8.05%	SAM CONS BALANCED PORTFOLIO PIF
TOTAL RETURN BOND (I)		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001
109

Fund/Class	Percent of Ownership	Name and Address of Owner
GLOBAL EMERGING MARKETS (A)	19.56%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GLOBAL EMERGING MARKETS (I)	84.95%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GLOBAL EMERGING MARKETS (R1)	81.26%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL EMERGING MARKETS (R1)	6.39%	STATE STREET BANK CUST
		FBO ADP ACCESS LARGE MARKET
		401(K) PLAN
		1 LINCOLN ST
		BOSTON MA 02111-2901

GLOBAL EMERGING MARKETS (R1)	5.69%	MID ATLANTIC TRUST COMPANY FBO
		CREATIVE CHOICE HOMES LLP 401 K
		PROFIT SHARING PLAN & TRUST
		1251 WATERFRONT PL STE 525
		PITTSBURGH PA 15222-4228

GLOBAL EMERGING MARKETS (R3)	57.93%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL EMERGING MARKETS (R3)	6.47%	PRINCIPAL TRUST COMPANY
		FBO SCOTT CONTRACTING CASH
		BALANCE PLAN
		702 OLD PEACHTREE RD NW STE 100
		SUWANEE GA 30024-4923

GLOBAL EMERGING MARKETS (R4)	70.73%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

110

Fund/Class	Percent of Ownership	Name and Address of Owner
GLOBAL EMERGING MARKETS (R4)	18.68%	PRINCIPAL TRUST COMPANY
		FBO CRST INTL NQ PLAN
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

GLOBAL EMERGING MARKETS (R5)	61.23%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL EMERGING MARKETS (R5)	6.13%	PRINCIPAL TRUST COMPANY
		FBO NIPPON LIFE INS CO EXEC NQ
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

GLOBAL EMERGING MARKETS (R5)	5.21%	PRINCIPAL TRUST COMPANY
		FBO NQ DB OF AAA ARIZONA
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

GLOBAL EMERGING MARKETS (R6)	75.72%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

GLOBAL EMERGING MARKETS (R6)	19.27%	BANKERS TRUST COMPANY
		FBO DEF COMP FOR SELECT INV
		PROFESSIONALS OF PFG AND ITS
		ATTN PLAN TRUSTEE
		453 7TH ST
		DES MOINES IA 50309-4110

GLOBAL REAL ESTATE SECURITIES (A)	19.26%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY STREET
		SAN FRANCISCO CA 94104-4151

GLOBAL REAL ESTATE SECURITIES (A)	15.56%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

111

Fund/Class	Percent of Ownership	Name and Address of Owner
GLOBAL REAL ESTATE SECURITIES (A)	10.47%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

GLOBAL REAL ESTATE SECURITIES (A)	9.27%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

GLOBAL REAL ESTATE SECURITIES (I)	20.83%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE
		BENIFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

GLOBAL REAL ESTATE SECURITIES (I)	20.23%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GLOBAL REAL ESTATE SECURITIES (I)	18.30%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

GLOBAL REAL ESTATE SECURITIES (I)	8.24%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

GLOBAL REAL ESTATE SECURITIES (R3)	33.90%	SAMMONS INSTITUTIONAL GROUP
		8300 MILLS CIVIC PKWY
		WDM IA 50266-3833

GLOBAL REAL ESTATE SECURITIES (R3)	29.38%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES (R3)	28.40%	PRINCIPAL TRUST COMPANY
		FBO BLUE ROCK REFINISHING SOLUTIONS
		LLC CASH BALANCE PLAN
		2974 CLEVELAND AVE N
		SAINT PAUL MN 55113-1101

112

Fund/Class	Percent of Ownership	Name and Address of Owner
GLOBAL REAL ESTATE SECURITIES (R4)	74.27%	VOYA INSTITUTIONAL TRUST COMPANY
		1 ORANGE WAY
		WINDSOR CT 06095-4773

GLOBAL REAL ESTATE SECURITIES (R4)	24.38%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES (R5)	84.80%	PIMS/PRUDENTIAL RETIREMENT
		AS NOMINEE FOR THE TTEE/CUST PL 002
		CITY OF JERSEY CITY
		280 GROVE STREET ROOM 106
		JERSEY CITY NJ 07302-3610

GLOBAL REAL ESTATE SECURITIES (R5)	10.61%	MID ATLANTIC TRUST COMPANY FBO
		MATC OMNIBUS DIV REINVEST
		1251 WATERFRONT PL STE 525
		PITTSBURGH PA 15222-4228

GLOBAL REAL ESTATE SECURITIES (R6)	18.03%	UBATCO & CO
		FBO COLLEGE SAVINGS GROUP
		PO BOX 82535
		LINCOLN NE 68501-2535

GLOBAL REAL ESTATE SECURITIES (R6)	10.63%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

GLOBAL REAL ESTATE SECURITIES (R6)	8.99%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

GLOBAL REAL ESTATE SECURITIES (R6)	7.59%	NATIONWIDE TRUST COMPANY FSB
		C/O IPO PORTFOLIO ACCOUNTING
		PO BOX 182029
		COLUMBUS OH 43218-2029

GLOBAL REAL ESTATE SECURITIES (R6)	7.19%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

GLOBAL REAL ESTATE SECURITIES (R6)	7.08%	MAC & CO A/C 681885
		ATTN MUTUAL FUND OPS
		500 GRANT STREET ROOM 151-1010
		PITTSBURGH PA 15219-2502

113

Fund/Class	Percent of Ownership	Name and Address of Owner
GOVERNMENT & HIGH QUALITY BOND (A)	21.45%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GOVERNMENT & HIGH QUALITY BOND (A)	12.37%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

GOVERNMENT & HIGH QUALITY BOND (I)	37.91%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

GOVERNMENT & HIGH QUALITY BOND (I)	24.10%	SAM FLEXIBLE INCOME PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (I)	14.37%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (I)	9.85%	SAM CONS BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (R1)	95.25%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (R3)	39.36%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (R3)	10.52%	ASCENSUS TRUST COMPANY FBO
		STRUCTURAL ENGINEERING CENTER INC
		70069
		PO BOX 10758
		FARGO ND 58106-0758

114

Fund/Class	Percent of Ownership	Name and Address of Owner
GOVERNMENT & HIGH QUALITY BOND (R3)	8.84%	USIC
		FBO USIC EXEC BENEFIT PLAN
		ATTN CARYN HILDRETH
		9045 RIVER RD STE 300
		INDIANAPOLIS IN 46240-6400

GOVERNMENT & HIGH QUALITY BOND (R4)	60.88%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (R4)	22.74%	PRINCIPAL TRUST COMPANY
		FBO CRST INTL NQ PLAN
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

GOVERNMENT & HIGH QUALITY BOND (R5)	30.76%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT & HIGH QUALITY BOND (R5)	23.58%	BANKERS TRUST COMPANY
		FBO II-VI, INC DEFERRED
		COMPENSATION PLAN
		ATTN DEBBIE WILLIAMS
		453 7TH ST
		DES MOINES IA 50309-4110

GOVERNMENT & HIGH QUALITY BOND (R5)	17.69%	NORTHWEST ADMINISTRATORS
		FBO NQ EXCESS OF NW ADMINISTRATORS
		ATTN GAYLE BUSHNELL
		2323 EASTLAKE AVE E
		SEATTLE WA 98102-3305

GOVERNMENT & HIGH QUALITY BOND (R5)	14.46%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

GOVERNMENT MONEY MARKET (I)	99.91%	PRINCIPAL BANK
		222 S 9TH ST
		MINNEAPOLIS MN 55402-3389

GOVERNMENT MONEY MARKET (R6)	16.70%	BNY MELLON AS AGENT FOR VARIOUS
		PRINCIPAL FUNDS
		500 GRANT ST
		PITTSBURGH PA 15219-2502
115

Fund/Class	Percent of Ownership	Name and Address of Owner
GOVERNMENT MONEY MARKET (R6)	9.86%	LARGECAP S&P 500 INDEX FUND
		FBO PGI
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT MONEY MARKET (R6)	7.20%	LARGECAP GROWTH FUND I
		FBO BROWN
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

GOVERNMENT MONEY MARKET (R6)	6.26%	EQUITY INCOME FUND
		FBO PGI
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

HIGH INCOME (I)	56.00%	PRINCIPAL GLOBAL INVESTORS TRUST CO
		PRINCIPAL LIFETIME HYBRID
		COLLECTIVE INVESTMENT FUNDS
		1300 SW 5TH AVE STE 3300
		PORTLAND OR 97201-5640

HIGH INCOME (I)	8.40%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

HIGH INCOME (I)	7.39%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

HIGH YIELD (A)	14.76%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

HIGH YIELD (A)	9.32%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

116

Fund/Class	Percent of Ownership	Name and Address of Owner
HIGH YIELD (A)	5.86%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE
		BENIFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

HIGH YIELD (A)	5.19%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

HIGH YIELD (C)	16.11%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

HIGH YIELD (C)	16.03%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

HIGH YIELD (C)	11.64%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

HIGH YIELD (C)	7.19%	CHARLES SCHWAB & CO INC
		FBO SPECIAL CUSTODY ACCOUNTS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

HIGH YIELD (C)	7.06%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

HIGH YIELD (C)	6.33%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

HIGH YIELD (I)	31.01%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523
117

Fund/Class	Percent of Ownership	Name and Address of Owner
HIGH YIELD (I)	13.98%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

HIGH YIELD (I)	11.16%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

HIGH YIELD (I)	6.63%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE
		BENIFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

HIGH YIELD (I)	6.05%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

HIGH YIELD (I)	5.74%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

HIGH YIELD (R6)	22.02%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

HIGH YIELD (R6)	14.88%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

HIGH YIELD (R6)	10.96%	SAM FLEXIBLE INCOME PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

HIGH YIELD (R6)	9.85%	SAM CONS BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

118

Fund/Class	Percent of Ownership	Name and Address of Owner
HIGH YIELD (R6)	6.25%	WELLS FARGO BANK NA
		PO BOX 1533
		MINNEAPOLIS MN 55480-1533

HIGH YIELD (R6)	6.11%	SAM CONS GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (I)	37.92%	PRINCIPAL GLOBAL INVESTORS TRUST CO
		PRINCIPAL LIFETIME HYBRID
		COLLECTIVE INVESTMENT FUNDS
		1300 SW 5TH AVE STE 3300
		PORTLAND OR 97201-5640

INFLATION PROTECTION (I)	10.99%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

INFLATION PROTECTION (I)	8.83%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (I)	8.63%	SAM FLEXIBLE INCOME PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (I)	5.07%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (J)	6.12%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA JAMES KATZ
		8432 HIGH DRIVE
		LEAWOOD KS 66206-1526

INFLATION PROTECTION (R1)	99.78%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

119

Fund/Class	Percent of Ownership	Name and Address of Owner
INFLATION PROTECTION (R3)	41.21%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (R3)	30.96%	DSL CONSTRUCTION CORP
		FBO EXEC NQ EXCESS OF DSL
		CONSTRUCTION
		ATTN PLAN TRUSTEE
		11300 W OLYMPIC BLVD STE 770
		LOS ANGELES CA 90064-1644

INFLATION PROTECTION (R3)	7.81%	PRINCIPAL TRUST COMPANY
		FBO DUPAGE INTERNAL MEDICINE LLC
		228 OXFORD AVE
		CLARENDON HLS IL 60514-2807

INFLATION PROTECTION (R4)	72.78%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (R4)	15.70%	GREATER MODESTO MEDICAL SURGICAL AS
		FBO FIRST CHOICE PHYS PTRS DEF COMP
		ATTN CHRISTINA ALCANTARA
		1541 FLORIDA AVE STE 200
		MODESTO CA 95350-4438

INFLATION PROTECTION (R5)	77.05%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INFLATION PROTECTION (R5)	13.18%	COMANCHE COUNTY HOSPITAL AUTHORITY
		FBO COMANCHE COUNTY HOSPITAL
		AUTHORITY EMPLOYEE EXCESS PLAN
		ATTN DONNA WADE
		3401 W GORE BLVD
		LAWTON OK 73505-6300

INTERNATIONAL I (I)	74.87%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
120

Fund/Class	Percent of Ownership	Name and Address of Owner
INTERNATIONAL I (I)	10.34%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

INTERNATIONAL I (R1)	100.00%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL I (R3)	86.05%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL I (R3)	5.07%	STRATACOR
		FBO STRATACOR 457B
		ATTN TAMERA ROBINSON
		500 WASHINGTON AVE SOUTH
		MINNEAPOLIS MN 55415-1149

INTERNATIONAL I (R4)	88.82%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL I (R4)	11.14%	INTL UNION AGAINST TB & LUNG DIS
		FBO INTL UNION AGAINST TB&LD VITAL
		ATTN PLAN TRUSTEE
		STRATEGIES 457B
		61 BROADWAY STE 1010
		NEW YORK NY 10006-2738

INTERNATIONAL I (R5)	97.53%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

INTERNATIONAL I (R6)	77.36%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

121

Fund/Class	Percent of Ownership	Name and Address of Owner
INTERNATIONAL I (R6)	9.49%	C/O BANKERS TRUST
		1 FREEDOM VALLEY DR
		OAKS PA 19456-9989

LARGECAP GROWTH I (A)	13.55%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

LARGECAP GROWTH I (A)	8.46%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

LARGECAP GROWTH I (I)	79.22%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

LARGECAP GROWTH I (I)	8.87%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I (R1)	97.01%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I (R3)	71.37%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I (R4)	45.91%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001
122

Fund/Class	Percent of Ownership	Name and Address of Owner
LARGECAP GROWTH I (R4)	23.70%	EMPOWER TRUST FBO
		EMPLOYEE BENEFITS CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

LARGECAP GROWTH I (R4)	5.84%	NOMURA HOLDING AMERICA INC
		ATTN PLAN TRUSTEE
		FBO NOMURA SUPP RET SAVINGS
		309 W 49TH ST
		NEW YORK NY 10019-9102

LARGECAP GROWTH I (R5)	75.81%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP GROWTH I (R5)	7.85%	STATE STREET BANK CUST
		FBO ADP ACCESS LARGE MARKET
		401(K) PLAN
		1 LINCOLN ST
		BOSTON MA 02111-2901

LARGECAP GROWTH I (R6)	57.69%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

LARGECAP GROWTH I (R6)	5.69%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

LARGECAP GROWTH I (R6)	5.01%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (A)	18.95%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

LARGECAP S&P 500 INDEX (A)	6.27%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

123

Fund/Class	Percent of Ownership	Name and Address of Owner
LARGECAP S&P 500 INDEX (I)	7.94%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (I)	7.93%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (I)	6.99%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (I)	6.34%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (I)	5.22%	LIFETIME HYBRID 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (R1)	65.40%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (R1)	6.27%	ASCENSUS TRUST COMPANY FBO
		MALCOLM & CISNEROS, A LAW CORP. 401
		590528
		ASCENSUS TRUST COMPANY
		PO BOX 10577
		FARGO ND 58106-0577

LARGECAP S&P 500 INDEX (R3)	58.96%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP S&P 500 INDEX (R4)	43.20%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

124

Fund/Class	Percent of Ownership	Name and Address of Owner
LARGECAP S&P 500 INDEX (R4)	7.26%	NOMURA HOLDING AMERICA INC
		ATTN PLAN TRUSTEE
		FBO NOMURA SUPP RET SAVINGS
		309 W 49TH ST
		NEW YORK NY 10019-9102

LARGECAP S&P 500 INDEX (R4)	6.35%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

LARGECAP S&P 500 INDEX (R5)	73.09%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (I)	11.95%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (I)	10.99%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (I)	9.80%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

LARGECAP VALUE III (I)	9.69%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (I)	6.99%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

LARGECAP VALUE III (I)	5.74%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001
125

Fund/Class	Percent of Ownership	Name and Address of Owner
LARGECAP VALUE III (I)	5.38%	SAM CONS GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (R1)	91.66%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (R1)	7.39%	STATE STREET BANK CUST
		FBO ADP ACCESS LARGE MARKET
		401(K) PLAN
		1 LINCOLN ST
		BOSTON MA 02111-2901

LARGECAP VALUE III (R3)	81.36%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (R4)	45.31%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (R4)	25.20%	PRINCIPAL TRUST COMPANY
		FBO CRST INTL NQ PLAN
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

LARGECAP VALUE III (R4)	11.91%	NEW LONDON HOSPITAL ASSOC INC
		FBO NEW LONDON HOSP ASSOC INC 457B
		ATTN TINA NAIMIE
		273 COUNTY RD
		NEW LONDON NH 03257-7700

LARGECAP VALUE III (R4)	5.33%	THE OHIO MANUFACTURERS ASSOCIATION
		FBO THE OHIO MANUFACTURERS ASSN DEF
		ATTN PLAN TRUSTEE
		COMP
		33 NORTH HIGH STREET STE 600
		COLUMBUS OH 43215-3005

126

Fund/Class	Percent of Ownership	Name and Address of Owner
LARGECAP VALUE III (R5)	45.24%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

LARGECAP VALUE III (R5)	15.70%	DELAWARE CHARTER GUAR & TRUST CO
		FBO PRINCIPAL TRUST COMPANY
		VEBA TRUST IBEW HEALTH SAVING PLAN
		SOUTHWEST SCHOOL CORPORATION
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

LARGECAP VALUE III (R5)	9.79%	PRINCIPAL TRUST COMPANY
		FBO NIPPON LIFE INS CO EXEC NQ
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

LARGECAP VALUE III (R5)	8.50%	APPALACHIAN REGIONAL HEALTHCARE
		SYSTEM
		FBO EXECUTIVE 457B OF ARHS INC
		ATTN AMY CRABBE
		PO BOX 2600
		BOONE NC 28607-2600

MIDCAP (A)	14.39%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

MIDCAP (A)	7.05%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY ACCOUNT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

MIDCAP (C)	37.57%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

MIDCAP (C)	21.42%	CHARLES SCHWAB & CO INC
		FBO SPECIAL CUSTODY ACCOUNTS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

127

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP (C)	7.58%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

MIDCAP (I)	16.45%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523
MIDCAP (I)	13.45%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

MIDCAP (I)	11.23%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

MIDCAP (I)	10.11%	RAYMOND JAMES
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM 92500015
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1102

MIDCAP (I)	6.98%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

MIDCAP (I)	6.45%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE
		BENIFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

MIDCAP (I)	5.61%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

MIDCAP (I)	5.14%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #41999970
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

128

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP (I)	5.11%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

MIDCAP (I)	5.00%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

MIDCAP (R1)	96.49%	VOYA INSTITUTIONAL TRUST COMPANY
		1 ORANGE WAY
		WINDSOR CT 06095-4773

MIDCAP (R3)	44.51%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

MIDCAP (R3)	15.62%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP (R4)	30.23%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

MIDCAP (R4)	19.32%	LINCOLN RETIREMENT SERVICES CO
		FBO UT SYSTEM ORP
		PO BOX 7876
		FORT WAYNE IN 46801-7876

MIDCAP (R4)	13.85%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP (R4)	7.69%	LINCOLN RETIREMENT SERVICES CO
		FBO UT SYSTEM TSA
		PO BOX 7876
		FORT WAYNE IN 46801-7876

MIDCAP (R4)	7.37%	JOHN HANCOCK TRUST COMPANY LLC
		200 BERKELEY ST STE 7
		BOSTON MA 02116-5038

129

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP (R5)	23.39%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

MIDCAP (R5)	22.58%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001
MIDCAP (R5)	8.71%	TIAA TRUST, N.A. AS CUST/TTEE
		OF RETIREMENT PLANS
		RECORDKEPT BY TIAA
		ATTN: FUND OPERATIONS
		8500 ANDREW CARNEGIE BLVD
		CHARLOTTE NC 28262-8500

MIDCAP (R6)	35.32%	EDWARD D JONES & CO
		FOR THE BENEFIT OF CUSTOMERS
		12555 MANCHESTER RD
		SAINT LOUIS MO 63131-3710

MIDCAP (R6)	16.32%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1901

MIDCAP (R6)	11.33%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 2
		JACKSONVILLE FL 32246-6484

MIDCAP (R6)	6.11%	WELLS FARGO BANK NA
		FBO OMNIBUS CASH CASH
		XXXX0
		PO BOX 1533
		MINNEAPOLIS MN 55480-1533

MIDCAP GROWTH (I)	25.49%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

MIDCAP GROWTH (I)	12.61%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

130

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP GROWTH (I)	11.34%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

MIDCAP GROWTH (I)	6.80%	NATIONWIDE TRUST COMPANY FSB
		C/O IPO PORTFOLIO ACCOUNTING
		PO BOX 182029
		COLUMBUS OH 43218-2029

MIDCAP GROWTH (R1)	82.19%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH (R1)	10.03%	MID ATLANTIC TRUST COMPANY FBO
		BRAINLINK INTERNATIONAL INC 401(K)
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228

MIDCAP GROWTH (R3)	36.06%	SAMMONS INSTITUTIONAL GROUP
		8300 MILLS CIVIC PKWY
		WDM IA 50266-3833

MIDCAP GROWTH (R3)	17.62%	EMPOWER TRUST FBO
		EMPLOYEE BENEFIT CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

MIDCAP GROWTH (R3)	14.37%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH (R3)	6.36%	FIIOC
		FBO
		DEFOE CORP 401K EMPLOYEE SAVINGS
		PLAN
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

MIDCAP GROWTH (R4)	75.54%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

131

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP GROWTH (R4)	9.63%	PRINCIPAL TRUST COMPANY
		FBO FIRST COUNTY BANK NQ DEF COMP
		AND SERP
		ATTN PLAN TRUSTEE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

MIDCAP GROWTH (R5)	46.96%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH (R5)	12.97%	PRINCIPAL TRUST COMPANY
		FBO GRIMMWAY FARMS EXEC DEFERRED
		ATTN PLAN TRUSTEE
		COMP
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

MIDCAP GROWTH (R5)	7.02%	MID ATLANTIC TRUST COMPANY FBO
		MATC OMNIBUS DIV REINVEST
		1251 WATERFRONT PL STE 525
		PITTSBURGH PA 15222-4228

MIDCAP GROWTH (R5)	6.16%	PRINCIPAL TRUST COMPANY
		FBO NQ DB OF AAA ARIZONA
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

MIDCAP GROWTH III (I)	35.57%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

MIDCAP GROWTH III (I)	12.97%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH III (I)	12.78%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH III (I)	10.42%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

132

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP GROWTH III (R1)	85.42%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH III (R1)	10.21%	STATE STREET BANK CUST
		FBO ADP ACCESS LARGE MARKET
		401(K) PLAN
		1 LINCOLN ST
		BOSTON MA 02111-2901

MIDCAP GROWTH III (R3)	82.52%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH III (R4)	87.91%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH III (R5)	78.00%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP GROWTH III (R5)	8.83%	CAMPUS USA CREDIT UNION
		FBO 457F OF CAMPUS CREDIT UNION
		ATTN JILL HARPER
		PO BOX 147029
		GAINESVILLE FL 32614-7029

MIDCAP GROWTH III (R5)	5.11%	PROVIA DOOR INC
		ATTN PLAN TRUSTEE
		FBO NQ DEF COMP OF PROVIA DOOR
		2150 SR 39 WEST
		SUGARCREEK OH 44681-9201

MIDCAP S&P 400 INDEX (I)	13.08%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

133

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP S&P 400 INDEX (I)	12.32%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (I)	9.02%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1901

MIDCAP S&P 400 INDEX (I)	8.91%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

MIDCAP S&P 400 INDEX (I)	7.02%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

MIDCAP S&P 400 INDEX (I)	6.62%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

MIDCAP S&P 400 INDEX (R1)	51.17%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R1)	8.45%	ASCENSUS TRUST COMPANY FBO
		GXM CONSULTING 401K PLAN
		213950
		PO BOX 10758
		FARGO ND 58106-0758

MIDCAP S&P 400 INDEX (R3)	39.73%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

134

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP S&P 400 INDEX (R4)	32.97%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R4)	21.10%	VOYA INSTITUTIONAL TRUST COMPANY
		1 ORANGE WAY
		WINDSOR CT 06095-4773

MIDCAP S&P 400 INDEX (R4)	5.92%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

MIDCAP S&P 400 INDEX (R5)	54.13%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R5)	5.24%	EMPOWER TRUST FBO
		ANNE ARUNDEL MEDICAL CENTER EMP SAL
		C/O FASCORE LLC
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

MIDCAP S&P 400 INDEX (R6)	17.56%	DIVERSIFIED GROWTH ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R6)	11.68%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R6)	8.20%	DIVERSIFIED GROWTH VOLATILITY
		CONTROL ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R6)	7.24%	LIFETIME HYBRID 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

135

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP S&P 400 INDEX (R6)	6.87%	LIFETIME HYBRID 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R6)	5.88%	LIFETIME HYBRID 2035 FUND
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R6)	5.55%	LIFETIME HYBRID 2025 FUND
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP S&P 400 INDEX (R6)	5.13%	LIFETIME HYBRID 2045 FUND
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I (A)	21.89%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

MIDCAP VALUE I (I)	71.96%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

MIDCAP VALUE I (I)	9.13%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

MIDCAP VALUE I (R1)	93.19%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I (R3)	76.16%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

136

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP VALUE I (R4)	60.15%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I (R4)	9.61%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY ACCT
		FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

MIDCAP VALUE I (R4)	8.51%	VRSCO
		FBO AIGFSB CUST TTEE FBO
		SLIDELL MEMORIAL 457 DEF COMP PLAN
		2727-A ALLEN PARKWAY 4-D1
		HOUSTON TX 77019-2107

MIDCAP VALUE I (R4)	5.65%	VRSCO
		FBO AIGFSB CUST TTEE FBO
		SLIDELL MEMORIAL HOSPITAL 401A
		2727-A ALLEN PARKWAY 4-D1
		HOUSTON TX 77019-2107

MIDCAP VALUE I (R5)	59.13%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I (R5)	5.19%	COUNSEL TRUST DBA MATC FBO
		TRADITION AMERICA HOLDINGS INC.
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228

MIDCAP VALUE I (R6)	51.05%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

MIDCAP VALUE I (R6)	9.75%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

137

Fund/Class	Percent of Ownership	Name and Address of Owner
MIDCAP VALUE I (R6)	8.95%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

MIDCAP VALUE I (R6)	7.93%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

OVERSEAS (I)	18.66%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM FUNDS
		ATTN PLIC PROXY COORDINATOR
		711 HIGH STREET
		DES MOINES IA 50392-0001

OVERSEAS (I)	11.92%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

OVERSEAS (I)	11.05%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

OVERSEAS (I)	9.60%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

OVERSEAS (I)	7.76%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

OVERSEAS (I)	5.22%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

OVERSEAS (R3)	68.84%	PRINCIPAL TRUST COMPANY
		FBO DUPAGE INTERNAL MEDICINE LLC
		228 OXFORD AVE
		CLARENDON HLS IL 60514-2807

OVERSEAS (R3)	17.98%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001
138

Fund/Class	Percent of Ownership	Name and Address of Owner
OVERSEAS (R3)	5.17%	BEHLER-YOUNG COMPANY
		FBO BEHLER-YOUNG COMPANY DEF COMP
		ATTN PLAN TRUSTEE
		4900 CLYDE PARK AVE SW
		GRAND RAPIDS MI 49509-5118

OVERSEAS (R3)	5.12%	D P ELECTRIC INC
		FBO D P ELECTRIC NQ RET PLAN
		ATTN DAN PUENTE
		6002 S ASH AVE
		TEMPE AZ 85283-2873

OVERSEAS (R4)	99.92%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (A)	33.81%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

PRINCIPAL CAPITAL APPRECIATION (A)	8.09%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL CAPITAL APPRECIATION (I)	21.31%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (I)	15.40%	SAM BALANCED PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING -H221
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (I)	13.77%	SAM CONS GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (I)	12.27%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #41999970
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

139

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL CAPITAL APPRECIATION (I)	11.47%	SAM STRATEGIC GROWTH PORTFOLIO PIF
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (R1)	99.99%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (R3)	55.27%	SAMMONS INSTITUTIONAL GROUP
		8300 MILLS CIVIC PKWY
		WDM IA 50266-3833

PRINCIPAL CAPITAL APPRECIATION (R3)	37.68%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (R4)	80.84%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL CAPITAL APPRECIATION (R4)	13.27%	EMPOWER TRUST FBO
		EMPLOYEE BENEFITS CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

PRINCIPAL CAPITAL APPRECIATION (R5)	85.46%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (A)	19.87%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME STRATEGIC INC (I)	87.30%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001
140

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME STRATEGIC INC (I)	8.54%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R1)	99.45%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R3)	87.96%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R4)	57.01%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R4)	17.70%	RANGER PIPELINES INCORPORATED
		FBO RANGER PIPELINES INC NQ EXCESS
		PLAN
		ATTN PLAN TRUSTEE
		1790 YOSEMITE AVE
		SAN FRANCISCO CA 94124-2622

PRINCIPAL LIFETIME STRATEGIC INC (R4)	5.52%	PRINCIPAL TRUST COMPANY
		FBO CRST INTL NQ PLAN
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

PRINCIPAL LIFETIME STRATEGIC INC (R5)	72.20%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME STRATEGIC INC (R5)	12.74%	PRINCIPAL TRUST COMPANY
		FBO EXEC 457B OF SANFORD HEALTH
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265
141

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2015 (I)	86.86%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (I)	11.31%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R1)	99.99%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R3)	98.08%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R4)	97.60%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R5)	90.46%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2015 (R5)	6.10%	MAPS CREDIT UNION
		ATTN BARBARA CECIL
		FBO 457B DEF COMP OF MAPS CU
		1900 HINES STREET NW PO BOX 12398
		SALEM OR 97309-0398

PRINCIPAL LIFETIME 2020 (A)	16.94%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

142

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2020 (I)	87.04%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (I)	10.06%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (R1)	97.75%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (R3)	90.48%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (R4)	91.30%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (R5)	83.71%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2020 (R5)	8.10%	PRINCIPAL TRUST COMPANY
		FBO EXEC 457B OF SANFORD HEALTH
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

PRINCIPAL LIFETIME 2025 (I)	86.54%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001
143

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2025 (I)	12.08%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (R1)	99.99%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (R3)	94.06%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (R4)	79.76%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2025 (R5)	91.38%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (A)	16.52%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME 2030 (I)	88.19%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (I)	8.70%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001
144

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2030 (R1)	92.61%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (R3)	90.58%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (R4)	77.94%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (R5)	83.93%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2030 (R5)	6.15%	PRINCIPAL TRUST COMPANY
		FBO EXEC 457B OF SANFORD HEALTH
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

PRINCIPAL LIFETIME 2035 (I)	86.21%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (I)	11.64%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (R1)	99.99%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

145

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2035 (R3)	97.25%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (R4)	82.93%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2035 (R4)	5.02%	OCEANSIDE AUTO COUNTRY INC
		FBO OCEANSIDE AUTO COUNTRY INC DEF
		ATTN PLAN TRUSTEE
		COMP PLAN
		6030 AVENIDA ENCINIAS STE 200
		CARLSBAD CA 92011-1062

PRINCIPAL LIFETIME 2035 (R5)	92.35%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (A)	13.67%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME 2040 (I)	87.25%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (I)	9.78%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (R1)	91.15%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

146

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2040 (R1)	6.75%	STATE STREET BANK CUST
		FBO ADP ACCESS LARGE MARKET
		401(K) PLAN
		1 LINCOLN ST
		BOSTON MA 02111-2901

PRINCIPAL LIFETIME 2040 (R3)	93.29%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (R4)	88.21%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (R5)	84.25%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2040 (R5)	9.83%	PRINCIPAL TRUST COMPANY
		FBO EXEC 457B OF SANFORD HEALTH
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

PRINCIPAL LIFETIME 2045 (I)	82.95%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (I)	14.93%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (R1)	99.58%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

147

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2045 (R3)	98.52%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (R4)	92.75%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2045 (R5)	95.73%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (A)	14.18%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME 2050 (I)	85.13%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (I)	12.02%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (R1)	92.68%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (R1)	6.99%	STATE STREET BANK CUST
		FBO ADP ACCESS LARGE MARKET
		401(K) PLAN
		1 LINCOLN ST
		BOSTON MA 02111-2901

148

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2050 (R3)	97.31%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (R4)	90.48%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001
PRINCIPAL LIFETIME 2050 (R4)	5.39%	PRINCIPAL TRUST COMPANY
		ATTN PLAN TRUSTEE
		FBO SANFORD 2017 SUPP EXEC RET PLAN
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

PRINCIPAL LIFETIME 2050 (R5)	87.05%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2050 (R5)	6.84%	PRINCIPAL TRUST COMPANY
		FBO EXEC 457B OF SANFORD HEALTH
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

PRINCIPAL LIFETIME 2055 (I)	82.46%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (I)	14.22%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (R1)	94.72%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

149

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2055 (R1)	5.27%	MID ATLANTIC TRUST COMPANY FBO
		UNITED STATES SQUASH RACQUETS 401(K
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228

PRINCIPAL LIFETIME 2055 (R3)	98.66%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (R4)	98.15%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2055 (R5)	93.12%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060 (I)	86.91%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060 (I)	10.03%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060 (R1)	91.14%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060 (R1)	8.85%	STATE STREET BANK CUST
		FBO ADP ACCESS LARGE MARKET
		401(K) PLAN
		1 LINCOLN ST
		BOSTON MA 02111-2901

150

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2060 (R3)	97.89%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060 (R4)	94.08%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2060 (R5)	88.64%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065 (I)	87.86%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065 (I)	9.67%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065 (R1)	100.00%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065 (R3)	95.87%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

151

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2065 (R4)	95.32%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2065 (R5)	94.93%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2070 (I)	91.95%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		FUNDS
		ATTN PLIC PROXY COORDINATOR
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2070 (I)	7.92%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2070 (J)	23.70%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA ALEXANDER TITUS
		3924 CANDIA AVE
		NORTH PORT FL 34286-7471

PRINCIPAL LIFETIME 2070 (J)	20.39%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA JUSTIN KAYNES
		15062 HUDSON BLVD
		STILLWATER MN 55082-2018

PRINCIPAL LIFETIME 2070 (J)	10.09%	PRINCIPAL LIFE INSURANCE CO CUST
		ROTH IRA FBO DOUGLAS S DANIELSEN
		1319 W 6TH ST
		CEDAR FALLS IA 50613-2334

PRINCIPAL LIFETIME 2070 (J)	8.18%	PRINCIPAL LIFE INSURANCE CO CUST
		ROTH IRA NORA R ZIMMERMAN
		3000 CONNECTICUT AVE NW APT 222
		WASHINGTON DC 20008-2554

PRINCIPAL LIFETIME 2070 (J)	7.87%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

152

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2070 (J)	7.61%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA COREY P FARRELL
		784 FAIRFIELD DR
		WARMINSTER PA 18974-4339

PRINCIPAL LIFETIME 2070 (J)	5.29%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA FERNANDO A RIVAS
		15 CARLS LN
		NEW MILFORD CT 06776-5136

PRINCIPAL LIFETIME 2070 (R1)	79.91%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2070 (R1)	20.08%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

PRINCIPAL LIFETIME 2070 (R3)	94.44%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2070 (R3)	5.55%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

PRINCIPAL LIFETIME 2070 (R4)	85.11%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME 2070 (R4)	14.88%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

PRINCIPAL LIFETIME 2070 (R5)	94.07%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

153

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME 2070 (R5)	5.92%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

PRINCIPAL LIFETIME HYBRID INCOME (I)	59.37%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID INCOME (I)	18.41%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID INCOME (I)	15.93%	PRINCIPAL TRUST COMPANY
		FBO FBL FINANCIAL GROUP DEF COMP
		ATTN SUSAN SAGGIONE
		PLAN
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

PRINCIPAL LIFETIME HYBRID INCOME (R6)	77.50%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID INCOME (R6)	7.38%	BANKERS TRUST COMPANY
		FBO PRIN SELECT SVNG EXCESS PLAN
		ATTN MARK HARRISON
		FOR EES
		453 7TH ST PO BOX 897
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2015 (I)	78.09%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

154

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2015 (I)	10.66%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2015 (I)	6.73%	MINNESOTA LIFE INSURANCE COMPANY
		400 ROBERT ST N STE A
		SAINT PAUL MN 55101-2099

PRINCIPAL LIFETIME HYBRID 2015 (R6)	85.55%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2020 (I)	58.13%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2020 (I)	26.93%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2020 (I)	6.90%	MINNESOTA LIFE INSURANCE COMPANY
		400 ROBERT ST N STE A
		SAINT PAUL MN 55101-2099

PRINCIPAL LIFETIME HYBRID 2020 (R6)	87.18%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2025 (I)	58.38%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2025 (I)	23.79%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
155

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2025 (I)	6.27%	FIIOC
		FBO
		BRADY TRANE SERVICE INC 401K PLAN
		AND TRUST
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

PRINCIPAL LIFETIME HYBRID 2025 (R6)	87.24%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2030 (I)	55.80%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2030 (I)	22.71%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2030 (I)	10.21%	FIIOC
		FBO
		BRADY TRANE SERVICE INC 401K PLAN
		AND TRUST
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

PRINCIPAL LIFETIME HYBRID 2030 (R6)	82.54%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2030 (R6)	7.13%	BANKERS TRUST COMPANY
		FBO PRIN SELECT SVNG EXCESS PLAN
		ATTN MARK HARRISON
		FOR EES
		453 7TH ST PO BOX 897
		DES MOINES IA 50392-0001

156

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2030 (R6)	5.30%	TIAA TRUST, N.A. AS CUST/TTEE
		OF RETIREMENT PLANS
		RECORDKEPT BY TIAA
		ATTN: FUND OPERATIONS
		8500 ANDREW CARNEGIE BLVD
		CHARLOTTE NC 28262-8500

PRINCIPAL LIFETIME HYBRID 2035 (I)	56.03%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2035 (I)	24.16%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2035 (I)	7.99%	FIIOC
		FBO
		BRADY TRANE SERVICE INC 401K PLAN
		AND TRUST
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

PRINCIPAL LIFETIME HYBRID 2035 (I)	5.46%	MINNESOTA LIFE INSURANCE COMPANY
		400 ROBERT ST N STE A
		SAINT PAUL MN 55101-2099

PRINCIPAL LIFETIME HYBRID 2035 (R6)	81.40%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2035 (R6)	7.54%	TIAA TRUST, N.A. AS CUST/TTEE
		OF RETIREMENT PLANS
		RECORDKEPT BY TIAA
		ATTN: FUND OPERATIONS
		8500 ANDREW CARNEGIE BLVD
		CHARLOTTE NC 28262-8500

PRINCIPAL LIFETIME HYBRID 2040 (I)	58.07%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

157

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2040 (I)	20.72%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2040 (I)	7.99%	MINNESOTA LIFE INSURANCE COMPANY
		400 ROBERT ST N STE A
		SAINT PAUL MN 55101-2099

PRINCIPAL LIFETIME HYBRID 2040 (I)	5.93%	FIIOC
		FBO
		BRADY TRANE SERVICE INC 401K PLAN
		AND TRUST
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

PRINCIPAL LIFETIME HYBRID 2040 (R6)	83.79%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2040 (R6)	8.22%	TIAA TRUST, N.A. AS CUST/TTEE
		OF RETIREMENT PLANS
		RECORDKEPT BY TIAA
		ATTN: FUND OPERATIONS
		8500 ANDREW CARNEGIE BLVD
		CHARLOTTE NC 28262-8500

PRINCIPAL LIFETIME HYBRID 2045 (I)	58.73%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2045 (I)	23.84%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2045 (I)	8.62%	FIIOC
		FBO
		BRADY TRANE SERVICE INC 401K PLAN
		AND TRUST
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

158

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2045 (I)	5.36%	MINNESOTA LIFE INSURANCE COMPANY
		400 ROBERT ST N STE A
		SAINT PAUL MN 55101-2099

PRINCIPAL LIFETIME HYBRID 2045 (R6)	87.58%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2045 (R6)	8.06%	TIAA TRUST, N.A. AS CUST/TTEE
		OF RETIREMENT PLANS
		RECORDKEPT BY TIAA
		ATTN: FUND OPERATIONS
		8500 ANDREW CARNEGIE BLVD
		CHARLOTTE NC 28262-8500

PRINCIPAL LIFETIME HYBRID 2050 (I)	59.18%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2050 (I)	25.63%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2050 (I)	7.06%	MINNESOTA LIFE INSURANCE COMPANY
		400 ROBERT ST N STE A
		SAINT PAUL MN 55101-2099

PRINCIPAL LIFETIME HYBRID 2050 (I)	5.32%	FIIOC
		FBO
		BRADY TRANE SERVICE INC 401K PLAN
		AND TRUST
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

PRINCIPAL LIFETIME HYBRID 2050 (R6)	91.59%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2055 (I)	58.15%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001
159

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2055 (I)	27.38%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2055 (I)	7.15%	MINNESOTA LIFE INSURANCE COMPANY
		400 ROBERT ST N STE A
		SAINT PAUL MN 55101-2099

PRINCIPAL LIFETIME HYBRID 2055 (I)	5.72%	FIIOC
		FBO
		BRADY TRANE SERVICE INC 401K PLAN
		AND TRUST
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

PRINCIPAL LIFETIME HYBRID 2055 (R6)	93.89%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2060 (I)	48.25%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2060 (I)	30.02%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

PRINCIPAL LIFETIME HYBRID 2060 (I)	9.70%	MINNESOTA LIFE INSURANCE COMPANY
		400 ROBERT ST N STE A
		SAINT PAUL MN 55101-2099

PRINCIPAL LIFETIME HYBRID 2060 (I)	9.70%	FIIOC
		FBO
		BRADY TRANE SERVICE INC 401K PLAN
		AND TRUST
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

PRINCIPAL LIFETIME HYBRID 2060 (R6)	90.10%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001
160

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2065 (I)	72.54%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2065 (I)	16.15%	MINNESOTA LIFE INSURANCE COMPANY
		400 ROBERT ST N STE A
		SAINT PAUL MN 55101-2099

PRINCIPAL LIFETIME HYBRID 2065 (R6)	91.54%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2070 (I)	76.57%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

PRINCIPAL LIFETIME HYBRID 2070 (I)	23.42%	PRINCIPAL GLOBAL INVESTORS LLC
		ATTN SEAN CLINES 801-9A08
		801 GRAND AVE
		DES MOINES IA 50309-8000

PRINCIPAL LIFETIME HYBRID 2070 (J)	32.50%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA AFROZE ASHRAF
		4718 JAYMAR DR
		SUGAR LAND TX 77479-5232

PRINCIPAL LIFETIME HYBRID 2070 (J)	19.09%	PRINCIPAL LIFE INSURANCE CO CUST
		ROTH IRA ANTONIO JACKSON
		1050 KINAU ST APT 1004
		HONOLULU HI 96814-1020

PRINCIPAL LIFETIME HYBRID 2070 (J)	15.35%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA KISHA DANIELS
		5097 CUTTY LN
		WARREN MI 48092-6324

PRINCIPAL LIFETIME HYBRID 2070 (J)	5.87%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA MICHAEL D HAUSCHEL
		12100 E KILLENWOOD CT
		WICHITA KS 67206-4119

161

Fund/Class	Percent of Ownership	Name and Address of Owner
PRINCIPAL LIFETIME HYBRID 2070 (R6)	92.52%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (A)	14.89%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

REAL ESTATE SECURITIES (A)	9.01%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

REAL ESTATE SECURITIES (A)	6.73%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

REAL ESTATE SECURITIES (C)	27.34%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

REAL ESTATE SECURITIES (C)	17.71%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

REAL ESTATE SECURITIES (C)	13.61%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

REAL ESTATE SECURITIES (C)	7.43%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

REAL ESTATE SECURITIES (I)	31.19%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

162

Fund/Class	Percent of Ownership	Name and Address of Owner
REAL ESTATE SECURITIES (I)	20.80%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

REAL ESTATE SECURITIES (I)	13.20%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FOR THE
		BENIFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

REAL ESTATE SECURITIES (R1)	62.39%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R1)	12.92%	MG TRUST COMPANY CUST
		FBO LIOKAREAS CONSTRUCTION CO
		717 17TH ST STE 1300
		DENVER CO 80202-3304

REAL ESTATE SECURITIES (R1)	10.54%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

REAL ESTATE SECURITIES (R1)	6.67%	ASCENSUS TRUST COMPANY FBO
		BROADMOOR GOLF CLUB 401K RETIREME
		PO BOX 10758
		FARGO ND 58106-0758

REAL ESTATE SECURITIES (R3)	24.76%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R3)	17.38%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

REAL ESTATE SECURITIES (R3)	10.41%	SAMMONS INSTITUTIONAL GROUP
		8300 MILLS CIVIC PKWY
		WDM IA 50266-3833

163

Fund/Class	Percent of Ownership	Name and Address of Owner
REAL ESTATE SECURITIES (R3)	5.61%	TIAA TRUST, N.A. AS CUST/TTEE
		OF RETIREMENT PLANS
		RECORDKEPT BY TIAA
		ATTN: FUND OPERATIONS
		8500 ANDREW CARNEGIE BLVD
		CHARLOTTE NC 28262-8500

REAL ESTATE SECURITIES (R4)	36.59%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R4)	11.71%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

REAL ESTATE SECURITIES (R4)	9.48%	EMPOWER TRUST FBO
		EMPOWER BENEFIT PLANS
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

REAL ESTATE SECURITIES (R4)	9.24%	EMPOWER TRUST FBO
		EMPLOYEE BENEFITS CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

REAL ESTATE SECURITIES (R5)	36.45%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R5)	9.13%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R5)	6.94%	EMPOWER TRUST FBO
		EMPOWER BENEFIT PLANS
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

REAL ESTATE SECURITIES (R5)	6.66%	MATRIX TRUST COMPANY CUST FBO
		SOUTHERN CALIFORNIA SHEET METAL WOR
		PO BOX 52129
		PHOENIX AZ 85072-2129

164

Fund/Class	Percent of Ownership	Name and Address of Owner
REAL ESTATE SECURITIES (R6)	19.86%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

REAL ESTATE SECURITIES (R6)	7.50%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

REAL ESTATE SECURITIES (R6)	5.97%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO (A)	17.15%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

SAM BALANCED PORTFOLIO (A)	15.64%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM BALANCED PORTFOLIO (A)	5.17%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

SAM BALANCED PORTFOLIO (C)	24.60%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM BALANCED PORTFOLIO (C)	11.70%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SAM BALANCED PORTFOLIO (C)	6.48%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

SAM BALANCED PORTFOLIO (I)	80.66%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

165

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM BALANCED PORTFOLIO (I)	6.17%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO (R1)	83.17%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO (R1)	8.92%	STIFEL NICOLAUS & CO INC
		EXCLUSIVE BENEFIT OF CUSTOMERS
		501 N BROADWAY
		SAINT LOUIS MO 63102-2188

SAM BALANCED PORTFOLIO (R3)	65.96%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO (R3)	6.61%	PRINCIPAL TRUST COMPANY
		FBO SOUTHEASTERN PLUMBING AND
		HEATING INC CASH BALANCE PLAN
		300 W 23RD ST
		CHARLOTTE NC 28206-3107

SAM BALANCED PORTFOLIO (R3)	6.37%	PRINCIPAL TRUST COMPANY
		ATTN PLAN TRUSTEE
		FBO V K KNOWLTON DEF COMP PLAN
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

SAM BALANCED PORTFOLIO (R3)	6.14%	CBNA AS CUSTODIAN FBO
		CITY OF OCOEE VEBA HEALTH SAVINGS P
		6 RHOADS DR STE 7
		UTICA NY 13502-6317

SAM BALANCED PORTFOLIO (R4)	56.59%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM BALANCED PORTFOLIO (R4)	36.21%	MATRIX TRUST CO AS AGENT FBO
		PRO-SET INC FINANCIAL SECURITY TRUS
		PO BOX 52129
		PHOENIX AZ 85072-2129

166

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM BALANCED PORTFOLIO (R5)	93.22%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED PORT (A)	18.80%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM CONSERVATIVE BALANCED PORT (A)	7.53%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

SAM CONSERVATIVE BALANCED PORT (A)	6.24%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

SAM CONSERVATIVE BALANCED PORT (C)	19.75%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995
SAM CONSERVATIVE BALANCED PORT (C)	18.77%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SAM CONSERVATIVE BALANCED PORT (C)	5.70%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

SAM CONSERVATIVE BALANCED PORT (I)	79.25%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED PORT (R1)	52.27%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

167

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM CONSERVATIVE BALANCED PORT (R1)	43.47%	PRINCIPAL TRUST COMPANY
		FBO DEV MEDICAL ASSOCIATES SC CASH
		BALANCE PENSION PLAN
		5600 W ADDISON ST STE 400
		CHICAGO IL 60634-4400

SAM CONSERVATIVE BALANCED PORT (R3)	62.02%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED PORT (R3)	8.85%	PRINCIPAL TRUST COMPANY
		FBO DANCKER, SELLEW & DOUGLAS INC
		SUPP EXEC RET PLAN
		ATTN PLAN TRUSTEE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

SAM CONSERVATIVE BALANCED PORT (R3)	5.77%	PRINCIPAL TRUST COMPANY
		FBO KIDS UNLIMITED OF OREGON 457F
		PLAN
		ATTN PLAN TRUSTEE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

SAM CONSERVATIVE BALANCED PORT (R4)	43.49%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED PORT (R4)	39.69%	PRINCIPAL TRUST COMPANY
		FBO B&G AND AFFILIATES EXEC RET PLA
		N
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

SAM CONSERVATIVE BALANCED PORT (R5)	76.63%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE BALANCED PORT (R5)	16.16%	KGP TELECOMMUNICATIONS LLC
		ATTN PLAN TRUSTEE
		FBO KGPCO PHANTOM UNITS PLAN
		3305 HIGHWAY 60 WEST
		FAIRBAULT MN 55021-4869

168

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM CONSERVATIVE GROWTH PORT (A)	12.80%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM CONSERVATIVE GROWTH PORT (A)	11.36%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

SAM CONSERVATIVE GROWTH PORT (A)	5.17%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

SAM CONSERVATIVE GROWTH PORT (C)	18.02%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM CONSERVATIVE GROWTH PORT (C)	7.12%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SAM CONSERVATIVE GROWTH PORT (I)	80.68%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SAM CONSERVATIVE GROWTH PORT (R1)	99.99%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE GROWTH PORT (R3)	71.24%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE GROWTH PORT (R3)	5.62%	PRINCIPAL TRUST COMPANY
		FBO EXEC NQ OF FOND DU LAC BAND
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

169

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM CONSERVATIVE GROWTH PORT (R4)	71.56%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM CONSERVATIVE GROWTH PORT (R4)	14.44%	WALSER AUTOMOTIVE GROUP LLC
		FBO WALSER AUTO GROUP NQ LONG TERM
		ATTN PLAN TRUSTEE
		INCENTIVE PLAN
		7700 FRANCE AVENUE S SUITE 410N
		EDINA MN 55435-5869

SAM CONSERVATIVE GROWTH PORT (R5)	93.44%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME PORTFOLIO (A)	25.89%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM FLEXIBLE INCOME PORTFOLIO (A)	7.96%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

SAM FLEXIBLE INCOME PORTFOLIO (C)	33.57%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM FLEXIBLE INCOME PORTFOLIO (C)	6.61%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SAM FLEXIBLE INCOME PORTFOLIO (C)	5.23%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

SAM FLEXIBLE INCOME PORTFOLIO (I)	69.01%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001
170

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM FLEXIBLE INCOME PORTFOLIO (I)	6.73%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SAM FLEXIBLE INCOME PORTFOLIO (I)	5.66%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM FLEXIBLE INCOME PORTFOLIO (I)	5.48%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

SAM FLEXIBLE INCOME PORTFOLIO (R1)	60.40%	PRINCIPAL TRUST COMPANY
		FBO CONCORP CONCRETE INC DEFINED
		BENEFIT PENSION PLAN
		2485 ASHCROFT AVE
		CLOVIS CA 93611-6001

SAM FLEXIBLE INCOME PORTFOLIO (R1)	24.24%	PRINCIPAL TRUST COMPANY
		FBO DEV MEDICAL ASSOCIATES SC CASH
		BALANCE PENSION PLAN
		5600 W ADDISON ST STE 400
		CHICAGO IL 60634-4400

SAM FLEXIBLE INCOME PORTFOLIO (R1)	12.80%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME PORTFOLIO (R3)	73.35%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME PORTFOLIO (R3)	11.87%	MID ATLANTIC TRUST COMPANY FBO
		BUFFALO ULTRASOUND INC 401 K
		PROFIT SHARING PLAN & TRUST
		1251 WATERFRONT PLACE SUITE 525
		PITTSBURGH PA 15222-4228

SAM FLEXIBLE INCOME PORTFOLIO (R3)	9.47%	PRINCIPAL TRUST COMPANY
		FBO RVVS CASH BALANCE PLAN
		15900 JORDAN AVE SE
		PRIOR LAKE MN 55372-2051
171

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM FLEXIBLE INCOME PORTFOLIO (R4)	60.02%	PRINCIPAL TRUST COMPANY
		FBO SCHENECTADY PULMONARY &
		CRITICAL CARE
		124 ROSA RD STE 382
		SCHENECTADY NY 12308-2144

SAM FLEXIBLE INCOME PORTFOLIO (R4)	15.78%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM FLEXIBLE INCOME PORTFOLIO (R4)	8.86%	BRISTOL BAY NATIVE CORPORATION
		ATTN PLAN TRUSTEE
		FBO BBNC NQ DEF COMP PLAN
		111 W 16TH AVE
		ANCHORAGE AK 99501-6299

SAM FLEXIBLE INCOME PORTFOLIO (R4)	5.78%	PRINCIPAL TRUST COMPANY
		FBO BURWELL DC PLAN
		ATTN PLAN TRUSTEE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

SAM FLEXIBLE INCOME PORTFOLIO (R5)	92.44%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH PORTFOLIO (A)	10.46%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

SAM STRATEGIC GROWTH PORTFOLIO (A)	10.33%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM STRATEGIC GROWTH PORTFOLIO (C)	13.79%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SAM STRATEGIC GROWTH PORTFOLIO (I)	80.22%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

172

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM STRATEGIC GROWTH PORTFOLIO (I)	6.10%	FIRST COMMAND FINANCIAL SERVICES
		INC
		ATTN PLAN TRUSTEE
		FBO FIRST COMMAND DEF CAREER
		1 FIRSTCOMM PLAZA
		FORT WORTH TX 76109-4978

SAM STRATEGIC GROWTH PORTFOLIO (R1)	83.42%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH PORTFOLIO (R1)	16.57%	MG TRUST COMPANY CUST FBO
		PAULDING EXEMPTED VILLAGE SC 403 B
		717 17TH ST STE 1300
		DENVER CO 80202-3304

SAM STRATEGIC GROWTH PORTFOLIO (R3)	78.31%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH PORTFOLIO (R3)	6.54%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

SAM STRATEGIC GROWTH PORTFOLIO (R4)	45.48%	PRINCIPAL TRUST COMPANY
		FBO BURWELL DC PLAN
		ATTN PLAN TRUSTEE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

SAM STRATEGIC GROWTH PORTFOLIO (R4)	38.86%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SAM STRATEGIC GROWTH PORTFOLIO (R4)	8.26%	MATRIX TRUST CO AS AGENT FBO
		PRO-SET INC FINANCIAL SECURITY TRUS
		PO BOX 52129
		PHOENIX AZ 85072-2129

173

Fund/Class	Percent of Ownership	Name and Address of Owner
SAM STRATEGIC GROWTH PORTFOLIO (R5)	91.71%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (A)	34.18%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SHORT-TERM INCOME (A)	9.72%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SHORT-TERM INCOME (C)	20.40%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

SHORT-TERM INCOME (C)	19.16%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SHORT-TERM INCOME (I)	13.00%	LIFETIME 2020 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (I)	12.64%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY ACCOUNT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

SHORT-TERM INCOME (I)	10.60%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

174

Fund/Class	Percent of Ownership	Name and Address of Owner
SHORT-TERM INCOME (I)	7.30%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SHORT-TERM INCOME (I)	6.66%	MAC & CO A/C 135602
		MUTUAL FUND OPERATIONS
		500 GRANT STREET ROOM 151-1010
		PITTSBURGH PA 15219-2502

SHORT-TERM INCOME (I)	5.83%	LIFETIME STRATEGIC INCOME FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (I)	5.42%	LIFETIME 2025 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (R1)	50.52%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (R1)	49.47%	EWR, INC
		FBO EXEC RETIREMENT PLAN OF EWR,
		INC
		ATTN JOSEPH WYRICK
		6055 PRIMACY PKWY STE 100
		MEMPHIS TN 38119-5514

SHORT-TERM INCOME (R3)	46.55%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (R3)	13.79%	PRINCIPAL TRUST COMPANY
		FBO DUPAGE INTERNAL MEDICINE LLC
		228 OXFORD AVE
		CLARENDON HLS IL 60514-2807

SHORT-TERM INCOME (R3)	6.67%	DSL CONSTRUCTION CORP
		FBO EXEC NQ EXCESS OF DSL
		CONSTRUCTION
		ATTN PLAN TRUSTEE
		11300 W OLYMPIC BLVD STE 770
		LOS ANGELES CA 90064-1644

175

Fund/Class	Percent of Ownership	Name and Address of Owner
SHORT-TERM INCOME (R3)	5.01%	PRINCIPAL TRUST COMPANY
		FBO SSP AMERICAN DEF COMP PLAN
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

SHORT-TERM INCOME (R4)	58.13%	NOMURA HOLDING AMERICA INC
		ATTN PLAN TRUSTEE
		FBO NOMURA SUPP RET SAVINGS
		309 W 49TH ST
		NEW YORK NY 10019-9102

SHORT-TERM INCOME (R4)	13.47%	BRISTOL BAY NATIVE CORPORATION
		ATTN PLAN TRUSTEE
		FBO BBNC NQ DEF COMP PLAN
		111 W 16TH AVE
		ANCHORAGE AK 99501-6299

SHORT-TERM INCOME (R4)	8.34%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SHORT-TERM INCOME (R4)	6.35%	PRINCIPAL TRUST COMPANY
		FBO LESLIE GABER ASSOC INC
		CASH BALANCE PLAN
		24 HILLCREST DR
		COLTS NECK NJ 07722-2227

SHORT-TERM INCOME (R4)	6.04%	PRINCIPAL TRUST COMPANY
		FBO B&G AND AFFILIATES EXEC RET PLAN
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

SHORT-TERM INCOME (R5)	41.91%	CHURCHILL MORTGAGE CORPORATION
		FBO CHURCHILL MORTGAGE CORPORATION
		INCENTIVE BONUS PLAN
		ATTN SHEREE BARLETT
		761 OLD HICKORY BLVD STE 400
		BRENTWOOD TN 37027-4519

SHORT-TERM INCOME (R5)	13.36%	PRINCIPAL TRUST COMPANY
		FBO GUEST SERVICES EMPLOYEE SAVINGS
		ATTN SUSAN SAGGIONE
		PLAN
		1013 CENTRE ROAD
		WILMINGTON DE 19805-1265

SHORT-TERM INCOME (R5)	9.89%	NORTHWEST ADMINISTRATORS
		ATTN GAYLE BUSHNELL
		FBO NQ EXCESS OF NW ADMINISTRATORS
		2323 EASTLAKE AVE E
		SEATTLE WA 98102-3305
176

Fund/Class	Percent of Ownership	Name and Address of Owner
SHORT-TERM INCOME (R5)	9.05%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

SHORT-TERM INCOME (R5)	6.37%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP (A)	17.01%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALLCAP (A)	5.80%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

SMALLCAP (I)	27.37%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #41999970
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

SMALLCAP (I)	24.02%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALLCAP (I)	8.37%	RBC CAPITAL MARKETS LLC
		MUTUAL FUND OMNIBUS PROCESSING
		OMNIBUS
		ATTN MUTUAL FUND OPS MANAGER
		250 NICOLLET MALL SUITE 1400
		MINNEAPOLIS MN 55401-7554

SMALLCAP (I)	7.51%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

SMALLCAP (I)	6.46%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

177

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP (I)	6.29%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

SMALLCAP (R1)	70.78%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP (R1)	12.19%	FIIOC
		FBO
		ATLANTIC TOYOTA GROUP INC 401K PLAN
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1987

SMALLCAP (R1)	5.34%	STATE STREET BANK CUST
		FBO ADP ACCESS LARGE MARKET
		401(K) PLAN
		1 LINCOLN ST
		BOSTON MA 02111-2901

SMALLCAP (R1)	5.09%	FIDELITY INVESTMENTS INST OPER CO
		INC FBO
		NATIONAL NURSING & REHAB 401K
		100 MAGELLAN WAY (KW1C)
		COVINGTON KY 41015-1999

SMALLCAP (R3)	42.36%	SAMMONS INSTITUTIONAL GROUP
		8300 MILLS CIVIC PKWY
		WDM IA 50266-3833

SMALLCAP (R3)	11.58%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP (R4)	94.29%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

SMALLCAP (R5)	40.86%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

SMALLCAP (R5)	25.84%	PIMS/PRUDENTIAL RETIREMENT
		AS NOMINEE FOR THE TTEE/CUST PL 002
		CITY OF JERSEY CITY
		280 GROVE STREET ROOM 106
		JERSEY CITY NJ 07302-3610
178

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP (R5)	17.40%	VANGUARD FIDUCIARY TRUST CO CUST
		FBO 401K CLIENTS 401(K) PLAN
		PO BOX 2600
		VALLEY FORGE PA 19482-2600

SMALLCAP (R5)	6.56%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP (R6)	53.98%	NFS LLC FEBO
		FIIOC AS AGENT FOR
		QUALIFIED EMPLOYEE BENEFIT
		PLANS (401K) FINOPS-IC FUNDS
		100 MAGELLAN WAY # KW1C
		COVINGTON KY 41015-1987

SMALLCAP (R6)	21.26%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (I)	45.32%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALLCAP GROWTH I (I)	12.54%	MLPF&S FOR THE SOLE
		BENEFIT OF ITS CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DR E FL 3
		JACKSONVILLE FL 32246-6484

SMALLCAP GROWTH I (I)	12.34%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R1)	89.44%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

179

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP GROWTH I (R1)	5.77%	MATRIX TRUST COMPANY TRUSTEE FBO
		EPLAN SVCS GROUP TRUST
		PO BOX 52129
		PHOENIX AZ 85072-2129

SMALLCAP GROWTH I (R3)	49.22%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R3)	16.87%	EMPOWER TRUST FBO
		EMPLOYEE BENEFIT CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

SMALLCAP GROWTH I (R4)	42.76%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R4)	25.72%	JOHN HANCOCK TRUST COMPANY LLC
		200 BERKELEY ST STE 7
		BOSTON MA 02116-5038

SMALLCAP GROWTH I (R4)	11.29%	LINCOLN RETIREMENT SERVICES COMPANY
		FBO SCHOOL BD OF RICHMOND 403B
		PO BOX 7876
		FORT WAYNE IN 46801-7876

SMALLCAP GROWTH I (R4)	7.07%	PRINCIPAL TRUST COMPANY
		FBO CRST INTL NQ PLAN
		ATTN SUSAN SAGGIONE
		1013 CENTRE RD
		WILMINGTON DE 19805-1265

SMALLCAP GROWTH I (R5)	53.15%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R5)	13.88%	TIAA TRUST, N.A. AS CUST/TTEE
		OF RETIREMENT PLANS
		RECORDKEPT BY TIAA
		ATTN: FUND OPERATIONS
		8500 ANDREW CARNEGIE BLVD
		CHARLOTTE NC 28262-8500

180

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP GROWTH I (R5)	7.82%	RELIANCE TRUST COMPANY TRUSTEE
		FBO RITE SOLUTIONS SAVINGS & INVEST
		185 S BROAD ST STE 303
		PAWCATUCK CT 06379-1997

SMALLCAP GROWTH I (R6)	44.75%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SMALLCAP GROWTH I (R6)	9.47%	NATIONAL FINANCIAL SERVICES LLC
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

SMALLCAP S&P 600 INDEX (I)	18.51%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

SMALLCAP S&P 600 INDEX (I)	13.45%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (I)	9.16%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

SMALLCAP S&P 600 INDEX (I)	6.07%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

SMALLCAP S&P 600 INDEX (I)	6.04%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALLCAP S&P 600 INDEX (I)	5.06%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

181

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP S&P 600 INDEX (R1)	39.74%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R1)	5.39%	COUNSEL TRUST DBA MATC FBO
		HIRSCH INTERNATIONAL CORP 401 K
		PROFIT SHARING PLAN & TRUST
		1251 WATERFRONT PL STE 525
		PITTSBURGH PA 15222-4228

SMALLCAP S&P 600 INDEX (R3)	33.29%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R3)	12.34%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

SMALLCAP S&P 600 INDEX (R3)	6.03%	PIMS/PRUDENTIAL RETIREMENT
		AS NOMINEE FOR THE TTEE/CUST PL 007
		403(B)(7) TAX DEFERRED MUTUAL
		C/O PARADIGM EQUITIES INC
		1216 KENDALE BLVD
		EAST LANSING MI 48823-2008

SMALLCAP S&P 600 INDEX (R4)	49.00%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R4)	6.06%	CHARLES SCHWAB & CO INC
		SPECIAL CUSTODY ACCT
		FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

SMALLCAP S&P 600 INDEX (R4)	5.44%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

182

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP S&P 600 INDEX (R5)	51.84%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R6)	25.82%	DIVERSIFIED GROWTH ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R6)	15.97%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		ATTN NPIO TRADE DESK
		OMNIBUS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SMALLCAP S&P 600 INDEX (R6)	12.06%	DIVERSIFIED GROWTH VOLATILITY
		CONTROL ACCOUNT
		ATTN MUTUAL FUND ACCOUNTING H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (I)	49.97%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

SMALLCAP VALUE II (I)	10.90%	TIAA TRUST, N.A. AS CUST/TTEE
		OF RETIREMENT PLANS
		RECORDKEPT BY TIAA
		ATTN: FUND OPERATIONS
		8500 ANDREW CARNEGIE BLVD
		CHARLOTTE NC 28262-8500

SMALLCAP VALUE II (I)	7.48%	EMPOWER TRUST FBO
		EMPLOYEE BENEFIT CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

SMALLCAP VALUE II (I)	5.67%	EMPOWER TRUST FBO
		EMPLOYEE BENEFITS CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

SMALLCAP VALUE II (J)	5.77%	PRINCIPAL LIFE INSURANCE CO CUST
		IRA RONALD L HUGHES
		1101 BELVEDERE DR
		HANAHAN SC 29410-2203

183

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP VALUE II (R1)	88.61%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (R1)	11.34%	STATE STREET BANK CUST
		FBO ADP ACCESS LARGE MARKET
		401(K) PLAN
		1 LINCOLN ST
		BOSTON MA 02111-2901

SMALLCAP VALUE II (R3)	61.48%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (R3)	13.93%	STATE STREET BANK AND TRUST COMPANY
		TRUSTEE AND/OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

SMALLCAP VALUE II (R4)	75.61%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (R4)	14.79%	EMPOWER TRUST FBO
		EMPLOYEE BENEFITS CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

SMALLCAP VALUE II (R5)	94.53%	DCGT AS TTEE AND/OR CUST
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (R6)	51.61%	PRINCIPAL LIFE INS COMPANY CUST
		FBO PFG OMNIBUS WRAPPED AND CUSTOM
		ATTN PLIC PROXY COORDINATOR
		FUNDS
		711 HIGH STREET
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (R6)	6.77%	LIFETIME 2040 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001
184

Fund/Class	Percent of Ownership	Name and Address of Owner
SMALLCAP VALUE II (R6)	6.36%	LIFETIME 2030 FUND
		ATTN MUTUAL FUND ACCOUNTING- H221
		711 HIGH ST
		DES MOINES IA 50392-0001

SMALLCAP VALUE II (R6)	5.50%	LIFETIME 2050 FUND
		ATTN MUTUAL FUND ACCOUNTING-H221
		711 HIGH ST
		DES MOINES IA 50392-0001

TAX-EXEMPT BOND (A)	15.88%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

TAX-EXEMPT BOND (A)	14.27%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

TAX-EXEMPT BOND (A)	7.89%	J. P. MORGAN SECURITIES LLC
		FBO EXCLUSIVE BENEFIT OF OUR CUST
		4 CHASE METROTECH CTR
		BROOKLYN NY 11245-0003

TAX-EXEMPT BOND (A)	7.42%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

TAX-EXEMPT BOND (A)	5.41%	STIFEL NICOLAUS & CO INC
		EXCLUSIVE BENEFIT OF CUSTOMERS
		501 N BROADWAY
		SAINT LOUIS MO 63102-2188

TAX-EXEMPT BOND (C)	25.52%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

TAX-EXEMPT BOND (C)	10.68%	NATIONAL FINANCIAL SERVICES LLC
		FOR THE EXCL BENE OF OUR CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

185

Fund/Class	Percent of Ownership	Name and Address of Owner
TAX-EXEMPT BOND (C)	9.43%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

TAX-EXEMPT BOND (C)	7.83%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

TAX-EXEMPT BOND (C)	7.12%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

TAX-EXEMPT BOND (C)	6.33%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #41999970
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

TAX-EXEMPT BOND (C)	6.23%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

TAX-EXEMPT BOND (I)	35.38%	NATIONAL FINANCIAL SERVICES LLC
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

TAX-EXEMPT BOND (I)	14.37%	AMERICAN ENTERPRISE INVESTMENT SVC
		FBO #41999970
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

TAX-EXEMPT BOND (I)	9.39%	WELLS FARGO CLEARING SERVICES LLC
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523

TAX-EXEMPT BOND (I)	6.64%	LPL FINANCIAL
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

186

Fund/Class	Percent of Ownership	Name and Address of Owner
TAX-EXEMPT BOND (I)	6.63%	MORGAN STANLEY SMITH BARNEY LLC
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

TAX-EXEMPT BOND (I)	5.37%	UBS WM USA
		0O0 11011 6100
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

TAX-EXEMPT BOND (I)	5.24%	PERSHING LLC
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

TAX-EXEMPT BOND (I)	5.19%	RBC CAPITAL MARKETS LLC
		MUTUAL FUND OMNIBUS PROCESSING
		OMNIBUS
		ATTN MUTUAL FUND OPS MANAGER
		250 NICOLLET MALL SUITE 1400
		MINNEAPOLIS MN 55401-7554
Management Ownership
As of January 31, 2024, the Board Members and officers of the Funds, as a group, owned less than 1% of the outstanding shares of any class of any of the Funds.
187

PORTFOLIO MANAGER DISCLOSURE
(as provided by the Investment Advisors)
This section contains information about portfolio managers and the other accounts they manage, their compensation, and their ownership of securities. The “Ownership of Securities” tables reflect the portfolio managers’ beneficial ownership, which means a direct or indirect pecuniary interest. For some portfolio managers, this includes beneficial ownership of Fund shares through participation in an employee benefit program that invests in Principal Funds, Inc. For information about potential material conflicts of interest, see Brokerage Allocation and Other Practices - Allocation of Trades.
This section lists information about PGI’s portfolio managers first. Next, the section includes information about the sub-advisors’ portfolio managers alphabetically by sub-advisor.
Information in this section is as of October 31, 2023, unless otherwise noted.

188

Advisor: Principal Global Investors, LLC (Principal Asset Allocation Portfolio Managers)

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Jessica S. Bush: Diversified Income Fund
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	4	$10.8 billion	0	$0
Other accounts	0	$0	0	$0
Brody Dass: SAM Balanced, SAM Conservative Balanced, SAM Conservative Growth, SAM Flexible Income, and SAM Strategic Growth Portfolios
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	5	$1.5 billion	0	$0
Other accounts	3	$77.6 million	0	$0
James W. Fennessey: High Income; LargeCap Growth I; LargeCap Value III; MidCap Growth III; MidCap Value I; Overseas; Principal LifeTime Strategic Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, and 2070; Principal LifeTime Hybrid Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, and 2070; SmallCap Growth I; and SmallCap Value II Funds

Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	40	$58.2 billion	0	$0
Other accounts	33	$3.0 billion	0	$0
Todd A. Jablonski: SAM Balanced, SAM Conservative Balanced, SAM Conservative Growth, SAM Flexible Income, and SAM Strategic Growth Portfolios
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	7	$1.6 billion	0	$0
Other accounts	9	$168.8 million	0	$0
Benjamin E. Rotenberg: Diversified Income Fund
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	4	$10.8 billion	0	$0
Other accounts	0	$0	0	$0
Scott Smith: Principal LifeTime Strategic Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, and 2070; and Principal LifeTime Hybrid Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, and 2070 Funds

Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	30	$52.8 billion	0	$0
Other accounts	22	$3.1 billion	0	$0
Yesim Tokat-Acikel: SAM Balanced, SAM Conservative Balanced, SAM Conservative Growth, SAM Flexible Income, and SAM Strategic Growth Portfolios
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	6	$1.5 billion	0	$0
Other accounts	3	$77.6 million	0	$0
May Tong: Diversified Income Fund
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	5	$16.0 billion	0	$0
Other accounts	0	$0	0	$0
Randy L. Welch: High Income; LargeCap Growth I; LargeCap Value III; MidCap Growth III; MidCap Value I; Overseas; Principal LifeTime Strategic Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, and 2070; Principal LifeTime Hybrid Income, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065, and 2070; SmallCap Growth I; and SmallCap Value II Funds

Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	40	$58.2 billion	0	$0
Other accounts	33	$3.0 billion	0	$0
189

Compensation
PGI offers the Funds’ investment team a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for each Fund’s investment team is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention, and client satisfaction. Investment performance is measured on a pre-tax basis against relative client benchmarks and peer groups over one-year, three-year, and five-year periods, calculated quarterly, reinforcing a longer-term orientation.
Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of variable compensation delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team via a co-investment program. Both payment vehicles are subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g., co-investment), alignment with PFG stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in the PFG employee stock purchase plan, retirement plans, and direct personal investments. It should be noted that PFG’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e., “clones”).
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Jessica S. Bush	Diversified Income	$100,001 - $500,000
Brody Dass	SAM Balanced	$1 - $10,000
Brody Dass	SAM Conservative Balanced	None
Brody Dass	SAM Conservative Growth	None
Brody Dass	SAM Flexible Income	None
Brody Dass	SAM Strategic Growth	None
James W. Fennessey	High Income	$1 - $10,000
James W. Fennessey	LargeCap Growth I	$100,001 - $500,000
James W. Fennessey	LargeCap Value III	$10,001 - $50,000
James W. Fennessey	MidCap Growth III	$1 - $10,000
James W. Fennessey	MidCap Value I	$1 - $10,000
James W. Fennessey	Overseas	None
James W. Fennessey	Principal LifeTime Strategic Income	None
James W. Fennessey	Principal LifeTime 2015	None
James W. Fennessey	Principal LifeTime 2020	None
James W. Fennessey	Principal LifeTime 2025	None
James W. Fennessey	Principal LifeTime 2030	None
James W. Fennessey	Principal LifeTime 2035	None
James W. Fennessey	Principal LifeTime 2040	$10,001 - $50,000
James W. Fennessey	Principal LifeTime 2045	None
James W. Fennessey	Principal LifeTime 2050	None
James W. Fennessey	Principal LifeTime 2055	None
James W. Fennessey	Principal LifeTime 2060	None
James W. Fennessey	Principal LifeTime 2065	None
James W. Fennessey	Principal LifeTime 2070	None
James W. Fennessey	Principal LifeTime Hybrid Income	None
James W. Fennessey	Principal LifeTime Hybrid 2015	None
James W. Fennessey	Principal LifeTime Hybrid 2020	None
190

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
James W. Fennessey	Principal LifeTime Hybrid 2025	None
James W. Fennessey	Principal LifeTime Hybrid 2030	None
James W. Fennessey	Principal LifeTime Hybrid 2035	None
James W. Fennessey	Principal LifeTime Hybrid 2040	$100,001 - $500,000
James W. Fennessey	Principal LifeTime Hybrid 2045	None
James W. Fennessey	Principal LifeTime Hybrid 2050	None
James W. Fennessey	Principal LifeTime Hybrid 2055	None
James W. Fennessey	Principal LifeTime Hybrid 2060	None
James W. Fennessey	Principal LifeTime Hybrid 2065	None
James W. Fennessey	Principal LifeTime Hybrid 2070	None
James W. Fennessey	SmallCap Growth I	$100,001 - $500,000
James W. Fennessey	SmallCap Value II	$100,001 - $500,000
Todd A. Jablonski	SAM Balanced	over $1,000,000
Todd A. Jablonski	SAM Conservative Balanced	None
Todd A. Jablonski	SAM Conservative Growth	None
Todd A. Jablonski	SAM Flexible Income	None
Todd A. Jablonski	SAM Strategic Growth	$500,001 - $1,000,000
Benjamin E. Rotenberg	Diversified Income	$100,001 - $500,000
Scott Smith	Principal LifeTime Strategic Income	None
Scott Smith	Principal LifeTime 2015	None
Scott Smith	Principal LifeTime 2020	None
Scott Smith	Principal LifeTime 2025	None
Scott Smith	Principal LifeTime 2030	None
Scott Smith	Principal LifeTime 2035	None
Scott Smith	Principal LifeTime 2040	None
Scott Smith	Principal LifeTime 2045	None
Scott Smith	Principal LifeTime 2050	None
Scott Smith	Principal LifeTime 2055	None
Scott Smith	Principal LifeTime 2060	None
Scott Smith	Principal LifeTime 2065	None
Scott Smith	Principal LifeTime 2070	None
Scott Smith	Principal LifeTime Hybrid Income	None
Scott Smith	Principal LifeTime Hybrid 2015	None
Scott Smith	Principal LifeTime Hybrid 2020	None
Scott Smith	Principal LifeTime Hybrid 2025	None
Scott Smith	Principal LifeTime Hybrid 2030	None
Scott Smith	Principal LifeTime Hybrid 2035	None
Scott Smith	Principal LifeTime Hybrid 2040	None
Scott Smith	Principal LifeTime Hybrid 2045	None
Scott Smith	Principal LifeTime Hybrid 2050	$50,001 - $100,000
Scott Smith	Principal LifeTime Hybrid 2055	None
Scott Smith	Principal LifeTime Hybrid 2060	None
Scott Smith	Principal LifeTime Hybrid 2065	None
Scott Smith	Principal LifeTime Hybrid 2070	None
Yesim Tokat-Acikel	SAM Balanced	$100,001 - $500,000
Yesim Tokat-Acikel	SAM Conservative Balanced	None
Yesim Tokat-Acikel	SAM Conservative Growth	None
Yesim Tokat-Acikel	SAM Flexible Income	None
Yesim Tokat-Acikel	SAM Strategic Growth	None
May Tong	Diversified Income	$100,001 - $500,000
Randy L. Welch	High Income	$1 - $10,000
Randy L. Welch	LargeCap Growth I	$100,001 - $500,000
Randy L. Welch	LargeCap Value III	$1 - $10,000
Randy L. Welch	MidCap Growth III	$1 - $10,000
Randy L. Welch	MidCap Value I	$1 - $10,000
Randy L. Welch	Overseas	None
191

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Randy L. Welch	Principal LifeTime Strategic Income	None
Randy L. Welch	Principal LifeTime 2015	None
Randy L. Welch	Principal LifeTime 2020	None
Randy L. Welch	Principal LifeTime 2025	None
Randy L. Welch	Principal LifeTime 2030	None
Randy L. Welch	Principal LifeTime 2035	None
Randy L. Welch	Principal LifeTime 2040	None
Randy L. Welch	Principal LifeTime 2045	None
Randy L. Welch	Principal LifeTime 2050	None
Randy L. Welch	Principal LifeTime 2055	None
Randy L. Welch	Principal LifeTime 2060	None
Randy L. Welch	Principal LifeTime 2065	None
Randy L. Welch	Principal LifeTime 2070	None
Randy L. Welch	Principal LifeTime Hybrid Income	None
Randy L. Welch	Principal LifeTime Hybrid 2015	None
Randy L. Welch	Principal LifeTime Hybrid 2020	None
Randy L. Welch	Principal LifeTime Hybrid 2025	$100,001 - $500,000
Randy L. Welch	Principal LifeTime Hybrid 2030	$100,001 - $500,000
Randy L. Welch	Principal LifeTime Hybrid 2035	None
Randy L. Welch	Principal LifeTime Hybrid 2040	None
Randy L. Welch	Principal LifeTime Hybrid 2045	None
Randy L. Welch	Principal LifeTime Hybrid 2050	None
Randy L. Welch	Principal LifeTime Hybrid 2055	None
Randy L. Welch	Principal LifeTime Hybrid 2060	None
Randy L. Welch	Principal LifeTime Hybrid 2065	None
Randy L. Welch	Principal LifeTime Hybrid 2070	None
Randy L. Welch	SmallCap Growth I	$50,001 - $100,000
Randy L. Welch	SmallCap Value II	$50,001 - $100,000

192

Advisor: Principal Global Investors, LLC (Principal Edge Portfolio Managers)

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Daniel R. Coleman: Equity Income and Principal Capital Appreciation Funds
Registered investment companies	5	$2.0 billion	0	$0
Other pooled investment vehicles	2	$294.4 million	0	$0
Other accounts	45	$3.1 billion	0	$0
Theodore Jayne: Principal Capital Appreciation Fund
Registered investment companies	2	$230.9 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	9	$192.3 million	0	$0
Sarah E. Radecki: Equity Income Fund
Registered investment companies	3	$1.8 billion	0	$0
Other pooled investment vehicles	2	$294.4 million	0	$0
Other accounts	35	$2.8 billion	0	$0
Nedret Vidinli: Equity Income Fund
Registered investment companies	2	$626.5 million	0	$0
Other pooled investment vehicles	1	$202.2 million	0	$0
Other accounts	9	$321.4 million	0	$0

Compensation
PGI offers the Funds’ investment team a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for each Fund’s investment team is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention, and client satisfaction. Investment performance is measured on a pre-tax basis against relative client benchmarks and peer groups over one-year, three-year, and five-year periods, calculated quarterly, reinforcing a longer-term orientation.
Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of variable compensation delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team via a co-investment program. Both payment vehicles are subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g., co-investment), alignment with PFG stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in the PFG employee stock purchase plan, retirement plans, and direct personal investments. It should be noted that PFG’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e., “clones”).
193

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Daniel R. Coleman	Equity Income	over $1,000,000
Daniel R. Coleman	Principal Capital Appreciation	$500,001 - $1,000,000
Theodore Jayne	Principal Capital Appreciation	$100,001 - $500,000
Sarah E. Radecki	Equity Income	over $1,000,000
Nedret Vidinli	Equity Income	$500,001 - $1,000,000

194

Advisor: Principal Global Investors, LLC (Principal Equities Portfolio Managers)

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Paul H. Blankenhagen: Diversified International Fund
Registered investment companies	3	$574.4 million	0	$0
Other pooled investment vehicles	3	$10.6 billion	0	$0
Other accounts	11	$1.2 billion	1	$289.3 million
Juliet Cohn: Diversified International Fund
Registered investment companies	3	$574.4 million	0	$0
Other pooled investment vehicles	3	$10.6 billion	0	$0
Other accounts	11	$1.2 billion	1	$289.3 million
Christopher T. Corbett: MidCap Growth Fund
Registered investment companies	1	$254.2 million	0	$0
Other pooled investment vehicles	1	$344.3 million	0	$0
Other accounts	14	$241.4 million	0	$0
Jeffrey Kilkenny: Global Emerging Markets Fund
Registered investment companies	1	$62.1 million	0	$0
Other pooled investment vehicles	1	$183.4 million	0	$0
Other accounts	0	$0	0	$0
George Maris: Diversified International Fund
Registered investment companies	1	$227.9 million	0	$0
Other pooled investment vehicles	2	$10.5 billion	0	$0
Other accounts	10	$824.2 million	1	$289.3 million
K. William Nolin: MidCap Fund
Registered investment companies	6	$10.6 billion	0	$0
Other pooled investment vehicles	4	$2.7 billion	0	$0
Other accounts	69	$12.2 billion	0	$0
Phil Nordhus: SmallCap Fund
Registered investment companies	5	$195.0 million	0	$0
Other pooled investment vehicles	1	$545.5 million	0	$0
Other accounts	28	$2.6 billion	2	$424.8 million
Tyler O’Donnell: LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds
Registered investment companies	18	$7.1 billion	0	$0
Other pooled investment vehicles	3	$40.4 billion	0	$0
Other accounts	6	$2.0 billion	0	$0
Brian W. Pattinson: SmallCap Fund
Registered investment companies	7	$836.2 million	0	$0
Other pooled investment vehicles	3	$1.9 billion	0	$0
Other accounts	40	$3.9 billion	2	$424.8 million
Tom Rozycki: MidCap Fund
Registered investment companies	6	$10.6 billion	0	$0
Other pooled investment vehicles	4	$2.7 billion	0	$0
Other accounts	69	$12.2 billion	0	$0
Marc R. Shapiro: MidCap Growth Fund
Registered investment companies	1	$254.2 million	0	$0
Other pooled investment vehicles	1	$344.3 million	0	$0
Other accounts	11	$177.6 million	0	$0
Aaron J. Siebel: LargeCap S&P 500 Index, MidCap S&P 400 Index, and SmallCap S&P 600 Index Funds
Registered investment companies	25	$9.9 billion	0	$0
Other pooled investment vehicles	3	$40.4 billion	0	$0
Other accounts	6	$2.0 billion	0	$0

195

Compensation
PGI offers the Funds’ investment team a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for each Fund’s investment team is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention, and client satisfaction. Investment performance is measured on a pre-tax basis against relative client benchmarks and peer groups over one-year, three-year, and five-year periods, calculated quarterly, reinforcing a longer-term orientation.
Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of variable compensation delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team via a co-investment program. Both payment vehicles are subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g., co-investment), alignment with PFG stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in the PFG employee stock purchase plan, retirement plans, and direct personal investments. It should be noted that PFG’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e., “clones”).
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Paul H. Blankenhagen	Diversified International	over $1,000,000
Juliet Cohn	Diversified International	$100,001 - $500,000
Christopher T. Corbett	MidCap Growth	$500,001 - $1,000,000
Jeffrey Kilkenny	Global Emerging Markets	$100,001 - $500,000
George Maris	Diversified International	over $1,000,000
K. William Nolin	MidCap	over $1,000,000
Phil Nordhus	SmallCap	over $1,000,000
Tyler O’Donnell	LargeCap S&P 500 Index	None
Tyler O’Donnell	MidCap S&P 400 Index	None
Tyler O’Donnell	SmallCap S&P 600 Index	None
Brian Pattinson	SmallCap	over $1,000,000
Tom Rozycki	MidCap	over $1,000,000
Marc R. Shapiro	MidCap Growth	$100,001 - $500,000
Aaron J. Siebel	LargeCap S&P 500 Index	None
Aaron J. Siebel	MidCap S&P 400 Index	None
Aaron J. Siebel	SmallCap S&P 600 Index	None

196

Advisor: Principal Global Investors, LLC (Principal Finisterre Portfolio Managers)

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Damien Buchet: Finisterre Emerging Markets Total Return Bond Fund
Registered Investment Companies	3	$496.5 million	0	$0
Other Pooled Investment Vehicles	5	$2.1 billion	0	$0
Other accounts	2	$425.8 million	0	$0
Christopher Watson: Finisterre Emerging Markets Total Return Bond Fund
Registered Investment Companies	3	$496.5 million	0	$0
Other Pooled Investment Vehicles	5	$2.1 billion	0	$0
Other accounts	2	$425.8 million	0	$0
Compensation
PGI offers the Funds’ investment team a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for each Funds’ investment team is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention, and client satisfaction. Investment performance is measured on a pre-tax basis against relative client benchmarks and peer groups over one-year, three-year, and five-year periods, calculated quarterly, reinforcing a longer-term orientation.
Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of variable compensation delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into funds managed by the team via a co-investment program and is subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g., co-investment) and talent retention.
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Damien Buchet	Finisterre Emerging Markets Total Return Bond	None
Christopher Watson	Finisterre Emerging Markets Total Return Bond	None

197

Advisor: Principal Global Investors, LLC (Principal Fixed Income Portfolio Managers)

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
William C. Armstrong: Core Plus Bond Fund
Registered investment companies	4	$1.6 billion	0	$0
Other pooled investment vehicles	3	$2.8 billion	0	$0
Other accounts	33	$1.3 billion	2	$364.5 million
Bryan C. Davis: Core Plus Bond and Government & High Quality Bond Funds
Registered investment companies	10	$2.9 billion	0	$0
Other pooled investment vehicles	10	$7.6 billion	0	$0
Other accounts	14	$4.1 billion	2	$7.8 million
Mark P. Denkinger: High Yield Fund
Registered investment companies	7	$248.7 million	0	$0
Other pooled investment vehicles	9	$496.8 million	0	$0
Other accounts	35	$3.1 billion	1	$247,563
John R. Friedl: Core Fixed Income and Short-Term Income Funds
Registered investment companies	1	$135.8 million	0	$0
Other pooled investment vehicles	2	$1.7 billion	0	$0
Other accounts	10	$209.6 million	0	$0
Zach Gassmann: Government & High Quality Bond Fund
Registered investment companies	9	$561.9 million	0	$0
Other pooled investment vehicles	8	$1.2 billion	0	$0
Other accounts	10	$359.4 million	3	$2.7 million
Michael Goosay: Core Fixed Income, Core Plus Bond and Short-Term Income Funds
Registered investment companies	2	$319.9 million	0	$0
Other pooled investment vehicles	4	$4.4 billion	0	$0
Other accounts	13	$1.2 billion	2	$364.5 million
Allison Hitchings: Government Money Market and Money Market Funds
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	1	$1.3 billion	0	$0
Other accounts	3	$8.1 million	0	$0
James Noble: California Municipal and Tax-Exempt Bond Funds
Registered investment companies	2	$140.1 million	0	$0
Other pooled investment vehicles	4	$63.0 million	0	$0
Other accounts	13	$660.8 million	0	$0
Scott J. Peterson: Core Fixed Income and Short-Term Income Funds
Registered investment companies	1	$135.8 million	0	$0
Other pooled investment vehicles	2	$1.7 billion	0	$0
Other accounts	10	$209.6 million	0	$0
Josh Rank: High Yield Fund
Registered investment companies	7	$248.7 million	0	$0
Other pooled investment vehicles	9	$496.8 million	0	$0
Other accounts	35	$3.1 billion	1	$247,563
Tracy Reeg: Government Money Market and Money Market Funds
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	1	$1.3 billion	0	$0
Other accounts	3	$8.1 million	0	$0
198

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Darrin E. Smith: High Yield Fund
Registered investment companies	7	$248.7 million	0	$0
Other pooled investment vehicles	9	$496.8 million	0	$0
Other accounts	35	$3.1 billion	1	$247,563
James Welch: California Municipal and Tax-Exempt Bond Funds
Registered investment companies	2	$140.1 million	0	$0
Other pooled investment vehicles	4	$63.0 million	0	$0
Other accounts	13	$660.8 million	0	$0

Compensation
PGI offers the Funds’ investment team a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for each Fund’s investment team is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention, and client satisfaction. Investment performance is measured on a pre-tax basis against relative client benchmarks and peer groups over one-year, three-year, and five-year periods, calculated quarterly, reinforcing a longer-term orientation.
Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of variable compensation delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be invested into Principal Financial Group (“PFG”) restricted stock units and funds managed by the team via a co-investment program. Both payment vehicles are subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives (e.g., co-investment), alignment with PFG stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in the PFG employee stock purchase plan, retirement plans, and direct personal investments. It should be noted that PFG’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e., “clones”).
199

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
William C. Armstrong	Core Plus Bond	over $1,000,000
Bryan C. Davis	Core Plus Bond	$100,001 - $500,000
Bryan C. Davis	Government & High Quality Bond	over $1,000,000
Mark P. Denkinger	High Yield	over $1,000,000
John R. Friedl	Core Fixed Income	$100,001 - $500,000
John R. Friedl	Short-Term Income	$1 - $10,000
Zach Gassmann	Government & High Quality Bond	$100,001 - $500,000
Michael Goosay	Core Fixed Income	$100,001 - $500,000
Michael Goosay	Core Plus Bond	$100,001 - $500,000
Michael Goosay	Short-Term Income	$100,001 - $500,000
Allison Hitchings	Government Money Market	None
Allison Hitchings	Money Market	None
James Noble	California Municipal	$1 - $10,000
James Noble	Tax-Exempt Bond	$100,001 - $500,000
Scott J. Peterson	Core Fixed Income	$1 - $10,000
Scott J. Peterson	Short-Term Income	$500,001 - $1,000,000
Josh Rank	High Yield	$500,001 - $1,000,000
Tracy Reeg	Government Money Market	None
Tracy Reeg	Money Market	$1 - $10,000
Darrin E. Smith	High Yield	$500,001 - $1,000,000
James Welch	California Municipal	$1 - $10,000
James Welch	Tax-Exempt Bond	$100,001 - $500,000

200

Sub-Advisor: BlackRock Financial Management, Inc.

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
David Rogal: Inflation Protection Fund
Registered investment companies	21	$73.3 billion	0	$0
Other pooled investment vehicles	10	$16.8 billion	0	$0
Other accounts	19	$8.4 billion	0	$0
Harrison Segall: Inflation Protection Fund
Registered investment companies	7	$7.5 billion	0	$0
Other pooled investment vehicles	6	$2.8 billion	0	$0
Other accounts	86	$36.8 billion	2	$74.2 million
Compensation for Sub-Advisor and Sub-Sub-Advisor
Portfolio Manager Compensation Overview
BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.
Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.
Discretionary Incentive Compensation
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Fund and other accounts are:

Portfolio Manager	Benchmarks
Christopher Allen	Varied Euro-Based Benchmarks and global inflation benchmark.
David Rogal Harrison Segall	A combination of market-based indices (e.g., Bloomberg U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.
Distribution of Discretionary Incentive Compensation. Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.
201

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Fund have deferred BlackRock, Inc. stock awards.
For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.
Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:
Incentive Savings Plans —  BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($330,000 for 2023). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. Messrs. Rogal and Segall are eligible to participate in these plans.
United Kingdom-based portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, health and other employee benefit plans. For example, BlackRock has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution to the RSP is between 10% and 15% of eligible pay capped at £160,000 per annum. The RSP offers a range of investment options, including several collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, in the absence of an investment election being made, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a US dollar value of $25,000 based on its fair market value on the purchase date. Mr. Allen is eligible to participate in these plans.
202

Portfolio Manager Potential Material Conflicts of Interest
BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Messrs. Rogal and Segall may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Rogal and Segall may therefore be entitled to receive a portion of any incentive fees earned on such accounts.
As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
David Rogal	Inflation Protection	None
Harrison Segall	Inflation Protection	None
Sub-Sub-Advisor: BlackRock International Limited

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Christopher Allen: Inflation Protection Fund
Registered investment companies	5	$4.1 billion	0	$0
Other pooled investment vehicles	12	$19.9 billion	0	$0
Other accounts	23	$9.2 billion	0	$0
Compensation
For compensation information, reference the Compensation for Sub-Advisor and Sub-Sub-Advisor section under Sub-Advisor: BlackRock Financial Management, Inc.
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Christopher Allen	Inflation Protection	None
203

Sub-Advisor: Origin Asset Management LLP

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Chris Carter: International Fund I
Registered investment companies	1	$2.4 billion	0	$0
Other pooled investment vehicles	2	$77.0 million	0	$0
Other accounts	10	$1.4 billion	1	$108.0 million
Tarlock Randhawa: International Fund I
Registered investment companies	1	$2.4 billion	0	$0
Other pooled investment vehicles	2	$77.0 million	0	$0
Other accounts	10	$1.4 billion	1	$108.0 million
Nerys Weir: International Fund I
Registered investment companies	1	$2.4 billion	0	$0
Other pooled investment vehicles	2	$77.0 million	0	$0
Other accounts	10	$1.4 billion	1	$108.0 million
Compensation
Origin Asset Management LLP offers investment professionals a competitive compensation structure that is evaluated relative to other asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to align team contributions in a manner that is consistent with industry standards and business results. Compensation of Origin’s portfolio managers is formed of a competitive fixed salary and a share of a bonus pool, which is a function of the annual profitability of the firm. Select members of the investment team further share in the firm’s profits based on their overall partner ownership.
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Chris Carter	International I	None
Tarlock Randhawa	International I	None
Nerys Weir	International I	None

204

Sub-Advisor: Principal Real Estate Investors, LLC

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Keith Bokota: Real Estate Securities Fund
Registered investment companies	3	$443.8 million	0	$0
Other pooled investment vehicles	2	$1.1 billion	0	$0
Other accounts	43	$2.8 billion	1	$90.1 million
Simon Hedger: Global Real Estate Securities Fund
Registered investment companies	6	$963.9 million	0	$0
Other pooled investment vehicles	4	$1.2 billion	0	$0
Other accounts	39	$5.0 billion	4	$332.5 million
Anthony Kenkel: Global Real Estate Securities and Real Estate Securities Funds
Registered investment companies	9	$1.4 billion	0	$0
Other pooled investment vehicles	5	$2.3 billion	0	$0
Other accounts	84	$7.8 billion	5	$422.6 million
Kelly D. Rush: Global Real Estate Securities and Real Estate Securities Funds
Registered investment companies	9	$1.4 billion	0	$0
Other pooled investment vehicles	5	$2.3 billion	0	$0
Other accounts	84	$7.8 billion	5	$422.6 million
Compensation
Principal Real Estate Investors, LLC offers the Funds’ investment team a competitive compensation structure that is evaluated annually relative to other global asset management firms to ensure its continued competitiveness and alignment with industry best practices. The objective of the structure is to offer market competitive compensation that aligns individual and team contributions with firm and client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for each Fund’s investment team is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The variable component is designed to reinforce delivery of investment performance, firm performance, team collaboration, regulatory compliance, operational excellence, client retention, and client satisfaction. Investment performance is measured on a pre-tax basis against relative client benchmarks and peer groups over one-year, three-year, and five-year periods, calculated quarterly, reinforcing a longer-term orientation.
Payments under the variable incentive plan may be in the form of cash or a combination of cash and deferred compensation. The amount of variable compensation delivered in the form of deferred compensation depends on the size of an individual’s incentive award as it relates to a tiered deferral scale. Deferred compensation is required to be partially invested in Principal Financial Group (“PFG”) restricted stock units. The remaining portion will be awarded in deferred cash. Both payment vehicles are subject to a three-year vesting schedule. The overall measurement framework and the deferred component are well aligned with our desired focus on clients’ objectives, alignment with PFG stakeholders, and talent retention.
In addition to deferred compensation obtained through their compensation programming, team members have investments acquired through their participation in PFG’s employee stock purchase plan, retirement plans, and direct personal investments. It should be noted that PFG’s retirement plans and deferred compensation plans generally utilize its non-registered group separate accounts or commingled vehicles rather than the traditional mutual funds. However, in each instance these vehicles are managed in lockstep alignment with the mutual funds (i.e., “clones”).
205

Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Keith Bokota	Real Estate Securities	over $1,000,000
Simon Hedger	Global Real Estate Securities	$500,001 - $1,000,000
Anthony Kenkel	Global Real Estate Securities	over $1,000,000
Anthony Kenkel	Real Estate Securities	over $1,000,000
Kelly D. Rush	Global Real Estate Securities	over $1,000,000
Kelly D. Rush	Real Estate Securities	over $1,000,000
206

APPENDIX A – DESCRIPTION OF BOND RATINGS
Moody’s Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings
Ratings assigned on Moody’s global long-term obligation rating scales are forward-looking opinions of the relative credit risk of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.1
1 For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investor’s expectations for timely payment, the ratings reflect the likelihood of impairment and the expected financial loss in the event of impairment.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba:	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B:	Obligations rated B are considered speculative and are subject to high credit risk.
Caa:	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE:	Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, issuers, financial companies, and securities firms.*
*By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
SHORT-TERM NOTES: Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
Issuers rated Prime-1 (or related supporting institutions) have a superior ability to repay short-term debt obligations.
Issuers rated Prime-2 (or related supporting institutions) have a strong ability to repay short-term debt obligations.
Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability to repay short-term obligations.
Issuers rated Not Prime do not fall within any of the Prime rating categories.
US MUNICIPAL SHORT-TERM DEBT: The Municipal Investment Grade (MIG) scale is used to rate US municipal bonds of up to three years maturity. MIG ratings are divided into three levels - MIG 1 through MIG 3 - while speculative grade short-term obligations are designated SG.
MIG 1 denotes superior credit quality, afforded excellent protection from established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 denotes strong credit quality with ample margins of protection, although not as large as in the preceding group.
MIG 3 notes are of acceptable credit quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well-established.
SG denotes speculative-grade credit quality and may lack sufficient margins of protection.
207

Description of S&P Global Ratings’ Credit Rating Definitions:
S&P Global’s credit rating, both long-term and short-term, is a forward-looking opinion of the creditworthiness of an obligor with respect to a specific obligation. This assessment takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.
The credit rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.
The ratings are statements of opinion as of the date they are expressed furnished by the issuer or obtained by S&P Global Ratings from other sources S&P Global Ratings considers reliable. S&P Global Ratings does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:
•Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•Nature of and provisions of the financial obligation;
•Protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.
LONG-TERM CREDIT RATINGS:

AAA:	Obligations rated ‘AAA’ have the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA:	Obligations rated ‘AA’ differ from the highest-rated issues only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A:
Obligations rated ‘A’ have a strong capacity to meet financial commitment on the obligation although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

BBB:
Obligations rated ‘BBB’ exhibit adequate protection parameters; however, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitment on the obligation.

BB, B, CCC, CC and C:
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded, on balance, as having significant speculative characteristics. ‘BB’ indicates the lowest degree of speculation and ‘C’ the highest degree of speculation. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB:
Obligations rated ‘BB’ are less vulnerable to nonpayment than other speculative issues. However it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:
Obligations rated ‘B’ are more vulnerable to nonpayment than ‘BB’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair this capacity.

CCC:
Obligations rated ‘CCC’ are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. If adverse business, financial, or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:
Obligations rated ‘CC’ are currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of anticipated time to default.

C:	The rating ‘C’ is highly vulnerable to nonpayment, the obligation is expected to have lower relative seniority or lower ultimate recovery compared to higher rated obligations.
D:
Obligations rated ‘D’ are in default, or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed exchange offer the rating is lowered to ‘D’.

Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
208

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P Global Ratings does not rate a particular type of obligation as a matter of policy.
SHORT-TERM CREDIT RATINGS: Ratings are graded into four categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest.

A-1:
This is the highest category. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:
Issues carrying this designation are somewhat more susceptible to the adverse effects of the changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3:
Issues carrying this designation exhibit adequate capacity to meet their financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet it financial commitment on the obligation.

B:
Issues rated ‘B’ are regarded as vulnerable and have significant speculative characteristics. The obligor has capacity to meet financial commitments; however, it faces major ongoing uncertainties which could lead to obligor’s inadequate capacity to meet its financial obligations.

C:
This rating is assigned to short-term debt obligations that are currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation.

D:
This rating indicates that the issue is either in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The rating will also be used upon filing for bankruptcy petition or the taking of similar action and where default is a virtual certainty. If an obligation is subject to a distressed debt restructuring the rating is lowered to ‘D’.

MUNICIPAL SHORT-TERM NOTE RATINGS: S&P Global Ratings rates U.S. municipal notes with a maturity of less than three years as follows:

SP-1:	A strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service is given a “+” designation.
SP-2:	A satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.
SP-3:	A speculative capacity to pay principal and interest.
D:
Assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty.

209

APPENDIX B – PRICE MAKE UP SHEET

Class A
Maximum Offering Price Calculation
(as of October 31, 2023)

	NAV	=	Maximum Offering Price
	(1-Sales Charge Percentage)

Fund/Portfolio

California Municipal	$9.30	=	$9.66
	(1-.0375)

Core Fixed Income	$7.95	=	$8.13
	(1-.0225)

Core Plus Bond	$8.51	=	$8.84
	(1-.0375)

Diversified Income	$11.26		$11.70
	(1-.0375)

Diversified International	$11.87	=	$12.56
	(1-.0550)

Equity Income	$33.09	=	$35.02
	(1-.0550)

Global Emerging Markets	$22.69	=	$24.01
	(1-.0550)

Global Real Estate Securities	$7.25	=	$7.67
	(1-.0550)

Government & High Quality Bond	$8.26	=	$8.45
	(1-.0225)

High Yield	$6.31	=	$6.56
	(1-.0375)

LargeCap Growth I	$14.77	=	$15.63
	(1-.0550)

LargeCap S&P 500 Index	$21.25	=	$21.57
	(1-.0150)

MidCap	$31.74	=	$33.59
	(1-.0550)

210

Class A
Maximum Offering Price Calculation
(as of October 31, 2023)

	NAV	=	Maximum Offering Price
	(1-Sales Charge Percentage)

Fund/Portfolio
MidCap Value I	$14.89	=	$15.76
	(1-.0550)

Money Market	$1.00	=	$1.00
	(1-.0000)

Principal Capital Appreciation	$58.41	=	$61.81
	(1-.0550)

Principal LifeTime 2020	$11.52	=	$11.97
	(1-.0375)

Principal LifeTime 2030	$12.50	=	$12.99
	(1-.0375)

Principal LifeTime 2040	$13.54	=	$14.33
	(1-.0550)

Principal LifeTime 2050	$14.54	=	$15.39
	(1-.0550)

Principal LifeTime Strategic Income	$10.31	=	$10.71
	(1-.0375)

Real Estate Securities	$23.39	=	$24.75
	(1-.0550)

SAM Balanced	$13.81	=	$14.61
	(1-.0550)

SAM Conservative Balanced	$10.73	=	$11.35
	(1-.0550)

SAM Conservative Growth	$15.91	=	$16.84
	(1-.0550)

SAM Flexible Income	$10.75	=	$11.17
	(1-.0375)

SAM Strategic Growth	$18.11	=	$19.16
	(1-.0550)

211

Class A
Maximum Offering Price Calculation
(as of October 31, 2023)

	NAV	=	Maximum Offering Price
	(1-Sales Charge Percentage)

Fund/Portfolio
Short-Term Income	$11.57	=	$11.84
	(1-.0225)

SmallCap	$20.93	=	$22.15
	(1-.0550)

Tax-Exempt Bond	$6.34	=	$6.59
	(1-.0375)

212

APPENDIX C – PROXY VOTING POLICIES
The proxy voting policies applicable to each Fund appear in the following order:
The proxy voting policy for the Fund Complex is first, followed by PGI’s proxy voting policy, and followed by the proxy voting policies for the sub-advisors, alphabetically.
213

Proxy Voting Policies and Procedures For
Principal Funds, Inc.
Principal Variable Contracts Funds, Inc.
Principal Exchange-Traded Funds
Principal Diversified Select Real Asset Fund (and other Principal interval funds)
(each a “Fund” and together “the Funds”)
(March 9, 2015)
Revised June 11, 2019
It is each Fund's policy to delegate authority to its advisor or sub-advisor, as appropriate, to vote proxy ballots relating to the Fund's portfolio securities in accordance with the adviser's or sub-adviser's voting policies and procedures.
The adviser or sub-adviser must provide, on a quarterly basis:
1.Written affirmation that all proxies voted during the preceding calendar quarter, other than those specifically identified by the adviser or sub-adviser, were voted in a manner consistent with the adviser's or sub-adviser's voting policies and procedures. In order to monitor the potential effect of conflicts of interest of an adviser or sub-adviser, the adviser or sub-adviser will identify any proxies the adviser or sub-adviser voted in a manner inconsistent with its policies and procedures. The adviser or sub-adviser shall list each vote, explain why the adviser or sub-adviser voted in a manner contrary to its policies and procedures, state whether the adviser or sub-adviser’s vote was consistent with the recommendation to the adviser or sub-adviser of a third-party and, if so, identify the third-party; and
2.Written notification of any material changes to the adviser's or sub-adviser's proxy voting policies and procedures made during the preceding calendar quarter.
The adviser or sub-adviser must provide, no later than July 31 of each year, the following information regarding each proxy vote cast during the 12-month period ended June 30 for each Fund portfolio or portion of Fund portfolio for which it serves as investment adviser, in a format acceptable to Fund management:
1.Identification of the issuer of the security;
2.Exchange ticker symbol of the security;
3.CUSIP number of the security;
4.The date of the shareholder meeting;
5.A brief description of the subject of the vote;
6.Whether the proposal was put forward by the issuer or a shareholder;
7.Whether and how the vote was cast; and
8.Whether the vote was cast for or against management of the issuer.

PRINCIPAL GLOBAL INVESTORS, LLC
Proxy Voting Policies and Procedures

Introduction
Principal Global Investors1 (“PGI”) is an investment adviser registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Investment Advisers Act of 1940 (the “Advisers Act”). As a registered investment adviser, PGI has a fiduciary duty to act in the best interests of its clients. PGI recognizes that this duty requires it to vote client securities, for which it has voting power on the applicable record date, in a timely manner and make voting decisions that are in the best interests of its clients. This document, Principal Global Investors’ Proxy Voting Policies and Procedures (the “Policy”) is intended to comply with the requirements of the Investment Advisers Act of 1940, the Investment Company Act of 1940 and the Employee Retirement Income Security Act of 1974 applicable to the voting of the proxies of both US and non-US issuers on behalf of PGI’s clients who have delegated such authority and discretion.
Effective January 1, 2021 Finisterre Investment Teams adopted the policies and procedures in the Adviser’s compliance manual except for the following proxy policies and procedures. Finisterre Investment Teams will continue to follow the previously adopted proxy policies and procedures until amended. Please see the Appendix to the compliance manual for Finisterre specific proxy policies and procedures.
Relationship between Investment Strategy, ESG and Proxy Voting
PGI has a fiduciary duty to make investment decisions that are in its clients’ best interests by maximizing the value of their shares. Proxy voting is an important part of this process through which PGI can support strong corporate governance structures, shareholder rights and transparency. PGI also believes a company’s positive environmental, social and governance (“ESG”) practices may influence the value of the company, leading to long-term shareholder value. PGI may take these factors into considerations when voting proxies in its effort to seek the best outcome for its clients. PGI believes that the integration of consideration of ESG practices in PGI’s investment process helps identify sources of risk that could erode the long-term investment results it seeks on behalf of its clients. From time to time, PGI may work with various ESG-related organizations to engage issuers or advocate for greater levels of disclosure.
Roles and Responsibilities
Role of the Proxy Voting Committee
PGI’s Proxy Voting Committee (the “Proxy Voting Committee”) shall (i) oversee the voting of proxies and the Proxy Advisory Firm, (ii) where necessary, make determinations as to how to instruct the vote on certain specific proxies, (iii) verify ongoing compliance with the Policy, (iv) review the business practices of the Proxy Advisory Firm and (v) evaluate, maintain, and review the Policy on an annual basis. The Proxy Voting Committee is comprised of representatives of each investment team and a representative from PGI Risk, Legal, Operations, and Compliance will be available to advise the Proxy Voting Committee but are non-voting members. The Proxy Voting Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Policy and may designate personnel to instruct the vote on proxies on behalf the PGI’s clients (collectively, “Authorized Persons”).
The Proxy Voting Committee shall meet at least four times per year, and as necessary to address special situations.
1 These policies and procedures apply to Principal Global Investors, LLC, Principal Real Estate Investors, LLC, Principal Global Investors (Hong Kong) Limited and any affiliates which have entered into participating affiliate agreements with the aforementioned managers.
Principal Global Investors, LLC

Role of Portfolio Management
While the Proxy Voting Committee establishes the Guidelines and Procedures, the Proxy Voting Committee does not direct votes for any client except in certain cases where a conflict of interest exists. Each investment team is responsible for determining how to vote proxies for those securities held in the portfolios their team manages. While investment teams generally vote consistently with the Guidelines, there may be instances where their vote deviates from the Guidelines. In those circumstances, the investment team will work within the Exception Process. In some instances, the same security may be held by more than one investment team. In these cases, PGI may vote differently on the same matter for different accounts as determined by each investment team.
Proxy Voting Guidelines
The Proxy Voting Committee, on an annual basis, or more frequently as needed, will direct each investment team to review draft proxy voting guidelines recommended by the Committee (“Draft Guidelines”). The Proxy Voting Committee will collect the reviews of the Draft Guidelines to determine whether any investment teams have positions on issues that deviate from the Draft Guidelines. Based on this review, PGI will adopt proxy voting guidelines. Where an investment team has a position which deviates from the Draft Guidelines, an alternative set of guidelines for that investment team may be created. Collectively, these guidelines will constitute PGI’s current Proxy Voting Guidelines and may change from time to time (the “Guidelines”). The Proxy Voting Committee has the obligation to determine that, in general, voting proxies pursuant to the Guidelines is in the best interests of clients. Exhibit A (Base) and Exhibit B (Sustainable) to the Policy sets forth the current Guidelines.
There may be instances where proxy votes will not be in accordance with the Guidelines. Clients may instruct PGI to utilize a different set of guidelines, request specific deviations, or directly assume responsibility for the voting of proxies. In addition, PGI may deviate from the Guidelines on an exception basis if the investment team or PGI has determined that it is the best interest of clients in a particular strategy to do so, or where the Guidelines do not direct a particular response and instead list relevant factors. Any such a deviation will comply with the Exception Process which shall include a written record setting out the rationale for the deviation.
The subject of the proxy vote may not be covered in the Guidelines. In situations where the Guidelines do not provide a position, PGI will consider the relevant facts and circumstances of a particular vote and then vote in a manner PGI believes to be in the clients’ bests interests. In such circumstance, the analysis will be documented in writing and periodically presented to the Proxy Voting Committee. To the extent that the Guidelines do not cover potential voting issues, PGI may consider the spirit of the Guidelines and instruct the vote on such issues in a manner that PGI believes would be in the best interests of the client.
Use of Proxy Advisory Firms
PGI has retained one or more third-party proxy service provider(s) (the “Proxy Advisory Firm”) to provide recommendations for proxy voting guidelines, information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals, operationally process votes in accordance with the Guidelines on behalf of the clients for whom PGI has proxy voting responsibility, and provide reports concerning the proxies voted (“Proxy Voting Services”). Although PGI has retained the Proxy Advisory Firm for Proxy Voting Services, PGI remains responsible for proxy voting decisions. PGI has designed the Policy to oversee and evaluate the Proxy Advisory Firm, including with respect to the matters described below, to support the PGI’s voting in accordance with this Policy.
Principal Global Investors, LLC

Oversight of Proxy Advisory Firms
Prior to the selection of any new Proxy Advisory Firm and annually thereafter or more frequently if deemed necessary by PGI, the Proxy Voting Committee will consider whether the Proxy Advisory Firm: (a) has the capacity and competency to adequately analyze proxy issues and provide the Proxy Voting Services the Proxy Advisory Firm has been engaged to provide and (b) can make its recommendations in an impartial manner, in consideration of the best interests of PGI’s clients, and consistent with the PGI’s voting policies. Such considerations may include, depending on the Proxy Voting Services provided, the following: (i) periodic sampling of votes pre-populated by the Proxy Advisory Firm’s systems as well as votes cast by the Proxy Advisory Firm to review that the Guidelines adopted by PGI are being followed; (ii) onsite visits to the Proxy Advisory Firm office and/or discussions with the Proxy Advisory Firm to determine whether the Proxy Advisory Firm continues to have the capacity and competency to carry out its proxy obligations to PGI; (iii) a review of those aspects of the Proxy Advisory Firm’s policies, procedures, and methodologies for formulating voting recommendations that PGI consider material to Proxy Voting Services provided to PGI, including factors considered, with a particular focus on those relating to identifying, addressing and disclosing potential conflicts of interest (including potential conflicts related to the provision of Proxy Voting Services, activities other than Proxy Voting Services, and those presented by affiliation such as a controlling shareholder of the Proxy Advisory Firm) and monitoring that materially current, accurate, and complete information is used in creating recommendations and research; (iv) requiring the Proxy Advisory Firm to notify PGI if there is a substantive change in the Proxy Advisory Firm’s policies and procedures or otherwise to business practices, including with respect to conflicts, information gathering and creating voting recommendations and research, and reviewing any such change(s); (v) a review of how and when the Proxy Advisory Firm engages with, and receives and incorporates input from, issuers, the Proxy Advisory Firm’s clients and other third-party information sources; (vi) assessing how the Proxy Advisory Firm considers factors unique to a specific issuer or proposal when evaluating a matter subject to a shareholder vote; (vii) in case of an error made by the Proxy Advisory Firm, discussing the error with the Proxy Advisory Firm and determining whether appropriate corrective and preventive action is being taken; and (viii) assessing whether the Proxy Advisory Firm appropriately updates its methodologies, guidelines, and voting recommendations on an ongoing basis and incorporates input from issuers and Proxy Advisory Firm clients in the update process. In evaluating the Proxy Advisory Firm, PGI may also consider the adequacy and quality of the Proxy Advisory Firm’s staffing, personnel, and/or technology.
Procedures for Voting Proxies
To increase the efficiency of the voting process, PGI utilizes the Proxy Advisory Firm to act as its voting agent for its clients’ holdings. Issuers initially send proxy information to the clients’ custodians. PGI instructs these custodians to direct proxy related materials to the Proxy Advisory Firm. The Proxy Advisory Firm provides PGI with research related to each resolution.
PGI analyzes relevant proxy materials on behalf of their clients and seek to instruct the vote (or refrain from voting) proxies in accordance with the Guidelines. A client may direct PGI to vote for such client’s account differently than what would occur in applying the Policy and the Guidelines. PGI may also agree to follow a client’s individualized proxy voting guidelines or otherwise agree with a client on particular voting considerations.
PGI seeks to vote (or refrain from voting) proxies for its clients in a manner that PGI determines is in the best interests of its clients, which may include both considering both the effect on the value of the client’s investments and ESG factors. In some cases, PGI may determine that it is in the best interests of clients to refrain from exercising the clients’ proxy voting rights. PGI may determine that voting is not in the best interests of a client and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of PGI, exceed the expected benefits of voting to the client.
Principal Global Investors, LLC

Procedures for Proxy Issues within the Guidelines
Where the Guidelines address the proxy matter being voted on, the Proxy Advisor Firm will generally process all proxy votes in accordance with the Guidelines. The applicable investment team may provide instructions to vote contrary to the Guidelines in their discretion and with sufficient rationale documented in writing to seek to maximize the value of the client’s investments or is otherwise in the client’s best interest. This rationale will be submitted to PGI Compliance to approve and once approved administered by PGI Operations. This process will follow the Exception Process. The Proxy Voting Committee will receive and review a quarterly report summarizing all proxy votes for securities for which PGI exercises voting authority. In certain cases, a client may have elected to have PGI administer a custom policy which is unique to the Client. If PGI is also responsible for the administration of such a policy, in general, except for the specific policy differences, the procedures documented here will also be applicable, excluding reporting and disclosure procedures.
Procedures for Proxy Issues Outside the Guidelines
To the extent that the Guidelines do not cover potential voting issues, the Proxy Advisory Firm will seek direction from PGI. PGI may consider the spirit of the Guidelines and instruct the vote on such issues in a manner that PGI believes would be in the best interests of the client. Although this not an exception to the Guidelines, this process will also follow the Exception Process. The Proxy Voting Committee will receive and review a quarterly report summarizing all proxy votes for securities for which PGI exercises voting discretion, which shall include instances where issues fall outside the Guidelines.
Securities Lending
Some clients may have entered into securities lending arrangements with agent lenders to generate additional revenue. If a client participates in such lending, the client will need to inform PGI as part of their contract with PGI if they require PGI to take actions in regard to voting securities that have been lent. If not commemorated in such agreement, PGI will not recall securities and as such, they will not have an obligation to direct the proxy voting of lent securities.
In the case of lending, PGI maintains one share for each company security out on loan by the client. PGI will vote the remaining share in these circumstances.
In cases where PGI does not receive a solicitation or enough information within a sufficient time (as reasonably determined by PGI) prior to the proxy-voting deadline, PGI or the Proxy Advisory Firm may be unable to vote.
Regional Variances in Proxy Voting
PGI utilizes the Policy and Guidelines for both US and non-US clients, and there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is usually relatively easy to vote proxies, as the proxies are typically received automatically and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.
With respect to non-U.S. companies, we make reasonable efforts to vote most proxies and follow a similar process to those in the U.S. However, in some cases it may be both difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances and expected costs may outweigh any anticipated economic benefit of voting. The major difficulties and costs may include: (i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting; (iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes (share-blocking periods); (v) arranging for a proxy to vote locally in person; (vi) fees charged by custody banks for providing certain services with regard to voting proxies; and (vii) foregone income from securities lending programs. In certain instances, it may be determined by PGI that the anticipated economic benefit outweighs the expected cost of voting. PGI intends to make their determination on whether to vote proxies of non-U.S. companies on a case-by-case basis. In doing so, PGI shall evaluate market requirements and impediments, including the difficulties set forth above, for voting proxies of companies in each country. PGI periodically reviews voting logistics, including costs and other voting difficulties, on a client by client and country by country basis, in order to determine if there have been any material changes that would affect PGI’s determinations and procedures.
Principal Global Investors, LLC

Conflicts of Interest
PGI recognizes that, from time to time, potential conflicts of interest may exist. In order to avoid any perceived or actual conflict of interest, the procedures set forth below have been established for use when PGI encounters a potential conflict to ensure that PGI’s voting decisions are based on maximizing shareholder value and are not the product of a conflict.
Addressing Conflicts of Interest – Exception Process
Prior to voting contrary to the Guidelines, the relevant investment team must complete and submit a report to PGI Compliance setting out the name of the security, the issue up for vote, a summary of the Guidelines’ recommendation, the vote changes requested and the rational for voting against the Guidelines’ recommendation. The member of the investment team requesting the exception must attest to compliance with Principal’s Code of Conduct and the has an affirmative obligation to disclose any known personal or business relationship that could affect the voting of the applicable proxy. PGI Compliance will approve or deny the exception in consultation, if deemed necessary, with the Legal.
If PGI Compliance determines that there is no potential material conflict exists, the Guidelines may be overridden. If PGI Compliance determines that there exists or may exist a material conflict, it will refer the issue to the Proxy Voting Committee. The Proxy Voting Committee will consider the facts and circumstances of the pending proxy vote and the potential or actual material conflict and decide by a majority vote as to how to vote the proxy – i.e., whether to permit or deny the exception.
In considering the proxy vote and potential material conflict of interest, the Proxy Voting Committee may review the following factors:
•The percentage of outstanding securities of the issuer held on behalf of clients by PGI;
•The nature of the relationship of the issuer with the PGI, its affiliates or its executive officers;
•Whether there has been any attempt to directly or indirectly influence the investment team’s decision;
•Whether the direction of the proposed vote would appear to benefit PGI or a related party; and/or
•Whether an objective decision to vote in a certain way will still create a strong appearance of a conflict.
In the event that the Proxy Advisor Firm itself has a conflict and thus is unable to provide a recommendation, the investment team may vote in accordance with the recommendation of another independent service provider, if available. If a recommendation from an independent service provider other than the Proxy Advisor Firm is not available, the investment team will follow the Exception Process. PGI Compliance will review the form and if it determines that there is no potential material conflict mandating a voting recommendation from the Proxy Voting Committee, the investment team may instruct the Proxy Advisory Firm to vote the proxy issue as it determines is in the best interest of clients. If PGI Compliance determines that there exists or may exist a material conflict, it will refer the issue to the Proxy Voting Committee for consideration as outlined above.
Principal Global Investors, LLC

Availability of Proxy Voting Information and Recordkeeping
Disclosure
On a quarterly basis, PGI publicly discloses on our website https://www.principalglobal.com/eu/about-us/responsible-investing a voting report setting forth the manner in which votes were cast, including details related to (i) votes against management, and (ii) abstentions. Form more information, Clients may contact PGI for more information related to how PGI has voted with respect to securities held in the Client’s account. On request, PGI will provide clients with a summary of PGI’s proxy voting guidelines, process and policies and will inform the clients how they can obtain a copy of the complete Proxy Voting Policies and Procedures upon request. PGI will also include such information described in the preceding two sentences in Part 2A of its Form ADV.
Recordkeeping
PGI will keep records of the following items: (i) the Guidelines, (ii) the Proxy Voting Policies and Procedures; (iii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iv) records of votes they cast on behalf of clients, which may be maintained by a Proxy Advisory Firm if it undertakes to provide copies of those records promptly upon request; (v) records of written client requests for proxy voting information and PGI’s responses (whether a client’s request was oral or in writing); (vi) any documents prepared by PGI that were material to making a decision how to vote, or that memorialized the basis for the decision; (vii) a record of any testing conducted on any Proxy Advisory Firm’s votes; (viii) materials collected and reviewed by PGI as part of its due diligence of the Proxy Advisory Firm; (ix) a copy of each version of the Proxy Advisory Firm’s policies and procedures provided to PGI; and (x) the minutes of the Proxy Voting Committee meetings. All of the records referenced above will be kept in an easily accessible place for at least the length of time required by local regulation and custom, and, if such local regulation requires that records are kept for less than six years from the end of the fiscal year during which the last entry was made on such record, we will follow the US rule of six years. If the local regulation requires that records are kept for more than six years, we will comply with the local regulation. We maintain the vast majority of these records electronically.

Principal Global Investors, LLC

Appendix - Proxy Voting Policy and Procedures
I.STATEMENT OF POLICY
Proxy voting is an important right of investors and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. The Firm generally retains proxy-voting authority with respect to securities purchased for its clients. Under such circumstances, the Firm votes proxies in the best interest of its clients and in accordance with these policies and procedures.
II.USE OF THIRD-PARTY PROXY VOTING SERVICE
The Firm has entered into an agreement with Broadridge Investor Communication Solutions, Inc. (referred to as “Broadridge” and the “Proxy Voting Service”) acting with Glass Lewis & Co, to enable it to fulfill its proxy voting obligations.
Broadridge executes, monitors and records the proxies according to the instructions of the Firm. The Firm relies on the recommendations of Glass Lewis & Co, LLC to provide recommendations as to how any proxy should be voted in the best interests of the Clients. These recommendations are integrated into the voting platform set up by the Proxy Voting Service, and the Firm has instructed the Proxy Voting Service to execute all proxies in accordance with such recommendation unless instructed otherwise by the Firm.
The SEC has expressed its view that although the voting of proxies remains the duty of a registered adviser, an adviser may contract with service providers to perform certain functions with respect to proxy voting so long as the adviser is comfortable that the proxy voting service is independent from the issuer companies on which it completes its proxy research. In assessing whether a proxy voting service is independent (as defined by the SEC), the SEC counsels investment advisers that they should not follow the recommendations of an independent proxy voting service without first determining, among other things, that the proxy voting service (a) has the capacity and competence to analyze proxy issues and (b) is in fact independent and can make recommendations in an impartial manner in the best interests of the adviser's clients.
At a minimum annually, or more frequently as deemed necessary, Compliance will ensure that a review of the independence and impartiality of the Proxy Voting Service is carried out, including obtaining certification or other information from the Proxy Voting Service to enable the Firm to make such an assessment. Compliance will also monitor any new SEC interpretations regarding the voting of proxies and the uses of third-party proxy voting services and revise the Firm’s policies and procedures as necessary.
Proxies relating to securities held in client accounts will be sent directly to the Proxy Voting Service. If a proxy is received by anyone in the Firm, they must immediately inform the Compliance and work with Compliance to ensure that it is promptly forwarded to the Proxy Voting Service. In the event that the Proxy Voting Service is unable to complete/provide its research regarding a security on a timely basis or the Firm has made a determination that it is in the best interests of the Firm’s clients for the Firm to vote the proxy, the Firm’s general proxy-voting procedures are required to be followed, as follows.
Compliance will require that:
1.the recipient of the proxy will forward a copy to Compliance, who will keep a copy of each proxy received;
2.if the recipient is not the Portfolio Manager responsible for voting the proxy on behalf of the Firm, s/he will forward a copy to such Portfolio manager;
3.the Portfolio Manager will determine how to vote the proxy promptly in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place; and provide evidence of such to Compliance;
4.Absent material conflicts (see Section V), the Portfolio Manager will determine whether the Firm will follow the Proxy Voting Service’s recommendation or vote the proxy directly. The Portfolio Manager will send his/her decision on how the Firm should vote a proxy to the Proxy Voting Service, in a timely and appropriate manner. It is desirable to have the Proxy Voting Service complete the actual voting so there exists one central source for the documentation of the Firm’s proxy voting records.
Principal Global Investors, LLC

III.VOTING GUIDELINES
To the extent that the Firm is voting a proxy itself and not utilizing the Proxy Voting Service, the Firm will consider the proxy on a case by case basis and require that the relevant investment professional vote the proxy in a manner consistent with the Firm’s duty. Investment professionals of the Firm each have the duty to vote proxies in a way that, in their best judgment, is in the best interest of the Firm’s clients.
IV.DISCLOSURE
A.The Firm will disclose in its Form ADV Part 2 that clients may contact the Chief Compliance Officer via e-mail or telephone in order to obtain information on how the Firm voted such client’s proxies, and to request a copy of these policies and procedures. If a client requests this information, the Chief Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how the Firm voted the client’s proxy.
B.A concise summary of these Proxy Voting Policies and Procedures will be included in the Firm’s Form ADV Part 2 and will be updated whenever these policies and procedures are updated. Compliance will arrange for a copy of this summary to be sent to all existing clients.
V.POTENTIAL CONFLICTS OF INTEREST
A.In the event that the Firm is directly voting a proxy, Compliance will examine conflicts that exist between the interests of the Firm and its clients. This examination will include a review of the relationship of the Firm, its personnel and its affiliates with the issuer of each security and any of the issuer’s affiliates to determine if the issuer is a client of the Firm or an affiliate of the Firm or has some other relationship with the Firm, its personnel or a client of the Firm.
B.If, as a result of Compliance’s examination, a determination is made that a material conflict of interest exists, the Firm will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. If the proxy involves a matter covered by the voting guidelines and factors described above, the Firm will generally vote the proxy as specified above. Alternatively, the Firm may vote the proxy in accordance with the recommendation of the Proxy Voting Service.
The Firm may disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when the Firm determines it has a material conflict that affects its best judgment as an ERISA fiduciary, the Firm will give the ERISA client the opportunity to vote the proxies themselves.
Absent the client reserving voting rights, the Firm will either vote the proxies in accordance with the policies outlined in Section III “Voting Guidelines” above or vote the proxies in accordance with the recommendation of the Proxy Voting Service.
Principal Global Investors, LLC

VI.PROXY RECORDKEEPING
Compliance will maintain files relating to the Firm’s proxy voting procedures in an easily accessible place. (Under the services contract between the Firm and its Proxy Voting Service, the Proxy Voting Service will maintain the Firm’s proxy-voting records). Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the most recent two years kept in the offices of the Firm. Records of the following will be included in the files:
1.Copies of these proxy voting policies and procedures, and any amendments thereto;
2.A copy of each proxy statement that the Firm receives regarding client securities (the Firm may rely on third parties or EDGAR);
3.A record of each vote that the Firm casts;
4.A copy of any document the Firm created that was material to making a decision how to vote proxies, or that memorializes that decision. (For votes that are inconsistent with the Firm’s general proxy voting polices, the reason/rationale for such an inconsistent vote is required to be briefly documented and maintained); and
5.A copy of each written client request for information on how the Firm voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how the Firm voted its proxies.

Principal Global Investors, LLC

AllianceBernstein L.P.
Proxy Voting and Governance Policy
March 2023

1.	INTRODUCTION		3

2.	RESEARCH UNDERPINS DECISION MAKING		3

3.	PROXY VOTING GUIDELINES		4
	3.1	BOARD AND DIRECTOR PROPOSALS	4
	3.2	COMPENSATION PROPOSALS	7
	3.3	CAPITAL CHANGES AND ANTI-TAKEOVER PROPOSALS	10
	3.4	AUDITOR PROPOSALS	13
	3.5	SHAREHOLDER ACCESS AND VOTING PROPOSALS	14
	3.6	ENVIRONMENTAL, SOCIAL AND DISCLOSURE PROPOSALS	16

4.	CONFLICTS OF INTEREST		19
	4.1	INTRODUCTION	19
	4.2	ADHERENCE TO STATED PROXY VOTING POLICIES	19
	4.3	DISCLOSURE OF CONFLICTS	19
	4.4	POTENTIAL CONFLICTS LIST	19
	4.5	DETERMINE EXISTENCE OF CONFLICT OF INTEREST	20
	4.6	REVIEW OF THIRD PARTY RESEARCH SERVICE CONFLICTS OF INTEREST	20
	4.7	CONFIDENTIAL VOTING	20
	4.8	A NOTE REGARDING AB’S STRUCTURE	21

5.	VOTING TRANSPARENCY		21

6.	RECORDKEEPING		22
	6.1	PROXY VOTING POLICY	22
	6.2	PROXY STATEMENTS RECEIVED REGARDING CLIENT SECURITIES	22
	6.3	RECORDS OF VOTES CAST ON BEHALF OF CLIENTS	22
	6.4	PRE-DISCLOSRE OF VOTE INTENTIONS ON SELECT PROPOSALS	22
	6.5	RECORDS OF CLIENTS REQUESTS FOR PROXY VOTING INFORMATION	22
	6.6	DOCUMENTS PREPARED BY AB THAT ARE MATERIAL TO VOTING DECISIONS	22

7.	PROXY VOTING PROCEDURES		22
	7.1	VOTE ADMINISTRATION	22
	7.2	SHARE BLOCKING AND ABSTAINING FROM VOTING CLIENT SECURITIES	22
	7.3	LOANED SECURITIES	23
EXHIBITS
•Proxy Voting Guideline Summary
•Proxy Voting Conflict of Interest Form
AllianceBernstein L.P.

1.INTRODUCTION
AllianceBernstein L.P.’s (“AB,” “we,” “us,” “our” and similar terms) mission is to work in our clients’ best interests to deliver better investment outcomes through differentiated research insights and innovative portfolio solutions. As a fiduciary and investment adviser, we place the interests of our clients first and treat all our clients fairly and equitably, and we have an obligation to responsibly allocate, manage and oversee their investments to seek sustainable, long-term shareholder value.
AB has authority to vote proxies relating to securities in certain client portfolios and, accordingly, AB’s fiduciary obligations extend to AB’s exercise of such proxy voting authority for each client AB has agreed to exercise that duty. AB’s general policy is to vote proxy proposals, amendments, consents or resolutions relating to client securities, including interests in private investment funds, if any (collectively, "proxies"), in a manner that serves the best interests of each respective client as determined by AB in its discretion, after consideration of the relevant clients' investment strategies, and in accordance with this Proxy Voting and Governance Policy (“Proxy Voting and Governance Policy” or “Policy”) and the operative agreements governing the relationship with each respective client (“Governing Agreements”). This Policy outlines our principles for proxy voting, includes a wide range of issues that often appear on voting ballots, and applies to all of AB’s internally managed assets, globally. It is intended for use by those involved in the proxy voting decision-making process and those responsible for the administration of proxy voting (“members of Responsibility team”), in order to ensure that this Policy and its procedures are implemented consistently.
To be effective stewards of our client’s investments and maximize shareholder value, we need to vote proxies on behalf of our clients responsibly. This Policy forms part of a suite of policies and frameworks beginning with AB’s Stewardship Statement that outline our approach to Responsibility, stewardship, engagement, climate change, human rights, global slavery and human trafficking, and controversial investments. Proxy voting is an integral part of this process, enabling us to support strong corporate governance structures, shareholder rights, transparency, and disclosure, and encourage corporate action on material environmental, social and governance (“ESG”) and climate issues.
This Policy is overseen by the Proxy Voting and Governance Committee (“Proxy Voting and Governance Committee” or “Committee”), which provides oversight and includes senior representatives from Equities, Fixed Income, Responsibility, Legal and Operations. It is the responsibility of the Committee to evaluate and maintain proxy voting procedures and guidelines, to evaluate proposals and issues not covered by these guidelines, to consider changes in the Policy, and to review the Policy no less frequently than annually. In addition, the Committee meets at least three times a year and as necessary to address special situations.
2.RESEARCH UNDERPINS DECISION MAKING
As a research-driven firm, we approach our proxy voting responsibilities with the same commitment to rigorous research and engagement that we apply to all our investment activities. The different investment philosophies utilized by our investment teams may occasionally result in different conclusions being drawn regarding certain proposals. In turn, our votes on some proposals may vary by issuer, while maintaining the goal of maximizing the value of the securities in client portfolios.
We sometimes manage accounts where proxy voting is directed by clients or newly acquired subsidiary companies. In these cases, voting decisions may deviate from this Policy. Where we have agreed to vote proxies on behalf of our clients, we have an obligation to vote proxies in a timely manner and we apply the principles in this Policy to our proxy decisions. To the extent there are any inconsistencies between this Policy and a client’s Governing Agreements, the Governing Agreements shall supersede this Policy.
RESEARCH SERVICES
We subscribe to the corporate governance and proxy research services of vendors such as Institutional Shareholder Services Inc. (“ISS”) and Glass Lewis at different levels.This research includes proxy voting recommendations distributed by ISS and Glass Lewis. All our investment professionals can access these materials via the members of the Responsibility team and/or the Committee. ISS and Glass Lewis’s research services serve as supplementary data sources in addition to the company filings and reports. AB considers additional disclosures provided by issuers into its vote decisions, if we are notified of such updates by the companies themselves, or by one of the proxy research services we subscribe to, ahead of the vote cut off date.
ENGAGEMENT
In evaluating proxy issues and determining our votes, we welcome and seek perspectives of various parties. Internally, members of Responsibility team may consult the Committee, Chief Investment Officers, Portfolio Managers, and/or Research Analysts across our equities platforms, and Portfolio Managers who manage accounts in which a stock is held.
AllianceBernstein L.P.

Externally, we may engage with companies in advance of their Annual General Meeting, and throughout the year. We believe engagement provides the opportunity to share our philosophy, our corporate governance values, and more importantly, affect positive change that we believe will drive shareholder value. Also, these meetings often are joint efforts between the investment professionals, who are best positioned to comment on company-specific details, and members of Responsibility team, who offer a more holistic view of ESG and climate practices and relevant trends. In addition, we engage with shareholder proposal proponents and other stakeholders to understand different viewpoints and objectives.
3.PROXY VOTING GUIDELINES
Our proxy voting guidelines are both principles-based and rules-based. We adhere to a core set of principles that are described in this Policy. We assess each proxy proposal in light of these principles. Our proxy voting “litmus test” will always be guided by what we view as most likely to maximize long-term shareholder value. We believe that authority and accountability for setting and executing corporate policies, goals and compensation generally should rest with a company's board of directors and senior management. In return, we support strong investor rights that allow shareholders to hold directors and management accountable if they fail to act in the best interests of shareholders.
With this as a backdrop, our proxy voting guidelines pertaining to specific issues are set forth below. We generally vote proposals in accordance with these guidelines but, consistent with our “principles-based” approach to proxy voting, we may deviate from these guidelines if we believe that deviating from our stated Policy is necessary to help maximize long-term shareholder value) or as otherwise warranted by the specific facts and circumstances of an investment. In addition, these guidelines are not intended to address all issues that may appear on all proxy ballots. We will evaluate on a case-by-case basis any proposal not specifically addressed by these guidelines, whether submitted by management or shareholders, always keeping in mind our fiduciary duty to make voting decisions that, by maximizing long-term shareholder value, are in our clients’ best interests.
SHAREHOLDER PROPOSAL ASSESSMENT FRAMEWORK
AB’s commitment to maximize the long-term value of clients’ portfolios drives how we analyze shareholder proposals (each an “SHP”). We believe ESG and climate considerations are important elements that help improve the accuracy of our valuation of companies. We think it is in our clients’ best interests to incorporate a more comprehensive set of risks and opportunities, such as ESG and climate issues, from a long-term shareholder value perspective. Rather than opting to automatically support all shareholder proposals that mention an ESG or climate issue, we evaluate whether or not each shareholder proposal promotes genuine improvement in the way a company addresses an ESG or climate issue, thereby enhancing shareholder value for our clients in managing a more comprehensive set of risks and opportunities for the company’s business. The evaluation of a proposal that addresses an ESG or climate issue will consider (among other things) the following core factors, as necessary:
+Materiality of the mentioned ESG or climate issue for the company’s business
+The company’s current practice, policy, and framework
+Prescriptiveness of the proposal – does the shareholder demand unreasonably restrict management from conducting its business?
+Context of the shareholder proposal – is the proponent tied to any particular interest group(s)? Does the proposal aim to promote the interest of the shareholders or group that they are associated with?
+How does the proposal add value for the shareholders?
This shareholder proposal framework applies to all proposal items labeled “SHP” throughout the Policy and any shareholder proposals that aren’t discussed in the Policy but appear in our voting universe.
ESCALATION STRATEGIES
Proxy voting and engagements work in conjunction to raise and escalate investor concerns to companies. However, we may encounter circumstances where continued voting against management or engagement dialogues are no longer productive or helpful in driving progress. In cases where we feel that the issuer’s behavior isn’t aligned with our clients’ best interests, we can escalate our voting and engagement by taking actions including, but not limited to, as outlined in AB Stewardship Statement. The materiality of the issue and the response of management will drive our approach.
3.1BOARD AND DIRECTOR PROPOSALS
1.Board Oversight and Director Accountability on Material Environmental and Social Topics Impacting Shareholder Value: Climate Risk Management and Human Rights Oversight     CASE-BY-CASE
AB believes that board oversight and director accountability are critical elements of corporate governance. Companies demonstrate effective governance through proactive monitoring of material risks and opportunities, including ESG related risks and opportunities. In evaluating investee companies’ adaptiveness to evolving climate risks and human rights oversight, AB engages its significant holdings on climate strategy through a firmwide campaign. Based on each company’s response, AB will hold respective directors accountable as defined by the committee charter of the company.
AllianceBernstein L.P.

2.Establish New Board Committees and Elect Board Members with Specific Expertise (SHP)     CASE-BY-CASE
We believe that establishing committees should be the prerogative of a well-functioning board of directors. However, we may support shareholder proposals to establish additional board committees to address specific shareholder issues, including ESG and climate issues. In some cases, oversight for material ESG issues can be managed effectively by existing committees of the board of directors, depending on the expertise of the directors assigned to such committees. We consider on a case-by-case basis proposals that require the addition of a board member with a specific area of expertise.
3.Changes in Board Structure and Amending the Articles of Incorporation     FOR
Companies may propose various provisions with respect to the structure of the board of directors, including changing the manner in which board vacancies are filled, directors are nominated and the number of directors. Such proposals may require amending the charter or by-laws or may otherwise require shareholder approval. When these proposals are not controversial or meant as an anti-takeover device, which is generally the case, we vote in their favor. However, if we believe a proposal is intended as an anti-takeover device and diminishes shareholder rights, we generally vote against.
We may vote against directors for amending by-laws without seeking shareholder approval and/or restricting or diminishing shareholder rights.
4.Classified Boards     AGAINST
A classified board typically is divided into three separate classes. Each class holds office for a term of two or three years. Only a portion of the board can be elected or replaced each year. Because this type of proposal has fundamental anti-takeover implications, we generally oppose the adoption of classified boards unless there is a justifiable financial reason or an adequate sunset provision. We may also vote against directors that fail to implement shareholder approved proposals to declassify boards that we previously supported.
5.Director Liability and Indemnification     CASE-BY-CASE
Some companies argue that increased indemnification and decreased liability for directors are important to ensure the continued availability of competent directors. However, others argue that the risk of such personal liability minimizes the propensity for corruption and recklessness.
We generally support indemnification provisions that are consistent with the local jurisdiction in which the company has been formed. “With respect to acts conducted in the normal course of business, we vote in favor of proposals adopting i) indemnification for directors or ii) exculpation of officers.” We also vote in favor of proposals that expand coverage for directors and officers where, despite an unsuccessful legal defense, we believe the director or officer acted in good faith and in the best interests of the company. We oppose proposals to indemnify directors for gross negligence.
6.Disclose CEO Succession Plan (SHP)    FOR
Proposals like these are often suggested by shareholders of companies with long-tenured CEOs and/or high employee turnover rates. Even though some markets might not require the disclosure of a CEO succession plan, we do think it is good business practice and will support these proposals.
7.Election of Directors     FOR
The election of directors is an important vote. We expect directors to represent shareholder interests at the company and maximize shareholder value. We generally vote in favor of the management-proposed slate of directors while considering a number of factors, including local market best practice. We believe companies should have a majority of independent directors and independent key committees. However, we will incorporate local market regulation and corporate governance codes into our decision making. We may support requirements that surpass market regulation and corporate governance codes implemented in a local market if we believe heightened requirements may improve corporate governance practices. We will generally regard a director as independent if the director satisfies the criteria for independence either (i) espoused by the primary exchange on which the company’s shares are traded, or (ii) set forth in the code we determine to be best practice in the country where the subject company is domiciled. We may also take into account affiliations, related-party transactions and prior service to the company. We consider the election of directors who are “bundled” on a single slate to be a poor governance practice and vote on a case-by-case basis considering the amount of information available and an assessment of the group’s qualifications.
In addition:
We believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may vote against directors (or withhold votes for directors if plurality voting applies) who fail to act on key issues. We oppose directors who fail to attend at least 75% of board meetings within a given year without a reasonable excuse.
AllianceBernstein L.P.

We may abstain or vote against (depending on a company’s history of disclosure in this regard) directors of issuers where there is insufficient information about the nominees disclosed in the proxy statement.
We may vote against directors for poor compensation, audit, or governance practices including the lack of a formal key committee.
We may vote against directors for unilateral bylaw amendments that diminish shareholder rights.
We also may consider engaging company management (by phone, in writing and in person), until any issues have been satisfactorily resolved.
a.Controlled Company Exemption    CASE-BY-CASE
In certain markets, a different standard for director independence may be applicable for controlled companies, which are companies where more than 50% of the voting power is held by an individual, group or another company, or as otherwise defined by local market standards. We may take these local standards into consideration when determining the appropriate level of independence required for the board and key committees.
Exchanges in certain jurisdictions do not have a controlled company exemption (or something similar). In such a jurisdiction, if a company has a majority shareholder or group of related majority shareholders with a majority economic interest, we generally will not oppose that company’s directors simply because the board does not include a majority of independent members, although we may take local standards into consideration when determining the appropriate level of independence required for the board and key committees. We will, however, consider these directors in a negative light if the company has a history of violating the rights of minority shareholders.
b.Voting for Director Nominees in a Contested Election     CASE-BY-CASE
Votes in a contested election of directors are evaluated on a case-by-case basis with the goal of maximizing shareholder value.
8.Board Capacity
We believe that incorporating an assessment of each director’s capacity into consideration for a director election is essential to promote meaningful board oversight of the management. Director effectiveness aside, a social externality arises when the practice of directors serving on many public company boards becomes widespread, as this limits the opportunities for other board candidates. AB currently votes against the appointment of directors who occupy, or would occupy following the vote: four (4) or more total public company board seats for non-CEOs, three (3) or more total public company board seats for the sitting CEO of the company in question and two (2) or more total public company board seats for sitting CEOs of companies other than the company under consideration. We may also exercise flexibility on occasions where the “over-boarded” director nominee’s presence on the board is critical, based on company specific contexts in absence of any notable accountability concerns.
9.Board Diversity
Diversity is an important element of assessing the board’s quality, as it promotes wider range of perspectives to be considered for companies to both strategize and mitigate risks. In line with this view, several European countries legally require a quota of female directors. Other European countries have a comply-or-explain policy. In the US, California requires corporations headquartered in the State of California to have at least one female director on board.
We believe that boards should develop, as part of their refreshment process, a framework for identifying diverse candidates for all open board positions. We believe diversity is broader than gender and should also take into consideration factors such as business experience, ethnicity, tenure, and nationality. As such, we generally vote in favor of proposals that encourage the adoption of a diverse search policy, so-called “Rooney Rules”, assuring that each director search includes at least one woman, and in the US, at least one underrepresented person of color, in the slate of nominees. Our views on board diversity translate to the following two voting approaches:
a.Gender Diversity: AB will generally vote against the nominating/governance committee chair, or a relevant incumbent member in case of classified boards, when the board has no female members. In Japan, we will vote against the top management. This approach applies globally.
Ethnic and Racial Diversity: AB will escalate the topic of board level ethnic/racial diversity and engage with its significant holdings that lack a minority ethnic/racial representation on the board through 2021. Based on the outcome of such engagements, AB will begin voting against the nominating/governance committee chair or a relevant incumbent member for classified boards of companies that lack minority ethnic/racial representation on their board in 2022 without a valid explanation.
AllianceBernstein L.P.

10.Independent Lead Director (SHP)     FOR
We support shareholder proposals that request a company to amend its by-laws to establish an independent lead director if the position of chairman is non-independent. We view the existence of a strong independent lead director, whose role is robust and includes clearly defined duties and responsibilities, such as the authority to call meetings and approve agendas, as a good example of the sufficient counter-balancing governance. If a company has such an independent lead director in place, we will generally oppose a proposal to require an independent board chairman, barring any additional board leadership concerns.
11.Limit Term of Directorship (SHP)     CASE-BY-CASE
These proposals seek to limit the term during which a director may serve on a board to a set number of years.
Accounting for local market practice, we generally consider a number of factors, such as overall level of board independence, director qualifications, tenure, board diversity and board effectiveness in representing our interests as shareholders, in assessing whether limiting directorship terms is in shareholders’ best interests. Accordingly, we evaluate these items case-by-case.
12.Majority Independent1 Directors (SHP)     FOR
Each company’s board of directors has a duty to act in the best interest of the company’s shareholders at all times. We believe that these interests are best served by having directors who bring objectivity to the company and are free from potential conflicts of interests. Accordingly, we support proposals seeking a majority of independent directors on the board while taking into consideration local market regulation and corporate governance codes.
13.Majority of Independent Directors on Key Committees (SHP)     FOR
In order to ensure that those who evaluate management’s performance, recruit directors and set management’s compensation are free from conflicts of interests, we believe that the audit2, nominating/governance, and compensation committees should be composed of a majority of independent directors, considering the local market regulation and corporate governance codes as well as controlled company status.
14.Majority Votes for Directors (SHP)     FOR
We believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company. This objective is strengthened if directors are elected by a majority of votes cast at an annual meeting rather than by the plurality method commonly used. With plurality voting a director could be elected by a single affirmative vote even if the rest of the votes were withheld.
We further believe that majority voting provisions will lead to greater director accountability. Therefore, we support shareholder proposals that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast, provided the proposal includes a carve-out to provide for plurality voting in contested elections where the number of nominees exceeds the number of directors to be elected.
15.Removal of Directors Without Cause (SHP)     FOR
Company by-laws sometimes define cause very narrowly, including only conditions of criminal indictment, final adverse adjudication that fiduciary duties were breached or incapacitation, while also providing shareholders with the right to remove directors only upon “cause”.
We believe that the circumstances under which shareholders have the right to remove directors should not be limited to those traditionally defined by companies as “cause”. We also believe that shareholders should have the right to conduct a vote to remove directors who fail to perform in a manner consistent with their fiduciary duties or representative of shareholders’ best interests. And, while we would prefer shareholder proposals that seek to broaden the definition of “cause” to include situations like these, we generally support proposals that would provide shareholders with the right to remove directors without cause.
16.Require Independent Board Chairman (SHP)     CASE-BY-CASE
We believe there can be benefits to an executive chairman and to having the positions of chairman and CEO combined as well as split. When the chair is non-independent the company, must have sufficient counter-balancing governance in place, generally through a strong independent lead director. Also, for companies with smaller market capitalizations, separate chairman and CEO positions may not be practical.
1 For purposes of this Policy, generally, we will consider a director independent if the director satisfies the independence definition set forth in the listing standards of the exchange on which the common stock is listed. However, we may deem local independence classification criteria insufficient.
2 Pursuant to the SEC rules, adopted pursuant to the Sarbanes-Oxley Act of 2002, as of October 31, 2004, each U.S. listed issuer must have a fully independent audit committee.
AllianceBernstein L.P.

17.Cross-Shareholding (Japan)     AGAINST
Independent oversight at the board level can be disrupted if top management representatives or directors of the board hold notable amount of shares of another entity for purposes other than meeting the share holding requirement as an executive. Such practice can result in misalignment between the shareholders and their board and management. This has historically been a widely-debated concern in Japan. Accordingly, we will vote against the top management on ballot, if 20% or greater of the company’s net asset is identified to be under cross-shareholding practice.
3.2COMPENSATION PROPOSALS
18.Pro Rata Vesting of Equity Compensation Awards-Change in Control (SHP)     CASE-BY-CASE
We examine proposals on the treatment of equity awards in the event of a change in control on a case-by-case basis. If a change in control is accompanied by termination of employment, often referred to as a double-trigger, we generally support accelerated vesting of equity awards. If, however, there is no termination agreement in connection with a change in control, often referred to as a single-trigger, we generally prefer pro rata vesting of outstanding equity awards.
19.Adopt Policies to Prohibit any Death Benefits to Senior Executives (SHP)     AGAINST
We view these bundled proposals as too restrictive and conclude that blanket restrictions on any and all such benefits, including the payment of life insurance premiums for senior executives, could put a company at a competitive disadvantage.
20.Advisory Vote to Ratify Directors’ Compensation (SHP)     FOR
Similar to advisory votes on executive compensation, shareholders may request a non-binding advisory vote to approve compensation given to board members. We generally support this item.
21.Amend Executive Compensation Plan Tied to Performance (Bonus Banking) (SHP)     AGAINST
These proposals seek to force a company to amend executive compensation plans such that compensation awards tied to performance are deferred for shareholder specified and extended periods of time. As a result, awards may be adjusted downward if performance goals achieved during the vesting period are not sustained during the added deferral period.
We believe that most companies have adequate vesting schedules and clawbacks in place. Under such circumstances, we will oppose these proposals. However, if a company does not have what we believe to be adequate vesting and/or clawback requirements, we decide these proposals on a case-by-case basis.
22.Approve Remuneration for Directors and Auditors     CASE-BY-CASE
We will vote on a case-by-case basis where we are asked to approve remuneration for directors or auditors. We will generally oppose performance-based remuneration for non-executive directors as this may compromise independent oversight. In addition, where disclosure relating to the details of such remuneration is inadequate or provided without sufficient time for us to consider our vote, we may abstain or vote against, depending on the adequacy of the company’s prior disclosures in this regard and the local market practice.
23.Approve Retirement Bonuses for Directors (Japan and South Korea)     CASE-BY-CASE
Retirement bonuses are customary in Japan and South Korea. Companies seek approval to give the board authority to grant retirement bonuses for directors and/or auditors and to leave the exact amount of bonuses to the board’s discretion. We will analyze such proposals on a case-by-case basis, considering management’s commitment to maximizing long-term shareholder value. However, when the details of the retirement bonus are inadequate or undisclosed, we may abstain or vote against.
24.Approve Special Payments to Continuing Directors and Auditors (Japan)     CASE-BY-CASE
In conjunction with the abolition of a company’s retirement allowance system, we will generally support special payment allowances for continuing directors and auditors if there is no evidence of their independence becoming impaired. However, when the details of the special payments are inadequate or undisclosed, we may abstain or vote against.
25.Disclose Executive and Director Pay (SHP)    CASE-BY-CASE
The United States Securities and Exchange Commission (“SEC”) has adopted rules requiring increased and/or enhanced compensation-related and corporate governance-related disclosure in proxy statements and Forms 10-K. Similar steps have been taken by regulators in foreign jurisdictions. We believe the rules enacted by the SEC and various foreign regulators generally ensure more complete and transparent disclosure. Therefore, while we will consider them on a case-by-case basis (analyzing whether there are any relevant disclosure concerns), we generally vote against shareholder proposals seeking additional disclosure of executive and director compensation, including proposals that seek to specify the measurement of performance-based compensation, if the company is subject to SEC rules or similar rules espoused by a regulator in a foreign jurisdiction. Similarly, we generally support proposals seeking additional disclosure of executive and director compensation if the company is not subject to any such rules.
AllianceBernstein L.P.

26.Executive and Employee Compensation Plans, Policies and Reports     CASE-BY-CASE
Compensation plans usually are complex and are a major corporate expense, so we evaluate them carefully and on a case-by-case basis. In all cases, however, we assess each proposed Compensation Plan within the framework of four guiding principles, each of which ensures a company’s Compensation Plan helps to align the long-term interests of management with shareholders:
Valid measures of business performance tied to the firm’s strategy and shareholder value creation, which are clearly articulated and incorporate appropriate time periods, should be utilized;
Compensation costs should be managed in the same way as any other expense;
Compensation should reflect management’s handling, or failure to handle, any recent social, environmental, governance, ethical or legal issue that had a significant adverse financial or reputational effect on the company and;
In granting compensatory awards, management should exhibit a history of integrity and decision-making based on logic and well thought out processes.
We may oppose plans which include, and directors who establish, compensation plan provisions deemed to be poor practice such as automatic acceleration of equity, or single-triggered, in the event of a change in control. Although votes on compensation plans are by nature only broad indications of shareholder views, they do lead to more compensation-related dialogue between management and shareholders and help ensure that management and shareholders meet their common objective: maximizing shareholder value.
In markets where votes on compensation plans are not required for all companies, we will support shareholder proposals asking the board to adopt such a vote on an advisory basis.
Where disclosure relating to the details of Compensation Plans is inadequate or provided without sufficient time for us to consider our vote, we may abstain or vote against, depending on the adequacy of the company’s prior disclosures in this regard. Where appropriate, we may raise the issue with the company directly or take other steps.
27.Limit Executive Pay (SHP)     CASE-BY-CASE
We believe that management and directors, within reason, should be given latitude in determining the mix and types of awards offered to executive officers. We vote against shareholder proposals seeking to limit executive pay if we deem them too restrictive. Depending on our analysis of the specific circumstances, we are generally against requiring a company to adopt a policy prohibiting tax gross up payments to senior executives.
28.Mandatory Holding Periods (SHP)     AGAINST
We generally vote against shareholder proposals asking companies to require a company’s executives to hold stock for a specified period of time after acquiring that stock by exercising company-issued stock options (i.e., precluding “cashless” option exercises), unless we believe implementing a mandatory holding period is necessary to help resolve underlying problems at a company that have hurt, and may continue to hurt, shareholder value. We are generally in favor of reasonable stock ownership guidelines for executives.
29.Performance-Based Stock Option Plans (SHP)     CASE-BY-CASE
These shareholder proposals require a company to adopt a policy that all or a portion of future stock options granted to executives be performance-based. Performance-based options usually take the form of indexed options (where the option sale price is linked to the company’s stock performance versus an industry index), premium priced options (where the strike price is significantly above the market price at the time of the grant) or performance vesting options (where options vest when the company’s stock price exceeds a specific target). Proponents argue that performance-based options provide an incentive for executives to outperform the market as a whole and prevent management from being rewarded for average performance. We believe that management, within reason, should be given latitude in determining the mix and types of awards it offers. However, we recognize the benefit of linking a portion of executive compensation to certain types of performance benchmarks. While we will not support proposals that require all options to be performance-based, we will generally support proposals that require a portion of options granted to senior executives be performance-based. However, because performance-based options can also result in unfavorable tax treatment and the company may already have in place an option plan that sufficiently ties executive stock option plans to the company’s performance, we will consider such proposals on a case-by-case basis.
30.Prohibit Relocation Benefits to Senior Executives (SHP)     AGAINST
We do not consider such perquisites to be problematic pay practices as long as they are properly disclosed. Therefore, we will vote against shareholder proposals asking to prohibit relocation benefits.
AllianceBernstein L.P.

31.Recovery of Performance-Based Compensation (SHP)     FOR
We generally support shareholder proposals requiring the board to seek recovery of performance-based compensation awards to senior management and directors in the event of a fraud or other reasons that resulted in the detriment to shareholder value and/or company reputation due to gross ethical lapses. In deciding how to vote, we consider the adequacy of the existing company clawback policy, if any.
32.Submit Golden Parachutes/Severance Plans to a Shareholder Vote (SHP)     FOR
Golden Parachutes assure key officers of a company lucrative compensation packages if the company is acquired and/or if the new owners terminate such officers. We recognize that offering generous compensation packages that are triggered by a change in control may help attract qualified officers. However, such compensation packages cannot be so excessive that they are unfair to shareholders or make the company unattractive to potential bidders, thereby serving as a constructive anti-takeover mechanism. Accordingly, we support proposals to submit severance plans (including supplemental retirement plans), to a shareholder vote, and we review proposals to ratify or redeem such plans retrospectively on a case-by-case basis.
33.Submit Golden Parachutes/Severance Plans to a Shareholder Vote Prior to Their Being Negotiated by Management (SHP)     CASE-BY-CASE
We believe that in order to attract qualified employees, companies must be free to negotiate compensation packages without shareholder interference. However, shareholders must be given an opportunity to analyze a compensation plan’s final, material terms in order to ensure it is within acceptable limits. Accordingly, we evaluate proposals that require submitting severance plans and/or employment contracts for a shareholder vote prior to being negotiated by management on a case-by-case basis.
34.Submit Survivor Benefit Compensation Plan to Shareholder Vote (SHP)     FOR
Survivor benefit compensation plans, or “golden coffins”, can require a company to make substantial payments or awards to a senior executive’s beneficiaries following the death of the senior executive. The compensation can take the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards. This compensation would not include compensation that the senior executive chooses to defer during his or her lifetime.
We recognize that offering generous compensation packages that are triggered by the passing of senior executives may help attract qualified officers. However, such compensation packages cannot be so excessive that they are unfair to shareholders or make the company unattractive to potential bidders, thereby serving as a constructive anti-takeover mechanism.
3.3CAPITAL CHANGES AND ANTI-TAKEOVER PROPOSALS
35.Amend Exclusive Forum Bylaw (SHP)     AGAINST
We will generally oppose proposals that ask the board to repeal the company’s exclusive forum bylaw. Such bylaws require certain legal action against the company to take place in the state of the company’s incorporation. The courts within the state of incorporation are considered best suited to interpret that state’s laws.
36.Amend Net Operating Loss (“NOL”) Rights Plans     FOR
NOL Rights Plans are established to protect a company’s net operating loss carry forwards and tax credits, which can be used to offset future income. We believe this is a reasonable strategy for a company to employ. Accordingly, we will vote in favor of NOL Rights Plans unless we believe the terms of the NOL Rights Plan may provide for a long-term anti-takeover device.
37.Authorize Share Repurchase     FOR
We generally support share repurchase proposals that are part of a well-articulated and well-conceived capital strategy. We assess proposals to give the board unlimited authorization to repurchase shares on a case-by-case basis. Furthermore, we would generally support the use of derivative instruments (e.g., put options and call options) as part of a share repurchase plan absent a compelling reason to the contrary. Also, absent a specific concern at the company, we will generally support a repurchase plan that could be continued during a takeover period.
38.Blank Check Preferred Stock     AGAINST
Blank check preferred stock proposals authorize the issuance of certain preferred stock at some future point in time and allow the board to establish voting, dividend, conversion, and other rights at the time of issuance. While blank check preferred stock can provide a corporation with the flexibility needed to meet changing financial conditions, it also may be used as the vehicle for implementing a “poison pill” defense or some other entrenchment device.
We are concerned that, once this stock has been authorized, shareholders have no further power to determine how or when it will be allocated. Accordingly, we generally oppose this type of proposal.
AllianceBernstein L.P.

39.Corporate Restructurings, Merger Proposals and Spin-Offs     CASE-BY-CASE
Proposals requesting shareholder approval of corporate restructurings, merger proposals and spin-offs are determined on a case-by-case basis. In evaluating these proposals and determining our votes, we are singularly focused on meeting our goal of maximizing long-term shareholder value.
40.Elimination of Preemptive Rights     CASE-BY-CASE
Preemptive rights allow the shareholders of the company to buy newly issued shares before they are offered to the public in order to maintain their percentage ownership. We believe that, because preemptive rights are an important shareholder right, careful scrutiny must be given to management’s attempts to eliminate them. However, because preemptive rights can be prohibitively expensive to widely held companies, the benefit of such rights will be weighed against the economic effect of maintaining them.
41.Expensing Stock Options (SHP)     FOR
US generally accepted accounting principles require companies to expense stock options, as do the accounting rules in many other jurisdictions (including those jurisdictions that have adopted IFRS - international financial reporting standards). If a company is domiciled in a jurisdiction where the accounting rules do not already require the expensing of stock options, we will support shareholder proposals requiring this practice and disclosing information about it.
42.Fair Price Provisions     CASE-BY-CASE
A fair price provision in the company's charter or by laws is designed to ensure that each shareholder's securities will be purchased at the same price if the corporation is acquired under a plan not agreed to by the board. In most instances, the provision requires that any tender offer made by a third party must be made to all shareholders at the same price.
Fair pricing provisions attempt to prevent the “two-tiered front-loaded offer” where the acquirer of a company initially offers a premium for a sufficient percentage of shares of the company to gain control and subsequently makes an offer for the remaining shares at a much lower price. The remaining shareholders have no choice but to accept the offer. The two-tiered approach is coercive as it compels a shareholder to sell his or her shares immediately in order to receive the higher price per share. This type of tactic has caused many states to adopt fair price provision statutes to restrict this practice.
We consider fair price provisions on a case-by-case basis. We oppose any provision where there is evidence that management intends to use the provision as an anti-takeover device as well as any provision where the shareholder vote requirement is greater than a majority of disinterested shares (i.e., shares beneficially owned by individuals other than the acquiring party).
43.Increase Authorized Common Stock     CASE-BY-CASE
In general we regard increases in authorized common stock as serving a legitimate corporate purpose when used to: implement a stock split, aid in a recapitalization or acquisition, raise needed capital for the firm, or provide for employee savings plans, stock option plans or executive compensation plans. That said, we may oppose a particular proposed increase if we consider the authorization likely to lower the share price (this would happen, for example, if the firm were proposing to use the proceeds to overpay for an acquisition, to invest in a project unlikely to earn the firm’s cost of capital, or to compensate employees well above market rates). We oppose increases in authorized common stock where there is evidence that the shares are to be used to implement a “poison pill” or another form of anti-takeover device, or if the issuance of new shares would, in our judgment, excessively dilute the value of the outstanding shares upon issuance. In addition, a satisfactory explanation of a company's intentions—going beyond the standard “general corporate purposes”—must be disclosed in the proxy statement for proposals requesting an increase of greater than 100% of the shares outstanding. We view the use of derivatives, particularly warrants, as legitimate capital-raising instruments and apply these same principles to their use as we do to the authorization of common stock. Under certain circumstances where we believe it is important for shareholders to have an opportunity to maintain their proportional ownership, we may oppose proposals requesting shareholders approve the issuance of additional shares if those shares do not include preemptive rights.
In Hong Kong, it is common for companies to request board authority to issue new shares up to 20% of outstanding share capital. The authority typically lapses after one year. We may vote against plans that do not prohibit issuing shares at a discount, taking into account whether a company has a history of doing so.
44.Issuance of Equity Without Preemptive Rights     FOR
We are generally in favor of issuances of equity without preemptive rights of up to 30% of a company’s outstanding shares unless there is concern that the issuance will be used in a manner that could hurt shareholder value (e.g., issuing the equity at a discount from the current market price or using the equity to help create a “poison pill” mechanism).
AllianceBernstein L.P.

45.Multi Class Equity Structure    AGAINST
The one share, one vote principle — stating that voting power should be proportional to an investor’s economic ownership— is generally preferred in order to hold the board accountable to shareholders. AB’s general expectation of companies with multi class equity structures is to attach safeguards for minority shareholders when appropriate and in a cost-effective manner, which may include measures such as sunset provisions or requiring periodic shareholder reauthorizations. We expect boards to routinely review existing multi-class vote structures and share their current view.
With that backdrop, we acknowledge that multi-class structures may be beneficial for a period of time, allowing management to focus on longer-term value creation which benefits all shareholders. Accordingly, AB recommends companies that had an initial public offering (IPO) in the past two (2) years to institute a time-based sunset to be triggered seven (7) years from the year of the IPO. In 2021, we will engage with companies in our significant holdings universe that fall under this category. We may vote against the relevant board member of companies that remain unresponsive starting 2022 AGM, unless there is a valid case to apply an exemption.
For companies that instituted a multi-class share structure unrelated to an IPO event or had an IPO two (2) or more years ago, sunset should be seven (7) years from the year when the issuer implemented the multi-class structure. If the structure was adopted greater than seven (7) years ago, we will expect the issuer to consider the shortest sunset plan that makes sense based on the issuer’s context. In 2021, we will engage with our portfolio companies in scope. We may vote against the respective board member if we don’t see any progress starting 2022 AGM, unless there is a valid case to apply an exemption.
46.Net Long Position Requirement     FOR
We support proposals that require the ownership level needed to call a special meeting to be based on the net long position of a shareholder or shareholder group. This standard ensures that a significant economic interest accompanies the voting power.
47.Reincorporation     CASE-BY-CASE
There are many valid business reasons a corporation may choose to reincorporate in another jurisdiction. We perform a case-by-case review of such proposals, taking into consideration management’s stated reasons for the proposed move.
Careful scrutiny also will be given to proposals that seek approval to reincorporate in countries that serve as tax havens. When evaluating such proposals, we consider factors such as the location of the company’s business, the statutory protections available in the country to enforce shareholder rights and the tax consequences of the reincorporation to shareholders.
48.Reincorporation to Another Jurisdiction to Permit Majority Voting or Other Changes in Corporate Governance (SHP)     CASE-BY-CASE
If a shareholder proposes that a company move to a jurisdiction where majority voting (among other shareholder-friendly conditions) is permitted, we will generally oppose the move notwithstanding the fact that we favor majority voting for directors. Our rationale is that the legal costs, taxes, other expenses, and other factors, such as business disruption, in almost all cases would be material and outweigh the benefit of majority voting. If, however, we should find that these costs are not material and/or do not outweigh the benefit of majority voting, we may vote in favor of this kind of proposal. We will evaluate similarly proposals that would require reincorporation in another state to accomplish other changes in corporate governance.
49.Stock Splits     FOR
Stock splits are intended to increase the liquidity of a company’s common stock by lowering the price, thereby making the stock seem more attractive to small investors. We generally vote in favor of stock split proposals.
50.Submit Company’s Shareholder Rights Plan to Shareholder Vote (SHP)     FOR
Most shareholder rights plans (also known as “poison pills”) permit the shareholders of a target company involved in a hostile takeover to acquire shares of the target company, the acquiring company, or both, at a substantial discount once a “triggering event” occurs. A triggering event is usually a hostile tender offer or the acquisition by an outside party of a certain percentage of the target company's stock. Because most plans exclude the hostile bidder from the purchase, the effect in most instances is to dilute the equity interest and the voting rights of the potential acquirer once the plan is triggered. A shareholder rights plan is designed to discourage potential acquirers from acquiring shares to make a bid for the issuer. We believe that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but also may have a detrimental effect on the value of the company.
We support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We evaluate on a case-by-case basis proposals to implement or eliminate a shareholder rights plan.
AllianceBernstein L.P.

51.Transferrable Stock Options     CASE-BY-CASE
In cases where a compensation plan includes a transferable stock option program, we will consider the plan on a case-by-case basis.
These programs allow stock options to be transferred to third parties in exchange for cash or stock. In effect, management becomes insulated from the downside risk of holding a stock option, while the ordinary shareholder remains exposed to downside risk. This insulation may unacceptably remove management’s exposure to downside risk, which significantly misaligns management and shareholder interests. Accordingly, we generally vote against these programs if the transfer can be executed without shareholder approval, is available to executive officers or non-employee directors, or we consider the available disclosure relating to the mechanics and structure of the program to be insufficient to determine the costs, benefits, and key terms of the program.
3.4AUDITOR PROPOSALS
52.Appointment of Auditors     FOR
We believe that the company is in the best position to choose its accounting firm, and we generally support management's recommendation.
We recognize that there may be inherent conflicts when a company’s independent auditors perform substantial non-audit related services for the company. Therefore, in reviewing a proposed auditor, we will consider the amount of fees paid for non-audit related services performed compared to the total audit fees paid by the company to the auditing firm, and whether there are any other reasons for us to question the independence or performance of the firm’s auditor such as, for example, tenure. We generally will deem as excessive the non-audit fees paid by a company to its auditor if those fees account for 50% or more of total fees paid. In the UK market, which utilizes a different calculation, we adhere to a non-audit fee cap of 100% of audit fees. Under these circumstances, we generally vote against the auditor and the directors, in particular the members of the company’s audit committee. In addition, we generally vote against authorizing the audit committee to set the remuneration of such auditors. We exclude from this analysis non-audit fees related to IPOs, bankruptcy emergence, and spin-offs and other extraordinary events. We may vote against or abstain due to a lack of disclosure of the name of the auditor while taking into account local market practice.
53.Approval of Financial Statements     FOR
In some markets, companies are required to submit their financial statements for shareholder approval. This is generally a routine item and, as such, we will vote for the approval of financial statements unless there are appropriate reasons to vote otherwise. We may vote against if the information is not available in advance of the meeting.
54.Approval of Internal Statutory Auditors     FOR
Some markets (e.g., Japan) require the annual election of internal statutory auditors. Internal statutory auditors have a number of duties, including supervising management, ensuring compliance with the articles of association, and reporting to a company’s board on certain financial issues. In most cases, the election of internal statutory auditors is a routine item, and we will support management’s nominee provided that the nominee meets the regulatory requirements for serving as internal statutory auditors. However, we may vote against nominees who are designated independent statutory auditors who serve as executives of a subsidiary or affiliate of the issuer or if there are other reasons to question the independence of the nominees.
55.Limitation of Liability of External Statutory Auditors (Japan)     CASE-BY-CASE
In Japan, companies may limit the liability of external statutory auditors in the event of a shareholder lawsuit through any of three mechanisms: (i) submitting the proposed limits to shareholder vote; (ii) setting limits by modifying the company’s articles of incorporation; and (iii) setting limits in contracts with outside directors, outside statutory auditors and external audit firms (requires a modification to the company’s articles of incorporation). A vote by 3% or more of shareholders can nullify a limit set through the second mechanism. The third mechanism has historically been the most prevalent.
We review proposals to set limits on auditor liability on a case-by-case basis, considering whether such a provision is necessary to secure appointment and whether it helps to maximize long-term shareholder value.
56.Separating Auditors and Consultants (SHP)     CASE-BY-CASE
We believe that a company serves its shareholders’ interests by avoiding potential conflicts of interest that might interfere with an auditor’s independent judgment. SEC rules adopted as a result of the Sarbanes-Oxley Act of 2002 attempted to address these concerns by prohibiting certain services by a company’s independent auditors and requiring additional disclosure of other non-audit related services.
We evaluate on a case-by-case basis proposals that go beyond the SEC rules or other local market standards by prohibiting auditors from performing other non-audit services or calling for the board to adopt a policy to ensure auditor independence.
We take into consideration the policies and procedures the company already has in place to ensure auditor independence and non-audit fees as a percentage of total fees paid to the auditor are not excessive.
AllianceBernstein L.P.

3.5SHAREHOLDER ACCESS AND VOTING PROPOSALS
57.A Shareholder’s Right to Call Special Meetings (SHP)     FOR
Most state corporation statutes (though not Delaware, where many US issuers are domiciled) allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings. This right may apply only if a shareholder, or a group of shareholders, owns a specified percentage as defined by the relevant company bylaws.
We recognize the importance of the right of shareholders to remove poorly performing directors, respond to takeover offers and take other actions without having to wait for the next annual meeting. However, we also believe it is important to protect companies and shareholders from nuisance proposals. We further believe that striking a balance between these competing interests will maximize shareholder value. We believe that encouraging active share ownership among shareholders generally is beneficial to shareholders and helps maximize shareholder value. Accordingly, we will generally support a proposal to establish shareholders’ right to call a special meeting unless we see a potential abuse of the right based on the company’s current share ownership structure.
58.Adopt Cumulative Voting (SHP)     CASE-BY-CASE
Cumulative voting is a method of electing directors that enables each shareholder to multiply the number of his or her shares by the number of directors being considered. A shareholder may then cast the total votes for any one director or a selected group of directors. For example, a holder of 10 shares normally casts 10 votes for each of 12 nominees to the board thus giving the shareholder 120 (10 × 12) votes. Under cumulative voting, the shareholder may cast all 120 votes for a single nominee, 60 for two, 40 for three, or any other combination that the shareholder may choose.
We believe that encouraging activism among shareholders generally is beneficial to shareholders and helps maximize shareholder value. Cumulative voting supports the interests of minority shareholders in contested elections by enabling them to concentrate their votes and dramatically increase their chances of electing a dissident director to a board.
Accordingly, we generally will support shareholder proposals to restore or provide for cumulative voting and we generally will oppose management proposals to eliminate cumulative voting. However, we may oppose cumulative voting if a company has in place both proxy access, which allows shareholders to nominate directors to the company’s ballot, and majority voting (with a carve-out for plurality voting in situations where there are more nominees than seats), which requires each director to receive the affirmative vote of a majority of votes cast and, we believe, leads to greater director accountability to shareholders.
Also, we support cumulative voting at controlled companies regardless of any other shareholder protections that may be in place.
59.Adopt Cumulative Voting in Dual Shareholder Class Structures (SHP)     FOR
In dual class structures (such as A and B shares) where the shareholders with a majority economic interest have a minority voting interest, we generally vote in favor of cumulative voting for those shareholders.
60.Early Disclosure of Voting Results (SHP)     AGAINST
These proposals seek to require a company to disclose votes sooner than is required by the local market. In the US, the SEC requires disclosure in the first periodic report filed after the company’s annual meeting which we believe is reasonable. We do not support requests that require disclosure earlier than the time required by the local regulator.
61.Limiting a Shareholder’s Right to Call Special Meetings     AGAINST
Companies contend that limitations on shareholders’ rights to call special meetings are needed to prevent minority shareholders from taking control of the company's agenda. However, such limits also have anti-takeover implications because they prevent a shareholder or a group of shareholders who have acquired a significant stake in the company from forcing management to address urgent issues, such as the potential sale of the company. Because most states prohibit shareholders from abusing this right, we see no justifiable reason for management to eliminate this fundamental shareholder right. Accordingly, we generally will vote against such proposals.
In addition, if the board of directors, without shareholder consent, raises the ownership threshold a shareholder must reach before the shareholder can call a special meeting, we will vote against those directors.
AllianceBernstein L.P.

62.Permit a Shareholder’s Right to Act by Written Consent (SHP)     CASE-BY-CASE
Action by written consent enables a large shareholder or group of shareholders to initiate votes on corporate matters prior to the annual meeting. We believe this is a fundamental shareholder right and, accordingly, will generally support shareholder proposals seeking to restore this right. However, in cases where a company has a majority shareholder or group of related majority shareholders with majority economic interest, we will oppose proposals seeking to restore this right as there is a potential risk of abuse by the majority shareholder or group of majority shareholders. We may also vote against the proposal if the company provides shareholders a right to call special meetings with an ownership threshold of 15% or below in absence of material restrictions, as we believe that shareholder access rights should be considered from a holistic view rather than promoting all possible access rights that may impede one another in contrast to long-term shareholder value.
63.Proxy Access for Annual Meetings (SHP) (Management)     FOR
These proposals allow “qualified shareholders” to nominate directors. We generally vote in favor of management and shareholder proposals for proxy access that employ guidelines reflecting the SEC framework for proxy access (adopted by the SEC in 2010, but vacated by the US District of Columbia Circuit Court of Appeals in 2011), which would have allowed a single shareholder, or group of shareholders, who hold at least 3% of the voting power for at least three years continuously to nominate up to 25% of the current board seats, or two directors, for inclusion in the subject company’s annual proxy statement alongside management nominees.
We may vote against proposals that use requirements that are stricter than the SEC’s framework including implementation restrictions and against individual board members, or entire boards, who exclude from their ballot properly submitted shareholder proxy access proposals or compete against shareholder proxy access proposals with stricter management proposals on the same ballot We will generally vote in favor of proposals that seek to amend an existing right to more closely align with the SEC framework.
We will evaluate on a case-by-case basis proposals with less stringent requirements than the vacated SEC framework.
From time to time we may receive requests to join with other shareholders to support a shareholder action. We may, for example, receive requests to join a voting block for purposes of influencing management. If the third parties requesting our participation are not affiliated with us and have no business relationships with us, we will consider the request on a case-by-case basis. However, where the requesting party has a business relationship with us (e.g., the requesting party is a client or a significant service provider), agreeing to such a request may pose a potential conflict of interest. As a fiduciary we have an obligation to vote proxies in the best interest of our clients (without regard to our own interests in generating and maintaining business with our other clients) and given our desire to avoid even the appearance of a conflict, we will generally decline such a request.
64.Reduce Meeting Notification from 21 Days to 14 Days (UK)     FOR
Companies in the United Kingdom may, with shareholder approval, reduce the notice period for extraordinary general meetings from 21 days to 14 days.
A reduced notice period expedites the process of obtaining shareholder approval of additional financing needs and other important matters. Accordingly, we support these proposals.
65.Shareholder Proponent Engagement Process (SHP)     FOR
We believe that proper corporate governance requires that proposals receiving support from a majority of shareholders be considered and implemented by the company. Accordingly, we support establishing an engagement process between shareholders and management to ensure proponents of majority-supported proposals, have an established means of communicating with management.
66.Supermajority Vote Requirements     AGAINST
A supermajority vote requirement is a charter or by-law requirement that, when implemented, raises the percentage (higher than the customary simple majority) of shareholder votes needed to approve certain proposals, such as mergers, changes of control, or proposals to amend or repeal a portion of the Articles of Incorporation.
In most instances, we oppose these proposals and support shareholder proposals that seek to reinstate the simple majority vote requirement. However we may support supermajority vote requirements at controlled companies as a protection to minority shareholders from unilateral action of the controlling shareholder.
AllianceBernstein L.P.

67.Authorize Virtual-Only Shareholder Meetings    CASE-BY-CASE
COVID-19 has called for a need to authorize companies in holding virtual-only shareholder meetings. While recognizing technology has enabled shareholders to remain connected with the board and management, AB acknowledges that virtual only shareholder meetings have resulted in certain companies abusing their authority by limiting shareholders from raising questions and demanding onerous requirements to be able to read their questions during the meeting. Because such practice varies by company and jurisdiction with different safeguard provisions, we will consider—among other things—a company’s disclosure on elements such as those below when voting on management or shareholder proposals for authorizing the company to hold virtual-only shareholder meetings:
+Explanation for eliminating the in-person meeting;
+Clear description of which shareholders are qualified to participate in virtual-only shareholder meetings and how attendees can join the meeting;
+How to submit and ask questions;
+How the company plans to mimic a real-time in-person question and answer session; and
+List of questions received from shareholders in their entirety, both prior to and during the meeting, as well as associated responses from the company
3.6ENVIRONMENTAL, SOCIAL AND DISCLOSURE PROPOSALS
68.Animal Welfare (SHP)     CASE-BY-CASE
These proposals may include reporting requests or policy adoption on items such as pig gestation crates and animal welfare in the supply chain For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.
We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.
69.Climate Change (SHP)     CASE-BY-CASE, Generally FOR (on proposals described below)
Proposals addressing climate change concerns are plentiful and their scope varies. Climate change increasingly receives investor attention as a potentially critical and material risk to the sustainability of a wide range of business-specific activities. These proposals may include emissions standards or reduction targets, quantitative goals, and impact assessments. We generally support these proposals, while taking into account the materiality of the issue and whether the proposed information is of added benefit to shareholders.
For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.
We generally support shareholder proposals calling for reports and disclosure, while taking into account existing policies and procedures of the company and whether the proposal is of added benefit to shareholders.
70.Say on Climate
Say on Climate is an advisory vote mechanism that seeks to obtain shareholder approval on the company’s existing climate risk management related efforts. We recognize both the benefits of having an opportunity to review the company’s climate program, but also the risks entailed in formally approving the plan.3 Accordingly, we are generally unsupportive of shareholder proposals that require management to establish a say on climate mechanism.
In assessing the climate risk management strategy of issuers, AllianceBernstein considers factors such as following, but not limited to:
Emissions Metrics and Targets
•Does the company have emissions metrics and targets in place for Scopes 1 and 2 emissions in alignment with the Paris Agreement?
Climate Risk Management
•Does the company perform scenario analysis that includes the use of a widely recognized, scientifically-based 1.5 degree scenario?
Governance
•Does the Board provide oversight on the issuer’s climate change strategy?
•Has the company incurred any recent material failures, or been involved in any controversies, related to managing climate-related risk?
3 https://www.unpri.org/stewardship/climate-transition-plan-votes-investor-briefing/9096.article
AllianceBernstein L.P.

Disclosure
•Does the company disclose its exposure to climate risk via the framework developed by the Taskforce on Climate- related Financial Disclosure?
While Say on Climate (“SOC”) vote offers us an additional opportunity to express our view of the company’s relevant risk management, AllianceBernstein’s engagement and fundamental research processes drive our integration of climate related risks and opportunities apart from the SOC mechanism.
71.Charitable Contributions (SHP) (Management)     CASE-BY-CASE
Proposals relating to charitable contributions may be sponsored by either management or shareholders.
Management proposals may ask to approve the amount for charitable contributions.
We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.
72.Environmental Proposals (SHP)     CASE-BY-CASE
These proposals can include reporting and policy adoption requests in a wide variety of areas, including, but not limited to, (nuclear) waste, deforestation, biodiversity, packaging and recycling, renewable energy, toxic material, palm oil and water.
We consider company specific contexts as well as our ongoing research and engagements for evaluating the company’s existing policies and practices. National standards, best practices and the potential enactment of new regulations in addition to any investment risk regarding the specific issue are also incorporated into our assessments.
We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.
73.Genetically Altered or Engineered Food and Pesticides (SHP)     CASE-BY-CASE
These proposals may include reporting requests on pesticides monitoring/use and Genetically Modified Organism (GMO) as well as GMO labeling.
For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.
We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.
74.Health Proposals (SHP)     CASE-BY-CASE
These proposals may include reports on pharmaceutical pricing, antibiotic use in the meat supply, and tobacco products. We generally support shareholder proposals calling for reports and disclosure while taking into account the current reporting policies of the company and whether the proposed information is of added benefit to shareholders.
For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue. We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposal is of added benefit to shareholders.
75.Human Rights Policies and Reports (SHP)     CASE-BY-CASE
These proposals may include reporting requests on human rights risk assessments (“HRIA”), humanitarian engagement and mediation policies, working conditions, adopting policies on supply chain oversight, and expanding existing policies in these areas. We recognize that many companies have complex supply chains which have led to increased awareness of supply chain issues as an investment risk.
For proposals requesting companies to adopt a policy, we will carefully consider existing policies and the company’s incorporation of national standards and best practices. In addition, we will evaluate the potential enactment of new regulations, as well as any investment risk related to the specific issue.
For proposals addressing forced labor and supply chain management from the human rights perspective, AB assesses the proposal based on its proprietary framework. The framework considers factors such as oversight of the issue, risk identification process, action plan to mitigate risks, the effectiveness of the action plan, and future improvement.
We generally support shareholder proposals calling for reports and disclosure while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.
AllianceBernstein L.P.

76.Include Sustainability as a Performance Measure (SHP)     CASE-BY-CASE
We believe management and directors should be given latitude in determining appropriate performance measurements. While doing so, consideration should be given to how long-term sustainability issues might affect future company performance. Therefore, we will evaluate on a case-by-case basis proposals requesting companies to consider incorporating specific, measurable, practical goals consisting of sustainability principles and environmental impacts as metrics for incentive compensation and how they are linked with our objectives as long-term shareholders.
77.Lobbying and Political Spending (SHP)     FOR
We generally vote in favor of proposals requesting increased disclosure of political contributions and lobbying expenses, including those paid to trade organizations and political action committees, whether at the federal, state, or local level. These proposals may increase transparency.
78.Other Business     AGAINST
In certain jurisdictions, these proposals allow management to act on issues that shareholders may raise at the annual meeting. Because it is impossible to know what issues may be raised, we will vote against these proposals.
79.Reimbursement of Shareholder Expenses (SHP)     AGAINST
These shareholder proposals would require companies to reimburse the expenses of shareholders who submit proposals that receive a majority of votes cast or the cost of proxy contest expenses. We generally vote against these proposals, unless reimbursement occurs only in cases where management fails to implement a majority passed shareholder proposal, in which case we may vote in favor.
80.Sustainability Report (SHP)     FOR
We generally support shareholder proposals calling for reports and disclosure related to sustainability while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.
81.Workplace: Diversity (SHP)     FOR
We generally support shareholder proposals calling for reports and disclosure surrounding workplace diversity while taking into account existing policies and procedures of the company and whether the proposed information is of added benefit to shareholders.
We generally support proposals requiring a company to amend its Equal Employment Opportunity policies to prohibit workplace discrimination based on sexual orientation and gender identity.
82.Workplace: Gender Pay Equity(SHP)     FOR
A report on pay disparity between genders typically compares the difference between male and female median earnings expressed as a percentage of male earnings and may include, (i) statistics and rationale explanation pertaining to changes in the size of the gap, (ii) recommended actions, and (iii) information on whether greater oversight is needed over certain aspects of the company’s compensation policies. In the U.S., we are generally supportive of proposals to require companies to make similar assessments and disclosure related to the pay disparity between different gender and ethnic/racial groups. Shareholder requests to place a limit on a global median ethnic/racial pay gap will be assessed based on the cultural and the legal context of markets to which the company is exposed.
The SEC requires US issuers with fiscal years ending on or after January 1, 2017, to contrast CEO pay with median employee pay. This requirement, however, does not specifically address gender pay equity issues in such pay disparity reports.
Accordingly, we will generally support proposals requiring gender pay metrics, taking into account the specific metrics and scope of the information requested and whether the SEC’s requirement renders the proposal unnecessary.
AllianceBernstein L.P.

4.CONFLICTS OF INTEREST
4.1INTRODUCTION
As a fiduciary, we always must act in our clients’ best interests. We strive to avoid even the appearance of a conflict that may compromise the trust our clients have placed in us, and we insist on strict adherence to fiduciary standards and compliance with all applicable federal and state securities laws. We have adopted a comprehensive Code of Business Conduct and Ethics (“Code”) to help us meet these obligations. As part of this responsibility and as expressed throughout the Code, we place the interests of our clients first and attempt to avoid any perceived or actual conflicts of interest.
AB recognizes that potentially material conflicts of interest arise when we engage with a company or vote a proxy solicited by an issuer that sponsors a retirement plan we manage (or administer), that distributes AB-sponsored mutual funds, or with which AB or one or more of our employees have another business or personal relationship, and that such conflicts could affect how we vote on the issuer’s proxy. Similarly, potentially material conflicts of interest arise when engaging with and deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. In order to address any perceived or actual conflict of interest, the procedures set forth below in sections 4.2 through 4.8 have been established for use when we encounter a potential conflict to ensure that our engagement activities and voting decisions are in our clients’ best interest consistent with our fiduciary duties and seek to maximize shareholder value.
4.2ADHERENCE TO STATED PROXY VOTING POLICIES
Votes generally are cast in accordance with this Policy4. In situations where our Policy involves a case-by-case assessment, the following sections provide criteria that will guide our decision. In situations where our Policy on a particular issue involves a case-by-case assessment and the vote cannot be clearly decided by an application of our stated Policy, a member of the Committee or his/her designee will make the voting decision in accordance with the basic principle of our Policy to vote proxies with the intention of maximizing the value of the securities in our client accounts. In these situations, the voting rationale must be documented either on the voting platform of our proxy services vendor, by retaining relevant emails or another appropriate method. Where appropriate, the views of investment professionals are considered. All votes cast contrary to our stated voting Policy on specific issues must be documented. If a proxy vote involves a potential conflict of interest, the voting decision will be determined in accordance with the processes outlined in section 4.5 of the Policy. On an annual basis, the Committee will receive and review a report of all such votes so as to confirm adherence with the Policy.
4.3DISCLOSURE OF CONFLICTS
When considering a proxy proposal, members of the Committee or investment professionals involved in the decision-making process must disclose to the Committee any potential conflict (including personal relationships) of which they are aware and any substantive contact that they have had with any interested outside party (including the issuer or shareholder group sponsoring a proposal) regarding the proposal. Any previously unknown conflict will be recorded on the Potential Conflicts List (discussed below). If a member of the Committee has a material conflict of interest, he or she generally must recuse himself or herself from the decision-making process.
4.4POTENTIAL CONFLICTS LIST
No less frequently than annually, a list of companies and organizations whose engagement and proxies may pose potential conflicts of interest is compiled by the Legal and Compliance Department (the “Potential Conflicts List”). The Potential Conflicts List generally includes:
+Publicly-traded clients of AB;
+Publicly-traded companies that distribute AB mutual funds;
+Bernstein private clients who are directors, officers, or 10% shareholders of publicly traded companies;
+Publicly-traded companies that are sell-side clients of our affiliated broker-dealer, SCB&Co.;
+Companies where an employee of AB or Equitable Holdings, Inc., the parent company of AB, has identified an interest;
+Publicly-traded affiliated companies;
+Clients who sponsor, publicly support or have material interest in a proposal upon which we will be eligible to vote;
+Publicly-traded companies targeted by the AFL-CIO for engagement and voting; and
+Any other company subject to a material conflict of which a Committee member becomes aware5.
We determine our votes for all meetings of companies that may present a conflict by applying the processes described in Section 4.5 below. We document all instances when the Conflicts Officer determines our vote.
4 From time to time a client may request that we vote their proxies consistent with AFL-CIO guidelines or the policy of the National Association of Pension Funds. In those situations, AB reserves the right to depart from those policies if we believe it to be in the client’s best interests.
5 The Committee must notify the Legal and Compliance Department promptly of any previously unknown conflict.
AllianceBernstein L.P.

4.5DETERMINE EXISTENCE OF CONFLICT OF INTEREST
When we encounter a potential conflict of interest, we review our proposed vote using the following analysis to ensure our voting decision is in the best interest of our clients:
+If our proposed vote is explicitly addressed by and consistent with the Policy, no further review is necessary.
+If our proposed vote is contrary to the Policy (i.e., requires a case-by-case assessment or is not covered by the Policy), the vote will be presented to the Conflicts Officer. The Conflicts Officer’s review will be documented using a Proxy Voting Conflict of Interest Form (a copy of which is attached hereto). The Conflicts Officer will determine whether the proposed vote is reasonable. If the Conflicts Officer cannot determine that the proposed vote is reasonable, the Conflicts Officer may instruct AB to refer the votes back to the client(s) or take other actions as the Conflicts Officer deems appropriate in light of the facts and circumstances of the particular potential conflict. The Conflicts Officer may take or recommend that AB take the following steps:
+Recuse or “wall-off” certain personnel from the proxy voting process;
+Confirm whether AB’s proposed vote is consistent with the voting recommendations of our proxy research services vendor; or
+Take other actions as the Conflicts Officer deems appropriate.
4.6REVIEW OF THIRD-PARTY PROXY SERVICE VENDORS
AB engages one or more Proxy Service Vendors to provide voting recommendations and voting execution services. From time to time, AB will evaluate each Proxy Service Vendor’s services to assess that they are consistent with this Policy and the best interest of our clients. This evaluation may include: (i) a review of pre-populated votes on the Proxy Service
Vendor’s electronic voting platform before such votes are cast, and (ii) a review of policies that address the consideration of additional information that becomes available regarding a proposal before the vote is cast. AB will also periodically review whether Proxy Service Vendors have the capacity and competency to adequately analyze proxy issues and provide the necessary services to AB. AB will consider, among other things, the adequacy and quality of the Proxy Service Vendor’s staffing, personnel and/or technology, as well as whether the Proxy Service Vendor has adequate disclosures regarding its methodologies in formulating voting recommendations. If applicable, we will also review whether any potential factual errors, incompleteness or methodological weaknesses materially affected the Proxy Service Vendor’s services and the effectiveness of the Proxy Service Vendor’s procedures for obtaining current and accurate information relevant to matters included in its research.
The Committee also takes reasonable steps to review the Proxy Service Vendor’s policies and procedures addressing conflicts of interest and verify that the Proxy Service Vendor(s) to which we have a full- level subscription is, in fact, independent based on all of the relevant facts and circumstances. This includes reviewing each Proxy Service Vendor’s conflict management procedures on an annual basis. When reviewing these conflict management procedures, we will consider, among other things, (i) whether the Proxy Service Vendor has adequate policies and procedures to identify, disclose, and address actual and potential conflicts of interest; and (ii) whether the Proxy Service Vendor provides adequate disclosure of actual and potential conflicts of interest with respect to the services provided to AB by the Proxy Service Vendor and (iii) whether the Proxy Service Vendor’s policies and procedures utilize technology in delivering conflicts disclosure; and (iv) can offer research in an impartial manner and in the best interests of our clients.
4.7CONFIDENTIAL VOTING
It is AB’s policy to support confidentiality before the actual vote has been cast. Employees are prohibited from revealing how we intend to vote except to (i) members of the Committee; (ii) Portfolio Managers who hold the security in their managed accounts; (iii) the Research Analyst(s) who cover(s) the security; (iv) clients, upon request, for the securities held in their portfolios; (v) clients who do not hold the security or for whom AB does not have proxy voting authority, but who provide AB with a signed a Non-Disclosure Agreement; or (vi) declare our stance on an ESG related shareholder proposal(s) that is (are) deemed material for the issuer’s business for generating long-term value in our clients’ best interests. Once the votes have been cast for our mutual fund clients, they are made public in accordance with mutual fund proxy vote disclosures required by the SEC, and we generally post all votes to our public website one business day after the meeting date.
We may participate in proxy surveys conducted by shareholder groups or consultants so long as such participation does not compromise our confidential voting policy. Specifically, prior to our required SEC disclosures each year, we may respond to surveys asking about our proxy voting policies, but not any specific votes. After our mutual fund proxy vote disclosures required by the SEC each year have been made public and/or votes have been posted to our public website, we may respond to surveys that cover specific votes in addition to our voting policies.
AllianceBernstein L.P.

On occasion, clients for whom we do not have proxy voting authority may ask us how AB’s Policy would be implemented. A member of the Committee or one or more members of Responsibility team may provide the results of a potential implementation of the AB policy to the client’s account subject to an understanding with the client that the implementation shall remain confidential.
Any substantive contact regarding proxy issues from the issuer, the issuer’s agent or a shareholder group sponsoring a proposal must be reported to the Committee if such contact was material to a decision to vote contrary to this Policy.
Routine administrative inquiries from proxy solicitors need not be reported.
4.8A NOTE REGARDING AB'S STRUCTURE
AB and AllianceBernstein Holding L.P. (“AB Holding”) are Delaware limited partnerships. As limited partnerships, neither company is required to produce an annual proxy statement or hold an annual shareholder meeting. In addition, the general partner of AB and AB Holding, AllianceBernstein Corporation is an indirect wholly owned subsidiary of Equitable Holdings, Inc.
As a result, most of the positions we express in this Proxy Voting Policy are inapplicable to our business. For example, although units in AB Holding are publicly traded on the New York Stock Exchange (“NYSE”), the NYSE Listed Company Manual exempts limited partnerships and controlled companies from compliance with various listing requirements, including the requirement that our board have a majority of independent directors.
5.VOTING TRANSPARENCY
We publish our voting records on our website (http://vds.issproxy.com/SearchPage.php?CustomerID=447) one business day after the shareholder meeting date for each issuer company. Many clients have requested that we provide them with periodic reports on how we voted their proxies. Clients may obtain information about how we voted proxies on their behalf by contacting their Advisor.
6.RECORDKEEPING
All of the records referenced below will be kept in an easily accessible place for at least the length of time required by local regulation and custom, and, if such local regulation requires that records are kept for less than six (6) years from the end of the fiscal year during which the last entry was made on such record, we will follow the US rule of six (6) or more years. If the local regulation requires that records are kept for more than six (6) or more years, we will comply with the local regulation. We maintain the vast majority of these records electronically.
6.1PROXY VOTING AND GOVERNANCE POLICY
The Policy shall be maintained in the Legal and Compliance Department and posted on our company intranet and on the AB website: (https://www.alliancebernstein.com/content/dam/corporate/corporate-pdfs/AB-Proxy-Voting-and-Governance-Policy.pdf).
6.2PROXY STATEMENTS RECEIVED REGARDING CLIENT SECURITIES
For US Securities6, AB relies on the SEC to maintain copies of each proxy statement we receive regarding client securities. For Non-US Securities, we rely on ISS, our proxy voting agent, to retain such proxy statements.
6.3RECORDS OF VOTES CAST ON BEHALF OF CLIENTS
Records of votes cast by AB are retained electronically by our proxy research service vendor.
6.4PRE-DISCLOSURE OF VOTE INTENTIONS ON SELECT PROPOSALS
As part of our engagement and stewardship efforts, AB publishes our vote intentions on certain proposals in advance of select shareholder meetings, with an emphasis on issuers where our discretionary managed accounts have significant economic exposure. The selected proposals are chosen because they impact a range of key topics where AB may have expressed our viewpoints publicly, through prior engagement or proxy voting. We do not pre-disclose our vote intentions on mergers and acquisition activity. The published vote intentions are available on our RI webpage (https://www.alliancebernstein.com/corporate/en/corporate-responsibility/data-disclosures/predisclosed-vote-intention.html).
6.5RECORDS OF CLIENTS REQUESTS FOR PROXY VOTING INFORMATION
Copies of written requests from clients for information on how AB voted their proxies shall be maintained by the Legal and Compliance Department. Responses to written and oral requests for information on how we voted clients’ proxies will be kept in the Client Group.
6 US securities are defined as securities of issuers required to make reports pursuant to §12 of the Securities Exchange Act of 1934, as amended. Non-US securities are defined as all other securities.
AllianceBernstein L.P.

6.6DOCUMENTS PREPARED BY AB THAT ARE MATERIAL TO VOTING DECISIONS
The Committee is responsible for maintaining documents prepared by the Committee or any AB employee that were material to a voting decision. Therefore, where an investment professional’s opinion is essential to the voting decision, the recommendation from investment professionals must be made in writing to a member of Responsibility team.
7.PROXY VOTING PROCEDURES
7.1VOTE ADMINISTRATION
In an effort to increase the efficiency of voting proxies, AB currently uses ISS to submit votes electronically for our clients’ holdings globally.
Issuers initially send proxy information to the custodians of our client accounts. We instruct these custodian banks to direct proxy related materials to ISS’s offices. ISS provides us with research related to each resolution and pre-populates certain ballots based on the guidelines contained in this Policy. Members of Responsibility team assess the proposals via ISS’s web platform, ProxyExchange, and submit all votes electronically. ISS then returns the proxy ballot forms to the designated returnee for tabulation. In addition, AB’s proxy votes are double-checked in a two-tiered approach. Votes for significant holdings, as defined by our stake, are reviewed real-time by an offshore team to verify that the executed votes are in-line with our Policy. Votes outside of the significant holdings universe are sampled and reviewed on a monthly basis by the members of Responsibility team to ensure their compliance with our Policy.
If necessary, any paper ballots we receive will be voted online using ProxyVote or via mail or fax.
7.2SHARE BLOCKING AND ABSTAINING FROM VOTING CLIENT SECURITIES
Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. We may determine that the value of exercising the vote is outweighed by the detriment of not being able to sell the shares during this period. In cases where we want to retain the ability to trade shares, we may determine to not vote those shares.
We seek to vote all proxies for securities held in client accounts for which we have proxy voting authority. However, in some markets administrative issues beyond our control may sometimes prevent us from voting such proxies. For example, we may receive meeting notices after the cut-off date for voting or without enough time to fully consider the proxy. Similarly, proxy materials for some issuers may not contain disclosure sufficient to arrive at a voting decision, in which cases we may abstain from voting. Some markets outside the US require periodic renewals of powers of attorney that local agents must have from our clients prior to implementing our voting instructions.
AB will abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if AB determines that abstaining or not voting would be in the applicable client's best interest. In making such a determination, AB will consider various factors, including, but not limited to: (i) the costs associated with exercising the proxy (e.g., translation or travel costs); (ii) any legal restrictions on trading resulting from the exercise of a proxy (e.g., share-blocking jurisdictions); (iii) whether AB’s clients have sold the underlying securities since the record date for the proxy; and (iv) whether casting a vote would not reasonably be expected to have a material effect on the value of the client’s investment.
7.3LOANED SECURITIES
Many of our clients have entered into securities lending arrangements with agent lenders to generate additional revenue. We will not be able to vote securities that are on loan under these types of arrangements. However, for AB managed funds, the agent lenders have standing instructions to recall all securities on loan systematically in a timely manner on a best effort basis in order for AB to vote the proxies on those previously loaned shares.
If you have questions or desire additional information about this Policy, please contact ProxyTeam@alliancebernstein.com.
AllianceBernstein L.P.

PROXY VOTING GUIDELINE SUMMARY

Board and Director Proposals
	Board Diversity			+
+	Establish New Board Committees and Elect Board Members with Specific Expertise			+
	Changes in Board Structure and Amending the Articles of Incorporation	+
	Classified Boards		+
	Director Liability and Indemnification			+
+	Disclose CEO Succession Plan	+
	Election of Directors	+
	Controlled Company Exemption			+
	Voting for Director Nominees in a Contested Election			+
+	Independent Lead Director	+
+	Limit Term of Directorship			+
+	Majority of Independent Directors	+
+	Majority of Independent Directors on Key Committees	+
+	Majority Votes for Directors	+
+	Removal of Directors Without Cause	+
+	Require Independent Board Chairman			+
+	Require Two Candidates for Each Board Seat		+
	Cross-Shareholding (Japan)		+
Compensation Proposals
+	Elimination of Single Trigger Change-in-Control Agreements	+
+	Pro Rata Vesting of Equity Compensation Awards-Change of Control			+
+	Adopt Policies to Prohibit any Death Benefits to Senior Executives		+
+	Advisory Vote to Ratify Directors’ Compensation	+
+	Amend Executive Compensation Plan Tied to Performance (Bonus Banking)		+
	Approve Remuneration for Directors and Auditors			+
	Approve Remuneration Reports			+
	Approve Retirement Bonuses for Directors (Japan and South Korea)			+
	Approve Special Payments to Continuing Directors and Auditors (Japan)			+
+	Disclose Executive and Director Pay			+
+	Exclude Pension Income from Performance-Based Compensation	+
	Executive and Employee Compensation Plans			+
+	Limit Dividend Payments to Executives		+
+	Limit Executive Pay			+
+	Mandatory Holding Periods		+
+	Performance-Based Stock Option Plans			+
+	Prohibit Relocation Benefits to Senior Executives		+
+	Recovery of Performance-Based Compensation	+
+	Submit Golden Parachutes/Severance Plans to a Shareholder Vote		+
+	Submit Golden Parachutes/Severance Plans to a Shareholder Vote prior to their being Negotiated by Management			+
+	Submit Survivor Benefit Compensation Plans to a Shareholder Vote	+
Capital Changes and Anti-Take Over Proposals
+	Amend Exclusive Forum Bylaw		+
	Amend Net Operating Loss (“NOL”) Rights Plans	+
	Authorize Share Repurchase	+
	Blank Check Preferred Stock		+
	Corporate Restructurings, Merger Proposals and Spin-Offs			+
	Elimination of Preemptive Rights			+
AllianceBernstein L.P.

+	Expensing Stock Options	+
	Fair Price Provisions			+
	Increase Authorized Common Stock			+
	Issuance of Equity without Preemptive Rights	+
	Issuance of Stock with Unequal Voting Rights			+
	Net Long Position Requirement	+
	Reincorporation			+
+	Reincorporation to Another jurisdiction to Permit Majority Voting or Other Changes in Corporate Governance			+
	Stock Splits	+
+	Submit Company’s Shareholder Rights Plan to a Shareholder Vote	+
	Transferrable Stock Options			+
Auditor Proposals
	Appointment of Auditors	+
	Approval of Financial Statements	+
	Approval of Internal Statutory Auditors	+
+	Limit Compensation Consultant Services		+
	Limitation of Liability of External Statutory Auditors (Japan)			+
+	Separating Auditors and Consultants			+
Shareholder Access & Voting Proposals
+	A Shareholder’s Right to Call Special Meetings	+
+	Adopt Cumulative Voting			+
+	Adopt Cumulative Voting in Dual Shareholder Class Structures	+
+	Early Disclosure of Voting Results		+
+	Implement Confidential Voting	+
	Limiting a Shareholder’s Right to Call Special Meetings		+
+	Permit a Shareholder’s Right to Act by Written Consent			+
+	Proxy Access for Annual Meetings	+
	Reduce Meeting Notification from 21 Days to 14 Days (UK)	+
+	Rotation of Locale for Annual Meeting		+
+	Shareholder Proponent Engagement Process	+
	Supermajority Vote Requirements		+
Environmental & Social, Disclosure Proposals
+	Animal Welfare			+
+	Climate Change			+
+	Say on Climate			+
+	Charitable Contributions			+
+	Environmental Proposals			+
+	Genetically Altered or Engineered Food and Pesticides			+
+	Health Proposals			+
+	Pharmaceutical Pricing (US)			+
+	Human Rights Policies and Reports			+
+	Include Sustainability as a Performance Measure (SHP)			+
+	Lobbying and Political Spending	+
+	Other Business		+
+	Reimbursement of Shareholder Expenses		+
+	Sustainability Report			+
+	Workplace: Diversity	+
+	Workplace: Pay Disparity			+

AllianceBernstein L.P.

PROXY VOTING CONFLICT OF INTEREST FORM

Name of Security	Date of Shareholder Meeting

Short Description of the conflict (client, mutual fund distributor, etc.):

1.	Is our proposed vote on all issues explicitly addressed by, and consistent with our stated proxy voting policy?	☐ Yes	☐ No
If yes, stop here and sign below as no further review is necessary.
2.	Is our proposed vote on consistent with our client's recommended vote ?	☐ Yes	☐ No
Leave blank if not applicable; if yes, continue to question 3; if no, provide a memo reflecting the guidelines provided below.
3.	Is our proposed vote consistent with the views of Institutional Shareholder Services?	☐ Yes	☐ No
Leave blank if not applicable.
Please attach a memo containing the following information and documentation supporting the proxy voting decision:
ª    A list of the issue(s) where our proposed vote is contrary to our stated Policy (director election, cumulative voting, compensation)
ª    A description of any substantive contact with any interested outside party and a proxy voting and governance committee or an AB investment professional that was material to our voting decision. Please include date, attendees, titles, organization they represent and topics discussed. If there was no such contact, please note as such.
ª    If the Independent Compliance Officer has NOT determined that the proposed vote is reasonable, please explain and indicate what action has been, or will be taken.

AB Conflicts Officer Approval (if necessary. Email approval is acceptable.):	Prepared by:

I hereby confirm that the proxy voting decision referenced on this form is reasonable.

Print Name:
AB Conflicts Officer
Date:
Date:
Please return this completed form and all supporting documentation to the Conflicts Officer in the Legal and Compliance Department and keep a copy for your records.
AllianceBernstein L.P.

BARROW HANLEY
Global Investors®
Proxy Voting Policy
Proxy Voting Policy & Guidelines

Barrow Hanley has accepted authority to vote proxies for our clients who have delegated this responsibility to us. It is the Firm’s Policy to vote our clients’ proxies in the best economic interests of our clients, the beneficial owners of the shares. The Firm has adopted this Proxy Voting Policy and procedures for handling research, voting, reporting, and disclosing proxy votes, and this set of Guidelines (“Guidelines”) that provide a framework for assessing proxy proposals.

Barrow Hanley votes all clients’ proxies the same based on the Firm’s Policy and Guidelines. If or when additional costs for voting proxies are identified, the Firm will determine whether such costs exceed the expected economic benefit of voting the proxy and may abstain from voting proxies for ERISA Plan clients. However, if/when such voting costs are borne by Barrow Hanley and not by the client, all proxies will be voted for all clients.

Disclosure information about the Firm’s Proxy Voting Policy & Guidelines is provided in the Firm’s Form ADV Part 2.

To assist in the proxy voting process, at its own expense, Barrow Hanley retains Glass Lewis & Co. (“Glass Lewis”) as proxy service provider. Glass Lewis provides:

•Research on corporate governance, financial statements, business, legal and accounting risks,
•Proxy voting recommendations, including environmental, social, and governance (“ESG”) voting Guidelines,
•Portfolio accounting and reconciliation of shareholdings for voting purposes,
•Proxy voting execution, record keeping, and reporting services.

Proxy Oversight Committee, Proxy Coordinators, and Proxy Voting Committee

•Barrow Hanley’s Proxy Oversight Committee is responsible for implementing and monitoring this proxy voting Policy, procedures, disclosures, and recordkeeping.
•The Proxy Oversight Committee conducts periodic reviews of proxy votes to ensure that the Policy is observed, implemented properly, and amended or updated, as appropriate.
•The Proxy Oversight Committee is comprised of the CCO, the Responsible Investing Committee Lead, the Head of Investment Operations, the ESG Research Coordinator, and an At-Large Portfolio Manager.
•Proxy Coordinators are responsible for organizing and reviewing the data and recommendations of Glass Lewis.
•Proxy Coordinators are responsible for ensuring that the proxy ballots are routed to the appropriate research analyst based on industry sector coverage.
•Research Analysts are responsible for review and evaluate proposals and make recommendations to the Proxy Voting Committee to ensure that votes are consistent with the Firm’s analysis.
•Equity Portfolio Managers are members of the Proxy Voting Committee.
•Equity Portfolio Managers vote proposals based on our Guidelines, internal research recommendations, and the research from Glass Lewis. Proxy votes must be approved by the Proxy Voting Committee before submitting to Glass Lewis.
BARROW HANLEY GLOBAL INVESTORS
2200 Ross Avenue, 31st Floor | Dallas, TX 75201 | (214) 665-1900

DALLAS | HONG KONG | LONDON | SINGAPORE | SYDNEY
    Revised December 31, 2022    1

BARROW HANLEY
Global Investors®

•Proxies for the Diversified Small Cap Value accounts are voted in accordance with the Glass Lewis’ recommendations for the following reasons:
oInvestment selection is based on a quantitative model,
oThe holding period is too short to justify the time for analysis necessary to vote.

Conflicts of Interest

Potential conflicts may arise when:
•Clients elect to participate in securities lending arrangements; in such cases, the votes follow the shares. Barrow Hanley is not a party to the client’s lending arrangement and typically does not have information about shares on loan. Under these circumstances the proxies for those shares may not be voted.
•If/when a proxy voting issue is determined to be financially material, the Firm makes a best-efforts attempt to alert clients and their custodial bank to recall shares from loan to be voted. In this context, Barrow Hanley defines a financially material issue to be issues deemed by our investment team to have significant economic impact. The ultimate decision on whether to recall shares is the responsibility of the client.
•Barrow Hanley invests in equity securities of corporations who are also clients of the Firm. In such cases, the Firm seeks to mitigate potential conflicts by:
oMaking voting decisions for the benefit of the shareholder(s), our clients,
oUniformly voting every proxy based on Barrow Hanley’s internal research and consideration of Glass Lewis’ recommendations, and
oDocumenting the votes of companies who are also clients of the Firm.
•If a material conflict of interest exists, members from the Proxy Voting and Oversight Committees will determine if the affected clients should have an opportunity to vote their proxies themselves, or whether Barrow Hanley will address the specific voting issue through other objective means, such as voting the proxies in a manner consistent with a predetermined voting policy or accepting the voting recommendation of Glass Lewis.

Other Policies and Procedures
•A proxy card or voting instruction form contains a list of voting options, including For, Against, Abstain, and/or Withhold. A vote to Abstain or Withhold is effectively a vote against the proposal. Barrow Hanley assesses each vote, the intended impact of our vote, and the rule(s) that apply to the vote and may select any of these options when casting the vote. Barrow Hanley sends a daily electronic transfer of equity positions to Glass Lewis.
•Glass Lewis identifies accounts eligible to vote for each security and posts the proposals and research on its secure, proprietary online system.
•Barrow Hanley sends a proxy report to clients at least annually and/or as requested by client, listing the number of shares voted and disclosing how proxies were voted.
•Barrow Hanley retains voting records in accordance with the Firm’s Books and Records Policy. Glass Lewis retains the Firm’s voting records for seven years.
•Proxy Coordinators are responsible for retaining the following proxy records:
oThese policies, procedures, and amendments;
oProxy statements regarding our clients’ securities;
oA record of each proxy voted;
oProxy voting reports that are sent to clients annually;
oInternal documents related to voting decisions; and
oRecords of clients’ requests for proxy voting information and/or correspondence about votes.

        2

BARROW HANLEY
Global Investors®

Voting Debt and/or Bank Loan Securities

Barrow Hanley’s proxy voting responsibilities may include voting on proposals, amendments, consents, or resolutions solicited by or in respect to securities related to bank loan investments.

Exceptions

Limited exceptions to this Policy may be permitted based on a client’s circumstances, such as, foreign regulations that create a conflict with U.S. practices, expenses to facilitate voting when the costs outweigh the benefit of voting the proxies, or other circumstances.

Guidelines

Barrow Hanley’s set of proxy voting Guidelines is a framework for assessing proposals. Each proposal is evaluated based on its facts and circumstances. The Firm reviews and considers ESG issues along with other financially material factors to assess the financially material impact on the long-term value of the shares. Our Guidelines address the following issues:
•Board of Directors
•Independent Auditors
•Compensation Issues
•Corporate Structure and Shareholder Rights
•Shareholder Proposals and ESG Issues
•Voting of Non-U.S./Foreign Shares

Issues that do not conform to these Guidelines are evaluated by the Proxy Voting Committee and voted in the best interest of our clients.

Board of Directors

Election of Directors
Barrow Hanley believes that good corporate governance begins with a board of majority-independent directors and committees, including independent directors who serve on Audit, Compensation, and Nominating committees.

Barrow Hanley will generally approve:
•A slate of nominees comprised of a two-thirds majority of independent directors.
•Nominees for Audit, Compensation and/or Nominating committees who are independent of management.
•Nominees who we believe have the required skills and diverse backgrounds to make informed judgments about the subject matter for which the committee is responsible.
•We attempt to target board diversity of at least 30%.

Barrow Hanley will generally not approve:
•A slate of nominees that results in a majority non-independent directors.
•Nominees for Audit, Compensation and/or Nominating committees who are not independent of management.

        3

BARROW HANLEY
Global Investors®

•Incumbent board members who failed to attend at least 75% of board and applicable committee meetings.
•Nominees who have served on boards or as executives of companies with records of poor performance, inadequate risk oversight, excessive compensation, audit, or accounting-related problems and/or other indicators of mismanagement or actions against the interests of shareholders.
•Nominees whose actions on other committees demonstrate serious failures of governance, which may include acting to significantly reduce shareholder rights, or failure to respond to previous vote requests for directors and shareholder proposals.
•An independent director who has in the past three years, had a material financial, familial, or other relationship with the company or its executives.
•Members of a Nominating committee where the board has an average tenure of over ten years and has not appointed a new member to the board in at least five years
•Members of a Nominating committee where the board lacks diversity.

Combined Chairman / CEO Role
When the roles of a board’s chair and CEO are combined a strong lead independent director is necessary. If a lead director is not appointed, Barrow Hanley supports proposals to separate the roles.

Contested Elections of Directors
Barrow Hanley evaluates a nominee’s qualifications, the incumbent board’s performance, and the rationale behind dissident campaigns, and votes based on maximizing shareholder value.

Classified Boards
Barrow Hanley supports proposals to declassify existing boards, whether proposed by management or shareholders. In most cases we vote against proposals for classified board structures where only part of the board is elected each year.

If a board does not have a committee responsible for governance oversight and the board has not implement a proposal that received the requisite support, we vote against the entire board. If a proposal requests the board adopt a declassified structure, we vote against all directors and nominees up for election.

Board Diversity
Barrow Hanley supports boards with diverse backgrounds and nominees with relevant experience. Nominating and governance committees should consider diversity within the context of the company and industry. Shareholders are best served when boards make an effort to ensure a constituency that is not only reasonably diverse based on age, race, gender, and ethnicity, but also based on geographic knowledge, industry experience, board tenure and culture. Board diversity is one of many factors considered on a case-by-case basis when reviewing board elections.

Board Tenure
Barrow Hanley believes that independent directors are an important part of good governance. Long term service diminishes a member’s independence. Directors serving on a board for 10 years or more are not considered to be independent.

We recognize that in some cases, a director’s tenure and experience on the board is beneficial to shareholders. Nominees’ tenure on the board is evaluated to determine independence.

        4

BARROW HANLEY
Global Investors®

Overboarding
Barrow Hanley reviews a nominee’s board commitments on a case-by-case basis and generally votes against nominees who are executives of public company while serving on two or more public boards or a non-executive who sits on four or more public boards.

Proxy Access
Shareholders’ participation in electing directors enhances a board’s accountability and responsiveness. Long-term investors can benefit from shareholder rights to nominate directors. Such rights should require a minimum percentage ownership (at least 5%) of outstanding shares held for a minimum period (at least three years) to nominate a maximum percentage of (up to 20%) for the board.

Approval of Independent Auditors

Independent auditors are a critical element of good governance. A company’s relationship with its independent auditor should be limited to its audit. Barrow Hanley votes against auditor ratification proposals when the auditor has changed for 15 or more years. Auditor’s fees should be limited to the audit work. Other, closely related activities that do not appear to impair the auditor’s independence may be approved. Barrow Hanley evaluates the circumstances of auditors who have a substantial non-auditing relationship with the company on a case-by-case basis.

Compensation Issues

Compensation Plans should align the interests of long-term shareholders with the interests of management, employees, and directors.

Stock-Based Compensation Plans
Stock-based compensation plans should be administered by an independent committee of the board and approved by shareholders. Barrow Hanley opposes compensation plans that substantially dilute a shareholder’s ownership interest, provides participants with excessive awards, and/or have other objectionable features. Compensation proposals are evaluated on a case-by-case basis using the following factors:

•The company’s industry group, market capitalization, and competitors’ compensation plans.
•Requirements for senior executives to hold a minimum amount/percentage of company stock.
•Requirements for minimum holding periods for stock acquired through equity awards.
•Performance-vesting awards, indexed options, and/or other grants linked to the company’s performance.
•Requirements that limit the concentration of equity grants to senior executives and provide for a broad-based plan.
•Requirements for stock-based compensation plans as a substitute for cash compensation to deliver market-competitive total compensation.

Bonus Plans
Bonus based compensation plans should include the following features:
•Periodic shareholder approval to properly qualify for deductions under Internal Revenue Code Section 162(m).
•Performance measures relating to key value drivers of the company’s business.

        5

BARROW HANLEY
Global Investors®

•Maximum award amounts expressed in dollar amounts.

Bonus plans should not include excessive awards in both absolute and relative terms.

Executive Compensation Plans (Say on Pay)
Say on Pay type of executive compensation programs can effectively link pay and performance and provide competitive compensation opportunities. Say on Pay type plans should state the amount of compensation at risk and the amount of equity-based compensation linked to the company’s performance and include adequate disclosure about the overall compensation structure. Say on Pay type plans should not include significant compensation guarantees and/or compensation that is not sufficiently linked to performance.

Recoupment Provisions (Clawbacks)
Executive compensation programs should be clearly tied to performance and include the following:
•Detailed bonus recoupment policies to prevent executives from retaining performance-based awards that were not truly earned.
•Clawback triggers in the event of a restatement of financial results or similar revision of performance indicators upon which bonuses were based.
•Policies allowing board reviews of performance-related bonuses and awards paid to senior executives during the period covered by a restatement that allows the company to recoup such bonuses if performance goals were not actually achieved.
•Clawback policies that limit discretion and ensure the integrity of such policies.

Executive Severance Agreement (Golden Parachutes)
Executive compensation should be designed as an incentive for continued employment and include reasonable severance benefits, and the executive’s termination should be limited to three times salary and bonus, referred to as double-trigger plans.

Guaranteed severance benefits that exceed three times salary and bonus should be disclosed and should require shareholder approval.

Barrow Hanley does not support guaranteed severance benefits without a change in control or arrangements that does not require the executive’s termination, referred to as single-trigger plans.

Employee Stock Purchase Plans
Employee stock purchase plans are effective ways to increase employees’ ownership in the company’s stock. Such plans should not allow for purchases below 85% of current market value and should limit shares reserved under the plan to 5% or less of the outstanding shares of the company.

Corporate Structure and Shareholder Rights

Barrow Hanley supports market-based corporate control functions without undue interference from artificial barriers. Shareholders’ rights are a fundamental privilege of equity ownership and should be proportional to economic ownership. Appropriate limits include a shareholder’s ability to act by corporate charter, bylaw provisions, or adoption of certain takeover provisions.

        6

BARROW HANLEY
Global Investors®

Shareholder Right Plans (Poison Pills)
Poison pill plans can erode shareholder value by limiting a potential acquirer’s ability to purchase a controlling interest in the company without the approval of its board of directors, and/or can serve to entrench incumbent management and directors.

Shareholder rights plans should be designed to enables the board to take appropriate to defensive actions, and should require the following:
•Shareholder approval within a year of its adoption.
•Timing limited to 3-5 years.
•Requirement for shareholder approval for renewal.
•Reviews by a committee of independent directors at least every three years, referred to as TIDE provisions.
•Permitted bid or qualified offer features requiring shareholder votes under specific conditions referred to as chewable pills.
•Reasonable ownership triggers of 15-20%.
•Highly independent, non-classified boards.

Shareholder rights plans should avoid the following:
•Long-term defensive features of 5 or more years.
•Automatic renewals without shareholder approval.
•Ownership triggers of less than 15%.
•Classified boards.
•Boards with limited independence.

Political Contributions and Lobbying
Barrow Hanley evaluates an issuer’s policy and procedures governing political spending and lobbying. Proposals demonstrating insufficient or absent policies and disclosure are opposed.

An Increase in Authorized Shares
Proposals for increases in authorized share amounts should not expose shareholders to excessive dilution and should be limited to increases of up to 20% of the current share authorization.

Cumulative Voting
Cumulative voting should be proportional to the shareholders’ economic investment in the company.

Supermajority Vote Requirements
Shareholders’ rights to approve or reject proposals should be based on a simple majority.

Confidential Voting
Shareholder voting should be conducted in a confidential manner.

Dual Classes of Stock
Barrow Hanley opposes dual-class capitalization structures that provide disparate voting rights to shareholders with similar economic interests. Proposals to create separate share classes with different voting rights are opposed. Proposals to dissolve separate share classes are approved.

        7

BARROW HANLEY
Global Investors®

Shareholder Proposals and ESG Issues

Proposals relating to ESG issues are usually initiated by shareholders seeking disclosure about certain business practices or amendments to certain policies. Barrow Hanley’s Policy and Guidelines are designed to provide a framework for assessing the financial materiality of corporate governance, environmental, and social issues. Barrow Hanley supports proposals that improve transparency on issues that can be clearly tied to sustainable resource development, environmental compliance, and workplace safety.

Barrow Hanley subscribes to third party ESG research and scoring databases, including MSCI, Sustainalytics, and IFRS as a tool for rating the financial materiality of ESG factors to support our internal research. Some investments may have a low corporate ranking based on a third party’s profile. Investment in low ranked companies is based on our belief that shareholder engagement is the best way to engage with management and use our influence toward sustainable improvements. Our fundamental analysis identifies areas and issues for engagement with management to improve policies and disclosure.

Barrow Hanley evaluates climate risk and disclosure standards for the companies and industries most exposed to climate change and engages with management and boards to understand the company’s risks and opportunities and where necessary, seeks additional disclosure.

Barrow Hanley considers issues related to human capital to be a company’s most significant risks and opportunities. Boards should disclose and communicate plans to instill inclusive, attractive, and high-retention environments in the company. Barrow Hanley supports inclusive working environments and diversity among employees and supports shareholder proposals that contain comprehensive equal opportunity and anti-discrimination provisions, and reporting on gender-based discrepancies in compensation.

Voting of Non-U.S./Foreign Shares

Although corporate governance standards, disclosure requirements, and voting mechanisms vary greatly among the markets outside the U.S., proposals are evaluated under these Guidelines and consideration of the local market’s standards and best practices.

Exceptions

Reasonable and limited exceptions to these Guidelines are permitted based on the facts, circumstances, and best economic interests of our clients. Exceptions are documented and retained in the Firm’s proxy voting records.

        8

BlackRock Investment Stewardship
Global Principles
Effective as of January 2024

BlackRock Investment Stewardship    Global Principles | 1

Contents

Introduction to BlackRock	3
Philosophy on investment stewardship	3
Shareholder rights	3
Key themes	5
Boards and directors	6
Auditors and audit-realted issues	8
Capital structure, mergers, asset sales and other special transactions	9
Executive compensation	10
Material sustainability-related risks and opportunities	10
Other corporate governance matters and shareholder protections	13
Shareholder proposals	13
BlackRock’s oversight of our investment stewardship activities	14
Vote execution	15
Voting Choice	15
Conflicts management policies and procedures	16
Securities Lending	17
Voting guidelines	18
Reporting and vote transparency	18

The purpose of this document is to provide an overarching explanation of BlackRock’s approach globally to our responsibilities as a shareholder on behalf of our clients, our expectations of companies, and our commitments to clients in terms of our own governance and transparency.
BlackRock Investment Stewardship    Global Principles | 2

Introduction to BlackRock
BlackRock’s purpose is to help more and more people experience financial well-being. We manage assets on behalf of institutional and individual clients, across a full spectrum of investment strategies, asset classes, and regions. Our client base includes pension plans, endowments, foundations, charities, official institutions, insurers, and other financial institutions, as well as individuals around the world.
Philosophy on investment stewardship
As part of our fiduciary duty to our clients, we consider it one of our responsibilities to promote sound corporate governance as an informed, engaged shareholder on their behalf. At BlackRock, this is the responsibility of the BlackRock Investment Stewardship (BIS) team.
In our experience, sound governance is critical to the success of a company, the protection of investors’ interests, and long-term financial value creation. We take a constructive, long-term approach with companies and seek to understand how they are managing the drivers of risk and financial value creation in their business models. We have observed that well-managed companies will effectively evaluate and address risks and opportunities relevant to their businesses, which supports durable, long-term financial value creation. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation.
Shareholder rights
We believe that there are certain fundamental rights attached to shareholding. Shareholders should have the right to:
•Elect, remove, and nominate directors, approve the appointment of the auditor, and amend the corporate charter or by-laws.
•Vote on key board decisions that are material to the protection of their investment, including but not limited to, changes to the purpose of the business, dilution levels and pre-emptive rights, and the distribution of income and capital structure.
•Access sufficient and timely information on material governance, strategic, and business matters to make informed decisions.
In our view, shareholder voting rights should be proportionate to economic ownership—the principle of “one share, one vote” helps to achieve this balance.
Consistent with these shareholder rights, BlackRock monitors and provides feedback to companies in our role as stewards of our clients’ assets. Investment stewardship is how we use our voice as an investor to promote sound corporate governance and business practices that support the ability of companies to deliver long-term financial performance for our clients. We do this through engagement with companies, proxy voting on behalf of those clients who have given us authority, and participating in market-level dialogue to improve corporate governance standards.
Engagement is an important mechanism for providing feedback on company practices and disclosures, particularly where our observations indicate that they could be enhanced to support a company’s ability to deliver financial performance. Similarly, it provides us with an opportunity to hear directly from company boards and management on how they believe their actions are aligned with the long-term economic interests of shareholders. Engagement with companies may also inform our proxy voting decisions.
BlackRock Investment Stewardship    Global Principles | 3

As a fiduciary, we vote in the long-term economic interests of our clients. Generally, we support the recommendations of the board of directors and management. However, there may be instances where we vote against the election of directors or other management proposals, or support shareholder proposals. For instance, we may vote against management recommendations where we are concerned that the board may not be acting in the long-term economic interests of shareholders, or disclosures do not provide sufficient information to assess how material, strategic risks and opportunities are being managed. Our regional proxy voting guidelines are informed by our market-specific approach and standards of corporate governance best practices.

BlackRock Investment Stewardship    Global Principles | 4

Key themes
While accepted standards and norms of corporate governance can differ between markets, in our experience, there are certain globally-applicable fundamental elements of governance that contribute to a company’s ability to create long-term financial value for shareholders. These global themes are set out in this overarching set of principles (the “Principles”), which are anchored in transparency and accountability. At a minimum, it is our view that companies should observe the accepted corporate governance standards in their domestic market and we ask that, if they do not, they explain how their approach better supports durable, long-term financial value creation.
These Principles cover seven key subjects:
●Boards and directors
●Auditors and audit-related issues
●Capital structure, mergers, asset sales, and other special transactions
●Executive compensation
●Material sustainability-related risks and opportunities
●Other corporate governance matters and shareholder protections
●Shareholder proposals
Our regional and market-specific voting guidelines explain how these Principles inform our voting decisions in relation to common ballot items for shareholder meetings in those markets. Alongside the Principles and regional voting guidelines, BIS publishes our engagement priorities which reflect the five themes on which we most frequently engage companies, where they are relevant, as these can be a source of material business risk or opportunity. Collectively, these BIS policies set out the core elements of corporate governance that guide our investment stewardship efforts globally and within each market, including when engaging with companies and voting at shareholder meetings. The BIS policies are applied on a case-by-case basis, taking into consideration the context within which a company is operating.

BlackRock Investment Stewardship    Global Principles | 5

Boards and directors
We believe that an effective and well-functioning board that has appropriate governance structures to facilitate oversight of a company's management and strategic initiatives is critical to the long-term financial success of a company and the protection of shareholders’ economic interests. In our view, a strong board can be a competitive advantage to a company, providing valuable oversight of and perspectives to management on the most important decisions in support of long-term financial performance. As part of their responsibilities, board members have a fiduciary duty to shareholders to oversee the strategic direction, operations, and risk management of a company. For this reason, BIS sees engagement with and the election of directors as one of our most important responsibilities. Disclosure of material risks that may affect a company’s long-term strategy and financial value creation, including material sustainability-related factors when relevant, is essential for shareholders to appropriately understand and assess how effectively management is identifying, managing, and mitigating such risks.
The board should establish and maintain a framework of robust and effective governance mechanisms to support its oversight of the company’s strategy and operations consistent with the long-term economic interests of investors. There should be clear descriptions of the role of the board and the committees of the board and how directors engage with and oversee management. We look to the board to articulate the effectiveness of these mechanisms in overseeing the management of business risks and opportunities and the fulfillment of the company’s purpose and strategy.
Where a company has not adequately disclosed and demonstrated that its board has fulfilled these corporate governance and risk oversight responsibilities, we will consider voting against the election of directors who, on our assessment, have particular responsibility for the issues. We assess director performance on a case-by-case basis and in light of each company’s circumstances, taking into consideration their governance, business practices that support durable, long-term financial value creation, and performance. Set out below are ways in which boards and directors can demonstrate a commitment to acting in the long-term economic interests of all shareholders.
Regular accountability through director elections
It is our view that directors should stand for election on a regular basis, ideally annually. In our experience, annual director elections allow shareholders to reaffirm their support for board members and/or hold them accountable for their decisions in a timely manner. When board members are not elected annually, in our experience, it is good practice for boards to have a rotation policy to ensure that, through a board cycle, all directors have had their appointment re-confirmed, with a proportion of directors being put forward for election at each annual general meeting.
Effective board composition
Regular director elections also give boards the opportunity to adjust their composition in an orderly way to reflect developments in the company’s strategy and the market environment. In our view, it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking, while supporting both continuity and appropriate succession planning. We consider the average overall tenure of the board, and seek a balance between the knowledge and experience of longer-serving directors and the fresh perspectives of directors who joined more recently. We encourage companies to regularly review the effectiveness of their board (including its size), and assess directors nominated for election in the context of the composition of the board as a whole. In our view, the company’s assessment should consider a number of factors, including each director’s independence and time commitments, as well as the diversity and relevance of director experiences and skillsets, and how these factors may contribute to the financial performance of the company.
BlackRock Investment Stewardship    Global Principles | 6

Similarly, there should be a sufficient number of independent directors, free from conflicts of interest or undue influence from connected parties, to ensure objectivity in the decision-making of the board and its ability to oversee management. Common impediments to independence may include but are not limited to:
●Current or recent employment at the company or a subsidiary
●Being, or representing, a shareholder with a substantial shareholding in the company
●Interlocking directorships
●Having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.
In our experience, boards are most effective at overseeing and advising management when there is a senior, independent board leader. This director may chair the board, or, where the chair is also the CEO (or is otherwise not independent), be designated as a lead independent director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board, and encouraging independent director participation in board deliberations. The lead independent director or another appropriate director should be available to meet with shareholders in those situations where an independent director is best placed to explain and contextualize a company’s approach.
There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors, or require additional focus. It is our view that objective oversight of such matters is best achieved when the board forms committees comprised entirely of independent directors. In many markets, these committees of the board specialize in audit, director nominations, and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one involving a related party, or to investigate a significant adverse event.
When nominating directors to the board, we look to companies to provide sufficient information on the individual candidates so that shareholders can assess the capabilities and suitability of each individual nominee and their fit within overall board composition. These disclosures should give an understanding of how the collective experience and expertise of the board, as well as the particular skill-sets of individual directors, aligns with the company’s long-term strategy and business model. Highly qualified, engaged directors with professional characteristics relevant to a company’s business and strategy enhance the ability of the board to add value and be the voice of shareholders in board discussions.
It is in this context that we are interested in diversity in the board room. We see it as a means to promoting diversity of thought and avoiding “group think” when the board advises and oversees management. This position is based on our view that diversity of perspective and thought – in the board room, in the management team, and throughout the company – leads to better long-term economic outcomes for companies. Academic research has revealed correlations between specific dimensions of diversity and effects on decision-making processes and outcomes.1 In our experience, greater diversity in the board room can contribute to more robust discussions and more innovative and resilient decisions. Over time, greater diversity in the board room can also promote greater diversity and resilience in the leadership team, and the workforce more broadly. That diversity can enable companies to develop businesses that better address the needs of the customers and communities they serve.
We ask boards to disclose how diversity is considered in board composition, including professional characteristics, such as a director’s industry experience, specialist areas of expertise and geographic location; as well as demographic characteristics such as gender, race/ethnicity, and age.
1 For a discussion on the different impacts of diversity see: McKinsey Diversity Wins: How Inclusion Matters,” May 2022; Harvard Business Review, “Diverse Teams Feel Less Comfortable – and That’s Why They Perform Better,” September 2016; “Do Diverse Directors Influence DEI Outcomes,” September 2022.
BlackRock Investment Stewardship    Global Principles | 7

We look to understand a board’s diversity in the context of a company’s domicile, market capitalization, business model, and strategy. Increasingly, we see the most effective boards nominating directors from diverse backgrounds which helps ensure boards can more effectively understand the company's customers, employees, and communities. We note that in many markets, policymakers have set board gender diversity goals which we may discuss with companies, particularly if there is a risk their board composition may be misaligned. Self-identified board demographic diversity can usefully be disclosed in aggregate, consistent with local law. We encourage boards to aspire to meaningful diversity of membership, while recognizing that building a strong, diverse board can take time.
Sufficient capacity
As the role and expectations of a director are increasingly demanding, directors must be able to commit an appropriate amount of time to board and committee matters. It is important that directors have the capacity to meet all of their responsibilities - including when there are unforeseen events – and therefore, they should not take on an excessive number of roles that would impair their ability to fulfill their duties.
Auditors and audit-related issues
BlackRock recognizes the critical importance of financial statements, which should provide a true and fair picture of a company’s financial condition. Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified.
The accuracy of financial statements, inclusive of financial and non-financial information as required or permitted under market-specific accounting rules, is of paramount importance to BlackRock. Investors increasingly recognize that a broader range of risks and opportunities have the potential to materially impact financial performance. Over time, we anticipate investors and other users of company reporting will increasingly seek to understand and scrutinize the assumptions underlying financial statements, particularly those that pertain to the impact of the transition to a low-carbon economy on a company’s business model and asset mix. We recognize that this is an area of evolving practice and note that international standards setters, such asthe International Financial Reporting Standards (IFRS) Board and the International Auditing and Assurance Standards Board (IAASB), continue to develop their guidance to companies.2
In this context, audit committees, or equivalent, play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, non-financial information and internal control frameworks. Moreover, in the absence of a dedicated risk committee, these committees can provide oversight of Enterprise Risk Management systems.3 In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders.
We hold members of the audit committee or equivalent responsible for overseeing the management of the audit function. Audit committees or equivalent should have clearly articulated charters that set out their responsibilities and have a rotation plan in place that allows for a periodic refreshment of the committee membership to introduce fresh perspectives to audit oversight. We recognize that audit committees will rely on management, internal audit, and the independent auditor in fulfilling their responsibilities but look to committee members to demonstrate they have relevant expertise to monitor and oversee the audit process and related activities.

2 IFRS, “IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information”, June 2023, and IAASB, “IAASB Launches Public Consultation on Landmark Proposed Global Sustainability Assurance Standard”, August 2023.
3Enterprise risk management is a process, effected by the entity’s board of directors, management, and other personnel, applied in strategy setting and across the enterprise, designed to identify potential events that may affect the entity, and manage risk to be within the risk appetite, to provide reasonable assurance regarding the achievement of objectives. (Committee of Sponsoring Organizations of the Treadway Commission (COSO), Enterprise Risk Management — Integrated Framework, September 2004, New York, NY, updated in 2017. Please see: https://www.coso.org/SitePages/Home.aspx).
BlackRock Investment Stewardship    Global Principles | 8

We take particular note of unexplained changes in reporting methodology, cases involving significant financial restatements, or ad hoc notifications of material financial weakness. In this respect, audit committees should provide timely disclosure on the remediation of Key and Critical Audit Matters identified either by the external auditor or internal audit function.
The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, it is important that auditors are, and are seen to be, independent. Where an audit firm provides services to the company in addition to the audit, the fees earned should be disclosed and explained. Audit committees should have in place a procedure for assessing annually the independence of the auditor and the quality of the external audit process.
Comprehensive disclosure provides investors with a sense of the company’s long-term operational risk management practices and, more broadly, the quality of the board’s oversight. The audit or risk committee, should periodically review the company’s risk assessment and risk management policies and the significant risks and exposures identified by management, the internal auditors or the independent auditors and management’s steps to address them. In the absence of detailed disclosures, we may reasonably conclude that companies are not adequately managing risk.
Capital structure, mergers, asset sales, and other special transactions
The capital structure of a company is critical to shareholders as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emptive rights are a key protection for shareholders against the dilution of their interests.
Effective voting rights are basic rights of share ownership and a core principle of effective governance. Shareholders, as the residual claimants, have the strongest interest in protecting the financial value of the company, and voting rights should match economic exposure, i.e. one share, one vote.
In principle, we disagree with the creation of a share class with equivalent economic exposure and preferential, differentiated voting rights. In our view, this structure violates the fundamental corporate governance principle of proportionality and results in a concentration of power in the hands of a few shareholders, thus disenfranchising other shareholders and amplifying any potential conflicts of interest. However, we recognize that in certain markets, at least for a period of time, companies may have a valid argument for listing dual classes of shares with differentiated voting rights. In our view, such companies should review these share class structures on a regular basis or as company circumstances change. Additionally, they should seek shareholder approval of their capital structure on a periodic basis via a management proposal at the company’s shareholder meeting. The proposal should give unaffiliated shareholders the opportunity to affirm the current structure or establish mechanisms to end or phase out controlling structures at the appropriate time, while minimizing costs to shareholders.
In assessing mergers, asset sales, or other special transactions, BlackRock’s primary consideration is the long-term economic interests of our clients as shareholders. Boards proposing a transaction should clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it can enhance long-term shareholder value. We find long-term investors like our clients typically benefit when proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that the financial interests of executives and/or board members in a given transaction have not adversely affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, the recommendation to support should come from the independent directors, a best practice in most markets, and ideally, the terms should have been assessed through an independent appraisal process. In addition, it is good practice that it be approved by a separate vote of the non-conflicted parties.
BlackRock Investment Stewardship    Global Principles | 9

As a matter of sound governance practice, shareholders should have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. In our view, shareholders are broadly capable of making decisions in their own best interests. We encourage any so-called “shareholder rights plans” proposed by a board to be subject to shareholder approval upon introduction and periodically thereafter.
Executive compensation
In most markets, one of the most important roles for a company’s board of directors is to put in place a compensation structure that incentivizes and rewards executives appropriately. There should be a clear link between variable pay and operational and financial performance. Performance metrics should be stretching and aligned with a company’s strategy and business model. BIS does not have a position on the use of sustainability-related criteria in compensation structures, but in our view, where companies choose to include these components, they should be adequately disclosed, material to the company’s strategy, and as rigorous as other financial or operational targets. Long-term incentive plans should encompass timeframes that 1) are distinct from annual executive compensation structures and metrics, and 2) encourage the delivery of strong financial results over a period of years. Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their employment. Finally, pension contributions and other deferred compensation arrangements should be reasonable, in light of market practices.
We are not supportive of one-off or special bonuses unrelated to company or individual performance. Where discretion has been used by the compensation committee or its equivalent, we expect disclosure relating to how and why the discretion was used, and how the adjusted outcome is aligned with the interests of shareholders. We acknowledge that the use of peer group evaluation by compensation committees can help ensure competitive pay; however, we are concerned when the rationale for increases in total compensation at a company is solely based on peer benchmarking, rather than a rigorous measure of outperformance. We encourage companies to clearly explain how compensation outcomes have rewarded performance.
We encourage boards to consider building clawback provisions into incentive plans such that companies could clawback compensation or require executives to forgo awards when compensation was based on faulty financial statements or deceptive business practices. We also favor recoupment from or the foregoing of the grant of any awards by any senior executive whose behavior caused material financial harm to shareholders, material reputational risk to the company, or resulted in a criminal investigation, even if such actions did not ultimately result in a material restatement of past results.
Non-executive directors should be compensated in a manner that is commensurate with the time and effort expended in fulfilling their professional responsibilities. Additionally, these compensation arrangements should not risk compromising directors’ independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.
We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. BIS may signal concerns through not supporting management’s proposals to approve compensation, where they are on the agenda. We may also vote against members of the compensation committee or equivalent board members for poor compensation practices or structures.
Material sustainability-related risks and opportunities
It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses. As with all risks and opportunities in a company's business model, appropriate oversight of material sustainability considerations is a core component of having an effective governance framework, which supports durable, long-term financial value creation.
BlackRock Investment Stewardship    Global Principles | 10

Robust disclosure is essential for investors to effectively evaluate companies’ strategy and business practices related to material sustainability-related risks and opportunities. Long-term investors like our clients can benefit when companies demonstrate that they have a resilient business model through disclosures that cover governance, strategy, risk management, and metrics and targets, including industry-specific metrics. The International Sustainability Standards Board (ISSB) standards, IFRS S1 and S2,4 provide companies with a useful guide to preparing this disclosure. The standards build on the Task Force on Climate-related Financial Disclosures (TCFD) framework and the standards and metrics developed by the Sustainability Accounting Standards Board (SASB), which have converged under the ISSB. We recognize that companies may phase in reporting aligned with the ISSB standards over several years. We also recognize that some companies may report using different standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies highlight the metrics that are industry- or company-specific.
We note that climate and other sustainability-related disclosures often require companies to collect and aggregate data from various internal and external sources. We recognize that the practical realities of data collection and reporting may not line up with financial reporting cycles and companies may require additional time after their fiscal year-end to accurately collect, analyze, and report this data to investors. That said, to give investors time to assess the data, we encourage companies to produce climate and other sustainability-related disclosures sufficiently in advance of their annual meeting, to the best of their abilities.
Companies may also choose to adopt or refer to guidance on sustainable and responsible business conduct issued by supranational organizations such as the United Nations or the Organization for Economic Cooperation and Development. Further, industry initiatives on managing specific operational risks may provide useful guidance to companies on best practices and disclosures. We find it helpful to our understanding of investment risk when companies disclose any relevant global climate and other sustainability-related standards adopted, the industry initiatives in which they participate, any peer group benchmarking undertaken, and any assurance processes to help investors understand their approach to sustainable and responsible business practices. We will express any concerns through our voting where a company’s actions or disclosures do not seem adequate in light of the materiality of the business risks.
Climate and nature-related risk
While companies in various sectors and geographies may be affected differently by climate-related risks and opportunities, the low-carbon transition is an investment factor that can be material for many companies and economies around the globe.
We seek to understand, from company disclosures and engagement, the strategies companies have in place to manage material risks to, and opportunities for, their long-term business model associated with a range of climate-related scenarios, including a scenario in which global warming is limited to well below 2°C, considering global ambitions to achieve a limit of 1.5°C. As one of many shareholders, and typically a minority one, BlackRock does not tell companies what to do. It is the role of the board and management to set and implement a company's long-term strategy to deliver long-term financial returns.
Our research shows that the low-carbon transition is a structural shift in the global economy that will be shaped by changes in government policies, technology, and consumer preferences, which may be material for many companies.5 Yet the path to a low-carbon economy is deeply uncertain and uneven, with different parts of the economy moving at different speeds. BIS recognizes that it can be challenging for companies to predict the impact of climate-related risk and opportunity on their businesses and operating environments. Many companies are assessing how to navigate the low-carbon transition while delivering long-term value to investors. In this context, we encourage companies to publicly disclose, consistent with their business model and sector, how they inte
4 The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.
5 BlackRock Investment Institute, “Tracking the low-carbon transition”, July 2023.
BlackRock Investment Stewardship    Global Principles | 11

nd to deliver long-term financial performance through the transition to a low-carbon economy. Where available, we appreciate companies publishing their transition plan.6
Consistent with the ISSB standards, we are better able to assess preparedness for the low-carbon transition when companies disclose short-, medium- and long-term targets, ideally science-based where these are available for their sector, for scope 1 and 2 greenhouse gas emissions (GHG) reductions and to demonstrate how their targets are consistent with the long-term financial interests of their investors.
While we recognize that regulators in some markets are moving to mandate certain disclosures, at this stage, we view scope 3 emissions differently from scopes 1 and 2, given methodological complexity, regulatory uncertainty, concerns about double-counting, and lack of direct control by companies. We welcome disclosures and commitments companies choose to make regarding scope 3 emissions and recognize these are provided on a good-faith basis as methodology develops. Our publicly available commentary provides more information on our approach to climate-related risks and opportunities.
In addition to climate-related risks and opportunities, the management of nature-related factors is increasingly a component of some companies’ ability to generate durable, long-term financial returns for shareholders, particularly where a company’s strategy is heavily reliant on the availability of natural capital, or whose supply chains are exposed to locations with nature-related risks. We look for such companies to disclose how they manage any reliance and impact on, as well as use of, natural capital, including appropriate risk oversight and relevant metrics and targets, to understand how these factors are integrated into strategy. We will evaluate these disclosures to inform our view of how a company is managing material nature-related risks and opportunities, as well as in our assessment of relevant shareholder proposals. Our publicly available commentary provides more information on our approach to natural capital.7
Key stakeholder interests
In order to advance long-term shareholders’ interests, companies should consider the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate.
As a long-term shareholder on behalf of our clients, we find it helpful when companies disclose how they have identified their key stakeholders and considered their interests in business decision-making. In addition to understanding broader stakeholder relationships, BIS finds it helpful when companies consider the needs of their workforce today, and the skills required for their future business strategy. We are also interested to understand the role of the board, which is well positioned to ensure that the approach taken is informed by and aligns with the company’s strategy and purpose.
Companies should articulate how they address material adverse impacts that could arise from their business practices and affect critical relationships with their stakeholders. We encourage companies to implement, to the extent appropriate, monitoring processes (often referred to as due diligence) to identify and mitigate potential adverse impacts and grievance mechanisms to remediate any actual adverse material impacts. In our view, maintaining trust within these relationships can contribute to a company’s long-term success.
6 We have observed that more companies are developing such plans, and public policy makers in a number of markets are signaling their intentions to require them. We view transition plans (TPs) as a method for a company to both internally assess and externally communicate long-term strategy, ambition, objectives, and actions to create financial value through the global transition towards a low-carbon economy. While many initiatives across jurisdictions outline a framework for TPs, there is no consensus on the key elements these plans should contain. We view useful disclosure as that which communicates a company’s approach to managing financially material, business relevant risks and opportunities – including climate-related risks – to deliver long-term financial performance, thus enabling investors to make more informed decisions.
7 Given the growing awareness of the materiality of these issues for certain businesses, enhanced reporting on a company's natural capital dependencies and impacts would aid investors’ understanding. In our view, the final recommendations of the Taskforce on Nature-related Financial Disclosures may prove useful to some companies. We recognize that some companies may report using different standards, which may be required by regulation, or one of a number of other private sector standards.
BlackRock Investment Stewardship    Global Principles | 12

Other corporate governance matters and shareholder protections

In our view, shareholders have a right to material and timely information on the financial performance and viability of the companies in which they invest. In addition, companies should publish information on the governance structures in place and the rights of shareholders to influence these structures. The reporting and disclosure provided by companies help shareholders assess the effectiveness of the board’s oversight of management and whether investors’ economic interests have been protected. We believe shareholders should have the right to vote on key corporate governance matters, including changes to governance mechanisms, to submit proposals to the shareholders’ meeting, and to call special meetings of shareholders.
Corporate form
In our view, it is the responsibility of the board to determine the corporate form that is most appropriate given the company's purpose and business model.8 Companies proposing to change their corporate form to a public benefit corporation or similar entity should put it to a shareholder vote if not already required to do so under applicable law. Supporting documentation from companies or shareholder proponents proposing to alter the corporate form should clearly articulate how the interests of shareholders and different stakeholders would be impacted as well as the accountability and voting mechanisms that would be available to shareholders. As a fiduciary on behalf of clients, we generally support management proposals if our analysis indicates that shareholders’ economic interests are adequately protected. Relevant shareholder proposals are evaluated on a case-by-case basis.
Shareholder proposals
In most markets in which BlackRock invests on behalf of clients, shareholders have the right to submit proposals to be voted on by shareholders at a company’s annual or extraordinary meeting, as long as eligibility and procedural requirements are met. The matters that we see put forward by shareholders address a wide range of topics, including governance reforms, capital management, and improvements in the management or disclosure of sustainability-related risks.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how BlackRock can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote, on behalf of clients who authorize us to do so, on proposals put forth by others.
When assessing shareholder proposals, we evaluate each proposal on its merit, with a singular focus on its implications for long-term financial value creation by that company. We believe it is helpful for companies to disclose the names of the proponent or organization that has submitted or advised on the proposal. We consider the business and economic relevance of the issue raised, as well as its materiality and the urgency with which our experience indicates it should be addressed. We would not support proposals that we believe would result in over-reaching into the basic business decisions of the company. We take into consideration the legal effect of the proposal, as shareholder proposals may be advisory or legally binding depending on the jurisdiction, while others may make requests that would be deemed illegal in a given jurisdiction.
Where a proposal is focused on a material business risk that we agree needs to be addressed and the intended outcome is consistent with long-term financial value creation, we will look to the board and management to demonstrate that the company has met the intent of the request made in the shareholder proposal. Where our analysis and/or engagement indicate an opportunity for improvement in the company’s approach to the issue, we may support shareholder proposals that are reasonable and not unduly prescriptive or constraining on management.
8 Corporate form refers to the legal structure by which a business is organized.
BlackRock Investment Stewardship    Global Principles | 13

We recognize that some shareholder proposals bundle topics and/or specific requests and include supporting statements that explain the reasoning or objectives of the proponent. In voting on behalf of clients, we do not submit or edit proposals or the supporting statements – we must vote yes or no on the proposal as phrased by the proponent. Therefore, when we vote in support of a proposal, we are not necessarily endorsing every element of the proposal or the reasoning, objectives, or supporting statement of the proponent. We may support a proposal for different reasons from those put forth by the proponent, when we believe that, overall, it can advance our clients' long-term financial interests. We would normally explain to the company our rationale for supporting such proposals.
Alternatively, or in addition, we may vote against the election of one or more directors if, in our assessment, the board has not responded sufficiently or with an appropriate sense of urgency. We may also support a proposal if management is on track, but we believe that voting in favor might accelerate efforts to address a material risk.
BlackRock’s oversight of its investment
stewardship activities
Oversight
BlackRock maintains three regional advisory committees (Stewardship Advisory Committees) for a) the Americas; b) Europe, the Middle East and Africa; and c) Asia-Pacific, generally consisting of senior BlackRock investment professionals and/or senior employees with practical boardroom experience. The regional Stewardship Advisory Committees review and advise on amendments to BIS regional proxy voting guidelines (the Guidelines) covering markets within each respective region. The advisory committees do not determine voting decisions, which are the responsibility of BIS.
In addition to the regional Stewardship Advisory Committees, the Investment Stewardship Global Oversight Committee (Global Oversight Committee) is a risk-focused committee, comprised of senior representatives from various BlackRock investment teams, a senior legal representative, the Global Head of Investment Stewardship (Global Head), and other senior executives with relevant experience and team oversight. The Global Committee does not determine voting decisions, which are the responsibility of BIS.
The Global Head has primary oversight of the activities of BIS, including voting in accordance with the Guidelines, which require the application of professional judgment and consideration of each company’s unique circumstances. The Global Committee reviews and approves amendments to these Principles. The Global Committee also reviews and approves amendments to the regional Guidelines, as proposed by the regional Stewardship Advisory Committees.
In addition, the Global Committee receives and reviews periodic reports regarding the votes cast by BIS, as well as updates on material process issues, procedural changes, and other risk oversight considerations. The Global Committee reviews these reports in an oversight capacity as informed by the Guidelines.
BIS carries out engagement with companies, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the relevant Guidelines. BIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BIS may utilize third parties for certain of the foregoing activities and performs oversight of those third parties. BIS may raise complicated or particularly controversial matters for internal discussion with the relevant investment teams and governance specialists for discussion and guidance prior to making a voting decision.
BlackRock Investment Stewardship    Global Principles | 14

Vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. When BlackRock has been authorized to vote on behalf of our clients, we carefully consider proxies submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer of the proxy (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BIS will normally vote on specific proxy issues in accordance with the Guidelines for the relevant market, as well as the Global Principles. The Guidelines are reviewed annually and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by the applicable Stewardship Advisory Committees. BIS analysts may, in the exercise of their professional judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is required or that an exception to the Guidelines would be in the long-term economic interests of BlackRock’s clients.
In the uncommon circumstance of there being a vote with respect to fixed income securities or the securities of privately held issuers, the decision generally will be made by a Fund's portfolio managers and/or BIS based on an assessment of the particular transactions or other matters at issue.
In certain markets, proxy voting involves logistical issues which can affect BIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
As a consequence, BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Active portfolio managers have full discretion to vote the shares in the Funds they manage based on their analysis of the economic impact of a particular ballot item on their investors. Portfolio managers may, from time to time, reach differing views on how to maximize economic value with respect to a particular investment. Therefore, portfolio managers may, and sometimes do, vote shares in the Funds under their management differently from BIS or from one another. However, because BlackRock’s clients are mostly long-term investors with long-term economic goals, ballots are generally cast in a uniform manner.
Voting Choice
BlackRock offers a Voting Choice program, which provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable. BlackRock Voting Choice aims to make proxy voting easier and more accessible for eligible clients.
Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, Ireland, and Canada that utilize equity index investment strategies, as well as eligible clients in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) strategies. Currently, this includes over 650 pooled investment funds, including equity index funds and SAE investment
BlackRock Investment Stewardship    Global Principles | 15

funds. In addition, institutional clients in separately managed accounts (SMAs) continue to be eligible for BlackRock Voting Choice regardless of their investment strategies.9
As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BIS to vote on their behalf, have authorized BIS to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Agreements with our clients to allow them greater control over their voting, including which policies they have selected, will be treated confidentially consistent with our treatment of similar client agreements.
Conflicts management policies and procedures
BIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
●BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
●BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
●BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
●Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
●Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
●BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
●Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
●Established a reporting structure that separates BIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access to BIS. BIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
9 Read more about BlackRock Voting Choice on our website.
BlackRock Investment Stewardship    Global Principles | 16

●Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
opublic companies that include BlackRock employees on their boards of directors opublic companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors opublic companies that are the subject of certain transactions involving BlackRock Funds opublic companies that are joint venture partners with BlackRock, and opublic companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Global Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary responsibility to act in our clients’ financial interests. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration).10 BIS works with colleagues in the Securities Lending and Risk and Quantitative Analysis teams to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances , BlackRock anticipates that the potential long-term financial value to the Fund of voting shares would be less than the potential revenue the loan may provide the Fund. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
10 Recalling securities on loan can be impacted by the timing of record dates. In the U.S., for example, the record date of a shareholder meeting typically falls before the proxy statements are released. Accordingly, it is not practicable to evaluate a proxy statement, determine that a vote has a material impact on a fund and recall any shares on loan in advance of the record date for the annual meeting. As a result, managers must weigh independent business judgement as a fiduciary, the benefit to a fund’s shareholders of recalling loaned shares in advance of an estimated record date without knowing whether there will be a vote on matters which have a material impact on the fund (thereby forgoing potential securities lending revenue for the fund’s shareholders) or leaving shares on loan to potentially earn revenue for the fund (thereby forgoing the opportunity to vote).
BlackRock Investment Stewardship    Global Principles | 17

Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Voting guidelines
The voting guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. The Guidelines are not intended to be exhaustive. BIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. As previously discussed, the Guidelines should be read in conjunction with the Principles and engagement priorities. Collectively, these “BIS policies” set out the core elements of corporate governance that guide our investment stewardship efforts globally and within each market, including when engaging with companies and voting at shareholder meetings. The BIS policies are applied on a case-by-case basis, taking into consideration the context within which a company is operating.
Reporting and vote transparency
We are committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and through disclosure on our website. Each year we publish an annual report that provides a global overview of our investment stewardship engagement and voting activities and a voting spotlight that summarizes our voting over a proxy year.11 Additionally, we make public our regional proxy voting guidelines for the benefit of clients and the companies in which we invest on their behalf. We also publish commentaries to share our perspective on market developments and emerging key themes.
At a more granular level, on a quarterly basis, we publish our vote record for each company that held a shareholder meeting during the period, showing how BIS voted on each proposal and providing our rationale for any votes against management proposals or on shareholder proposals. For shareholder meetings where a vote might be high profile or of significant interest to clients, we may publish a vote bulletin after the meeting, disclosing and explaining our vote on key proposals. We also publish a quarterly list of all companies with which we engaged and the key topics addressed in the engagement meeting.
In this way, we help inform our clients about the work we do on their behalf in promoting the governance and business practices that support durable, long-term financial value creation.
11 The proxy year runs from July 1 to June 30.
BlackRock Investment Stewardship    Global Principles | 18

Want to know more?
blackrock.com/stewardship | contactstewardship@blackrock.com

This document is provided for information and educational purposes only. Investing involves risk, including the loss of principal.

Prepared by BlackRock, Inc.
©2024 BlackRock, Inc. All rights reserved. BLACKROCK is a trademark of BlackRock, Inc., or its subsidiaries in the United States and elsewhere. All other trademarks are those of their respective owners.

BROWN ADVISORY
Proxy Voting Policy
March 2022

Discussion of Brown Advisory’s proxy voting policies and procedures, including specific approaches for integrating ESG principles into our voting decisions for sustainable investment strategies

Proxy voting is the process by which equity shareholders of a company vote, typically on an annual basis, on various matters pertaining to the governance of that company. Most proposals are submitted by management, and votes on management proposals are binding—the equivalent of a binding referendum vote on a ballot question in a statewide election. Additionally, a growing number of shareholder proposals are submitted each year for consideration at annual general meetings, many of which seek to address various environmental, social and governance issues. These votes are nonbinding, but the vote totals on these proposals can nonetheless influence corporate behavior.
As a fiduciary and as a sustainable investor, Brown Advisory considers proxy voting to be an important responsibility. It is an important mechanism for voicing our preferences as owners and stakeholders in the companies we hold in our strategies. This document contains an overview of the principles and processes that guide our proxy voting on securities—including differences between our process for institutional strategies and for advisory clients—followed by our full Proxy Voting Policy, developed in consultation with Institutional Shareholder Services Inc. (ISS).

Proxy Voting Principles for Securities Held within our Institutional Strategies
The following principles serve as a foundation of our approach to proxy voting for securities held within our institutional strategies. For these securities, Brown Advisory’s equity research team has researched the company and generally is well-informed of any issues material to the company’s business model and practices. As such, we believe we are in a position to engage with companies on these issues both through proxy voting and other engagement practices. Proxy voting is a democratic process that offers shareholders the opportunity to have their voice heard and express their sentiment as owners. For this reason, we believe that the rights of shareholders with regard to these resolutions should be protected by regulators to ensure that investors’ perspectives can always be heard in a public forum. We seek to participate in industry-wide activities that express support for these rights, such as sign-on letters and other initiatives to communicate views to the SEC, FINRA and other regulatory bodies.
▪Proxy voting is our fiduciary duty. We hold ourselves responsible for aligning our investment decision-making process and our proxy voting, in order to be consistent about what we seek from companies we hold in our institutional portfolios. We seek investments that are building and protecting long-term shareholder value, and we believe this is reflected in all of our proxy voting decisions. Responsible management of ESG issues is one input to achieving long-term shareholder value, and as such, we are likely to support those shareholder proposals that encourage company action on what we believe are material ESG risks or opportunities.
▪Transparency is essential. Brown Advisory is committed to providing proxy reporting and standardized disclosure of our voting history, as well as publishing N-PX filings for our mutual funds as required by law. Transparency is an important step in helping our clients evaluate whether we uphold our stated principles within our Sustainable and ESG strategies.
▪Bottom-up due diligence should inform voting decisions. We review each proposal that comes up for vote. Our analysts seek to dive below the surface and fully understand the implications of especially complex and material proposals. The recommendations of our proxy voting partner, ISS, are taken into consideration but do not determine our final decisions.
▪Collaboration with other stakeholders can inform our voting choice and amplify the signal of our vote. We collaborate on voting research, through dialogue between our analysts and portfolio managers. Where additive and practicable, we also collaborate with external stakeholders including company management, ISS, issue experts, ESG research networks and other stakeholders. We believe this collaboration leads to better-informed decisions, and in certain instances, collaboration can help to send a stronger message to a company about how the investment community views a given issue.
▪Proxy voting can be a part of a larger program to encourage positive changes. Proxy voting is just one way to communicate with companies on risks and opportunities. To complement our proxy voting process, and sometimes as result of it, our investment team might choose to pursue an extended engagement with a company as it relates to any information found during the due-diligence process for determining the vote.
Brown Advisory

Institutional Proxy Voting Process
▪Proxy voting for our institutional investment strategies is overseen by a Proxy Voting Committee made up of equity research analysts, ESG research analysts, trading operations team members, the Head of Sustainable Investing, our Director of Equity Research and our General Counsel (among others).
▪The Committee is responsible for overseeing the proxy voting process. Responsibility for determining how a vote is cast, however, rests with our investment and ESG research teams and, ultimately, with the portfolio managers for each Brown Advisory equity investment strategy. While we use the recommendations of ISS as a baseline for our voting, especially for routine management proposals, we vote each proposal after consideration on a case-by-case basis.
▪Our customized Proxy Voting Policy, developed in consultation with ISS, is reviewed each year.
▪For more detail on our Institutional Proxy Voting process, please see pp. 5-6 of this document.
Advisory Client Proxy Voting Process
▪Proxy voting for our Advisory clients (meaning clients for whom we manage customized accounts in a discretionary relationship according to their goals). is facilitated and monitored by our Proxy Voting Operations team. The team is responsible for arrangements with all custodial partners to have accounts set to electronic omnibus ballot distribution to our proxy voting agency, ISS. When omnibus ballot distribution is not supported, individualized account set up and distribution will be arranged.
▪Unless otherwise agreed with a client, Brown Advisory’s Proxy Voting Policy is assigned by default to our Advisory client accounts.
▪For more detail on our Advisory Client Proxy Voting process, please see pp. 6-7 of this document.
General Proxy Voting Positions
Below is a summary of the general positions that guide our voting for clients and accounts where we have discretion to cast proxy votes. While we approach each vote proposal on a case-by-case basis, we have a baseline set of “for” and “against” positions that serve as a starting point for our consideration of both management and shareholder proposals. For more detail on these positions, please see pp. 8-11 of this document.
We consider this baseline framework to be especially important in the realm of ESG-related shareholder proposals. There are a variety of ESG principles and ESG-related actions that we believe, by default, can lead to better investment performance and positive impact on society, and we generally encourage and support proposals that encourage these principles and actions. As noted above, there are often tradeoffs we need to consider when voting—for example, our desire for management to pay attention broadly to a salient issue, vs. specific details in a proposal that we may not support—to help ensure that our voting decisions are thoughtful and reflect the interests of all relevant stakeholders.

We broadly support environmental proposals that encourage	We broadly support social proposals that encourage	We broadly support governance proposals that encourage
▪Climate change and emissions reporting, goal setting, and action	▪Social justice	▪Executive compensation measures that are linked to ESG metrics
▪Water quality, accessibility, and management	▪Human rights and responsible labor management	▪Diverse and inclusive board composition
▪Responsible and effective waste management	▪Data privacy and AI ethics	▪Transparency with regard to political spending
▪Energy efficiency and renewable, lower-carbon energy sourcing
Reporting and Transparency
Brown Advisory publishes its proxy voting activity annually on its website at a firmwide level, and for each of our mutual funds.
Brown Advisory

BROWN ADVISORY PROXY VOTING POLICY ON SECURITIES
The firm receives proxy ballots on behalf of clients and shall vote such proxies consistent with this Policy, which sets forth the firm’s standard approach to voting on common proxy questions. In general, this Policy is designed to ensure that the firm votes proxies in the best interest of clients, so as to promote the long-term economic value of the underlying securities. These votes are informed by both financial and extra-financial data, including material ESG factors.
Clients may, at any time, opt to change their proxy voting authorization. Upon notice that a client has revoked the firm’s authority to vote proxies, the firm will have the client account removed from omnibus voting and have the proxy setting updated accordingly. This update at the custodian routes all ballots and annual reports to the legal address on record of the account holder.
To facilitate the proxy voting process, the firm has engaged Institutional Shareholder Services Inc. (“ISS”), an unaffiliated, third-party proxy voting service, to provide proxy research and voting recommendations. In addition, the firm subscribes to ISS’s proxy vote management system, which provides a means to receive and vote proxies, as well as services for record-keeping, auditing, reporting and disclosure regarding votes. However, securities held within institutional equity strategies are voted on a case-by-case basis, meaning, we do not rely exclusively on the proxy policy, and complement our proxy provider’s research with our own proprietary research to arrive at independent decisions, when needed. The firm will regularly review our relationship with ISS in order to assess its capacity and competency to provide services to the firm and to review certain of its significant policies and procedures, including those governing conflicts of interests, error identification and correction and processes to evaluate additional information received during the proxy process.
On a regular basis, a list of upcoming proxies issued for companies held within the institutional strategies are provided to the institutional portfolio managers. Except in situations identified as presenting material conflicts of interest, the institutional portfolio manager responsible for the institutional strategy that holds the security may make the final voting decision based on a variety of considerations. In circumstances where the securities are not held within an institutional strategy, proxies will be voted according to Brown Advisory’s policy, unless the client-specific guidelines provided by Brown Advisory to ISS specify otherwise. Generally, Brown Advisory’s proxy voting philosophy is aligned with ISS recommendations.
In keeping with its fiduciary obligations to clients, the firm considers each proxy voting proposal related to holdings in the firm’s institutional strategies on its own merits and an independent determination is made based on the relevant facts and circumstances, including both fundamental and ESG factors. Proxy proposals include a wide range of routine and non-routine matters. The firm generally votes with management on routine matters and takes a more case-by-case approach regarding non-routine matters.
Voting preferences of clients may differ based on their values. The firm seeks to provide clients with the opportunity to have proxies voted in line with these values. From time to time, clients may prefer to select alternative voting guidelines that better align with their values. In these cases, the firm will work with ISS to identify an appropriate alternative policy. Where no appropriate alternative policy is available, the firm will endeavor to work with the client to set up appropriate guidelines and procedures to vote case-by-case
Proxy Voting Principles for Securities Held within our Institutional Strategies
▪The following principles serve as a foundation of our approach to proxy voting for securities held within our institutional strategies. For these securities, Brown Advisory’s equity research team has researched the company and generally is well-informed of any issues material to the company’s business model and practices. As such, we believe we are in a position to engage with companies on these issues both through proxy voting and other engagement practices. Proxy voting is a democratic process that offers shareholders the opportunity to have their voice heard and express their sentiment as owners. For this reason, we believe that the rights of shareholders with regard to these resolutions should be protected by regulators to ensure that investors’ perspectives can always be heard in a public forum. We seek to participate in industry-wide activities that express support for these rights, such as sign-on letters and other initiatives to communicate views to the SEC, FINRA and other regulatory bodies.
Brown Advisory

▪Proxy voting is our fiduciary duty. We hold ourselves responsible for aligning our investment decision-making process and our proxy voting, in order to be consistent about what we seek from companies we hold in our institutional portfolios. We seek investments that are building and protecting long-term shareholder value, and we believe this is reflected in all of our proxy voting decisions. Responsible management of ESG issues is one input to achieving long-term shareholder value, and as such, we are likely to support those shareholder proposals that encourage company action on what we believe are material ESG risks or opportunities.
▪Transparency is essential. Brown Advisory is committed to providing proxy reporting and standardized disclosure of our voting history, as well as publishing N-PX filings for our mutual funds as required by law. Transparency is an important step in helping our clients evaluate whether we uphold our stated principles within our Sustainable and ESG strategies.
▪Bottom-up due diligence should inform voting decisions. We review each proposal that comes up for vote. Our analysts seek to dive below the surface and fully understand the implications of especially complex and material proposals. The recommendations of our proxy voting partner, ISS, are taken into consideration but do not determine our final decisions.
▪Collaboration with other stakeholders can inform our voting choice and amplify the signal of our vote. We collaborate on voting research, through dialogue between our analysts and portfolio managers. Where additive and practicable, we also collaborate with external stakeholders including company management, ISS, issue experts, ESG research networks and other stakeholders. We believe this collaboration leads to better-informed decisions, and in certain instances, collaboration can help to send a stronger message to a company about how the investment community views a given issue.
▪Proxy voting can be a part of a larger program to encourage positive changes. Proxy voting is just one way to communicate with companies on risks and opportunities. To complement our proxy voting process, and sometimes as result of it, our investment team might choose to pursue an extended engagement with a company as it relates to any information found during the due-diligence process for determining the vote.
Institutional Proxy Voting Process
▪Proxy voting for our institutional investment strategies is overseen by a Proxy Voting Committee made up of equity research analysts, ESG research analysts, trading operations team members, the Head of Sustainable Investing, our Director of Equity Research and our General Counsel (among others).
▪The Committee is responsible for overseeing the proxy voting process. Responsibility for determining how a vote is cast, however, rests with our investment and ESG research teams and, ultimately, with the portfolio managers for each Brown Advisory equity investment strategy. While we use the recommendations of ISS as a baseline for our voting, especially for routine management proposals, we vote each proposal after consideration on a case-by-case basis.
▪Our customized Proxy Voting Policy, developed in consultation with ISS, is reviewed each year and aims to reflect our fundamental and ESG thinking, so as to achieve as much alignment between recommendations and execution as possible, while still enabling our case-by-case approach.
▪A 30-day outlook of upcoming proposals is circulated to our full equity investment research team each week. Fundamental analysts guide vote recommendations on management proposals, and ESG analysts guide vote recommendations on shareholder proposals, with both groups working together to think through the relevant issues.
▪Proposals may require additional due diligence and benefit from collaborative investigation, and this is determined on a case-by-case basis. Where necessary, our analysts will conduct research on each proposal, which may include information contained in public filings, policy recommendations and management conversations. When additional proxy materials become available after a voting determination is made, we will seek to consider such filings when they are made sufficiently in advance and where we believe such information would reasonably be expected to affect our voting determination. To enhance our analysis, we may collaborate with our internal and external networks, the resolution filer and/or associated coalition, ISS analysts about their recommendation, the company itself and relevant industry experts. If our additional due diligence uncovers factual errors, incompleteness or inaccuracies in the analysis or recommendation underpinning our vote, the firm will bring this to the attention of ISS.
Brown Advisory

▪The majority of voting recommendations are in line with our Proxy Voting Policy, and in these cases the vote is automatically cast accordingly.
▪When our recommendation diverges from the Policy, the responsible analyst will contact the portfolio managers who own the name and who have final decision-making power. In most cases, the portfolio managers agree with the analyst’s recommendation, in rare cases they may overrule. In either case, the final recommendation is provided to Brown Advisory’s operations team, which documents the rationale for the vote and ensures vote execution. All votes cast against policy require approval from the firm’s General Counsel.
▪In the event that portfolio managers of different strategies disagree on the vote recommendation for a name they all own, a split vote may be conducted. In general, this disagreement is due to portfolio managers having unique views on an issue. A split vote divides all of the company’s shares held by Brown Advisory and splits the vote in accordance with the strategy’s share ownership to reflect the individual preferences of each strategy’s portfolio manager(s). Split votes trigger a review from the Proxy Voting Committee, and such votes must be approved by the firm’s General Counsel.
Advisory Client Voting Process
▪Proxy voting for our Advisory clients is facilitated and monitored by our Proxy Voting Operations team. The team is responsible for arrangements with all custodial partners to have accounts set to electronic omnibus ballot distribution to our proxy voting agency, ISS. When omnibus ballot distribution is not supported, individualized account set up and distribution will be arranged.
▪Unless otherwise agreed with a client, Brown Advisory’s Proxy Voting Policy is assigned by default to our Advisory client accounts.
▪The following exceptions can apply to standard voting for Advisory clients:
◦Client Directed: A client will always retain her or his authority to request verbally and confirm in writing their request to:
•Attend a meeting and vote
•Vote in line with account owner request
•Request a take no action or abstention
◦No Voting: A client, during on-boarding, will have the ability to request accounts to be set to have voting ballots mailed directly to the account owner’s address.
◦Holdings in Mutual Funds: All holdings owned by our Advisory client base also held in our mutual fund complexes may be overseen and governed by the voting practices detailed in the Institutional section.
◦Client-specific Guidelines: Whereas we have a standard policy default, we have the capability to provide our Advisory clients with the option to customize their voting preferences. Should a client desire a customized approach, the Brown Advisory client team will work directly with the client, Brown Advisory Operations, and ISS to establish and implement client-specific guidelines.
▪The following voting practices are applied to separately managed portfolios:
◦Brown Advisory institutional strategies held in a separately managed account (SMA): Holdings within Brown Advisory SMAs are overseen and governed by the Proxy Voting Committee and follow all protocols detailed in the Institutional section.
◦Externally managed strategies held in a SMA: Holdings within an externally managed strategy held as a SMA are set up with the delegated and/or appointed manager for voting. In other terms, Brown Advisory yields voting authority to the appointed manager.
▪Please note the following voting practices are applied to corporate action events whereby the voting matter has a direct financial impact on the Advisory client account holder:
◦Such corporate action events with a direct financial impact on the Advisory client account holder will default to a case-by-case determination within our voting platform at ISS.
◦Customized reporting and service alerts will be distributed to our Proxy Voting Operations team.
Brown Advisory

◦The Proxy Voting Operations team will identify the account holders and Portfolio Management teams to take action on the event. A request with supporting detail and documentation will be sent to the Portfolio Management team to review and provide the voting recommendation.
◦When appropriate, our Portfolio Management team may engage the client on specific events, to discuss a proposed action.
GENERAL POSITIONS
Below is a summary of Brown Advisory’s general positions for voting on common proxy questions when Brown Advisory is authorized to vote shares at its discretion rather than by a client’s specific guidelines. Given the dynamic and wide-ranging nature of corporate governance issues that may arise, this summary is not intended to be exhaustive.
Management Recommendations
Since the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer’s management on any issue will be given substantial weight. Furthermore, Brown Advisory runs concentrated equity portfolios which we believe generally results in holding high quality companies that have strong and trustworthy management teams. This quality bias results in our portfolio managers generally supporting management proposals. Although proxies with respect to most issues are voted in line with the recommendation of the issuer’s management, the firm will not blindly vote in favor of management. The firm will not support proxy proposals or positions that it believes compromise clients’ best interests or that the firm determines may be detrimental to the underlying value of client positions.
Election of Directors
Although proxies will typically be voted for a management-proposed slate of directors, the firm may vote against (or withhold votes for) such directors if there are compelling corporate governance reasons for doing so. Some of these reasons may include where a director: attends less than 75% of board and relevant committee meetings; is the CEO of a company where a serious restatement occurred after the CEO certified the financial statements; served at a time when a poison pill was adopted without shareholder approval within the prior year; is the CFO of the company; has an interlocking directorship; has a perceived conflict of interest (or the director’s immediate family member has a perceived conflict of interest); or serves on an excessive number of boards.
The firm seeks to support independent boards of directors comprised of members with diverse backgrounds (including gender and race), a breadth and depth of relevant experience (including sustainability), and a track record of positive, long-term performance. The firm may vote against any boards that do not have the following levels of diversity (i.e. directors who are women or other underrepresented groups):
▪For boards consisting of six or fewer directors, the firm may vote against the Nominating Committee Chair where the board does not have one diverse director by 2022, and two diverse directors by 2024.
▪For boards consisting of more than six directors, the firm may vote against the Nominating Committee Chair where the board does not have 20% diverse board members by 2022, and 30% diverse directors by 2024.
▪In cases where the Nominating Committee Chair is not up for re-election, the firm may vote against other board members including the Chair of the board
Separation of the roles of Chairman and CEO is generally supported, but the firm will not typically vote against a CEO who serves as chairman or director. In the absence of an independent chairman, however, the firm generally supports the appointment of a lead director with authority to conduct sessions outside the presence of the insider chairman.
The firm will typically vote against any inside director seeking appointment to a key committee (audit, compensation, nominating or governance), since the firm believes that the service of independent directors on such committees best protects and enhances the interests of shareholders. Where insufficient information is provided regarding performance metrics, or where pay is not tied to performance (e.g., where management has excessive discretion to alter performance terms or previously defined targets), the firm will typically vote against the chair of the compensation committee.
Brown Advisory

Appointment and Rotation of Auditors
Management recommendations regarding selection of an auditor shall generally be supported, but the firm will not support the ratification of an auditor when there appears to be a hindrance on auditor independence, intentional accounting irregularity or negligence by the auditor. Some examples include: when an auditing firm has other relationships with the company that may suggest a conflict of interest; when the auditor bears some responsibility for a restatement by the company; when a company has aggressive accounting policies or lack of transparency in financial statements; and when a company changes auditors as a result of disagreement between the company and the auditor regarding accounting principles or disclosure issues. The firm will generally support proposals for voluntary auditor rotation with reasonable frequency and/or rationale.
Changes in State of Incorporation or Capital Structure
Management recommendations about reincorporation are generally supported unless the new jurisdiction in which the issuer is reincorporating has laws that would dilute the rights of shareholders of the issuer. The firm will generally vote against reincorporation where it believes the financial benefits are minimal and there is a decrease in shareholder rights. Shareholder proposals to change the company’s place of incorporation generally will only be supported in exceptional circumstances.
Proposals to increase the number of authorized shares will be evaluated on a case-by-case basis. Because adequate capital stock is important to the operation of a company, the firm will generally support the authorization of additional shares, unless the issuer has not disclosed a detailed plan for use of the shares, or where the number of shares far exceeds those needed to accomplish a detailed plan. Additionally, if the issuance of new shares will limit shareholder rights or could excessively dilute the value of outstanding shares, then such proposals will be supported only if they are in the best interest of the client.
Corporate Restructurings, Mergers and Acquisitions
These proposals should be examined on a case-by-case basis, as they are an extension of an investment decision.
Proposals Affecting Shareholder Rights
The firm generally favors proposals that are likely to promote shareholder rights and/or increase shareholder value. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally will not be supported.
Anti-takeover Issues
Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis, taking into account the rights of shareholders, since the financial interest of shareholders regarding buyout offers is so substantial.
Although the firm generally opposes anti-takeover measures because they tend to diminish shareholder rights and reduce management accountability, the firm generally supports proposals that allow shareholders to vote on whether to implement a “poison pill” plan (shareholder rights plan). In certain circumstances, the firm may support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains a reasonable ‘qualifying offer’ provision. The firm generally supports anti-greenmail proposals, which prevent companies from buying back company stock at significant premiums from a large shareholder.
Shareholder Action
The firm generally supports proposals that allow shareholders to call special meetings, with a minimum threshold of shareholders requesting such a meeting. The firm believes that best practice for a minimum threshold of shareholders required to call a special meeting is generally considered to be between 20-25%, however the firm assesses this on a company-by-company basis. Proposals that allow shareholders to act by written consent are also generally supported, if there is a threshold of the minimum number of votes that would be necessary to authorize the action at a meeting at which all shareholders entitled to vote were present and voting. The firm believes that best practice for a minimum threshold of shareholders required to act by written consent is generally considered to be between 20-25%, however the firm assesses this on a company-by-company basis. In order to assess the appropriateness of special meeting and written consent provisions the firm would, for example, consider the make-up of the existing investor base/ownership, to determine whether a small number of investors could easily achieve the required threshold, as well as what other mechanisms or governance provisions already exist for shareholders to access management.
Brown Advisory

Proxy Access
The firm believes that shareholders should, under reasonable conditions, have the right to nominate directors of a company. The firm believes that it is generally in the best interest of shareholders for companies to provide shareholders with reasonable opportunity to exercise this right, while also ensuring that short-term investors or investors without substantial investment in the company cannot abuse this right. In general, we believe that the appropriate threshold for proxy access should permit up to 20 shareholders that collectively own 3% or more of the company’s outstanding shares for 3 or more years to nominate the greater of 2 directors or 20% of the board’s directors, however the firm assesses this on a case-by-case basis.
Executive Compensation
Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans and other equity-based compensation, should be examined on a case-by- case basis to ensure that the long-term interests of management and shareholders are properly aligned. This alignment includes assessing whether compensation is tied to both ESG and financial KPIs. Share count and voting power dilution should be limited.
The firm generally favors the grant of restricted stock units (RSUs) to executives, since RSUs are an important component of compensation packages that link executives’ compensation with their performance and that of the company. The firm typically opposes caps on executive stock RSUs, since tying an executive’s compensation to the performance of the company provides incentive to maximize share value. The firm also supports equity grants to directors, which help align the interests of outside directors with those of shareholders, although such awards should not be performance-based, so that directors are not incentivized in the same manner as executives.
Proposals to reprice or exchange RSUs are reviewed on a case-by-case basis, but are generally opposed. The firm generally will support a repricing only in limited circumstances, such as if the stock decline mirrors the market or industry price decline in terms of timing and magnitude and the exchange is not value destructive to shareholders.
Although matters of executive compensation should generally be left to the board’s compensation committee, proposals to limit executive compensation will be evaluated on a case-by-case basis.
The firm generally supports shareholder proposals to allow shareholders an advisory vote on compensation. Absent a compelling reason, companies should submit say-on-pay votes to shareholders every year, since such votes promote valuable communication between the board and shareholders regarding compensation. Where there is an issue involving egregious or excessive bonuses, equity awards or severance payments (including golden parachutes), the firm will generally vote against a say-on-pay proposal. The firm may oppose the election of compensation committee members at companies that do not satisfactorily align executive compensation with the interests of shareholders.
Environmental, Social and Governance Issues
Shareholder proposals regarding environmental, social and governance issues, in general, are supported, especially when they would have a clear and direct positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer. The environmental, social and governance proposals we generally support often result in increased reporting and disclosure, which deepens our understanding of the risks and opportunities pertaining to a specific company. Although policy decisions are typically better left to management and the board, in cases where the firm believes a company has not adequately mitigated significant ESG risks, the firm may vote against directors.
Brown Advisory broadly supports proposals that encourage the following considerations that we believe are in the best long-term economic interest of our clients:
Environment
▪Climate change and emissions reporting, goal setting, and action
▪Water quality, accessibility, and management
▪Responsible and effective waste management
▪Energy efficiency and renewable, lower-carbon energy sourcing
Brown Advisory

Social
▪Social justice
▪Human rights and responsible labor management
▪Data privacy and AI ethics
Governance
▪Executive compensation measures that are linked to ESG metrics
▪Diverse and inclusive board composition
▪Transparency with regard to political spending
Non-U.S. Proxy Proposals
For actively recommended issuers domiciled outside the United States, the firm may follow ISS’s international proxy voting guidelines, including, in certain circumstances, country-specific guidelines.
Conflicts of Interest
A “conflict of interest” means any circumstance when the firm or one of its affiliates (including officers, directors and employees), or in the case where the firm serves as investment adviser to a Brown Advisory Fund, when the Fund or the principal underwriter, or one or more of their affiliates (including officers, directors and employees), knowingly does a material amount of business with, receives material compensation from, or sits on the board of, a particular issuer or closely affiliated entity and, therefore, may appear to have a conflict of interest between its own interests and the interests of clients or Fund shareholders in how proxies of that issuer are voted. For example, a perceived conflict of interest may exist if an employee of the firm serves as a director of an actively recommended issuer, or if the firm is aware that a client serves as an officer or director of an actively recommended issuer. Conflicts of interest will be resolved in a manner the firm believes is in the best interest of the client.
The firm should vote proxies relating to such issuers in accordance with the following procedures:
Routine Matters and Immaterial Conflicts: The firm may vote proxies for routine matters, and for non-routine matters that are considered immaterial conflicts of interest, consistent with this Policy. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the firm’s decision-making in voting a proxy. Materiality determinations will be made by the Chief Compliance Officer or designee based upon an assessment of the particular facts and circumstances.
Material Conflicts and Non-Routine Matters: If the firm believes that (a) it has a material conflict and (b) that the issue to be voted upon is non-routine or is not covered by this Policy, then to avoid any potential conflict of interest:
▪In the case of a Fund, the firm shall contact the Fund board for a review and determination.
▪In the case of all other conflicts or potential conflicts, the firm may “echo vote” such shares, if possible, which means the firm will vote the shares in the same proportion as the vote of all other holders of the issuer’s shares; OR in cases when echo voting is not possible, the firm may defer to ISS recommendations, abstain or vote in a manner that the firm, in consultation with the General Counsel, believes to be in the best interest of the client.
▪If the aforementioned options would not address or ameliorate the conflict or potential conflict, then the firm may abstain from voting, as described below.
Abstention
In recognition of its fiduciary obligations, the firm generally endeavors to vote the proxies it receives. However, the firm may abstain from voting proxies in certain circumstances. For example, the firm may determine that abstaining from voting is appropriate if voting is not in the best interest of the client. In addition to abstentions due to material conflicts of interest, situations in which we would not vote proxies might include:
▪Circumstances where the cost of voting the proxy exceeds the expected benefits to the client
▪Circumstances where there are significant impediments to an efficient voting process, including with respect to non-US issuers where the vote requires translations or other burdensome conditions
▪Circumstances where the vote would not reasonably be expected to have a material effect on the value of the client’s investment.

Brown Advisory

Client-Specific Guidelines
From time to time, clients may prefer to elect alternative voting guidelines in cases where the guidelines previously outlined in this document do not align with the client’s investment or value objectives. The firm seeks to provide clients with the opportunity to have proxies voted in line with their values and objectives. Where a client desires to elect alternative voting guidelines, the firm will work with the client and ISS to identify appropriate alternative voting guidelines. Where no appropriate pre-defined alternative guidelines are available, the firm will endeavor to work with the client to define and set up guidelines to vote proxies on a case-by-case basis. If the firm has not previously implemented the alternative guidelines, members of the firm’s proxy voting committee will review the policy to ensure alignment with our fiduciary duty. The firm may recommend a departure from specific aspects of the selected policy’s guidelines when it deems such a departure to be in the client’s best interest.

Brown Advisory

The views expressed are those of the author and Brown Advisory as of the date referenced and are subject to change at any time based on market or other conditions. These views are not intended to be and should not be relied upon as investment advice and are not intended to be a forecast of future events or a guarantee of future results. Past performance is not a guarantee of future performance and you may not get back the amount invested.
The information provided in this material is not intended to be and should not be considered to be a recommendation or suggestion to engage in or refrain from a particular course of action or to make or hold a particular investment or pursue a particular investment strategy, including whether or not to buy, sell, or hold any of the securities mentioned. It should not be assumed that investments in such securities have been or will be profitable. To the extent specific securities are mentioned, they have been selected by the author on an objective basis to illustrate views expressed in the commentary and do not represent all of the securities purchased, sold or recommended for advisory clients. The information contained herein has been prepared from sources believed reliable but is not guaranteed by us as to its timeliness or accuracy, and is not a complete summary or statement of all available data. This piece is intended solely for our clients and prospective clients, is for informational purposes only, and is not individually tailored for or directed to any particular client or prospective client.
ESG considerations that are material will vary by investment style, sector/industry, market trends and client objectives. ESG strategies seek to identify companies that they believe may have desirable ESG outcomes, but investors may differ in their views of what constitutes positive or negative ESG outcomes. As a result, the strategies may invest in companies that do not reflect the beliefs and values of any particular investor. The strategies may also invest in companies that would otherwise be screened out of other ESG oriented funds. Security selection will be impacted by the combined focus on ESG assessments and forecasts of return and risk.
The strategies intend to invest in companies with measurable ESG outcomes, as determined by Brown Advisory, and seeks to screen out particular companies and industries. Brown Advisory relies on third parties to provide data and screening tools. There is no assurance that this information will be accurate or complete or that it will properly exclude all applicable securities. Investments selected using these tools may perform differently than as forecasted due to the factors incorporated into the screening process, changes from historical trends, and issues in the construction and implementation of the screens (including, but not limited to, software issues and other technological issues). There is no guarantee that Brown Advisory’s use of these tools will result in effective investment decisions.
www.brownadvisory.com
Brown Advisory

CAUSEWAY CAPITAL MANAGEMENT LLC
Proxy Voting Policies and Procedures
June 30, 2021
Overview
As an investment adviser with fiduciary responsibilities to its clients, Causeway Capital Management LLC (“Causeway”) votes the proxies of companies owned by investment vehicles managed and sponsored by Causeway, and institutional and private clients who have granted Causeway such voting authority. Causeway has adopted these Proxy Voting Policies and Procedures to govern how it performs and documents its fiduciary duty regarding the voting of proxies.
Proxies are voted solely in what Causeway believes is the best interests of the client, a fund’s shareholders or, where employee benefit assets are involved, plan participants and beneficiaries (collectively “clients”). Causeway’s intent is to vote proxies, wherever possible to do so, in a manner consistent with its fiduciary obligations. Practicalities involved in international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.
The Chief Operating Officer of Causeway supervises the proxy voting process. Proxy voting staff monitor upcoming proxy votes, review proxy research, identify potential conflicts of interest and escalate such issues to the Chief Operating Officer, receive input from portfolio managers, and ultimately submit proxy votes in accordance with these Proxy Voting Policies and Procedures. The Chief Operating Officer and President have final decision-making authority over case-by-case votes. To assist in fulfilling its responsibility for voting proxies, Causeway currently uses Institutional Shareholder Services Inc. (“ISS”) for proxy research, which assists the decision-making process, and for proxy voting services, which include organizing and tracking pending proxies, communicating voting decisions to custodian banks, and maintaining records. Causeway will conduct periodic due diligence on ISS and its capacity and competency to provide proxy research and the proxy voting services provided to Causeway.
Proxy Voting Guidelines
Causeway generally votes on specific matters in accordance with the proxy voting guidelines set forth below. However, Causeway reserves the right to vote proxies on behalf of clients on a case-by-case basis if the facts and circumstances so warrant.
Causeway’s proxy voting guidelines are designed to cast votes consistent with certain basic principles: (i) increasing shareholder value; (ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing strong and independent boards of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution. Causeway’s guidelines also recognize that a company’s management is charged with day-to-day operations and, therefore, Causeway generally votes on routine business matters in favor of management’s proposals or positions.
                        Causeway

Causeway generally votes for:
•distributions of income
•appointment of auditors
•director compensation, unless deemed excessive
•boards of directors – Causeway generally votes for management’s slate of director nominees. However, it votes against incumbent nominees with poor attendance records, or who have otherwise acted in a manner Causeway believes is not in the best interests of shareholders. Causeway recognizes that, in certain jurisdictions, local law or regulation may influence Board composition.
•financial results/director and auditor reports
•share repurchase plans
•changing corporate names and other similar matters
Causeway generally votes the following matters on a case-by-case basis:
•amendments to articles of association or other governing documents
•changes in board or corporate governance structure
•changes in authorized capital including proposals to issue shares
•compensation – Causeway believes that it is important that a company’s equity-based compensation plans, including stock option or restricted stock plans, are aligned with the interests of shareholders, including Causeway’s clients, and focus on observable long-term returns. Causeway evaluates compensation plans on a case-by-case basis, with due consideration of potential consequences of a particular compensation plan. Causeway generally opposes packages that it believes provide excessive awards or create excessive shareholder dilution. Causeway generally opposes proposals to reprice options because the underlying stock has fallen in value.
•social and environmental issues – Causeway believes that it is generally management's responsibility to address such issues within the context of increasing long-term shareholder value. To the extent that management's position on a social or environmental issue is inconsistent with increasing long-term shareholder value, Causeway may vote against management or abstain. Causeway may also seek to engage in longer-term dialogue with management on these issues, either separately or in connection with proxy votes on the issue.
•debt issuance requests
•mergers, acquisitions and other corporate reorganizations or restructurings
•changes in state or country of incorporation
•related party transactions
Causeway generally votes against:
•anti-takeover mechanisms – Causeway generally opposes anti-takeover mechanisms including poison pills, unequal voting rights plans, staggered boards, provisions requiring supermajority approval of a merger and other matters that are designed to limit the ability of shareholders to approve merger transactions.
                        Causeway

Conflicts of Interest
Causeway’s interests may, in certain proxy voting situations, be in conflict with the interests of clients. Causeway may have a conflict if a company that is soliciting a proxy is a client of Causeway or is a major business partner or vendor for Causeway. Causeway may also have a conflict if Causeway personnel have significant business or personal relationships with participants in proxy contests, corporate directors or director candidates.
The Chief Operating Officer determines the issuers with which Causeway may have a significant business relationship. For this purpose, a “significant business relationship” is one that: (1) represents 1.5% or more of Causeway’s prior calendar year gross revenues; (2) represents $2,000,000 or more in payments from a sponsored vehicle during the prior calendar year; or (3) may not directly involve revenue to Causeway or payments from its sponsored vehicles, but is otherwise determined by the Chief Operating Officer to be significant to Causeway or its affiliates or sponsored vehicles, such as a primary service provider of a fund or vehicle managed and sponsored by Causeway, or a significant relationship with the company that might create an incentive for Causeway to vote in favor of management.
The Chief Operating Officer will identify issuers with which Causeway’s employees who are involved in the proxy voting process may have a significant personal or family relationship. For this purpose, a “significant personal or family relationship” is one that would be reasonably likely to influence how Causeway votes proxies.
Proxy voting staff will seek to identify potential conflicts of interest in the first instance and escalate relevant information to the Chief Operating Officer. The Chief Operating Officer will reasonably investigate information relating to conflicts of interest. For purposes of identifying conflicts under this policy, the Chief Operating Officer will rely on publicly available information about Causeway and its affiliates, information about Causeway and its affiliates that is generally known by Causeway’s employees, and other information actually known by the Chief Operating Officer. Absent actual knowledge, the Chief Operating Officer is not required to investigate possible conflicts involving Causeway where the information is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Chief Operating Officer.
Proxy voting staff will maintain a list of issuers with which there may be a conflict and will monitor for potential conflicts of interest on an ongoing basis.
Proxy proposals that are “routine,” such as uncontested elections of directors or those not subject to a vote withholding campaign, meeting formalities, and approvals of annual reports/financial statements are presumed not to involve material conflicts of interest. For non-routine proposals, the Chief Operating Officer in consultation with Causeway’s General Counsel/Chief Compliance Officer decides if they involve a material conflict of interest.
If a proposal is determined to involve a material conflict of interest, Causeway may, but is not required to, obtain instructions from the client on how to vote the proxy or obtain the client’s consent for Causeway’s vote. If Causeway does not seek the client’s instructions or consent, Causeway will vote as follows:
•If a “for” or “against” or “with management” guideline applies to the proposal, Causeway will vote in accordance with that guideline.
•If a “for” or “against” or “with management” guideline does not apply to the proposal, Causeway will follow the recommendation of an independent third party such as ISS. If Causeway seeks to follow the recommendation of a third party, the Chief Operating Officer will assess the third party’s capacity and competency to analyze the issue, as well as the third party’s ability to identify and address conflicts of interest it may have with respect to the recommendation.
To monitor potential conflicts of interest regarding the research and recommendations of independent third parties, such as ISS, proxy voting staff will review the third party’s disclosures of significant relationships. The Chief Operating Officer will review proxy votes involving issuers where a significant relationship has been identified by the proxy research provider.
                        Causeway

Practical Limitations Relating to Proxy Voting
While the proxy voting process is well established in the United States and other developed markets with numerous tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions may involve a number of problems that may restrict or prevent Causeway’s ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings relative to deadlines required to submit votes; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) restrictions on the sale of the securities for a period of time prior to the shareholder meeting; and (vi) requirements to provide local agents with powers of attorney (which Causeway will typically rely on clients to maintain) to facilitate Causeway’s voting instructions. As a result, Causeway will only use its best efforts to vote clients’ non-US proxies and Causeway may decide not to vote a proxy if it determines that it would be impractical or disadvantageous to do so.
In addition, regarding US and non-US companies, Causeway will not vote proxies if it does not receive adequate information from the client’s custodian in sufficient time to cast the vote.
For clients with securities lending programs, Causeway may not be able to vote proxies for securities that a client has loaned to a third party. Causeway recognizes that clients manage their own securities lending programs. Causeway may, but is not obligated to, notify a client that Causeway is being prevented from voting a proxy due to the securities being on loan. There can be no assurance that such notice will be received in time for the client, if it so chooses, to recall the security.

                        Causeway

EAGLE ASSET MANAGEMENT, INC.
Proxy Voting Guidelines
March 2023

Part I: POLICY AND PROCEDURES

Guiding Principles
The Proxy Voting Process Implementation
Conflicts of Interest

Part II: EAM PROXY VOTING GUIDELINES SUMMARY

U.S. Proxy Items
Non-U.S. Proxy Items
Eagle Asset Management, Inc.

Eagle Asset Management, Inc.
(Collectively “EAM”)
POLICY AND PROCEDURES ON PROXY VOTING
FOR INVESTMENT ADVISORY CLIENTS

Part I: POLICY AND PROCEDURES
Guiding Principles
Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that favor proposals, which in EAM’s view, maximize a company’s shareholder value and are not influenced by conflicts of interest. These principles reflect EAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.
EAM has adopted the policies and procedures set out below regarding the voting of proxies (the “Policy”). EAM periodically reviews this Policy, in conjunction with the parent company Raymond James Investment Management Stewardship committee, to ensure it continues to be consistent with our guiding principles.
The Proxy Voting Process Public Equity
Investments
To implement these guiding principles for investments in publicly traded equities for which we have voting power on any record date, we follow customized proxy voting guidelines that have been developed by EAM portfolio management (the “EAM Guidelines”). The EAM Guidelines embody the positions and factors EAM considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the EAM Guidelines identify factors we consider in determining how the vote should be cast. A summary of the EAM Guidelines is enclosed as Part II.
The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. EAM portfolio management teams (each a “Portfolio Management Team”) base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.
Implementation
EAM has retained a third-party proxy voting service (the “Proxy Service”) to assist in the implementation of certain proxy voting-related functions, including, without limitation, operational, recordkeeping and reporting services. The Proxy Service transmits votes for each proxy based upon the application of the EAM Guidelines to the particular proxy issues. EAM retains the responsibility for proxy voting decisions. All proxy votes are done so on a best efforts basis.
Clients of EAM may retain their voting rights; delegate the responsibility to EAM or to a third party of their choosing. In certain instances, EAM may still be required to transmit vote proxies for those custodians who do not have a relationship with the Proxy Service.
EAM’s Portfolio Management Teams generally cast proxy votes consistently with the EAM Guidelines. On certain proxy votes, each Portfolio Management Team may diverge from the EAM Guidelines based on new information, but bearing in mind that the override decisions are not influenced by any conflict of interest. Because of the override process, different Portfolio Management Teams may vote differently for particular votes for the same company.
From time to time, EAM’s ability to vote proxies may be affected by regulatory requirements and compliance, legal or logistical considerations. As a result, EAM, from time to time, may determine that it is not practicable or desirable to vote proxies.
Eagle Asset Management, Inc.

Conflicts of Interest
In instances when a Portfolio Management Team is interested in voting in a manner that diverges from the initial Recommendation based on the EAM Guidelines, EAM has implemented processes designed to prevent conflicts of interest from influencing its proxy voting decisions. These processes include information barriers, the use of the EAM Guidelines and the override review described above.

Part II: EAM PROXY VOTING GUIDELINES SUMMARY
The following is a summary of the material EAM Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of EAM’s Policy and Procedures on Proxy Voting for Investment Advisory Clients (the “Policy”). As described in the main body of the Policy, one or more EAM Portfolio Management Teams may diverge from the Guidelines and a related Recommendation on any particular proxy vote or in connection with any individual investment decision in accordance with the Policy.
U.S. Proxy Items
The EAM proxy voting guidelines will be based on the ISS Benchmark Policy (US), with the following customization:
◦All shareholder proposals will be voted Case-By-Case (“REFER”).
◦Advisory Vote on Executive Compensation (“Say on Pay”) will go to Case-By-Case (“REFER”) in the event ISS has an “AGAINST” recommendation.
◦Restructuring proposals, including M&A activity, bankruptcy, etc. will be voted Case-By-Case (“REFER”).
◦Special Meetings will be voted Case-By-Case (“REFER”).
◦Vote(s) for director(s) will go to Case-By-Case (“REFER”) in the event ISS recommends WITHHOLD votes.
All Case-By-Case (“REFER”) votes would go to chair of Stewardship Committee who would then convene a meeting with portfolio managers involved for discussion and vote.
Unified EAM guidelines as well as any updates to the ISS Benchmark Policy (US) will be reviewed by the Stewardship Committee at least annually.
Non-U.S Proxy Items
For international holdings, ISS country-specific benchmark guidelines will be used.
Eagle Asset Management, Inc.

EMERALD ADVISERS, LLC.
EMERALD MUTUAL FUND ADVISERS TRUST
EMERALD SEPARATE ACCOUNT MANAGEMENT

PROXY VOTING POLICY

The voting policies set forth below apply to all proxies which Emerald Advisers, LLC. and subsidiaries are entitled to vote. It is Emerald’s policy to vote all such proxies. Corporate governance through the proxy process is solely concerned with the accountability and responsibility for the assets entrusted to corporations. The role of institutional investors in the governance process is the same as the responsibility due all other aspects of the fund’s management. First and foremost, the investor is a fiduciary and secondly, an owner. Fiduciaries and owners are responsible for their investments. These responsibilities include:

1)selecting proper directors
2)insuring that these directors have properly supervised management
3)resolve issues of natural conflict between shareholders and managers
a.Compensation
b.Corporate Expansion
c.Dividend Policy
d.Free Cash Flow
e.Various Restrictive Corporate Governance Issues, Control Issues, etc.
f.Preserving Integrity

In voting proxies, Emerald will consider those factors which would affect the value of the investment and vote in the manner, which in its view, will best serve the economic interest of its clients. Consistent with this objective, Emerald will exercise its vote in a activist pro-shareholder manner in accordance with the following policies.

I. BOARDS OF DIRECTORS

In theory, the board represents shareholders, in practice, all too often Board members are selected by management. Their allegiance is therefore owed to management in order to maintain their very favorable retainers and prestigious position. In some cases, corporations never had a nominating process, let alone criteria for the selection of Board members. Shareholders have begun to focus on the importance of the independence of the Board of Directors and the nominating process for electing these Board members. Independence is an important criterium to adequately protect shareholders’ ongoing financial interest and to properly conduct a board member’s oversight process. Independence though, is only the first criteria for a Board. Boards need to be responsible fiduciaries in their oversight and decision making on behalf of the owners and corporations. Too many companies are really ownerless. Boards who have failed to perform their duties, or do not act in the best interests of the shareholders should be voted out. A clear message is sent when a no confidence vote is given to a set of directors or to a full Board.

A.Election of Directors, a Board of Directors, or any number of Directors. In order to assure Boards are acting solely for the shareholders they represent, the following resolutions will provide a clear message to underperforming companies and Boards who have failed to fulfill duties assigned to them.

•Votes should be cast in favor of shareholder proposals asking that boards be comprised of a majority of outside directors.

• Votes should be cast in favor of shareholder proposals asking that board audit, compensation and nominating committees be comprised exclusively of outside directors.

•Votes should be cast against management proposals to re-elect the board if the board has a majority of inside directors.

•Votes should be withheld for directors who may have an inherent conflict of interest by virtue of receiving consulting fees from a corporation (affiliated outsiders).

•Votes should be withheld, on a case by case basis, for those directors of the compensation committees responsible for particularly egregious compensation plans.

•Votes should be withheld for directors who have failed to attend 75% of board or committee meetings in cases where management does not provide adequate explanation for the absences.

•Votes should be withheld for incumbent directors of poor performing companies; defining poor performing companies as those companies who have below average stock performance (vs. peer group/Wilshire 5000) and below average return on assets and operating margins.

•Votes should be cast in favor of proposals to create shareholder advisory committees. These committees will represent shareholders’ views, review management, and provide oversight of the board and their directors.

B.Board Diversity:     Emerald will generally support and votes should be cast in favor of proposals requiring diversity among a company’s Board of Directors. Using NASDAQ’s proposed rule 560(f)(2) as a guide, a diverse board should have two or more directors who self-identify as: (i) Female, (ii) an Underrepresented Minority, or (iii) LGBTQ+. Emerald will generally support and votes should be cast in favor of proposals seeking an explanation why a company does not meet this requirement.
•For purposes of this section I.B, the following terms shall have the following meanings: “Female” shall mean an individual who self-identifies her gender as a woman, without regard to the individual’s designated sex at birth. “Underrepresented Minority” shall mean an individual who self-identifies as one or more of the following: Black or African American, Hispanic or Latinx, Asian, Native American or Alaska Native, Native Hawaiian or Pacific Islander, or two or more races or ethnicities. “LGBTQ+” shall mean an individual who self-identifies as any of the following: lesbian, gay, bisexual, transgender or a member of the queer community.

C.Selection of Accountants: Emerald will generally support a rotation of accountants to provide a truly independent audit. This rotation should generally occur every 4-5 years.

D.Incentive Stock Plans. Emerald will generally vote against all excessive compensation and incentive stock plans which are not performance related.

E.Corporate restructuring plans or company name changes, will generally be evaluated on a case by case basis.

F.Annual Meeting Location. This topic normally is brought forward by minority shareholders, requesting management to hold the annual meeting somewhere other than where management desires. Resolution. Emerald normally votes with management, except in those cases where management seeks a location to avoid their shareholders.

G.Preemptive Rights. This is usually a shareholder request enabling shareholders to participate first in any new offering of common stock. Resolution: We do not feel that preemptive rights would add value to shareholders, we would vote against such shareholder proposals.

H.Mergers and/or Acquisitions. Each merger and/or acquisition has numerous ramifications for long term shareholder value. Resolution: After in-depth valuation Emerald will vote its shares on a case by case basis.

II. CORPORATE GOVERNANCE ISSUES

These issues include those areas where voting with management may not be in the best interest of the institutional investor. All proposals should be examined on a case by case basis.

A.Provisions Restricting Shareholder Rights. These provisions would hamper shareholders ability to vote on certain corporate actions, such as changes in the bylaws, greenmail, poison pills, recapitalization plans, golden parachutes, and on any item that would limit shareholders’ right to nominate, elect, or remove directors. These items can change the course of the corporation overnight and shareholders should have the right to vote on these critical issues. Resolution: Vote Against management proposals to implement such restrictions and vote For shareholder proposals to eliminate them.

B.Anti-Shareholder Measures. These are measures designed to entrench management so as to make it more difficult to effect a change in control of the corporation. They are normally not in the best interests of shareholders since they do not allow for the most productive use of corporate assets.

1. Classification of the Board of Directors:
A classified Board is one in which directors are not elected in the same year rather their terms of office are staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors. Resolution: Vote Against proposals to classify the Board and support proposals (usually shareholder initiated) to implement annual election of the Board.

2. Shareholder Rights Plans (Poison Pills):
Anti-acquisition proposals of this sort come in a variety of forms. In general, issuers confer contingent benefits of some kind on their common stockholders. The most frequently used benefit is the right to buy shares at discount prices in the event of defined changes in corporate control. Resolution: Vote Against proposals to adopt Shareholder Rights Plans, and vote For Shareholder proposals eliminating such plans.

3. Unequal Voting Rights:
A takeover defense, also known as superstock, which gives holders disproportionate voting rights. Emerald adheres to the One Share, One Vote philosophy, as all holders of common equity must be treated fairly and equally. Resolution: Vote Against proposals creating different classes of stock with unequal voting privileges.

4. Supermajority Clauses:
These are implemented by management requiring that an overly large amount of shareholders (66-95% of shareholders rather than a simple majority) approve business combinations or mergers, or other measures affecting control. This is another way for management to make changes in control of the company more difficult. Resolution: Vote Against management proposals to implement supermajority clauses and support shareholder proposals to eliminate them.

5. Fair Price Provisions:
These provisions allow management to set price requirements that a potential bidder would need to satisfy in order to consummate a merger. The pricing formulas normally used are so high that the provision makes any tender offer prohibitively expensive. Therefore, their existence can foreclose the possibility of tender offers and hence, the opportunity to secure premium prices for holdings. Resolution: Vote Against management proposals to implement fair price provisions and vote For shareholder proposals to eliminate them.
Caveat: Certain fair price provisions are legally complex and require careful analysis and advice before concluding whether or not their adoption would serve stockholder interest.

6. Increases in authorized shares and/or creation of new classes of common and preferred stock:
a.Increasing authorized shares.
Emerald will support management if they have a stated purpose for increasing the authorized number of common and preferred stock. Under normal circumstances, this would include stock splits, stock dividends, stock option plans, and for additional financing needs. However, in certain circumstances, it is apparent that management is proposing these increases as an anti-takeover measure. When used in this manner, share increases could inhibit or discourage stock acquisitions by a potential buyer, thereby negatively affecting a fair price valuation for the company.
Resolution: On a case by case basis, vote Against management if they attempt to increase the amount of shares that they are authorized to issue if their intention is to use the excess shares to discourage a beneficial business combination. One way to determine if management intends to abuse its right to issue shares is if the amount of authorized shares requested is double the present amount of authorized shares.

b.Creation of new classes of stock.
Managements have proposed authorizing shares of new classes of stock, usually preferreds, which the Board would be able to issue at their discretion. The Board would also be granted the discretion to determine the dividend rate, voting privileges, redemption provisions, conversion rights, etc. without approval of the shareholders. These “blank check” issues are designed specifically to inhibit a takeover, merger, or accountability to its shareholders.
Resolution: Emerald would vote AGAINST management in allowing the Board the discretion to issue any type of “blank check” stock without shareholder approval.

c.Directors and Management Liability and Indemnification.
These proposals are a result of the increasing cost of insuring directors and top management against lawsuits. Generally, managements propose that the liability of directors and management be either eliminated or limited. Shareholders must have some recourse for losses that are caused by negligence on the part of directors and management. Therefore directors and management should be responsible for their fiduciary duty of care towards the company. The Duty of Care is defined as the obligation of directors and management to be diligent in considering a transaction or in taking or refusing to take a corporate action.
Resolution: On a case by case basis, Emerald votes Against attempts by management to eliminate directors and management liability for their duty of care.

d.Compensation Plans (Incentive Plans)
Management occasionally will propose to adopt an incentive plan which will become effective in the event of a takeover or merger. These plans are commonly known as “golden parachutes” or “tin parachutes” as they are specifically designed to grossly or unduly benefit a select few in management who would most likely lose their jobs in an acquisition. Shareholders should be allowed to vote on all plans of this type.
Resolution: On a case by case basis, vote Against attempts by management to adopt proposals that are specifically designed to grossly or unduly benefit members of executive management in the event of an acquisition.

e.Greenmail
Emerald would not support management in the payment of greenmail.
Resolution: Emerald would vote FOR any shareholder resolution that would eliminate the possibility of the payment of greenmail.

f.Cumulative Voting
Cumulative voting entitles stockholders to as many votes as equal the number of shares they own multiplied by the number of directors being elected. According to this set of rules, a shareholder can cast all votes towards a single director, or any two or more. This is a proposal usually made by a minority shareholder seeking to elect a director to the Board who sympathizes with a special interest. It also can be used by management that owns a large percentage of the company to ensure that their appointed directors are elected.
Resolution: Cumulative voting tends to serve special interests and not those of shareholders, therefore Emerald will vote Against any proposals establishing cumulative voting and For any proposal to eliminate it.

g.Proposals Designed to Discourage Mergers & Acquisitions In Advance
These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc., would have to be considered along with those of the shareholder. These proposals may be worded: “amendments to instruct the Board to consider certain factors when evaluating an acquisition proposal”. Directors are elected primarily to promote and protect the shareholder interests. Directors should not allow other considerations to dilute or deviate from those interests. Resolution: Emerald will vote Against proposals that would discourage the most productive use of corporate assets in advance.

h.Confidential Voting
A company that does not have a ballot provision has the ability to see the proxy votes before the annual meeting. In this way, management is able to know before the final outcome how their proposals are being accepted. If a proposal is not going their way, management has the ability to call shareholders to attempt to convince them to change their votes. Elections should take place in normal democratic process which includes the secret ballot. Elections without the secret ballot can lead to coercion of shareholders, employees, and other corporate partners. Resolution: Vote For proposals to establish secret ballot voting.

i.Disclosure
Resolution: Emerald will vote Against proposals that would require any kind of unnecessary disclosure of business records. Emerald will vote For proposals that require disclosure of records concerning unfair labor practices or records dealing with the public safety.
j.Sweeteners
Resolution: Emerald will vote Against proposals that include what are called “sweeteners” used to entice shareholders to vote for a proposal that includes other items that may not be in the shareholders best interest. For instance, including a stock split in the same proposal as a classified Board, or declaring an extraordinary dividend in the same proposal installing a shareholders rights plan (Poison Pill).

k.Changing the State of Incorporation
If management sets forth a proposal to change the State of Incorporation, the reason for change is usually to take advantage of another state’s liberal corporation laws, especially regarding mergers, takeovers, and anti-shareholder measures. Many companies view the redomestication in another jurisdiction as an opportune time to put new anti-shareholder measures on the books or to purge their charter and bylaws of inconvenient shareholder rights, written consent, cumulative voting, etc. Resolution: On a case-by-case basis, Emerald will vote Against proposals changing the State of Incorporation for the purpose of their anti-shareholder provisions and will support shareholder proposals calling for reincorporation into a jurisdiction more favorable to shareholder democracy.

l.Equal Access to Proxy Statements
Emerald supports stockholders right to equal access to the proxy statement, in the same manner that management has access. Stockholders are the owners of a corporation and should not be bound by timing deadlines and other obstacles that presently shareholders must abide by in sponsoring proposals in a proxy statement. The Board should not have the ability to arbitrarily prevent a shareholder proposal from appearing in the proxy statement. Resolution: Emerald will support any proposal calling for equal access to proxy statements.

m.Abstention Votes
Emerald supports changes in the method of accounting for abstention votes. Abstention votes should not be considered as shares “represented” or “cast” at an annual meeting. Only those shares cast favoring or opposing a proposal should be included in the total votes cast to determine if a majority vote has been achieved. Votes cast abstaining should not be included in total votes cast. Resolution: Emerald will support any proposal to change a company’s by-laws or articles of incorporation to reflect the proper accounting for abstention votes.

III. Other Issues

On other major issues involving questions of community interest, moral and social concern, fiduciary trust and respect for the law such as:

A.Human Rights
B.Nuclear Issues
C.Defense Issues
D.Social Responsibility

Emerald, in general supports the position of management. Exceptions to this policy Include:

1.South Africa
Emerald will actively encourage those corporations that have South African interests to adopt and adhere to the Statement of Principles for South Africa, formerly known as the Sullivan Principles, and to take further actions to promote responsible corporate activity.

2.Northern Ireland
Emerald will actively encourage U.S. companies in Northern Ireland to adopt and adhere to the MacBride Principles, and to take further actions to promote responsible corporate activity.

IV. Other Potential Conflicts of Interest

Emerald may manage a variety of corporate accounts that are publicly traded.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC (“GMO”)
Proxy Voting Policy
Adoption: August 6, 2003
Last Revision: January 10, 2022
GMO LLC and related entities1
(collectively, “GMO”)
I.Statement of Policy
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to seek to ensure that such rights are properly and timely exercised. Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) manages a variety of products and GMO’s proxy voting authority may vary depending on the type of product or specific client preferences. GMO retains full proxy voting discretion for accounts comprised of comingled client assets. However, GMO’s proxy voting authority may vary for accounts that GMO manages on behalf of individual clients. These clients may retain full proxy voting authority for themselves, grant GMO full discretion to vote proxies on their behalf, or provide GMO with proxy voting authority along with specific instructions and/or custom proxy voting guidelines. Where GMO has been granted discretion to vote proxies on behalf of managed account clients this authority must be explicitly defined in the relevant Investment Management Agreement, or other document governing the relationship between GMO and the client.
In exercising its proxy voting authority, GMO is mindful of the fact that the value of proxy voting to a client’s investments may vary depending on the nature of an individual voting matter and the strategy in which a client is invested. Some GMO strategies follow a systematic, research- driven investment approach, applying quantitative tools to process fundamental information and manage risk. Some proxy votes may have heightened value for certain clients, such as votes on corporate events (e.g., mergers and acquisitions, dissolutions, conversions, or consolidations) for those clients invested in GMO strategies involving the purchase of securities around corporate events. These differences may result in varying levels of GMO engagement in proxy votes, but in all cases where GMO retains proxy voting authority, it will seek to vote proxies in the best interest of its clients and in accordance with this Proxy Voting Policy and Procedures (the “Policy”).
GMO’s Stewardship and Corporate Leadership Subcommittee, a sub-committee of the GMO ESG Oversight Committee, is responsible for the implementation of this Policy, including the oversight and use of third-party proxy advisers, the manner in which GMO votes its proxies, and fulfilling GMO’s obligation voting proxies in the best interest of its clients.
II.Use of Third-Party Proxy Advisors
GMO has retained an independent third-party Proxy Advisory firm for a variety of services including, but not limited to, receiving proxy ballots, proxy voting research and recommendations, and executing votes. GMO may also engage other Proxy Advisory firms as appropriate for proxy voting research and other services.
III.Considerations When Assessing or Considering a Proxy Advisory Firm
When considering the engagement of a new, or the performance and retention of an existing, Proxy Advisory firm to provide research, voting recommendations, or other proxy voting related services, GMO will, as part of its assessment, consider:
▪The capacity and competency of the Proxy Advisory firm to adequately analyze the matters up for a vote;
▪The ability of the Proxy Advisory firm to provide information supporting its recommendations in a timely manner;
▪The ability of the Proxy Advisory firm to respond to ad hoc requests from GMO;
▪Whether the Proxy Advisory firm has an effective process for obtaining current and accurate information including from issuers and clients (e.g., engagement with issuers, efforts to correct deficiencies, disclosure about sources of information and methodologies, etc.);
1 Grantham, Mayo, Van Otterloo & Co. LLC, GMO Australia Limited, and GMO Singapore Pte. Ltd.

▪How the Proxy Advisory firm incorporates appropriate input in formulating its methodologies and construction of issuer peer groups, including unique characteristics regarding an issuer;
▪Whether the Proxy Advisory firm has adequately disclosed its methodologies and application in formulating specific voting recommendations;
▪The nature of third-party information sources used as a basis for voting recommendations;
▪When and how the Proxy Advisory firm would expect to engage with issuers and other third parties;
▪Whether the Proxy Advisory firm has established adequate policies and procedures on how it identifies, discloses and addresses conflicts of interests that arise from providing proxy voting recommendations and related services, from activities other than providing proxy voting recommendations and services, and from Proxy Advisory firm affiliations;
▪Whether the Proxy Advisory firm has established adequate diversity and inclusion practices;
▪Information regarding any errors, deficiencies, or weaknesses that may materially affect the Proxy Advisory firm’s research or ultimate recommendation;
▪Whether the Proxy Advisory firm appropriately and regularly updates methodologies, guidelines, and recommendations, including in response to feedback from issuers and their shareholders;
▪Whether the Proxy Advisory firm adequately discloses any material business changes taking into account any potential conflicts of interests that may arise from such changes.
GMO also undertakes periodic sampling of proxy votes as part of its assessment of a Proxy Advisory firm and in order to reasonably determine that proxy votes are being cast on behalf of its clients consistent with this Policy.
IV.Potential Conflicts of Interest of the Proxy Advisor
GMO requires any Proxy Advisory firm it engages with to identify and provide information regarding any material business changes or conflicts of interest on an ongoing basis. Where a conflict of interest may exist, GMO requires information on how said conflict is being addressed. If GMO determines that a material conflict of interest exists and is not sufficiently mitigated, GMO’s Stewardship and Corporate Leadership Subcommittee will determine whether the conflict has an impact on the Proxy Advisory firm’s voting recommendations, research, or other services and determine if any action should be taken.
V.Voting Procedures and Approach
In relation to stocks held in GMO funds and accounts where GMO has proxy voting discretion, GMO will, as a general rule, seek to vote in accordance with this Policy and the applicable guidelines GMO has developed to govern voting recommendations from its Proxy Advisory firm (“GMO Voting Guidelines”). In instances where a separate account client has provided GMO with specific instructions and/or custom proxy voting guidelines, GMO will seek to vote proxies in line with such instructions or custom guidelines.
GMO may refrain from voting in certain situations unless otherwise agreed to with a client. These situations include, but are not limited to, when:
1.The cost of voting a proxy outweighs the benefit of voting;
2.GMO does not have enough time to process and submit a vote due to the timing of proxy information transfer or other related logistical or administrative issues;
3.GMO has an outstanding sell order or intends to sell the applicable security prior to the voting date;
4.There are restrictions on trading resulting from the exercise of a proxy;
5.Voting would cause an undue burden to GMO (e.g., votes occurring in jurisdictions with beneficial ownership disclosure and/or Power of Attorney requirements); or
6.GMO has agreed with the client in advance of the vote not to vote in certain situations or on specific issues.
GMO generally does not notify clients of non-voted proxy ballots.
Some of GMO’s strategies primarily focus on portfolio management and research related to macro trading strategies which are implemented through the use of derivatives. These strategies typically do not hold equity securities with voting rights.
Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

VI.Voting Guidelines
GMO seeks to vote proxies in a manner that encourages and rewards behavior that supports the creation of sustainable long‐term growth, and in a way consistent with the investment mandate of the assets we manage for our clients. Accordingly, GMO’s Voting Guidelines aim to promote sustainable best practices in portfolio companies, which includes advocating for environmental protection, human rights, fair labor, and anti-discrimination practices. When evaluating and adopting these guidelines and to encourage best sustainability practices, we take into account generally accepted frameworks such as those defined by the United Nations Principles for Responsible Investment and United Nations Global Compact.2
VII.Issuer Specific Ballot Evaluations
GMO may review individual ballots (for example, in relation to specific corporate events such as mergers and acquisitions) using a more detailed analysis than is generally applied through the GMO Voting Guidelines. This analysis may, but does not always, result in deviation from the voting recommendation that would result from the GMO Voting Guidelines assigned to a given GMO fund or managed account. When determining whether to conduct an issuer-specific analysis, GMO will consider the potential effect of the vote on the value of the investment. To the extent that issuer-specific analysis results in a voting recommendation that deviates from a recommendation produced by the GMO Voting Guidelines, GMO will be required to vote proxies in a way that, in GMO’s reasonable judgment, is in the best interest of GMO’s clients.
VIII.Potential Conflicts of Interest of the Advisor
GMO mitigates potential conflicts of interest by generally voting in accordance with the GMO Voting Guidelines and/or specific voting guidelines provided by clients. However, from time to time, GMO may determine to vote contrary to GMO Voting Guidelines with respect to GMO funds or accounts for which GMO has voting discretion, which itself could give rise to potential conflicts of interest.
In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:
1.GMO has a material business relationship or potential relationship with the issuer;
2.GMO has a material business relationship with the proponent of the proxy proposal; or
3.GMO members, employees or consultants have a personal or other material business relationship with the participants in the proxy contest, such as corporate directors or director candidates.
In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to the GMO Voting Guidelines; (ii) seek instructions from the client or request that the client votes such proxy, or (iii) abstain. All such instances shall be reported to GMO’s Compliance Department at least quarterly.
IX.Ballot Materials and Processing
The Proxy Advisory firm is responsible for coordinating with GMO’s clients’ custodians to seek to ensure that proxy materials received by custodians relating to a client’s securities are processed in a timely fashion. Proxies relating to securities held in client accounts will typically be sent directly to the Proxy Advisory firm. In the event that proxy materials are sent to GMO directly instead of the Proxy Advisory firm, GMO will use reasonable efforts to coordinate with the Proxy Advisory firm for processing.
X.Disclosure
Upon request, GMO will provide clients with a copy of this Policy and how the relevant client’s proxies have been voted. In relation to the latter, GMO will prepare a written response that lists, with respect to each voted proxy:
1.The name of the issuer;
2.The proposal voted upon; and
3.The election made for the proposal.
2 Attached as Appendix I is a summary of key topics covered in GMO’s Voting Guidelines for U.S. companies.
Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

XI.GMO Mutual Funds
GMO’s responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a family of registered mutual funds for which GMO serves as the investment adviser, may give rise to conflicts of interest. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy, (b) seek instructions from its clients and vote on accordance with those instructions, or (c) take such other action as GMO deems appropriate in consultation with the Trust’s Chief Compliance Officer.
On an annual basis, GMO will provide, or cause the Proxy Advisory firm to provide, to the GMO Trust administrator or other designee on a timely basis, any and all reports and information necessary to prepare and file Form N-PX, which is required by Rule 30b1-4 under the Investment Company Act of 1940.
XII.Proxy Recordkeeping
GMO and its Proxy Advisory firm (where applicable) will maintain records with respect to this Policy for a period of no less than five (5) years as required by SEC Rule 204-2 under the Investment Advisers Act of 1940, including the following:
1.A copy of the Policy, and any amendments thereto;
2.A copy of any document that was material to making a decision how to vote proxies, or that memorializes that decision; and
3.A record of each vote cast by GMO or the Proxy Advisory firm on behalf of GMO clients.
XIII.Review of Policy and Procedures
As a general principle, the Stewardship and Corporate Leadership Subcommittee, with the involvement from the Compliance Department, reviews, on an annual basis, the adequacy of this Policy to reasonably ensure it has been implemented effectively, including whether it continues to be reasonably designed to ensure that GMO’s approach to voting proxies is in the best interests of its clients.
Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

APPENDIX I
Summary of GMO’s Proxy Voting Guidelines for U.S. Companies
Below is a summary of the key components of the GMO Proxy Voting Guidelines for U.S. Companies:
Director Elections
We consider the following principles when determining votes on director nominees:
▪Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company's governance practices and regular board elections.
▪Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non-binding), and tender offers where a majority of shares are tendered.
▪Composition: Companies should seek directors who can add value to the board through specific skills or expertise and who can devote sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members. Boards should be sufficiently diverse to ensure consideration of a wide range of perspectives.
▪Independence: Boards should be sufficiently independent from management (and significant shareholders) so as to ensure that they are able and motivated to effectively supervise management's performance for the benefit of all shareholders, including in setting and monitoring the execution of corporate strategy, with appropriate use of shareholder capital, and in setting and monitoring executive compensation programs that support that strategy.
Executive Compensation
▪We consider the following principles when evaluating executive and director compensation programs:
▪Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value.
▪Avoid arrangements that risk “pay for failure”
▪Provide shareholders with clear, comprehensive compensation disclosures
▪Avoid inappropriate pay to non-executive directors
ESG-Related Proposals
▪We generally support standards-based ESG shareholder proposals that enhance long-term shareholder and stakeholder value while aligning the interests of the company with those of society at large.
Climate Change-Related Proposals
▪Vote for shareholder proposals seeking information on the financial, physical, or regulatory risks the company faces related to climate change on its operations and investments, or on how the company identifies, measures, and manage such risks.
▪Vote for shareholder proposals calling for the reduction of Green House Gas (“GHG”) emissions.
▪Vote for shareholder proposals seeking reports on responses to regulatory and public pressures surrounding climate change, and for disclosure of research that aided in setting company policies around climate change.
Energy-Related Proposals
▪Generally vote for proposals requesting that a company report on its energy efficiency policies.
▪Generally vote for requests for reports on the feasibility of developing renewable energy resources.
▪Generally vote for proposals requesting that the company invest in renewable energy resources.
Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

Board Diversity Proposals
▪Generally vote for requests for reports on a company's efforts to diversify the board, unless:
▪The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and
▪The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.
Gender Identity, Sexual Orientation, and Domestic Partner Benefits
▪Generally vote for proposals seeking to amend a company’s Equal Employment Opportunity (“EEO”) statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would be unduly burdensome.
▪Generally vote for proposals to extend company benefits to domestic partners.
Equality of Opportunity Proposals
▪Generally vote for proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data.
▪Generally vote for proposals seeking information on the diversity efforts of suppliers and service providers.
Facility and Workplace Safety Proposals
▪Vote case-by-case on resolutions requesting that a company report on safety and/or security risks associated with its operations and/or facilities, considering:
–The company’s compliance with applicable regulations and guidelines;
–The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and
–The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.
Sustainability Reporting
▪Vote for shareholder proposals seeking greater disclosure on the company’s environmental and social practices, and/or associated risks and liabilities.
▪Vote for shareholder proposals asking companies to report in accordance with the Global Reporting Initiative (GRI).
▪Vote for shareholder proposals to prepare a sustainability report
Water Issues Sustainability
▪Generally vote for on proposals requesting a company to report on, or to adopt a new policy on, water-related risks and concerns, taking into account:
–The company's current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics;
–Whether or not the company's existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations;
–The potential financial impact or risk to the company associated with water-related concerns or issues; and recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.

Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

ESG Compensation-Related Proposals
▪Generally vote for proposals to link, or report on linking, executive compensation to environmental and social criteria (such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, or predatory lending)
Human Rights Proposals
▪Generally vote for proposals requesting a report on company or company supplier labor and/or human rights standards and policies.
▪Vote for shareholder proposals to implement human rights standards and workplace codes of conduct.
▪Vote for shareholder proposals calling for the implementation and reporting on international labor standards of the International Labour Organization, SA 8000 Standards, or the Global Sullivan Principles.
▪Vote for shareholder proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights.
▪Vote for shareholder proposals that call for independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with codes.
▪Vote for shareholder proposals that seek publication of a “Code of Conduct” to the company’s foreign suppliers and licensees, requiring they satisfy all applicable standards and laws protecting employees’ wages, benefits, working conditions, freedom of association, and other rights.
▪Vote for shareholder proposals seeking reports on, or the adoption of, vendor standards including: reporting on incentives to encourage suppliers to raise standards rather than terminate contracts and providing public disclosure of contract supplier reviews on a regular basis.
▪Vote for shareholder proposals to adopt labor standards for foreign and domestic suppliers to ensure that the company will not do business with foreign suppliers that manufacture products for sale using forced labor, child labor, or that fail to comply with applicable laws protecting employee’s wages and working conditions.
▪Vote for proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process.
Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

HOTCHKIS & WILEY
PROXY POLICY

OUR MANDATE
Our primary responsibility is to act as a fiduciary for our clients when voting proxies. We evaluate and vote each proposed proxy in a manner that encourages sustainable business practices which in turn maximizes long-term shareholder value.

There are instances such as unique client guidelines, regulatory requirements, share blocking, securities lending, or other technical limitations where we are unable to vote a particular proxy. In those instances where we do not have voting responsibility, we will generally forward our recommendation to such person our client designates.

OUR PROCESS
Analyst Role
To the extent we are asked to vote a client’s proxy, our investment analysts are given the final authority on how to vote a particular proposal as these analysts’ understanding of the company makes them the best person to apply our policy to a particular company’s proxy ballot.

Voting Resources
To assist our analysts in their voting, we provide them with a report that compares the company’s board of directors’ recommendation against H&W’s proxy policy guideline recommendation and with third-party proxy research (Institutional Shareholder Services “ISS” sustainability and climate benchmarks) and third-party ESG analysis (Morgan Stanley Capital International “MSCI”).

Engagement
As part of our normal due diligence and monitoring of investments, we engage management, board members, or their representatives on material business issues including environmental, social, and governance (“ESG”) matters. Each proxy to be voted is an opportunity to give company management and board members formal feedback on these important matters.

If our policy recommendation is contrary to management’s recommendation, our analyst is expected, but not required, to engage management. If the ballot issue is a materially important issue (i.e., the issue impacts the intrinsic value of the company), the analyst is required to engage with the company. Based on the engagement and the analyst’s investment judgment, the analyst will submit a vote instruction to the Managing Director of Portfolio Services via email.

Collaboration
We are not “activists” and we do not form ”groups” as defined by the SEC. However, we do engage with other institutional shareholders on important ESG proxy matters.

Exceptions To Policy
Any deviation from the H&W policy recommendation requires a written statement from the analyst that summarizes their decision to deviate from policy. Typical rationales include the issue raised is not material, the proposal is moot (e.g., the company already complies with proposal), the company has a credible plan to improve, policy does not fit unique circumstances of company, analyst’s assessment of the issue is in-line with intent of policy, or the proposal usurps management's role in managing the company.

Exceptions to policy are reviewed annually by the ESG Investment Oversight Group.

Administration
The Managing Director of Portfolio Services coordinates the solicitation of analysts’ votes, the collection of exception rationales, and the implementation of those votes by our third-party proxy advisor, ISS.

CONFLICTS OF INTEREST
All conflicts of interest are adjudicated based on what is deemed to be in the best interest of our clients and their beneficiaries. Our Proxy Oversight Committee (“POC”) is responsible for reviewing proxies voted by the firm to determine that the vote was consistent with established guidelines in situations where potential conflicts of interests may exist when voting proxies. In general, when a conflict presents itself, we will follow the recommendation of our third-party proxy advisor, ISS.

OVERSIGHT AND ROLES
ESG Investment Oversight Group
The ESG Investment Oversight Group is responsible for overseeing all ESG investment related issues. This mandate includes oversight of proxy voting policies and procedures as they relate to investment activity including the monitoring of proxy engagements, review of proxy voting exceptions and rationales, assessment of proxy voting issues, determination of ESG proxy goals, and education of investment staff on proxy matters. The group is staffed by members of the investment team and reports to the firm’s Chief Executive Officer.

Proxy Oversight Committee
The Proxy Oversight Committee is responsible for overseeing proxy administration and conflicts of interest issues. The committee is comprised of the Chief Operating Officer, Chief Compliance Officer, the chair of the ESG Investment Oversight Group, and Managing Director of Portfolio Services. This group oversees H&W’s proxy voting policies and procedures by providing an administrative framework to facilitate and monitor the exercise of such proxy voting and to fulfill the obligations of reporting and recordkeeping under the federal securities laws. This committee manages our third-party proxy advisory relationship.

Investment Analyst
The investment analyst is responsible for analyzing and voting all proxies. The investment analyst has the final authority on individual proxy votes. The ESG Investment Oversight Group has final authority on creating and amending the proxy policy.

VOTING GUIDELINES
This section summarizes our stance on important issues that are commonly found on proxy ballots, though each vote is unique and there will be occasional exceptions to these guidelines. The purpose of our proxy guidelines is to ensure decision making is consistent with our responsibilities as a fiduciary.

These guidelines are divided into seven categories based on issues that frequently appear on proxy ballots.

•Boards and Directors
•Environmental and Social Matters
•Auditors and Related Matters
•Shareholder Rights
•Capital and Restructuring
•Executive and Board Compensation
•Routine and Miscellaneous Matters

Boards and Directors
Board Independence
We believe an independent board is crucial to protecting and serving the interests of public shareholders. We will generally withhold from or vote against any insiders when such insider sits on the audit, compensation, or nominating committees; or if independent directors comprise less than 50% of the board. Insiders are non- independent directors who may have inherent conflicts of interest that could prevent them from acting in the best interest of shareholders. Examples of non-independent directors include current and former company executives, persons with personal or professional relationships with the company and or its executives, and shareholders with large ownership positions.

Board Composition
We believe directors should attend meetings, be focused on the company, be responsive to shareholders, and be accountable for their decisions.

We will generally withhold from or vote against directors who attend less than 75% of meetings held during their tenure without just cause, sit on more than 5 public company boards (for CEOs only 2 outside boards), support measures that limit shareholder rights, or fail to act on shareholder proposals that passed with a majority of votes.

Board Diversity
Boards should consider diversity when nominating new candidates, including gender, race, ethnicity, age, and professional experience. We encourage companies to have at least one female and one diverse (e.g., race, ethnicity) director or have a plan to do so.

Board Size
We do not see a standard number of directors that is ideal for all companies. In general, we do not want to see board sizes changed without shareholder approval as changing board size can be abused in the context of a takeover battle.

Board Tenure
In general, we will evaluate on a case-by-case basis whether the board is adequately refreshed with new talent and the proposed changes are not designed to reduce board independence.

Classified Boards
We oppose classified boards because, among other things, it can make change in control more difficult to achieve and limit shareholder rights by reducing board accountability.

Cumulative Voting
Generally, we oppose cumulative voting because we believe that economic interests and voting interests should be aligned in most circumstances.

Independent Board Chair
Generally, we favor a separate independent chair that is not filled by an insider. If the CEO is also the board chair, we require 2/3 of the board to be independent, a strong independent director (i.e., has formal input on board agendas and can call/preside over meetings of independent directors), and the CEO cannot serve on the nominating or compensation committees.

Proxy Contests
Proxy contests are unusual events that require a case-by-case assessment of the unique facts and circumstances of each contested proxy campaign. Our policy is to defer to the judgement of our analysts on what best serves our clients’ interests. Our analysts will evaluate the validity of the dissident’s concerns, the likelihood that the dissident plan will improve shareholder value, the qualifications of the dissident’s candidates, and management’s historical record of creating or destroying shareholder value.

Risk Oversight
Generally, companies should have established processes for managing material threats to their businesses, including ESG risks. We encourage transparency and vote to improve transparency to help facilitate appropriate risk oversight.

Environmental and Social Matters
We believe the oversight of ESG risks is an important responsibility of the board of directors and is a prerequisite for a well-managed company. Transparent disclosures are necessary to identify and evaluate environmental and social risks and opportunities. A lack of transparency will increase the likelihood that environmental and social risks are not being sufficiently managed/limited/mitigated. In general, we will engage companies with substandard disclosure to encourage them to provide adequate disclosure on E&S risks that typically align with Sustainability Accounting Standards Board (“SASB”) recommendations.

In general, we support proposals that encourage disclosure of risks provided they are not overly burdensome or disclose sensitive competitive information balanced against the materiality of the risk. We also consider whether the proposal is more effectively addressed through other means, like legislation or regulation.

Environmental Issues
Climate Change and Green House Gas Emissions
Climate change has become an important factor in companies’ long-term sustainability. Understanding a company’s strategy in managing these risks and opportunities is necessary in evaluating an investment’s prospects. We support disclosures related to the risks and/or opportunities a company faces related to climate change, including information on how the company identifies and manages such risks/opportunities.

Energy Efficiency
We generally support proposals requesting that a company report on its energy efficiency policies. Exceptions may include a request that is overly burdensome or provides unrealistic deadlines.

Renewable Energy
We support requests for reports on renewable energy accomplishments and future plans. Exceptions may include duplicative, irrelevant, or otherwise unreasonable requests.

Social Issues
Equal Opportunity
We support proposals requesting disclosures of companies’ policies and/or future initiatives related to diversity, including current data regarding the diversity of its workforce.

Gender Identity and Sexual Orientation
We support proposals to revise diversity policies to prohibit discrimination based on sexual orientation and/or gender identity.

Human Rights Proposals
We support proposals requesting disclosure related to labor and/or human rights policies.

Political Activities
We support the disclosure of a company’s policies and procedures related to political contributions and lobbying activities.

Sexual Harassment
We vote on a case-by-case basis regarding proposals seeking reports on company actions related to sexual harassment. We evaluate the company’s current policies, oversight, and disclosures. We also consider the company’s history and any related litigation or regulatory actions related to sexual harassment, and support proposals we believe will prevent such behavior when systemic issues are suspected.

Auditors and Related Matters
Generally, we will support the board’s recommendation of auditors provided that the auditors are independent, non-audit fees are less than the sum of all audit and tax related fees, and there are no indications of fraud or misleading audit opinions.

Shareholder Rights
We do not support proposals that limit shareholder rights. When a company chronically underperforms minimal expectations due to poor execution, poor strategic decisions, or poor capital allocation, there may arise the need for shareholders to effect change at the board level. Proposals that have the effect of entrenching boards or managements, thwarting the will of the majority of shareholders, or advantaging one class of shareholders at the expense of other shareholders will not be supported.

Amendment to Charter/Articles/Bylaws
We do not support proposals that give the board exclusive authority to amend the bylaws. We believe amendments to charter/articles/bylaws should be approved by a vote of the majority of shareholders.

One Share, One Vote
Generally, we do not support proposals to create dual class voting structures that give one set of shareholders super voting rights that are disproportionate from their economic interest in the company. Generally, we will support proposals to eliminate dual class structures.

Poison Pills
In general, we do not support anti-takeover measures such as poison pills. Such actions can lead to outcomes that are not in shareholders’ bests interests and impede maximum shareholder returns. It can also lead to management entrenchment. We may support poison pills intended to protect NOL assets.

Proxy Access
Generally, we support proposals that enable shareholders with an ownership level of 3% for a period of three years or more, or an ownership level of 10% and a holding period of one year or more.

Right to Act by Written Consent
We believe that shareholders should have the right to solicit votes by written consent in certain circumstances. These circumstances generally include but are not limited to situations where more than a narrow group of shareholders support the cause to avoid unnecessary resource waste, the proposal does not exclude minority shareholders to the benefit of a large/majority shareholder, and shareholders receive more than 50% support to set up action by written consent.

Special Meetings
Generally, we support proposals that enable shareholders to call a special meeting provided shareholders own at least 15% of the outstanding shares.

Virtual Meetings
We believe shareholders should have the opportunity to participate in the annual and special meetings, as current communications technology such as video conferencing is broadly available to facilitate such interactions. This improves shareholders’ ability to hear directly from management and the board of the directors, and to provide feedback as needed.

Capital and Restructuring
Events such as takeover offers, buyouts, mergers, asset purchases and sales, corporate restructuring, recapitalizations, dilutive equity issuance, or other major corporate events are considered by our analysts on a case-by-case basis. Our policy is to vote for transactions that maximize the long-term risk adjusted return to shareholders considering management’s historical record of creating shareholder value, the likelihood of success, and the risk of not supporting the proposal.

Dual Class Shares
We do not support dual class shares unless the economic and voting interests are equal.

Issuance of Common Stock
In general, we will consider the issuance of additional shares in light of the stated purpose, the magnitude of the increase, the company’s historical shareholder value creation, and historical use of shares. We are less likely to support issuance when discounts or re-pricing of options has been an issue in the past.

Executive and Board Compensation
We expect the board of directors to design, implement, and monitor pay practices that promote pay-for-performance, alignment of interest with long-term shareholder value creation, retention and attraction of key employees. In general, we will evaluate executive compensation in light of historical value creation, peer group pay practices, and our view on management’s stewardship of the company.

We expect the board of directors to maintain an independent and effective compensation committee that has members with the appropriate skills, knowledge, experience, and ability to access third-party advice.

We expect the board of directors to provide shareholders with clear and understandable compensation disclosures that enable shareholders to evaluate the effectiveness and fairness of executive pay packages.

And finally, we expect the board of directors’ own compensation to be reasonable and not set at a level that undermines their independence from management.

Golden Parachutes
Golden parachutes can serve as encouragement to management to consider transactions that benefit shareholders; however, substantial payouts may present a conflict of interest where management is incentivized to support a suboptimal deal. We view cash severance greater than 3x base salary and bonus to be excessive unless approved by a majority of shareholders in a say-on-pay advisory vote.

Incentive Options and Repricing
We generally support long-term incentive programs tied to pay-for-performance. In general, we believe 50% or more of top executive pay should be tied to long-term performance goals and that those goals should be tied to shareholder value creation metrics. We do not support plans that reset when management fails to attain goals or require more than 10% of outstanding shares to be issued. In general, we do not support the exchange or repricing of options.

Say-on-Pay
We believe annual say-on-pay votes are an effective mechanism to provide feedback to the board on executive pay and performance. We support non-binding proposals that are worded in a manner such that the actual implementation of the plan is not restricted. In general, we will vote against plans where there is a serious misalignment of CEO pay and performance or the company maintains problematic pay practices. In general, we will withhold votes from members of the compensation committee if there is no say-on-pay on the ballot, the board fails to respond to a previous say-on-pay proposal that received less than 70% support, the company has implemented problematic pay practices such as repricing options or its pay plans are egregious.

Routine and Miscellaneous Matters
We generally support routine board proposals such as updating bylaws (provided they are of a housekeeping nature), change of the corporate name or change of the time or location of the annual meeting.

Adjournment of Meeting
We do not support proposals that give management the authority to adjourn a special meeting absent compelling reasons to support the proposal.

Amend Quorum Requirements
We do not support proposals to reduce quorum requirements for shareholder meetings without support from a majority of the shares outstanding without compelling justification.

Other Business
We do not support proposals on matters where we have not been provided sufficient opportunity to review the matters at hand.

March 2023

FOR PROFESSIONAL CLIENTS, QUALIFIED INVESTORS, INSTITUTIONAL INVESTORS AND WHOLESALE INVESTORS ONLY. NOT TO BE REPRODUCED WITHOUT PRIOR WRITTEN APPROVAL.
PLEASE REFER TO THE IMPORTANT INFORMATION AT THE BACK OF THIS DOCUMENT.

Insight
Investment

PROXY VOTING POLICY
FEBRUARY 2023

CONTENTS

1.INTRODUCTION // 3
2.POLICY STATEMENT // 3
3.SCOPE // 3
4.PROXY VOTING PROCESS // 3
5.CONFLICTS OF INTEREST // 4
6.PROXY VOTING GROUP // 5
7.DISCLOSURE AND RECORD KEEPING // 5
8.PROXY VOTING POLICY REVIEW // 5

1.INTRODUCTION

Insight seeks to actively exercise its rights and responsibilities in regard to proxy voting on behalf of Clients and is an essential part of maximising shareholder value, ensuring good governance and delivering investment performance aligned with our Clients’
long-term economic interests.

The Insight Proxy Voting Policy (“Policy”) sets out the arrangements employed by Insight Investment Management (Global) Limited, Insight Investment Management (Europe) Limited, Insight North America LLC and Insight Investment International Limited (collectively “Insight”).
2.POLICY STATEMENT

Insight is committed to supporting good governance practices and also voting all our proxies where it is deemed appropriate and responsible to do so for the relevant asset class. In such cases, Insight’s objective is to vote proxies in the best interests of its Clients.
3.SCOPE

This Policy applies to financial instruments with voting rights where Insight has discretionary voting authority. Alternatively where a Client retains control over the voting decision, Insight will only lodge votes in instances where the client agreement hands responsibility to Insight to cast the votes on their behalf.
4.PROXY VOTING PROCESS

Insight’s proxy voting activity adheres to best-practice standards and is a component of Insight’s Stewardship and Responsible Investment Policies. In implementing its Proxy Voting Policy, Insight will take into account a number of factors used to provide a framework for voting each proxy. These include:
Leadership: Every company should be led by an effective board whose approach is consistent with creating sustainable long-term growth.
•Strategy: Company leadership should define a clear purpose and set long term objectives for delivering value to shareholders.
•Culture: The board should promote a diverse and inclusive culture which strongly aligns to the values of the company. It should seek to monitor culture and ensure that it is regularly engaging with its workforce.
•Engagement with Shareholders: The board and senior management should be transparent and engaged with existing shareholders. The board should have a clear understanding of the views of shareholders. The board should seek to minimize unnecessary dilution of equity and preserve the rights of existing shareholders.
•Sustainability: The board should aim to take account of environmental, social and governance risks and opportunities when setting strategy and in their company monitoring role.

Structure: The board should have clear division of responsibilities.
•The Chair: The independent Chair, or Lead Independent Director, of the board should demonstrate objective judgment and promote transparency and facilitate constructive debate to promote overall effectiveness.
•The Board: There should be an appropriate balance of executive and non-executive directors. Non-executive directors should be evaluated for independence. No one individual should have unfettered decision-making powers. There should be a clear division of responsibilities, between the independent board members and the executive leadership of the company.
•Resources: The board should ensure it has sufficient governance policies, influence and resources to function effectively. Non-executive directors should have sufficient time to fulfil their obligations to the company as directors.
Effectiveness: The board should seek to build strong institutional knowledge to ensure long term efficient and sustainable operations.
•Appointment: There should be a formal appointment process, which ensures that the most qualified individuals are selected for the board. This process should be irrespective of bias to ensure appropriate diversity of the board.
•Knowledge: The board should be comprised of those with the knowledge, skills and experience to effectively discharge their duties. The board should have sufficient independence to serve as an effective check on company management and ensure the best outcomes for shareholders.
•Evaluation: The board should be evaluated for effectiveness on a regular basis. Board member’s contributions should be considered individually.
Independence: The board should present a fair and balanced view of the company’s position and prospects.
•Integrity: The board should ensure that all reports produced accurately reflect the financial position, prospects and risks relevant to the company. The board should ensure the independence and effectiveness of internal and external audit functions.
•Audit: The board should ensure that clear, uncontentious accounts are produced. These should conform to the relevant best accountancy practices and accurately represent the financial position of the company. Deviations from standard accounting practices should be clearly documented with a corresponding rationale.
•Risk: The board should ensure the company has sound risk management and internal control systems. There should be a regular assessment and communication of the company’s emerging and principal risks.

Remuneration: Levels of remuneration should be sufficient to attract, retain and motivate talent of the quality required to run the company successfully.
•Goal Based: The board should base remuneration on goal- based, qualitative, discretionary cash incentives. Remuneration should consider underlying industry and macroeconomic conditions and not be structured in a tax oriented manner.
•Transparent: Remuneration arrangements should be transparent and should avoid complexity.
•Sustainable: Remuneration should not be excessively share based and should be accurately represented and controlled as an operational cost. The remuneration of executives should promote long term focus and respect the interests of existing shareholders.
The relevant factors are used by Insight to develop Voting Guidelines enabling a consistent approach to proxy voting, which are reviewed annually by the Proxy Voting Group (“PVG”) – (see section 6).
Voting activity is most usually performed by the Chair of the PVG, a senior portfolio manager with no day to day investment discretion. This creates an independent governance structure for voting, helping to mitigate actual and potential conflicts of interest (see section 5).
The Chair of the PVG can seek support from portfolio managers, who have active discretion over the securities, to provide additional input into the voting decision such as company background.
However the vote will be cast by the Chair of the PVG or their delegate. Insight seeks to vote on all holdings with associated voting rights in one of three ways: in support of, against, or in abstention. If the chair is unable to cast a vote, the decision will be cast by the deputy chair. Insight uses a Voting Agent to assist in the analysis and administration of the vote (see section 4.1). The rationale for voting for, against, or abstaining is retained on a case-by-case basis as appropriate and reviewed by the PVG on a regular basis.
4.1 VOTING AGENT
To assist Insight professionals with implementing its proxy voting strategy, Insight retains the services of an independent proxy voting service, namely Minerva (“Voting Agent”). The Voting Agent’s responsibilities include, but are not limited to, monitoring company meeting agendas and items to be voted on, reviewing each vote against Insight’s Voting Guidelines and providing a voting analysis based upon the Voting Guidelines. The Voting Agent also identifies resolutions that require specific shareholder judgement – often relating to corporate transactions or shareholder resolutions. This enables Insight to review situations where the Voting Guidelines require additional consideration or assist in the identification of potential conflicts of interest impacting the proxy vote decision. The Chair of the PVG will review for contentious resolutions and in the event of one will determine if an actual or potential conflict exists in which case the resolution will be escalated to the PVG voting committee (see section 5.1).

Voting decisions are communicated by Insight to the Voting Agent and submitted to shareholder meetings through a specific proxy.
On a monthly basis, the Voting Agent provides reports on voting activity to Insight. Voting data is available to Clients upon request and is posted on its website (see section 7). Insight conducts an annual due diligence to review the Voting Guidelines and the Voting Agent’s related services.
5.CONFLICTS OF INTEREST

Effective stewardship requires protecting our Clients against any potential conflicts of interest and managing them with appropriate governance. To comply with applicable legal and regulatory requirements, Insight believes managing perceived conflicts is as important as managing actual conflicts.
In the course of normal business, Insight and its personnel may encounter situations where it faces a conflict of interest or a conflict of interest could be perceived. A conflict of interest occurs whenever the interests of Insight or its personnel could diverge from those of a Client or when Insight or its personnel could have obligations to more than one party whose interests are different to each other or those of Insight’s Clients.
In identifying a potential conflict situation, as a minimum, consideration will be made as to whether Insight, or a member of staff, is likely to:
•make a financial gain or avoid a financial loss at the expense of the Client
•present material differences in the thoughts of two PM’s who own the same security
•benefit if it puts the interest of one Client over the interests of another Client
•gain an interest from a service provided to, or transaction carried out on behalf of a Client which may not be in, or which may be different from, the Client’s interest
•obtain a higher than usual benefit from a third party in relation to a service provided to the Client
•receive an inducement in relation to a service provided to the Client, in the form of monies, goods or services other than standard commission or fee for that service; or
•have a personal interest that could be seen to conflict with their duties at Insight
•create a conflict where Insight invests in firms which are Clients or potential Clients of Insight. Insight might give preferential treatment in its research (including external communication of the same) and/or investment management to issuers of publicly traded debt or equities which are also clients or closely related to clients (e.g. sponsors of pension schemes). This includes financial and ESG considerations.
•create a conflict between investment teams with fixed income holdings in publicly listed firms or material differences in the thoughts of two PM’s who own the same security

5.1 ESCALATION OF CONTENTIOUS VOTING ISSUE
When a contentious voting issue is identified, the PVG chairman or delegate will review, evaluate and determine whether an actual material conflict of interest exists and, if so, will escalate the matter to the PVG voting committee. Depending upon the nature of the material conflict of interest, Insight may elect to take one or more of the following measures:
•removing certain Insight personnel from the proxy voting process
•walling off personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote
•voting in accordance with the applicable Voting Guidelines, if any, if the application of the Voting Guidelines would objectively result in the casting of a proxy vote in a predetermined manner and
An unconflicted contentious resolution will be voted by the Chair or their delegate. Where a conflict is deemed to exist the vote, widened to the PVG voting committee, will be determined by majority vote.
The resolution of all contentious voting issues, will be documented in order to demonstrate that Insight acted in the best interests of its Clients. Any voting decision not resolved by the PVG will be escalated to the Insight Chief Investment Officer (“CIO”) or their delegate for additional input.
6.PROXY VOTING GROUP

The PVG is responsible for overseeing the implementation of voting decisions where Insight has voting authority on behalf of Clients.
The PVG meets at least quarterly, or more frequently as required. In ensuring that votes casted are in the best interest of Clients, the PVG will oversee the following proxy voting activities:
•Casting votes on behalf of Clients
•Voting Policy: Oversee and set the Proxy Voting Policy
•Voting Guidelines: Oversee and set the Voting Guidelines which are reviewed and approved on an annual basis
•Stewardship Code & Engagement Policy: Review for consistency with Proxy Voting Policy and Voting Guidelines
•Conflicts of interest: Manage conflicts when making voting instructions in line with Insight’s Conflict of Interest Policy
•Resolution Assessment: Review upcoming votes that cannot be made using Voting Guidelines and make voting decisions
•Voting Agent: Appoint and monitor third-party proxy agencies, including the services they perform for Insight in implementing its voting strategy and
•Reporting: Ensure voting activity aligns with local regulations and standards
The PVG is chaired by a Senior Portfolio Manager (who has no direct day to day investment discretion) and attended by portfolio management personnel, the Senior Stewardship Analyst (Deputy Chair), Corporate Risk, Compliance and Operations personnel.
The PVG is accountable to and provides quarterly updates to the Investment Management Group (“IMG”).

7. DISCLOSURE AND RECORDING KEEPING
In certain foreign jurisdictions, the voting of proxies can result in additional restrictions that have an economic impact to the security, such as “share-blocking.” If Insight votes on the proxy, share- blocking may prevent Insight from selling the shares of the security for a period of time. In determining whether to vote proxies subject to such restrictions, Insight, in consultation with the PVG, considers whether the vote, either in itself or together with the votes of other shareholders is expected to affect the value of the security that outweighs the cost of voting. If Insight votes on a proxy and during the “share-blocking period”, Insight would like to sell the affected security, Insight in consultation with the PVG, will attempt to recall the shares (as allowable within the market time-frame and practices).
Insight publishes its voting activity in full on its website. This can be found at www.insightinvestment.com/ri.
8. PROXY VOTING POLICY REVIEW

Insight will review its Proxy Voting arrangements regularly through the PVG. Insight reviews this Policy at least annually or whenever a material change occurs and will notify Clients of any material change that affects our ability to vote in line with the best interests of its Clients.
A material change shall be a significant event that could impact Insight’s ability to vote proxies such as a change in voting agent.

IMPORTANT INFORMATION

Material in this publication is for general information only. This material is not intended to be relied upon as a forecast, research or investment advice, and is not a recommendation, offer or solicitation to buy or sell any securities or to adopt any investment strategy. This document must not be used for the purpose of an offer or solicitation in any jurisdiction or in any circumstances in which such offer or solicitation is unlawful or otherwise not permitted. This document should not be duplicated, amended or forwarded to a third party without consent from Insight Investment.
This material may contain ’forward looking’ information that is not purely historical in nature. Such information may include, among other things, projections and forecasts. Forecasts are not guarantees.
Past performance is not indicative of future results.
Investment in any strategy involves a risk of loss which may partly be due to exchange rate fluctuations.
Index returns are for illustrative purposes only and are used in the context of our macro-economic models and analysis only. Returns cannot be linked to any fund or investment strategy and results do not represent or infer any links to actual fund or strategy performance. Index performance returns do not reflect any management fees, transaction costs or expenses. Indices are unmanaged and one cannot invest directly in an index.
Insight does not provide tax or legal advice to its clients and all investors are strongly urged to seek professional advice regarding any potential strategy or investment.
References to future returns are not promises or even estimates of actual returns a client portfolio may achieve. Assumptions, opinions and estimates are provided for illustrative purposes only. They should not be relied upon as recommendations to buy or sell securities. Forecasts of financial market trends that are based on current market conditions constitute our judgment and are subject to change without notice.
The information and opinions are derived from proprietary and non-proprietary sources deemed by Insight Investment to be reliable, are not necessarily all-inclusive and are not guaranteed as to accuracy. As such, no warranty of accuracy or reliability is given and no responsibility arising in any other way for errors and omissions (including responsibility to any person by reason of negligence) is accepted by Insight Investment, its officers, employees or agents. Reliance upon information in this material is at the sole discretion of the reader.
Telephone conversations may be recorded in accordance with applicable laws.
For clients and prospects of Insight Investment Management (Global) Limited: Issued by Insight Investment Management (Global) Limited. Registered in England and Wales. Registered office 160 Queen Victoria Street, London EC4V 4LA; registered number 00827982.
For clients and prospects of Insight Investment Funds Management Limited: Issued by Insight Investment Funds Management Limited. Registered in England and Wales. Registered office 160 Queen Victoria Street, London EC4V 4LA; registered number 01835691.
For clients and prospects of Insight Investment Management (Europe) Limited: Issued by Insight Investment Management (Europe) Limited. Registered office Riverside Two, 43-49 Sir John Rogerson’s Quay, Dublin, D02 KV60. Registered in Ireland. Registered number 581405. Insight Investment Management (Europe) Limited is regulated by the Central Bank of Ireland. CBI reference number C154503.
For clients and prospects of Insight Investment International Limited: Issued by Insight Investment International Limited. Registered in England and Wales. Registered office 160 Queen Victoria Street, London EC4V 4LA; registered number 03169281.
Insight Investment Management (Global) Limited, Insight Investment Funds Management Limited and Insight Investment International Limited are authorised and regulated by the Financial Conduct Authority in the UK. Investment Management (Global) Limited and Insight Investment International Limited may operate in certain European countries in accordance with local regulatory requirements.
For clients and prospects based in Australia and New Zealand: This material is for wholesale investors only (as defined under the Corporations Act in Australia or under the Financial Markets Conduct Act in New Zealand) and is not intended for distribution to, nor should it be relied upon by, retail investors.
Both Insight Investment Management (Global) Limited and Insight Investment International Limited are exempt from the requirement to hold an Australian financial services licence under the Corporations Act 2001 in respect of the financial services; and both are authorised and regulated by the Financial Conduct Authority (FCA) under UK laws, which differ from Australian laws. If this document is used or distributed in Australia, it is issued by Insight Investment Australia Pty Ltd (ABN 69 076 812 381, AFS License No. 230541) located at Level 2, 1-7 Bligh Street, Sydney, NSW 2000.
For clients and prospects of Insight North America LLC: Insight North America LLC is a registered investment adviser under the Investment Advisers Act of 1940 and regulated by the US Securities and Exchange Commission. INA is part of ‘Insight’ or ‘Insight Investment’, the corporate brand for certain asset management companies operated by Insight Investment Management Limited including, among others, Insight Investment Management (Global) Limited, Insight Investment International Limited and Insight Investment Management (Europe) Limited (IIMEL).
© 2023 Insight Investment. All rights reserved.

Los Angeles Capital Management LLC
LOS ANGELES CAPITAL
Proxy Policy
Rev. August 23, 2022

I.		Introduction	3
II.		Proxy Policy Statement	3
	A.	Proxy Voting Guidelines	3
	B.	Limitations	4
	C.	Special Considerations	4
III.		Responsibility and Oversight	5
IV.		Proxy Voting Procedures	5
	A.	Materiality	5
	B.	Conflicts of Interest	5
	C.	Disclosure	6
	D.	Recordkeeping	6

Los Angeles Capital

I.Introduction
Los Angeles Capital Management LLC (“Los Angeles Capital” or the “Firm”) has adopted and implemented policies and procedures that are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with U.S. Securities and Exchange Commission (“SEC”) Rule 206(4) ‐ 6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and its obligations under the Employee Retirement Income Security Act of 1974 (“ERISA”). Los Angeles Capital provides investment advisory or sub-advisory services to various types of institutional clients. When clients give Los Angeles Capital the authority to vote proxies held in their client accounts such authority is specified in the advisory contract or other governing agreement.
II.Proxy Policy Statement
Los Angeles Capital has retained Glass Lewis & Co., LLC (“Glass Lewis”) an unaffiliated third‐party, to act as an independent proxy voting agent. Glass Lewis provides proxy analysis, voting recommendations, recordkeeping, and manages other operational matters of the proxy voting process. If at any time a material conflict arises, it would be resolved in the best interest of the client.
When Los Angeles Capital is given proxy voting authority together with a client’s voting policy, the Firm oversees compliance with such policy. When the client elects to use the Firm’s standard proxy guidelines, the Firm will vote in accordance with the guidelines approved by the Firm’s Proxy Committee (“Committee”). The Committee has approved the use of Glass Lewis’ U.S. and Global guidelines, as may be modified from time to time (the “Firm’s Guidelines”).
A.Proxy Voting Guidelines
On an annual basis, the Committee reviews the Firm’s Guidelines. The Committee also selectively reviews a sampling of the voting recommendations and the related proxy materials in determining whether to continue or modify the approved Firm Guidelines.
The Firm ultimately retains the right to cast each vote on a case‐by‐case basis, taking into consideration the applicable proxy guidelines including any contractual obligations or custom voting policy of the particular portfolio as well as all relevant facts and circumstances including information that might be gathered from sources beyond Glass Lewis. In the event there is a disagreement with the Glass Lewis analysis as to a particular vote, the Committee will determine whether it is appropriate to vote contrary to the Glass Lewis analysis provided that such decision is consistent with the approved guideline. In the rare circumstance that the Committee believes it is in the best interest of a client to vote contrary to an approved guideline, the Committee will seek client consent prior to placing a vote that is contrary to an approved guideline.
Los Angeles Capital recognizes that a client may issue specific directives regarding how particular proxy issues are to be voted for the client’s portfolio holdings. The Firm requires that the advisory or sub‐advisory contract specify such instructions, including instructions as to how those votes will be managed, particularly where they differ from the Firm’s Guidelines.
It is unlikely that serious conflicts of interest will arise in the context of the Firm’s proxy voting because the Firm does not engage in other financial businesses such as brokerage, managing or advising public companies, underwriting, or investment banking. Nevertheless, should a conflict of interest arise in connection with proxy voting or Glass Lewis, such conflict will be handled as described below under Section IV B, “Conflicts of Interest.” As a matter of policy, the Firm and its employees are required to put the interests of clients ahead of their own.
Los Angeles Capital

B.Limitations
In limited circumstances, the Firm may elect to abstain from voting or may be unable to vote a client’s proxy. These circumstances include:
•Where the Firm concludes that the effect on shareholder’s economic interests or the value of the portfolio holding is indeterminable or insignificant.
•Where the securities related to the vote participate in a securities lending program and are out on loan. In many cases, where a client directs the securities lending, Los Angeles Capital may not be aware when the security is out on loan and thus may not be able to recall the security before the record date. Where Los Angeles Capital deems a holding materially significant or is directing the securities lending, the Firm may recall securities, if operationally feasible, so that they can be voted where the Firm determines it has a fiduciary obligation to do so.
•Where the related securities are issued in a country that participates in share blocking because it is disruptive to the management of the portfolio.
•Where multiple global custodian accounts roll up into one omnibus sub-custodian account. In the specific markets where this may occur, the account managed by Los Angeles Capital is not registered individually. Therefore, if ballots are voted differently for the underlying accounts, the omnibus vote is considered split and is rejected.
•Where in the Firm’s judgement the unjustifiable costs1 or disadvantages of voting the proxy would exceed the anticipated benefit of voting (e.g., certain non‐U.S. securities).
•Where a required Power of Attorney is not on file.
C.Special Considerations
Certain accounts may warrant specialized treatment in voting proxies. Contractual stipulations and individual client direction will dictate how voting will be done in these cases.
Mutual Funds
Where the Firm votes proxies for a mutual fund that it sub-advises, the proxies will be voted in accordance with the Fund’s stated guidelines and requirements of securities laws. Proxies of portfolio companies voted may be subject to investment restrictions of the fund and voted in accordance with any resolutions or other instructions approved by authorized persons of the fund.
ERISA Accounts
Responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions.
Issuer Supplemental Information
Management of issuers, as well as other interested parties, will sometimes release supplemental information (after the proxy statement) that relates to a pending proxy vote. Glass Lewis and the Firm will not always be able to consider that additional information depending on when it is released.
1 The DOL has indicated that such costs include, but are not limited to, expenditures related to developing proxy resolutions, proxy voting services and the analysis of the likely net effect of a particular issue on the economic value of the plan’s investment. Fiduciaries must take into consideration whether the exercise of its rights to vote a proxy is expected to have an effect on the economic value of the plan’s investment that will outweigh the costs of exercising such rights. With respect to proxies for shares of foreign corporations, a fiduciary, in deciding whether to purchase shares of a foreign corporation, should consider whether any additional difficulty and expense in voting such shares is reflected in their market price.
Los Angeles Capital

III.Responsibility and Oversight
The Committee was established to provide oversight to the proxy voting process and is responsible for developing, implementing, and updating the Firm’s proxy policy, reviewing approving, and/or formulating the Firm’s Guidelines, selecting and overseeing the third‐party proxy vendor, identifying any conflicts of interest, determining the votes for issues it elects to vote independently from, or that cannot be voted by, Glass Lewis, monitoring legislative and corporate governance developments surrounding proxy issues, and meeting to discuss any material issues regarding the proxy voting process. The Committee meets annually and as necessary to fulfill its obligations.
As part of the Committee’s ongoing oversight of its third-party proxy vendor, the Committee considers (i) the adequacy and quality of the proxy vendor’s staffing and personnel; (ii) the presence of conflicts and processes to address those conflicts; (iii) the robustness of the proxy vendor’s policies and procedures for ensuring that its recommendations are based on current and accurate information; and (iv) any other appropriate considerations as to the nature and quality of the proxy vendor’s services. In addition, Compliance conducts periodic reviews of ballots voted by the proxy vendor to ensure they are in line with proxy voting procedures.
In cases where the Committee votes a proxy ballot it may conduct research internally and/or use the resources of an independent research consultant or use information from any of the following sources: legislative materials, studies of corporate governance and other proxy voting issues, reports by issuers’ management on pending proxy votes, and/or published analyses of shareholder and management proposals. In all voting circumstances, two votes from voting members of the Committee or one voting member of the Committee and an internal legal counsel are required.
Los Angeles Capital’s Operations Department handles the day-to-day administration of the proxy voting process.
IV.Proxy Voting Procedures
Glass Lewis provides for the timely execution of specified proxy votes on the Firm’s behalf, which includes complete account set‐up, vote execution, reporting, recordkeeping, and compliance with ERISA.
Los Angeles Capital’s responsibility for voting proxies is generally determined by the obligations set forth under each client’s Investment Management Agreement, Limited Partnership Agreement, Prospectus, or other legal documentation governing the account. Voting ERISA client proxies is a fiduciary act of plan asset management that must be performed by the adviser unless the voting right is retained by a named fiduciary of the plan. If an advisory or sub‐advisory contract or similar document states that Los Angeles Capital does not have the authority to vote client proxies, then voting is the responsibility of some other named fiduciary.
While Los Angeles Capital will accept direction from clients on specific proxy issues for their account, the Firm reserves the right to maintain its standard position on all other client accounts for which the Firm has proxy authority.
A.Materiality
The Committee has designated certain materiality thresholds for situations in which the Committee may vote independently from Glass Lewis or may take separate actions in regard to securities lending limitations. Materiality thresholds are monitored daily and are escalated to the Committee for review.
B.Conflicts of Interest
Los Angeles Capital attempts to minimize the risks of conflicts and reviews the Conflict of Interest Statement prepared by Glass Lewis on an annual basis.
If Glass Lewis identifies a potential conflict of interest between it and a publicly held company, it will disclose the relationship on the relevant research report. If an unforeseen conflict requires specialized treatment, alternate measures may be taken, up to and including having Glass Lewis refrain from writing a Proxy Paper report on the company. In this scenario Glass Lewis would procure a substitute research report from an alternative qualified provider and the Committee may be required to research and vote the proxy.
If, during this process, the Committee identifies a potential material conflict of interest between Los Angeles Capital or an affiliated person of the Firm and the issuer whose ballot is being voted, the client will be notified. If no directive is issued by the client, the Committee will vote in such a way that, in the Committee’s opinion, fairly addresses the conflict in the best interest of the client.
Los Angeles Capital

C.Disclosure
Los Angeles Capital will provide all clients with a copy of the Firm’s current proxy policies and procedures upon request. In addition, clients may request, at any time, a copy of the Firm’s voting records for their respective account(s) by making a formal request to Los Angeles Capital. Los Angeles Capital will make this information available to a client upon its request within a reasonable time. For further information, please contact a member of Operations at Los Angeles Capital at 310‐479‐9998 or operations@lacapm.com.
Los Angeles Capital generally will not disclose how it intends to vote on behalf of a client account except as required by applicable law but may disclose such information to a client regarding their portfolio who itself may decide or may be required to make public such information. Los Angeles Capital will not disclose past votes or share amounts voted except (i) for a valid business purpose as determined in the discretion of the Chief Compliance Officer or Chief Legal Officer, (ii) to the respective client, or (iii) as required by law.
D.Recordkeeping
All proxy records pursuant to Section 204‐2 of the Advisers Act are retained by either Glass Lewis or Los Angeles Capital. Glass Lewis retains (1) records of proxy statements received regarding client securities and (2) records of each vote cast. Los Angeles Capital retains (1) copies of its proxy policies, procedures, and Firm Guidelines; (2) copies of any document created by Los Angeles Capital that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; (3) each written client request for information on how the adviser voted proxies on behalf of the client; and (4) a copy of any written response by Los Angeles Capital to any (written or oral) client request for information on how the adviser voted proxies on behalf of the requesting client.
ERISA Accounts
Los Angeles Capital’s maintains access to proxy voting records (both procedures and actions taken in individual situations) to enable the named fiduciary to determine whether Los Angeles Capital is fulfilling its obligations. Such records may be maintained via Glass Lewis’ electronic system. Retention may include: (1) issuer name and meeting; (2) issues voted on and record of the vote; (3) number of shares eligible to be voted on the record date; (4) number of shares voted; and (5) where appropriate, cost‐benefit analyses.
Duration
Proxy voting books and records will be maintained in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such records. For the first two years, the records are fully accessible in Los Angeles Capital’s office and electronically.
Los Angeles Capital

Nuveen Proxy Voting Conflicts of Interest Policy and Procedures

Policy Purpose and Statement

Proxy voting by investment advisers is subject to U.S. Securities and Exchange Commission (“SEC”) rules and regulations and, for accounts subject to ERISA,
U.S. Department of Labor (“DOL”) requirements. These rules and regulations require policies and procedures reasonably designed to ensure proxies are voted in the best interest of clients and that such procedures set forth how the adviser addresses material conflicts that may arise between the Adviser’s interests and those of its clients. The purpose of this Proxy Voting Conflicts of Interest Policy and Procedures (“Policy”) is to describe how the Advisers monitor and address the risks associated with Material Conflicts of Interest arising out of business and personal relationships that could affect proxy voting decisions.

Nuveen’s Stewardship Group is responsible for providing vote recommendations, based on the Nuveen Proxy Voting Guidelines (the “Guidelines”), to the Advisers and for administering the voting of proxies on behalf of the Advisers. When determining how to vote proxies, the Nuveen Stewardship Group adheres to the Guidelines, which are reasonably designed to ensure that the Advisers vote proxies in the best interests of the Advisers’ clients.

Advisers may face certain potential Material Conflicts of Interest when voting proxies. The procedures set forth below have been reasonably designed to identify, monitor, and address potential Material Conflicts of Interest to ensure that the Advisers’ voting decisions are based on the best interest of their clients and are not the product of a conflict.

Applicability
This Policy applies to employees of Nuveen (“Nuveen”) acting on behalf of Nuveen Asset Management, LLC (“NAM”), Teachers Advisors, LLC (“TAL”) and TIAA-CREF
Investment Management, LLC (“TCIM”), each an “Adviser” and collectively referred to as the “Advisers”

Policy Statement

The Advisers have a fiduciary duty to vote proxies in the best interests of their clients and must not subrogate the interests of their clients to their own.

Enforcement
As provided in the TIAA Code of Business Conduct, all employees are expected to comply with applicable laws and regulations, as well as the relevant policies, procedures and compliance manuals that apply to Nuveen’s business activities. Violation of this Policy may result in disciplinary action up to and including termination of employment.

Terms and Definitions
Advisory Personnel includes the Adviser’s portfolio managers and research analysts.

Conflicts Watch List (“Watch List”) refers to a list maintained by the Stewardship Group based on the following:

1.The positions and relationships of the following categories of individuals are evaluated to assist in identifying a potential Material Conflict with a Portfolio Company:
i.The TIAA CEO,
ii.The Nuveen Executive Leadership Team and the Nuveen Senior Leadership Team,
iii.The Stewardship Group members who provide proxy voting recommendations on behalf of the Advisers,
iv.Advisory Personnel, and
v.Household Members of the parties listed above in Nos. 1(i) – 1(iv).

The following criteria constitute a potential Material Conflict:
•Any individual identified above in 1(i) – 1(v) who serves on a Portfolio Company’s board of directors; and/or
•Any individual identified above in 1(v) who serves as a senior executive1 of a Portfolio Company.

2.In addition, the following circumstances have been determined to constitute a potential Material Conflict:
i.Voting proxies for Funds sponsored by any Adviser and/or a Nuveen Affiliated Entity (i.e., registered investment funds and other funds that require proxy voting) held in client accounts,
ii.Voting proxies for Portfolio Companies that are direct advisory clients of the Advisers and/or the Nuveen Affiliated Entities,
iii.Voting proxies for Portfolio Companies that have a material distribution relationship2 with regard to the products or strategies of the Advisers and/or the Nuveen Affiliated Entities,
iv.Voting proxies for Portfolio Companies that are institutional investment consultants with which the Advisers and/or the Nuveen Affiliated Entities have engaged for any material business opportunity1 and
v.Any other circumstance where the Stewardship Group, the Nuveen Proxy Voting Committee (the “Committee”), the Advisers, Nuveen Legal or Nuveen Compliance are aware of in which the Adviser’s duty to serve its clients’ interests could be materially compromised.

1 Senior executives are defined as “C-suite” positions such as CEO, CFO, COO, CAO, CMO, CIO, CTO, etc.
2 Such criteria are defined in a separate standard operating procedure.

2

In addition, certain conflicts may arise when a Proxy Service Provider or their affiliate(s), have determined and/or disclosed that a relationship exists with i) a Portfolio Company ii) an entity acting as a primary shareholder proponent with respect to a Portfolio Company or iii) another party. Such relationships include, but are not limited to, the products and services provided to, and the revenue obtained from, such Portfolio Company or its affiliates. The Proxy Service Provider is required to disclose such relationships to the Advisers, and the Stewardship Group reviews and evaluates the Proxy Service Provider’s disclosed conflicts of interest and associated controls annually and reports its assessment to the Committee.

Household Member includes any of the following who reside or are expected to reside in your household for at least 90 days a year: i) spouse or Domestic Partner, ii) sibling, iii) child, stepchild, grandchild, parent, grandparent, stepparent, and in-laws (mother, father, son, daughter, brother, sister).

Domestic Partner is defined as an individual who is neither a relative of, or legally married to, a Nuveen employee but shares a residence and is in a mutual commitment similar to marriage with such Nuveen employee.

Material Conflicts of Interest (“Material Conflict”) A conflict of interest that reasonably could have the potential to influence a recommendation based on the criteria described in this Policy.

Nuveen Affiliated Entities refers to TIAA and entities that are under common control with the Advisers and that provide investment advisory services. TIAA and the Advisers will undertake reasonable efforts to identify and manage any potential TIAA-related conflicts of interest.

Portfolio Company refers to any publicly traded company held in an account that is managed by an Adviser or a Nuveen Affiliated Entity.

Proxy Service Provider(s) refers to any independent third-party vendor(s) who provides proxy voting administrative, research and/or recordkeeping services to Nuveen.

Proxy Voting Guidelines (the “Guidelines’’) are a set of pre-determined principles setting forth the manner in which the Advisers generally intend to vote on specific voting categories and serve to assist clients, Portfolio Companies, and other interested parties in understanding how the Advisers generally intend to vote proxy-related matters. The Guidelines are not exhaustive and do not necessarily dictate how the Advisers will ultimately vote with respect to any proposal or resolution.

Proxy Voting Conflicts of Interest Escalation Form (“Escalation Form”) Used in limited circumstances as described below to formally document certain requests to deviate from the Guidelines, the rationale supporting the request, and the ultimate resolution.

Policy Requirements
The Advisers have a fiduciary duty to vote proxies in the best interests of their clients and must not subrogate the interests of their clients to their own.

The Stewardship Group and Advisory Personnel are prohibited from being influenced in their proxy voting decisions by any individual outside the established proxy voting process. The Stewardship Group and Advisory Personnel are required to report to Nuveen Compliance any individuals or parties seeking to influence proxy votes outside the established proxy voting process.

3

The Stewardship Group generally seeks to vote proxies in adherence to the Guidelines. In the event that a potential Material Conflict has been identified, the Committee, the Stewardship Group, Advisory Personnel and Nuveen Compliance are required to comply with the following:

Proxies are generally voted in accordance with the Guidelines. In instances where a proxy is issued by a Portfolio Company on the Watch List, and the Stewardship Group’s vote direction is in support of company management and either contrary to the Guidelines or the Guidelines require a case-by-case review, then the Stewardship Group vote recommendation is evaluated using established criteria3 to determine whether a potential conflict exists. In instances where it is determined a potential conflict exists, the vote direction shall default to the recommendation of an independent third-party Proxy Service Provider based on such provider’s benchmark policy. To the extent the Stewardship Group believes there is a justification to vote contrary to the Proxy Service Provider’s benchmark recommendation in such an instance, then such requests are evaluated and mitigated pursuant to an Escalation Form review process as described in the Roles and Responsibilities section below. In all cases votes are intended to be in line with the Guidelines and in the best interests of clients.

The Advisers are required to adhere to the baseline standards and guiding principles governing client and personnel conflicts as outlined in the TIAA Conflicts of Interest Policy to assist in identifying, escalating and addressing proxy voting conflicts in a timely manner.

Roles and Responsibilities

Nuveen Proxy Voting Committee
1.Annually, review and approve the criteria constituting a Material Conflict involving the individuals and entities named on the Watch List.
2.Review and approve the Policy annually, or more frequently as required.
3.Review Escalation Forms as described above to determine whether the rationale of the recommendation is clearly articulated and reasonable relative to the potential Material Conflict.
4.Review Stewardship Group Material Conflicts reporting.
5.Review and consider any other matters involving the Advisers’ proxy voting activities that are brought to the Committee.

Nuveen Stewardship Group
1.Promptly disclose Stewardship Group members’ Material Conflicts to Nuveen Compliance.
2.Stewardship Group members must recuse themselves from all decisions related to proxy voting for the Portfolio Company seeking the proxy for which they personally have disclosed, or are required to disclose, a Material Conflict.
3.Compile, administer and update the Watch List promptly based on the Watch List criteria described herein as necessary.
4.Evaluate vote recommendations for Portfolio Companies on the Watch List, based on established criteria to determine whether a vote shall default to the third-party Proxy Service Provider, or whether an Escalation Form is required.

3 Such criteria are defined in a separate standard operating procedure.
4

5.In instances where an Escalation Form is required as described above, the Stewardship Group member responsible for the recommendation completes and submits the form to a Stewardship Group manager and the Committee. The Stewardship Group will specify a response due date from the Committee typically no earlier than two business days from when the request was delivered. While the Stewardship Group will make reasonable efforts to provide a two-business- day notification period, in certain instances the required response date may be shortened. The Committee reviews the Escalation Form to determine whether a Material Conflict exists and whether the rationale of the recommendation is clearly articulated and reasonable relative to the existing conflict. The Committee will then provide its response in writing to the Stewardship Group member who submitted the Escalation Form.
6.Provide Nuveen Compliance with established reporting.
7.Prepare Material Conflicts reporting to the Committee and other parties, as applicable.
8.Retain Escalation Forms and responses thereto and all other relevant documentation in conformance with Nuveen’s Record Management program.
Advisory Personnel
1.Promptly disclose Material Conflicts to Nuveen Compliance.
2.Provide input and/or vote recommendations to the Stewardship Group upon request. Advisory Personnel are prohibited from providing the Stewardship Group with input and/or recommendations for any Portfolio Company for which they have disclosed, or are required to disclose, a Material Conflict.
3.From time to time as part of the Adviser’s normal course of business, Advisory Personnel may initiate an action to override the Guidelines for a particular proposal. For a proxy vote issued by a Portfolio Company on the Watch List, if Advisory Personnel request a vote against the Guidelines and in favor of Portfolio Company management, then the request will be evaluated by the Stewardship Group in accordance with their established criteria and processes described above. To the extent an Escalation Form is required, the Committee reviews the Escalation Form to determine whether the rationale of the recommendation is clearly articulated and reasonable relative to the potential Material Conflict.

Nuveen Compliance
1.Determine criteria constituting a Material Conflict involving the individuals and entities named on the Watch List.
2.Determine parties responsible for collection of, and providing identified Material Conflicts to, the Stewardship Group for inclusion on the Watch List.
3.Perform periodic reviews of votes where Material Conflicts have been identified to determine whether the votes were cast in accordance with this Policy.
4.Develop and maintain, in consultation with the Stewardship Group, standard operating procedures to support the Policy.
5.Perform periodic monitoring to determine adherence to the Policy.
6.Administer training to the Advisers and the Stewardship Group, as applicable, to ensure applicable personnel understand Material Conflicts and disclosure responsibilities.
7.Assist the Committee with the annual review of this Policy.

Nuveen Legal
1.Provide legal guidance as requested.

5

Governance
Review and Approval
This Policy will be reviewed at least annually and will be updated sooner if changes are necessary. The Policy Owner, the Committee and the NEFI Compliance Committee are responsible for the review and approval of this Policy.

Implementation
Nuveen has established the Committee to provide centralized management and oversight of the proxy voting process administered by the Stewardship Group for the Advisers in accordance with its Proxy Voting Committee Charter and this Policy.

Exceptions
Any request for a proposed exception or variation to this Policy will be submitted to the Committee for approval and reported to the appropriate governance committee(s), where appropriate.
6

Related Documents
•Nuveen Proxy Voting Committee Charter
•Nuveen Proxy Voting Guidelines
•Nuveen Proxy Voting Policy
•Nuveen Policy Statement on Responsible Investing

Policy Adoption	February 3, 2020
Effective Date of Current Version/Last Date Reviewed	December 18, 2023
Governance	NEFI Compliance Committee
Policy Owner	Nuveen Proxy Voting Committee
Policy Leader	Nuveen Compliance

G-3250871P-E1123W
7

ORIGIN ASSET MANAGEMENT
Procedures and Control Processes
Proxy voting
December 2022
This document draws on the Advisers Act of 1940, a United States federal law, and subsequent Securities and Exchange Commission guidance IA-5325; IC-33605, 17 CFR Parts 271 and 276 (effective date 10th September 2019) and provides an outline of the policies in place to ensure Origin LLP (‘the Firm’) meets its obligation to vote on proxies in the best interest of its clients.
Origin reviews and documents the adequacy of its proxy voting policies at least annually.
The Firm has engaged a third-party international corporate governance research and proxy voting service provider (‘third party proxy voting service provider’) to provide voting recommendations and research relating to upcoming proxy votes. Origin sets its voting policy annually, and once set, uses the Broadridge proxy voting platform service to execute that policy. The Firm has chosen to actively vote proxies for all clients according to its voting policy, unless a client does not wish or require us to do so. Any proxy voting arrangements shall be approved by the Stewardship Committee. Origin has elected to follow the Glass Lewis standard Proxy Voting Guidelines (the ‘Guidelines’), which embody the positions and factors that the Firm’s investment team generally consider important in casting proxy votes.
The Firm must:
(a)Adopt and implement written policies and procedures that are reasonably designed to ensure that the Firm votes client securities in the best interest of clients.
(b)Disclose to clients how they may obtain information from the Firm about votes with respect to securities; and
(c)Describe to clients the proxy voting policies and procedures and, upon request, provide the clients with a copy of these policies and procedures.
(d)Take steps to demonstrate that it is making voting determinations in a client’s best interests.
(e)Consider factors such as the third-party proxy voting service provider’s capacity and competency when deciding whether to use a proxy advisory firm.
(f)Take steps to ensure that its voting determinations are not based on materially inaccurate or incomplete information. This can take the form of scrutinising the third- party proxy service provider firm’s procedures.
The duty of care requires the Firm to monitor corporate actions and vote client proxies. This does not necessarily mean that a failure to vote every proxy would necessarily violate fiduciary obligations. Due to the nature of some of the holdings, how they are registered, and our strategies, there will be many times when refraining from voting a proxy will be in the client's best interest. This will mainly be when it is determined that the cost of voting a proxy exceeds the expected benefit to a client. It is not mandatory to vote proxies on behalf of a client where this has been covered by a prior agreement with the client.
Origin’s use of Third-Party Proxy Voting Advisory Providers
Origin engages with their clients to assess particular themes of interest around governance and corporate behaviour. The Origin Proxy Voting Policy will be set to reflect both the clients’ wishes and industry best practice. The Origin team will work together with the team at Glass Lewis to ensure that the GL voting recommendations are tailored to meet the objectives of the Origin Proxy Voting Policy as far as is possible.

The Firm believes that the third-party proxy voting provider has the necessary resources, in- depth knowledge and expertise to provide recommendations that are in the best interests of our clients. As mentioned above, Origin sets a voting policy annually, and once set, uses the Broadridge proxy voting service to execute that policy. At present, Origin has elected to follow the Glass Lewis standard Proxy Voting Guidelines (the ‘Guidelines’). The Firm may deviate from these guidelines on the basis of a client request or where it believes it do be in the client’s best interest to do so. A Stewardship committee has been established to evaluate and review the services provided by the third-party proxy voting provider and voting platform. This committee shall also develop and maintain the Firm’s Proxy Voting Policy and consider any requests to override the chosen voting guidelines.
Voting Procedure Summary
The Firm shall obtain from the third-party proxy voting service provider a notification of all pending proxy vote opportunities. The Custodian will provide a list of all proxy voting requests relevant to the Firm’s holdings to the third-party proxy voting service provider. The third- party proxy voting service provider shall then issue the recommendations corresponding to this list. These are then returned to the Custodian for instruction and votes are cast via a voting platform in accordance with the voting policy. Prior to the votes being returned to the Custodian to be cast, the Firm’s operations team access the voting platform and confirm the voting decisions. This will usually be in line with the recommendations provided by the third- party proxy voting service provider, but the Firm does have the option to override these recommendations at this stage, should the client request this or should the Firm deem it to be in the client’s best interest.
The rationale for disagreeing with a guideline proxy voting recommendation as per the Origin Proxy Voting Policy must be discussed, recorded and agreed with Compliance before the override is enacted. A record of all voting decisions is maintained by the Firm and the Custodian.
Conflicts of Interests in respect of voting Proxies
When the Firm has, or may have, a conflict of interest between it and its clients, or between one client and another, it must pay due regard to the interests of each customer and manage the conflict of interest fairly.
Where a conflict arises, or may arise, the Firm must not knowingly advise or deal in the exercise of discretion, in relation to that transaction unless it takes reasonable steps to ensure fair treatment for the client. The Firm’s client agreements make a formal disclosure that such conflicts could arise (i.e. non-exclusivity), and by doing so puts the customer on notice of the possibility. This keeps the Firm within the strict letter of the rules and principles, but it is an overriding policy of the Firm that all such conflicts should be brought to the attention of the Compliance Officer in order that they may be sure that the Firm’s procedures are adequate.
If an investment decision is made for any client that departs from previous advice or recorded strategy for that client or which may result in an increased risk profile for the client's portfolio, the Firm must record the reasons behind the decision. If the reasons are the same for a number of clients or transactions, only one record needs to be made. These records must be made in writing and be kept in the relevant client files.
The Firm will notify clients of how they may obtain a copy of how the Firm voted free of charge and will provide a contact for that purpose.
Compliance Monitoring and Policy Review
An investment adviser that retains a third party proxy advisory service provider to provide voting recommendations or voting execution services also should consider additional steps to evaluate whether the investment adviser’s voting determinations are consistent with its voting policies and procedures and in the client’s best interest before the votes are cast. The operations and investment teams view all “pre-populated” vote recommendation by the third-party proxy advisory firm before they are cast via the electronic voting platform.
Origin Asset Management

The Firm’s ongoing compliance monitoring program will include;
1)An annual review of the Firm’s internal compliance monitoring procedures and policies with respect to proxy voting.
2)An annual review of the adequacy of service provided by the third-party proxy voting service provider and its compliance with the SEC guidelines and federal law with respect to proxy voting.
3)A quarterly review of the ongoing communication of voting intentions to the investment team to ensure that these are visible to the investment team.
4)A quarterly sample test of pre-populated voting intentions focused on votes that are likely to impact the client, such as those for corporate events or contested elections of directors, to ensure the voting rationales and relevant background information supplied by the third party proxy voting service provider is available and of adequate quality.
5)Ad-hoc reviews of company-specific voting intentions where the Firm considers this appropriate based on the above sample testing.
The Firm is in compliance with the Financial Reporting Council’s UK Stewardship Code and Shareholders Rights Directive II regarding corporate governance and engagement. The latest disclosure response to the UK Stewardship Code and Shareholders Rights Directive II is available on the Origin website (https://www.originam.com/)
Origin Asset Management

ORIGIN ASSET MANAGEMENT
Procedures and Control Processes Proxy voting
December 2022

Control objective 8: Responsibility for generating proxy voting instructions is clearly established.
Proxy voting instructions are generated and recorded and carried out accurately and in a timely manner.
Whilst Origin has full oversight responsibilities, the generation of proxy voting instructions and ensuring that they are recorded and carried out accurately and in a timely manner has been outsourced to the international governance research and voting specialist Glass Lewis and the Broadridge ProxyEdge voting platform with monitoring and oversight undertaken by Origin.
Glass Lewis is an independent global voting and governance specialist and is currently used by institutional investors representing over $15 trillion in assets. Its team of approximately 200 full time researchers provides contextual, objective governance analysis and proxy voting recommendations on shareholder votes on over 23,000 companies in 100 markets worldwide.
For clients that require us to vote proxies the firm’s default policy is to set up standing instructions for all global markets where Origin is invested with Broadridge via their web based online system ProxyEdge to vote in line with the Glass Lewis proxy guidelines. These are available at www.glasslewis.com.
The proxy guidelines specifically address key governance issues such as board composition, remuneration, the appointment of auditors, dividend distributions and Long Term Incentive Plans.
Access to our online ProxyEdge log in is restricted to the members of the operations team. Having set up standing instructions for all client accounts that require us to vote proxies as detailed above, the operations team also receive regular email notifications from ProxyEdge whenever a shareholder meeting has been announced providing brief details of the company, meeting date and vote instruction deadline.
The operations team on at least a monthly basis log in to ProxyEdge to check and review that all meetings have been voted in accordance with the Glass Lewis recommendations mentioned above.
On a bi-monthly basis, the Operations Team will download a report and circulate this to the Investment Team (cc: Compliance) of all impending votes for the next two months together with recommendations from Glass Lewis. This gives the Investment Team visibility and the option to amend on any proposals.
The Operations Team also has access to the Glass Lewis recommendations and rationale via a link within ProxyEdge. This link opens the Glass Lewis website (a specific log-in and password are required) and directs the user to the reports for the specific company vote which can be downloaded if required. There is also a search function to check recommendations for historic meetings.
A summary of meetings held and shares voted is produced on a quarterly basis as part of our client reporting to both segregated and pooled fund clients by generating and downloading Vote Audit and Vote Summary reports from ProxyEdge for the period.
The downloaded reports in both Excel and PDF formats are saved to the shared drive K:\ Operations \ Proxy Voting \ Reports and then reformatted and edited accordingly in Excel prior to being cut and pasted into the client reports. The edited reports produced by a member of the operations team are subsequently checked and reviewed by a senior member of the operations team.
Origin Asset Management

The collation and production of all monthly and quarterly client reporting is covered in detail under Procedure 4 – Client Reporting.
The firm is in compliance with the Financial Reporting Council’s UK Stewardship Code and Shareholders Rights Directive II regarding corporate governance and engagement.
A copy of Origin’s latest disclosure response to the UK Stewardship Code and Shareholders Rights Directive II is stored in the shared drive K:\ Policies & Procedures
Compliance Monitoring and Policy Review
An investment adviser that retains a third party proxy advisory service provider to provide voting recommendations or voting execution services also should consider additional steps to evaluate whether the investment adviser’s voting determinations are consistent with its voting policies and procedures and in the client’s best interest before the votes are cast. The operations and investment teams view all “pre-populated” vote recommendation by the third party proxy advisory firm before they are cast via the electronic voting platform.
Compliance will conduct the following reviews:
1)An annual review of the Firm’s internal compliance monitoring procedures and policies with respect to proxy voting.
2)An annual review of the adequacy of service provided by the third party proxy voting service provider and its compliance with the SEC guidelines and federal law with respect to proxy voting. Compliance will review the Glass Lewis documentation under the Compliance section of their website (https://www.glasslewis.com/due_diligence_resources/). The object is to ensure that Glass Lewis processes and procedures are in line with relevant SEC guidance as well as the SRDII.
3)A quarterly review of the ongoing communication of voting intentions to the investment team to ensure that these are visible to the investment team. As part of the monthly compliance monitoring plan, compliance currently check that the operations team have shared the voting recommendations from Glass Lewis for upcoming votes with the compliance and investment teams. There is an automatic Proxy Edge email alert containing corporate events alerts and one from Operation with a summary of all upcoming proxy votes.
The emails look like this:

Origin Asset Management

4)A quarterly sample test of pre-populated voting intentions focused on votes that are likely to impact the client, such as those for corporate events or contested elections of directors, to ensure the voting rationales and relevant background information supplied by the third party proxy voting service provider is available and of adequate quality.
5)Ad-hoc reviews of company-specific voting intentions where the Firm considers this appropriate based on the above sample testing.
Origin Asset Management

PineBridge Investments LLC
Proxy Voting Policies and Procedures

January 2023

The information contained herein is the property of PineBridge Investments and may not be copied, used, or disclosed, in whole or in part, stored in a retrieval system, or transmitted in any form or by any means (electronic, mechanical, reprographic, recording, or otherwise) without the prior written permission of PineBridge Investments.

Proxy Voting Policies and Procedures                            PineBridge Investments
I.Introduction
Proxy voting is an important right of shareholders, such as PineBridge Clients, for which PineBridge must take reasonable care and diligence to ensure such rights are properly and timely exercised. PineBridge, as a fiduciary for its Clients, must vote proxies in their best interest. We believe considering forward looking improvement in ESG issues is in the economic interest of our Clients. Please refer to the PineBridge Stewardship and Engagement Policy for details on how PineBridge interacts with companies, entities or other market participants on Environmental, Social and Governance (ESG) issues.
II.Policy Statement
Proxy Procedures
As a registered investment adviser that votes (or delegates the voting of) securities held in Client portfolios, PineBridge has implemented proxy voting procedures that are reasonably designed to help ensure that a) PineBridge votes proxies in the best interest of its Clients; b) describes its proxy voting procedures to its Clients, and c) discloses to Clients how they may obtain information on how PineBridge voted their proxies. These procedures are designed to help enable PineBridge to manage material conflicts of interest. While PineBridge must disclose its votes upon request to Clients, no public disclosure is required. (Note that disclosure is required for any mutual funds advised by PineBridge, on Form N-PX.)
Record-Keeping
PineBridge must retain (i) these proxy voting policies and procedures; (ii) proxy statements received regarding Client securities; (iii) records of votes it casts on behalf of Clients; (iv) records of Client requests for proxy voting information, and; (v) any documents prepared by PineBridge that were material to making a decision how to vote, or that memorialized the basis for the decision. PineBridge may rely on proxy statements filed on EDGAR instead of keeping its own copies and rely on proxy statements and records of proxy votes cast by PineBridge that are maintained by contract with a third-party proxy voting service or other third party.
Proxies of Shares of Non-U.S. Corporations
PineBridge has implemented general voting policies with respect to non-U.S. shares owned by Clients. However, although U.S. companies must give shareholders at least 20 days’ advance notice to vote proxies, some non-U.S. companies may provide considerably shorter notice or none at all. PineBridge is not required to “rush” voting decisions in order to meet an impractical deadline, and as a result, PineBridge or PineBridge affiliates’ regional designees under certain circumstances may not vote certain proxies. In addition, certain non-U.S. regulations impose additional costs to a Portfolio that votes proxies, and PineBridge will take that into consideration when determining whether or not to vote.
In the case of a material conflict between the interests of PineBridge and those of its Clients, PineBridge will take steps to address such conflicts (which may include consulting with counsel) and will attempt to resolve all conflicts in the Client’s best interest.
2023 2

Proxy Voting Policies and Procedures                            PineBridge Investments
III.Procedures
•Compliance is responsible for ensuring that the PineBridge ADV includes the appropriate language summarizing PineBridge’s proxy voting procedures and for updating the summary in the ADV whenever the procedures are updated. Compliance is also responsible for consulting with Legal to ensure that PineBridge’s proxy voting policy is kept up to date and in a form appropriate for transmission to Clients.
•If a Client or potential Client requests a copy of the Proxy Voting Policy from Client Relations or Sales, Compliance should be contacted for the most recent version, or it may be obtained from the intranet. Client Relations will send to such Client a copy of the current version of the voting procedures within 7 days and will ensure that Compliance receives a log of each Client’s request and the action taken.
•If a Client requests access to the records of how PineBridge voted its proxies, the Client should be assured that this will be provided, and Operations should be consulted. Operations has access to these proxy voting records.
•PineBridge has established a Stewardship Committee (the “Committee”), which is responsible for defining and monitoring PineBridge’s proxy voting strategy and process. The Committee is comprised of members of senior management, portfolio management, Compliance, Legal, Product and Operations.
•The Committee conducts an annual review of the proxy voting guidelines for domestic and non-U.S. Portfolios. Guidelines are reviewed to ensure that the interests of PineBridge’s Clients are best served.
•Issues not addressed in the voting guidelines are determined on a case-by-case basis with input from the Committee and portfolio managers.
•PineBridge has engaged a third-party vendor to administer proxy voting on its behalf. The vendor receives, in a majority of cases, proxies directly from the Client’s custodian and votes them based on PineBridge’ s voting guidelines.
•In circumstances where PineBridge receives proxies directly, these proxies must be sent to the vendor promptly. The vendor then votes them in accordance with PineBridge’s voting guidelines. The vendor maintains a listing of all votes cast on behalf of PineBridge Clients.

2023 3

Polen Capital Credit, LLC Proxy Voting Policies and Procedures
Updated May 3, 2022

Overview

In accordance with the fiduciary duties owed to our clients and Rule 206(4)-6 promulgated by the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940 (the “Advisers Act”), Polen Capital Credit, LLC (“Polen Credit”) has adopted and implemented these Proxy Voting Policies and Procedures (the “Policies”) that we believe are reasonably designed to ensure that proxies are voted in the best interests of our clients that have delegated proxy voting authority to us.

Proxy Voting Guidelines and Procedures

Given the credit-oriented focus of Polen Credit’s investment strategies, Polen Credit primarily manages investments in high yield fixed income, rather than equity securities. As a result, equity investments, in particular in public companies that regularly disseminate proxy voting materials to their shareholders, typically constitute a very small percentage of the total assets managed by Polen Credit. Proxy voting in publicly-traded equities therefore is typically not a material element of Polen Credit’s significant investment strategies.

When a client grants Polen Credit proxy voting authority, we will vote such proxies in the best interests and for the benefit of such client in accordance with our fiduciary duty and all applicable laws and regulations. We believe that this approach means voting in accordance with our judgment as to what voting decision is most likely to maximize total return to the client as an investor in the company whose securities are being voted, including, where applicable, returns to the client on positions held in non-voting securities of that issuer or securities of other issuers that may be materially affected by the outcome of the vote. Normally, voting decisions are made by the research analyst (or portfolio manager) responsible at the time of the vote for monitoring the corporate events of the particular issuer of the securities to be voted. Polen Credit believes that it is not appropriate, in most cases, to vote proxies with respect to the securities of such issuers in accordance with fixed, pre-determined guidelines. Accordingly, Polen Credit generally reviews and makes a voting decision on each matter presented in such proxy on an individual, case-by- case basis.

1

These Policies are intended to support good corporate governance, including those corporate practices that address environmental and social issues, in all cases with the objective of protecting shareholder interests and maximizing shareholder value. Accordingly, to the extent that Polen Credit identifies a material ESG (environmental, social, or governance) issue with respect to a particular company, it factors such information into its decision-making process with respect to proxy voting and exercises discretion that it deems appropriate and in the best interests of its clients in a manner consistent with the firm’s Responsible Investment Policy.

Polen Credit utilizes a third party service provider, Institutional Shareholder Services (“ISS”) for research and recommendations with respect to certain proxy issues, and for facilitating the processing of Polen Credit’s selections for each proxy vote. In voting proxies pursuant to these Policies, Polen Credit may consult ISS’s Sustainability Voting Guidelines, but in all instances, we will make an independent decision for each vote on a case-by-case basis. Additional information about ISS and the ISS Sustainability Voting Guidelines is available at http://www.issgovernance.com/policy.

The Polen Credit operations department has designated an internal proxy administrator, who is responsible for coordinating the review and voting of client proxies, including, without limitation, circulating the proxy with respect to the applicable research analyst (or portfolio manager) responsible for the voting the proxy and subsequently submitting any applicable proxy vote on behalf of Polen Credit clients within the ISS platform prior to any applicable deadlines.1

In certain circumstances, Polen Credit may elect to not vote a proxy with respect to securities held in client accounts, including, but not limited to, situations where (a) the securities are no longer held in a client’s account; (b) the proxy or related materials are not received in sufficient time to allow Polen Credit to analyze the material or cast an informed vote by the voting deadline; or (c) Polen Credit concludes that the costs of voting a proxy outweigh any potential benefits to its clients. In addition, Polen Credit may seek voting instructions from some or all of the clients holding the securities to be voted, and, as a result, client instructions may cause Polen Credit to vote differently for different clients on the same matter.

1 Notwithstanding the foregoing, from time to time, Polen Credit clients may hold private equity positions (typically, in connection with the restructuring of a prior fixed income position). To the extent applicable, these Policies also set forth Polen Credit’s approach with respect to any shareholder voting of private equity holdings in such client accounts. However, a member of the investment team (typically, the Associate General Counsel) will assume responsibility for reviewing and processing such votes on behalf of Polen Credit’s clients.
2

Material Conflicts of Interest

If the research analyst (or portfolio manager) responsible for recommending a proxy vote identifies a material conflict of interest between our interests and the interest of our clients, such individual (and/or the internal proxy administrator) will notify the firm’s general counsel & chief compliance officer. If the general counsel & chief compliance officer agrees that a material conflict of interest exists, Polen Credit generally will request a waiver of the conflict of interest or otherwise seek to obtain voting instructions from the affected client(s), or an authorized representative of the client(s) (or, in limited circumstances, an appropriate independent third party). In the event that the client(s), client representative(s), or other third party, as the case may be, do not desire to direct the vote of the proxy matter in question, Polen Credit may, as circumstances warrant, take other steps, such as consulting with its outside legal counsel or an independent third party service, which steps are designed to result in a decision that is demonstrably based on the clients’ best interests and not the product of the conflict. If a material conflict cannot be resolved as described above, Polen Credit will not vote the proxy on behalf of such client(s).

Maintenance of Proxy Voting Records

As required by Rule 204-2 under the Advisers Act, Polen Credit maintains records of proxies that it has voted on behalf of its clients. These records include:
•a copy of Polen Credit’s internal policies and procedures with respect to proxy voting, as updated from time to time;
•copies of proxy statements received regarding securities held in client accounts, unless the materials are available electronically through the SEC’s EDGAR system;
•a record of each vote cast on behalf of our clients;
•a copy of any internal documents created by Polen Credit that were material to making the decision how to vote proxies on behalf of its clients; and
•each written client request for proxy voting records and Polen Credit’s written response to any (written or oral) client request for such records.

Polen Credit will maintain these proxy voting books and records for a period of not less than five years.

Disclosure

Polen Credit will provide each client with either a copy of these Policies or a summary thereof. In addition, upon the request of any client, Polen Credit will provide each client with information with respect to how Polen Credit voted any proxies on behalf of such client.

3
Post Advisory Group

Proxy and Corporate Action Voting Policy
Dated March 2020
Policy
When voting proxies or acting on corporate actions for clients, Post will decide based on the best interests of its clients. Post shall act in a prudent and diligent manner and make voting decisions Post believes enhance the value of the assets of client accounts. With respect to ERISA accounts, plan beneficiaries and participants, voting will be in accordance with ERISA and the U.S. Department of Labor (“DOL”) guidance thereunder. Unless a client specifically reserves the right to vote its own proxies or to take shareholder action in other corporate actions, Post will vote proxies or act on other actions received in sufficient time prior to their deadlines as part of its discretionary authority over the assets. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.
Background
Post Advisory Group, LLC (“Post”) acts as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”) and registered open-ended investment companies (“mutual funds”). While Post primarily manages fixed income securities, it does occasionally hold a limited amount of voting securities or securities for which shareholder action is solicited in a client account.
Responsibility
The Chief Compliance Officer (CCO) is responsible for establishing this policy, ensuring that this policy is consistent with applicable federal securities laws and regulations, updating this policy based on changes to federal securities laws and regulations and providing effective disclosure of this policy as applicable. Additionally, the Compliance Department (Compliance) is responsible for evaluating this policy no less frequently than annually. Compliance is also responsible for restricting securities with pending corporate actions in Charles River.
Post’s Operations Department is responsible for voting proxies in a timely manner and consistently across portfolios as well as handling clients’ corporate actions.
Proxy Voting Procedures
Operations will consider each proxy issue individually and vote in a manner which Post believes enhances the value of client accounts overall. Where a proxy proposal raises a material conflict of interest between Post’s interests and the client’s, Post will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. When a client does not respond to such a conflict disclosure request or denies the request, Post will abstain from voting the securities held by that client’s account.
Corporate Actions Procedures
The following procedures are following in addressing corporate actions:
•Operations will receive notifications of corporate actions from StateStreet.
•Operations will request and receive instructions from the relevant PM or Analyst covering the security.
•Operations will vote consistent with the instructions in State Street’s CApTAIN system and send confirmatory documentation back to the relevant PM or Analyst.
•For mandatory calls, Operations will add the positions to the cash sheet and Compliance will add those securities to a restricted list in Charles River.
•State Street will automatically execute exchanges due to standing instructions from Post.
Record Retention
All records associated with this policy that require retention shall be maintained according to the record retention obligations enumerated in the attached Recordkeeping Policy.
Proxy and Corporate Action Voting Policy 1

BAIRD EQUITY ASSET MANAGEMENT
BAIRD EQUITY AM’S PROXY VOTING POLICIES AND PROCEDURES
Revised Effective November 18, 2020
I. BACKGROUND
Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) requires that, for an investment adviser to exercise voting authority with respect to client securities, the adviser must:
•adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes clients securities in the best interest of clients, which procedures must include how the adviser addresses material conflicts that may arise between the adviser’s interests and those of the adviser’s clients;
•disclose to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and
•describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.
Rule 204-2 of the Advisers Act requires that registered investment advisers maintain records of its proxy voting policies and procedures; proxy statements received; votes cast on behalf of clients; client requests for proxy voting information; and documents prepared by the investment adviser that were material to making a voting decision.
II. POLICY
The Baird Equity Asset Management department (“Baird Equity AM”) of Robert W. Baird & Co. Incorporated (the “Advisor” or “Baird”) exercises voting authority with respect to securities held by advisory clients that have executed advisory agreements with Baird and that have delegated proxy voting authority to Baird. Baird owes these clients duties of care and loyalty. Baird’s duty of loyalty requires Baird to vote the proxies in a manner consistent with the best interests of advisory clients. While Baird uses its best efforts to vote proxies, there are instances when voting is not practical or is not, in Baird or the portfolio manager’s view, in the best interest of clients.
As a fiduciary, Baird will ascertain whether the independent proxy voting service has the capacity and competency to analyze proxy issues, which may include considering: the adequacy and quality of the independent proxy voting service’s staffing and personnel; the robustness of its policies and procedures regarding its ability to (i) ensure that its proxy voting recommendations are based on current and accurate information and (ii) identify and address any conflicts of interest. Further, Baird should ensure that these voting guidelines or recommendation policies are generally appropriate for the clients whose proxies are being voted.
Baird Equity Asset Management of
Robert W. Baird & Co. Incorporated

III.PROXY VOTING COMMITTEE
Baird has established a Proxy Voting Committee (the “Committee”) to oversee Baird’s proxy voting practices, including oversight of the independent proxy voting service. The Committee has established a Proxy Committee Charter to describe its responsibilities under these policies and procedures. The Committee will review, at least annually, these Proxy Voting Policies and Procedures and its Charter. Further, the Committee will appoint a Sub-Committee for Baird’s Asset Management groups to consider proxy voting challenges made by its portfolio managers.
IV.PROXY VOTING GUIDELINES
Baird utilizes an independent provider of proxy voting and corporate governance service to analyze proxy materials and votes and make independent voting recommendations (the “independent proxy voting service”). Baird’s independent proxy voting service is currently Institutional Shareholder Services Inc. (“ISS”).The independent proxy voting service provides proxy voting guidelines regarding its position on various matters presented by companies to their shareholders for consideration. Baird will typically vote shares in accordance with the recommendations made by the independent proxy voting service. However, the independent proxy voting service’s guidelines are not exhaustive, do not address all potential voting issues, and do not necessarily correspond with the opinions of the portfolio managers.
In the event the portfolio manager believes the independent proxy voting service recommendation is not in the best interest of the client, he/she will bring the issue (a “proxy challenge”) to the Sub- Committee by completing a Proxy Vote Challenge Form, which describes, among other things, the issue(s) up for vote and the portfolio manager’s rationale for voting against the voting recommendation of the independent proxy voting service. The Sub-Committee will consider what is in the best interest of clients when evaluating the proxy challenge, including an evaluation of the portfolio manager’s rationale and any potential conflicts of interest. The decision made by the Sub- Committee on the proxy challenge will apply to all advisory accounts managed by the portfolio manager (or team of portfolio managers) that submitted the Proxy Voting Challenge Form, unless the client has directed Baird to utilize specific voting guidelines (e.g., Taft-Hartley guidelines).
For those matters for which the independent proxy voting service does not provide a specific voting recommendation, the portfolio manager will be responsible for casting the vote in a manner he/she believes is in the best interest of clients.
V.PROXY VOTING EXCEPTIONS
There are instances when voting is not practical or is not, in Baird or the portfolio manager’s view, in the best interest of clients. Some examples of these types of situations are described below:
Certain Foreign Companies. Voting proxies of companies located in some jurisdictions may involve several issues that can restrict or prevent the ability to vote such proxies or entail additional costs, including, but not limited to: (i) requirements to vote proxies in person; (ii) restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; (iii) proxy statements and ballots being written in a language other than English; (iv) untimely notice of shareholder meetings; (v) restrictions on a foreigner’s ability to exercise votes; and (vi) requirements to provide local agents with a power of attorney to facilitate voting instructions. Baird will use a best efforts basis to vote proxies in these situations after weighing the costs and benefits of voting such proxies.
Baird Equity Asset Management of
Robert W. Baird & Co. Incorporated

Securities Lending Program. The voting rights for shares that are out on loan are transferred to the borrower and therefore the lender is not entitled to vote the lent shares at the shareholder meeting. In general, Baird believes the revenue received from the lending program outweighs the ability to vote. Therefore, when a client has entered into a securities lending program, Baird generally will not seek to recall the securities on loan for the purpose of voting the securities; however, Baird reserves the right to recall the shares on loan on a best efforts basis if the portfolio manager becomes aware of a proxy proposal where the proxy vote is materially important to the client’s account.
VI. CONFLICTS OF INTEREST
There may be instances where Baird’s interests conflict, or appear to conflict, with advisory client interests. For example, Baird (or a Baird affiliate) may manage a pension plan, administer employee benefit plans, or provide brokerage, underwriting, insurance or banking services to a company whose management is soliciting proxies. Or, for example, Baird (or Baird’s senior executive officers) may have business or personal relationships with corporate directors or candidates for directorship. There may be a concern that we would vote in favor of management because of our relationship with the company.
We generally believe a material conflict exists if a portfolio manager (or team of portfolio managers) (i) manages or is pursuing management of accounts that are affiliated with the company soliciting proxies, (ii) is aware of investment banking or other relationships that the Advisor has or is pursuing with the company soliciting proxies (or its senior officers) that may give Baird an incentive to vote as recommended by the company, or (iii) has been asked or directed by persons associated with the Advisor or the company soliciting proxies to vote proxies in a certain manner in order to maintain or develop a relationship between the Advisor and the company. The Sub-Committee may also determine a material conflict of interest exists for other reasons.
Baird’s duty is to vote proxies in the best interests of advisory clients. As noted above under the Proxy Voting Guidelines section, Baird will typically vote shares in accordance with the recommendations made by the independent proxy voting service, which generally mitigates conflicts. However, in situations where there is a conflict of interest and the independent proxy voting service does not provide a recommendation or there is a proxy challenge, the Sub-Committee will determine the nature and materiality of the conflict.
•If the conflict is determined to not be material, the Sub-Committee will vote the proxy in a manner the Sub-Committee believes is in the best interests of the client and without consideration of any benefit to the Advisor or its affiliates.
•If the conflict is determined to be material, the Sub-Committee will take one of the following steps to resolve the conflict:
1.Vote the securities in accordance with the recommendations of an independent third party, such as ISS;
2.Refer the proxy to the advisory client or to a fiduciary of the advisory client for voting purposes;
3.Suggest that the advisory client engage another party to determine how the proxy should be voted;
4.If the matter is not addressed by the independent proxy voting service, vote in accordance with management’s recommendation; or
Baird Equity Asset Management of
Robert W. Baird & Co. Incorporated

5.Abstain from voting.
VII. PROCEDURES
Baird uses ISS’s electronic voting management system (“proxy voting system”) to assist with executing proxy votes on behalf of clients. Baird Equity Asset Management’s voting instructions for clients are typically pre-populated in the proxy voting system with the ISS voting recommendation shortly after such recommendation is made available by ISS. The vote instruction may be changed in the proxy voting system until the voting cut-off time (e.g., due to a portfolio manager challenge approved by the Committee).
The portfolio managers (or portfolio manager team) are responsible for:
•casting the vote in a manner he/she believes is in the best interest of clients;
•being familiar with the proxy voting guidelines of the independent proxy voting services; and
•completing the Proxy Voting Challenge Form and submitting on a timely basis to the Proxy Voting Sub-Committee when he/she believes the independent proxy voting service recommendation is not in the best interest of the client.
Baird Equity AM Operations is responsible for:
•ensuring a copy of the proxy voting guidelines (and/or changes made to such guidelines) established by the independent proxy voting service are distributed, at least annually, to the portfolio managers (or portfolio management teams);
•distributing periodic reports to the portfolio managers (or portfolio management teams) on upcoming shareholder meetings to assist the portfolio managers in identifying proposals that may not necessarily correspond with the opinions of the portfolio managers (e.g., recommendations against management);
•coordinating with the portfolio manager (or portfolio manager team) the voting recommendation for those matters for which the independent proxy voting service does not provide a specific voting recommendation;
•coordinating, with the assistance of the Compliance Department as needed, any Proxy Voting Sub-Committee meetings;
•ensuring a conflicts check is performed in situations where there is a proxy challenge or the independent proxy voting service does not provide a recommendation or there is a proxy challenge;
•ensuring the results of any Sub-Committee meetings are communicated to the portfolio manager (or portfolio manager teams) and, if the proxy challenge is approved by the Sub- Committee, notifying Baird’s Proxy Support team to cast the votes in accordance with the Sub-Committee’s instructions;
•confirming, when possible prior to the voting cut-off date, that Baird’s Proxy Support team properly recorded into the voting instructions into the proxy voting system (currently, ISS) for any approved proxy challenge or for any matters where the independent proxy voting service did not provide a recommendation; and
•notifying the Proxy Support area of Baird’s Operations group when advisory client request for information on how Baird voted proxies on the advisory client’s behalf.
Baird Equity Asset Management of
Robert W. Baird & Co. Incorporated

The Proxy Support area of Baird’s Operations group is responsible for:
•sending to the Baird Equity AM Operations any proposals in which the third party proxy voting services has not provided a recommendation, and
•recording or updating, based on the instructions received, the voting instructions in the proxy voting system for (i) any approved proxy voting challenges and (ii) any matters where the proxy voting service did not provide instructions.
VIII.DISCLOSURE TO CLIENTS
Baird will disclose to clients how they can obtain information from us on how client portfolio securities were voted. At the same time, we will provide a summary of these proxy voting policies and procedures to clients and, upon request, will provide them with a copy of the same. These disclosures will be made in Baird’s Form ADV Part 2A (Brochure).
IX.RECORDKEEPING
The applicable department or department unit will maintain the following records with respect to proxy voting:
•a copy of the proxy voting policies and procedures is maintained by the Compliance Department;
•a copy of all proxy statements received is maintained through the proxy voting system (currently, ISS), the SEC’s EDGAR system or by the Proxy Support team;
•a record of each vote cast on behalf of an advisory client is maintained through the proxy voting system (currently, ISS) or by the Proxy Support team;
•a copy of any document prepared by Baird that was material to making a voting decision or that memorializes the basis for that decision is maintained as part of the records of the Proxy Voting Sub-Committee;
•a copy of each written advisory client request for information on how Baird voted proxies on the advisory client’s behalf is maintained by Baird Equity AM Operations; and
•a copy of any written response to any advisory client request (written or oral) for information on how proxies were voted on behalf of the requesting advisory client is maintained by Baird Equity AM Operations.
These books and records shall be made and maintained in accordance with the requirements and time periods provided in Rule 204-2 of the Advisers Act.
Baird Equity Asset Management of
Robert W. Baird & Co. Incorporated

SPECTRUM ASSET MANAGEMENT, INC.
Policy on Proxy Voting
For Investment Advisory Clients
2023
GENERAL POLICY
Spectrum, an investment adviser registered with the Securities and Exchange Commission, acts as investment advisor for various types of client accounts (e.g. employee benefit plans, governmental plans, mutual funds, insurance company separate accounts, corporate pension plans, endowments and foundations). While Spectrum receives few proxies for the preferred shares it manages, Spectrum nonetheless will, when delegated the authority by a client, vote these shares per the following policy voting standards and processes:
STANDARDS:
Spectrum’s standards aim to ensure the following in keeping with the best interests of its clients:
•That Spectrum act solely in the interest of its clients in providing for ultimate long-term stockholder value.
•That Spectrum act without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.
•That the custodian bank is aware of our fiduciary duty to vote proxies on behalf of others – Spectrum relies on the best efforts of the custodian bank to deliver all proxies we are entitled to vote.
•That Spectrum will exercise its right to vote all proxies on behalf of its clients (or permit clients to vote their interest, as the case(s) may be).
•That Spectrum will implement a reasonable and sound basis to vote proxies.
PROCESSES:
A.Following ISS’ Recommendations
Spectrum has selected Institutional Shareholder Services (ISS) to assist it with its proxy voting responsibilities.  Spectrum follows ISS Standard Proxy Voting guidelines (the “Guidelines”).  The Guidelines embody the positions and factors Spectrum generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast.
In connection with each proxy vote, ISS prepares a written analysis and recommendation (an "ISS Recommendation") that reflects ISS's application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS's own evaluation of the factors. Spectrum may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Manager to set forth the reasons for their decision; (ii) the approval of the Chief Investment Officer; (iii) notification to the Compliance Department and other appropriate Principal Global Investors personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process.
Spectrum generally votes proxies in accordance with ISS’ recommendations.  When Spectrum follows ISS’ recommendations, it need not follow the conflict of interest procedures in Section B, below.

From time to time ISS may have a business relationship or affiliation with one or more issuers held in Spectrum client accounts, while also providing voting recommendations on these issuers’ securities.  Because this practice may present a conflict of interest for ISS, Spectrum’s Chief Compliance Officer will require from ISS at least annually additional information, or a certification that ISS has adopted policies and procedures to detect and mitigate such conflicts of interest in issuing voting recommendations.  Spectrum may obtain voting recommendations from two proxy voting services as an additional check on the independence of the ISS’ voting recommendations.
B.Disregarding ISS’ Recommendations
Should Spectrum determine not to follow ISS’ recommendation for a particular proxy, Spectrum will use the following procedures for identifying and resolving a material conflict of interest and will use the Proxy Voting Guidelines (below) in determining how to vote. The Report for Proxy Vote(s) against ISS Recommendation(s), Exhibit A hereto, shall be completed in each such instance.
Spectrum will classify proxy vote issues into three broad categories:  Routine Administrative Items, Special Interest Issues, and Issues Having the Potential for Significant Economic Impact.  Once the Senior Portfolio Manager has analyzed and identified each issue as belonging in a particular category and disclosed the conflict of interests to affected clients and obtained their consents prior to voting, Spectrum will cast the client’s vote(s) in accordance with the philosophy and decision guidelines developed for that category.  New and unfamiliar issues are constantly appearing in the proxy voting process.  As new issues arise, we will make every effort to classify them among the three categories below.  If we believe it would be informative to do so, we may revise this document to reflect how we evaluate such issues.
Due to timing delays, logistical hurdles and high costs associated with procuring and voting international proxies, Spectrum has elected to approach international proxy voting on the basis of achieving “best efforts at a reasonable cost.”
As a fiduciary, Spectrum owes its clients an undivided duty of loyalty.  We strive to avoid even the appearance of a conflict that may compromise the trust our clients have placed in it.  This is true with respect to proxy voting and thus Spectrum has adopted the following procedures for addressing potential or actual conflicts of interest.
Identifying a Conflict of Interest. There may be a material conflict of interest when Spectrum votes a proxy solicited by an issuer whose retirement plan or fund we manage or with whom Spectrum, an affiliate, or an officer or director of Spectrum or of an affiliate has any other material business or personal relationship that may affect how we vote the issuer’s proxy.  To avoid any perceived material conflict of interest, the following procedures have been established for use when Spectrum encounters a potential material conflict to ensure that voting decisions are based on a clients’ best interest and are not the product of a material conflict.
Monitoring for Conflicts of Interest.  All employees of Spectrum are responsible for monitoring for conflicts of interest and referring any that may be material to the CCO for resolution.  At least annually, the CCO will take reasonable steps to evaluate the nature of Spectrum’s material business relationships (and those of its affiliates) with any company whose preferred securities are held in client accounts (a “portfolio company”) to assess which, if any, could give rise to a conflict of interest.  CCO’s review will focus on the following three categories:
•Business Relationships – The CCO will consider whether Spectrum (or an affiliate) has a substantial business relationship with a portfolio company or a proponent of a proxy proposal relating to the portfolio company (e.g., an employee group), such that failure to vote in favor of management (or the proponent) could harm the adviser’s relationship with the company (or proponent).  For example, if Spectrum manages money for the portfolio company or an employee group, manages pension assets, leases office space from the company, or provides other material services to the portfolio company, the CCO will review whether such relationships may give rise to a conflict of interest.
•Personal Relationships – The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates) have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships that might give rise to a conflict of interest.
•Familial Relationships – The CCO will consider whether any senior executives or portfolio managers (or similar persons at Spectrum’s affiliates) have a familial relationship relating to a portfolio company (e.g., a spouse or other relative who serves as a director of a portfolio company, is a candidate for such a position, or is employed by a portfolio company in a senior position).
Spectrum Asset Management, Inc.

In monitoring for conflicts of interest, the CCO will consider all information reasonably available to it about any material business, personal, or familial relationship involving Spectrum (and its affiliates) and a portfolio company, including the following:
•A list of clients that are also public companies, which is prepared and updated by the Operations Department and retained in the Compliance Department.
•Publicly available information.
•Information generally known within Spectrum.
•Information actually known by senior executives or portfolio managers. When considering a proxy proposal, investment professionals involved in the decision-making process must disclose any potential material conflict that they are aware of to the CCO prior to any substantive discussion of a proxy matter.
•Information obtained periodically from those persons whom the CCO reasonably believes could be affected by a conflict arising from a personal or familial relationship (e.g., portfolio managers, senior management).
The CCO may, at his discretion, assign day-to-day responsibility for monitoring for conflicts to a designated person.  With respect to monitoring of affiliates, the CCO in conjunction with PGI’s CCO may rely on information barriers between Spectrum and its affiliates in determining the scope of its monitoring of conflicts involving affiliates.
Determining Whether a Conflict of Interest is “Material” – On a regular basis, CCO will monitor conflicts of interest to determine whether any may be “material” and therefore should be referred to PGI for resolution.  The SEC has not provided any specific guidance as to what types of conflicts may be “material” for purposes of proxy voting, so therefore it would be appropriate to look to the traditional materiality analysis under the federal securities laws, i.e., that a “material” matter is one that is reasonably likely to be viewed as important by the average shareholder.
Whether a conflict may be material in any case will, of course, depend on the facts and circumstances. However, in considering the materiality of a conflict, Spectrum will use the following two-step approach:
1.Financial Materiality – The most likely indicator of materiality in most cases will be the dollar amount involved with the relationship in question.  For purposes of proxy voting, it will be presumed that a conflict is not material unless it involves at least 5% of Spectrum’s annual revenues or a minimum dollar amount of $1,000,000.  Different percentages or dollar amounts may be used depending on the nature and degree of the conflict (e.g., a higher number if the conflict arises through an affiliate rather than directly with Spectrum).
2.Non-Financial Materiality – A non-financial conflict of interest might be material (e.g., conflicts involving personal or familial relationships) and should be evaluated based on the facts and circumstances of each case.
If the CCO has any question as to whether a particular conflict is material, it should presume the conflict to be material and refer it to the PGI’s CCO for resolution.  As in the case of monitoring conflicts, the CCO may appoint a designated person or subgroup of Spectrum’s investment team to determine whether potential conflicts of interest may be material.
Resolving a Material Conflict of Interest – When an employee of Spectrum refers a potential material conflict of interest to the CCO, the CCO will determine whether a material conflict of interest exists based on the facts and circumstances of each particular situation.  If the CCO determines that no material conflict of interest exists, no further action is necessary and the CCO will notify management accordingly.  If the CCO determines that a material conflict exists, CCO must disclose the conflict to affected clients and obtain consent from each as to the manner in which Spectrum proposes to vote.
Clients may obtain information about how we voted proxies on their behalf by contacting Spectrum’s Compliance Department.

Spectrum Asset Management, Inc.

PROXY VOTING GUIDELINES
CATEGORY I:  Routine Administrative Items
Philosophy:  Spectrum is willing to defer to management on matters of a routine administrative nature. We feel management is best suited to make those decisions which are essential to the ongoing operation of the company and which do not have a major economic impact on the corporation and its shareholders. Examples of issues on which we will normally defer to management’s recommendation include:
1.selection of auditors
2.increasing the authorized number of common shares
3.election of unopposed directors
CATEGORY II:  Special Interest Issues
Philosophy:  While there are many social, political, environmental and other special interest issues that are worthy of public attention, we do not believe the corporate proxy process is the appropriate arena in which to achieve gains in these areas.  Our primary responsibility in voting proxies is to provide for the greatest long-term value for Spectrum’s clients.  We are opposed to proposals which involve an economic cost to the corporation, or which restrict the freedom of management to operate in the best interest of the corporation and its shareholders.  However, in general we will abstain from voting on shareholder social, political and environmental proposals because their long-term impact on share value cannot be calculated with any reasonable degree of confidence.
CATEGORY III:  Issues Having the Potential for Significant Economic Impact
Philosophy:  Spectrum is not willing to defer to management on proposals which have the potential for major economic impact on the corporation and the value of its shares.  We believe such issues should be carefully analyzed and decided by the owners of the corporation.  Presented below are examples of issues which we believe have the potential for significant economic impact on shareholder value.
1.Classification of Board of Directors.   Rather than electing all directors annually, these provisions stagger a board, generally into three annual classes, and call for only one-third to be elected each year.  Staggered boards may help to ensure leadership continuity, but they also serve as defensive mechanisms.  Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors.  In general, we vote on a case by case basis on proposals for staggered boards, but generally favor annual elections of all directors.
2.Cumulative Voting of Directors.  Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned - the one share, one vote standard.  The process of cumulative voting, on the other hand, permits shareholders to distribute the total number of votes they have in any manner they wish when electing directors.  Shareholders may possibly elect a minority representative to a corporate board by this process, ensuring representation for all sizes of shareholders.  Outside shareholder involvement can encourage management to maximize share value.  We generally support cumulative voting of directors.
3.Prevention of Greenmail.  These proposals seek to prevent the practice of “greenmail”, or targeted share repurchases by management of company stock from individuals or groups seeking control of the company.  Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.  By making greenmail payments, management transfers significant sums of corporate cash to one entity, most often for the primary purpose of saving their jobs.  Shareholders are left with an asset-depleted and often less competitive company.  We think that if a corporation offers to buy back its stock, the offer should be made to all shareholders, not just to a select group or individual.  We are opposed to greenmail and will support greenmail prevention proposals.
Spectrum Asset Management, Inc.

4.Supermajority Provisions.  These corporate charter amendments generally require that a very high percentage of share votes (70-81%) be cast affirmatively to approve a merger, unless the board of directors has approved it in advance.  These provisions have the potential to give management veto power over merging with another company, even though a majority of shareholders favor the merger.  In most cases we believe requiring supermajority approval of mergers places too much veto power in the hands of management and other minority shareholders, at the expense of the majority shareholders, and we oppose such provisions.
5.Defensive Strategies.  These proposals will be analyzed on a case by case basis to determine the effect on shareholder value.  Our decision will be based on whether the proposal enhances long-term economic value.
6.Business Combinations or Restructuring.  These proposals will be analyzed on a case by case basis to determine the effect on shareholder value.  Our decision will be based on whether the proposal enhances long-term economic value.
7.Executive and Director Compensation.  These proposals will be analyzed on a case by case basis to determine the effect on shareholder value.  Our decision will be based on whether the proposal enhances long-term economic value.

Spectrum Asset Management, Inc.

Exhibit A to Proxy Policy

Report for Proxy Vote(s) Against ISS Recommendation(s)

This form should be completed in instances in which Spectrum Portfolio Manager(s) decide to vote against ISS recommendations.

1. Security Name / Symbol:

2. Issue up for vote:

3. Summary of ISS recommendation (see attached full ISS recommendation:

4. Reasons for voting against ISS recommendation (supporting documentation may be attached):

5. Determination of potential conflicts (if any):

6. Contacted Compliance Department: Yes / No
Name of individual contacted:
Date:

7. Contacted other Spectrum portfolio managers who have position in same security: Yes / No
Name of individual contacted:
Date:

8. Portfolio Manager Signature:
Date:
Portfolio Manager Name:

Portfolio Manager Signature*:
Date:
Portfolio Manager Name:
*Note: All Portfolio Managers who manage portfolios that hold relevant security must sign.
Spectrum Asset Management, Inc.

T. ROWE PRICE ASSOCIATES, INC. AND CERTAIN OF ITS INVESTMENT ADVISER AFFILIATES

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc. and certain of its investment adviser affiliates1 (collectively, “T. Rowe Price”) have adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting their fiduciary duty with regard to the voting of client proxies. This document is reviewed at least annually and updated as necessary.

T. Rowe Price recognizes and adheres to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. The U.S.-registered investment companies which T. Rowe Price sponsors and serves as investment adviser (the “Price Funds”) as well as other investment advisory clients have delegated to T. Rowe Price certain proxy voting powers. As an investment adviser, T. Rowe Price has a fiduciary responsibility to such clients when exercising its voting authority with respect to securities held in their portfolios. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular advisory client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities.

One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and

1This document is not applicable to T. Rowe Price Investment Management, Inc. (“TRPIM”). TRPIM votes proxies independently from the other T. Rowe Price-related investment advisers and has adopted its own proxy voting policy.

TRPA 2023 Proxy Voting Policies and Procedures.doc Updated: February 2023

to encourage companies to adopt best practices in terms of their corporate governance and disclosure. In addition to our proxy voting guidelines, we rely on a company’s public filings, its board recommendations, its track record, country-specific best practices codes, our research providers and – most importantly – our investment professionals’ views in making voting decisions. T. Rowe Price investment personnel do not coordinate with investment personnel of its affiliated investment adviser, TRPIM, with respect to proxy voting decisions.

T. Rowe Price seeks to vote all of its clients’ proxies. In certain circumstances, T. Rowe Price may determine that refraining from voting a proxy is in a client’s best interest, such as when the cost of voting outweighs the expected benefit to the client. For example, the practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

ADMINISTRATION OF POLICIES AND PROCEDURES

Environmental, Social and Governance Investing Committee. T. Rowe Price’s Environmental, Social and Governance Investing Committee (“TRPA ESG Investing Committee” or the “Committee) is responsible for establishing positions with respect to corporate governance and other proxy issues. Certain delegated members of the Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or advisory client. Rather, voting authority and responsibility is held by the Chairperson of the Price Fund’s Investment Advisory Committee or the advisory client’s portfolio manager. The Committee is also responsible for the oversight of third-party proxy services firms that T. Rowe Price engages to facilitate the proxy voting process.

Global Proxy Operations Team. The Global Proxy Operations team is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Governance Team. Our Governance team is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.

Responsible Investment Team. Our Responsible Investment team oversees the integration of environmental and social factors into our investment processes across asset classes. In formulating vote recommendations for matters of an environmental or social nature, the Governance team frequently consults with the appropriate sector analyst from the Responsible Investment team.

TRPA 2023 Proxy Voting Policies and Procedures.doc Updated: February 2023

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include custom vote recommendations, research, vote execution, and reporting. Services provided by ISS do not include automated processing of votes on our behalf using the ISS Benchmark Policy recommendations. Instead, in order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the TRPA ESG Investing Committee, ISS maintains and implements custom voting policies for the Price Funds and other advisory client accounts.

Meeting Notification

T. Rowe Price utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles our clients’ holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily and transmitted to T. Rowe Price through ProxyExchange, an ISS application.

Vote Determination

Each day, ISS delivers into T. Rowe Price’s customized ProxyExchange environment a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.

Portfolio managers execute their responsibility to vote proxies in different ways. Some have decided to vote their proxies generally in line with the guidelines as set by the TRPA ESG Investing Committee. Others review the customized vote recommendations and approve them before the votes are cast. Portfolio managers have access to current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Global Proxy Operations team is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is contrary to our proxy voting guidelines.

T. Rowe Price Voting Guidelines

Specific proxy voting guidelines have been adopted by the TRPA ESG Investing Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of proxy voting guidelines is available on the T. Rowe Price website, www.troweprice.com/esgpolicy.

TRPA 2023 Proxy Voting Policies and Procedures.doc Updated: February 2023

Global Portfolio Companies

The TRPA ESG Investing Committee has developed custom international proxy voting guidelines based on our proxy advisor’s general global policies, regional codes of corporate governance, and our own views as investors in these markets. We apply a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of a single set of policies is not appropriate for all markets.

Fixed Income and Passively Managed Strategies

Proxy voting for our fixed income and indexed portfolios is administered by the Global Proxy Operations team using T. Rowe Price’s guidelines as set by the TRPA ESG Investing Committee. Indexed strategies generally vote in line with the T. Rowe Price guidelines. Fixed income strategies generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security such as consents, restructurings, or reorganization proposals.

Shareblocking

Shareblocking is the practice in certain countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. T. Rowe Price’s policy is generally to refrain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Securities on Loan

The Price Funds and our institutional clients may participate in securities lending programs to generate income for their portfolios. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the applicable deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless we determine there is a material voting event that could affect the value of the loaned securities. In this event, we have the discretion to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting. A monthly monitoring process is in place to review securities on loan and how they may affect proxy voting.

TRPA 2023 Proxy Voting Policies and Procedures.doc Updated: February 2023

Monitoring and Resolving Conflicts of Interest

The TRPA ESG Investing Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders and other investment advisory clients. While membership on the Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are predetermined by the Committee, application of the guidelines by portfolio managers to vote client proxies should in most instances adequately address any potential conflicts of interest. However, consistent with the terms of the Policies and Procedures, which allow portfolio managers to vote proxies opposite our general voting guidelines, the Committee regularly reviews all such proxy votes that are inconsistent with the proxy voting guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy. Issues raising potential conflicts of interest are referred to designated members of the Committee for immediate resolution prior to the time T. Rowe Price casts its vote.

With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations - Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price voting guidelines and votes inconsistent with the guidelines will not be permitted. In the event that there is no previously established guideline for a specific voting issue appearing on the T. Rowe Price Group proxy, the Price Funds will abstain on that voting item. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. In cases where the underlying fund of an investing Price Fund, including a fund-of-funds, holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the upper-tier fund in the same proportion as the votes cast by the shareholders of the underlying funds (other than the T. Rowe Price Reserve Investment Fund).

Limitations on Voting Proxies of Banks

T. Rowe Price has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, T. Rowe Price to acquire in the aggregate on behalf of its clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (each a “Bank”), not to exceed a 15%

TRPA 2023 Proxy Voting Policies and Procedures.doc Updated: February 2023

aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (“Excess Shares”). The FRB Relief requires that T. Rowe Price use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies.2

REPORTING, RECORD RETENTION AND OVERSIGHT

The TRPA ESG Investing Committee, and certain personnel under the direction of the Committee, perform the following oversight and assurance functions, among others, over T. Rowe Price’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with T. Rowe Price’s proxy voting guidelines; (2) reviews, no less frequently than annually, the adequacy of the Policies and Procedures to make sure that they have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients; (3) performs due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversees any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.

T. Rowe Price will furnish Vote Summary Reports, upon request, to its institutional clients that have delegated proxy voting authority. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to such clients upon request.

T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the
T. Rowe Price proxy voting guidelines, Committee meeting materials, and other internal research relating to voting decisions are maintained in accordance with applicable requirements.

2The FRB Relief and the process for voting of Excess Shares described herein apply to the aggregate beneficial ownership of T. Rowe Price and TRPIM.

TRPA 2023 Proxy Voting Policies and Procedures.doc Updated: February 2023

Vaughan Nelson Investment Management, LP

PROXY VOTING POLICIES AND PROCEDURES

September 12, 2022
1

Proxy Voting Policies and Procedures

Introduction

Rule 206(4)-6 under the Investment Advisers Act of 1940 addresses an investment adviser’s duty with regard to the voting of proxies for clients. Under the rule an adviser must:

a)Adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the client’s best interest and to address procedures to be undertaken in the event a material conflict arises between the firm’s interest and that of our clients as to how a particular security or proxy issue is voted;
b)Disclose to clients how they may obtain information regarding how the firm voted with respect to the client’s securities; and
c)Describe the firm’s policies and procedures to clients and, upon request, furnish a copy of the policies and procedures to the requesting client.

Vaughan Nelson Investment Management, LP (“Vaughan Nelson”) has created a Proxy Voting Policy, Procedures and Guideline which are reasonably designed to ensure proxies are voted in the best interest of our clients, are in compliance with Rule 206(4)-6 and address the areas noted by the U.S. Securities and Exchange Commission (“SEC”) in Staff Legal Bulletin 20 as well as guidance issued from time to time by the SEC. Our authority to vote proxies for our clients is established through either the advisory contract (if the contract is silent, implied by the overall delegation of discretionary authority), or our fiduciary responsibility to ERISA clients under Department of Labor regulations.

A.Proxy Voting Policy

Vaughan Nelson Investment Management, LP (“Vaughan Nelson”) will vote proxies of the securities held in its clients’ portfolios on behalf of each client that has delegated proxy voting authority to Vaughan Nelson as investment adviser. Vaughan Nelson has adopted and implemented Proxy Voting Policies and Procedures (“Policy and Procedures”) to ensure that, where it has voting authority, proxy matters are handled in the best interests of clients, in accordance with Vaughan Nelson’s fiduciary duty, and all applicable law and regulations. The Policy and Procedures, as implemented by the Vaughan Nelson Proxy Voting Committee (PVC), are intended to support good corporate governance, including those corporate practices that address environmental and social issues (“ESG Matters”), in all cases with the objective of protecting shareholder interests and maximizing shareholder value.

2

Proxy Voting Policies and Procedures
Vaughan Nelson has also created a Proxy Voting Guideline (the “Guideline”) reasonably believed to be in the best interest of clients relating to common and recurring issues found within proxy voting material. In drafting this guideline, the firm considered the nature of the firm’s business and the types of securities being managed. The firm created the Guideline to help ensure voting consistency on issues common amongst issuers and to help serve as evidence that a vote was not the product of a conflict of interest but rather a vote in accordance with a pre- determined policy.

Vaughan Nelson uses the services of third parties to provide research, analysis, voting recommendations, and to administer the process of voting proxies for those clients for which Vaughan Nelson has voting authority (collectively the “Proxy Voting Services”). Vaughan Nelson will generally follow its express policy with input from the Proxy Voting Service that provides research, analysis and voting recommendations to Vaughan Nelson unless the Proxy Voting Committee determines that the client’s best interests are served by voting otherwise.

B.General Guidelines

The following general guidelines will apply when voting proxies on behalf of accounts for which Vaughan Nelson has voting authority.

1.Client’s Best Interests. The Policy and Procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interests of clients. When considering the best interests of clients, Vaughan Nelson has determined that this means the best investment interest of its clients as shareholders of the issuer. In evaluating our clients’ best interests, Vaughan Nelson has integrated the consideration of ESG Matters into its investment process. The Procedures are intended to reflect the incorporation and impact of these factors in cases where they are material to the growth and sustainability of an issuer. Vaughan Nelson has established its Policy and Procedures to assist it in making its proxy voting decisions with a view toward enhancing the value of its clients’ interests in an issuer over the period during which it expects its clients to hold their investments. Vaughan Nelson will vote against proposals that it believes could negatively impact the current or future market value of the issuer’s securities during the expected holding period.

3

Proxy Voting Policies and Procedures
2.Client Proxy Voting Authority. Rather than delegating proxy voting authority to Vaughan Nelson, a client may retain the authority to vote proxies for securities in its account (or delegate voting authority to another party). Vaughan Nelson will honor this instruction as included within the investment management agreement or separately authorized document.

3.Stated Proxy Guideline. In the interest of consistency in voting proxies on behalf of its clients, Vaughan Nelson has adopted a Proxy Guideline that identifies issues where Vaughan Nelson will (a) generally vote in favor of a proposal; (b) generally vote against a proposal; or (c) specifically consider its vote for or against a proposal. However, each vote may be cast differently than the stated guideline, taking into consideration all relevant facts and circumstances at the time of the vote. In cases where the recommendation of the issuer’s management and the Proxy Voting Service are the same, the vote will generally be cast as recommended and will not be reviewed on a case-by-case basis by the Proxy Committee.

4.Abstentions, Limitations and Other Exceptions. Vaughan Nelson’s general policy is to vote rather than abstain from voting on issues presented. However, in the following circumstances Vaughan Nelson may not vote a client’s proxy:

•Mutual Funds – where voting may be controlled by restrictions within the fund or the actions of authorized persons
•International Securities – where the perceived benefit of voting an international proxy does not outweigh the anticipated costs of doing so
•New Accounts – instances where security holdings assumed will be sold in the near term thereby limiting any benefit to be obtained by a vote of proxy material
•Unsupervised Securities – where the firm does not have a basis on which to offer advice
•Unjustifiable Costs – for example, the firm may abstain from voting a client proxy in a specific instance if, in our good faith determination, the costs involved in voting such proxy cannot be justified (e.g. total client holdings less than 10,000 shares and not held by a mutual fund; costs associated with obtaining translations of relevant proxy materials for non-U.S. securities) in light of the benefits to the client of voting. In accordance with the firm’s fiduciary duties, the firm shall, in appropriate cases, weigh the costs and benefits of voting proxy proposals and shall make an informed decision with respect to whether voting a given proxy proposal is prudent. The decision will take into account the effect the vote is expected to have on the value of a client’s investment and whether this expected effect would outweigh the cost of voting.
4

Proxy Voting Policies and Procedures
•Administrative requirements for voting proxies in certain foreign jurisdictions such as providing a power of attorney to the client’s local sub-custodian, cannot be fulfilled due to timing of the requirement, or the costs required to fulfill the administrative requirements appear to outweigh the benefits to the client of voting the proxy.
•Securities Not Held on Meeting Date – securities held on ‘record date’ but divested prior to the ‘meeting date’
•The client, as of the record date, has loaned the securities to which the proxy relates and Vaughan Nelson has concluded that it is not in the best interest of the client to recall the loan or is unable to recall the loan in order to vote the securities.
•ERISA accounts – with respect to ERISA clients for whom we have accepted the responsibility for proxy voting, we vote proxies in accordance with our duty of loyalty and prudence, compliance with the plan documents, and the firm’s duty to avoid prohibited transactions.

5.Oversight. All issues presented for shareholder vote are subject to the oversight of the Proxy Voting Committee, either directly or by application of this Policy and Guideline. All non- routine issues will generally be considered directly by the Proxy Voting Committee and/or, when necessary, the investment professionals responsible for an account holding the security and will be voted in the best investment interests of the client. All routine “for” and “against” issues will be voted according to the Guideline unless special factors require that they be considered by the PVC and/or the investment professionals responsible for an account holding the security.

6.Availability of Procedures. Vaughan Nelson includes a description of its Proxy Voting Procedures in Part 2A of its Form ADV. Upon request, Vaughan Nelson also provides clients with a copy of its Proxy Voting Procedures.

7.Disclosure of Vote. Vaughan Nelson will, upon request by a client, provide information about how each proxy was voted with respect to the securities in that client’s account. Vaughan Nelson’s policy is not to disclose a client’s proxy voting records to third parties except as required by applicable law and regulations.

5

Proxy Voting Policies and Procedures
C.Proxy Voting Committee (PVC)

1.Proxy Voting Committee Composition. The Proxy Voting Committee will be composed of a Compliance team member, an Investment team member and other employees of Vaughan Nelson as needed. In the event that any member is unable to participate in a meeting of the Proxy Voting Committee, the member may designate another individual to act on the member’s behalf. Each portfolio manager of an account that holds voting securities of an issuer or the analyst covering the issuer or its securities may be an ad hoc member of the Proxy Voting Committee in connection with voting proxies of that issuer. Voting determinations made by the Proxy Voting Committee will be memorialized electronically.

2.Duties. The Proxy Voting Committee’s specific responsibilities include the following:

•Annually reviewing the Proxy Voting Policies and Procedures to ensure they continue to be reasonably designed to ensure proxy votes are cast in the clients’ best interest.
•Annually reviewing, updating and modifying the Guidelines
•overseeing the vote on proposals according to the predetermined Guideline,
•directing the vote on proposals where there is reason not to vote according to the predetermined Guideline or where proposals require special consideration,
•consulting with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate.

D.Proxy Voting Service (PVS)
Vaughan Nelson intends to use a PVS in a limited capacity to assist the firm with its proxy voting responsibilities and to obtain supplemental research information which will assist the firm in voting some proxy items (i.e. ESG related items, items not addressed in the firm’s proxy voting guideline). The PVS will be used primarily to collect proxy ballots for our clients, provide the firm a platform in which to indicate our vote, provide company research as a point of information to assist our firm with voting and assist our firm in generating proxy voting reports.

6

Proxy Voting Policies and Procedures
Given the different business lines of a PVS, there will be instances where the research received from the PVS might be influenced by a conflict of interest resulting from the PVS’s affiliations or other relationships/engagements the PVS has with an issuer. Vaughan Nelson will become informed of these conflicts by:

1)Periodically obtaining an updated list of the PVS’s affiliates and a list of its significant relationships with publicly traded issuers that are clients.

Vaughan Nelson will use these lists along with any available on-line tools made available by the PVS to determine if an upcoming proxy vote may present a conflict of interest for the PVS and take that information into consideration if we intend to use the PVS’s research to vote a proxy item that is not addressed in our firm’s recurring Proxy Voting Guideline.

2)Obtaining a copy of the PVS’s Code of Ethics and Policies and Procedures (or similar document) to ensure they address the topic of conflicts of interest with their employees and have processes in place to mitigate any issues.

3)Reviewing for indications of conflict for each proxy to be voted.

Vaughan Nelson will perform a third party service provider review of the PVS on an annual basis to determine whether the PVS: a) has been the subject of any inquiries, subpoenas, investigations or penalties by the SEC or any other regulator; b) has the capacity and competency (i.e. staffing, technology) to adequately analyze matters and provide its services; c) has appropriate disclosure regarding the source of information and methodologies used in formulating recommendations; d) has an effective process for seeking timely input from issuers and clients regarding its voting policies, methodologies, peer group construction, identifying and addressing conflicts of interest; e) has a process to correct material deficiencies in the issuer information or research it has provided

7

Proxy Voting Policies and Procedures
E.Conflicts of Interest

Vaughan Nelson has established policies and procedures to ensure that proxy votes are voted in its clients’ best interests and are not affected by any possible conflicts of interest. When determining the vote on any proposal, the Proxy Committee will not consider any benefit to Vaughan Nelson, any of its affiliates, any of its or their clients or service providers, other than benefits to the owner of the securities to be voted.

Vaughan Nelson envisions only rare situations where a conflict of interest would exist or potentially exist between our firm and our clients given the nature of our business, clients, relationship and the types of securities being managed. Notwithstanding, an actual or potential conflict may be resolved in either of the following manners:

•If the proposal that gives rise to an actual or potential conflict is specifically addressed in the Guideline, the firm may vote the proxy in accordance with the pre-determined Guideline (provided that the pre-determined Guideline involves little or no discretion on the firm’s part);

•Otherwise, the firm will follow the recommendations of the PVS as to how the proxy should be voted. However, if the conflict of interest is a result of the PVS’ affiliations or other lines of business, then the firm will take that information into consideration if the firm intends to use the PVS’s research to vote a proxy item that is not addressed in our firm’s recurring Proxy Voting Guideline.

Vaughan Nelson, as an indirect subsidiary of a Bank Holding Company (Natixis), is restricted from voting the shares it has invested in banking entities on behalf of its clients in instances where the aggregate ownership of all the Bank Holding Company’s investment management subsidiaries exceed 5% of the outstanding voting shares of a bank. Where the aggregate ownership described exceeds the 5% threshold, the firm will instruct the PVS, an independent third party, to vote the proxies in line with their recommendation.
8

Proxy Voting Policies and Procedures
F.Recordkeeping

Vaughan Nelson or the Proxy Voting Service will maintain records of proxies voted pursuant to Rule 204-2 under the Advisers Act. The records include: (1) a copy of its Proxy Voting Procedures; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by Vaughan Nelson that is material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and Vaughan Nelson’s written response to any (written or oral) client request for such records. Proxy voting books and records are maintained in an easily accessible place for a period of five years, the first two in an appropriate office of Vaughan Nelson.

G.Proxy Voting Procedures
The procedures to be performed by a Compliance Individual (CI), a Portfolio Administrator (PA) and, as needed, the Proxy Voting Committee (or representative thereof) in the execution of our proxy voting duty to clients will be as follows:

Client account Setup/Reconciliation

1.New clients will receive a copy of the “Description of Proxy Voting Policies and Procedures” as part of information provided in connection with the firm’s New Client Checklist. This document details the proposed scope of Vaughan Nelson’s proxy voting responsibilities and summarizes the processes used to vote proxies on behalf of a client if the client delegates the proxy voting responsibility to Vaughan Nelson.

2.At the time a contract is entered into a determination will be made as to whether the client will retain proxy voting responsibilities. A separate acknowledgement will be obtained where the client elects to retain proxy voting responsibilities, if so desired.

3.The PA will arrange for client proxy material to be forwarded to the PVS for voting.

4.Vaughan Nelson uploads an automated FTP position file each day (on a settlement date basis) detailing all the securities held on behalf of our clients. The PVS will reconcile the daily file uploaded against their records and inform us if there are any account discrepancies. VN will research the reason for any account discrepancies in a timely manner.

9

Proxy Voting Policies and Procedures
5.The PVS will match the proxy material they receive for the accounts listed in the daily FTP position file and follow up with any custodian that has not forwarded proxies within a reasonable time.

Securities Lending

In many cases Vaughan Nelson’s clients participate in securities lending programs whereby the legal right to vote a proxy is transferred to the borrower as a result of the lending process. From time to time, circumstances may arise where Vaughan Nelson desires to vote shares in an upcoming proxy (i.e. acquisition, contested election, etc.) if it is determined that it is in the client’s best interest. In these cases, Vaughan Nelson, if the record date has not passed, will request the client to ‘recall’ the security in question from loan until the proxy record date in order for the client (and thereby Vaughan Nelson) to be the holder of record in order to cast the proxy vote.

Voting Process

1.The CI will log into the PVS system daily to review the proxy meetings that need to be voted. The CI has developed a desk top procedure help track the upcoming proxy meetings to ensure that all proxies are voted in a timely manner and none are missed.

2.While the PVS system provides a monthly view of upcoming proxy meetings, sometimes the research materials are not immediately available. Through web access and the PVS system, the CI is able to determine for each security its record date, meeting date and whether the PVS has completed proxy research on the security.

3.Once the PVS research reports are available for a proxy meeting, the meeting is ready to be voted. At such time, the CI will review our internal positions/holdings report detailing the shares held of the security for our clients and compare it for reasonableness to the positions/holdings report provided by the PVS. Sometimes, share discrepancies exist because a client might have shares on loan or because clients have opted to retain the responsibility to vote their own proxies. Although Vaughan Nelson relies mainly on account reconciliations (instead of share reconciliations) to ensure proxies are being voted, the CI will research certain share discrepancies as detailed in the CI’s desk top procedures.

4.Download the PVS proxy research for each security and save it to a shared drive to be used by the CI if needed.

10

Proxy Voting Policies and Procedures
5.The CI will review any conflict of interest that is flagged by the PVS system and/or any conflict of interest our firm may have in voting the proxy to determine if a material conflict exists. Any material conflict of interest will be noted on the proxy voting form and taken into consideration for the proxy vote.

6.The CI will review the proxy issues against the firm’s Guideline and cast each vote on the voting form, if able, and sign off on having voted those issues.

a)If all issues are able to be voted using the firm’s Proxy Voting Guideline, the CI will make the vote online in the PVS system and save a vote confirmation to evidence how the vote was cast.

b)If issues exist for which a case-by-case review must be made the package is forwarded to the PVC. The PVC will review the information within the package and any other necessary information in order to formulate the vote to be cast. If necessary, the proxy item(s) will be forwarded to the appropriate Portfolio Manager for input. The rationale for any departures from the firm’s Guideline will be documented within the package. All votes will be indicated on the voting form and a member of the PVC or the Portfolio Manager will sign off as to having voted those issues. The package will then be returned to the CI for voting.

c)As described under “Conflicts of Interests”, where a material conflict exists the firm may vote the issue 1) in accordance with the Guideline if the application of such policy to the issue at hand involves little or no discretion on the part of the firm, or 2) as indicated by the independent third-party research firm (if the PVS has no conflict), or 3) If both VN and the PVS have a conflict of interest, then this will be documented and taken into consideration when determining how the vote will be cast in the client’s best interest. By voting conflicts in accordance with the indication of an independent third-party, the firm will be able to demonstrate that the vote was not a product of a conflict of interest. An indication that this was the approach taken to vote the issue will noted on the proxy vote documentation that is maintained by the CI.

7.Through the software interface with the PVS, the CI will indicate, review and submit our vote on individual securities. The CI is able to re-submit our vote up until the day before the meeting which can accommodate cases where new information may come to light.

8.The PVS will then process the vote with the issuer on behalf of the firm.
11
Victory Capital

Compliance Policy Executive Summary
Policy Name:	H-12 Proxy Voting Policy
Applicability:	Victory Capital Managemenet Inc. ("Victory Capital")
Category:	Investments- General
Compliance owner:	Chief Compliance Officer, Victory Capital
Business Owner:	Director Responsible Investment, Victory Capital
Effective Date:	June 1, 2022
Executive Summary:	Policy and procedures governing the voting of client securities
BACKGROUND AND RISKS
Voting rights associated with security ownership are closely related to the discretionary asset management services Victory Capital provides to its clients. Therefore, Victory Capital should be capable of accepting and exercising voting authority on behalf of clients with the same standard of care, skill, prudence, and diligence it is subject to when exercising its investment authority on behalf of clients. Further, in order to exercise voting authority on behalf of clients, Victory Capital must comply with Rule 206(4)-6 (the “proxy rule”) which requires Victory Capital to adopt and implement written policies and procedures designed to ensure it votes securities in the best interest of clients including managing material conflicts of interest between Victory Capital and its clients. The proxy rule also requires Victory Capital to disclose to clients a summary of its proxy voting policies and procedures, how they may obtain a copy of these procedures, and information about how Victory Capital voted their securities.

Inability to accept and exercise voting authority on behalf of clients or failure to comply with the proxy rule could result in violations of securities law, breach of fiduciary duty, client harm, or damage to Victory Capital’s reputation.

POLICY

Victory Capital will establish policies and procedures and retain resources necessary to ensure it is capable of exercising voting authority on behalf of clients according to the same standard of care with which it exercises investment authority. Because Victory Capital will exercise voting authority, it will comply with the proxy rule and must vote securities in the best interest of clients.

For purposes of this policy, voting in the best interest of clients means using complete and accurate information to vote with the objective of increasing the long-term economic value of client assets. Similar to investment decision making, voting decisions are qualitative in nature and Victory Capital will consider a variety of factors to arrive at vote decisions. Further a voting decision in the same security may be different between clients for the same reasons Victory Capital clients are invested in different securities. For example, client agreements, investment strategies, or specific investment franchise views on ballot proposals may cause the same security to be voted in a different manner across Victory Capital’s client base.

Victory Capital will vote all securities over which it has authority, provided the client has voting rights and there is sufficient time and information available to make informed decisions. Victory Capital will take reasonable steps to obtain appropriate and timely information. In situations where voting may impact the ability to trade a security (e.g., shareblocking), Victory Capital will not vote unless it determines that voting is in a client’s best interest.

1

Victory Capital

For a copy of the guidelines (as defined below) please visit Victory Capital’s website at https://investor.vcm.com/policies. To obtain information on specific proxies voted by Victory Capital, clients may contact their Victory Capital client manager or email an inquiry to client_service_team@vcm.com.

Victory Capital will create, maintain, and retain appropriate records related to voting client securities.

LIST OF REQUIRED CONTROLS

•Proxy Voting Committee (the “committee”)

•Client Investment Management Agreements (“IMAs”)

•Third-party proxy firm (“proxy firm”)

•M-19 Vendor Due Diligence and Oversight (“vendor oversight policy”)

•Proxy voting guidelines

•Annual committee guideline review

•Form ADV, Part 2A

•M-13 Record Retention and Destruction, Appendix A (“recordkeeping requirements”)

CONTROL IMPLEMENTATION PROCEDURES

•The committee will consist of members with experience related to the functional areas applicable to voting client securities including responsible investing, investment management, operations, and compliance. The committee is responsible for exercising Victory Capital’s fiduciary responsibilities related to voting client securities including voting in the best interests of clients and identifying and managing conflicts of interest. The committee will be active, keep a charter, and maintain records that demonstrate adequate execution of its responsibilities.

•When a client enters into an advisory relationship with Victory Capital, proxy voting roles and responsibilities between the client and Victory Capital will be fully disclosed. Responsibilities delegated to Victory Capital will be communicated to the committee and the committee will be responsible for implementing voting requirements in accordance with each IMA.

•In order to support its fiduciary duty related to voting client securities, Victory Capital will retain, and the committee will oversee a third-party proxy advisory firm (“proxy firm”) to provide both administrative and advisory services related to voting client securities. Selection and ongoing oversight of the proxy firm will be conducted in accordance with the vendor oversight policy. The Sponsor, as defined in the vendor oversight policy, must be a member of the committee. Currently, Victory Capital retains Institutional Shareholder Services Inc. as its proxy firm.
2

Victory Capital

•The committee will adopt written proxy voting guidelines authored by the proxy firm (“guidelines”). These guidelines can be used as standing instructions on how the proxy firm must vote ballots provided that the committee must:

◦Have the ability to customize the guidelines.
◦Retain the ability to override the guidelines on individual ballot proposals at the client level.
◦Review the guidelines at least annually, implement customizations based on this review, and submit a written memo to the compliance committee documenting the results of the annual review that includes the name of the proxy firm, links to the specific guidelines adopted, and a description of customizations made.
◦Make the memo available to clients upon request.

•The purpose of the guidelines is 1) to benefit from the specialized expertise related to voting securities provided by the proxy firm and to provide an independent source to resolve conflicts of interest identified between Victory Capital and its clients. For the first purpose, the committee will take into account the guidelines but will have ultimate responsibility for voting decisions. The committee will, in its discretion, rely on additional sources such as portfolio manager input to ensure the voting decisions it makes are in the best interest of specific clients. If the guidelines are silent on any pending ballot proposal, the committee will exercise its voting responsibility with due care and document the rationale for the vote decision. For the second purpose, if the committee identifies a conflict of interest between Victory Capital and clients, the committee must vote in accordance with the guidelines unless the rationale for deviating from guidelines has unanimous consent from the committee and is put in writing, including an analysis of how the conflict of interest is eliminated, mitigated, or disclosed.

•The proxy firm will provide technology-based platform that provides operational controls over voting securities that include, at minimum, ballot reconciliation, casting complete ballots in a timely manner and in accordance with adopted written guidelines, ability to adjust or override a vote based on committee input, and reporting. The committee is responsible for ensuring these controls are operating as intended though must, at minimum, develop reporting designed to ensure all eligible client accounts are properly set up and configured on the proxy firm’s platform and that the proxy firm is voting securities in accordance with the guidelines and this policy. Such reports should be reviewed by the committee at regular intervals and any exceptions should be referred to the LCR department.

•The disclosures required under the proxy rule will be contained in Victory Capital’s Form ADV, Part 2A and will be delivered to clients at the time and frequency required by regulation.

•The committee will be familiar with the recordkeeping requirements related to voting client securities and will maintain records and ensure the proxy firm maintains records for the required periods.
3

INVESTMENT ADVISER
PROXY VOTING
POLICIES & PROCEDURES

WESTWOOD HOLDINGS GROUP, INC.

Updated March 31, 2023

PROXY VOTING
    27.1.     Policy.
Westwood, as a matter of policy and as a fiduciary to our clients, has a responsibility for voting proxies for portfolio securities in a manner that is consistent with the best economic interests of the clients. Our Firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest. In addition, our policy and practice is to make information available to clients about the voting of proxies for their portfolio securities and to maintain relevant and required records.
    27.2.     Firm Specific Policy.
Westwood has engaged Broadridge for assistance with the proxy voting process for our clients. Broadridge is a leading provider of full-service proxy voting services to the global financial industry. Westwood has also engaged Glass Lewis for assistance with proxy research and analysis. Glass Lewis provides complete analysis and voting recommendations on all proposals and is designed to assist investors in mitigating risk and improving long-term value. In most cases, Westwood agrees with Glass Lewis’s recommendations; however, ballots are reviewed bi-monthly by our analysts and we may choose to vote differently than Glass Lewis if we believe it to be in the client’s best interest. In addition, Westwood will implement “echo voting” (voting pro rata with all other shareholders) for investment company clients relying on Investment Company Act §12(d)(1)(F) and Rule 12d1-3 in order to allow certain purchases of other investment companies in excess of limits that would otherwise apply.
    27.3.     Responsibility.
Westwood’s Operations Team has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.
    27.4.     Background.
Proxy voting is an important right of shareholders, and reasonable care and diligence must be taken to ensure that such rights are properly and timely exercised.
Investment advisers who are registered with the SEC, and who exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients, (b) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities, (c) describe a summary of its proxy voting policies and procedures and, upon request, to furnish a copy to its clients, and (d) to maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.
2

    27.5.     Procedure.
Westwood has adopted the following procedures to implement the Firm’s proxy voting policy, in addition to adopting the Glass Lewis Proxy Voting Guidelines (general guidelines attached as Exhibit H, guidelines specific to Taft Hartley are attached as Exhibit J). Westwood conducts reviews to monitor and ensure the Firm’s policy is observed, implemented properly and amended or updated, as appropriate:
    27.5.1.     Proxy Voting Records.
With respect to proxy record keeping, the Operations Team maintains complete files for all clients. These files include a listing of all proxy materials sent on behalf of our clients along with individual copies of each response. Client access to these files can be arranged upon request. A voting summary will be furnished upon request.
    27.5.2.     Voting Procedures.
a.All employees forward proxy materials received on behalf of clients to Broadridge. Westwood has engaged Broadridge for assistance with the proxy voting process for our clients and Glass Lewis provides voting recommendations;
b.Broadridge has access to holders’ records and determines which client accounts hold the security to which the proxy relates;
c.Absent material conflicts, Broadridge, with the vote recommendations from Glass Lewis, determines how Westwood should vote the proxy in accordance with applicable voting guidelines;
d.Westwood’s analysts review the Glass Lewis proxy voting recommendations on a bi-monthly basis. The analysts may choose to vote differently than Glass Lewis if they believe it is in the best interest of the client or where a different vote is warranted in light of the respective investment strategy;
e.If Westwood chooses to vote differently than Glass Lewis, then Westwood overwrites the Glass Lewis recommendation on the ProxyEdge platform. If Westwood agrees with the Glass Lewis recommendations, no action is necessary; and,
f.Broadridge completes the proxy in a timely and appropriate manner.
g.For certain investment companies managed by Westwood and approved by the CCO (each a “Westwood 12d1F Fund”), Westwood will implement echo voting for shares of other investment companies (each an “Acquired Fund”) held by a Westwood 12d1F Fund. The Data Management Team will override any Glass Lewis proxy voting recommendations with respect to shares of an Acquired Funds held by a Westwood 12d1F Fund, and will instead, vote all such Acquired Fund shares pro rata with all other shareholders of each respective Acquired Fund. The Data Management Team will record any votes made with echo voting as overrides to the Glass Lewis recommendations.
3

    27.5.3.     Disclosure.
a.Westwood provides required disclosures in Form ADV Part 2A, which summarizes these proxy voting policies and procedures and includes information whereby clients may request information regarding how Westwood voted the client’s proxies;
b.Westwood’s disclosure summary includes a description of how clients may obtain a copy of the Firm's proxy voting policies and procedures. Westwood’s proxy voting practice is disclosed in the Firm's advisory agreements.
    27.5.4.     Client Requests for Information.
a.All client requests for information regarding proxy votes, or regarding policies and procedures that are received by any supervised person should be forwarded to the Operations Team; and
b.In response to any request, the Data Management Team prepares a written response with the information requested, and as applicable, includes the name of the issuer, the proposal voted upon, and how Westwood voted the client’s proxy with respect to each proposal about which the client inquired.
    27.5.5.     Voting Guidelines.
a.Westwood has engaged Broadridge and Glass Lewis for assistance with the proxy voting process for our clients. The Glass Lewis Proxy Voting Guidelines are attached as Exhibit H (general) and Exhibit J (Taft Hartley); and
b.Westwood     analysts     review     the     Glass     Lewis     proxy     voting recommendations using the following guidelines:
i.In the absence of specific voting guidelines from the client, Westwood votes proxies in the best interests of each client;
ii.Westwood’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions or other mandates from a client;
iii.Clients are permitted to place reasonable restrictions and mandates on Westwood’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities;
iv.Westwood generally votes in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by an auditor’s non-audit services;
v.Westwood generally votes against proposals that cause board members to become entrenched or cause unequal voting rights; and
vi.In reviewing proposals, Westwood further considers the opinion of management, the effect on management, and the effect on shareholder value and the issuer's business practices.
4

    27.5.6.     Conflicts of Interest.
a.Westwood attempts to identify any conflicts that exist between the interests of the Firm and the client by (i) reviewing the relationship of Westwood with the issuer of each security, and (ii) determining if Westwood or any of its supervised persons has any financial, business or personal relationship with the issuer;
b.If a material conflict of interest exists, Westwood will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means, such as voting in a manner consistent with a predetermined voting policy or receiving an independent third-party voting recommendation; and
c.Westwood will maintain a record of the voting resolution of any conflict of interest.
    27.5.7.     Recordkeeping.
The Operations Team retains the following proxy records in accordance with the SEC’s five-year retention requirement:
a.These policies and procedures and any amendments;
b.Each proxy statement that Westwood receives;
c.A record of each vote that Westwood casts;
d.Any document Westwood created that was material to making a decision how to vote proxies, or that memorializes that decision, including periodic reports to the Data Management Team or proxy committee, if applicable; e. A copy of each written request from a client for information on how Westwood voted such client’s proxies and a copy of any written response; f. Copies of materials used in conduct due diligence on proxy voting service providers; and
e.Records documenting audits and other periodic reviews of proxy voting recommendations.
27.5.8. Proxy Voting Vendor Oversight
Westwood conducts initial and ongoing oversight of proxy voting vendors with participation by the Client Service, Compliance, Operations and Investment teams.
In addition to conducting initial due diligence, Westwood monitors and reviews all third-party proxy services to evaluate any conflicts of interest, consistency of voting with guidelines, fees and disclosures, and technical and operational capabilities, among other things.
At least annually, Westwood audits on a sampling basis the recommendations received from Glass Lewis to assess the consistency of its recommendations with Glass Lewis’ published guidelines.
For Broadmark’s Proxy Policy see Appendix VI in Policies and Procedures.
5

PRINCIPAL FUNDS, INC.
PART C. OTHER INFORMATION
Item 28. Exhibits.
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Articles of Incorporation
	(1)	a.	Articles of Amendment and Restatement dated 02/14/2019 - Filed as Ex-99(a) on 02/26/2019 (Accession No. 0000898745-19-000131)
		b.	Articles of Amendment effective 03/01/2022 - Filed as Ex-99(a)(1)b on 02/24/2022 (Accession No. 0001683863-22-001059)
	(2)	Articles Supplementary dated 11/02/2023 - Filed as Ex-99(a)(2) on 12/27/2023 (Accession No. 0000898745-23-000393)
(b)	By-laws
	(1)	Amended and Restated By-laws effective 06/09/2020 - Filed as Ex-99(b) on 10/30/2020 (Accession No. 0000898745-20-000619)
(c)	Instruments Defining Rights of Security Holders: None other than those included in to Items 28(a) and 28(b).
(d)	Investment Advisory Agreements
	(1)	Amended and Restated Management Agreement dated 01/01/2024 *
	(2)	a.	AllianceBernstein L.P. Amended & Restated Sub-Advisory Agreement dated 01/01/2024 *
		b.	Barrow, Hanley, Mewhinney & Strauss, LLC Amended & Restated Sub-Advisory Agreement dated 01/01/2023 - Filed as Ex-99(d)(2)b on 02/27/2023 (Accession No. 0001683863-23-001574)
		c.	(1) BlackRock Financial Management, Inc. Amended & Restated Sub-Advisory Agreement dated 08/24/2023 - Filed as Ex-99(d)(2)c(1) on 12/27/2023 (Accession No. 0000898745-23-000393)
(2) BlackRock International Limited Amended & Restated Sub-Sub-Advisory Agreement dated 08/24/2023 - Filed as Ex-99(d)(2)c(2) on 12/27/2023 (Accession No. 0000898745-23-000393)
		d.	Brown Advisory LLC Amended & Restated Sub-Advisory Agreement dated 01/01/2020 - Filed as Ex-99(d)(2)e on 02/26/2020 (Accession No. 0000898745-20-0000125)
		e.	Causeway Capital Management LLC Amended & Restated Sub-Advisory Agreement dated 07/01/2020 - Filed as Ex-99(d)(2)e on 10/30/2020 (Accession No. 0000898745-20-000619)
		f.	ClearBridge RARE Infrastructure (North America) Pty Limited Sub-Advisory Agreement dated 07/31/2020 - Filed as Ex-99(d)(2)f on 10/30/2020 (Accession No. 0000898745-20-000619)
		g.	(1) CoreCommodity Management, LLC Sub-Advisory Agreement dated 05/01/2022 - Filed as Ex-99(d)(2)g on 07/01/2022 (Accession No. 0001683863-22-005229)
(2) CoreCommodity Management, LLC Sub-Advisory Agreement (DRA Cayman) dated 05/01/2022 - Filed as Ex-99(d)(2)g(2) on 12/27/2023 (Accession No. 0000898745-23-000393)
		h.	DDJ Capital Management, LLC Sub-Advisory Agreement dated 01/31/2022 - Filed as Ex-99(d)(2)h on 02/24/2022 (Accession No. 0001683863-22-001059)
		i.	Delaware Investments Fund Advisers Amended & Restated Sub-Advisory Agreement dated 04/01/2022 - Filed as Ex-99(d)(2)r(2) on 07/01/2022 (Accession No. 0001683863-22-005229)
		j.	Eagle Asset Management, Inc. Amended & Restated Sub-Advisory Agreement dated 01/01/2023 - Filed as Ex-99(d)(2)i on 02/27/2023 (Accession No. 0001683863-23-001574)
		k.	Emerald Advisers, LLC Amended and Restated Sub-Advisory Agreement dated 01/01/2020 - Filed as Ex-99(d)(2)k on 02/26/2020 (Accession No. 0000898745-20-0000125)
		l.	(1) Gotham Asset Management, LLC Amended & Restated Sub-Advisory Agreement dated 06/25/2019 - Filed as Ex-99(d)(2)m on 10/31/2019 (Accession No. 0000898745-19-000686)
(2) Gotham Asset Management, LLC Amendment to Sub-Advisory Agreement dated 10/05/2020 - Filed as Ex-99(d)(2)k(2) on 12/29/2020 (Accession No. 0000898745-20-000772)
		m.	(1) Graham Capital Management, L.P. Amended & Restated Sub-Advisory Agreement dated 07/01/2020 - Filed as Ex-99(d)(2)n on 10/30/2020 (Accession No. 0000898745-20-000619)
(2) Graham Capital Management, L.P. Sub-Advisory Agreement (GMS Cayman) dated 09/28/2018 - Filed as Ex-99(d)(2)m(2) on 12/27/2023 (Accession No. 0000898745-23-000393)
		n.	Grantham, Mayo, Van Otterloo & Co. LLC Sub-Advisory Agreement dated 02/15/2024 *
		o.	Hotchkis & Wiley Capital Management, LLC Sub-Advisory Agreement dated 06/28/2018 - Filed as Ex-99(d)(2)v on 07/13/2018 (Accession No. 0000898745-18-000609)
		p.	Impax Asset Management Limited Sub-Advisory Agreement dated 10/18/2021 - Filed as Ex-99(d)(2)n on 12/28/2021 (Accession No. 0001683863-21-007448)
1

q.	Insight North America LLC Amended and Restated Sub-Advisory Agreement dated 04/01/2022 - Filed as Ex-99(d)(2)o on 07/01/2022 (Accession No. 0001683863-22-005229)
r.	Loomis, Sayles & Company, L.P. Amended & Restated Sub-Advisory Agreement dated 07/01/2020 - Filed as Ex-99(d)(2)q on 10/30/2020 (Accession No. 0000898745-20-000619)
s.	Los Angeles Capital Management LLC Sub-Advisory Agreement dated 01/01/2024 *
t.	Newton Investment Management North America, LLC Sub-Advisory Agreement dated 08/31/2021 - Filed as Ex-99(d)(2)(t) on 12/28/2021 (Accession No. 0001683863-21-007448)
u.	Nuveen Third Amended & Restated Sub-Advisory Agreement dated 01/13/2022 - Filed as Ex-99(d)(2)u on 02/24/2022 (Accession No. 0001683863-22-001059)
v.	Origin Asset Management LLP Amended & Restated Sub-Advisory Agreement dated 01/01/2024 *
w.	Pictet Asset Management SA Amended & Restated Sub-Advisory Agreement dated 10/01/2017 - Filed as Ex-99(d)(2)dd(1) on 12/15/2017 (Accession No. 0000898745-17-001335)
x.	PineBridge Investments LLC Sub-Advisory Agreement dated 04/07/2022 - Filed as Ex-99(d)(2)x on 07/01/2022 (Accession No. 0001683863-22-005229)
y.	Post Advisory Group, LLC Amended & Restated Sub-Advisory Agreement 01/01/2024 *
z.	Principal Real Estate Investors, LLC Amended & Restated Sub-Advisory Agreement 01/01/2024 *
aa.	Robert W. Baird & Co. Inc. Amended & Restated Sub-Advisory Agreement dated 01/01/2023 - Filed as Ex-99(d)(2)z on 02/27/2023 (Accession No. 0001683863-23-001574)
bb.	(1) Sound Point Capital Management, LP Sub-Advisory Agreement dated 06/24/2016 - Filed as Ex-99(d)(2)nn on 09/23/2016 (Accession No. 0000898745-16-001530)
(2) Sound Point Capital Management, LP Assumption Agreement dated 05/01/2017 - Filed as Ex-99(d)(2)ll(2) on 08/31/2017 (Accession No. 0000898745-17-001102)
cc.	Spectrum Asset Management, Inc. Amended & Restated Sub-Advisory Agreement dated 01/01/2024 *
dd.	T. Rowe Price Associates, Inc. Amended & Restated Sub-Advisory Agreement dated 05/01/2023 - Filed as Ex-99(d)(2)cc on 12/27/2023 (Accession No. 0000898745-23-000393)
ee.	Vaughan Nelson Investment Management, LP Amended & Restated Sub-Advisory Agreement dated 07/01/2020 - Filed as Ex-99(d)(2)ee on 10/30/2020 (Accession No. 0000898745-20-000619)
ff.	Victory Capital Management, Inc. Amended & Restated Sub-Advisory Agreement dated 07/01/2023 - Filed as Ex-99(d)(2)ee on 12/27/2023 (Accession No. 0000898745-23-000393)
gg.	(1) Wellington Management Company LLP Amended & Restated Sub-Advisory Agreement dated 03/21/2022 - Filed as Ex-99(d)(2)ff(1) on 12/27/2023 (Accession No. 0000898745-23-000393)
(2) Wellington Management Company LLP Sub-Advisory Agreement (DRA Cayman) dated 03/21/2022 - Filed as Ex-99(d)(2)ff(2) on 12/27/2023 (Accession No. 0000898745-23-000393)
hh.	Westchester Capital Management, LLC Sub-Advisory Agreement dated 10/01/2021 - Filed as Ex-99(d)(2)hh on 12/28/2021 (Accession No. 0001683863-21-007448)
ii.	Westwood Management Corp. Amended & Restated Sub-Advisory Agreement dated 07/01/2020 - Filed as Ex-99(d)(2)ii on 10/30/2020 (Accession No. 0000898745-20-000619)

(e)	Underwriting Contracts
(1)
Amended & Restated Distribution Agreement for Class A, Class C, Class J, Class P, Class S, Class T, Class R-1, Class R-2, Class R-3, Class R-4, Class R-5, Class R-6 and Institutional Class Shares dated 06/12/2017 - Filed as Ex-99(e)(1)b on 07/13/2017 (Accession No. 0000898745-17-001053)

	(2)	a.	Selling Agreement dated 09/27/2019 for Classes A, C, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 Shares - Filed as Ex-99(e)(2)a on 12/17/2019 (Accession No. 0000898745-19-000725)
		b.	Amendment to Selling Agreement for Class S - Filed as Ex-99(e)(2)b on 12/15/2017 (Accession No. 0000898745-17-001335)
(f)	Bonus or Profit Sharing Contracts -- Not Applicable
(g)	Custodian Agreements
	(1)	a.	Custody Agreement between The Bank of New York Mellon and Principal Funds, Inc. dated 11/11/2011 - Filed as Ex-99(g)(1) on 07/16/2012 (Accession No. 0001144204-12-039659)
		b.	Custody Agreement Supplement between The Bank of New York Mellon and Principal Funds, Inc. dated 04/16/2018 - Filed as Ex-99(g)(1)b on 02/26/2020 (Accession No. 0000898745-20-0000125)
		c.	Custody Agreement Amendment to Schedule II between The Bank of New York Mellon and Principal Funds, Inc. dated 01/12/2023 - Filed as Ex-99(g)(1)c on 12/27/2023 (Accession No. 0000898745-23-000393)
d.
Custody Agreement Supplement dated 04/16/2018 Amendment between The Bank of New York Mellon and Principal Funds, Inc. dated 07/10/2019 - Filed as Ex-99(g)(1)d on 02/26/2020 (Accession No. 0000898745-20-0000125)

2

		e.	Custody Agreement Supplement between the The Bank of New York Mellon and Principal Funds, Inc. dated 11/07/2019 - Filed as Ex-99(g)(1)e on 02/26/2020 (Accession No. 0000898745-20-0000125)
f.
Custody Agreement Supplement dated 04/16/2018 Amended and Restated Appendix A between The Bank of New York Mellon and Principal Funds, Inc. dated 01/07/2020 - Filed as Ex-99(g)(1)f on 02/26/2020 (Accession No. 0000898745-20-0000125)

g.
Custody Agreement Supplement dated 04/16/2018 Amended and Restated Appendix A between The Bank of New York Mellon and Principal Funds, Inc. dated 05/12/2020 - Filed as Ex-99(g)(1)g on 07/01/2022 (Accession No. 0001683863-22-005229)

h.
Custody Agreement Supplement dated 11/07/2019 Amended and Restated Appendix A between The Bank of New York Mellon and Principal Funds, Inc. dated 09/23/2021 - Filed as Ex-99(g)(1)h on 07/01/2022 (Accession No. 0001683863-22-005229)

(h)	Other Material Contracts
(1)
Amended and Restated Transfer Agency Agreement for Class A, Class C, Class J, Class S, Institutional Class, Class R-6, and Plan Class Shares dated 11/01/2023 - Filed as Ex-99(h)(1) on 12/27/2023 (Accession No. 0000898745-23-000393)

	(2)	Amended & Restated Shareholder Services Agreement dated 01/12/2007 - Filed as Ex-99(h)(2)h on 12/14/2007 (Accession No. 0000898745-07-000184)
	(3)	Investment Service Agreement dated 10/31/2002 - Filed as Ex-99(h)(3)c on 12/30/2002 (Accession No. 0001126871-02-000036)
	(4)	Amended & Restated Administrative Services Agreement dated 05/01/2010 - Filed as Ex-99(h)(5)a on 07/29/2010 (Accession No. 0000898745-10-000394)
	(5)	Amended & Restated Service Agreement dated 05/01/2010 - Filed as Ex-99(h)(6)a on 07/29/2010 (Accession No. 0000898745-10-000394)
	(6)	Amended & Restated Service Sub-Agreement dated 9/30/2005 - Filed as Ex-99(h)(7)g on 11/22/2005 (Accession No. 0000870786-05-000263)
	(7)	Principal Funds, Inc. – Contractual Fee Waiver Agreement (12b-1) dated 12/31/2015 – Filed as Ex-99(h)(7) on 01/14/2016 (Accession No. 0000898745-16-000869)
	(8)	Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. Interfund Lending Agreement dated 03/29/2023 - Filed as Ex-99(h)(8) on 12/27/2023 (Accession No. 0000898745-23-000393)
	(9)	Principal Funds, Inc. - Contractual Fee Limit/Waiver Agreement dated 03/01/2024 *
	(10)	Form of Rule 12d1-4 Fund of Funds Investment Agreement - Filed as Ex-99(h)(10) on 02/24/2022 (Accession No. 0001683863-22-001059)
(11)
Powers of Attorney for Bhatia, Damos, Dyer, Grieb, Halter, Hirsch, Hymes, Lattimer, McCullum, McMillan, and Nickels dated 12/13/2023 - Filed as Ex-99(h)(11) on 12/27/2023 (Accession No. 0000898745-23-000393)

(i)	Legal Opinion *
(j)	Other Opinions
	(1)	Consent of Independent Registered Public Accounting Firm *
(k)	Omitted Financial Statements -- Not Applicable
(l)	Initial Capital Agreements
	(1)	Initial Capital Agreement dated 04/26/1993 – Filed as Ex-99(b)(13) on 04/12/1996 (Accession No. 0000898745-96-000012) This exhibit was originally filed in paper format. Accordingly, a hyperlink has not been provided.
	(2)	Initial Capital Agreements dated 11/17/1997 – Filed as Ex-99(l)(2) and Ex-99(l)(3) on 09/22/2000 (Accession No. 0000898745-00-500024)
	(3)	Initial Capital Agreements – Filed as Ex-99(l)(4) through (l)(38) on 12/05/2000 (Accession No. 0000898745-00-000021)
	(4)	Initial Capital Agreement dated 12/30/2002 – Filed as Ex-99(l)(39) on 12/30/2002 (Accession No. 0001126871-02-000036)
	(5)	Initial Capital Agreements dated 12/29/2003 and 12/30/2003 – Filed as Ex-99(l)(40) and Ex-99(l)(41) on 02/26/2004 (Accession No. 0001127048-04-000033)
	(6)	Initial Capital Agreement dated 06/01/2004 – Filed as Ex-99(l)(42) on 07/27/2004 (Accession No. 0000870786-04-000163)
	(7)	Initial Capital Agreement dated 11/01/2004 – Filed as Ex-99(l)(43) on 12/13/2004 (Accession No. 0000870786-04-000242)
	(8)	Initial Capital Agreement dated 12/29/2004 – Filed as Ex-99(l)(44) on 02/28/2005 (Accession No. 0000870786-05-000065)
	(9)	Initial Capital Agreement dated 03/01/2005 – Filed as Ex-99(l)(45) on 05/16/2005 (Accession No. 0000870786-05-000194)
3

(10)	Initial Capital Agreement dated 06/28/2005 – Filed as Ex-99(l)(46) on 11/22/2005 (Accession No. 0000870786-05-000263)
(11)	Initial Capital Agreement dated 03/01/2006 – Filed as Ex-99(l)(47) on 10/20/2006 (Accession No. 0000898745-06-000160)
(12)	Initial Capital Agreement dated 01/10/2007 – Filed as Ex-99(l)(48) on 02/20/2008 (Accession No. 0000950137-08-002501)
(13)	Initial Capital Agreement dated 10/01/2007 and 02/29/2008 – Filed as Ex-99(l)(49) and Ex-99(l)(50) on 03/28/2008 (Accession No. 0000898745-08-000017)
(14)	Initial Capital Agreement dated 05/01/2008 – Filed as Ex-99(l)(51) on 07/17/2008 (Accession No. 0000009713-08-000060)
(15)	Initial Capital Agreement dated 09/30/2008 – Filed as Ex-99(l)(52) on 12/12/2008 (Accession No. 0000898745-08-000166)
(16)	Initial Capital Agreements dated 12/15/2008 – Filed as Ex-99(l)(53) on 12/31/2008 (Accession No. 0000898745-08-000184)
(17)	Initial Capital Agreements dated 03/02/2009 and 09/09/2009 – Filed as Ex-99(l)(54) and Ex-99(l)(55) on 10/29/2010 (Accession No. 0000898745-10-000490)
(18)	Initial Capital Agreement dated 12/30/2009 – Filed as Ex-99(l)(56) on 10/29/2010 (Accession No. 0000898745-10-000490)
(19)	Initial Capital Agreement dated 03/01/2010 – Filed as Ex-99(l)(57) on 10/29/2010 (Accession No. 0000898745-10-000490)
(20)	Initial Capital Agreement dated 03/16/2010 – Filed as Ex-99(l)(58) on 10/29/2010 (Accession No.0000898745-10-000490)
(21)	Initial Capital Agreement dated 07/12/2010 – Filed as Ex-99(l)(59) on 10/29/2010 (Accession No.0000898745-10-000490)
(22)	Initial Capital Agreement dated 09/27/2010 – Filed as Ex-99(l)(60) on 12/30/2010 (Accession No. 0000898745-10-000522)
(23)	Initial Capital Agreement dated 12/29/2010 – Filed as Ex-99(l)(61) on 02/23/2011 (Accession No. 0000898745-11-000040)
(24)	Initial Capital Agreement dated 06/06/2011 – Filed as Ex-99(l)(62) on 10/12/2011 (Accession No. 0000898745-11-000711)
(25)	Initial Capital Agreement dated 10/24/2011 – Filed as Ex-99(l)(63) on 12/30/2011 (Accession No. 0001144204-11-072069)
(26)	Initial Capital Agreement dated 03/01/2012 – Filed as Ex-99(l)(64) on 06/13/2012 (Accession No. 0001144204-12-034634)
(27)	Initial Capital Agreements dated 06/14/2012 – Filed as Ex-99(l)(65) and Ex-99(l)(66) on 07/16/2012 (Accession No. 0001144204-12-039659)
(28)	Initial Capital Agreement dated 12/28/2012 – Filed as Ex-99(l)(67) on 02/28/2013 (Accession No. 0000898745-13-000071)
(29)	Initial Capital Agreement dated 03/01/2013 – Filed as Ex-99(l)(68) on 05/07/2013 (Accession No. 0000898745-13-000459)
(30)	Initial Capital Agreement dated 03/14/2014 (Capital Securities Fund) – Filed as Ex-99(l)(69) on 03/28/2014 (Accession No. 0000898745-14-000513)
(31)	Initial Capital Agreement dated 09/30/2013 (Blue Chip and Global Opportunities) – Filed as Ex-99(l)(70) on 10/31/2013 (Accession No. 0000898745-13-000729)
(32)	Initial Capital Agreement dated 12/30/2013 (Opportunistic Municipal) – Filed as Ex-99(l)(71) on 02/27/2014 (Accession No. 0000898745-14-000071)
(33)	Initial Capital Agreement dated 06/03/2014 (share class additions) – Filed as Ex-99(l)(72) on 06/20/2014 (Accession No. 0000898745-14-000687)
(34)	Initial Capital Agreement dated 06/11/2014 (International Small Company) – Filed as Ex-99(l)(73) on 06/20/2014 (Accession No. 0000898745-14-000687)
(35)	Initial Capital Agreement dated 09/30/2014 (Principal LifeTime Hybrids - Instl) – Filed as Ex-99(l)(75) on 10/15/2014 (Accession No. 0000898745-14-000996)
(36)	Initial Capital Agreement dated 11/25/2014 (Class R-6 - 6 Funds) – Filed as Ex-99(l)(37) on 12/29/2014 (Accession No. 000898745-14-001274)
(37)
Initial Capital Agreements dated 12/31/2014 (Real Estate Allocation and Real Estate Debt Income Funds, addition of Class R-6 to Diversified Real Asset and Institutional Class to International Small Company Funds) – Filed as Ex-99(l)(38) on 02/26/2015 (Accession No. 0000898745-15-000123)

4

	(38)	Initial Capital Agreement dated 01/23/2015 (Origin Emerging Markets Fund) – Filed as Ex-99(l)(39) on 02/26/2015 (Accession No. 0000898745-15-000123)
	(39)	Initial Capital Agreement dated 02/27/2015 (Cal Muni - Instl) – Filed as Ex-99(l)(40) on 05/18/2015 (Accession No. 0000898745-15-000325)
	(40)	Initial Capital Agreement dated 03/10/2015 (Opp Muni - Instl) – Filed as Ex-99(l)(41) on 05/18/2015 (Accession No. 0000898745-15-000325)
	(41)	Initial Capital Agreement dated 05/18/2015 (Tax-Exempt Bond - Instl) – Filed as Ex-99(l)(42) on 06/12/2015 (Accession No. 0000898745-15-000404)
	(42)	Initial Capital Agreement dated 09/28/2015 (EDGE MidCap - Instl) – Filed as Ex-99(l)(43) on 10/19/2015 (Accession No. 0000898745-15-000750)
(43)
Initial Capital Agreement dated 08/24/2015 (California Municipal Fund - P, Principal LifeTime Hybrid Income - R-6, Principal LifeTime Hybrid 2015 - R-6, Principal LifeTime Hybrid 2020 - R-6, Principal LifeTime Hybrid 2025 - R-6, Principal LifeTime Hybrid 2030 - R-6, Principal LifeTime Hybrid 2035 - R-6, Principal LifeTime Hybrid 2040 - R-6, Principal LifeTime Hybrid 2045 - R-6, Principal LifeTime Hybrid 2050 - R-6, Principal LifeTime Hybrid 2055 - R-6, Principal LifeTime Hybrid 2060 - R-6, SAM Balanced - P, SAM Conservative Balanced - P, SAM Conservative Growth - P, SAM Flexible Income - P, SAM Strategic Growth - P, Tax-Exempt Bond Fund - P) – Filed as Ex-99(l)(44) on 09/18/2015 (Accession No. 0000898745-15-000653)

(44)
Initial Capital Agreement dated 03/07/2016 (Class R-3 shares, Class R-4 shares, and Class R-5 to the Global Real Estate Securities Fund) - Filed ax Ex-99(l)(47) on 03/29/2016 (Accession No. 0000898745-16-001192)

(45)
Initial Capital Agreement dated 03/29/2016 (Class R-3 shares, Class R-4 shares, and Class R-5 to the Blue Chip Fund and Diversified Real Asset Fund; and Class P shares to the Origin Emerging Markets Fund) - Filed as Ex-99(l)(48) on 04/08/2016 (Accession No. 0000898745-16-001225)

(46)
Initial Capital Agreement dated 07/11/2016 (Finisterre Unconstrained Emerging Markets Bond Fund Class A, P, and Institutional shares) - Filed as Ex-99(l)(50) on 10/13/2016 (Accession No. 0000898745-16-001543)

(47)
Initial Capital Agreement dated 11/22/2016 (Class R-6 shares for High Yield, International Emerging Markets, International I, MidCap, MidCap S&P 400 Index, Real Estate Securities, SmallCap, and SmallCap S&P 600 Index Funds) - Filed as Ex-99(l)(51) on 12/28/2016 (Accession No. 0000898745-16-001858)

(48)
Initial Capital Agreement dated 01/03/2017 (Class R-6 shares for Blue Chip, Edge MidCap, International Equity Index, International Small Company, Preferred Securities, Real Estate Debt Income, and Small-MidCap Dividend Income Funds) - Filed as Ex-99(l)(52) on 01/30/2017 (Accession No. 0000898745-17-000041)

	(49)	Initial Capital Agreement dated 06/12/2017 (Class R-6 shares for Global Diversified Income and Global Multi-Strategy) – Filed as Ex-99(l)(55) on 06/23/2017 (Accession No. 0000898745-17-001004)
	(50)	Initial Capital Agreement dated 09/06/2017 (Principal LifeTime 2065 and Principal LifeTime Hybrid 2065 Funds) - Filed as Ex-99(l)(56) on 09/08/2017 (Accession No. 0000898745-17-001118)
	(51)	Initial Capital Agreement dated 09/11/2017 (Class J shares for Blue Chip Fund) - Filed as Ex-99(l)(57) on 10/06/2017 (Accession No. 0000898745-17-001219)
	(52)	Initial Capital Agreement dated 12/20/2017 (Institutional Class shares for Government Money Market Fund) - Filed as Ex-99(l)(57) on 12/29/2017 (Accession No. 0000898745-17-001402)
	(53)	Initial Capital Agreement dated 03/01/2018 (Class J shares for all Principal LifeTime Hybrid Funds) - Filed as Ex-99(l)(58) on 04/13/2018 (Accession No. 0000898745-18-000319)
	(54)	Initial Capital Agreement dated 10/09/2018 (Class J shares for Equity Income Fund) - Filed as Ex-99(I)(58) on 11/01/2018 (Accession No. 0000898745-18-000852)
	(55)	Initial Capital Agreement dated 12/31/2018 (Class A shares for Edge MidCap Fund) - Filed as Ex-99(l)(59) on 02/26/2019 (Accession No. 0000898745-19-000131)
	(56)	Initial Capital Agreement dated 03/01/2019 (Class R-6 shares for Diversified International Fund) - Filed as Ex-99(l)(60) on 03/29/2019 (Accession No. 0000898745-19-000316)
	(57)	Initial Capital Agreement dated 03/01/2019 (Class R-3 and R-5 shares for all LifeTime Hybrid Funds) - Filed as Ex-99(l)(61) on 03/29/2019 (Accession No. 0000898745-19-000316)
	(58)	Initial Capital Agreement dated 04/02/2019 (Class A and R-6 shares for MidCap Value I Fund) - Filed as Ex-99(l)(62) on 06/10/2019 (Accession No. 0000898745-19-000437)
	(59)	Initial Capital Agreement dated 09/22/2022 (Institutional Class shares for Global Sustainable Listed Infrastructure Fund) - Filed as Ex-99(l)(60) on 11/17/2022 (Accession No. 0000898745-22-000193)
	(60)	Initial Capital Agreement dated 03/01/2023 (Principal LifeTime 2070 Fund and Principal LifeTime Hybrid 2070 Fund) - Filed as Ex-99(l)(60) on 12/27/2023 (Accession No. 0000898745-23-000393)
(m)	Rule 12b-1 Plan
	(1)	Class A Distribution Plan and Agreement dated 04/02/2019 - Filed as Ex-99(m)(1) on 12/27/2023 (Accession No. 0000898745-23-000393)
5

	(2)	Class C Distribution Plan and Agreement dated 01/01/2014 - Filed as Ex-99(m)(2) on 02/25/2016 (Accession No. 0000898745-16-001024)
	(3)	Class J Amended & Restated Distribution Plan and Agreement dated 03/01/2023 - Filed as Ex-99(m)(3) on 02/27/2023 (Accession No. 0001683863-23-001574)
	(4)	Class R-1 Amended & Restated Distribution Plan and Agreement dated 03/01/2023 - Filed as Ex-99(m)(4) on 02/27/2023 (Accession No. 0001683863-23-001574)
	(5)	Class R-3 Amended & Restated Distribution Plan and Agreement dated 03/01/2023 - Filed as Ex-99(m)(5) on 02/27/2023 (Accession No. 0001683863-23-001574)
	(6)	Class R-4 Amended & Restated Distribution Plan and Agreement dated 03/01/2023 - Filed as Ex-99(m)(6) on 02/27/2023 (Accession No. 0001683863-23-001574)
(n)	Rule 18f-3 Plan
	(1)	Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 dated 06/12/2017- Filed as Ex-99(n)(1) on 08/31/2017 (Accession No. 0000898745-17-001102)
(o)	Reserved.
(p)	Code of Ethics
	(1)	AllianceBernstein L.P. Code of Ethics dated 01/2022 - Filed as Ex-99(p)(1) on 02/27/2023 (Accession No. 0001683863-23-001574)
	(2)	Barrow Hanley Code of Ethics dated 01/01/2022 - Filed as Ex-99(p)(2) on 02/27/2023 (Accession No. 0001683863-23-001574)
	(3)	BlackRock Code of Ethics dated 12/07/2021 - Filed as Ex-99(p)(3) - on 02/27/2023 (Accession No. 0001683863-23-001574)
	(4)	Brown Advisory Code of Ethics dated 08/2011 - Filed as Ex-99(p)(7) on 12/30/2011 (Accession No. 0001144204-11-072069)
	(5)	Causeway Capital Management LLC Code of Ethics dated 06/2021 - Filed as Ex-99(p)(5) on 02/27/2023 (Accession No. 0001683863-23-001574)
	(6)	ClearBridge RARE Infrastructure (North America) Pty Limited Code of Ethics dated 10/2021 - Filed as Ex-99(p)(6) on 02/27/2023 (Accession No. 0001683863-23-001574)
	(7)	CoreCommodity Management, LLC Code of Ethics dated 10/2021 - Filed as Ex-99(p)(7) on 07/01/2022 (Accession No. 0001683863-22-005229)
	(8)	DDJ Capital Management, LLC Code of Ethics dated 11/14/2019 - Filed as Ex-99(p)(9) on 10/30/2020 (Accession No. 0000898745-20-000619)
	(9)	Eagle Asset Management, Inc. Code of Ethics dated 12/31/2020 - Filed as Ex-99(p)(9) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(10)	Emerald Advisers Inc. Code of Ethics dated 01/15/2021 - Filed as Ex-99(p)(10) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(11)	Gotham Asset Management, LLC Code of Ethics dated 01/2022 - Filed as Ex-99(p)(2) on 02/27/2023 (Accession No. 0001683863-23-001574)
	(12)	Graham Capital Management, L.P. Code of Ethics dated 04/2018 - Filed as Ex-99(p)(14) on 10/30/2020 (Accession No. 0000898745-20-000619)
	(13)	Grantham, Mayo, Van Otterloo & Co. LLC Code of Ethics dated 12/13/2022 *
	(14)	Hotchkis & Wiley Capital Management, LLC Code of Ethics dated 09/2021 - Filed as Ex-99(p)(13) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(15)	Impax Asset Management Limited Code of Ethics dated 06/2021 - Filed as Ex-99(p)(14) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(16)	Insight North America LLC Codes of Ethics dated 2020 - Filed as Ex-99(p)(15) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(17)	Loomis, Sayles & Co., L.P. Code of Ethics dated 12/16/2020 - Filed as Ex-99(p)(16) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(18)	Los Angeles Capital Management and Equity Research, Inc. Code of Ethics dated 01/04/2021 - Filed as Ex-99(p)(17) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(19)	Macquarie Capital Investment Management, LLC (Delaware Investments Fund Advisers) Code of Ethics dated 09/08/2020 - Filed as Ex-99(p)(18) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(20)	Newton Investment Management North America LLC Codes of Ethics dated 2020 - Filed as Ex-99(o)(20) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(21)	Nuveen Asset Management LLC Code of Ethics dated 01/03/2022 - Filed as Ex-99(p)(20) on 02/27/2023 (Accession No. 0001683863-23-001574)
6

	(22)	Origin Asset Management, LLP Code of Ethics dated 01/2021 - Filed as Ex-99(p)(21) on 02/27/2023 (Accession No. 0001683863-23-001574)
	(23)	Pictet Asset Management SA Code of Ethics dated 07/01/2022 - Filed as Ex-99(g)(1)c on 12/21/2022 (Accession No. 0001683863-23-001574)
	(24)	PineBridge Investments LLC Code of Ethics dated 10/2021 - Filed as Ex-99(p)(24) on 07/01/2022 (Accession No. 0001683863-22-005229)
	(25)	Post Advisory Group, LLC Code of Ethics dated 11/2020 - Filed as Ex-99(p)(23) on 12/28/2021 (Accession No. 0001683863-21-0074448)
	(26)	Code of Ethics of Registrant, Principal Global Investors, LLC and Principal Real Estate Investors, LLC dated 10/01/2022 - Filed as Ex-99(p)(26) on 11/17/2022 (Accession No. 000898745-22-000193)
	(27)	Robert W. Baird & Co. Inc. Code of Ethics dated 06/01/2020 - Filed as Ex-99(p)(25) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(28)	Sound Point Capital Management, LP Code of Ethics dated 09/01/2022 - Filed as Ex-99(g)(1)c on 12/21/2022 (Accession No. 0001683863-22-007909)
	(29)	Spectrum Code of Ethics dated 03/06/2020 - Filed as Ex-99(p)(28) on 10/30/2020 (Accession No. 0000898745-20-000619)
	(30)	T. Rowe Price Code of Ethics dated 02/01/2023 - Filed as Ex-99(p)(29) on 12/27/2023 (Accession No. 0000898745-23-000393)
	(31)	Vaughan-Nelson Code of Ethics dated 09/09/2022 - Filed as Ex-99(p)(30) on 02/27/2023 (Accession No. 0001683863-23-001574)
	(32)	Victory Capital Management Inc. Code of Ethics dated 07/01/2023 *
	(33)	Wellington Management Code of Ethics dated 08/02/2021 - Filed as Ex-99(p)(33) on 12/28/2021 (Accession No. 0001683863-21-007448)
	(34)	Westchester Capital Management, LLC Code of Ethics dated 04/01/2023 - Filed as Ex-99(p)(33) on 12/27/2023 (Accession No. 0000898745-23-000393)
	(35)	Westwood Management Corporation Code of Ethics dated 07/2022 - Filed as Ex-99(p)(34) on 02/27/2023 (Accession No. 0001683863-23-001574)
*	Filed herein.
Item 29. Persons Controlled by or Under Common Control with the Fund
The Registrant does not control and is not under common control with any person.
Item 30.    Indemnification
Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a “corporate representative”) of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys’ fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:
(i)The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and
1.Was committed in bad faith; or
2.Was the result of active and deliberate dishonesty; or
(ii)The corporate representative actually received an improper personal benefit in money, property, or services; or
(iii)In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.
If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant’s Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant’s Articles of Incorporation, Article 9 of Registrant’s Bylaws and Section 2-418 of the Maryland General Corporation Law.
7

The Registrant has agreed to indemnify, defend and hold the Distributors, their officers and directors, and any person who controls the Distributors within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributors, their officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant’s registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributors to the Registrant for use in the Registrant’s registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributors against any liability to the Registrant or to its security holders to which the Distributors would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of their duties, or by reason of their reckless disregard of their obligations under this Agreement. The Registrant’s agreement to indemnify the Distributors, their officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributors, their officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Each director has entered into an indemnification agreement with the Fund. In addition, the interested directors each have available indemnifications from Principal Financial Group, Inc., the parent company of his/her employer, the Fund’s sponsor.
Item 31. Business or Other Connections of Investment Advisor
Principal Global Investors, LLC (“PGI”) serves as investment advisor and administrator for Principal Funds, Inc. (“PFI”), Principal Variable Contracts Funds, Inc. (“PVC”), and Principal Real Asset Fund (“PRA”). PGI also serves as investment advisor for Principal Exchange-Traded Funds (“PETF”). PGI is part of a diversified global asset management organization that utilizes specialized investment teams and affiliates to provide institutional investors and individuals with diverse investment capabilities, including fixed income, equities, real estate, currency, asset allocation, and stable value. A complete list of the officers and directors of the investment advisor, PGI, are set out below.
PGI is an indirect wholly-owned subsidiary of Principal Financial Group, Inc. (together with its affiliates, “Principal”), the headquarters of which is located at 711 High Street, Des Moines, Iowa. Many of the individuals listed below support Principal in various capacities, in some cases as directors or officers, in addition to their role with PGI. The below list includes individuals (designated by an *), who serve as officers and directors of the Registrant. For these individuals, the information as set out in the Statement of Additional Information (See Part B) under the caption “Additional Information Regarding Board Members and Officers” is incorporated by reference.
8

	NAME	OFFICE WITH INVESTMENT ADVISOR (PGI)
	Chris Agbe-Davies	Vice President, Associate General Counsel and Assistant Secretary
*	Kamal Bhatia	Director, Chief Operating Officer, and Senior Executive Director - Principal Asset Management
	Jill M. Blosser	Assistant Vice President and Chief Accounting Officer
	Wei-erh Chen	Assistant General Counsel
	Daniel R. Coleman	Chief Investment Officer - Edge Asset Management
	Sudipto De	Head of Investment Risk
*	George Djurasovic	Vice President - Principal Asset Management General Counsel
	Jen Dulski	Counsel
	Debra Svoboda Epp	Assistant General Counsel
	Todd E. Everett	Chief Executive Officer - Principal Real Estate Investors
	Karl Goodman	Assistant General Counsel
	Michael Goosay	Managing Director - Chief Investment Officer/Global Head of Fixed Income
*	Gina L. Graham	Vice President and Treasurer
*	Patrick G. Halter	Chair, Chief Executive Officer, and President - Principal Asset Management
	Melinda L. Hanrahan	Managing Director - Global Equities
	Angela Harrison	Counsel
	Corrine Hatala	Counsel
	Monica L. Haun	Managing Director - Boutique Operations
	Maggie Hibbs	Counsel
	Timothy A. Hill	Senior Executive Director - U.S. and Europe Client Group - Principal Asset Management
	Jill M. Hittner	Director and Executive Managing Director - Chief Financial Officer - Principal Asset Management
	Daniel J. Houston	Director
	Todd A. Jablonski	Chief Investment Officer, Executive Director, and Head of Asset Allocation
	Jaime M. Kiehn	Managing Director - Product Specialist
	Justin T. Lange	Chief Compliance Officer - Principal Asset Management
*	Laura B. Latham	Counsel
	Mitchell Maahs	Counsel
	George P. Maris	Executive Managing Director - Chief Investment Officer/Global Head of Equities
	Kenneth A. McCullum	Director
	Adrienne L. McFarland	Assistant General Counsel and Secretary
	Amy M. McNally	Global Head Risk Management - PGI
	Everett S. Miles	Vice President - Capital Markets
	Brian S. Ness	Executive Director and Chief Information Officer - PGAM and PI
*	Deanna Y. Pellack	Counsel
	Colin D. Pennycooke	Assistant General Counsel
	Christopher J. Reddy	Executive Director - Investment and Client Solutions
*	Teri Root	Chief Compliance Officer - Funds
	Kelly D. Rush	Chief Investment Officer - Global RE Securities
	Mustafa Sagun	Chief Investment Officer - PGI Equities
	Charles M. Schneider	Counsel
*	Adam U. Shaikh	Assistant General Counsel
	Ellen W. Shumway	Director and Senior Executive Director - Strategy and Investments
	Deanna D. Strable-Soethout	Director
*	John L. Sullivan	Assistant General Counsel
	Barbara Wenig	Executive Director - Head of Global Operations and Platforms
	Kenneth Kirk West	Executive Director - International Business and Clients
*	Dan L. Westholm	Assistant Vice President - Treasury
	Brooke Yang	Counsel
9

Item 32.    Principal Underwriters
(a)Principal Funds Distributor, Inc. ("PFD") acts as principal underwriter for PFI, PVC, and PRA. PFD also serves as the principal underwriter for certain variable contracts issued by American General Life Insurance Company and The United States Life Insurance Company in the City of New York, through their respective separate accounts.
(b)

(1)	(2)	(3)
Name and Principal	Positions and Offices with	Positions and Offices
Business Address	Principal Underwriter (PFD)	with the Registrant
Chris Agbe-Davies	Vice President, Associate General Counsel,	None
Principal Funds Distributors, Inc.(1)	and Assistant Secretary
Kamal Bhatia	Director	President and Chief Executive Officer
The Principal Financial Group (2)
Jill R. Brown	President and Chairman of the Board	None
Principal Funds Distributor, Inc. (3)
Sean Clines	Chief Financial Officer	None
Principal Funds Distributors, Inc.(1)
Ramona Dessouki	Chief Marketing Officer	None
Principal Funds Distributors, Inc.(2)
Amy C. Friedrich	Director	None
Principal Funds Distributors, Inc.(1)
Gina L. Graham	Vice President and Treasurer	Treasurer
Principal Funds Distributors, Inc.(1)
Timothy A. Hill	Director, Senior Vice President - Distribution,	None
Principal Funds Distributors, Inc.(1)	and National Sales Manager
Mitch G. Nass	Counsel and Secretary	None
Principal Funds Distributors, Inc.(1)
Brian S. Ness	Senior Vice President and	None
Principal Funds Distributors, Inc.(1)	Chief Information Officer
Michael Scholten	Chief Operations Officer	None
Principal Funds Distributors, Inc.(1)
Michelle Stockman	Chief Compliance Officer	None
Principal Funds Distributors, Inc.(1)
Dina Sullivan	Assistant Vice President	None
Principal Funds Distributor, Inc. (3)
Jeff Trier	AML Compliance Officer	None
Principal Funds Distributors, Inc.(1)
Dan L. Westholm	Assistant Vice President - Treasury	Assistant Treasurer
Principal Funds Distributors, Inc.(1)

(1) Des Moines, IA 50392
(2) 888 7th Avenue, 25th Floor, New York, NY 10019
(3) 620 Coolidge Drive, Suite 300, Folsom, CA 95630
(c)    Not applicable.
Item 33.    Location of Accounts and Records
All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the Registrant and its Investment Advisor: 801 Grand Avenue, Des Moines, Iowa 50392.
Item 34.    Management Services
Not applicable.
Item 35.    Undertakings
Not applicable.
10

Exhibit Index
Amended and Restated Management Agreement	Exhibit (d)(1)
Amended and Restated Sub-Advisory Agreement	Exhibits (d)(2)a, (d)(2)n, (d)(2)s, (d)(2)v, (d)(2)y, (d)(2)z, and (d)(2)cc
Contractual Fee Waiver Agreement	Exhibit (h)(9)
Legal Opinion	Exhibit (i)
Consent of Independent Registered Public Accounting Firm	Exhibit (j)(1)
Code of Ethics	Exhibits (p)(13) and (p)(32)
11

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 27th day of February, 2024.

Principal Funds, Inc.
(Registrant)
/s/ Kamal Bhatia _____________________________________ Kamal Bhatia Director, President, and Chief Executive Officer

Attest: /s/ Beth C. Wilson ______________________________________ Beth C. Wilson Vice President and Secretary
12

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ Kamal Bhatia __________________________ Kamal Bhatia	Director, President, and Chief Executive Officer (Principal Executive Officer)	February 27, 2024

/s/ Michael Scholten __________________________ Michael Scholten	Chief Financial Officer (Principal Financial Officer)	February 27, 2024

/s/ Megan Hoffmann __________________________ Megan Hoffmann	Vice President and Controller (Controller)	February 27, 2024

(Craig Damos)* __________________________ Craig Damos	Director	February 27, 2024

(Katharin S. Dyer)* __________________________ Katharin S. Dyer	Director	February 27, 2024

(Frances P. Grieb)* __________________________ Frances P. Grieb	Director	February 27, 2024

(Patrick G. Halter)* __________________________ Patrick G. Halter	Director	February 27, 2024

(Fritz S. Hirsch)* __________________________ Fritz S. Hirsch	Director	February 27, 2024

(Victor L. Hymes)* __________________________ Victor L. Hymes	Director	February 27, 2024

(Padelford L. Lattimer)* __________________________ Padelford L. Lattimer	Director	February 27, 2024

(Kenneth A. McCullum)* __________________________ Kenneth A. McCullum	Director	February 27, 2024

(Karen McMillan)* __________________________ Karen McMillan	Director	February 27, 2024

(Elizabeth Nickels)* __________________________ Elizabeth Nickels	Director	February 27, 2024

	/s/ Kamal Bhatia __________________________ Kamal Bhatia	February 27, 2024
Director, President, and Chief Executive Officer

* Pursuant to Powers of Attorney Filed as Ex-99(H)(11) on 12/27/2023 (Accession No. 0000898745-23-000393)
13